    As Filed with the Securities and Exchange Commission on April 28, 2008
                                                           File Nos. 333-121693
                                                                      811-09327
================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                        Post-Effective Amendment No. 4

                                      And

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                        Post-Effective Amendment No. 87

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                          (Exact Name of Registrant)

                        ALLSTATE LIFE INSURANCE COMPANY
                              (Name of Depositor)

                               3100 Sanders Road
                          Northbrook, Illinois 60062
                                 847-402-5000
   (Address and Telephone Number of Depositor's Principal Executive Offices)

                              MICHAEL J. VELOTTA
             Senior Vice President, Secretary and General Counsel
                        Allstate Life Insurance Company
                         3100 Sanders Road, Suite J5B
                          Northbrook, Illinois 60062
                    (Name and Address of Agent for Service)

                                   Copy to:

                              ALLEN REED, ESQUIRE
                        ALLSTATE LIFE INSURANCE COMPANY
                               3100 SANDERS ROAD
                                   SUITE J5B
                             NORTHBROOK, IL 60062

Approximate Date of Proposed Sale to the Public: Continuous

It is proposed that this filing become effective: (check appropriate space)

[_] immediately upon filing pursuant to paragraph (b) of Rule 485

[X] on May 1, 2008 pursuant to paragraph (b) of Rule 485

[_] 60 days after filing pursuant to paragraph (a) (i) of Rule 485

[_] on __________ pursuant to paragraph (a) (i) of Rule 485

[_] 75 days after filing pursuant to paragraph (a)(ii) of Rule 485

[_] on __________ pursuant to paragraph (a)(ii) of Rule 485

================================================================================

AIM Lifetime Plus/SM/ II Variable Annuity

Allstate Life Insurance Company

Street Address: 5801 SW 6th Ave., Topeka, KS 66606-0001
Mailing Address: P.O. Box 758566, Topeka, KS 66675-8566
Telephone Number: 1-800-457-7617
Fax Number: 1-785-228-4584
                                                   Prospectus dated May 1, 2008
--------------------------------------------------------------------------------

Allstate Life Insurance Company ("Allstate Life") issues the AIM Lifetime Plus/SM/ II Variable Annuity, an individual and group flexible premium deferred variable annuity contract ("Contract"). This prospectus contains information about the Contract that you should know before investing. Please keep it for future reference.

Allstate Life is no longer offering new Contracts.


The Contract currently offers 17 investment alternatives ("Investment Alternatives"). The investment alternatives include 3 fixed account options ("Fixed Account Options") and 14 variable sub-accounts ("Variable
Sub-Accounts") of the Allstate Financial Advisors Separate Account I ("Variable Account"). Each Variable Sub-Account invests exclusively in shares of one of the following funds ("Funds") of AIM Variable Insurance Funds (Series I shares):

 AIM V.I. Basic Balanced Fund - Series  AIM V.I. High Yield Fund - Series I
   I
                                        AIM V.I. International Growth Fund -
 AIM V.I. Basic Value Fund - Series I     Series I

 AIM V.I. Capital Appreciation Fund -   AIM V.I. Large Cap Growth Fund -
   Series I                               Series I

 AIM V.I. Capital Development Fund -    AIM V.I. Mid Cap Core Equity Fund -
   Series I                               Series I

 AIM V.I. Core Equity Fund - Series I   AIM V.I. Money Market Fund - Series I

 AIM V.I. Diversified Income Fund -     AIM V.I. Technology Fund - Series I
   Series I
                                        AIM V.I. Utilities Fund - Series I
 AIM V.I. Government Securities Fund -
   Series I


We (Allstate Life) have filed a Statement of Additional Information, dated
May 1, 2008, with the Securities and Exchange Commission ("SEC"). It contains more information about the Contract and is incorporated herein by reference, which means it is legally a part of this prospectus. Its table of contents appears on page 52 of this prospectus. For a free copy, please write or call us at the address or telephone number above, or go to the SEC's Web site (http://www.sec.gov). You can find other information and documents about us, including documents that are legally part of this prospectus, at the SEC's Web site.


--------------------------------------------------------------------------------

IMPORTANT The Securities and Exchange Commission has not approved or disapproved the securities
 NOTICES  described in this prospectus, nor has it passed on the accuracy or adequacy of this prospectus. Anyone who tells you otherwise is committing a federal crime.

          The Contracts may be distributed through broker-dealers that have relationships with banks or other financial institutions or by employees of such banks. However, the
          Contracts are not deposits or obligations of, or guaranteed by such institutions or any federal regulatory agency. Investment in the Contracts involves investment risks, including possible loss of principal.

          The Contracts are not FDIC insured.

          We are no longer offering the Contracts for sale.

                               1     PROSPECTUS

Table of Contents
--------------------------------------------------------------------------------

                                                        Page
                    ----------------------------------------
                    Overview
                    ----------------------------------------
                       Important Terms                    3
                    ----------------------------------------
                       The Contract at a Glance           4
                    ----------------------------------------
                       How the Contract Works             6
                    ----------------------------------------
                       Expense Table                      7
                    ----------------------------------------
                       Financial Information              9
                    ----------------------------------------
                    Contract Features
                    ----------------------------------------
                       The Contract                       9
                    ----------------------------------------
                       Purchases                         10
                    ----------------------------------------
                       Contract Value                    11
                    ----------------------------------------
                       Investment Alternatives           12
                    ----------------------------------------
                         The Variable Sub-accounts       12
                    ----------------------------------------
                         The Fixed Account Options       12
                    ----------------------------------------
                         Transfers                       15
                    ----------------------------------------
                       Expenses                          17
                    ----------------------------------------
                       Other Expenses                    19
                    ----------------------------------------
                       Access to Your Money              20
                    ----------------------------------------

                                                                   Page
         --------------------------------------------------------------
            Income Payments                                         21
         --------------------------------------------------------------
            Death Benefits                                          22
         --------------------------------------------------------------
         Other Information
         --------------------------------------------------------------
            More Information:                                       27
         --------------------------------------------------------------
              Allstate Life                                         27
         --------------------------------------------------------------
              The Variable Account                                  27
         --------------------------------------------------------------
              The Funds                                             28
         --------------------------------------------------------------
              The Contract                                          28
         --------------------------------------------------------------
              Non-Qualified Annuities Held Within a Qualified
              Plan                                                  29
         --------------------------------------------------------------
              Legal Matters                                         29
         --------------------------------------------------------------
            Taxes                                                   29
         --------------------------------------------------------------
            Annual Reports and Other Documents                      36
         --------------------------------------------------------------
         Appendix A - Accumulation Unit Values and Number of
          Accumulation Units Outstanding for Each Variable
          Sub-Account Since Contracts were First Offered            38
         --------------------------------------------------------------
         Appendix B - Market Value Adjustment                       50
         --------------------------------------------------------------
         Statement of Additional Information Table of Contents      52
         --------------------------------------------------------------


                               2     PROSPECTUS

Important Terms
--------------------------------------------------------------------------------

This prospectus uses a number of important terms that you may not be familiar with. The index below identifies the page that describes each term. The first use of each term in this prospectus appears in highlights.

                                                                Page
           ---------------------------------------------------------
           Accumulation Phase                                      6
           ---------------------------------------------------------
           Accumulation Unit                                       9
           ---------------------------------------------------------
           Accumulation Unit Value                                 9
           ---------------------------------------------------------
           Annuitant                                               9
           ---------------------------------------------------------
           Automatic Additions Program                            10
           ---------------------------------------------------------
           Automatic Fund Rebalancing Program                     17
           ---------------------------------------------------------
           Beneficiary                                             9
           ---------------------------------------------------------
           Cancellation Period                                     4
           ---------------------------------------------------------
           *Contract                                           1, 28
           ---------------------------------------------------------
           Contract Anniversary                                    5
           ---------------------------------------------------------
           Contract Owner ("You")                                  9
           ---------------------------------------------------------
           Contract Value                                      5, 11
           ---------------------------------------------------------
           Contract Year                                           5
           ---------------------------------------------------------
           Death Benefit Anniversary                              23
           ---------------------------------------------------------
           Dollar Cost Averaging Program                          17
           ---------------------------------------------------------
           Due Proof of Death                                     23
           ---------------------------------------------------------
           Enhanced Death Benefit Rider                           23
           ---------------------------------------------------------
           Enhanced Death and Income Benefit Combination Rider    24
           ---------------------------------------------------------
           Fixed Account Options                                  12
           ---------------------------------------------------------

                                                     Page
                      -----------------------------------
                      Free Withdrawal Amount           18
                      -----------------------------------
                      Funds                            28
                      -----------------------------------
                      Allstate Life ("We")          1, 27
                      -----------------------------------
                      Guarantee Periods                13
                      -----------------------------------
                      Income Plan                      21
                      -----------------------------------
                      Investment Alternatives          12
                      -----------------------------------
                      Issue Date                        6
                      -----------------------------------
                      Market Value Adjustment          14
                      -----------------------------------
                      Payout Phase                      6
                      -----------------------------------
                      Payout Start Date             5, 21
                      -----------------------------------
                      Right to Cancel                  11
                      -----------------------------------
                      SEC                               1
                      -----------------------------------
                      Settlement Value                 23
                      -----------------------------------
                      Systematic Withdrawal Program    20
                      -----------------------------------
                      Tax Qualified Contract        4, 32
                      -----------------------------------
                      Treasury Rate                    14
                      -----------------------------------
                      Valuation Date                   11
                      -----------------------------------
                      Variable Account                 27
                      -----------------------------------
                      Variable Sub-Account             12
                      -----------------------------------

* If you purchase a group Contract, we will issue you a certificate that represents your ownership and that summarizes the provisions of the Contract. References to "Contract" in this prospectus include certificates, unless the context requires otherwise. In certain states, the Contract is available only as a group Contract.

                               3     PROSPECTUS

The Contract at a Glance
--------------------------------------------------------------------------------

The following is a snapshot of the Contract. Please read the remainder of this prospectus for more information.


Flexible Payments       We are no longer offering new Contracts. You can add to your Contract as often and as much as you like, but each payment must be at least $500
                        ($100 for automatic purchase payments to the variable investment options).
                        You must maintain a minimum account size of $1,000.
--------------------------------------------------------------------------------------------------------
Right to Cancel         You may cancel your Contract within 20 days of receipt or any longer period as your state may require ("Cancellation Period"). Upon cancellation we will return your purchase payments adjusted, to the extent federal or state law permits, to reflect the investment experience of any amounts allocated to the
                        Variable Account. The adjustment will reflect the deduction of mortality and expense risk charges and administrative expense charges.
--------------------------------------------------------------------------------------------------------
Expenses                You will bear the following expenses:

                        Total Variable Account annual fees equal to 1.10% of average daily net assets
                        (1.30% if you select the Enhanced Death Benefit Rider; 1.50% if you select the Enhanced Death and Income Benefit Combination Rider (available with
                        Contracts issued before July 27, 2000); and 1.60% if you select the Enhanced
                        Death and Income Benefit Combination Rider II (available with Contracts issued on or after July 27, 2000)).

                        . Annual contract maintenance charge of $35 (with certain exceptions)

                        . Withdrawal Charges ranging from 0% to 7% of payment withdrawn
                           (with certain exceptions)

                        . Transfer fee of $10 after 12/th/ transfer in any Contract Year (fee currently waived)

                        . State premium tax (if your state imposes one)

                        In addition, each Fund pays expenses that you will bear indirectly if you invest in a Variable Sub-Account.
--------------------------------------------------------------------------------------------------------
Investment Alternatives The Contract offers 17 investment alternatives including:

                        . 3 Fixed Account Options (which credit interest at rates we guarantee)

                        . 14 Variable Sub-Accounts investing in Funds offering professional money management by Invesco A I M Advisors, Inc..

                        To find out current rates being paid on the Fixed Account Options, or to find out how the Variable Sub-Accounts have performed, please call us at
                        1-800-457-7617.
--------------------------------------------------------------------------------------------------------
Special Services        For your convenience, we offer these special services:

                        . Automatic Fund Rebalancing Program

                        . Automatic Additions Program

                        . Dollar Cost Averaging Program

                        . Systematic Withdrawal Program
--------------------------------------------------------------------------------------------------------
Income Payments         You can choose fixed income payments, variable income payments, or a combination of the two. You can receive your income payments in one of the following ways:

                        . life income with guaranteed payments

                        . a joint and survivor life income with guaranteed payments

                        . guaranteed payments for a specified period (5 to 30 years)
--------------------------------------------------------------------------------------------------------


                               4     PROSPECTUS

---------------------------------------------------------------------------------------------
Death Benefits If you or the Annuitant (if the Contract is owned by a non-living person) die before the Payout Start Date, we will pay the death benefit described in the
               Contract. We also offer an Enhanced Death Benefit Rider and an Enhanced
               Death and Income Benefit Combination Rider.
---------------------------------------------------------------------------------------------
Transfers      Before the Payout Start Date, you may transfer your Contract value
               ("Contract Value") among the investment alternatives, with certain restrictions.

               We do not currently impose a fee upon transfers. However, we reserve the right to charge $10 per transfer after the 12/th/ transfer in each "Contract
               Year," which we measure from the date we issue your contract or a Contract anniversary ("Contract Anniversary").
---------------------------------------------------------------------------------------------
Withdrawals    You may withdraw some or all of your Contract Value at anytime during the
               Accumulation Phase. Full or partial withdrawals are available under limited circumstances on or after the Payout Start Date.

               In general, you must withdraw at least $50 at a time ($1,000 for withdrawals made during the Payout Phase). Withdrawals in the Payout Phase are only available if the Payout Option is a Variable Income Payment using
               Guaranteed Payments for a Specified Period. Withdrawals taken prior to annuitization (referred to in this prospectus as the Payout Phase) are generally considered to come from the earnings in the Contract first. In a
               Tax Qualified Contract, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. A withdrawal charge and Market Value Adjustment also may apply.
---------------------------------------------------------------------------------------------

                               5     PROSPECTUS

How the Contract Works
--------------------------------------------------------------------------------

The Contract basically works in two ways. First, the Contract can help you (we assume you are the Contract Owner) save for retirement because you can invest in up to 17 investment alternatives and generally pay no federal income taxes on any earnings until you withdraw them. You do this during what we call the "Accumulation Phase" of the Contract. The Accumulation Phase begins on the date we issue your Contract (we call that date the "Issue Date") and continues until the Payout Start Date, which is the date we apply your money to provide income payments. During the Accumulation Phase, you may allocate your purchase payments to any combination of the Variable Sub-Accounts and/or Fixed Account Options. If you invest in the Fixed Account Options, you will earn a fixed rate of interest that we declare periodically. If you invest in any of the Variable Sub-Accounts, your investment return will vary up or down depending on the performance of the corresponding Funds.

Second, the Contract can help you plan for retirement because you can use it to receive retirement income for life and/or for a pre-set number of years, by selecting one of the income payment options (we call these "Income Plans") described on page 22. You receive income payments during what we call the "Payout Phase" of the Contract, which begins on the Payout Start Date and continues until we make the last payment required by the Income Plan you select. During the Payout Phase, if you select a fixed income payment option, we guarantee the amount of your payments, which will remain fixed. If you select a variable income payment option, based on one or more of the Variable Sub-Accounts, the amount of your payments will vary up or down depending on the performance of the corresponding Funds. The amount of money you accumulate under your Contract during the Accumulation Phase and apply to an Income Plan will determine the amount of your income payments during the Payout Phase.

The timeline below illustrates how you might use your Contract.

                                  [FLOW CHART]



As the Contract Owner, you exercise all of the rights and privileges provided by the Contract. If you die, any surviving Contract Owner, or if there is none, the Beneficiary will exercise the rights and privileges provided by the Contract. See "The Contract." In addition, if you die before the Payout Start Date, we will pay a death benefit to any surviving Contract Owner, or if there is none, to your Beneficiary. See "Death Benefits."


Please call us at 1-800-457-7617 if you have any questions about how the Contract works.


                               6     PROSPECTUS

Expense Table
--------------------------------------------------------------------------------

The table below lists the expenses that you will bear directly or indirectly when you buy a Contract. The table and the examples that follow do not reflect premium taxes imposed by the state where you reside. For more information about Variable Account expenses, see "Expenses," below. For more information about Fund expenses, please refer to the accompanying prospectus for the Funds.

Contract Owner Transaction Expenses

Withdrawal Charge (as a percentage of purchase payments)*


Number of Complete Years Since We Received the Purchase Payment Being Withdrawn 0   1   2   3   4   5   6   7+
---------------------------------------------------------------------------------------------------------------
Applicable Charge                                                               7%  7%  6%  6%  5%  4%  3%   0%
---------------------------------------------------------------------------------------------------------------
Annual Contract Maintenance Charge                                                      $35.00**
---------------------------------------------------------------------------------------------------------------
Transfer Fee                                                                           $10.00***
---------------------------------------------------------------------------------------------------------------


* Each Contract Year, you may withdraw up to 15% of the Contract Value as of the beginning of the Contract Year without incurring a withdrawal charge or Market Value Adjustment.

** We will waive this charge in certain cases. See "Expenses."

*** Applies solely to the thirteenth and subsequent transfers within a Contract Year, excluding transfers due to dollar cost averaging and automatic fund rebalancing. We are currently waiving the transfer fee.

Variable Account Annual Expenses (as a percentage of daily net asset value deducted from each Variable Sub-Account)

Basic Contract

       Mortality and Expense Risk Charge                            1.00%
       ------------------------------------------------------------------
       Administrative Expense Charge                                0.10%
       ------------------------------------------------------------------
       Total Variable Account Annual Expense                        1.10%
       ------------------------------------------------------------------

With Enhanced Death Benefit Rider

       Mortality and Expense Risk Charge                            1.20%
       ------------------------------------------------------------------
       Administrative Expense Charge                                0.10%
       ------------------------------------------------------------------
       Total Variable Account Annual Expense                        1.30%
       ------------------------------------------------------------------

With Enhanced Death and Income Benefit Rider*

       Mortality and Expense Risk Charge                            1.40%
       ------------------------------------------------------------------
       Administrative Expense Charge                                0.10%
       ------------------------------------------------------------------
       Total Variable Account Annual Expense                        1.50%
       ------------------------------------------------------------------

With Enhanced Death and Income Benefit Rider II**

       Mortality and Expense Risk Charge                            1.50%
       ------------------------------------------------------------------
       Administrative Expense Charge                                0.10%
       ------------------------------------------------------------------
       Total Variable Account Annual Expense                        1.60%
       ------------------------------------------------------------------

* For contracts issued before July 27, 2000.

** For contracts issued on or after July 27, 2000.

                               7     PROSPECTUS

Fund Annual Expenses
(as a percentage of Fund average daily net assets)/(1)/

The next table shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. Advisers and/or other service providers of certain Funds may have agreed to waive their fees and/or reimburse Fund expenses in order to keep the Funds' expenses below specified limits. The range of expenses shown in this table does not show the effect of any such fee waiver or expense reimbursement. More detail concerning each Fund's fees and expenses appears in the prospectus for each Fund.

                             ANNUAL FUND EXPENSES


  ----------------------------------------------------------------------------
                                                               Minimum Maximum
  ----------------------------------------------------------------------------
  Total Annual Fund Operating Expenses/(1)/ (expenses that
  are deducted from Fund assets, which may include management fees, distribution and/or services (12b-1) fees, and other
  expenses)                                                     0.76%   1.18%
  ----------------------------------------------------------------------------



(1)Expenses are shown as a percentage of Fund average daily net assets (before any waiver or reimbursement) as of December 31, 2007.


Example 1

This Example is intended to help you compare the cost of investing in the Contracts with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, Variable Account annual expenses, and Fund fees and expenses. The example below shows the dollar amount of expenses that you would bear directly or indirectly if you:

..   invested $10,000 in the Contract for the time periods indicated,

..   earned a 5% annual return on your investment, and

..   surrendered your Contract, or you began receiving income payments for a specified period of less than 120 months, at the end of each time period, and elected the Enhanced Death and Income Benefit Combination Rider II.

The first line of the example assumes that the maximum fees and expenses of any of the Funds are charged. The second line of the example assumes that the minimum fees and expenses of any of the Funds are charged. Your actual expenses may be higher or lower than those shown below.

The example does not include any taxes or tax penalties you may be required to pay if you surrender your Contract.


                                                 1 Year 3 Years 5 Years 10 Years
--------------------------------------------------------------------------------
Costs Based on Maximum Annual Portfolio Expenses  $915  $1,482  $1,987   $3,443
--------------------------------------------------------------------------------
Costs Based on Minimum Annual Portfolio Expenses  $872  $1,353  $1,774   $3,029
--------------------------------------------------------------------------------




Example 2

This Example uses the same assumptions as Example 1 above, except that it assumes you decided not to surrender your Contract, or you began receiving income payments for a specified period of at least 120 months, at the end of each time period.


                                                 1 Year 3 Years 5 Years 10 Years
--------------------------------------------------------------------------------
Costs Based on Maximum Annual Portfolio Expenses  $320   $975   $1,652   $3,443
--------------------------------------------------------------------------------
Costs Based on Minimum Annual Portfolio Expenses  $277   $847   $1,440   $3,029
--------------------------------------------------------------------------------




Please remember that you are looking at examples and not a representation of past or future expenses. Your actual expenses may be lower or greater than those shown above. Similarly, your rate of return may be lower or greater than 5%, which is not guaranteed. The examples do not assume that any Fund expense waivers or reimbursement arrangements are in effect for the periods presented. The above examples assume the election of the Enhanced Death and Income Benefit Combination Rider II with a mortality and expense risk charge of 1.50% (for Contracts issued on or after July 27, 2000), an administrative expense charge of 0.10% and an annual Contract maintenance charge of $35. If the Enhanced Death Benefit has not been elected, the expense figures shown above would be slightly lower. The above examples assume Total Annual Fund Expenses listed in the Expense Table will continue throughout the periods shown.

                               8     PROSPECTUS

Financial Information

To measure the value of your investment in the Variable Sub-Accounts during the Accumulation Phase, we use a unit of measure we call the "Accumulation Unit." Each Variable Sub-Account has a separate value for its Accumulation Units we call "Accumulation Unit Value." Accumulation Unit Value is analogous to, but not the same as, the share price of a mutual fund. Attached as Appendix A to this prospectus are tables showing the Accumulation Unit Values of each Variable Sub-Account since the date we first offered the Contracts. To obtain a fuller picture of each Variable Sub-Account's finances, please refer to the Variable Account's financial statements contained in the Statement of Additional Information.


The financial statements of Allstate Life and Allstate Financial Advisors Separate Account I also appear in the Statement of Additional Information. For a free copy of the Statement of Additional Information, please write or call us at 1-800- 457-7617.



The Contract
--------------------------------------------------------------------------------

CONTRACT OWNER
The AIM Lifetime Plus/SM/ II Variable Annuity is a contract between you (the Contract Owner) and Allstate Life, a life insurance company. As the Contract Owner, you may exercise all of the rights and privileges provided to you by the Contract. That means it is up to you to select or change (to the extent permitted):

..   the investment alternatives during the Accumulation and Payout Phases,

..   the amount and timing of your Purchase Payments and withdrawals,

..   the programs you want to use to invest or withdraw money,

..   the income payment plan you want to use to receive retirement income,

..   the Annuitant (either yourself or someone else) on whose life the income payments will be based,

..   the Beneficiary or Beneficiaries who will receive the benefits that the
    Contract provides when the last surviving Contract Owner or Annuitant dies, and

..   any other rights that the Contract provides.

If you die, any surviving Contract Owner or, if none, the Beneficiary may exercise the rights and privileges provided to them by the Contract.

The Contract cannot be jointly owned by both a non-living person and a living person. If the Contract Owner is a Grantor Trust, the Contract Owner will be considered a non-living person for purposes of this section and the Death Benefits section. The maximum age of the oldest Contract Owner cannot exceed age 90 as of the date we receive the completed application to purchase the Contract.

Changing ownership of this Contract may cause adverse tax consequences and may not be allowed under certain retirement plans. Please consult with a competent tax advisor prior to making a request for a change of Contract Owner.

The Contract can also be purchased as an IRA or TSA (also known as a 403(b)). The endorsements required to qualify these annuities under the Internal Revenue Code of 1986, as amended, ("Code") may limit or modify your rights and privileges under the Contract.

ANNUITANT
The Annuitant is the individual whose age determines the latest Payout Start Date and whose life determines the amount and duration of income payments (other than under Income Plans with guaranteed payments for a specified period). You initially designate an Annuitant in your application to purchase the Contract. The maximum age of the Annuitant cannot exceed age 90 as of the date we receive the completed application to purchase the Contract. If the Contract Owner is a living person, you may change the Annuitant prior to the Payout Start Date. In our discretion, we may permit you to designate a joint Annuitant, who is a second person on whose life income payments depend, on the Payout Start Date. If the Annuitant dies prior to the Payout Start Date, the new Annuitant will be:

..   the youngest Contract Owner if living, otherwise

..   the youngest Beneficiary.

BENEFICIARY
The Beneficiary is the person who may elect to receive the death benefit or become the new Contract Owner subject to the Death of Owner provision if the sole surviving Contract Owner dies before the Payout Start Date. (See section titled "Death Benefits" for details.) If the sole surviving Contract Owner dies after the Payout Start Date, the Beneficiary will receive any guaranteed income payments scheduled to continue.

You may name one or more Beneficiaries when you apply for a Contract. You may also name one of more contingent Beneficiaries who will receive any death benefit or guaranteed income benefit if there are no surviving primary Beneficiaries upon the death of the sole surviving Contract Owner. You may change or add Beneficiaries at any time by writing to us unless you have

                               9     PROSPECTUS
designated an irrevocable Beneficiary. We will provide a change of Beneficiary form to be signed and filed with us. Any change will be effective at the time you sign the written notice, whether or not the Annuitant is living when we receive the notice. Until we receive your written notice to change a Beneficiary, we are entitled to rely on the most recent Beneficiary information in our files. We will not be liable as to any payment or settlement made prior to receiving the written notice. Accordingly, if you wish to change your Beneficiary, you should deliver your written notice to us promptly.

If you did not name a Beneficiary or if the named Beneficiary is no longer living and there are no other surviving Beneficiaries, the new Beneficiary will be:

..   your spouse or, if he or she is no longer alive,

..   your surviving children equally, or if you have no surviving children,

..   your estate.

If more than one Beneficiary survives you, we will divide the death benefit among your Beneficiaries according to your most recent written instructions. If you have not given us written instructions, we will pay the Death Benefit in equal amounts to the surviving Beneficiaries.

You may restrict income payments to Beneficiaries by providing us a written request. Once we accept the written request, the change or restriction will take effect as of the date you signed the request. Any change is subject to any payment we make or other action we take before we accept the change.

MODIFICATION OF THE CONTRACT
Only an Allstate Life officer may approve a change in or waive any provision of the Contract. Any change or waiver must be in writing. None of our agents have the authority to change or waive the provisions of the Contract. We may not change the terms of the Contract without your consent, except to conform the Contract to applicable law or changes in the law. If a provision of the Contract is inconsistent with state law, we will follow state law.

ASSIGNMENT
No Owner has a right to assign any interest in a Contract as collateral or security for a loan. However, you may assign periodic income payments under the Contract prior to the Payout Start Date. No Beneficiary may assign benefits under the Contract until they are due. We will not be bound by any assignment until the Assignor signs it and files it with us. We are not responsible for the validity of any assignment. Federal law prohibits or restricts the assignment of benefits under many types of retirement plans and the terms of such plans may themselves contain restrictions on assignments. An assignment may also result in taxes or tax penalties. You should consult with an attorney before trying to assign your Contract.

Purchases
--------------------------------------------------------------------------------


MINIMUM PURCHASE PAYMENTS
Your initial Purchase Payment must be at least $5,000 ($2,000 for a Tax Qualified Contract). All subsequent Purchase Payments must be $500 or more. The maximum Purchase Payment is $2,000,000 without prior approval. We reserve the right to reduce the minimum Purchase Payment and to change the maximum Purchase Payment. You may make Purchase Payments of at least $500 at any time prior to the Payout Start Date. We also reserve the right to reject any application.

MINIMUM AND MAXIMUM ALLOWABLE AGE
You can purchase a Contract if, as of the date we receive the completed application you are between your state's age of majority and 90. If the Owner is a non-living person, then the Annuitant must be between the ages of 0 and 90, as of the date we receive the completed application.

AUTOMATIC ADDITIONS PROGRAM
You may make additional Purchase Payments of at least $100 ($500 for allocation to the Fixed Account Options) by automatically transferring money from your bank account. Please consult with your sales representative for detailed information.

ALLOCATION OF PURCHASE PAYMENTS
At the time you apply for a Contract, you must decide how to allocate your Purchase Payment among the investment alternatives. The allocation you specify on your application will be effective immediately. All allocations must be in whole percents that total 100% or in whole dollars. You can change your allocations by notifying us in writing. We reserve the right to limit the availability of the Investment Alternatives.

We will allocate your Purchase Payments to the Investment Alternatives according to your most recent instructions on file with us. Unless you notify us in writing otherwise, we will allocate subsequent Purchase Payments according to the allocation for the previous Purchase Payment. We will effect any change in allocation instructions at the time we receive written notice of the change in good order.


We will credit the initial Purchase Payment that accompanies your completed application to your Contract within 2 business days after we receive the payment at our service center. (Mailing address: P.O. Box 758566, Topeka, KS 66675-8566). If your application is incomplete, we will ask you to complete your application within 5 business days. If you do so, we will credit your initial Purchase Payment to your Contract within that 5 business day period. If you do not, we will return your Purchase Payment at the end of the 5 business day period unless you expressly allow us to hold it until you complete


                               10     PROSPECTUS
the application. We will credit subsequent Purchase Payments to the Contract at the close of the business day on which we receive the Purchase Payment at our service center.

We use the term "business day" to refer to each day Monday through Friday that the New York Stock Exchange is open for business. We also refer to these days as "Valuation Dates." Our business day closes when the New York Stock Exchange closes, usually 4 p.m. Eastern Time (3 p.m. Central Time). If we receive your Purchase Payment after 3 p.m. Central Time on any Valuation Date, we will credit your Purchase Payment using the Accumulation Unit Values computed on the next Valuation Date.

RIGHT TO CANCEL
You may cancel your Contract by returning it to us within the Cancellation Period, which is the 20 day period after you receive the Contract, or such longer period that your state may require. You may return it by delivering it or mailing it to us. If you exercise this "Right to Cancel," the Contract terminates and we will pay you the full amount of your Purchase Payments allocated to the Fixed Account. We also will return your Purchase Payments allocated to the Variable Account adjusted, to the extent federal or state law permits, to reflect investment gain or loss and applicable charges that occurred from the date of allocation through the date of cancellation. Some states may require us to return a greater amount to you. If your Contract is an IRA qualified under Code Section 408(b), we will refund the greater of any purchase payment or the Contract Value.

Contract Value
--------------------------------------------------------------------------------

On the Issue Date, your Contract Value is equal to your initial Purchase Payment. Thereafter, your Contract Value at any time during the Accumulation Phase is equal to the sum of the value of your Accumulation Units in the Variable Sub-Accounts you have selected, plus the value of your investment in the Fixed Account Options.

ACCUMULATION UNITS
To determine the number of Accumulation Units of each Variable Sub-Account to credit to your Contract, we divide (i) the amount of the Purchase Payment you have allocated to a Variable Sub-Account by (ii) the Accumulation Unit Value of that Variable Sub-Account next computed after we receive your payment or transfer. For example, if we receive a $10,000 Purchase Payment allocated to a Variable Sub-Account when the Accumulation Unit Value for the Sub-Account is $10, we would credit 1,000 Accumulation Units of that Variable Sub-Account to your Contract.

ACCUMULATION UNIT VALUE
As a general matter, the Accumulation Unit Value for each Variable Sub-Account will rise or fall to reflect:

..   changes in the share price of the Fund in which the Variable Sub-Account invests, and

..   the deduction of amounts reflecting the mortality and expense risk charge, administrative expense charge, and any provision for taxes that have accrued since we last calculated the Accumulation Unit Value.

We determine contract maintenance charges, withdrawal charges, and transfer fees (currently waived) separately for each Contract. They do not affect the Accumulation Unit Value. Instead, we obtain payment of those charges and fees by redeeming Accumulation Units. For details on how we compute Accumulation Unit Value, please refer to the Statement of Additional Information. We determine a separate Accumulation Unit Value for each Variable Sub-Account on each Valuation Date. We also determine a separate set of Accumulation Unit Values reflecting the cost of the Enhanced Death Benefit Rider and the Enhanced Death and Income Benefit Combination Rider, and the Enhanced Death and Income Benefit Combination Rider II described on pages 24 and 25.

You should refer to the prospectus for the Funds for a description of how the assets of each Fund are valued, since that determination directly bears on the Accumulation Unit Value of the corresponding Variable Sub-Account and, therefore, your Contract Value.

                               11     PROSPECTUS

Investment Alternatives: The Variable Sub-Accounts
--------------------------------------------------------------------------------


You may allocate your purchase payments to up to 14 Variable Sub-Accounts. Each Variable Sub-Account invests in the shares of a corresponding Fund. Each Fund has its own investment objective(s) and policies. We briefly describe the Funds below.


For more complete information about each Fund, including expenses and risks associated with the Fund, please refer to the prospectus for the Fund. We will mail you a prospectus for each Fund related to the Variable Sub-Account to which you allocate your Purchase payment. You should carefully consider the investment objectives, risks, charges and expenses of the investment alternatives when making an allocation to the Variable Sub-Accounts. To obtain any or all of the underlying Portfolio prospectuses, please contact us at 1-800-457-7617. Invesco A I M Advisors, Inc. serves as the investment advisor to each Fund.




Series I shares:                         Each Fund Seeks                                  Investment Advisor
-----------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Balanced Fund - Series I  Long-term growth of capital and current income   Invesco A I M Advisors, Inc.*
-----------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Fund - Series I     Long-term growth of capital
-----------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund -     Growth of capital
 Series I
-----------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Development Fund -      Long-term growth of capital
 Series I
-----------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund - Series I     Growth of capital
-----------------------------------------------------------------------------------------------------------------------
AIM V.I. Diversified Income Fund -       To achieve high level of current income
 Series I
-----------------------------------------------------------------------------------------------------------------------
AIM V.I. Government Securities Fund -    High level of current income consistent with
 Series I                                 reasonable concern for safety of principal
-----------------------------------------------------------------------------------------------------------------------
AIM V.I. High Yield Fund - Series I      High level of current income
-----------------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth Fund -     Long-term growth of capital
 Series I
-----------------------------------------------------------------------------------------------------------------------
AIM V.I. Large Cap Growth Fund - Series  Long-term growth of capital
 I
-----------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund -      Long-term growth of capital
 Series I
-----------------------------------------------------------------------------------------------------------------------
AIM V.I. Money Market Fund - Series I    Provide as high a level of current income as is
                                          consistent with the preservation of capital and
                                          liquidity
-----------------------------------------------------------------------------------------------------------------------
AIM V.I. Technology Fund - Series I      Capital growth
-----------------------------------------------------------------------------------------------------------------------
AIM V.I. Utilities Fund - Series I       Capital growth and income
-----------------------------------------------------------------------------------------------------------------------


* The investment objective(s) of each Sub-Account may be changed by the Fund's Board of Directors without shareholder approval.

Amounts you allocate to Variable Sub-Accounts may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the Funds in which those Variable Sub-Accounts invest. You bear the investment risk that the Funds might not meet their investment objectives. Shares of the Funds are not deposits, or obligations of, or guaranteed or endorsed by any bank and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency.

Investment Alternatives: The Fixed Account Options
--------------------------------------------------------------------------------


You may allocate all or a portion of your Purchase Payments to the Fixed Account. You may choose from among 3 Fixed Account Options including 2 Dollar Cost Averaging Options and the option to invest in one or more Guarantee Periods. The Fixed Account Options may not be available in all states. Please consult with your sales representative for current information. The Fixed Account supports our insurance and annuity obligations. The Fixed Account consists of our general assets other than those in segregated asset accounts. We have sole discretion to invest the assets of the Fixed Account, subject to applicable law. Any money you allocate to a Fixed Account Option does not entitle you to share in the investment experience of the Fixed Account.

DOLLAR COST AVERAGING OPTIONS
You may establish a Dollar Cost Averaging Program, as described on page 18, by allocating purchase payments to the Fixed Account either for 6 months (the "6 Month Dollar Cost Averaging Option") or for 12 months (the "12 Month Dollar
Cost Averaging Option"). Your purchase payments will earn interest for the period you select at the current rates in effect at the time of allocation. Rates may differ from those available for the Guarantee Periods described below.

                               12     PROSPECTUS

You must transfer all of your money out of the 6 or 12 Month Dollar Cost Averaging Options to other investment alternatives in equal monthly installments beginning within 30 days of allocation. The number of monthly installments must be no more than 6 for the 6 Month Dollar Cost Averaging Option, and no more than 12 for the 12 Month Dollar Cost Averaging Option.

If we do not receive allocation instructions from you within one month of the date of the payment, the payment plus associated interest will be transferred to the Money Market Variable Sub-Account in equal monthly installments using the longest transfer period being offered at the time the Purchase Payment is made.

At the end of the applicable transfer period, any nominal amounts remaining in the Dollar Cost Averaging Option will be allocated to the Money Market Variable Sub-Account.

Transfers out of the 6 or 12 Month Dollar Cost Averaging Options do not count towards the 12 transfers you can make without paying a transfer fee.

You may not transfer funds from other Investment Alternatives to either the 6 or 12 Month Dollar Cost Averaging Options. The 6 or 12 Month Dollar Cost Averaging Options may not be available in your state.

GUARANTEE PERIODS
Each payment or transfer allocated to the Guaranteed Maturity Fixed Account earns interest at a specified rate that we guarantee for a period of years. Guarantee Periods may range from 1 to 10 years. In the future, we may offer Guarantee Periods of different lengths or stop offering some Guarantee Periods.

You select a Guarantee Period for each purchase or transfer. If you do not select a Guarantee Period, we will assign the same period(s) you selected for your most recent purchase payment, if available. We reserve the right to limit the number of additional purchase payments that you may allocate to this Option. Each Purchase Payment or transfer allocated to a Guarantee Period must be at least $500.

The Guarantee Periods may not be available in your state.

INTEREST RATES
We will tell you what interest rates and Guarantee Periods we are offering at a particular time. We may declare different interest rates for Guarantee Periods of the same length that begin at different times. We will not change the interest rate that we credit to a particular allocation until the end of the relevant Guarantee Period.


We have no specific formula for determining the rate of interest that we will declare initially or in the future. We will set those interest rates based on investment returns available at the time of the determination. In addition, we may consider various other factors in determining interest rates including regulatory and tax requirements, our sales commission and administrative expenses, general economic trends, and competitive factors. We determine the interest rates to be declared in our sole discretion. We can neither predict nor guarantee what those rates will be in the future. For current interest rate information, please contact your sales representative or Allstate Life at 1-800-457-7617. The interest rates we credit will never be less than the minimum guaranteed rate stated in the Contract.


HOW WE CREDIT INTEREST
We will credit interest daily to each amount allocated to a Guarantee Period at a rate that compounds to the effective annual interest rate that we declared at the beginning of the applicable Guarantee Period. The following example illustrates how a purchase payment allocated to this Option would grow, given an assumed Guarantee Period and annual interest rate:

                         Purchase Payment     $ 10,000
                         Guarantee Period      5 years
                         Annual Interest Rate    4.50%

                                                        End of Contract Year
                                         Year 1     Year 2     Year 3     Year 4     Year 5
---------------------------------------------------------------------------------------------
Beginning Contract Value               $10,000.00
  X (1 + Annual Interest Rate)           X  1.045
                                       ----------
                                       $10,450.00
Contract Value at end of Contract Year            $10,450.00
  X (1 + Annual Interest Rate)                      X  1.045
                                                  ----------
                                                  $10,920.25
Contract Value at end of Contract Year                       $10,920.25
  X (1 + Annual Interest Rate)                                 X  1.045
                                                             ----------
                                                             $11,411.66
Contract Value at end of Contract Year                                  $11,411.66
  X (1 + Annual Interest Rate)                                            X  1.045
                                                                        ----------
                                                                        $11,925.19
Contract Value at end of Contract Year                                             $11,925.19
  X (1 + Annual Interest Rate)                                                       X  1.045
                                                                                   ----------
                                                                                   $12,461.82

                               13     PROSPECTUS

Total Interest Credited During Guarantee Period = $2,461.82 ($12,461.82-$10,000)

This example assumes no withdrawals during the entire 5 year Guarantee Period. If you were to make a partial withdrawal, you may be required to pay a withdrawal charge. In addition, the amount withdrawn may be increased or decreased by a Market Value Adjustment that reflects changes in interest rates since the time you invested the amount withdrawn. The hypothetical interest rate is for illustrative purposes only and is not intended to predict current or future interest rates to be declared under the Contract. Actual interest rates declared for any given Guarantee Period may be more or less than shown above but will never be less than the guaranteed minimum rate stated in the Contract, if any.

Renewals. Prior to the end of each Guarantee Period, we will mail you a notice asking you what to do with your money, including the accrued interest. During the 30-day period after the end of the Guarantee Period, you may:

1) Take no action. We will automatically apply your money to a new Guarantee Period of the same length as the expired Guarantee Period. The new Guarantee Period will begin on the day the previous Guarantee Period ends. The new interest rate will be our then current declared rate for a Guarantee Period of that length; or

2) Instruct us to apply your money to one or more new Guarantee Periods of your choice. The new Guarantee Period(s) will begin on the day the previous Guarantee Period ends. The new interest rate will be our then current declared rate for those Guarantee Periods; or

3) Instruct us to transfer all or a portion of your money to one or more Variable Sub-Accounts of the Variable Account. We will effect the transfer on the day we receive your instructions. We will not adjust the amount transferred to include a Market Value Adjustment; or

4) Withdraw all or a portion of your money. You may be required to pay a withdrawal charge, but we will not adjust the amount withdrawn to include a Market Value Adjustment. You may also be required to pay income taxes, premium taxes, and be subject to withholding (if applicable). The amount withdrawn will be deemed to have been withdrawn on the day the previous Guarantee Period ends. Amounts not withdrawn will be applied to a new Guarantee Period of the same length as the previous Guarantee Period. The new Guarantee Period will begin on the day the previous Guarantee Period ends.

Market Value Adjustment. All withdrawals in excess of the Free Withdrawal Amount, transfers, and amounts applied to an Income Plan from a Guarantee Period, other than those taken during the 30 day period after such Guarantee Period expires, are subject to a Market Value Adjustment. A Market Value Adjustment may apply in the calculation of the Settlement Value described below in the "Death Benefit Amount" section below. We will not apply a Market Value Adjustment to a transfer you make as part of a Dollar Cost Averaging Program. We also will not apply a Market Value Adjustment to a withdrawal you make:

..   within the Free Withdrawal Amount as described on page 19,

..   when exercising the confinement, unemployment, widow withdrawals or terminal illness waivers, or

..   to satisfy IRS minimum distribution rule for the Contract.

We apply the Market Value Adjustment to reflect changes in interest rates from the time you first allocate money to a Guarantee Period to the time it is removed from that Guarantee Period. We calculate the Market Value Adjustment by comparing the Treasury Rate for a period equal to the Guarantee Period at its inception to the Treasury Rate for a period equal to the Guarantee Period when you remove your money. "Treasury Rate" means the U.S. Treasury Note Constant Maturity Yield as reported in Federal Reserve Statistical Release H.15.

The Market Value Adjustment may be positive or negative, depending on changes in interest rates. As such, you bear the investment risk associated with changes in interest rates. If interest rates increase significantly, the Market Value Adjustment and any withdrawal charge, income tax, premium taxes, and income tax withholding (if applicable) could reduce the amount you receive upon full withdrawal of your Contract Value to an amount that is less than the purchase payment plus interest at the minimum guaranteed interest rate under the Contract.

Generally, if the original Treasury Rate at the time you allocate money to a Guarantee Period is higher than the applicable current Treasury Rate, then the Market Value Adjustment will result in a higher amount payable to you, transferred, or applied to an Income Plan. Conversely, if the Treasury Rate at the time you allocate money to a Guarantee Period is lower than the applicable current Treasury Rate, then the Market Value Adjustment will result in a lower amount payable to you, transferred, or applied to an Income Plan.

For example, assume that you purchase a Contract and you select an initial Guarantee Period of 5 years and the 5 year Treasury Rate for that duration is 4.50%. Assume that at the end of 3 years, you make a partial withdrawal. If, at that later time, the current 5 year Treasury Rate is 4.20%, then the Market Value Adjustment will be positive, which will result in an increase in the amount payable to you. Conversely, if the current 5 year Treasury Rate is 4.80%, then the Market Value Adjustment will be negative, which will result in a decrease in the amount payable to you.

                               14     PROSPECTUS

The formula for calculating Market Value Adjustments is set forth in Appendix B to this prospectus, which also contains additional examples of the application of the Market Value Adjustment.

Investment Alternatives: Transfers
--------------------------------------------------------------------------------

TRANSFERS DURING THE ACCUMULATION PHASE
During the Accumulation Phase, you may transfer your Contract Value among the investment alternatives. Transfers are not permitted into the 6 or 12 Month Dollar Cost Averaging Options. You may request transfers in writing on a form that we provide or by telephone according to the procedure described below. The minimum amount that you may transfer into a Guarantee Period is $500. We currently do not assess, but reserve the right to assess, a $10 charge on each transfer in excess of 12 per Contract Year. We treat transfers to or from more than one Fund on the same day as one transfer.

We will process transfer requests that we receive before 3:00 p.m. Central Time on any Valuation Date using the Accumulation Unit Values for that Date. We will process requests completed after 3:00 p.m. Central Time on any Valuation Date using the Accumulation Unit Values for the next Valuation Date. The Contract permits us to defer transfers from the Fixed Account Options for up to 6 months from the date we receive your request. If we decide to postpone transfers from any Fixed Account Option for 30 days or more, we will pay interest as required by applicable law. Any interest would be payable from the date we receive the transfer request to the date we make the transfer.

If you transfer an amount from a Guarantee Period other than during the 30 day period after a Guarantee Period expires, we will increase or decrease the amount by a Market Value Adjustment.

We reserve the right to waive any transfer restrictions.

TRANSFERS DURING THE PAYOUT PHASE
During the Payout Phase, you may make transfers among the Variable Sub-Accounts to change the relative weighting of the Variable Sub-Accounts on which your variable income payments will be based. In addition, you will have a limited ability to make transfers from the Variable Sub-Accounts to increase the proportion of your income payments consisting of fixed income payments. You may not, however, convert any of your fixed income payments into variable income payments. You may not make any transfers for the first 6 months after the Payout Start Date. Thereafter, you may make transfers among the Variable Sub-Accounts or make transfers from the Variable Sub-Accounts to increase the proportion of your income payments consisting of fixed income payments. Your transfers must be at least 6 months apart.

TELEPHONE TRANSFERS

You may make transfers by telephone by calling 1-800-457-7617. The cut off time for telephone transfer requests is 3:00 p.m. Central Time. In the event that the New York Stock Exchange closes early, i.e., before 3:00 p.m. Central Time, or in the event that the Exchange closes early for a period of time but then reopens for trading on the same day, we will process telephone transfer requests as of the close of the Exchange on that particular day. We will not accept telephone requests received at any telephone number other than the number that appears in this paragraph or received after the close of trading on the Exchange.


We may suspend, modify or terminate the telephone transfer privileges, as well as any other electronic or automated means we previously approved, at any time without notice.

We use procedures that we believe provide reasonable assurance that the telephone transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.

MARKET TIMING & EXCESSIVE TRADING
The Contracts are intended for long-term investment. Market timing and excessive trading can potentially dilute the value of Variable Sub-Accounts and can disrupt management of a Fund and raise its expenses, which can impair Fund performance and adversely affect your Contract Value. Our policy is not to accept knowingly any money intended for the purpose of market timing or excessive trading. Accordingly, you should not invest in the Contract if your purpose is to engage in market timing or excessive trading, and you should refrain from such practices if you currently own a Contract.

We seek to detect market timing or excessive trading activity by reviewing trading activities. Funds also may report suspected market-timing or excessive trading activity to us. If, in our judgment, we determine that the transfers are part of a market timing strategy or are otherwise harmful to the underlying Fund, we will impose the trading limitations as described below under "Trading Limitations." Because there is no universally accepted definition of what constitutes market timing or excessive trading, we will use our reasonable judgment based on all of the circumstances.

                               15     PROSPECTUS

While we seek to deter market timing and excessive trading in Variable Sub-Accounts, because our procedures involve the exercise of reasonable judgment, we may not identify or prevent some market timing or excessive trading. Moreover, imposition of trading limitations is triggered by the detection of market timing or excessive trading activity, and the trading limitations are not applied prior to detection of such trading activity. Therefore, our policies and procedures do not prevent such trading activity before it is detected. As a result, some investors may be able to engage in market timing and excessive trading, while others are prohibited, and the Fund may experience the adverse effects of market timing and excessive trading described above.

TRADING LIMITATIONS
We reserve the right to limit transfers among the investment alternatives in any Contract year, require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery, or to refuse any transfer request, if:

..   we believe, in our sole discretion, that certain trading practices, such as excessive trading, by, or on behalf of, one or more Contract Owners, or a specific transfer request or group of transfer requests, may have a detrimental effect on the Accumulation Unit Values of any Variable Sub-Account or on the share prices of the corresponding Fund or otherwise would be to the disadvantage of other Contract Owners; or

..   we are informed by one or more of the Funds that they intend to restrict the purchase, exchange, or redemption of Fund shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the prices of Fund shares.

In making the determination that trading activity constitutes market timing or excessive trading, we will consider, among other things:

..   the total dollar amount being transferred, both in the aggregate and in the transfer request;

..   the number of transfers you make over a period of time and/or the period of time between transfers (note: one set of transfers to and from a Variable Sub-Account in a short period of time can constitute market timing);

..   whether your transfers follow a pattern that appears designed to take advantage of short term market fluctuations, particularly within certain Variable Sub-Account underlying Funds that we have identified as being susceptible to market timing activities (e.g., International, High Yield, and Small Cap Variable Sub-Accounts);

..   whether the manager of the underlying Fund has indicated that the transfers interfere with Fund management or otherwise adversely impact the Fund; and

..   the investment objectives and/or size of the Variable Sub-Account underlying Fund.

We seek to apply these trading limitations uniformly. However, because these determinations involve the exercise of discretion, it is possible that we may not detect some market timing or excessive trading activity. As a result, it is possible that some investors may be able to engage in market timing or excessive trading activity, while others are prohibited, and the Fund may experience the adverse effects of market timing and excessive trading described above.

If we determine that a Contract Owner has engaged in market timing or excessive trading activity, we will require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery. If we determine that a Contract Owner continues to engage in a pattern of market timing or excessive trading activity we will restrict that Contract Owner from making future additions or transfers into the impacted Variable Sub-Account(s) or will restrict that Contract Owner from making future additions or transfers into the class of Variable Sub-Account(s) if the Variable Sub-Accounts(s) involved are vulnerable to arbitrage market timing trading activity (e.g., International, High Yield, and Small Cap Variable Sub-Accounts).

In our sole discretion, we may revise our Trading Limitations at any time as necessary to better deter or minimize market timing and excessive trading or to comply with regulatory requirements.

SHORT TERM TRADING FEES
The underlying Funds are authorized by SEC regulation to adopt and impose redemption fees if a Fund's Board of Directors determines that such fees are necessary to minimize or eliminate short-term transfer activity that can reduce or dilute the value of outstanding shares issued by the Fund. The Fund will set the parameters relating to the redemption fee and such parameters may vary by Fund. If a Fund elects to adopt and charge redemption fees, these fees will be passed on to the Contract Owner(s) responsible for the short-term transfer activity generating the fee.

We will administer and collect redemption fees in connection with transfers between the Variable Sub-Accounts and forward these fees to the Fund. Please consult the Fund's prospectus for more complete information regarding the fees and charges associated with each Fund.

                               16     PROSPECTUS

DOLLAR COST AVERAGING PROGRAM
You may make transfers automatically through dollar cost averaging prior to the Payout Start Date. There are three different ways to use the Dollar Cost Averaging Program:

1) You may allocate purchase payments to the Fixed Account Options for the specific purpose of dollar cost averaging.

2) You may dollar cost average out of any Variable Sub-Account into any other Variable Sub-Account(s).

3) You may transfer interest credited from a Guarantee Period(s) to any Variable Sub-Account without application of a Market Value Adjustment.

We will not charge a transfer fee for transfers made under this Program, nor will such transfers count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The theory of dollar cost averaging is that if purchases of equal dollar amounts are made at fluctuating prices, the aggregate average cost per unit will be less than the average of the unit prices on the same purchase dates. However, participation in this Program does not assure you of a greater profit from your purchases under the Program nor will it prevent or necessarily reduce losses in a declining market.

AUTOMATIC FUND REBALANCING PROGRAM
Once you have allocated your money among the Variable Sub-Accounts, the performance of each Variable Sub-Account may cause a shift in the percentage you allocated to each Variable Sub-Account. If you select our Automatic Fund Rebalancing Program, we will automatically rebalance the Contract Value in each Variable Sub-Account and return it to the desired percentage allocations. Money you allocate to the Fixed Account will not be included in the rebalancing.

We will rebalance your account each quarter according to your instructions. We will transfer amounts among the Variable Sub-Accounts to achieve the percentage allocations you specify. You can change your allocations at any time by contacting us in writing or by telephone. The new allocation will be effective with the first rebalancing that occurs after we receive your written or telephone request. We are not responsible for rebalancing that occurs prior to receipt of proper notice of your request.

Example:

   Assume that you want your initial purchase payment split among 2 Variable Sub-Accounts. You want 40% to be in the AIM V.I. Diversified Income Variable Sub-Account and 60% to be in the AIM V.I. Capital Appreciation Variable Sub-Account. Over the next 2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the AIM V.I. Diversified Income Variable Sub-Account now represents 50% of your holdings because of its increase in value. If you choose to have your holdings rebalanced quarterly, on the first day of the next quarter we would sell some of your units in the AIM V.I. Diversified Income Variable Sub-Account and use the money to buy more units in the AIM V.I. Capital Appreciation Variable Sub-Account so that the percentage allocations would again be 40% and 60% respectively.

The Automatic Fund Rebalancing Program is available only during the Accumulation Phase. The transfers made under the Program do not count towards the 12 transfers you can make without paying a transfer fee, and are not subject to a transfer fee.

Fund rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing segments.


Expenses
--------------------------------------------------------------------------------


As a Contract Owner, you will bear, directly or indirectly, the charges and expenses described below.

CONTRACT MAINTENANCE CHARGE
During the Accumulation Phase, on each Contract Anniversary, we will deduct a $35 contract maintenance charge from your Contract Value invested in each Variable Sub-Account in proportion to the amount invested. During the Payout Phase, we will deduct the charge proportionately from each income payment.

The charge is to compensate us for the cost of administering the Contracts and the Variable Account. Maintenance costs include expenses we incur in processing purchase payments; keeping records; processing death claims, cash withdrawals, and policy changes; proxy statements; calculating Accumulation Unit Values and income payments; and issuing reports to Contract owners and regulatory agencies. We cannot increase the charge. We will waive this charge if:

..   total purchase payments equal $50,000 or more, or

..   all money is allocated to the Fixed Account Options, as of the Contract
    Anniversary.

After the Payout Start Date, we will waive this charge if:

..   as of the Payout Start Date, the Contract Value is $50,000 or more, or

..   all income payments are fixed amount income payments.

                               17     PROSPECTUS

If you surrender your Contract, we will deduct a full contract maintenance charge unless your Contract qualifies for a waiver.

MORTALITY AND EXPENSE RISK CHARGE
We deduct a mortality and expense risk charge daily at an annual rate of 1.00% of the average daily net assets you have invested in the Variable Sub-Accounts (1.20% if you select the Enhanced Death Benefit Rider, 1.40% if you select the Enhanced Death and Income Benefit Combination Rider (available with contracts issued before July 27, 2000), and 1.50% for Contracts with the Enhanced Death and Income Benefit Combination Rider II (available with Contracts issued on or after July 27, 2000)). The mortality and expense risk charge is for all the insurance benefits available with your Contract (including our guarantee of annuity rates and the death benefits), for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will not be sufficient in the future to cover the cost of administering the Contract. If the charges under the Contract are not sufficient, then Allstate Life will bear the loss. We charge additional amounts for the Enhanced Death Benefit and Enhanced Death and Income Benefit Combination riders to compensate us for the additional risk that we accept by providing each rider. Neither the Enhanced Death Benefit Rider, the Enhanced Death and Income Benefit Combination Rider, or Enhanced Death and Income Benefit Combination Rider II are available under a Contract that is continued by a surviving spouse. After the death of the Contract Owner, if the surviving spouse elects to continue the Contract in the Accumulation Phase, then the mortality and expense risk charge will be 1.00% from the date we determine the value of the death benefit through the remainder of the life of the continued Contract.

We guarantee the mortality and expense risk charge and we cannot increase it. We assess the mortality and expense risk charge during both the Accumulation Phase and the Payout Phase.

ADMINISTRATIVE EXPENSE CHARGE
We deduct an administrative expense charge daily at an annual rate of 0.10% of the average daily net assets you have invested in the Variable Sub-Accounts. We intend this charge to cover actual administrative expenses that exceed the revenues from the contract maintenance charge. No necessary relationship exists between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributable to that Contract. We assess this charge each day during the Accumulation Phase and the Payout Phase. We guarantee that we will not raise this charge.

TRANSFER FEE
We do not currently impose a fee upon transfers among the investment alternatives. However, we reserve the right to charge $10 per transfer after the 12th transfer in each Contract Year. We will not charge a transfer fee on transfers that are part of a Dollar Cost Averaging Program or Automatic Fund Rebalancing Program.

WITHDRAWAL CHARGE
We may assess a Withdrawal Charge of up to 7% of the Purchase Payment(s) you withdraw. The charge declines to 0% after 7 complete years from the date we received the Purchase Payment being withdrawn. A schedule showing how the charge declines appears on page 7, above. During each Contract Year, you can withdraw up to 15% of the Contract Value as of the beginning of that Contract Year without paying the charge. Unused portions of this 15% "Free Withdrawal Amount" are not carried forward to future Contract Years. We will deduct Withdrawal Charges, if applicable, from the amount paid. For purposes of the Withdrawal Charge, we will treat withdrawals as coming from the oldest Purchase Payments first. However, for federal income tax purposes, earnings are considered to come out first, which means you pay taxes on the earnings portion of your withdrawal.

If you make a withdrawal before the Payout Start Date, we will apply the Withdrawal Charge percentage in effect on the date of the withdrawal, or the Withdrawal Charge percentage in effect on the following day, whichever is lower.

We do not apply a Withdrawal Charge in the following situations:

..   on the Payout Start Date (a Withdrawal Charge may apply if you elect to receive income payments for a specified period of less than 120 months);

..   the death of the Contract Owner or Annuitant (unless the settlement value is used);

..   withdrawals taken to satisfy IRS minimum distribution rules for the
    Contract; or

..   withdrawals that qualify for one of the waivers described below.

We use the amounts obtained from the Withdrawal Charge to pay sales commissions and other promotional or distribution expenses associated with marketing the Contracts. To the extent that the Withdrawal Charge does not cover all sales commissions and other promotional or distribution expenses, we may use any of our corporate assets, including potential profit which may arise from the mortality and expense risk charge or any other charges or fees described above, to make up any difference. Withdrawals also may be subject to tax penalties or income tax and a Market Value Adjustment. You should consult your own tax counsel or other tax advisers regarding any withdrawals.

Confinement Waiver. We will waive the Withdrawal Charge and any Market Value Adjustment on all withdrawals taken prior to the Payout Start Date under your Contract if the following conditions are satisfied:

1. you, or the Annuitant if the Contract is owned by a non-living person, are first confined to a long term care facility or a hospital (as defined in the Contract) for at

                               18     PROSPECTUS
least 90 consecutive days. You or the Annuitant must enter the long term care facility or hospital at least 30 days after the Issue Date;

2. we must receive your request for the withdrawal and due proof (as defined in the Contract) of the stay no later than 90 days following the end of your or the Annuitant's stay at the long term care facility or hospital; and

3. a physician must have prescribed the stay and the stay must be medically necessary (as defined in the Contract).

You may not claim this benefit if you, or the Annuitant, or a member of your or the Annuitant's immediate family (as defined in the Contract), is the physician prescribing your or the Annuitant's stay in a long term care facility.

Terminal Illness Waiver. We will waive the Withdrawal Charge and any Market Value Adjustment on all withdrawals taken prior to the Payout Start Date under your Contract if:

1. you (or the Annuitant if the Contract Owner is not a living person) are first diagnosed by a physician (we may require a second or a third opinion) with a terminal illness (as defined in the Contract) at least 30 days after the Issue Date; and

2.  you claim this benefit and deliver adequate proof of diagnosis to us.

Unemployment Waiver. We will waive the Withdrawal Charge and any Market Value Adjustment on one partial or a full withdrawal taken prior to the Payout Start Date under your Contract, if you meet the following requirements:

1.  you or the Annuitant become unemployed at least one year after the Issue
Date;

2. you or the Annuitant have been granted unemployment compensation (as defined in the Contract) for at least 30 days as a result of that unemployment and we receive due proof thereof (as defined in the Contract) prior to or at the time of the withdrawal request; and

3. you or the Annuitant exercise this benefit within 180 days of your or the Annuitant's initial receipt of unemployment compensation.

You may exercise this benefit once during the life of your Contract. This waiver applies upon the unemployment of the Annuitant only if the Contract Owner is not a living person.

Please refer to your Contract for more detailed information about the terms and conditions of these waivers.

The laws of your state may limit the availability of these waivers and may also change certain terms and/or benefits available under the waivers. You should consult your Contract for further details on these variations. Also, even if you are not required to pay our Withdrawal Charge because of these waivers, you still may be required to pay taxes or tax penalties on the amount withdrawn. You should consult your tax adviser to determine the effect of a withdrawal on your taxes.

PREMIUM TAXES
Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for paying these taxes and will deduct them from your Contract Value. Some of these taxes are due when the Contract is issued, others are due when income payments begin or upon surrender. Our current practice is not to charge anyone for these taxes until income payments begin or when a total withdrawal occurs, including payment upon death. We may discontinue this practice sometime in the future and deduct premium taxes from the purchase payments. Premium taxes generally range from 0% to 4%, depending on the state. At the Payout Start Date, if applicable, we deduct the charge for premium taxes from each investment alternative in the proportion that the Contract value in the investment alternative bears to the total Contract Value.

DEDUCTION FOR SEPARATE ACCOUNT INCOME TAXES
We are not currently maintaining a provision for taxes. In the future, however, we may establish a provision for taxes if we determine, in our sole discretion, that we will incur a tax as a result of the operation of the Variable Account. We will deduct for any taxes we incur as a result of the operation of the Variable Account, whether or not we previously made a provision for taxes and whether or not it was sufficient. Our status under the Internal Revenue Code is briefly described in the Taxes Section.


Other Expenses
--------------------------------------------------------------------------------

Each Fund deducts advisory fees and other expenses from its assets. You indirectly bear the charges and expenses of the Fund whose shares are held by the Variable Sub-Accounts. These fees and expenses are described in the accompanying prospectus for the Funds. For a summary of current estimates of those charges and expenses, see pages 7-9.


We may receive compensation from Invesco A I M Advisors, Inc., for administrative services we provide to the Funds.


                               19     PROSPECTUS

Access to Your Money
--------------------------------------------------------------------------------


You can withdraw some or all of your Contract Value at any time prior to the Payout Start Date. Withdrawals also are available under limited circumstances on or after the Payout Start Date. See "Income Plans" on page 22.

The amount payable upon withdrawal is the Contract Value next computed after we receive the request for a withdrawal at our service center, adjusted by any Market Value Adjustment, less any withdrawal charges, contract maintenance charges, income tax withholding, penalty tax, and any premium taxes. We will pay withdrawals from the Variable Account within 7 days of receipt of the request, subject to postponement in certain circumstances.

You can withdraw money from the Variable Account or the Fixed Account Options. To complete a partial withdrawal from the Variable Account, we will cancel Accumulation Units in an amount equal to the withdrawal and any applicable withdrawal charge and premium taxes.

You have the opportunity to name the Investment Alternative(s) from which you are taking the withdrawal. If none is specified, we will deduct your withdrawal pro-rata from the Investment Alternatives according to the value of your investments therein.

In general, you must withdraw at least $50 at a time. You also may withdraw a lesser amount if you are withdrawing your entire interest in a Variable Sub-Account.

If you request a total withdrawal, we may require you to return your Contract to us. We also will deduct a contract maintenance charge of $35, unless we have waived the contract maintenance charge on your Contract.

Withdrawals taken prior to annuitization (referred to in this prospectus as the Payout Phase) are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.

POSTPONEMENT OF PAYMENTS
We may postpone the payment of any amounts due from the Variable Account under the Contract if:

1. The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted;

2.   An emergency exists as defined by the SEC; or

3.   The SEC permits delay for your protection.

In addition, we may delay payments or transfers from the Fixed Account Options for up to 6 months or shorter period if required by law. If we delay payment or transfer for 30 days or more, we will pay interest as required by law. Any interest would be payable from the date we receive the withdrawal request to the date we make the payment or transfer.

SYSTEMATIC WITHDRAWAL PROGRAM
You may choose to receive systematic withdrawal payments on a monthly, quarterly, semi-annual, or annual basis at any time prior to the Payout Start Date. The minimum amount of each systematic withdrawal is $50. At our discretion, systematic withdrawals may not be offered in conjunction with the Dollar Cost Averaging or Automatic Fund Rebalancing Programs.

Depending on fluctuations in the accumulation unit value of the Variable Sub-Accounts and the value of the Fixed Account, systematic withdrawals may reduce or even exhaust the Contract Value. Systematic withdrawal payments are subject to any applicable withdrawal charges and market value adjustments. Please consult your tax advisor before taking any withdrawal.

We will make systematic withdrawal payments to you or your designated payee. We may modify or suspend the Systematic Withdrawal Program and charge a processing fee for the service. If we modify or suspend the Systematic Withdrawal Program, existing systematic withdrawal payments will not be affected.

MINIMUM CONTRACT VALUE
If your request for a partial withdrawal would reduce the Contract Value to less than $1,000, we may treat it as a request to withdraw your entire Contract Value. Your Contract will terminate if you withdraw all of your Contract Value. We will, however, ask you to confirm your withdrawal request before terminating your Contract. Before terminating any Contract whose value has been reduced by withdrawals to less than $1,000, we would inform you in writing of our intention to terminate your Contract and give you at least 30 days in which to make an additional Purchase Payment to restore your Contract's value to the contractual minimum of $1,000. If we terminate your Contract, we will distribute to you its Contract Value, adjusted by any applicable Market Value Adjustment, less withdrawal and other charges, and taxes.

                               20     PROSPECTUS

Income Payments
--------------------------------------------------------------------------------


PAYOUT START DATE
You select the Payout Start Date in your application. The Payout Start Date is the day that we apply your Contract Value, adjusted by any Market Value Adjustment and less any applicable taxes, to an Income Plan. The Payout Start Date must be no later than the Annuitant's 90th birthday, or the 10th Contract Anniversary, if later.

You may change the Payout Start Date at any time by notifying us in writing of the change at least 30 days before the scheduled Payout Start Date. Absent a change, we will use the Payout Start Date stated in your Contract.

INCOME PLANS
An "Income Plan" is a series of payments on a scheduled basis to you or to another person designated by you. You may choose and change your choice of Income Plan until 30 days before the Payout Start Date. If you do not select an Income Plan, we will make income payments in accordance with Income Plan 1 with guaranteed payments for 10 years. After the Payout Start Date, you may not make withdrawals (except as described below) or change your choice of Income Plan.

Three Income Plans are available under the Contract. Each is available to provide:

..   fixed income payments;

..   variable income payments; or

..   a combination of the two.

A portion of each payment will be considered taxable and the remaining portion will be a non-taxable return of your investment in the Contract, which is also called the "basis". Once the basis in the Contract is depleted, all remaining payments will be fully taxable. If the Contract is tax-qualified, generally, all payments will be fully taxable. Taxable payments taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.

The three Income Plans are:

Income Plan 1 - Life Income with Guaranteed Payments. Under this plan, we make periodic income payments for at least as long as the Annuitant lives. If the Annuitant dies before we have made all of the guaranteed income payments, we will continue to pay the remainder of the guaranteed income payments as required by the Contract.

Income Plan 2 - Joint and Survivor Life Income with Guaranteed Payments. Under this plan, we make periodic income payments for at least as long as either the Annuitant or the joint Annuitant is alive. If both the Annuitant and the joint Annuitant die before we have made all of the guaranteed income payments, we will continue to pay the remainder of the guaranteed income payments as required by the Contract.

Income Plan 3 - Guaranteed Payments for a Specified Period (5 Years to 30 Years). Under this plan, we make periodic income payments for the period you have chosen. These payments do not depend on the Annuitant's life. Income payments for less than 120 months may be subject to a withdrawal charge. We will deduct the mortality and expense risk charge from the Variable Sub-Account assets which support variable income payments even though we do not bear any mortality risk.

The length of any guaranteed payment period under your selected Income Plan generally will affect the dollar amounts of each income payment. As a general rule, longer guarantee periods result in lower income payments, all other things being equal. For example, if you choose an Income Plan with payments that depend on the life of the Annuitant but with no minimum specified period for guaranteed payments, the income payments generally will be greater than the income payments made under the same Income Plan with a minimum specified period for guaranteed payments.

If you choose Income Plan 1 or 2, or, if available, another Income Plan with payments that continue for the life of the Annuitant or joint Annuitant, we may require proof of age and sex of the Annuitant or joint Annuitant before starting income payments, and proof that the Annuitant or joint Annuitant is alive before we make each payment.

Please note that under such Income Plans, if you elect to take no minimum guaranteed payments, it is possible that the payee could receive only 1 income payment if the Annuitant and any joint Annuitant both die before the second income payment, or only 2 income payments if they die before the third income payment, and so on.

Generally, you may not make withdrawals after the Payout Start Date. One exception to this rule applies if you are receiving variable income payments that do not depend on the life of the Annuitant (such as under Income Plan 3). In that case you may terminate all or a portion of the Variable Account portion of the income payments at any time and receive a lump sum equal to the present value of the remaining variable payments associated with the amount withdrawn. To determine the present value of any remaining variable income payments being withdrawn, we use a discount rate equal to the assumed annual investment rate that we use to compute such variable income payments. The minimum amount you may withdraw under this feature is $1,000. A withdrawal charge may apply. We also deduct applicable premium taxes from the Contract Value at the Payout Start Date.

                               21     PROSPECTUS

We may make other Income Plans available. You may obtain information about them by writing or calling us.

You may apply all or part of your Contract Value to an Income Plan. If you elected the Enhanced Death and Income Benefit Combination Rider, you may be able to apply an amount greater than your Contract Value. You must apply at least the Contract Value in the Fixed Account Options on the Payout Start Date to fixed income payments. If you wish to apply any portion of your Fixed Account Option balance to provide variable income payments, you should plan ahead and transfer that amount to the Variable Sub-Accounts prior to the Payout Start Date. If you do not tell us how to allocate your Contract Value among fixed and variable income payments, we will apply your Contract Value in the Variable Account to variable income payments and your Contract Value in the Fixed Account Options to fixed income payments. We will apply your Contract Value, adjusted by any applicable Market Value Adjustment, less applicable taxes to your Income Plan on the Payout Start Date. If the Contract Value is less than $2,000 or not enough to provide an initial payment of at least $20, and state law permits, we may:

..   pay you the Contract Value, adjusted by any Market Value Adjustment and less any applicable taxes, in a lump sum instead of the periodic payments you have chosen, or

..   reduce the frequency of your payments so that each payment will be at least
    $20.

VARIABLE INCOME PAYMENTS
The amount of your variable income payments depends upon the investment results of the Variable Sub-Accounts you select, the premium taxes you pay, the age and sex of the Annuitant, and the Income Plan you choose. We guarantee that the payments will not be affected by (a) actual mortality experience and (b) the amount of our administration expenses.

We cannot predict the total amount of your variable income payments. Your variable income payments may be more or less than your total purchase payments because (a) variable income payments vary with the investment results of the underlying Funds and (b) the Annuitant could live longer or shorter than we expect based on the tables we use.

In calculating the amount of the periodic payments in the annuity tables in the Contract, we assumed an annual investment rate of 3%. If the actual net investment return of the Variable Sub-Accounts you choose is less than this assumed investment rate, then the dollar amount of your variable income payments will decrease. The dollar amount of your variable income payments will increase, however, if the actual net investment return exceeds the assumed investment rate. The dollar amount of the variable income payments stays level if the net investment return equals the assumed investment rate.

Please refer to the Statement of Additional Information for more detailed information as to how we determine variable income payments. We reserve the right to make other assumed investments rates available under this contract.

FIXED INCOME PAYMENTS
We guarantee income payment amounts derived from any Fixed Account Option for the duration of the Income Plan. We calculate the fixed income payments by:

1) adjusting the portion of the Contract Value in any Fixed Account Option on the Payout Start Date by any applicable Market Value Adjustment;

2) deducting any applicable premium tax; and

3) applying the resulting amount to the greater of (a) the appropriate value from the income payment table in your Contract or (b) such other value as we are offering at that time.

We may defer making fixed income payments for a period of up to 6 months or such shorter times as state law may require. If we defer payments for 30 days or more, we will pay interest as required by law from the date we receive the withdrawal request to the date we make payment.

CERTAIN EMPLOYEE BENEFIT PLANS
The Contracts offered by this prospectus contain income payment tables that provide for different payments to men and women of the same age, except in states that require unisex tables. We reserve the right to use income payment tables that do not distinguish on the basis of sex to the extent permitted by law. In certain employment-related situations, employers are required by law to use the same income payment tables for men and women. Accordingly, if the Contract is to be used in connection with an employment-related retirement or benefit plan and we do not offer unisex annuity tables in your state, you should consult with legal counsel as to whether the purchase of a Contract is appropriate.

Death Benefits
--------------------------------------------------------------------------------


We will pay a death benefit if, prior to the Payout Start Date:

1. any Contract Owner dies or,

2. the Annuitant dies, if the Contract is owned by a company or other non-living Owner.

We will pay the death benefit to the new Contract Owner who is determined immediately after the death. The new Contract Owner would be a surviving Contract Owner or, if none, the Beneficiary(ies). In the case of the death of the Annuitant, we will pay the death benefit to the current Contract Owner. A claim for a distribution

                               22     PROSPECTUS
on death must include "Due Proof of Death." We will accept the following documentation as Due Proof of Death:

..   a certified copy of a death certificate; or

..   a certified copy of a decree of a court of competent jurisdiction as to a finding of death; or

..   any other proof acceptable to us.

We will determine the value of the death benefit as of the end of the Valuation Date on which we receive a complete request for payment of the death benefit. If we receive a request after 3:00 p.m. Central Time on a Valuation Date, we will process the request as of the end of the following Valuation Date.

Where there are multiple beneficiaries, we will only value the death benefit at the time the first beneficiary submits the necessary documentation in good order. Any death benefit amounts attributable to any beneficiary which remain in the investment divisions are subject to investment risk.

DEATH BENEFIT AMOUNT
Prior to the Payout Start Date, if we receive a complete request for payment of the death benefit within 180 days of the date of death, the death benefit is equal to the greatest of:

1) the Contract Value as of the date we determine the death benefit, or

2) the Settlement Value (that is, the amount payable on a full withdrawal of Contract Value) on the date we determine the death benefit, or

3) the sum of all Purchase Payments reduced by a withdrawal adjustment, as defined below, or

4) the greatest of the Contract Values on each Death Benefit Anniversary prior to the date we determine the death benefit, increased by Purchase Payments made since that Death Benefit Anniversary and reduced by a withdrawal adjustment as defined below.

In calculating the Settlement Value, the amount in each individual Guarantee Period may be subject to a Market Value Adjustment. A Market Value Adjustment will apply to amounts in a Guarantee Period, unless we calculate the Settlement Value during the 30-day period after the expiration of the Guarantee Period. Also, the Settlement Value will reflect deduction of any applicable Withdrawal Charges, contract maintenance charges, and premium taxes.

A Death Benefit Anniversary is every seventh Contract Anniversary during the Accumulation Phase. For example, the 7th, 14th, and 21st Contract Anniversaries are the first three Death Benefit Anniversaries.

The "withdrawal adjustment" is equal to (a) divided by (b), with the result multiplied by (c), where:

   (a) is the withdrawal amount;

   (b) is the Contract Value immediately prior to the withdrawal; and

   (c) is the value of the applicable death benefit alternative immediately prior to the withdrawal.

If we do not receive a complete request for payment of the death benefit within 180 days of the date of death, the death benefit is equal to the greater of;

1) the Contract Value as of the date we determine the death benefit, or

2) the Settlement Value.

We reserve the right to extend, on a non-discriminatory basis, the 180 day period in which the death proceeds will equal the death benefit as described above. This right applies only to the amount payable as death proceeds and in no way restricts when a claim may be filed.

A Market Value Adjustment, if any, made upon payment of a death benefit would be positive.

ENHANCED DEATH BENEFIT RIDER
If the oldest Contract Owner, or Annuitant if the Contract Owner is a non-living person, is less than or equal to age 80 as of the date we receive the completed application, the Enhanced Death Benefit Rider is an optional benefit that you may elect. If you elect the rider, the death benefit will be the greater of the death benefit alternatives (1) through (4) listed above, or
(5) the enhanced death benefit.

If the Contract Owner is a living individual, the enhanced death benefit applies only for the death of the Contract Owner. If the Contract Owner is not a living individual, the enhanced death benefit applies only for the death of the Annuitant. The enhanced death benefit is equal to the greater of Enhanced Death Benefit A or Enhanced Death Benefit B. Enhanced Death Benefit B may not be available in all states.

The enhanced death benefit will never be greater than the maximum death benefit allowed by any nonforfeiture laws which govern the Contract.

The Enhanced Death Benefit Rider benefit is not available under a contract that is continued by a surviving spouse. After the death of the Contract Owner, if the surviving spouse elects to continue the Contract in the Accumulation Phase, then the mortality and expense risk charge will be 1.00% from the date we determine the value of the death benefit through the remainder of the life of the continued Contract, and any death benefit paid under a continued Contract will not include the enhanced death benefit.

Enhanced Death Benefit A. The Enhanced Death Benefit A on the Issue Date is equal to the initial Purchase Payment. On each Contract Anniversary, we will recalculate your Enhanced Death Benefit A to equal the greater of your Contract Value on that date, or the

                               23     PROSPECTUS
most recently calculated Enhanced Death Benefit A. We also will recalculate your Enhanced Death Benefit A whenever you make an additional Purchase Payment or a partial withdrawal. Additional Purchase Payments will increase the Enhanced Death Benefit A dollar-for-dollar.

Withdrawals will reduce the Enhanced Death Benefit A by an amount equal to a withdrawal adjustment computed in the manner described above under "Death Benefit Amount."

In the absence of any withdrawals or Purchase Payments, the Enhanced Death Benefit A will be the greatest of all Contract Anniversary Contract Values on or before the date we calculate the death benefit.

We will calculate Anniversary Values for each Contract Anniversary prior to the oldest Contract Owner's or, if the Contract owner is not a living person, the oldest Annuitant's, 85th birthday. After age 85, we will recalculate the Enhanced Death Benefit A only for Purchase Payments and withdrawals. The Enhanced Death Benefit A will never be greater than the maximum death benefit allowed by any non-forfeiture laws which govern the Contract.

Enhanced Death Benefit B. The Enhanced Death Benefit B is equal to total Purchase Payments made reduced by a withdrawal adjustment computed in the manner described above under "Death Benefit Amount." Each Purchase Payment and each withdrawal adjustment will accumulate daily at a rate equivalent to 5% per year until the earlier of the date

..   we determine the death benefit, or

..   the first day of the month following the oldest Contract Owner's or, if the
    Contract Owner is not a living person, the Annuitant's, 85th birthday.

The Enhanced Death Benefit B will never be greater than the maximum death benefit allowed by any non-forfeiture laws which govern the Contract.

Enhanced Death and Income Benefit Combination Rider (available with Contracts issued before July 27, 2000. For Contracts issued on or after July 27, 2000, see the next section titled "Enhanced Death and Income Benefit Combination Rider II")

If the oldest Contract Owner, or Annuitant if the Owner is a non-living person, is less than or equal to age 80 as of the date we receive the completed application, the Enhanced Death and Income Benefit Rider Combination is an optional benefit that you may elect, instead of the Enhanced Death Benefit Rider.

The enhanced death benefit portion of the Enhanced Death and Income Benefit Combination Rider is the same as that described above under "Enhanced Death Benefit Rider."

The enhanced income benefit defines a minimum amount applied to the Payout Phase. This minimum amount is equal to what the value of the enhanced death benefit would be on the Payout Start Date. In some states, the calculation of the enhanced income benefit will not include the value of the Enhanced Death Benefit B. Please consult with your sales representative for information.

The enhanced income benefit will apply if the Contract Owner elects a Payout Start Date that:

..   is on or after the tenth Contract Anniversary, and

..   is prior to the Annuitant's age 90.

On the Payout Start Date, you may apply the greater of the Contract Value or the enhanced income benefit to the Payout Phase of the Contract. No Market Value Adjustment will be applied to the enhanced income benefit amount. The enhanced income benefit will only apply if the Income Plan selected provides payments guaranteed for either single or joint life with a period certain of at least:

..   10 years, if the youngest Annuitant's age is 80 or less on the date the amount is applied; or

..   5 years, if the youngest Annuitant's age is greater than 80 on the date the amount is applied.

Enhanced Death and Income Benefit Combination Rider II (available with Contracts issued on or after July 27, 2000)

If the oldest Contract Owner is less than or equal to age 80 as of the date we receive the completed application, the Enhanced Death and Income Benefit Combination Rider II is an optional benefit that you may elect, instead of the Enhanced Death Benefit Rider.

The enhanced death benefit portion of the Enhanced Death and Income Benefit Combination Rider II is the same as that described above under "Enhanced Death Benefit Rider."

The enhanced income benefit guarantees that the minimum amount of income payments you receive will not be less than those determined by applying the Income Base on Payout Start Date, to the minimum guaranteed Income Payment Tables shown in the Contract (rather than to any current rates we may be offering) for the Income Plan you select ("Guaranteed Income Benefit"). In some states, the calculation of the enhanced income benefit will not include the value of Income Base B. Please consult with your sales representative for more information.

The Income Base is the greater of Income Base A and Income Base B. We determine each Income Base as follows:

Income Base A. On the Rider Date, Income Base A is equal to the Contract Value. After the Rider Date, we recalculate Income Base A as follows on the Contract

                               24     PROSPECTUS

Anniversary and when a Purchase Payment or withdrawal is made:

..   For Purchase Payments, Income Base A is equal to the most recently calculated Income Base plus the Purchase Payment. For withdrawals, Income Base A is equal to the most recently calculated Income Base reduced by a withdrawal adjustment.

..   On each Contract Anniversary, Income Base A is equal to the greater of the
    Contract Value on that date or the most recently calculated Income Base A.

In the absence of any withdrawals or Purchase Payments, Income Base A will be the greatest of all the Contract Anniversary Contract Values between the Rider Date and the Payout Start Date. We will recalculate Income Base A for Purchase Payments, for withdrawals and on Contract Anniversaries until the first Contract Anniversary on or after the 85th birthday of the oldest Contract Owner or, if no Owner is a living individual, the oldest Annuitant. After that date, we will recalculate Income Base A for Purchase Payments and withdrawals.

Income Base B. On the Rider Date, Income Base B is equal to the Contract Value. After the Rider Date, Income Base B, plus any subsequent Purchase Payments and less a withdrawal adjustment for any subsequent withdrawals, will accumulate daily at a rate equal to 5% per year until the first day of the month following the oldest Contract Owner's or, if the Contract Owner is not a living individual, the Annuitant's 85th birthday. After this date, Income Base B will be recalculated only for Purchase Payments and withdrawals.

For purposes of computing Income Base A or B, the withdrawal adjustment is equal to (1) divided by (2), with the result multiplied by (3), where:

1) = withdrawal amount,

2) = the Contract Value immediately prior to the withdrawal, and

3) = the most recently calculated Income Base.

Please consult with your sales representative for information.

The income base is used solely for the purpose of calculating the guaranteed income benefit under this Rider ("guaranteed income benefit") and does not provide a Contract Value or guarantee performance of any investment option.

The guaranteed income benefit amount is determined by applying the enhanced income benefit amount less any applicable taxes to the guaranteed rates for the Income Plan you elect. The Income Plan you elect must satisfy the conditions described below.

The enhanced income benefit will apply if the Contract Owner elects a Payout Start Date that:

..   is on or after the tenth Contract Anniversary,

..   is during the 30-day period following the Contract Anniversary.

..   is prior to the Annuitant's 90th birthday.

The enhanced income benefit will only apply if you elect to receive fixed amount income payments. These fixed income payments will be calculated using the appropriate Guaranteed Income Payment Tables provided in your Contract.

If, however, you apply the Contract Value and not the enhanced income benefit to the Income Plan, then you may select any Income Plan we offer at that time.

If you expect to apply your Contract Value to variable income payment options or to current annuity payment rates then in effect, electing the enhanced income benefit may not be appropriate. No Market Value Adjustment will be applied to the enhanced income benefit amount. The enhanced income benefit will only apply if the Income Plan selected provides payments guaranteed for either single or joint life with a period certain of at least:

..   10 years, if the youngest Annuitant's age is 80 or less on the date the amount is applied; or

..   5 years, if the youngest Annuitant's age is greater than 80 on the date the amount is applied.

Neither of the Enhanced Death and Income Benefit Combination Rider's benefits are available under a Contract that is continued by a surviving spouse.

After the death of the Contract Owner, if the surviving spouse elects to continue the Contract in the Accumulation Phase, then the mortality and expense risk charge will be 1.00% from the date we determine the value of the death benefit through the remainder of the life of the continued Contract. Any death benefit paid under a continued Contract will not include the enhanced death benefit. Any calculation of amount to be applied to an Income Plan upon annuitization under a continued Contract will not include the enhanced income benefit.

We may discontinue offering these options at any time.

If your Contract is qualified under Section 408 of the Internal Revenue Code, we will refund the greater of any Purchase Payments or the Contract Value.

DEATH BENEFIT PAYMENTS

If the new Owner is your spouse, the new Owner may:

1.  elect to receive the death benefit in a lump sum, or

2. elect to apply the death benefit to an Income Plan. Payments from the Income Plan must begin within 1 year of the date of death and must be payable throughout:

..   The life of the new Owner; or

..   for a guaranteed number of payments from 5 to 50 years, but not to exceed the life expectancy of the new Owner; or

                               25     PROSPECTUS

..   over the life of the new Owner with a guaranteed number of payments from 5 to 30 years but not to exceed the life expectancy of the new Owner.

If your spouse does not elect one of the above options, the Contract will continue in the Accumulation Phase as if the death had not occurred. If the Contract is continued in the Accumulation Phase, the following restrictions apply:

..   On the date the Contract is continued, the Contract Value will equal the amount of the Death Benefit as determined as of the Valuation Date on which we received the completed request for settlement of the death benefit (the next Valuation Date, if we receive the completed request for settlement of the death benefit after 3 p.m. Central Time). Unless otherwise instructed by the continuing spouse, the excess, if any, of the death benefit over the Contract Value will be allocated to the Variable Sub-Accounts. This excess will be allocated in proportion to your Contract Value in those Variable Sub-Accounts as of the end of the Valuation Period during which we receive the completed request for settlement of the death benefit, except that any portion of this excess attributable to the Fixed Account Options will be allocated to the Money Market Variable Sub-Account. Within 30 days of the date the Contract is continued, your surviving spouse may choose one of the following transfer alternatives without incurring a transfer fee:

   .   transfer all or a portion of the excess among the Variable Sub-Accounts;

   . transfer all or a portion of the excess into the Guaranteed Maturity Fixed Account and begin a new Guarantee Period; or

   . transfer all or a portion of the excess into a combination of Variable Sub-Accounts and the Guaranteed Maturity Fixed Account.

Any such transfer does not count as one of the free transfers allowed each Contract Year and is subject to any minimum allocation amount specified in your Contract.

The surviving spouse may make a single withdrawal of any amount within one year of the date of death without incurring a Withdrawal Charge.

Only one spousal continuation is allowed under this Contract.

If the new Owner is not your spouse but is a living person, the new Owner may:

1) elect to receive the death benefit in a lump sum, or

2) elect to apply the death benefit to an Income Plan. Payments from the Income Plan must begin within 1 year of the date of death and must be payable throughout:

..   the life of the new Owner; or

..   for a guaranteed number of payments from 5 to 50 years, but not to exceed the life expectancy of the new Owner; or

..   over the life of the new Owner with a guaranteed number of payments from 5 to 30 years but not to exceed the life expectancy of the new Owner.

If the new Owner does not elect one of the above options then the new Owner must receive the Contract Value payable within 5 years of your date of death. The Contract Value will equal the amount of the death benefit as determined as of the Valuation Date on which we received a completed request for settlement of the death benefit (the next Valuation Date, if we receive a completed request for settlement of the death benefit after 3 p.m. Central Time). Unless otherwise instructed by the new Owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Money Market Variable Sub-Account. The new Owner may exercise all rights as set forth in the Transfers section during this 5 year period.

No additional Purchase Payments may be added to the Contract under this election. Withdrawal Charges will be waived for any withdrawals made during this 5 year period.

If the new Owner dies prior to the receiving all of the Contract Value, then the new Owner's named Beneficiary(ies) will receive the greater of the Settlement Value or the remaining Contract Value. This amount must be received as a lump sum within 5 years of the date of the original Owner's death.

We reserve the right to offer additional options upon Death of Owner.

If the new Owner is a corporation, trust, or other non-living person:

   (a) The new Owner may elect to receive the death benefit in a lump sum; or

   (b) If the new Owner does not elect the option above, then the new Owner must receive the Contract Value payable within 5 years of your date of death. On the date we receive the complete request for settlement of the Death Benefit, the Contract Value under this option will be the death benefit. Unless otherwise instructed by the new Owner, the excess, if any of the death benefit over the Contract Value will be allocated to the Money Market Variable Sub-Account. The new Owner may exercise all rights set forth in the Transfers provision during this 5 year period. No additional Purchase Payments may be added to the Contract under this election. Withdrawal Charges will be waived during this 5 year period.

We reserve the right to offer additional options upon Death of Owner.

If any new Owner is a non-living person, all new Owners will be considered to be non-living persons for the above purposes.

                               26     PROSPECTUS

Under any of these options, all ownership rights, subject to any restrictions previously placed upon the Beneficiary, are available to the new Owner from the date of your death to the date on which the death proceeds are paid.

Death of Annuitant

If the Annuitant who is not also the Contract Owner dies prior to the Payout Start Date and the Contract Owner is a living person, then the Contract will continue with a new Annuitant as designated by the Contract Owner.

If the Annuitant who is not also the Contract Owner dies prior to the Payout Start Date and the Contract Owner is a non-living person, the following apply:

   (a) The Contract Owner may elect to receive the death benefit in a lump sum;
or

   (b) If the new Owner does not elect the option above, then the Owner must receive the Contract Value payable within 5 years of the Annuitant's date of death. On the date we receive the complete request for settlement of the death benefit, the Contract Value under this option will be the death benefit. Unless otherwise instructed by the Contract Owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Money Market Variable Sub-Account. The Contract Owner may then exercise all rights set forth in the Transfers provision during this 5 year period. No additional Purchase Payments may be added to the Contract under this election. Withdrawal Charges will be waived during this 5 year period.

We reserve the right to offer additional options upon Death of Owner.

More Information
--------------------------------------------------------------------------------


ALLSTATE LIFE
Allstate Life is the issuer of the Contract. Allstate Life was organized in 1957 as a stock life insurance company under the laws of the state of Illinois. Prior to January 1, 2005, Glenbrook Life and Annuity Company ("Glenbrook") issued the Contract. Effective January 1, 2005, Glenbrook merged with Allstate Life ("Merger"). On the date of the Merger, Allstate Life acquired from Glenbrook all of Glenbrook's assets and became directly liable for Glenbrook's liabilities and obligations with respect to all contracts issued by Glenbrook.

Allstate Life is a wholly owned subsidiary of Allstate Insurance Company, a stock property-liability insurance company organized under the laws of the state of Illinois. All of the capital stock issued and outstanding of Allstate Insurance Company is owned by The Allstate Corporation.

Allstate Life is licensed to operate in the District of Columbia, Puerto Rico, and all jurisdictions except the state of New York. We intend to offer the Contract in those jurisdictions in which we are licensed. Our home office is located at 3100 Sanders Road, Northbrook, Illinois 60062.

Effective June 1, 2006, Allstate Life entered into an agreement ("the Agreement") with Prudential Financial, Inc. and its subsidiary, The Prudential Insurance Company of America ("PICA") pursuant to which Allstate Life sold, through a combination of coinsurance and modified coinsurance reinsurance, substantially all of its variable annuity business. Pursuant to the Agreement Allstate Life and PICA also have entered into an administrative services agreement which provides that PICA or an affiliate will administer the Variable Account and the Contracts after a transition period that may last up to two years. The benefits and provisions of the Contracts have not been changed by these transactions and agreements. None of the transactions or agreements have changed the fact that we are primarily liable to you under your Contract.

THE VARIABLE ACCOUNT
Allstate Life established the Allstate Financial Advisors Separate Account I in 1999. The Contracts were previously issued through the Glenbrook Life and Annuity Company Separate Account A. Effective January 1, 2005, Glenbrook Life Multi-Manager Variable Account and Glenbrook Life and Annuity Company Separate Account A combined with Allstate Financial Advisors Separate Account I and consolidated duplicative Variable Sub-Accounts that invest in the same Funds (the "Consolidation"). The Accumulation Unit Values for the Variable Sub-Accounts in which you invest did not change as a result of the Consolidation, and your Contract Value immediately after the Consolidation was the same as the value immediately before the Consolidation. We have registered the Variable Account with the SEC as a unit investment trust. The SEC does not supervise the management of the Variable Account or Allstate Life.

We own the assets of the Variable Account. The Variable Account is a segregated asset account under Illinois insurance law. That means we account for the Variable Account's income, gains, and losses separately from the results of our other operations. It also means that only the assets of the Variable Account that are in excess of the reserves and other Contract liabilities with respect to the Variable Account are subject to liabilities relating to our other operations. Our obligations arising under the Contracts are general corporate obligations of Allstate Life.

The Variable Account consists of multiple Variable Sub-Accounts, each of which are available under the Contract. We may add new Variable Sub-Accounts, or

                               27     PROSPECTUS
eliminate one or more of them, if we believe marketing, tax, or investment conditions so warrant. We do not guarantee the investment performance of the Variable Account, its Sub-Accounts or the Funds . We may use the Variable Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Variable Account.

THE FUNDS
Dividends and Capital Gain Distributions. We automatically reinvest all dividends and capital gains distributions from the Funds in shares of the distributing Funds at their net asset value.

Voting Privileges. As a general matter, you do not have a direct right to vote the shares of the Funds held by the Variable Sub-Accounts to which you have allocated your Contract Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. Based on our present view of the law, we will vote the shares of the Funds that we hold directly or indirectly through the Variable Account in accordance with instructions that we receive from Contract owners entitled to give such instructions.

As a general rule, before the Payout Start Date, the Contract Owner or anyone with a voting interest is the person entitled to give voting instructions. The number of shares that a person has a right to instruct will be determined by dividing the Contract Value allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Fund as of the record date of the meeting. After the Payout Start Date, the person receiving income payments has the voting interest. The payee's number of votes will be determined by dividing the reserve for such Contract allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding eligible Fund. The votes decrease as income payments are made and as the reserves for the Contract decrease.

We will vote shares attributable to Contracts for which we have not received instructions, as well as shares attributable to us, in the same proportion as we vote shares for which we have received instructions, unless we determine that we may vote such shares in our own discretion. We will apply voting instructions to abstain on any item to be voted upon on a pro-rata basis to reduce the votes eligible to be cast.

We reserve the right to vote Fund shares as we see fit without regard to voting instructions to the extent permitted by law. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report we send to you.

Changes in Funds. If the shares of any of the Funds are no longer available for investment by the Variable Account or if, in our judgment, further investment in such shares is no longer desirable in view of the purposes of the Contract, we may eliminate that Fund and substitute shares of another eligible investment fund. Any substitution of securities will comply with the requirements of the 1940 Act. We also may add new Variable Sub-Accounts that invest underlying funds. We will notify you in advance of any change.

Conflicts of Interest. The Funds sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Fund. The board of trustees of the Funds monitors for possible conflicts among separate accounts buying shares of the Funds. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict. To eliminate a conflict, the Funds' board of trustees may require a separate account to withdraw its participation in a Fund. A Fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account withdrawing because of a conflict.

THE CONTRACT
Distribution. ALFS, Inc. located at 3100 Sanders Road, Northbrook, Illinois 60062-7154, serves as principal underwriter of the Contracts. ALFS, Inc. ("ALFS") is a wholly owned subsidiary of Allstate Life.


ALFS is a registered broker dealer under the Securities and Exchange Act of 1934, as amended ("Exchange Act"), and is a member of the Financial Industry Regulatory Authority (FINRA).


We will pay commissions to broker-dealers who sell the Contracts. Commissions paid may vary, but we estimate that the total commissions paid on all Contract sales will not exceed 8.5% of all purchase payments (on a present value basis).

Sometimes, we also pay the broker-dealer a persistency bonus in addition to the standard commissions. A persistency bonus is not expected to exceed 1.20%, on an annual basis, of the Contract Values considered in connection with the bonus. Sale of the Contracts may also count toward incentive program awards for the registered representative. In some states, Contracts may be sold by representatives or employees of banks which may be acting as broker-dealers without separate registration under the Exchange Act, pursuant to legal and regulatory exceptions.

Allstate Life does not pay ALFS a commission for distribution of the Contracts. The underwriting agreement with ALFS provides that we will reimburse ALFS for any liability to Contract owners arising out of services rendered or Contracts issued.

Administration. We have primary responsibility for all administration of the Contracts and the Variable Account. Pursuant to the Agreement, we entered into an administrative services agreement with PICA whereby,

                               28     PROSPECTUS
after a transition period that may last up to two years, PICA or an affiliate will provide administrative services to the Variable Account and the Contracts on our behalf.

We provide the following administrative services, among others:

..   issuance of the Contracts;

..   maintenance of Contract Owner records;

..   Contract Owner services;

..   calculation of unit values;

..   maintenance of the Variable Account; and

..   preparation of Contract Owner reports.

We will send you Contract statements and transaction confirmations at least annually. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly if you have a question about a periodic statement. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we reserve the right to make the adjustment as of the date that we receive notice of the potential error.

We also will provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.

NON-QUALIFIED ANNUITIES HELD WITHIN A QUALIFIED PLAN
If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waivers of withdrawal charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if qualified plan limits on distributions and other conditions are not met. Please consult your qualified plan administrator for more information. Allstate Life no longer issues deferred annuities to employer sponsored qualified retirement plans.

LEGAL MATTERS
All matters of state law pertaining to the Contracts, including the validity of the Contracts and Allstate Life's right to issue such Contracts under state insurance law, have been passed upon by Michael J. Velotta, General Counsel of Allstate Life.

Taxes
--------------------------------------------------------------------------------


The following discussion is general and is not intended as tax advice. Allstate Life makes no guarantee regarding the tax treatment of any Contract or transaction involving a Contract.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.

TAXATION OF ALLSTATE LIFE INSURANCE COMPANY
Allstate Life is taxed as a life insurance company under Part I of Subchapter L of the Code. Since the Variable Account is not an entity separate from Allstate Life, and its operations form a part of Allstate Life, it will not be taxed separately. Investment income and realized capital gains of the Variable Account are automatically applied to increase reserves under the Contract. Under existing federal income tax law, Allstate Life believes that the Variable Account investment income and capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contract. Accordingly, Allstate Life does not anticipate that it will incur any federal income tax liability attributable to the Variable Account, and therefore Allstate Life does not intend to make provisions for any such taxes. If Allstate Life is taxed on investment income or capital gains of the Variable Account, then Allstate Life may impose a charge against the Variable Account in order to make provision for such taxes.

TAXATION OF VARIABLE ANNUITIES IN GENERAL
Tax Deferral. Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:

..   the Contract Owner is a natural person,

..   the investments of the Variable Account are "adequately diversified"
    according to Treasury Department regulations, and

..   Allstate Life is considered the owner of the Variable Account assets for federal income tax purposes.

Non-Natural Owners. Non-natural owners are also referred to as Non Living Owners in this prospectus. As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. The income on such contracts does not enjoy tax deferral and is taxed as ordinary income received or accrued by the non-natural owner during the taxable year.

Exceptions to the Non-Natural Owner Rule.   There are several exceptions to the
general rule that annuity contracts held by a non-natural owner are not

                               29     PROSPECTUS
treated as annuity contracts for federal income tax purposes. Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as agent for a natural person. However, this special exception will not apply in the case of an employer who is the nominal owner of an annuity contract under a non-Qualified deferred compensation arrangement for its employees. Other exceptions to the non-natural owner rule are: (1) contracts acquired by an estate of a decedent by reason of the death of the decedent; (2) certain qualified contracts; (3) contracts purchased by employers upon the termination of certain Qualified Plans;
(4) certain contracts used in connection with structured settlement agreements; and (5) immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

Grantor Trust Owned Annuity. Contracts owned by a grantor trust are considered owned by a non-natural owner. Grantor trust owned contracts receive tax deferral as described in the Exceptions to the Non-Natural Owner Rule section. In accordance with the Code, upon the death of the annuitant, the death benefit must be paid. According to your Contract, the Death Benefit is paid to the surviving Contract Owner. Since the trust will be the surviving Contract Owner in all cases, the Death Benefit will be payable to the trust notwithstanding any beneficiary designation on the annuity contract. A trust, including a grantor trust, has two options for receiving any death benefits: 1) a lump sum payment; or 2) payment deferred up to five years from date of death.

Diversification Requirements. For a Contract to be treated as an annuity for federal income tax purposes, the investments in the Variable Account must be "adequately diversified" consistent with standards under Treasury Department regulations. If the investments in the Variable Account are not adequately diversified, the Contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the Contract owner during the taxable year. Although Allstate Life does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.

Ownership Treatment. The IRS has stated that a contract owner will be considered the owner of separate account assets if he possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of the separate account investments may cause a Contract owner to be treated as the owner of the separate account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct sub-account investments without being treated as owners of the underlying assets of the separate account.

Your rights under the Contract are different than those described by the IRS in private and published rulings in which it found that Contract owners were not owners of separate account assets. For example, if your contract offers more than twenty (20) investment alternatives you have the choice to allocate premiums and contract values among a broader selection of investment alternatives than described in such rulings. You may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in you being treated as the owner of the Variable Account. If this occurs, income and gain from the Variable Account assets would be includible in your gross income. Allstate Life does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Variable Account. However, we make no guarantee that such modification to the Contract will be successful.

Taxation of Partial and Full Withdrawals. If you make a partial withdrawal under a Non-Qualified Contract, amounts received are taxable to the extent the Contract Value, without regard to surrender charges, exceeds the investment in the Contract. The investment in the Contract is the gross premium paid for the contract minus any amounts previously received from the Contract if such amounts were properly excluded from your gross income. If you make a full withdrawal under a Non-Qualified Contract, the amount received will be taxable only to the extent it exceeds the investment in the Contract.

Taxation of Annuity Payments. Generally, the rule for income taxation of annuity payments received from a Non-Qualified Contract provides for the return of your investment in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the investment in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the Contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of the investment in the Contract is excluded using these

                               30     PROSPECTUS
ratios. If any variable payment is less than the excludable amount you should contact a competent tax advisor to determine how to report any unrecovered investment. The federal tax treatment of annuity payments is unclear in some respects. As a result, if the IRS should provide further guidance, it is possible that the amount we calculate and report to the IRS as taxable could be different. If you die, and annuity payments cease before the total amount of the investment in the Contract is recovered, the unrecovered amount will be allowed as a deduction for your last taxable year.

Withdrawals After the Payout Start Date. Federal tax law is unclear regarding the taxation of any additional withdrawal received after the Payout Start Date. It is possible that a greater or lesser portion of such a payment could be taxable than the amount we determine.

Distribution at Death Rules. In order to be considered an annuity contract for federal income tax purposes, the Contract must provide:

..   if any Contract Owner dies on or after the Payout Start Date but before the entire interest in the Contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of the Contract Owner's death;

..   if any Contract Owner dies prior to the Payout Start Date, the entire interest in the Contract will be distributed within 5 years after the date of the Contract Owner's death. These requirements are satisfied if any portion of the Contract Owner's interest that is payable to (or for the benefit of) a designated Beneficiary is distributed over the life of such Beneficiary (or over a period not extending beyond the life expectancy of the Beneficiary) and the distributions begin within 1 year of the Contract Owner's death. If the Contract Owner's designated Beneficiary is the surviving spouse of the Contract Owner, the Contract may be continued with the surviving spouse as the new Contract Owner;

..   if the Contract Owner is a non-natural person, then the Annuitant will be treated as the Contract Owner for purposes of applying the distribution at death rules. In addition, a change in the Annuitant on a Contract owned by a non-natural person will be treated as the death of the Contract Owner.

Taxation of Annuity Death Benefits. Death Benefit amounts are included in income as follows:

..   if distributed in a lump sum, the amounts are taxed in the same manner as a total withdrawal, or

..   if distributed under an Income Plan, the amounts are taxed in the same manner as annuity payments.

Penalty Tax on Premature Distributions. A 10% penalty tax applies to the taxable amount of any premature distribution from a non-Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

..   made on or after the date the Contract Owner attains age 59 1/2,

..   made as a result of the Contract Owner's death or becoming totally disabled,

..   made in substantially equal periodic payments over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

..   made under an immediate annuity, or

..   attributable to investment in the Contract before August 14, 1982.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.

Substantially Equal Periodic Payments. With respect to non-Qualified Contracts using substantially equal periodic payments or immediate annuity payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the Contract Owner's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.

Tax Free Exchanges under Internal Revenue Code Section 1035. A 1035 exchange is a tax-free exchange of a non-Qualified life insurance contract, endowment contract or annuity contract into a non-Qualified annuity contract. The contract owner(s) must be the same on the old and new contract. Basis from the old contract carries over to the new contract so long as we receive that information from the relinquishing company. If basis information is never received, we will assume that all exchanged funds represent earnings and will allocate no cost basis to them.

Partial Exchanges. The IRS has issued a ruling that permits partial exchanges of annuity contracts. Under this ruling, if you take a withdrawal from a receiving or relinquishing annuity contract within 24 months of the partial exchange, then special aggregation rules apply for purposes of determining the taxable amount of a distribution. The IRS has issued limited guidance on how to aggregate and report these distributions. The IRS

                               31     PROSPECTUS
is expected to provide further guidance; as a result, it is possible that the amount we calculate and report to the IRS as taxable could be different. Your Contract may not permit partial exchanges.

Taxation of Ownership Changes. If you transfer a non-Qualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Any assignment or pledge (or agreement to assign or pledge) of the Contract Value is taxed as a withdrawal of such amount or portion and may also incur the 10% penalty tax.

Aggregation of Annuity Contracts. The Code requires that all non-Qualified deferred annuity contracts issued by Allstate Life (or its affiliates) to the same Contract Owner during any calendar year be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.

INCOME TAX WITHHOLDING
Generally, Allstate Life is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold the required 10% of the taxable amount. If no election is made or no U.S. taxpayer identification number is provided we will automatically withhold the required 10% of the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory.

Allstate Life is required to withhold federal income tax using the wage withholding rates for all annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Code Section 1441 provides that Allstate Life as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. We require an original IRS Form W-8BEN at issue to certify the owners' foreign status. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN"). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.

TAX QUALIFIED CONTRACTS
The income on tax sheltered annuity (TSA) and IRA investments is tax deferred, and the income from annuities held by such plans does not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing an annuity as a TSA or IRA. Tax Qualified Contracts are contracts purchased as or in connection with:

..   Individual Retirement Annuities (IRAs) under Code Section 408(b);

..   Roth IRAs under Code Section 408A;

..   Simplified Employee Pension (SEP IRA) under Code Section 408(k);

..   Savings Incentive Match Plans for Employees (SIMPLE IRA) under Code
    Section 408(p);

..   Tax Sheltered Annuities under Code Section 403(b);

..   Corporate and Self Employed Pension and Profit Sharing Plans under Code
    Section 401; and

..   State and Local Government and Tax-Exempt Organization Deferred
    Compensation Plans under Code Section 457.

Allstate Life reserves the right to limit the availability of the Contract for use with any of the retirement plans listed above or to modify the Contract to conform with tax requirements. If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waiver of charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if Qualified Plan limits on distributions and other conditions are not met. Please consult your Qualified Plan administrator for more information. Allstate Life no longer issues deferred annuities to employer sponsored qualified retirement plans.

The tax rules applicable to participants with tax qualified annuities vary according to the type of contract and the terms and conditions of the endorsement. Adverse tax consequences may result from certain transactions such as excess contributions, premature distributions, and, distributions that do not conform to specified commencement and minimum distribution rules. Allstate Life can issue an individual retirement annuity on a rollover or transfer of proceeds from a decedent's IRA, TSA, or employer sponsored retirement plan under which the decedent's surviving spouse is the beneficiary.

                               32     PROSPECTUS

Allstate Life does not offer an individual retirement annuity that can accept a transfer of funds for any other, non-spousal, beneficiary of a decedent's IRA, TSA, or employer sponsored qualified retirement plan.

Please refer to your Endorsement for IRAs or 403(b) plans, if applicable, for additional information on your death settlement options. In the case of certain Qualified Plans, the terms of the Qualified Plan Endorsement and the plans may govern the right to benefits, regardless of the terms of the Contract.

Taxation of Withdrawals from an Individually Owned Tax Qualified Contract. If you make a partial withdrawal under a Tax Qualified Contract other than a Roth IRA, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract (i.e., nondeductible IRA contributions) bears to the Contract Value, is excluded from your income. We do not keep track of nondeductible contributions, and generally all tax reporting of distributions from Tax Qualified Contracts other than Roth IRAs will indicate that the distribution is fully taxable.

"Qualified distributions" from Roth IRAs are not included in gross income. "Qualified distributions" are any distributions made more than five taxable years after the taxable year of the first contribution to any Roth IRA and which are:

..   made on or after the date the Contract Owner attains age 59 1/2,

..   made to a beneficiary after the Contract Owner's death,

..   attributable to the Contract Owner being disabled, or

..   made for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).

"Nonqualified distributions" from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions.

Required Minimum Distributions. Generally, Tax Qualified Contracts (excluding Roth IRAs) require minimum distributions upon reaching age 70 1/2. Failure to withdraw the required minimum distribution will result in a 50% tax penalty on the shortfall not withdrawn from the Contract. Effective December 31, 2005, the IRS requires annuity contracts to include the actuarial present value of other benefits for purposes of calculating the required minimum distribution amount. These other benefits may include accumulation, income, or death benefits. Not all income plans offered under the Contract satisfy the requirements for minimum distributions. Because these distributions are required under the Code and the method of calculation is complex, please see a competent tax advisor.

The Death Benefit and Tax Qualified Contracts. Pursuant to the Code and IRS regulations, an IRA (e.g., traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may not invest in life insurance contracts. However, an IRA may provide a death benefit that equals the greater of the purchase payments or the Contract Value. The Contract offers a death benefit that in certain circumstances may exceed the greater of the purchase payments or the Contract Value. We believe that the Death Benefits offered by your Contract do not constitute life insurance under these regulations.

It is also possible that certain death benefits that offer enhanced earnings could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in current taxable income to a Contract Owner. In addition, there are limitations on the amount of incidental death benefits that may be provided under Qualified Plans, such as in connection with a TSA or employer sponsored qualified retirement plan.

Allstate Life reserves the right to limit the availability of the Contract for use with any of the Qualified Plans listed above.

Penalty Tax on Premature Distributions from Tax Qualified Contracts. A 10% penalty tax applies to the taxable amount of any premature distribution from a Tax Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

..   made on or after the date the Contract Owner attains age 59 1/2,

..   made as a result of the Contract Owner's death or total disability,

..   made in substantially equal periodic payments over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

..   made after separation from service after age 55 (does not apply to IRAs),

..   made pursuant to an IRS levy,

..   made for certain medical expenses,

..   made to pay for health insurance premiums while unemployed (applies only for IRAs),

..   made for qualified higher education expenses (applies only for IRAs)

..   made for a first time home purchase (up to a $10,000 lifetime limit and applies only for IRAs), and

..   from an IRA or attributable to elective deferrals under a 401(k) plan,
    403(b) annuity, or certain similar arrangements made to individuals who (because of their being members of a reserve

                               33     PROSPECTUS
  component) are ordered or called to active duty after Sept. 11, 2001, and before Dec. 31, 2007, for a period of more than 179 days or for an indefinite period; and made during the period beginning on the date of the order or call to duty and ending at the close of the active duty period.

During the first 2 years of the individual's participation in a SIMPLE IRA, distributions that are otherwise subject to the premature distribution penalty, will be subject to a 25% penalty tax.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.

Substantially Equal Periodic Payments on Tax Qualified Contracts. With respect to Tax Qualified Contracts using substantially equal periodic payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the taxpayer's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.

Income Tax Withholding on Tax Qualified Contracts. Generally, Allstate Life is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions that are not considered "eligible rollover distributions." The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold the required 10% from the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory. Allstate Life is required to withhold federal income tax at a rate of 20% on all "eligible rollover distributions" unless you elect to make a "direct rollover" of such amounts to an IRA or eligible retirement plan. Eligible rollover distributions generally include all distributions from Tax Qualified Contracts, including TSAs but excluding IRAs, with the exception of:

..   required minimum distributions, or,

..   a series of substantially equal periodic payments made over a period of at least 10 years, or,

..   a series of substantially equal periodic payments made over the life (joint lives) of the participant (and beneficiary), or,

..   hardship distributions.

For all annuitized distributions that are not subject to the 20% withholding requirement, Allstate Life is required to withhold federal income tax using the wage withholding rates. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold the required 10% of the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Code Section 1441 provides that Allstate Life as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. We require an original IRS Form W8BEN at issue to certify the owners' foreign status. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN"). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.

Charitable IRA Distributions. The Pension Protection Act of 2006 Included a charitable giving incentive permitting tax-free IRA distributions for charitable purposes.

For distributions in tax years beginning after 2005 and before 2008, the Act provides an exclusion from gross income, up to $100,000, for otherwise taxable IRA distributions from a traditional or Roth IRA that are qualified charitable distributions. To constitute a qualified charitable distribution, the distribution must be made (1) directly by the IRA trustee to a certain qualified charitable organizations and (2) on or after the date the IRA owner attains age 70 1/2. Distributions that are excluded from income under this provision are not taken into account in determining the individual's deduction, if any, for charitable contributions.

The IRS has indicated that an IRA trustee is not responsible for determining whether a distribution to a charity is one that satisfies the requirements for the new income tax exclusion added by the Pension Protection Act. As a result the general rules for reporting IRA distributions apply.

                               34     PROSPECTUS

Individual Retirement Annuities. Code Section 408(b) permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. Certain distributions from other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an Individual Retirement Annuity.

Roth Individual Retirement Annuities. Code Section 408A permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth Individual Retirement Annuity. Roth Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence.

Subject to certain limitations, a traditional Individual Retirement Account or Annuity may be converted or "rolled over" to a Roth Individual Retirement Annuity. For distributions after 2007, the Pension Protection Act of 2006 allows distributions from qualified retirement plans including tax sheltered annuities and governmental Section 457 plans to be rolled over directly into a Roth IRA, subject to the usual rules that apply to conversions from a traditional IRA into a Roth IRA. The income portion of a conversion or rollover distribution is taxable currently, but is exempted from the 10% penalty tax on premature distributions. An individual with adjusted gross income (AGI) of $100,000 or more won't be able to rollover amounts from an eligible retirement plan into a Roth IRA. Please note, however, that the $100,000 AGI limit will be eliminated for tax years beginning after December 31, 2009. Effective
January 1, 2005, the IRS requires conversions of annuity contracts to include the actuarial present value of other benefits for purposes of valuing the taxable amount of the conversion.

Annuities Held By Individual Retirement Accounts (commonly known as Custodial
IRAs). Code Section 408 permits a custodian or trustee of an Individual Retirement Account to purchase an annuity as an investment of the Individual Retirement Account. If an annuity is purchased inside of an Individual Retirement Account, then the Annuitant must be the same person as the beneficial owner of the Individual Retirement Account.

If you have a contract issued as an IRA under Code Section 408(b) and request to change the ownership to an IRA custodian permitted under Section 408, we will treat a request to change ownership from an individual to a custodian as an indirect rollover. We will send a Form 1099R to report the distribution and the custodian should issue a Form 5498 for the contract value contribution.

Generally, the death benefit of an annuity held in an Individual Retirement Account must be paid upon the death of the Annuitant. However, in most states, the Contract permits the custodian or trustee of the Individual Retirement Account to continue the Contract in the accumulation phase, with the Annuitant's surviving spouse as the new Annuitant, if the following conditions are met:

1) The custodian or trustee of the Individual Retirement Account is the owner of the annuity and has the right to the death proceeds otherwise payable under the Contract;

2) The deceased Annuitant was the beneficial owner of the Individual Retirement Account;

3) We receive a complete request for settlement for the death of the Annuitant; and

4) The custodian or trustee of the Individual Retirement Account provides us with a signed certification of the following:

   (a) The Annuitant's surviving spouse is the sole beneficiary of the Individual Retirement Account;

   (b) The Annuitant's surviving spouse has elected to continue the Individual Retirement Account as his or her own Individual Retirement Account; and

   (c) The custodian or trustee of the Individual Retirement Account has continued the Individual Retirement Account pursuant to the surviving spouse's election.

Simplified Employee Pension IRA. Code Section 408(k) allows eligible employers to establish simplified employee pension plans for their employees using individual retirement annuities. These employers may, within specified limits, make deductible contributions on behalf of the employees to the individual retirement annuities. Employers intending to use the Contract in connection with such plans should seek competent tax advice.

Savings Incentive Match Plans for Employees (SIMPLE IRA). Code Section 408(p) allows eligible employers with 100 or fewer employees to establish SIMPLE retirement plans for their employees using individual retirement annuities. In general, a SIMPLE IRA consists of a salary deferral program for eligible employees and matching or nonelective contributions made by employers. Employers intending to purchase the Contract as a SIMPLE IRA should seek competent tax and legal advice. SIMPLE IRA plans must include the provisions of the Economic Growth and Tax Relief Reconciliation Act of 2007 (EGTRRA) to avoid adverse tax consequences. If your current SIMPLE IRA plan uses IRS Model Form 5304-SIMPLE with a revision date of March 2002 or later, then your plan is up to date. If your plan has a revision date prior to March 2002, please consult with your tax or legal advisor to determine the action you need to take in order to comply with this requirement.

                               35     PROSPECTUS

To determine if you are eligible to contribute to any of the above listed IRAs (traditional, Roth, SEP, or SIMPLE), please refer to IRS Publication 590 and your competent tax advisor.

Tax Sheltered Annuities. Code Section 403(b) provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under Section 403(b), any contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only on or after the date the employee:

..   attains age 59 1/2,

..   severs employment,

..   dies,

..   becomes disabled, or

..   incurs a hardship (earnings on salary reduction contributions may not be distributed on account of hardship).

These limitations do not apply to withdrawals where Allstate Life is directed to transfer some or all of the Contract Value to another 403(b) plan. Generally, we do not accept funds in 403(b) contracts that are subject to the Employee Retirement Income Security Act of 1974 (ERISA).

Corporate and Self-Employed Pension and Profit Sharing Plans.

Section 401(a) of the Code permits corporate employers to establish various types of tax favored retirement plans for employees. Self-employed individuals may establish tax favored retirement plans for themselves and their employees (commonly referred to as "H.R.10" or "Keogh"). Such retirement plans may permit the purchase of annuity contracts. Allstate Life no longer issues annuity contracts to employer sponsored qualified retirement plans.

There are two owner types for contracts intended to qualify under
Section 401(a): a qualified plan fiduciary or an annuitant owner.

..   A qualified plan fiduciary exists when a qualified plan trust that is intended to qualify under Section 401(a) of the Code is the owner. The qualified plan trust must have its own tax identification number and a named trustee acting as a fiduciary on behalf of the plan. The annuitant should be the person for whose benefit the contract was purchased.

..   An annuitant owner exists when the tax identification number of the owner and annuitant are the same, or the annuity contract is not owned by a qualified plan trust. The annuitant should be the person for whose benefit the contract was purchased.

If a qualified plan fiduciary is the owner of the contract, the qualified plan must be the beneficiary so that death benefits from the annuity are distributed in accordance with the terms of the qualified plan. Annuitant owned contracts require that the beneficiary be the annuitant's spouse (if applicable), which is consistent with the required IRS language for qualified plans under
Section 401(a). A completed Annuitant Owned Qualified Plan Designation of Beneficiary form is required in order to change the beneficiary of an annuitant owned Qualified Plan contract.

State and Local Government and Tax-Exempt Organization Deferred Compensation Plans. Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. In eligible governmental plans, all assets and income must be held in a trust/ custodial account/annuity contract for the exclusive benefit of the participants and their beneficiaries. To the extent the Contracts are used in connection with a non-governmental eligible plan, employees are considered general creditors of the employer and the employer as owner of the Contract has the sole right to the proceeds of the Contract. Under eligible 457 plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. Allstate Life no longer issues annuity contracts to employer sponsored qualified retirement plans.

Annual Reports and Other Documents
--------------------------------------------------------------------------------



Allstate Life's annual report on Form 10-K for the year ended December 31, 2007, is incorporated herein by reference, which means that it is legally a part of this prospectus.


After the date of this prospectus and before we terminate the offering of the securities under this prospectus, all documents or reports we file with the SEC under the Exchange Act are also incorporated herein by reference, which means that they also legally become a part of this prospectus.

Statements in this prospectus, or in documents that we file later with the SEC and that legally become a part of this prospectus, may change or supersede statements in other documents that are legally part of this prospectus.

                               36     PROSPECTUS

Accordingly, only the statement that is changed or replaced will legally be a part of this prospectus.

We file our Exchange Act documents and reports, including our annual and quarterly reports on Form 10-K and Form 10-Q electronically on the SEC's "EDGAR" system using the identifying number CIK No. 0000352736. The SEC maintains a Web site that contains reports, proxy and information statements and other information regarding registrants that file electronically with the SEC. The address of the site is http://www.sec.gov. You also can view these materials at the SEC's Public Reference Room at 100 F Street NE, Room 1580, Washington, DC 20549-2001. For more information on the operations of SEC's Public Reference Room, call 1-800-SEC-0330.


If you have received a copy of this prospectus, and would like a free copy of any document incorporated herein by reference (other than exhibits not specifically incorporated by reference into the text of such documents), please write or call us at P.O. Box 758567, Topeka, KS 66675-8565 (telephone:
1-800-457-7617).


                               37     PROSPECTUS

Appendix A
Accumulation Unit Value and Number of Accumulation Units Outstanding for Each Variable Sub-Account Since Contracts Were First Offered*
--------------------------------------------------------------------------------


The following tables show the Accumulation Unit Values for each of the Variable Sub-Accounts for base Contracts without any optional benefit, Contracts with the Basic policy plus Enhanced Death and Income Benefit Combination I Rider and the Basic Policy plus Enhanced Death and Income Benefit Combination II Rider. These three tables represent the lowest and highest combination of charges available under the Contracts. The Statement of Additional Information, which is available upon request without charge, contains the Accumulation Unit Values for Contracts with each other optional benefit, or available combination thereof. Please contact us at 1-800-457-7617 to obtain a copy of the Statement of Additional Information.


BASIC POLICY


                           Mortality & Expense = 1.0



                                                         For the Year Ending December 31
Sub-Accounts                                     1998      1999       2000       2001       2002
---------------------------------------------------------------------------------------------------
AIM V.I. Basic Balanced Fund - Series I
 Accumulation Unit Value, Beginning of Period  $ 10.000 $   11.298 $   13.331 $   12.633 $   11.067
 Accumulation Unit Value, End of Period        $ 11.298 $   13.331 $   12.633 $   11.067 $    9.074
 Number of Units Outstanding, End of Period      67,315    626,980  1,446,234  1,806,943  1,574,876
---------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Fund - Series I
 Accumulation Unit Value, Beginning of Period         -          -          - $   10.000 $   11.210
 Accumulation Unit Value, End of Period               -          -          - $   11.210 $    8.632
 Number of Units Outstanding, End of Period           -          -          -     79,352    307,935
---------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund - Series I
 Accumulation Unit Value, Beginning of Period  $ 10.000 $   11.037 $   15.787 $   13.912 $   10.556
 Accumulation Unit Value, End of Period        $ 11.037 $   15.787 $   13.912 $   10.556 $    7.897
 Number of Units Outstanding, End of Period      97,387    829,707  1,857,392  1,944,975  1,572,649
---------------------------------------------------------------------------------------------------
AIM V.I. Capital Development Fund - Series I
 Accumulation Unit Value, Beginning of Period  $ 10.000 $    9.914 $   12.658 $   13.680 $   12.435
 Accumulation Unit Value, End of Period        $  9.914 $   12.658 $   13.680 $   12.435 $    9.672
 Number of Units Outstanding, End of Period      12,713    125,972    287,657    350,500    380,059
---------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund - Series I
 Accumulation Unit Value, Beginning of Period  $ 10.000 $   11.684 $   15.514 $   13.112 $   10.007
 Accumulation Unit Value, End of Period        $ 11.684 $   15.514 $   13.112 $   10.007 $    8.355
 Number of Units Outstanding, End of Period     112,627  1,472,961  2,784,766  3,007,927  2,525,150
---------------------------------------------------------------------------------------------------
AIM V.I. Diversified Income Fund - Series I
 Accumulation Unit Value, Beginning of Period  $ 10.000 $    9.873 $    9.577 $    9.539 $    9.772
 Accumulation Unit Value, End of Period        $  9.873 $    9.577 $    9.539 $    9.772 $    9.888
 Number of Units Outstanding, End of Period      31,735    248,525    439,159    559,447    578,362
---------------------------------------------------------------------------------------------------
AIM V.I. Government Securities Fund - Series I
 Accumulation Unit Value, Beginning of Period  $ 10.000 $   10.706 $   10.162 $   11.069 $   11.650
 Accumulation Unit Value, End of Period        $ 10.706 $   10.162 $   11.069 $   11.650 $   12.628
 Number of Units Outstanding, End of Period      52,212    402,500    641,767    923,877  1,307,844
---------------------------------------------------------------------------------------------------
AIM V.I. High Yield Fund - Series I
 Accumulation Unit Value, Beginning of Period  $ 10.000 $    9.099 $    9.946 $    7.968 $    7.487
 Accumulation Unit Value, End of Period        $  9.099 $    9.946 $    7.968 $    7.487 $    6.972
 Number of Units Outstanding, End of Period      61,267    374,834    627,449    633,394    546,204
---------------------------------------------------------------------------------------------------
AIM V.I. International Growth Fund - Series I
 Accumulation Unit Value, Beginning of Period  $ 10.000 $    9.674 $   14.835 $   10.799 $   11.980
 Accumulation Unit Value, End of Period        $  9.674 $   14.835 $   10.799 $   11.980 $    6.811
 Number of Units Outstanding, End of Period      34,979    294,021    872,074  2,619,796    774,028
---------------------------------------------------------------------------------------------------
AIM V.I. Large Cap Growth Fund - Series I
 Accumulation Unit Value, Beginning of Period         -          -          -          -          -
 Accumulation Unit Value, End of Period               -          -          -          -          -
 Number of Units Outstanding, End of Period           -          -          -          -          -
---------------------------------------------------------------------------------------------------


                               38     PROSPECTUS

                                                       For the Year Ending December 31
Sub-Accounts                                     1998     1999     2000      2001       2002
-----------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund - Series I
 Accumulation Unit Value, Beginning of Period         -        -        - $   10.000 $   11.367
 Accumulation Unit Value, End of Period               -        -        - $   11.367 $    9.994
 Number of Units Outstanding, End of Period           -        -        -     40,509    172,842
-----------------------------------------------------------------------------------------------
AIM V.I. Money Market Fund - Series I
 Accumulation Unit Value, Beginning of Period  $ 10.000 $ 10.221 $ 10.582 $   11.080 $   11.355
 Accumulation Unit Value, End of Period        $ 10.221 $ 10.582 $ 11.080 $   11.355 $   11.364
 Number of Units Outstanding, End of Period     104,779  284,221  452,398  1,207,045  1,163,652
-----------------------------------------------------------------------------------------------
AIM V.I. Technology Fund - Series I
 Accumulation Unit Value, Beginning of Period         -        -        -          -          -
 Accumulation Unit Value, End of Period               -        -        -          -          -
 Number of Units Outstanding, End of Period           -        -        -          -          -
-----------------------------------------------------------------------------------------------
AIM V.I. Utilities Fund - Series I
 Accumulation Unit Value, Beginning of Period         -        -        -          -          -
 Accumulation Unit Value, End of Period               -        -        -          -          -
 Number of Units Outstanding, End of Period           -        -        -          -          -
-----------------------------------------------------------------------------------------------



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.40% and an administrative expense charge of 0.10%. All of the Variable Sub-Accounts were first offered under the Contracts on June 2, 1998, except the AIM V.I. Basic Value Fund - Series I and AIM V.I. Mid Cap Core Equity Fund - Series I, which commenced operations on October 1, 2001, and the AIM V.I. Technology Fund - Series I and the AIM V.I. Utilities Fund - Series I, which were first offered on October 15, 2004 and the AIM V.I. Large Cap Growth Fund - Series I, which was first offered on June 12, 2006.


                               39     PROSPECTUS

                                                          For the Year Ending December 31
Sub-Accounts                                      2003       2004       2005       2006       2007
-----------------------------------------------------------------------------------------------------
AIM V.I. Basic Balanced Fund - Series I
 Accumulation Unit Value, Beginning of Period  $    9.074 $   10.443 $   11.106 $   11.565 $   12.646
 Accumulation Unit Value, End of Period        $   10.443 $   11.106 $   11.565 $   12.646 $   12.783
 Number of Units Outstanding, End of Period     1,397,078  1,284,761  1,072,218    882,310    642,359
-----------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Fund - Series I
 Accumulation Unit Value, Beginning of Period  $    8.632 $   11.408 $   12.532 $   13.107 $   14.675
 Accumulation Unit Value, End of Period        $   11.408 $   12.532 $   13.107 $   14.675 $   14.738
 Number of Units Outstanding, End of Period       392,258    519,801    456,851    385,756    271,318
-----------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund - Series I
 Accumulation Unit Value, Beginning of Period  $    7.897 $   10.117 $   10.669 $   11.485 $   12.075
 Accumulation Unit Value, End of Period        $   10.117 $   10.669 $   11.485 $   12.075 $   13.377
 Number of Units Outstanding, End of Period     1,380,870  1,241,884  1,084,264  2,395,599  1,648,376
-----------------------------------------------------------------------------------------------------
AIM V.I. Capital Development Fund - Series I
 Accumulation Unit Value, Beginning of Period  $    9.672 $   12.949 $   14.793 $   16.037 $   18.482
 Accumulation Unit Value, End of Period        $   12.949 $   14.793 $   16.037 $   18.482 $   20.261
 Number of Units Outstanding, End of Period       351,237    358,244    351,705    239,739    170,673
-----------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund - Series I
 Accumulation Unit Value, Beginning of Period  $    8.355 $   10.281 $   11.081 $   11.542 $   13.323
 Accumulation Unit Value, End of Period        $   10.281 $   11.081 $   11.542 $   13.323 $   14.246
 Number of Units Outstanding, End of Period     2,240,797  1,988,707  1,704,027  2,636,111  1,783,042
-----------------------------------------------------------------------------------------------------
AIM V.I. Diversified Income Fund - Series I
 Accumulation Unit Value, Beginning of Period  $    9.888 $   10.683 $   11.098 $   11.295 $   11.673
 Accumulation Unit Value, End of Period        $   10.683 $   11.098 $   11.295 $   11.673 $   11.744
 Number of Units Outstanding, End of Period       562,274    555,636    482,427    356,109    249,578
-----------------------------------------------------------------------------------------------------
AIM V.I. Government Securities Fund - Series I
 Accumulation Unit Value, Beginning of Period  $   12.628 $   12.623 $   12.805 $   12.876 $   13.188
 Accumulation Unit Value, End of Period        $   12.623 $   12.805 $   12.876 $   13.188 $   13.869
 Number of Units Outstanding, End of Period       964,941    845,252    602,889    448,274    355,471
-----------------------------------------------------------------------------------------------------
AIM V.I. High Yield Fund - Series I
 Accumulation Unit Value, Beginning of Period  $    6.972 $    8.830 $    9.716 $    9.871 $   10.811
 Accumulation Unit Value, End of Period        $    8.830 $    9.716 $    9.871 $   10.811 $   10.825
 Number of Units Outstanding, End of Period       592,881    499,973    411,984    304,403    213,717
-----------------------------------------------------------------------------------------------------
AIM V.I. International Growth Fund - Series I
 Accumulation Unit Value, Beginning of Period  $    6.811 $    8.695 $   10.664 $   12.439 $   15.777
 Accumulation Unit Value, End of Period        $    8.695 $   10.664 $   12.439 $   15.777 $   17.900
 Number of Units Outstanding, End of Period       681,112    683,565    729,280    708,276    461,067
-----------------------------------------------------------------------------------------------------
AIM V.I. Large Cap Growth Fund - Series I
 Accumulation Unit Value, Beginning of Period           -          -          - $   10.000 $   11.106
 Accumulation Unit Value, End of Period                 -          -          - $   11.106 $   12.702
 Number of Units Outstanding, End of Period             -          -          -    385,691    305,945
-----------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund - Series I
 Accumulation Unit Value, Beginning of Period  $    9.994 $   12.585 $   14.167 $   15.080 $   16.592
 Accumulation Unit Value, End of Period        $   12.585 $   14.167 $   15.080 $   16.592 $   17.976
 Number of Units Outstanding, End of Period       229,298    292,391    288,902    219,087    141,038
-----------------------------------------------------------------------------------------------------
AIM V.I. Money Market Fund - Series I
 Accumulation Unit Value, Beginning of Period  $   11.364 $   11.305 $   11.258 $   11.416 $   11.774
 Accumulation Unit Value, End of Period        $   11.305 $   11.258 $   11.416 $   11.774 $   12.173
 Number of Units Outstanding, End of Period       741,684    542,161    401,143    417,780    408,636
-----------------------------------------------------------------------------------------------------
AIM V.I. Technology Fund - Series I
 Accumulation Unit Value, Beginning of Period           - $   10.000 $   11.117 $   11.235 $   12.277
 Accumulation Unit Value, End of Period                 - $   11.117 $   11.235 $   12.277 $   13.077
 Number of Units Outstanding, End of Period             -    173,906    150,751    128,758     80,917
-----------------------------------------------------------------------------------------------------


                               40     PROSPECTUS

                                                    For the Year Ending December 31
Sub-Accounts                                    2003     2004     2005     2006    2007
-----------------------------------------------------------------------------------------
AIM V.I. Utilities Fund - Series I
 Accumulation Unit Value, Beginning of Period        - $ 10.000 $ 12.259 $ 14.167 $17.580
 Accumulation Unit Value, End of Period              - $ 12.259 $ 14.167 $ 17.580 $20.976
 Number of Units Outstanding, End of Period          -  189,209  190,493  146,298  92,963
-----------------------------------------------------------------------------------------



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.40% and an administrative expense charge of 0.10%. All of the Variable Sub-Accounts were first offered under the Contracts on June 2, 1998, except the AIM V.I. Basic Value Fund - Series I and AIM V.I. Mid Cap Core Equity Fund - Series I, which commenced operations on October 1, 2001, and the AIM V.I. Technology Fund - Series I and the AIM V.I. Utilities Fund - Series I, which were first offered on October 15, 2004 and the AIM V.I. Large Cap Growth Fund - Series I, which was first offered on June 12, 2006.


                               41     PROSPECTUS

Accumulation Unit Value and Number of Accumulation Units Outstanding for Each Variable Sub-Account Since Contracts Were First Offered*

--------------------------------------------------------------------------------


BASIC POLICY PLUS ENHANCED DEATH AND INCOME BENEFIT COMBINATION I
RIDER (available with Contracts purchased before July 27, 2000)

                           Mortality & Expense = 1.4



                                                         For the Year Ending December 31
Sub-Accounts                                     1998      1999       2000       2001       2002
---------------------------------------------------------------------------------------------------
AIM V.I. Basic Balanced Fund - Series I
 Accumulation Unit Value, Beginning of Period  $ 10.000 $   11.272 $   13.247 $   12.504 $   10.909
 Accumulation Unit Value, End of Period        $ 11.272 $   13.247 $   12.504 $   10.909 $    8.909
 Number of Units Outstanding, End of Period     164,576    696,094    973,478    966,876    850,588
---------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Fund - Series I
 Accumulation Unit Value, Beginning of Period         -          -          - $   10.000 $   11.198
 Accumulation Unit Value, End of Period               -          -          - $   11.198 $    8.589
 Number of Units Outstanding, End of Period           -          -          -     55,720    238,757
---------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund - Series I
 Accumulation Unit Value, Beginning of Period  $ 10.000 $   11.012 $   15.687 $   13.769 $   10.405
 Accumulation Unit Value, End of Period        $ 11.012 $   15.687 $   13.769 $   10.405 $    7.754
 Number of Units Outstanding, End of Period     203,098    691,747  1,136,828  1,078,153    898,571
---------------------------------------------------------------------------------------------------
AIM V.I. Capital Development Fund - Series I
 Accumulation Unit Value, Beginning of Period  $ 10.000 $    9.891 $   12.579 $   13.539 $   13.539
 Accumulation Unit Value, End of Period        $  9.891 $   12.579 $   13.539 $   12.258 $    9.497
 Number of Units Outstanding, End of Period      42,275     94,929    214,372    277,266    252,444
---------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund - Series I
 Accumulation Unit Value, Beginning of Period  $ 10.000 $   11.657 $   15.416 $   12.977 $    9.864
 Accumulation Unit Value, End of Period        $ 11.657 $   15.416 $   12.977 $    9.864 $    8.203
 Number of Units Outstanding, End of Period     384,306  1,263,124  2,009,418  1,885,723  1,587,376
---------------------------------------------------------------------------------------------------
AIM V.I. Diversified Income Fund - Series I
 Accumulation Unit Value, Beginning of Period  $ 10.000 $    9.850 $    9.516 $    9.441 $    9.633
 Accumulation Unit Value, End of Period        $  9.850 $    9.516 $    9.441 $    9.633 $    9.708
 Number of Units Outstanding, End of Period      25,503    156,436    273,805    281,446    242,789
---------------------------------------------------------------------------------------------------
AIM V.I. Government Securities Fund - Series I
 Accumulation Unit Value, Beginning of Period  $ 10.000 $   10.681 $   10.098 $   10.956 $   11.484
 Accumulation Unit Value, End of Period        $ 10.681 $   10.098 $   10.956 $   11.484 $   12.399
 Number of Units Outstanding, End of Period      28,964    192,103    252,449    418,516    612,080
---------------------------------------------------------------------------------------------------
AIM V.I. High Yield Fund - Series I
 Accumulation Unit Value, Beginning of Period  $ 10.000 $    9.077 $    9.883 $    7.886 $    7.380
 Accumulation Unit Value, End of Period        $  9.077 $    9.883 $    7.886 $    7.380 $    6.846
 Number of Units Outstanding, End of Period      55,345    246,594    356,066    324,351    237,879
---------------------------------------------------------------------------------------------------
AIM V.I. International Growth Fund - Series I
 Accumulation Unit Value, Beginning of Period  $ 10.000 $    9.651 $   14.741 $   10.689 $    8.051
 Accumulation Unit Value, End of Period        $  9.651 $   14.741 $   10.689 $    8.051 $    6.688
 Number of Units Outstanding, End of Period      63,643    266,112    633,975    606,349    513,715
---------------------------------------------------------------------------------------------------
AIM V.I. Large Cap Growth Fund - Series I
 Accumulation Unit Value, Beginning of Period         -          -          -          -          -
 Accumulation Unit Value, End of Period               -          -          -          -          -
 Number of Units Outstanding, End of Period           -          -          -          -          -
---------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund - Series I
 Accumulation Unit Value, Beginning of Period         -          -          - $   10.000 $   11.355
 Accumulation Unit Value, End of Period               -          -          - $   11.355 $    9.944
 Number of Units Outstanding, End of Period           -          -          -      8,009    149,049
---------------------------------------------------------------------------------------------------
AIM V.I. Money Market Fund - Series I
 Accumulation Unit Value, Beginning of Period  $ 10.000 $   10.197 $   10.516 $   10.966 $   11.193
 Accumulation Unit Value, End of Period        $ 10.197 $   10.516 $   10.966 $   11.193 $   11.158
 Number of Units Outstanding, End of Period      61,481    209,100    364,896    426,565    442,758
---------------------------------------------------------------------------------------------------


                               42     PROSPECTUS

                                                   For the Year Ending December 31
Sub-Accounts                                    1998    1999    2000    2001    2002
--------------------------------------------------------------------------------------
AIM V.I. Technology Fund - Series I
 Accumulation Unit Value, Beginning of Period        -       -       -       -       -
 Accumulation Unit Value, End of Period              -       -       -       -       -
 Number of Units Outstanding, End of Period          -       -       -       -       -
--------------------------------------------------------------------------------------
AIM V.I. Utilities Fund - Series I
 Accumulation Unit Value, Beginning of Period        -       -       -       -       -
 Accumulation Unit Value, End of Period              -       -       -       -       -
 Number of Units Outstanding, End of Period          -       -       -       -       -
--------------------------------------------------------------------------------------



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.50% and an administrative expense charge of 0.10%. All of the Variable Sub-Accounts were first offered under the Contracts on June 2, 1998, except the AIM V.I. Basic Value Fund - Series I and AIM V.I. Mid Cap Core Equity Fund - Series I, which commenced operations on October 1, 2001, and the AIM V.I. Technology Fund - Series I and the AIM V.I. Utilities Fund - Series I, which were first offered on October 15, 2004 and the AIM V.I. Large Cap Growth Fund - Series I, which was first offered on June 12, 2006.


                               43     PROSPECTUS

                                                          For the Year Ending December 31
Sub-Accounts                                      2003       2004       2005       2006       2007
-----------------------------------------------------------------------------------------------------
AIM V.I. Basic Balanced Fund - Series I
 Accumulation Unit Value, Beginning of Period  $    8.909 $   10.213 $   10.817 $   11.220 $   12.220
 Accumulation Unit Value, End of Period        $   10.213 $   10.817 $   11.220 $   12.220 $   12.302
 Number of Units Outstanding, End of Period       808,466    810,346    673,654    498,575    399,753
-----------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Fund - Series I
 Accumulation Unit Value, Beginning of Period  $    8.589 $   11.306 $   12.370 $   12.886 $   14.371
 Accumulation Unit Value, End of Period        $   11.306 $   12.370 $   12.886 $   14.371 $   14.374
 Number of Units Outstanding, End of Period       290,207    369,715    376,235    349,928    277,562
-----------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund - Series I
 Accumulation Unit Value, Beginning of Period  $    7.754 $    9.893 $   10.392 $   11.142 $   11.668
 Accumulation Unit Value, End of Period        $    9.893 $   10.392 $   11.142 $   11.668 $   12.874
 Number of Units Outstanding, End of Period       862,957    793,187    703,768  1,730,792  1,436,819
-----------------------------------------------------------------------------------------------------
AIM V.I. Capital Development Fund - Series I
 Accumulation Unit Value, Beginning of Period  $    9.497 $   12.663 $   14.408 $   15.558 $   17.859
 Accumulation Unit Value, End of Period        $   12.663 $   14.408 $   15.558 $   17.859 $   19.499
 Number of Units Outstanding, End of Period       242,117    253,641    255,869    220,177    170,744
-----------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund - Series I
 Accumulation Unit Value, Beginning of Period  $    8.203 $   10.054 $   10.793 $   11.198 $   12.874
 Accumulation Unit Value, End of Period        $   10.054 $   10.793 $   11.198 $   12.874 $   13.710
 Number of Units Outstanding, End of Period     1,471,099  1,311,302  1,179,994  2,072,171  1,710,892
-----------------------------------------------------------------------------------------------------
AIM V.I. Diversified Income Fund - Series I
 Accumulation Unit Value, Beginning of Period  $    9.708 $   10.447 $   10.810 $   10.958 $   11.279
 Accumulation Unit Value, End of Period        $   10.447 $   10.810 $   10.958 $   11.279 $   11.302
 Number of Units Outstanding, End of Period       264,387    240,610    263,336    240,601    231,003
-----------------------------------------------------------------------------------------------------
AIM V.I. Government Securities Fund - Series I
 Accumulation Unit Value, Beginning of Period  $   12.399 $   12.345 $   12.473 $   12.491 $   12.743
 Accumulation Unit Value, End of Period        $   12.345 $   12.473 $   12.491 $   12.743 $   13.348
 Number of Units Outstanding, End of Period       395,131    306,873    282,669    215,434    195,175
-----------------------------------------------------------------------------------------------------
AIM V.I. High Yield Fund - Series I
 Accumulation Unit Value, Beginning of Period  $    6.846 $    8.635 $    9.463 $    9.576 $   10.447
 Accumulation Unit Value, End of Period        $    8.635 $    9.463 $    9.576 $   10.447 $   10.418
 Number of Units Outstanding, End of Period       298,143    235,453    190,590    139,194    114,677
-----------------------------------------------------------------------------------------------------
AIM V.I. International Growth Fund - Series I
 Accumulation Unit Value, Beginning of Period  $    6.688 $    8.503 $   10.387 $   12.067 $   15.245
 Accumulation Unit Value, End of Period        $    8.503 $   10.387 $   12.067 $   15.245 $   17.227
 Number of Units Outstanding, End of Period       514,481    494,074    568,943    555,339    455,810
-----------------------------------------------------------------------------------------------------
AIM V.I. Large Cap Growth Fund - Series I
 Accumulation Unit Value, Beginning of Period           -          -          - $   10.000 $   11.081
 Accumulation Unit Value, End of Period                 -          -          - $   11.081 $   12.623
 Number of Units Outstanding, End of Period             -          -          -    165,273    139,664
-----------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund - Series I
 Accumulation Unit Value, Beginning of Period  $    9.944 $   12.472 $   13.984 $   14.826 $   16.248
 Accumulation Unit Value, End of Period        $   12.472 $   13.984 $   14.826 $   16.248 $   17.533
 Number of Units Outstanding, End of Period       194,957    276,329    280,970    262,112    197,833
-----------------------------------------------------------------------------------------------------
AIM V.I. Money Market Fund - Series I
 Accumulation Unit Value, Beginning of Period  $   11.158 $   11.055 $   10.966 $   11.075 $   11.377
 Accumulation Unit Value, End of Period        $   11.055 $   10.966 $   11.075 $   11.377 $   11.715
 Number of Units Outstanding, End of Period       325,682    220,394    177,600    234,745    140,819
-----------------------------------------------------------------------------------------------------
AIM V.I. Technology Fund - Series I
 Accumulation Unit Value, Beginning of Period           - $   10.000 $   11.087 $   11.160 $   12.146
 Accumulation Unit Value, End of Period                 - $   11.087 $   11.160 $   12.146 $   12.886
 Number of Units Outstanding, End of Period             -     99,713     92,930     87,504     74,922
-----------------------------------------------------------------------------------------------------
AIM V.I. Utilities Fund - Series I
 Accumulation Unit Value, Beginning of Period           - $   10.000 $   12.226 $   14.072 $   17.393
 Accumulation Unit Value, End of Period                 - $   12.226 $   14.072 $   17.393 $   20.670
 Number of Units Outstanding, End of Period             -    107,780    131,478    121,958    103,445
-----------------------------------------------------------------------------------------------------


                               44     PROSPECTUS

* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.50% and an administrative expense charge of 0.10%. All of the Variable Sub-Accounts were first offered under the Contracts on June 2, 1998, except the AIM V.I. Basic Value Fund - Series I and AIM V.I. Mid Cap Core Equity Fund - Series I, which commenced operations on October 1, 2001, and the AIM V.I. Technology Fund - Series I and the AIM V.I. Utilities Fund - Series I, which were first offered on October 15, 2004 and the AIM V.I. Large Cap Growth Fund - Series I, which was first offered on June 12, 2006.


                               45     PROSPECTUS

Accumulation Unit Value and Number of Accumulation Units Outstanding for Each Variable Sub-Account Since Contracts Were First Offered*

--------------------------------------------------------------------------------


BASIC POLICY PLUS ENHANCED DEATH AND INCOME BENEFIT COMBINATION RIDER II (available with Contracts purchased on or after July 27, 2000)

                           Mortality & Expense = 1.5



                                                     For the Year Ending December 31
Sub-Accounts                                    1998    1999      2000      2001     2002
-------------------------------------------------------------------------------------------
AIM V.I. Basic Balanced Fund - Series I
 Accumulation Unit Value, Beginning of Period        -       - $   10.000 $ 12.499 $ 10.894
 Accumulation Unit Value, End of Period              -       - $   12.499 $ 10.894 $  8.888
 Number of Units Outstanding, End of Period          -       -     20,905  390,625  545,469
-------------------------------------------------------------------------------------------
AIM V.I. Basic Value Fund - Series I
 Accumulation Unit Value, Beginning of Period        -       -          - $ 10.000 $ 11.196
 Accumulation Unit Value, End of Period              -       -          - $ 11.196 $  8.578
 Number of Units Outstanding, End of Period          -       -          -   21,253  191,075
-------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund - Series I
 Accumulation Unit Value, Beginning of Period        -       - $   10.000 $ 13.764 $ 10.391
 Accumulation Unit Value, End of Period              -       - $   13.764 $ 10.391 $  7.735
 Number of Units Outstanding, End of Period          -       -  1,136,828  240,280  336,184
-------------------------------------------------------------------------------------------
AIM V.I. Capital Development Fund - Series I
 Accumulation Unit Value, Beginning of Period        -       - $   10.000 $ 13.534 $ 12.241
 Accumulation Unit Value, End of Period              -       - $   13.534 $ 12.241 $  9.474
 Number of Units Outstanding, End of Period          -       -      6,821   50,592   70,690
-------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund - Series I
 Accumulation Unit Value, Beginning of Period        -       - $   10.000 $ 12.972 $  9.850
 Accumulation Unit Value, End of Period              -       - $   12.972 $  9.850 $  8.183
 Number of Units Outstanding, End of Period          -       -     58,388  403,761  521,657
-------------------------------------------------------------------------------------------
AIM V.I. Diversified Income Fund - Series I
 Accumulation Unit Value, Beginning of Period        -       - $   10.000 $  9.437 $  9.620
 Accumulation Unit Value, End of Period              -       - $    9.437 $  9.620 $  9.685
 Number of Units Outstanding, End of Period          -       -      1,115   78,566  126,243
-------------------------------------------------------------------------------------------
AIM V.I. Government Securities Fund - Series I
 Accumulation Unit Value, Beginning of Period        -       - $   10.000 $ 10.952 $ 11.468
 Accumulation Unit Value, End of Period              -       - $   10.952 $ 11.468 $ 12.369
 Number of Units Outstanding, End of Period          -       -        944  132,501  316,400
-------------------------------------------------------------------------------------------
AIM V.I. High Yield Fund - Series I
 Accumulation Unit Value, Beginning of Period        -       - $   10.000 $  7.883 $  7.370
 Accumulation Unit Value, End of Period              -       - $    7.883 $  7.370 $  6.829
 Number of Units Outstanding, End of Period          -       -      2,363   79,439  147,899
-------------------------------------------------------------------------------------------
AIM V.I. International Growth Fund - Series I
 Accumulation Unit Value, Beginning of Period        -       - $   10.000 $ 10.684 $  8.040
 Accumulation Unit Value, End of Period              -       - $   10.684 $  8.040 $  6.672
 Number of Units Outstanding, End of Period          -       -     10,182   71,881  119,575
-------------------------------------------------------------------------------------------
AIM V.I. Large Cap Growth Fund - Series I
 Accumulation Unit Value, Beginning of Period        -       -          -        -        -
 Accumulation Unit Value, End of Period              -       -          -        -        -
 Number of Units Outstanding, End of Period          -       -          -        -        -
-------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund - Series I
 Accumulation Unit Value, Beginning of Period        -       -          - $ 10.000 $ 11.352
 Accumulation Unit Value, End of Period              -       -          - $ 11.352 $  9.932
 Number of Units Outstanding, End of Period          -       -          -    4,363   66,093
-------------------------------------------------------------------------------------------
AIM V.I. Money Market Fund - Series I
 Accumulation Unit Value, Beginning of Period        -       - $   10.000 $ 10.962 $ 11.178
 Accumulation Unit Value, End of Period              -       - $   10.962 $ 11.178 $ 11.131
 Number of Units Outstanding, End of Period          -       -     20,867   89,517  194,545
-------------------------------------------------------------------------------------------


                               46     PROSPECTUS

                                                        For the Year Ending December 31
Sub-Accounts                                     1998      1999      2000      2001      2002
------------------------------------------------------------------------------------------------
AIM V.I. Technology Fund - Series I
 Accumulation Unit Value, Beginning of Period          -         -         -         -         -
 Accumulation Unit Value, End of Period                -         -         -         -         -
 Number of Units Outstanding, End of Period            -         -         -         -         -
------------------------------------------------------------------------------------------------
AIM V.I. Utilities Fund - Series I
 Accumulation Unit Value, Beginning of Period          -         -         -         -         -
 Accumulation Unit Value, End of Period                -         -         -         -         -
 Number of Units Outstanding, End of Period            -         -         -         -         -
------------------------------------------------------------------------------------------------



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.20% and an administrative expense charge of 0.10%. All of the Variable Sub-Accounts were first offered under the Contracts on June 2, 1998, except the AIM V.I. Basic Value Fund - Series I and AIM V.I. Mid Cap Core Equity Fund - Series I, which commenced operations on October 1, 2001, and the AIM V.I. Technology Fund - Series I and the AIM V.I. Utilities Fund - Series I, which were first offered on October 15, 2004 and the AIM V.I. Large Cap Growth Fund - Series I, which was first offered on June 12, 2006.


                               47     PROSPECTUS

                                                     For the Year Ending December 31
Sub-Accounts                                     2003     2004     2005     2006     2007
-------------------------------------------------------------------------------------------
AIM V.I. Basic Balanced Fund - Series I
 Accumulation Unit Value, Beginning of Period  $  8.888 $ 10.178 $ 10.770 $ 11.160 $ 12.142
 Accumulation Unit Value, End of Period        $ 10.178 $ 10.770 $ 11.160 $ 12.142 $ 12.211
 Number of Units Outstanding, End of Period     496,420  442,118  424,593  382,834  307,472
-------------------------------------------------------------------------------------------
AIM V.I. Basic Value Fund - Series I
 Accumulation Unit Value, Beginning of Period  $  8.578 $ 11.280 $ 12.330 $ 12.831 $ 14.296
 Accumulation Unit Value, End of Period        $ 11.280 $ 12.330 $ 12.831 $ 14.296 $ 14.285
 Number of Units Outstanding, End of Period     238,751  238,240  254,469  234,826  213,774
-------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund - Series I
 Accumulation Unit Value, Beginning of Period  $  7.735 $  9.860 $ 10.346 $ 11.082 $ 11.594
 Accumulation Unit Value, End of Period        $  9.860 $ 10.346 $ 11.082 $ 11.594 $ 12.779
 Number of Units Outstanding, End of Period     321,586  316,063  293,856  669,380  539,761
-------------------------------------------------------------------------------------------
AIM V.I. Capital Development Fund - Series I
 Accumulation Unit Value, Beginning of Period  $  9.474 $ 12.620 $ 14.345 $ 15.474 $ 17.745
 Accumulation Unit Value, End of Period        $ 12.620 $ 14.345 $ 15.474 $ 17.745 $ 19.356
 Number of Units Outstanding, End of Period      70,110   73,430   76,828   77,294   73,178
-------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund - Series I
 Accumulation Unit Value, Beginning of Period  $  8.183 $ 10.020 $ 10.746 $ 11.137 $ 12.792
 Accumulation Unit Value, End of Period        $ 10.020 $ 10.746 $ 11.137 $ 12.792 $ 13.609
 Number of Units Outstanding, End of Period     460,499  436,060  386,265  636,605  552,522
-------------------------------------------------------------------------------------------
AIM V.I. Demographic Trends - Series I
 Accumulation Unit Value, Beginning of Period  $  3.524 $  4.767 $  5.078        -        -
 Accumulation Unit Value, End of Period        $  4.767 $  5.078 $  5.308        -        -
 Number of Units Outstanding, End of Period     185,086  175,774  144,730        -        -
-------------------------------------------------------------------------------------------
AIM V.I. Diversified Income Fund - Series I
 Accumulation Unit Value, Beginning of Period  $  9.685 $ 10.412 $ 10.763 $ 10.899 $ 11.207
 Accumulation Unit Value, End of Period        $ 10.412 $ 10.763 $ 10.899 $ 11.207 $ 11.219
 Number of Units Outstanding, End of Period     117,914  105,612  104,295   86,956   83,912
-------------------------------------------------------------------------------------------
AIM V.I. Government Securities Fund - Series I
 Accumulation Unit Value, Beginning of Period  $ 12.369 $ 12.303 $ 12.418 $ 12.424 $ 12.662
 Accumulation Unit Value, End of Period        $ 12.303 $ 12.418 $ 12.424 $ 12.662 $ 13.250
 Number of Units Outstanding, End of Period     258,222  219,643  198,890  168,011  140,146
-------------------------------------------------------------------------------------------
AIM V.I. High Yield Fund - Series I
 Accumulation Unit Value, Beginning of Period  $  6.829 $  8.606 $  9.422 $  9.524 $ 10.380
 Accumulation Unit Value, End of Period        $  8.606 $  9.422 $  9.524 $ 10.380 $ 10.342
 Number of Units Outstanding, End of Period     155,233  133,215  108,796   83,373   67,932
-------------------------------------------------------------------------------------------
AIM V.I. International Growth Fund - Series I
 Accumulation Unit Value, Beginning of Period  $  6.672 $  8.474 $ 10.341 $ 12.003 $ 15.148
 Accumulation Unit Value, End of Period        $  8.474 $ 10.341 $ 12.003 $ 15.148 $ 17.100
 Number of Units Outstanding, End of Period     129,179  155,299  172,420  181,290  180,308
-------------------------------------------------------------------------------------------
AIM V.I. Large Cap Growth Fund - Series I
 Accumulation Unit Value, Beginning of Period         -        -        - $ 10.000 $ 11.075
 Accumulation Unit Value, End of Period               -        -        - $ 11.075 $ 12.603
 Number of Units Outstanding, End of Period           -        -        -  259,226  239,109
-------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund - Series I
 Accumulation Unit Value, Beginning of Period  $  9.932 $ 12.444 $ 13.939 $ 14.763 $ 16.163
 Accumulation Unit Value, End of Period        $ 12.444 $ 13.939 $ 14.763 $ 16.163 $ 17.424
 Number of Units Outstanding, End of Period      76,512   86,991   88,365   85,889   75,900
-------------------------------------------------------------------------------------------
AIM V.I. Money Market Fund - Series I
 Accumulation Unit Value, Beginning of Period  $ 11.131 $ 11.018 $ 10.918 $ 11.015 $ 11.304
 Accumulation Unit Value, End of Period        $ 11.018 $ 10.918 $ 11.015 $ 11.304 $ 11.629
 Number of Units Outstanding, End of Period      12,531   90,282   84,492   99,903  141,851
-------------------------------------------------------------------------------------------
AIM V.I. Technology Fund - Series I
 Accumulation Unit Value, Beginning of Period         - $ 10.000 $ 11.079 $ 11.142 $ 12.115
 Accumulation Unit Value, End of Period               - $ 11.079 $ 11.142 $ 12.115 $ 12.840
 Number of Units Outstanding, End of Period           -   55,654   45,313   40,293   33,313
-------------------------------------------------------------------------------------------


                               48     PROSPECTUS

                                                    For the Year Ending December 31
Sub-Accounts                                     2003     2004    2005    2006    2007
----------------------------------------------------------------------------------------
AIM V.I. Utilities Fund - Series I
 Accumulation Unit Value, Beginning of Period          - $10.000 $12.217 $14.048 $17.346
 Accumulation Unit Value, End of Period                - $12.217 $14.048 $17.346 $20.593
 Number of Units Outstanding, End of Period            -  40,488  60,635  45,037  45,971
----------------------------------------------------------------------------------------



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.20% and an administrative expense charge of 0.10%. All of the Variable Sub-Accounts were first offered under the Contracts on June 2, 1998, except the AIM V.I. Basic Value Fund - Series I and AIM V.I. Mid Cap Core Equity Fund - Series I, which commenced operations on October 1, 2001, and the AIM V.I. Technology Fund - Series I and the AIM V.I. Utilities Fund - Series I, which were first offered on October 15, 2004 and the AIM V.I. Large Cap Growth Fund - Series I, which was first offered on June 12, 2006.


                               49     PROSPECTUS

Appendix B Market Value Adjustment
--------------------------------------------------------------------------------

The Market Value Adjustment is based on the following:

I   =   the Treasury Rate for a maturity equal to the applicable Guarantee
        Period for the week preceding the establishment of the Guarantee Period.

N   =   the number of whole and partial years from the date we receive the withdrawal, transfer, or death benefit request, or from the Payout
        Start Date, to the end of the Guarantee Period.

J   =   the Treasury Rate for a maturity equal to the Guarantee Period for the week preceding the receipt of the withdrawal, transfer, death benefit, or income payment request. "Treasury Rate" means the U.S. Treasury Note
        Constant Maturity Yield as reported in Federal Reserve Board
        Statistical Release H.15.

The Market Value Adjustment factor is determined from the following formula:

                               .9 X (I - J) X N

To determine the Market Value Adjustment, we will multiply the Market Value Adjustment factor by the amount transferred, withdrawn (in excess of the Free Withdrawal Amount), paid as a death benefit, or applied to an Income Plan, from a Guarantee Period at any time other than during the 30 day period after such Guarantee Period expires.

                               50     PROSPECTUS

Examples of Market Value Adjustment
--------------------------------------------------------------------------------


      Purchase Payment:            $10,000 allocated to a Guarantee Period
      Guarantee Period:            5 years
      Guaranteed Interest Rate:    4.50%
      5 Year Treasury Rate (at the
      time the Guarantee Period
      was established):            4.50%
      Full Surrender:              End of Contract Year 3

      NOTE: These examples assume that premium taxes are not applicable.

                              Example 1 (Assume Declining Interest Rates)
Step 1. Calculate Contract Value at End of
 Contract Year 3:                                  $10,000.00 X (1.04) X (1.045)/3 /= $11,411.66
Step 2. Calculate the Free Withdrawal Amount:      .15% X $10,000.00 X (1.045)/2/ = $1,638.04
Step 3. Calculate the Withdrawal Charge:           .06 X ($10,000.00 - $1,638.04) = $501.72
Step 4. Calculate the Market Value Adjustment:     I       =       4.50%
                                                   J       =       4.20%
                                                                   730 DAYS
                                                   N       =       _________  = 2
                                                                   365 DAYS
                                                   Market Value Adjustment Factor: .9 X (I - J) X N
                                                   =       .9 X (.045 - .042) X (2) = .0054
                                                   Market Value Adjustment = Market Value Adjustment Factor X Amount
                                                   Subject to Market Value Adjustment:
                                                   =       .0054 X ($11,411.66 - $1,638.04) = $52.78
Step 5. Calculate the amount received by a                 $11,411.66 - $501.72 + $52.78 = $10,962.72
 Contract Owner as a result of full withdrawal at
 the end of Contract Year 3:

                               Example 2: (Assumes Rising Interest Rates)
Step 1. Calculate Contract Value at End of
 Contract Year 3:                                  $10,000.00 X (1.045)/3 /= $11,411.66
Step 2. Calculate the Free Withdrawal Amount:      15% X $10,000.00 X (1.045)/2/ = $1,638.04
Step 3. Calculate the Withdrawal Charge:           .06 X ($10,000.00 - $1,638.04) = $501.72
Step 4. Calculate the Market Value Adjustment:     I       =       4.50%
                                                   J       =       4.80%
                                                                   730 DAYS
                                                   N       =       _________  = 2
                                                                   365 DAYS
                                                   Market Value Adjustment Factor: .9 X (I - J) X N
                                                   =       .9 X (.045 - .048) X (2) = -.0054
                                                   Market Value Adjustment = Market Value Adjustment Factor X Amount
                                                   Subject to Market Value Adjustment:
                                                   =       -.0054 X ($11,411.66 - $1,638.04) = -$52.78
Step 5. Calculate the amount received by a                 $11,411.66 - $501.72 - $52.78 = $10,857.16
 Contract Owner as a result of full withdrawal at
 the end of Contract Year 3:

                               51     PROSPECTUS

Statement of Additional Information
Table of Contents
--------------------------------------------------------------------------------

       Additions, Deletions or Substitutions of Investments
       ------------------------------------------------------------------
       The Contract
       ------------------------------------------------------------------
          Purchase of Contracts
       ------------------------------------------------------------------
          Tax-free Exchanges (1035 Exchanges, Rollovers and Transfers)
       ------------------------------------------------------------------
       Calculation of Accumulation Unit Values
       ------------------------------------------------------------------
       Net Investment Factor
       ------------------------------------------------------------------
       Calculation of Variable Income Payments
       ------------------------------------------------------------------
       Calculation of Annuity Unit Values
       ------------------------------------------------------------------

               General Matters
               --------------------------------------------------
                  Incontestability
               --------------------------------------------------
                  Settlements
               --------------------------------------------------
                  Safekeeping of the Variable Account's Assets
               --------------------------------------------------
                  Premium Taxes
               --------------------------------------------------
                  Tax Reserves
               --------------------------------------------------
               Experts
               --------------------------------------------------
               Financial Statements
               --------------------------------------------------
               Appendix A - Accumulation Unit Values
               --------------------------------------------------

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANYONE TO PROVIDE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS.

                               52     PROSPECTUS

LIF2-PRO-2

[LOGO]

                     AIM Lifetime Plus II Variable Annuity
                      Statement of Additional Information
                               Dated May 1, 2008

Allstate Life Insurance Company
Allstate Financial Advisors Separate Account I
Post Office Box 758565
Topeka, KS 66675-8565
1 (800) 457-7617

This Statement of Additional Information supplements the information in the prospectus for the AIM Lifetime Plus(SM) II Variable Annuity. This Statement of Additional Information is not a prospectus. You should read it with the prospectus, dated May 1, 2008, for the Contract. You may obtain a prospectus by calling or writing us at the address or telephone number listed above.

Except as otherwise noted, this Statement of Additional Information uses the same defined terms as the prospectus.


                               TABLE OF CONTENTS

Additions, Deletions or Substitutions of Investments..................   2
The Contract..........................................................   2
   Purchase of Contracts..............................................   2
   Tax-free Exchanges (1035 Exchanges, Rollovers and Transfers).......   3
Calculation of Accumulation Unit Values...............................   4
Net Investment Factor.................................................   4
Calculation of Variable Income Payments...............................   5
Calculation of Annuity Unit Values....................................   5
General Matters.......................................................   5
   Incontestability...................................................   5
   Settlements........................................................   5
   Safekeeping of the Variable Account's Assets.......................   6
   Premium Taxes......................................................   6
   Tax Reserves.......................................................   6
Experts...............................................................   6
Financial Statements..................................................   7
Appendix A Accumulation Unit Values................................... A-1

ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS


We may add, delete, or substitute the Fund shares held by any Variable Sub-Account to the extent the law permits. We may substitute shares of any Fund with those of another Fund of the same or different mutual fund if the shares of the Fund are no longer available for investment, or if we believe investment in any Fund would become inappropriate in view of the purposes of the Variable Account.

We will not substitute shares attributable to a Contract Owner's interest in a Variable Sub-Account until we have notified the Contract Owner of the change, and until the Securities and Exchange Commission has approved the change, to the extent such notification and approval are required by law. Nothing contained in this Statement of Additional Information shall prevent the Variable Account from purchasing other securities for other series or classes of contracts, or from effecting a conversion between series or classes of contracts on the basis of requests made by Contract Owners.

We also may establish additional Variable Sub-Accounts or series of Variable Sub-Accounts. Each additional Variable Sub-Account would purchase shares of a new Fund of the same or different mutual fund. We may establish new Variable Sub-Accounts when we believe marketing needs or investment conditions warrant. We determine the basis on which we will offer any new Variable Sub-Accounts in conjunction with the Contract to existing Contract Owners. We may eliminate one or more Variable Sub-Accounts if, in our sole discretion, marketing, tax or investment conditions so warrant.

We may, by appropriate endorsement, amend the Contract as we believe necessary or appropriate to reflect any substitution or change in the Funds. If we believe the best interests of persons having voting rights under the Contracts would be served, we may operate the Variable Account as a management company under the Investment Company Act of 1940 or we may withdraw its registration under such Act if such registration is no longer required.


THE CONTRACT


The Contract is primarily designed to aid individuals in long-term financial planning. You can use it for retirement planning regardless of whether the retirement plan qualifies for special federal income tax treatment.

PURCHASE OF CONTRACTS

We are no longer offering new Contracts for sale. Previously, we offered the Contracts to the public through banks as well as brokers licensed under the federal securities laws and state insurance laws. The principal underwriter for the Variable Account, ALFS, Inc. ("ALFS"), distributes the Contracts. ALFS is an affiliate of Allstate Life.

TAX-FREE EXCHANGES (1035 EXCHANGES, ROLLOVERS AND TRANSFERS)


We accept purchase payments that are the proceeds of a Contract in a transaction qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code ("Code"). Except as required by federal law in calculating the basis of the Contract, we do not differentiate between
Section 1035 purchase payments and non-Section 1035 purchase payments.

We also accept "rollovers" and transfers from Contracts qualifying as tax-sheltered annuities ("TSAs"), individual retirement annuities or accounts ("IRAs"), or any other Qualified Contract that is eligible to "rollover" into an IRA. We differentiate among non-Qualified Contracts, TSAs, IRAs and other Qualified Contracts to the extent necessary to comply with federal tax laws. For example, we restrict the assignment, transfer, or pledge of TSAs and IRAs so the Contracts will continue to qualify for special tax treatment. A Contract Owner contemplating any such exchange, rollover or transfer of a Contract should contact a competent tax adviser with respect to the potential effects of such a transaction.


The Variable Sub-Accounts commenced operations on the following dates:

AIM VARIABLE PRODUCTS SERIES FUND:

                                                 Sub-Account
                 Fund                           Inception Date
                 ----                           --------------
                 Aggressive Growth                 05/01/98
                 Balanced                          05/01/98
                 Basic Value                       10/01/01
                 Blue Chip                         01/03/00
                 Capital Appreciation              12/04/95
                 Capital Development               05/01/98
                 Dent Demographic Trends           01/03/00
                 Diversified Income                12/04/95
                 Utilities                         12/04/95
                 Government Securities             12/04/95
                 Growth                            12/04/95
                 Core Equity                       12/04/95
                 High Yield                        05/01/98
                 International Growth              12/04/95
                 Mid Cap Core Equity               10/01/01
                 Money Market                      12/04/95
                 New Technology                    01/03/00
                 Premier Equity                    12/04/95

CALCULATION OF ACCUMULATION UNIT VALUES


The value of Accumulation Units will change each Valuation Period according to the investment performance of the Fund shares purchased by each Variable Sub-Account and the deduction of certain expenses and charges. A "Valuation Period" is the period from the end of one Valuation Date and continues to the end of the next Valuation Date. A Valuation Date ends at the close of regular trading on the New York Stock Exchange (currently 3:00 p.m. Central Time).

The Accumulation Unit Value of a Variable Sub-Account for any Valuation Period equals the Accumulation Unit Value as of the immediately preceding Valuation Period, multiplied by the Net Investment Factor (described below) for that Sub-Account for the current Valuation Period.


NET INVESTMENT FACTOR


The Net Investment Factor for a Valuation Period is a number representing the change, since the last Valuation Period, in the value of Variable Sub-Account assets per Accumulation Unit due to investment income, realized or unrealized capital gain or loss, deductions for taxes, if any, and deductions for the mortality and expense risk charge and administrative expense charge. We determine the Net Investment Factor for each Variable Sub-Account for any Valuation Period by dividing (A) by (B) and subtracting (C) from the result, where:


   (A) is the sum of:

   (1) the net asset value per share of the Fund underlying the Variable Sub-Account determined at the end of the current Valuation Period; plus,

   (2) the per share amount of any dividend or capital gain distributions made by the Fund underlying the Variable Sub-Account during the current Valuation Period;

   (B) is the net asset value per share of the Fund underlying the Variable Sub-Account determined as of the end of the immediately preceding Valuation Period; and

   (C) is the annualized mortality and expense risk and administrative expense charges divided by 365 and then multiplied by the number of calendar days in the current Valuation Period.

CALCULATION OF VARIABLE INCOME PAYMENTS


We calculate the amount of the first variable income payment under an Income Plan by applying the Contract Value allocated to each Variable Sub-Account minus any applicable premium tax charge deducted at the time, to the income payment tables in the Contract. We divide the amount of the first variable annuity income payment by the Variable Sub-Account's then current annuity unit value to determine the number of annuity units ("Annuity Units") upon which later income payments will be based. To determine income payments after the first, we simply multiply the number of Annuity Units determined in this manner for each Variable Sub-Account by the then current Annuity Unit value ("Annuity Unit Value") for that Variable Sub-Account.


CALCULATION OF ANNUITY UNIT VALUES


Annuity Units in each Variable Sub-Account are valued separately and Annuity Unit Values will depend upon the investment experience of the particular Fund in which the Variable Sub-Account invests. We calculate the Annuity Unit Value for each Variable Sub-Account at the end of any Valuation Period by:

   . multiplying the Annuity Unit Value at the end of the immediately preceding Valuation Period by the Variable Sub-Account's Net Investment Factor described in the preceding section) for the Period; and then

   . dividing the product by the sum of 1.0 plus the assumed investment rate for the Valuation Period.

The assumed investment rate adjusts for the interest rate assumed in the income payment tables used to determine the dollar amount of the first variable income payment, and is at an effective annual rate which is specified in the Contract.

We determine the amount of the first variable income payment paid under an Income Plan using the income payment tables set out in the Contract. The Contract includes tables that differentiate on the basis of sex, except in states that require the use of unisex tables.


GENERAL MATTERS

INCONTESTABILITY

We will not contest the Contract after we issue it.

SETTLEMENTS


We may require that your Contract be returned to us prior to any settlement. We must receive due proof of the Contract Owner(s) death (or Annuitant's death if there is a non-natural Contract Owner) before we will settle a death claim.

SAFEKEEPING OF THE VARIABLE ACCOUNT'S ASSETS


We hold title to the assets of the Variable Account. We keep the assets physically segregated and separate and apart from our general corporate assets. We maintain records of all purchases and redemptions of Fund shares held by each of the Variable Sub-Accounts.

The Funds do not issue stock certificates. Therefore, we hold the Variable Account's assets in open account in lieu of stock certificates. See the Funds prospectuses for a more complete description of the custodian of the Funds.


PREMIUM TAXES


Applicable premium tax rates depend on the Contract Owner's state of residency and the insurance laws and our status in those states where premium taxes are incurred. Premium tax rates may be changed by legislation, administrative interpretations, or judicial acts.


TAX RESERVES


We do not establish capital gains tax reserves for any Variable Sub-Account nor do we deduct charges for tax reserves because we believe that capital gains attributable to the Variable Account will not be taxable. However, we reserve the right to deduct charges to establish tax reserves for potential taxes on realized or unrealized capital gains.

EXPERTS

The financial statements included in this Statement of Additional Information and the related financial statement schedules have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

FINANCIAL STATEMENTS

The following financial statements (and accompanying Reports of Independent Registered Public Accounting Firm) appear in the pages that follow:


   . consolidated financial statements of Allstate Life as of December 31, 2007 and 2006 and for each of the three years in the period ended December 31, 2006 and related consolidated financial statement schedules, and

   . the financial statements of the Sub-Accounts comprising Allstate Financial Advisors Separate Account I as of December 31, 2007 and for each of the periods in the two years then ended.

The consolidated financial statements and schedules of Allstate Life included herein should be considered only as bearing upon the ability of Allstate Life to meet its obligations under the Contracts.

                                  APPENDIX A

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED*

BASIC POLICY PLUS ENHANCED DEATH BENEFIT RIDER


                                                                       For the Year Ending December 31
                                                             ----------------------------------------------------
Sub-Accounts                                                   1998      1999       2000       2001       2002
------------                                                 -------- ---------- ---------- ---------- ----------
AIM V.I. Basic Balanced Fund - Series I
   Accumulation Unit Value, Beginning of Period............. $ 10.000 $   11.285 $   13.289 $   12.568 $   10.988
   Accumulation Unit Value, End of Period................... $ 11.285 $   13.289 $   12.568 $   10.988 $    8.991
   Number of Units Outstanding, End of Period...............  221,488  1,149,345  1,860,197  2,169,576  1,829,461
AIM V.I. Basic Value Fund - Series I
   Accumulation Unit Value, Beginning of Period.............       --         --         -- $   10.000 $   11.204
   Accumulation Unit Value, End of Period...................       --         --         -- $   11.204 $    8.610
   Number of Units Outstanding, End of Period...............       --         --         --    114,661    362,017
AIM V.I. Capital Appreciation Fund - Series I
   Accumulation Unit Value, Beginning of Period............. $ 10.000 $   11.025 $   15.737 $   13.840 $   10.549
   Accumulation Unit Value, End of Period................... $ 11.025 $   15.737 $   13.840 $   10.549 $    7.825
   Number of Units Outstanding, End of Period...............  223,554  1,105,150  1,996,042  2,026,054  1,701,758
AIM V.I. Capital Development Fund - Series I
   Accumulation Unit Value, Beginning of Period............. $ 10.000 $    9.902 $   12.619 $   13.609 $   12.347
   Accumulation Unit Value, End of Period................... $  9.902 $   12.619 $   13.609 $   12.347 $    9.584
   Number of Units Outstanding, End of Period...............   55,046    195,123    323,336    419,110    351,719
AIM V.I. Core Equity Fund - Series I
   Accumulation Unit Value, Beginning of Period............. $ 10.000 $   11.671 $   15.465 $   13.044 $    9.935
   Accumulation Unit Value, End of Period................... $ 11.671 $   15.465 $   13.044 $    9.935 $    8.279
   Number of Units Outstanding, End of Period...............  276,962  2,087,079  3,450,090  3,543,366  2,948,098
AIM V.I. Diversified Income Fund - Series I
   Accumulation Unit Value, Beginning of Period............. $ 10.000 $    9.861 $    9.547 $    9.490 $    9.703
   Accumulation Unit Value, End of Period................... $  9.861 $    9.547 $    9.490 $    9.703 $    9.798
   Number of Units Outstanding, End of Period...............   40,007    277,036    397,447    515,906    577,457
AIM V.I. GLOBAL UTILITIES
   Accumulation Unit Value, Beginning of Period............. $ 10.000 $   10.791 $   14.226 $   13.723 $    9.762
   Accumulation Unit Value, End of Period................... $ 10.791 $   14.226 $   13.723 $    9.762 $    7.175
   Number of Units Outstanding, End of Period...............   21,377    146,531    353,455    428,366    325,244
AIM V.I. Government Securities Fund - Series I
   Accumulation Unit Value, Beginning of Period............. $ 10.000 $   10.693 $   10.130 $   11.013 $   11.567
   Accumulation Unit Value, End of Period................... $ 10.693 $   10.130 $   11.013 $   11.567 $   12.513
   Number of Units Outstanding, End of Period...............   15,866    330,314    439,132    793,105  1,327,046
AIM V.I. High Yield Fund - Series I
   Accumulation Unit Value, Beginning of Period............. $ 10.000 $    9.088 $    9.914 $    7.927 $    7.433
   Accumulation Unit Value, End of Period................... $  9.088 $    9.914 $    7.927 $    7.433 $    6.909
   Number of Units Outstanding, End of Period...............  103,485    361,905    414,830    464,069    420,891
AIM V.I. International Growth Fund - Series I
   Accumulation Unit Value, Beginning of Period............. $ 10.000 $    9.663 $   14.788 $   10.744 $    8.109
   Accumulation Unit Value, End of Period................... $  9.663 $   14.788 $   10.744 $    8.109 $    6.749
   Number of Units Outstanding, End of Period...............   63,514    374,374    817,142    899,043    760,508
AIM V.I. Large Cap Growth Fund - Series I
   Accumulation Unit Value, Beginning of Period.............       --         --         --         --         --
   Accumulation Unit Value, End of Period...................       --         --         --         --         --
   Number of Units Outstanding, End of Period...............       --         --         --         --         --
AIM V.I. Mid Cap Core Equity Fund - Series I
   Accumulation Unit Value, Beginning of Period.............       --         --         -- $   10.000 $   11.361
   Accumulation Unit Value, End of Period...................       --         --         -- $   11.361 $    9.969
   Number of Units Outstanding, End of Period...............       --         --         --     85,806    236,014
AIM V.I. Money Market Fund - Series I
   Accumulation Unit Value, Beginning of Period............. $ 10.000 $   10.209 $   10.549 $   11.023 $   11.274
   Accumulation Unit Value, End of Period................... $ 10.209 $   10.549 $   11.023 $   11.274 $   11.260
   Number of Units Outstanding, End of Period...............  111,395    250,507    290,648  1,138,754  1,250,463
AIM V.I. Technology Fund - Series I
   Accumulation Unit Value, Beginning of Period.............       --         -- $   10.000 $   20.217 $   10.479
   Accumulation Unit Value, End of Period...................       --         -- $   20.217 $   10.479 $    5.675
   Number of Units Outstanding, End of Period...............       --         --    177,109    274,364    220,608
INVESCO VIF-TECHNOLOGY SUB-ACCOUNT
   Accumulation Unit Value, Beginning of Period.............       --         --         --         --         --
   Accumulation Unit Value, End of Period...................       --         --         --         --         --
   Number of Units Outstanding, End of Period...............       --         --         --         --         --
INVESCO VIF-UTILITIES SUB-ACCOUNT
   Accumulation Unit Value, Beginning of Period.............       --         --         --         --         --
   Accumulation Unit Value, End of Period...................       --         --         --         --         --
   Number of Units Outstanding, End of Period...............       --         --         --         --         --

                  AIM LIFETIME PLUS II VARIABLE ANNUITY - SAI
     ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING
       FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED*
                BASIC POLICY PLUS ENHANCED DEATH BENEFIT RIDER
                           Mortality & Expense = 1.2



                                                                        For the Year Ending December 31
                                                             ------------------------------------------------------
Sub-Accounts                                                    2003       2004       2005       2006       2007
------------                                                 ---------- ---------- ---------- ---------- ----------
AIM V.I. Basic Balanced Fund - Series I
   Accumulation Unit Value, Beginning of Period............. $    8.991 $   10.327 $   10.960 $   11.391 $   12.431
   Accumulation Unit Value, End of Period................... $   10.327 $   10.960 $   11.391 $   12.431 $   12.540
   Number of Units Outstanding, End of Period...............  1,705,684  1,613,524  1,450,240  1,228,502    996,896
AIM V.I. Basic Value Fund - Series I
   Accumulation Unit Value, Beginning of Period............. $    8.610 $   11.357 $   12.451 $   12.996 $   14.522
   Accumulation Unit Value, End of Period................... $   11.357 $   12.451 $   12.996 $   14.522 $   14.555
   Number of Units Outstanding, End of Period...............    520,971    624,321    713,594    594,918    479,688
AIM V.I. Capital Appreciation Fund - Series I
   Accumulation Unit Value, Beginning of Period............. $    7.825 $   10.004 $   10.529 $   11.312 $   11.870
   Accumulation Unit Value, End of Period................... $   10.004 $   10.529 $   11.312 $   11.870 $   13.123
   Number of Units Outstanding, End of Period...............  1,593,994  1,412,028  1,192,178  2,798,963  2,160,261
AIM V.I. Capital Development Fund - Series I
   Accumulation Unit Value, Beginning of Period............. $    9.584 $   12.805 $   14.599 $   15.795 $   18.168
   Accumulation Unit Value, End of Period................... $   12.805 $   14.599 $   15.795 $   18.168 $   19.876
   Number of Units Outstanding, End of Period...............    385,619    419,991    442,897    418,309    324,970
AIM V.I. Core Equity Fund - Series I
   Accumulation Unit Value, Beginning of Period............. $    8.279 $   10.167 $   10.936 $   11.369 $   13.097
   Accumulation Unit Value, End of Period................... $   10.167 $   10.936 $   11.369 $   13.097 $   13.976
   Number of Units Outstanding, End of Period...............  2,678,037  2,398,429  2,123,816  3,669,780  2,979,975
AIM V.I. Diversified Income Fund - Series I
   Accumulation Unit Value, Beginning of Period............. $    9.798 $   10.565 $   10.953 $   11.126 $   11.474
   Accumulation Unit Value, End of Period................... $   10.565 $   10.953 $   11.126 $   11.474 $   11.521
   Number of Units Outstanding, End of Period...............    577,339    562,324    547,691    493,461    365,212
AIM V.I. Government Securities Fund - Series I
   Accumulation Unit Value, Beginning of Period............. $   12.513 $   12.483 $   12.638 $   12.682 $   12.963
   Accumulation Unit Value, End of Period................... $   12.483 $   12.638 $   12.682 $   12.963 $   13.606
   Number of Units Outstanding, End of Period...............  1,036,903    713,251    639,265    494,180    421,376
AIM V.I. High Yield Fund - Series I
   Accumulation Unit Value, Beginning of Period............. $    6.909 $    8.732 $    9.589 $    9.722 $   10.627
   Accumulation Unit Value, End of Period................... $    8.732 $    9.589 $    9.722 $   10.627 $   10.620
   Number of Units Outstanding, End of Period...............    475,007    494,396    398,616    331,999    282,266
AIM V.I. International Growth Fund - Series I
   Accumulation Unit Value, Beginning of Period............. $    6.749 $    8.598 $   10.525 $   12.252 $   15.508
   Accumulation Unit Value, End of Period................... $    8.598 $   10.525 $   12.252 $   15.508 $   17.560
   Number of Units Outstanding, End of Period...............    657,958    690,016    775,603    756,621    671,172
AIM V.I. Large Cap Growth Fund - Series I
   Accumulation Unit Value, Beginning of Period.............         --         --         -- $   10.000 $   11.093
   Accumulation Unit Value, End of Period...................         --         --         -- $   11.093 $   12.662
   Number of Units Outstanding, End of Period...............         --         --         --    429,010    347,636
AIM V.I. Mid Cap Core Equity Fund - Series I
   Accumulation Unit Value, Beginning of Period............. $    9.969 $   12.528 $   14.075 $   14.952 $   16.419
   Accumulation Unit Value, End of Period................... $   12.528 $   14.075 $   14.952 $   16.419 $   17.753
   Number of Units Outstanding, End of Period...............    324,494    407,678    412,927    346,221    276,079
AIM V.I. Money Market Fund - Series I
   Accumulation Unit Value, Beginning of Period............. $   11.260 $   11.179 $   11.111 $   11.244 $   11.573
   Accumulation Unit Value, End of Period................... $   11.179 $   11.111 $   11.244 $   11.573 $   11.942
   Number of Units Outstanding, End of Period...............    821,231    581,300    455,454    436,078    493,377
AIM V.I. Technology Fund - Series I
   Accumulation Unit Value, Beginning of Period.............         -- $   10.000 $   11.102 $   11.198 $   12.212
   Accumulation Unit Value, End of Period...................         -- $   11.102 $   11.198 $   12.212 $   12.982
   Number of Units Outstanding, End of Period...............         --    166,676    126,887     99,481    105,104
AIM V.I. Utilities Fund - Series I
   Accumulation Unit Value, Beginning of Period.............         -- $   10.000 $   12.242 $   14.119 $   17.486
   Accumulation Unit Value, End of Period...................         -- $   12.242 $   14.119 $   17.486 $   20.822
   Number of Units Outstanding, End of Period...............         --    240,727    253,740    234,659    188,519



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.20% and an administrative expense charge of 0.10%. All of the Variable Sub-Accounts were first offered under the Contracts on June 2, 1998, except the AIM V.I. Basic Value Fund - Series I and AIM V.I. Mid Cap Core Equity Fund - Series I, which commenced operations on October 1, 2001, and the AIM V.I. Technology Fund - Series I and the AIM V.I. Utilities Fund - Series I, which were first offered on October 15, 2004 and the AIM V.I. Large Cap Growth Fund - Series I, which was first offered on June 12, 2006.

                         ------------------------------
                         Allstate Financial
                         Advisors Separate
                         Account I

                         Financial Statements as of December 31, 2007 and for the periods ended December 31, 2007 and 2006 and Report of Independent Registered Public Accounting Firm

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of Allstate Life Insurance Company:

   We have audited the accompanying statements of net assets of each of the individual sub-accounts disclosed in Note 1 which comprise the Allstate Financial Advisors Separate Account I (the "Account") as of December 31, 2007, and the related statements of operations for the period then ended, and the statements of changes in net assets for each of the periods in the two year period then ended for each of the sub-accounts which comprise the Account. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007 by correspondence with the Account's fund managers. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the individual sub-accounts which comprise the Allstate Financial Advisors Separate Account I as of December 31, 2007, the results of their operations for the period then ended, and the changes in their net assets for each of the periods in the two year period then ended for each of the sub-accounts which comprise the Account in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Chicago, Illinois
March 25, 2008

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------

                                     Advanced    Advanced    Advanced    Advanced    Advanced    Advanced
                                      Series      Series      Series      Series      Series      Series
                                       Trust       Trust       Trust       Trust       Trust       Trust
                                    Sub-Account Sub-Account Sub-Account Sub-Account Sub-Account Sub-Account
                                    ----------- ----------- ----------- ----------- ----------- -----------
                                                                            AST         AST         AST
                                                    AST         AST      Alliance    Alliance    American
                                        AST     Aggressive   Alliance    Bernstein   Bernstein    Century
                                     Advanced      Asset     Bernstein   Growth &     Managed    Strategic
                                    Strategies  Allocation  Core Value    Income     Index 500  Allocation
                                    ----------- ----------- ----------- ----------- ----------- -----------
ASSETS
Investments at fair value.......... $1,238,881    $54,011     $9,523      $48,342     $11,698    $135,486
Due from Allstate Life Insurance
 Company...........................         --         --         --           --          --          --
                                    ----------    -------     ------      -------     -------    --------
    Total assets................... $1,238,881    $54,011     $9,523      $48,342     $11,698    $135,486
                                    ==========    =======     ======      =======     =======    ========
NET ASSETS
Accumulation units................. $1,238,881    $54,011     $9,523      $48,342     $11,698    $135,486
Contracts in payout (annuitization)
 period............................         --         --         --           --          --          --
                                    ----------    -------     ------      -------     -------    --------
    Total net assets............... $1,238,881    $54,011     $9,523      $48,342     $11,698    $135,486
                                    ==========    =======     ======      =======     =======    ========
FUND SHARE INFORMATION
Number of shares...................    105,258      4,287        758        2,047         854       8,844
                                    ==========    =======     ======      =======     =======    ========
Cost of investments................ $1,236,184    $53,086     $9,569      $50,484     $11,867    $142,893
                                    ==========    =======     ======      =======     =======    ========
ACCUMULATION UNIT VALUE
    Lowest......................... $    10.44    $ 10.32     $ 9.45      $ 10.17     $  9.71    $  10.38
                                    ==========    =======     ======      =======     =======    ========
    Highest........................ $    10.51    $ 10.39     $ 9.51      $ 10.24     $  9.78    $  10.45
                                    ==========    =======     ======      =======     =======    ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------

                                     Advanced    Advanced    Advanced     Advanced    Advanced    Advanced
                                      Series      Series      Series       Series      Series      Series
                                       Trust       Trust       Trust       Trust        Trust       Trust
                                    Sub-Account Sub-Account Sub-Account Sub-Account  Sub-Account Sub-Account
                                    ----------- ----------- ----------- ------------ ----------- -----------
                                        AST     AST Capital     AST         AST          AST         AST
                                     Balanced     Growth      Cohen &   Conservative    DeAm        DeAm
                                       Asset       Asset      Steers       Asset      Large-Cap   Small-Cap
                                    Allocation  Allocation    Realty     Allocation     Value       Value
                                    ----------- ----------- ----------- ------------ ----------- -----------
ASSETS
Investments at fair value.......... $3,631,186  $2,665,594    $7,723      $669,015     $1,220       $ 344
Due from Allstate Life Insurance
 Company...........................         --          --        --            --         --          --
                                    ----------  ----------    ------      --------     ------       -----
    Total assets................... $3,631,186  $2,665,594    $7,723      $669,015     $1,220       $ 344
                                    ==========  ==========    ======      ========     ======       =====
NET ASSETS
Accumulation units................. $3,631,186  $2,665,594    $7,723      $669,015     $1,220       $ 344
Contracts in payout (annuitization)
 period............................         --          --        --            --         --          --
                                    ----------  ----------    ------      --------     ------       -----
    Total net assets............... $3,631,186  $2,665,594    $7,723      $669,015     $1,220       $ 344
                                    ==========  ==========    ======      ========     ======       =====
FUND SHARE INFORMATION
Number of shares...................    298,372     214,276       637        55,520         97          38
                                    ==========  ==========    ======      ========     ======       =====
Cost of investments................ $3,659,441  $2,710,943    $7,741      $666,286     $1,221       $ 335
                                    ==========  ==========    ======      ========     ======       =====
ACCUMULATION UNIT VALUE
    Lowest......................... $    10.39  $    10.38    $ 9.33      $  10.40     $ 9.77       $8.80
                                    ==========  ==========    ======      ========     ======       =====
    Highest........................ $    10.46  $    10.45    $ 9.39      $  10.47     $ 9.84       $8.86
                                    ==========  ==========    ======      ========     ======       =====

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------

                                     Advanced    Advanced     Advanced     Advanced    Advanced    Advanced
                                      Series      Series       Series       Series      Series      Series
                                       Trust       Trust       Trust        Trust        Trust       Trust
                                    Sub-Account Sub-Account Sub-Account  Sub-Account  Sub-Account Sub-Account
                                    ----------- ----------- ------------ ------------ ----------- -----------
                                                                AST          AST          AST
                                        AST         AST     First Trust    Goldman      Goldman
                                     Federated  First Trust   Capital       Sachs        Sachs
                                    Aggressive   Balanced   Appreciation Concentrated   Mid-Cap       AST
                                      Growth      Target       Target       Growth      Growth    High Yield
                                    ----------- ----------- ------------ ------------ ----------- -----------
ASSETS
Investments at fair value..........   $  616    $2,479,115   $4,653,089    $10,424      $1,876      $1,839
Due from Allstate Life Insurance
 Company...........................       --            --           --         --          --          --
                                      ------    ----------   ----------    -------      ------      ------
    Total assets...................   $  616    $2,479,115   $4,653,089    $10,424      $1,876      $1,839
                                      ======    ==========   ==========    =======      ======      ======
NET ASSETS
Accumulation units.................   $  616    $2,479,115   $4,653,089    $10,424      $1,876      $1,839
Contracts in payout (annuitization)
 period............................       --            --           --         --          --          --
                                      ------    ----------   ----------    -------      ------      ------
    Total net assets...............   $  616    $2,479,115   $4,653,089    $10,424      $1,876      $1,839
                                      ======    ==========   ==========    =======      ======      ======
FUND SHARE INFORMATION
Number of shares...................       53       213,901      394,330        374         320         237
                                      ======    ==========   ==========    =======      ======      ======
Cost of investments................   $  610    $2,499,868   $4,646,668    $10,492      $1,904      $1,830
                                      ======    ==========   ==========    =======      ======      ======
ACCUMULATION UNIT VALUE
    Lowest.........................   $10.17    $    10.39   $    10.52    $ 10.37      $10.38      $10.48
                                      ======    ==========   ==========    =======      ======      ======
    Highest........................   $10.24    $    10.46   $    10.60    $ 10.44      $10.46      $10.56
                                      ======    ==========   ==========    =======      ======      ======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------

                                      Advanced      Advanced      Advanced     Advanced    Advanced    Advanced
                                       Series        Series        Series       Series      Series      Series
                                        Trust         Trust         Trust        Trust       Trust       Trust
                                     Sub-Account   Sub-Account   Sub-Account  Sub-Account Sub-Account Sub-Account
                                    ------------- ------------- ------------- ----------- ----------- -----------
                                                                     AST                      AST         AST
                                         AST           AST        JPMorgan        AST        Lord       Marsico
                                    International International International  Large-Cap  Abbett Bond   Capital
                                       Growth         Value        Equity        Value     Debenture    Growth
                                    ------------- ------------- ------------- ----------- ----------- -----------
ASSETS
Investments at fair value..........    $24,204       $56,658       $50,803      $18,761     $3,064      $15,110
Due from Allstate Life Insurance
 Company...........................         --            --            --           --         --           --
                                       -------       -------       -------      -------     ------      -------
    Total assets...................    $24,204       $56,658       $50,803      $18,761     $3,064      $15,110
                                       =======       =======       =======      =======     ======      =======
NET ASSETS
Accumulation units.................    $24,204       $56,658       $50,803      $18,761     $3,064      $15,110
Contracts in payout (annuitization)
 period............................         --            --            --           --         --           --
                                       -------       -------       -------      -------     ------      -------
    Total net assets...............    $24,204       $56,658       $50,803      $18,761     $3,064      $15,110
                                       =======       =======       =======      =======     ======      =======
FUND SHARE INFORMATION
Number of shares...................      1,326         2,577         1,933          999        264          644
                                       =======       =======       =======      =======     ======      =======
Cost of investments................    $25,640       $57,880       $51,814      $20,218     $3,051      $15,394
                                       =======       =======       =======      =======     ======      =======
ACCUMULATION UNIT VALUE
    Lowest.........................    $ 11.03       $ 10.43       $ 10.30      $  9.52     $10.36      $ 10.78
                                       =======       =======       =======      =======     ======      =======
    Highest........................    $ 11.10       $ 10.50       $ 10.37      $  9.59     $10.43      $ 10.86
                                       =======       =======       =======      =======     ======      =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------

                                     Advanced    Advanced    Advanced    Advanced    Advanced    Advanced
                                      Series      Series      Series      Series      Series      Series
                                       Trust       Trust       Trust       Trust       Trust       Trust
                                    Sub-Account Sub-Account Sub-Account Sub-Account Sub-Account Sub-Account
                                    ----------- ----------- ----------- ----------- ----------- -----------
                                                                            AST         AST         AST
                                                                         Neuberger   Neuberger   Neuberger
                                        AST         AST         AST       Berman      Berman      Berman
                                    MFS Global    Mid-Cap      Money      Mid-Cap     Mid-Cap    Small-Cap
                                      Equity       Value      Market      Growth       Value      Growth
                                    ----------- ----------- ----------- ----------- ----------- -----------
ASSETS
Investments at fair value..........   $8,442      $4,157      $66,361     $  616      $2,259      $  816
Due from Allstate Life Insurance
 Company...........................       --          --           --         --          --          --
                                      ------      ------      -------     ------      ------      ------
    Total assets...................   $8,442      $4,157      $66,361     $  616      $2,259      $  816
                                      ======      ======      =======     ======      ======      ======
NET ASSETS
Accumulation units.................   $8,442      $4,157      $66,361     $  616      $2,259      $  816
Contracts in payout (annuitization)
 period............................       --          --           --         --          --          --
                                      ------      ------      -------     ------      ------      ------
    Total net assets...............   $8,442      $4,157      $66,361     $  616      $2,259      $  816
                                      ======      ======      =======     ======      ======      ======
FUND SHARE INFORMATION
Number of shares...................      611         345       66,361         27         134          76
                                      ======      ======      =======     ======      ======      ======
Cost of investments................   $9,087      $4,174      $66,361     $  610      $2,276      $  842
                                      ======      ======      =======     ======      ======      ======
ACCUMULATION UNIT VALUE
    Lowest.........................   $10.39      $ 9.71      $ 10.09     $10.46      $ 9.99      $11.19
                                      ======      ======      =======     ======      ======      ======
    Highest........................   $10.46      $ 9.78      $ 10.16     $10.53      $10.05      $11.27
                                      ======      ======      =======     ======      ======      ======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------


                                      Advanced     Advanced    Advanced     Advanced      Advanced      Advanced
                                       Series       Series      Series       Series        Series        Series
                                       Trust        Trust        Trust        Trust         Trust         Trust
                                    Sub-Account  Sub-Account  Sub-Account  Sub-Account   Sub-Account   Sub-Account
                                    ------------ ------------ ----------- ------------- ------------- -------------
                                        AST          AST                       AST           AST           AST
                                       PIMCO     Preservation     AST     T. Rowe Price T. Rowe Price T. Rowe Price
                                    Total Return    Asset      Small-Cap      Asset        Global       Large-Cap
                                        Bond      Allocation     Value     Allocation       Bond         Growth
                                    ------------ ------------ ----------- ------------- ------------- -------------
ASSETS
Investments at fair value..........   $66,655      $480,828     $22,112    $2,810,571      $6,150        $18,932
Due from Allstate Life Insurance
 Company...........................        --            --          --            --          --             --
                                      -------      --------     -------    ----------      ------        -------
    Total assets...................   $66,655      $480,828     $22,112    $2,810,571      $6,150        $18,932
                                      =======      ========     =======    ==========      ======        =======
NET ASSETS
Accumulation units.................   $66,655      $480,828     $22,112    $2,810,571      $6,150        $18,932
Contracts in payout (annuitization)
 period............................        --            --          --            --          --             --
                                      -------      --------     -------    ----------      ------        -------
    Total net assets...............   $66,655      $480,828     $22,112    $2,810,571      $6,150        $18,932
                                      =======      ========     =======    ==========      ======        =======
FUND SHARE INFORMATION
Number of shares...................     5,509        40,852       1,567       155,710         498          1,613
                                      =======      ========     =======    ==========      ======        =======
Cost of investments................   $66,699      $479,574     $25,400    $2,920,509      $6,080        $19,694
                                      =======      ========     =======    ==========      ======        =======
ACCUMULATION UNIT VALUE
    Lowest.........................   $ 10.56      $  10.45     $  9.42    $    10.16      $10.57        $ 10.04
                                      =======      ========     =======    ==========      ======        =======
    Highest........................   $ 10.64      $  10.52     $  9.48    $    10.23      $10.64        $ 10.11
                                      =======      ========     =======    ==========      ======        =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------

                                      Advanced     Advanced    AIM Variable  AIM Variable AIM Variable AIM Variable
                                       Series       Series      Insurance     Insurance    Insurance    Insurance
                                        Trust        Trust        Funds         Funds        Funds        Funds
                                     Sub-Account  Sub-Account  Sub-Account   Sub-Account  Sub-Account  Sub-Account
                                    ------------- ----------- -------------- ------------ ------------ ------------
                                         AST
                                    T. Rowe Price     AST                                  AIM V. I.    AIM V. I.
                                       Natural    UBS Dynamic   AIM V. I.     AIM V. I.     Capital      Capital
                                      Resources      Alpha    Basic Balanced Basic Value  Appreciation Development
                                    ------------- ----------- -------------- ------------ ------------ ------------
ASSETS
Investments at fair value..........    $44,091    $1,394,578   $39,457,902   $24,740,057  $167,151,434 $21,287,211
Due from Allstate Life Insurance
 Company...........................         --            --            --            --            --          --
                                       -------    ----------   -----------   -----------  ------------ -----------
    Total assets...................    $44,091    $1,394,578   $39,457,902   $24,740,057  $167,151,434 $21,287,211
                                       =======    ==========   ===========   ===========  ============ ===========
NET ASSETS
Accumulation units.................    $44,091    $1,394,578   $39,449,083   $24,738,979  $166,886,840 $21,252,415
Contracts in payout (annuitization)
 period............................         --            --         8,819         1,078       264,594      34,796
                                       -------    ----------   -----------   -----------  ------------ -----------
    Total net assets...............    $44,091    $1,394,578   $39,457,902   $24,740,057  $167,151,434 $21,287,211
                                       =======    ==========   ===========   ===========  ============ ===========
FUND SHARE INFORMATION
Number of shares...................      1,135       101,350     3,341,059     1,943,445     5,691,230   1,129,295
                                       =======    ==========   ===========   ===========  ============ ===========
Cost of investments................    $45,548    $1,419,094   $37,992,756   $20,926,724  $143,309,968 $15,739,180
                                       =======    ==========   ===========   ===========  ============ ===========
ACCUMULATION UNIT VALUE
    Lowest.........................    $ 11.59    $     9.65   $      8.97   $     12.55  $       6.95 $     14.26
                                       =======    ==========   ===========   ===========  ============ ===========
    Highest........................    $ 11.67    $     9.72   $     12.78   $     14.74  $      17.59 $     20.26
                                       =======    ==========   ===========   ===========  ============ ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------

                                    AIM Variable AIM Variable AIM Variable AIM Variable AIM Variable  AIM Variable
                                     Insurance    Insurance    Insurance    Insurance     Insurance    Insurance
                                       Funds        Funds        Funds        Funds         Funds        Funds
                                    Sub-Account  Sub-Account  Sub-Account  Sub-Account   Sub-Account  Sub-Account
                                    ------------ ------------ ------------ ------------ ------------- ------------
                                                  AIM V. I.    AIM V. I.                  AIM V. I.    AIM V. I.
                                     AIM V. I.   Diversified   Government   AIM V. I.   International  Large Cap
                                    Core Equity     Income     Securities   High Yield     Growth        Growth
                                    ------------ ------------ ------------ ------------ ------------- ------------
ASSETS
Investments at fair value.......... $194,919,453 $18,044,780  $22,708,937  $10,238,138   $58,799,786  $18,301,845
Due from Allstate Life Insurance
 Company...........................           --          --           --           --            --           --
                                    ------------ -----------  -----------  -----------   -----------  -----------
    Total assets................... $194,919,453 $18,044,780  $22,708,937  $10,238,138   $58,799,786  $18,301,845
                                    ============ ===========  ===========  ===========   ===========  ===========
NET ASSETS
Accumulation units................. $194,453,850 $17,990,710  $22,495,873  $10,227,957   $58,456,004  $18,300,863
Contracts in payout (annuitization)
 period............................      465,603      54,070      213,064       10,181       343,782          982
                                    ------------ -----------  -----------  -----------   -----------  -----------
    Total net assets............... $194,919,453 $18,044,780  $22,708,937  $10,238,138   $58,799,786  $18,301,845
                                    ============ ===========  ===========  ===========   ===========  ===========
FUND SHARE INFORMATION
Number of shares...................    6,695,962   2,313,433    1,884,559    1,783,648     1,748,433    1,154,691
                                    ============ ===========  ===========  ===========   ===========  ===========
Cost of investments................ $164,451,913 $20,969,714  $22,410,094  $11,336,189   $35,956,357  $14,354,537
                                    ============ ===========  ===========  ===========   ===========  ===========
ACCUMULATION UNIT VALUE
    Lowest......................... $       8.43 $     11.22  $     12.58  $     10.34   $     13.26  $     12.58
                                    ============ ===========  ===========  ===========   ===========  ===========
    Highest........................ $      21.55 $     13.87  $     14.85  $     14.87   $     25.71  $     12.70
                                    ============ ===========  ===========  ===========   ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------

                                                                                        AIM Variable  AIM Variable
                                    AIM Variable AIM Variable AIM Variable AIM Variable  Insurance     Insurance
                                     Insurance    Insurance    Insurance    Insurance      Funds         Funds
                                       Funds        Funds        Funds        Funds      Series II     Series II
                                    Sub-Account  Sub-Account  Sub-Account  Sub-Account  Sub-Account   Sub-Account
                                    ------------ ------------ ------------ ------------ ------------ --------------
                                     AIM V. I.                                           AIM V. I.
                                      Mid Cap     AIM V. I.    AIM V. I.    AIM V. I.      Basic       AIM V. I.
                                    Core Equity  Money Market  Technology   Utilities   Balanced II  Basic Value II
                                    ------------ ------------ ------------ ------------ ------------ --------------
ASSETS
Investments at fair value.......... $23,623,859  $21,739,818   $4,857,722  $13,859,397   $1,797,350   $19,438,477
Due from Allstate Life Insurance
 Company...........................          --           --           --           --           --            --
                                    -----------  -----------   ----------  -----------   ----------   -----------
    Total assets................... $23,623,859  $21,739,818   $4,857,722  $13,859,397   $1,797,350   $19,438,477
                                    ===========  ===========   ==========  ===========   ==========   ===========
NET ASSETS
Accumulation units................. $23,617,488  $21,720,910   $4,857,722  $13,773,994   $1,797,350   $19,438,477
Contracts in payout (annuitization)
 period............................       6,371       18,908           --       85,403           --            --
                                    -----------  -----------   ----------  -----------   ----------   -----------
    Total net assets............... $23,623,859  $21,739,818   $4,857,722  $13,859,397   $1,797,350   $19,438,477
                                    ===========  ===========   ==========  ===========   ==========   ===========
FUND SHARE INFORMATION
Number of shares...................   1,621,404   21,739,818      321,703      578,198      153,227     1,540,291
                                    ===========  ===========   ==========  ===========   ==========   ===========
Cost of investments................ $20,294,969  $21,739,818   $3,796,388  $ 9,326,985   $1,455,018   $16,608,304
                                    ===========  ===========   ==========  ===========   ==========   ===========
ACCUMULATION UNIT VALUE
    Lowest......................... $     13.23  $     10.80   $    12.79  $     20.52   $    10.88   $     12.20
                                    ===========  ===========   ==========  ===========   ==========   ===========
    Highest........................ $     17.98  $     12.84   $    13.08  $     20.98   $    11.41   $     16.41
                                    ===========  ===========   ==========  ===========   ==========   ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------

                                     AIM Variable    AIM Variable   AIM Variable  AIM Variable AIM Variable  AIM Variable
                                       Insurance      Insurance      Insurance     Insurance     Insurance     Insurance
                                         Funds          Funds          Funds         Funds         Funds         Funds
                                       Series II      Series II      Series II     Series II     Series II     Series II
                                      Sub-Account    Sub-Account    Sub-Account   Sub-Account   Sub-Account   Sub-Account
                                    --------------- -------------- -------------- ------------ ------------- -------------
                                       AIM V. I.      AIM V. I.                    AIM V. I.     AIM V. I.
                                        Capital        Capital       AIM V. I.    Diversified   Government     AIM V. I.
                                    Appreciation II Development II Core Equity II  Income II   Securities II High Yield II
                                    --------------- -------------- -------------- ------------ ------------- -------------
ASSETS
Investments at fair value..........   $7,992,016       $733,288      $4,618,125     $528,409    $1,089,092     $651,345
Due from Allstate Life Insurance
 Company...........................           --             --              --           --            --           --
                                      ----------       --------      ----------     --------    ----------     --------
    Total assets...................   $7,992,016       $733,288      $4,618,125     $528,409    $1,089,092     $651,345
                                      ==========       ========      ==========     ========    ==========     ========
NET ASSETS
Accumulation units.................   $7,992,016       $733,288      $4,618,125     $528,409    $1,089,092     $651,345
Contracts in payout (annuitization)
 period............................           --             --              --           --            --           --
                                      ----------       --------      ----------     --------    ----------     --------
    Total net assets...............   $7,992,016       $733,288      $4,618,125     $528,409    $1,089,092     $651,345
                                      ==========       ========      ==========     ========    ==========     ========
FUND SHARE INFORMATION
Number of shares...................      276,063         39,573         159,907       68,270        90,833      113,872
                                      ==========       ========      ==========     ========    ==========     ========
Cost of investments................   $5,875,750       $599,955      $3,943,207     $592,952    $1,110,610     $657,289
                                      ==========       ========      ==========     ========    ==========     ========
ACCUMULATION UNIT VALUE
    Lowest.........................   $    11.75       $  15.19      $    11.25     $  11.10    $    11.04     $  13.58
                                      ==========       ========      ==========     ========    ==========     ========
    Highest........................   $    15.93       $  15.85      $    13.86     $  11.64    $    11.59     $  14.15
                                      ==========       ========      ==========     ========    ==========     ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------

                                    AIM Variable  AIM Variable  AIM Variable  AIM Variable AIM Variable  AIM Variable
                                      Insurance    Insurance     Insurance     Insurance     Insurance    Insurance
                                        Funds        Funds         Funds         Funds         Funds        Funds
                                      Series II    Series II     Series II     Series II     Series II    Series II
                                     Sub-Account  Sub-Account   Sub-Account   Sub-Account   Sub-Account  Sub-Account
                                    ------------- ------------ -------------- ------------ ------------- ------------
                                      AIM V. I.    AIM V. I.     AIM V. I.     AIM V. I.
                                    International  Large Cap      Mid Cap        Money       AIM V. I.    AIM V. I.
                                      Growth II    Growth II   Core Equity II  Market II   Technology II Utilities II
                                    ------------- ------------ -------------- ------------ ------------- ------------
ASSETS
Investments at fair value..........  $1,636,148    $1,106,307    $6,739,231    $2,351,768    $119,112      $971,474
Due from Allstate Life Insurance
 Company...........................          --            --            --            --          --            --
                                     ----------    ----------    ----------    ----------    --------      --------
    Total assets...................  $1,636,148    $1,106,307    $6,739,231    $2,351,768    $119,112      $971,474
                                     ==========    ==========    ==========    ==========    ========      ========
NET ASSETS
Accumulation units.................  $1,636,148    $1,106,307    $6,723,428    $2,351,768    $119,112      $971,474
Contracts in payout (annuitization)
 period............................          --            --        15,803            --          --            --
                                     ----------    ----------    ----------    ----------    --------      --------
    Total net assets...............  $1,636,148    $1,106,307    $6,739,231    $2,351,768    $119,112      $971,474
                                     ==========    ==========    ==========    ==========    ========      ========
FUND SHARE INFORMATION
Number of shares...................      49,222        70,242       466,383     2,351,768       7,967        40,818
                                     ==========    ==========    ==========    ==========    ========      ========
Cost of investments................  $1,003,481    $  861,705    $5,929,635    $2,351,768    $ 92,879      $703,220
                                     ==========    ==========    ==========    ==========    ========      ========
ACCUMULATION UNIT VALUE
    Lowest.........................  $    20.31    $    12.46    $    12.98    $     9.76    $  12.53      $  20.23
                                     ==========    ==========    ==========    ==========    ========      ========
    Highest........................  $    21.31    $    12.62    $    15.41    $    10.43    $  12.85      $  20.64
                                     ==========    ==========    ==========    ==========    ========      ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------

                                      Alliance      Alliance      Alliance      Alliance      Alliance      Alliance
                                      Bernstein     Bernstein     Bernstein     Bernstein     Bernstein     Bernstein
                                      Variable      Variable      Variable      Variable      Variable      Variable
                                       Product       Product       Product       Product       Product       Product
                                     Series Fund   Series Fund   Series Fund   Series Fund   Series Fund   Series Fund
                                     Sub-Account   Sub-Account   Sub-Account   Sub-Account   Sub-Account   Sub-Account
                                    ------------- ------------- ------------- ------------- ------------- -------------
                                                    Alliance      Alliance      Alliance      Alliance      Alliance
                                      Alliance    Bernstein VPS Bernstein VPS Bernstein VPS Bernstein VPS Bernstein VPS
                                    Bernstein VPS   Growth &    International   Large Cap     Small/Mid      Utility
                                       Growth        Income         Value        Growth       Cap Value      Income
                                    ------------- ------------- ------------- ------------- ------------- -------------
ASSETS
Investments at fair value..........  $55,665,096  $165,770,841   $42,873,418   $39,212,588   $44,404,325   $8,265,132
Due from Allstate Life Insurance
 Company...........................           --            --            --            --            --           --
                                     -----------  ------------   -----------   -----------   -----------   ----------
    Total assets...................  $55,665,096  $165,770,841   $42,873,418   $39,212,588   $44,404,325   $8,265,132
                                     ===========  ============   ===========   ===========   ===========   ==========
NET ASSETS
Accumulation units.................  $55,632,381  $165,582,742   $42,873,418   $39,212,588   $44,404,325   $8,225,823
Contracts in payout (annuitization)
 period............................       32,715       188,099            --            --            --       39,309
                                     -----------  ------------   -----------   -----------   -----------   ----------
    Total net assets...............  $55,665,096  $165,770,841   $42,873,418   $39,212,588   $44,404,325   $8,265,132
                                     ===========  ============   ===========   ===========   ===========   ==========
FUND SHARE INFORMATION
Number of shares...................    2,482,832     6,243,723     1,723,208     1,308,831     2,607,418      279,700
                                     ===========  ============   ===========   ===========   ===========   ==========
Cost of investments................  $43,956,455  $136,596,960   $36,052,714   $32,127,432   $40,885,350   $6,360,566
                                     ===========  ============   ===========   ===========   ===========   ==========
ACCUMULATION UNIT VALUE
    Lowest.........................  $      7.35  $      12.20   $     15.97   $      6.91   $     17.92   $    15.56
                                     ===========  ============   ===========   ===========   ===========   ==========
    Highest........................  $     16.85  $      16.68   $     16.54   $     15.35   $     19.07   $    16.12
                                     ===========  ============   ===========   ===========   ===========   ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------

                                      Alliance                      Dreyfus
                                      Bernstein      American      Socially                   Dreyfus      Dreyfus
                                      Variable        Century     Responsible                 Variable     Variable
                                       Product       Variable       Growth    Dreyfus Stock  Investment   Investment
                                     Series Fund  Portfolios, Inc Fund, Inc.   Index Fund       Fund         Fund
                                     Sub-Account    Sub-Account   Sub-Account  Sub-Account  Sub-Account  Sub-Account
                                    ------------- --------------- ----------- ------------- ------------ ------------
                                                                    Dreyfus
                                      Alliance       American      Socially
                                    Bernstein VPS     Century     Responsible Dreyfus Stock VIF Growth &     VIF
                                        Value       VP Balanced   Growth Fund  Index Fund      Income    Money Market
                                    ------------- --------------- ----------- ------------- ------------ ------------
ASSETS
Investments at fair value..........  $3,746,707       $23,707      $158,575    $1,290,547     $223,282     $773,155
Due from Allstate Life Insurance
 Company...........................          --            --            --            --           --           --
                                     ----------       -------      --------    ----------     --------     --------
    Total assets...................  $3,746,707       $23,707      $158,575    $1,290,547     $223,282     $773,155
                                     ==========       =======      ========    ==========     ========     ========
NET ASSETS
Accumulation units.................  $3,746,707       $23,707      $158,575    $1,290,547     $223,282     $773,155
Contracts in payout (annuitization)
 period............................          --            --            --            --           --           --
                                     ----------       -------      --------    ----------     --------     --------
    Total net assets...............  $3,746,707       $23,707      $158,575    $1,290,547     $223,282     $773,155
                                     ==========       =======      ========    ==========     ========     ========
FUND SHARE INFORMATION
Number of shares...................     271,697         3,234         5,199        34,507        8,780      773,155
                                     ==========       =======      ========    ==========     ========     ========
Cost of investments................  $3,671,140       $22,676      $140,764    $1,003,707     $190,212     $773,155
                                     ==========       =======      ========    ==========     ========     ========
ACCUMULATION UNIT VALUE
    Lowest.........................  $    11.73       $ 15.73      $   6.73    $     9.69     $  10.25     $  10.44
                                     ==========       =======      ========    ==========     ========     ========
    Highest........................  $    12.16       $ 15.73      $  12.55    $    15.32     $  14.46     $  12.42
                                     ==========       =======      ========    ==========     ========     ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------

                                        DWS         DWS          DWS          DWS          DWS          DWS
                                     Variable    Variable     Variable     Variable     Variable     Variable
                                     Series I    Series I     Series I     Series I     Series I     Series II
                                    Sub-Account Sub-Account  Sub-Account  Sub-Account  Sub-Account  Sub-Account
                                    ----------- ----------- ------------- ----------- ------------- -----------
                                                  DWS VIP      DWS VIP      DWS VIP
                                      DWS VIP     Capital      Global     Growth and     DWS VIP      DWS VIP
                                      Bond A     Growth A   Opportunities  Income A   International Balanced A
                                    ----------- ----------- ------------- ----------- ------------- -----------
ASSETS
Investments at fair value..........  $788,495   $1,693,676   $1,728,047    $635,199     $876,571    $1,997,199
Due from Allstate Life Insurance
 Company...........................    27,657           --           --          --           --        54,015
                                     --------   ----------   ----------    --------     --------    ----------
    Total assets...................  $816,152   $1,693,676   $1,728,047    $635,199     $876,571    $2,051,214
                                     ========   ==========   ==========    ========     ========    ==========
NET ASSETS
Accumulation units.................  $784,855   $1,691,338   $1,728,047    $635,199     $875,121    $1,990,092
Contracts in payout (annuitization)
 period............................    31,297        2,338           --          --        1,450        61,122
                                     --------   ----------   ----------    --------     --------    ----------
    Total net assets...............  $816,152   $1,693,676   $1,728,047    $635,199     $876,571    $2,051,214
                                     ========   ==========   ==========    ========     ========    ==========
FUND SHARE INFORMATION
Number of shares...................   112,965       82,983       94,532      58,760       58,399        80,500
                                     ========   ==========   ==========    ========     ========    ==========
Cost of investments................  $775,378   $1,389,014   $1,214,275    $541,738     $615,694    $1,742,067
                                     ========   ==========   ==========    ========     ========    ==========
ACCUMULATION UNIT VALUE
    Lowest.........................  $  14.36   $    12.65   $    27.81    $  11.29     $  16.45    $    12.09
                                     ========   ==========   ==========    ========     ========    ==========
    Highest........................  $  14.49   $    12.76   $    28.07    $  11.39     $  16.60    $    12.13
                                     ========   ==========   ==========    ========     ========    ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------

                                                                             Fidelity      Fidelity      Fidelity
                                        DWS         DWS       Federated      Variable      Variable      Variable
                                     Variable    Variable     Insurance     Insurance      Insurance     Insurance
                                     Series II   Series II     Series     Products Fund  Products Fund Products Fund
                                    Sub-Account Sub-Account  Sub-Account   Sub-Account    Sub-Account   Sub-Account
                                    ----------- ----------- ------------- -------------- ------------- -------------
                                      DWS VIP     DWS VIP     Federated
                                       Money     Small Cap      Prime                         VIP
                                    Market A II  Growth A   Money Fund II VIP Contrafund Equity-Income  VIP Growth
                                    ----------- ----------- ------------- -------------- ------------- -------------
ASSETS
Investments at fair value.......... $1,032,898   $464,528    $10,660,654   $14,275,262    $2,781,889    $7,457,674
Due from Allstate Life Insurance
 Company...........................         --         --             --            --            --            --
                                    ----------   --------    -----------   -----------    ----------    ----------
    Total assets................... $1,032,898   $464,528    $10,660,654   $14,275,262    $2,781,889    $7,457,674
                                    ==========   ========    ===========   ===========    ==========    ==========
NET ASSETS
Accumulation units................. $1,032,898   $464,528    $10,053,426   $14,209,183    $2,752,378    $7,447,861
Contracts in payout (annuitization)
 period............................         --         --        607,228        66,079        29,511         9,813
                                    ----------   --------    -----------   -----------    ----------    ----------
    Total net assets............... $1,032,898   $464,528    $10,660,654   $14,275,262    $2,781,889    $7,457,674
                                    ==========   ========    ===========   ===========    ==========    ==========
FUND SHARE INFORMATION
Number of shares...................  1,032,898     30,825     10,660,654       511,658       116,348       165,285
                                    ==========   ========    ===========   ===========    ==========    ==========
Cost of investments................ $1,032,898   $386,466    $10,660,654   $13,041,362    $2,754,739    $6,366,695
                                    ==========   ========    ===========   ===========    ==========    ==========
ACCUMULATION UNIT VALUE
    Lowest......................... $    10.48   $  12.76    $     10.39   $     14.91    $    13.76    $     8.46
                                    ==========   ========    ===========   ===========    ==========    ==========
    Highest........................ $    10.50   $  12.79    $     13.19   $     26.46    $    17.06    $    18.09
                                    ==========   ========    ===========   ===========    ==========    ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------

                                                                                       Fidelity          Fidelity
                            Fidelity      Fidelity       Fidelity      Fidelity        Variable          Variable
                            Variable      Variable       Variable      Variable        Insurance         Insurance
                            Insurance     Insurance     Insurance      Insurance     Products Fund     Products Fund
                          Products Fund Products Fund Products Fund  Products Fund (Service Class 2) (Service Class 2)
                           Sub-Account   Sub-Account   Sub-Account    Sub-Account     Sub-Account       Sub-Account
                          ------------- ------------- -------------- ------------- ----------------- -----------------
                                                                                       VIP Asset
                            VIP High                  VIP Investment      VIP       Manager Growth    VIP Contrafund
                             Income     VIP Index 500   Grade Bond     Overseas    (Service Class 2) (Service Class 2)
                          ------------- ------------- -------------- ------------- ----------------- -----------------
ASSETS
Investments at fair value  $2,566,776    $9,911,994     $3,459,520    $3,642,273        $66,265        $110,026,520
Due from Allstate Life
 Insurance Company.......          --            --             --            --             --                  --
                           ----------    ----------     ----------    ----------        -------        ------------
    Total assets.........  $2,566,776    $9,911,994     $3,459,520    $3,642,273        $66,265        $110,026,520
                           ==========    ==========     ==========    ==========        =======        ============
NET ASSETS
Accumulation units.......  $2,566,776    $9,906,590     $3,459,520    $3,642,273        $66,265        $109,670,051
Contracts in payout
 (annuitization) period..          --         5,404             --            --             --             356,469
                           ----------    ----------     ----------    ----------        -------        ------------
    Total net assets.....  $2,566,776    $9,911,994     $3,459,520    $3,642,273        $66,265        $110,026,520
                           ==========    ==========     ==========    ==========        =======        ============
FUND SHARE
 INFORMATION
Number of shares.........     429,227        60,432        271,122       143,850          4,323           4,006,792
                           ==========    ==========     ==========    ==========        =======        ============
Cost of investments......  $2,826,437    $8,042,059     $3,463,668    $2,686,599        $54,187        $122,133,172
                           ==========    ==========     ==========    ==========        =======        ============
ACCUMULATION UNIT
 VALUE
    Lowest...............  $    10.48    $     9.77     $    14.33    $    12.60        $ 12.55        $      11.68
                           ==========    ==========     ==========    ==========        =======        ============
    Highest..............  $    11.80    $    11.38     $    14.82    $    16.09        $ 12.55        $      21.17
                           ==========    ==========     ==========    ==========        =======        ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------

                              Fidelity          Fidelity          Fidelity          Fidelity          Fidelity
                              Variable          Variable          Variable          Variable          Variable
                              Insurance         Insurance         Insurance         Insurance         Insurance
                            Products Fund     Products Fund     Products Fund     Products Fund     Products Fund
                          (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2)
                             Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                          ----------------- ----------------- ----------------- ----------------- -----------------
                                                                                                     VIP Freedom
                                 VIP           VIP Freedom       VIP Freedom       VIP Freedom         Income
                            Equity-Income    2010 Portfolio    2020 Portfolio    2030 Portfolio       Portfolio
                          (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2)
                          ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments at fair value    $3,575,085        $6,320,399        $6,601,645        $2,226,232        $1,935,869
Due from Allstate Life
 Insurance Company.......            --                --                --                --                --
                             ----------        ----------        ----------        ----------        ----------
    Total assets.........    $3,575,085        $6,320,399        $6,601,645        $2,226,232        $1,935,869
                             ==========        ==========        ==========        ==========        ==========
NET ASSETS
Accumulation units.......    $3,575,085        $6,320,399        $6,601,645        $2,226,232        $1,935,869
Contracts in payout
 (annuitization) period..            --                --                --                --                --
                             ----------        ----------        ----------        ----------        ----------
    Total net assets.....    $3,575,085        $6,320,399        $6,601,645        $2,226,232        $1,935,869
                             ==========        ==========        ==========        ==========        ==========
FUND SHARE
 INFORMATION
Number of shares.........       151,679           530,235           523,940           171,380           179,580
                             ==========        ==========        ==========        ==========        ==========
Cost of investments......    $3,357,871        $6,217,562        $6,546,351        $2,186,130        $1,963,766
                             ==========        ==========        ==========        ==========        ==========
ACCUMULATION UNIT
 VALUE
    Lowest...............    $    12.83        $    11.04        $    11.27        $    11.42        $    10.73
                             ==========        ==========        ==========        ==========        ==========
    Highest..............    $    16.37        $    11.22        $    11.41        $    11.54        $    10.84
                             ==========        ==========        ==========        ==========        ==========

                              Fidelity
                              Variable
                              Insurance
                            Products Fund
                          (Service Class 2)
                             Sub-Account
                          -----------------
                                 VIP
                              Growth &
                               Income
                          (Service Class 2)
                          -----------------
ASSETS
Investments at fair value    $15,234,001
Due from Allstate Life
 Insurance Company.......             --
                             -----------
    Total assets.........    $15,234,001
                             ===========
NET ASSETS
Accumulation units.......    $15,234,001
Contracts in payout
 (annuitization) period..             --
                             -----------
    Total net assets.....    $15,234,001
                             ===========
FUND SHARE
 INFORMATION
Number of shares.........        908,950
                             ===========
Cost of investments......    $13,217,490
                             ===========
ACCUMULATION UNIT
 VALUE
    Lowest...............    $     13.19
                             ===========
    Highest..............    $     13.67
                             ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------

                              Fidelity          Fidelity          Fidelity          Fidelity          Fidelity
                              Variable          Variable          Variable          Variable          Variable
                              Insurance         Insurance         Insurance         Insurance         Insurance
                            Products Fund     Products Fund     Products Fund     Products Fund     Products Fund
                          (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2)
                             Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                          ----------------- ----------------- ----------------- ----------------- -----------------
                                               VIP Growth           High                           VIP Investment
                             VIP Growth      Stock Portfolio       Income         VIP Index 500      Grade Bond
                          (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2)
                          ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments at fair value     $722,041         $1,724,323        $11,263,572       $9,065,635          $17,862
Due from Allstate Life
 Insurance Company.......           --                 --                 --               --               --
                              --------         ----------        -----------       ----------          -------
    Total assets.........     $722,041         $1,724,323        $11,263,572       $9,065,635          $17,862
                              ========         ==========        ===========       ==========          =======
NET ASSETS
Accumulation units.......     $722,041         $1,724,323        $11,263,572       $9,065,635          $17,862
Contracts in payout
 (annuitization) period..           --                 --                 --               --               --
                              --------         ----------        -----------       ----------          -------
    Total net assets.....     $722,041         $1,724,323        $11,263,572       $9,065,635          $17,862
                              ========         ==========        ===========       ==========          =======
FUND SHARE
 INFORMATION
Number of shares.........       16,171            123,519          1,915,574           55,689            1,424
                              ========         ==========        ===========       ==========          =======
Cost of investments......     $469,512         $1,614,745        $12,059,520       $8,641,038          $18,475
                              ========         ==========        ===========       ==========          =======
ACCUMULATION UNIT
 VALUE
    Lowest...............     $  10.49         $    11.59        $     11.29       $    11.04          $ 12.08
                              ========         ==========        ===========       ==========          =======
    Highest..............     $  15.35         $    11.79        $     15.37       $    15.04          $ 12.08
                              ========         ==========        ===========       ==========          =======

                              Fidelity
                              Variable
                              Insurance
                            Products Fund
                          (Service Class 2)
                             Sub-Account
                          -----------------

                             VIP Mid Cap
                          (Service Class 2)
                          -----------------
ASSETS
Investments at fair value    $32,122,086
Due from Allstate Life
 Insurance Company.......             --
                             -----------
    Total assets.........    $32,122,086
                             ===========
NET ASSETS
Accumulation units.......    $31,848,487
Contracts in payout
 (annuitization) period..        273,599
                             -----------
    Total net assets.....    $32,122,086
                             ===========
FUND SHARE
 INFORMATION
Number of shares.........        901,546
                             ===========
Cost of investments......    $29,920,818
                             ===========
ACCUMULATION UNIT
 VALUE
    Lowest...............    $     11.07
                             ===========
    Highest..............    $     15.33
                             ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------

                              Fidelity          Fidelity         Franklin       Franklin       Franklin       Franklin
                              Variable          Variable        Templeton      Templeton      Templeton      Templeton
                              Insurance         Insurance        Variable       Variable       Variable       Variable
                            Products Fund     Products Fund     Insurance      Insurance      Insurance      Insurance
                          (Service Class 2) (Service Class 2) Products Trust Products Trust Products Trust Products Trust
                             Sub-Account       Sub-Account     Sub-Account    Sub-Account    Sub-Account    Sub-Account
                          ----------------- ----------------- -------------- -------------- -------------- --------------
                                                                 Franklin       Franklin
                              VIP Money                          Flex Cap      Growth and                     Franklin
                               Market         VIP Overseas        Growth         Income     Franklin High      Income
                          (Service Class 2) (Service Class 2)   Securities     Securities    Income Sec 2    Securities
                          ----------------- ----------------- -------------- -------------- -------------- --------------
ASSETS
Investments at fair value    $9,647,596         $181,526        $5,545,929    $80,067,207    $11,885,651    $315,068,378
Due from Allstate Life
 Insurance Company.......            --               --                --             --             --              --
                             ----------         --------        ----------    -----------    -----------    ------------
    Total assets.........    $9,647,596         $181,526        $5,545,929    $80,067,207    $11,885,651    $315,068,378
                             ==========         ========        ==========    ===========    ===========    ============
NET ASSETS
Accumulation units.......    $9,647,596         $181,526        $5,545,929    $79,722,117    $11,882,493    $314,131,076
Contracts in payout
 (annuitization) period..            --               --                --        345,090          3,158         937,302
                             ----------         --------        ----------    -----------    -----------    ------------
    Total net assets.....    $9,647,596         $181,526        $5,545,929    $80,067,207    $11,885,651    $315,068,378
                             ==========         ========        ==========    ===========    ===========    ============
FUND SHARE
 INFORMATION
Number of shares.........     9,647,596            7,226           436,001      5,388,103      1,800,856      18,201,524
                             ==========         ========        ==========    ===========    ===========    ============
Cost of investments......    $9,647,596         $150,541        $4,692,845    $78,367,266    $11,943,085    $295,398,533
                             ==========         ========        ==========    ===========    ===========    ============
ACCUMULATION UNIT
 VALUE
    Lowest...............    $    10.37         $  15.13        $    12.64    $     15.30    $     11.46    $      12.86
                             ==========         ========        ==========    ===========    ===========    ============
    Highest..............    $    10.60         $  22.40        $    13.10    $     16.47    $     11.97    $      13.51
                             ==========         ========        ==========    ===========    ===========    ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------

                                    Franklin       Franklin       Franklin       Franklin       Franklin       Franklin
                                   Templeton      Templeton      Templeton      Templeton      Templeton      Templeton
                                    Variable       Variable       Variable       Variable       Variable       Variable
                                   Insurance      Insurance      Insurance      Insurance      Insurance      Insurance
                                 Products Trust Products Trust Products Trust Products Trust Products Trust Products Trust
                                  Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account
                                 -------------- -------------- -------------- -------------- -------------- --------------
                                                                  Franklin
                                    Franklin       Franklin        Small
                                   Large Cap      Small Cap       Mid-Cap
                                     Growth         Value          Growth     Franklin U.S.      Mutual     Mutual Shares
                                   Securities     Securities     Securities     Government     Discovery      Securities
                                 -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments at fair value.......  $79,677,140    $66,006,112     $3,480,132    $25,035,198    $32,765,563    $223,677,810
Due from Allstate Life Insurance
 Company........................           --             --             --             --             --              --
                                  -----------    -----------     ----------    -----------    -----------    ------------
    Total assets................  $79,677,140    $66,006,112     $3,480,132    $25,035,198    $32,765,563    $223,677,810
                                  ===========    ===========     ==========    ===========    ===========    ============
NET ASSETS
Accumulation units..............  $79,634,143    $65,764,102     $3,480,132    $24,982,964    $32,640,881    $223,062,411
Contracts in payout
 (annuitization) period.........       42,997        242,010             --         52,234        124,682         615,399
                                  -----------    -----------     ----------    -----------    -----------    ------------
    Total net assets............  $79,677,140    $66,006,112     $3,480,132    $25,035,198    $32,765,563    $223,677,810
                                  ===========    ===========     ==========    ===========    ===========    ============
FUND SHARE
 INFORMATION
Number of shares................    4,618,965      3,860,007        151,904      1,969,724      1,383,097      11,078,643
                                  ===========    ===========     ==========    ===========    ===========    ============
Cost of investments.............  $72,172,726    $59,402,815     $2,293,990    $24,647,149    $29,524,734    $194,780,781
                                  ===========    ===========     ==========    ===========    ===========    ============
ACCUMULATION UNIT
 VALUE
    Lowest......................  $     11.57    $     12.38     $     8.50    $     10.65    $     11.93    $      13.62
                                  ===========    ===========     ==========    ===========    ===========    ============
    Highest.....................  $     12.06    $     21.38     $    22.67    $     11.22    $     15.29    $      23.46
                                  ===========    ===========     ==========    ===========    ===========    ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------

                             Franklin       Franklin       Franklin       Franklin
                            Templeton      Templeton      Templeton      Templeton    Goldman Sachs  Goldman Sachs
                             Variable       Variable       Variable       Variable       Variable       Variable
                            Insurance      Insurance      Insurance      Insurance      Insurance      Insurance
                          Products Trust Products Trust Products Trust Products Trust     Trust          Trust
                           Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account
                          -------------- -------------- -------------- -------------- -------------- --------------
                            Templeton
                            Developing     Templeton      Templeton      Templeton
                             Markets        Foreign     Global Income      Growth          VIT       VIT Growth and
                            Securities     Securities     Securities     Securities   Capital Growth     Income
                          -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments at fair value  $50,314,384    $240,017,725    $3,586,965     $3,731,455      $39,620       $9,742,508
Due from Allstate Life
 Insurance Company.......           --              --            --             --           --               --
                           -----------    ------------    ----------     ----------      -------       ----------
    Total assets.........  $50,314,384    $240,017,725    $3,586,965     $3,731,455      $39,620       $9,742,508
                           ===========    ============    ==========     ==========      =======       ==========
NET ASSETS
Accumulation units.......  $50,060,366    $239,927,488    $3,505,424     $3,731,455      $39,620       $9,742,508
Contracts in payout
 (annuitization) period..      254,018          90,237        81,541             --           --               --
                           -----------    ------------    ----------     ----------      -------       ----------
    Total net assets.....  $50,314,384    $240,017,725    $3,586,965     $3,731,455      $39,620       $9,742,508
                           ===========    ============    ==========     ==========      =======       ==========
FUND SHARE
 INFORMATION
Number of shares.........    3,144,649      11,852,727       214,531        241,675        3,112          777,535
                           ===========    ============    ==========     ==========      =======       ==========
Cost of investments......  $34,009,666    $188,952,359    $3,079,650     $3,115,320      $35,699       $9,943,535
                           ===========    ============    ==========     ==========      =======       ==========
ACCUMULATION UNIT
 VALUE
    Lowest...............  $     26.79    $      14.16    $    16.17     $    14.68      $  8.40       $    12.19
                           ===========    ============    ==========     ==========      =======       ==========
    Highest..............  $     42.26    $      23.79    $    22.19     $    20.99      $ 12.63       $    13.80
                           ===========    ============    ==========     ==========      =======       ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------

                          Goldman Sachs Goldman Sachs Goldman Sachs Goldman Sachs
                            Variable      Variable      Variable      Variable                      Janus
                            Insurance     Insurance     Insurance     Insurance      Janus       Aspen Series
                              Trust         Trust         Trust         Trust     Aspen Series (Service Shares)
                           Sub-Account   Sub-Account   Sub-Account   Sub-Account  Sub-Account    Sub-Account
                          ------------- ------------- ------------- ------------- ------------ ----------------
                                             VIT           VIT           VIT
                                          Strategic    Structured    Structured
                               VIT      International   Small Cap    U.S. Equity     Forty      Foreign Stock
                          Mid Cap Value    Equity      Equity Fund      Fund       Portfolio   (Service Shares)
                          ------------- ------------- ------------- ------------- ------------ ----------------
ASSETS
Investments at fair value  $ 8,994,631     $6,486      $19,318,999   $14,181,637    $23,167        $54,304
Due from Allstate Life
 Insurance Company.......           --         --               --            --         --             --
                           -----------     ------      -----------   -----------    -------        -------
    Total assets.........  $ 8,994,631     $6,486      $19,318,999   $14,181,637    $23,167        $54,304
                           ===========     ======      ===========   ===========    =======        =======
NET ASSETS
Accumulation units.......  $ 8,994,631     $6,486      $19,318,999   $14,181,637    $23,167        $54,304
Contracts in payout
 (annuitization) period..           --         --               --            --         --             --
                           -----------     ------      -----------   -----------    -------        -------
    Total net assets.....  $ 8,994,631     $6,486      $19,318,999   $14,181,637    $23,167        $54,304
                           ===========     ======      ===========   ===========    =======        =======
FUND SHARE
 INFORMATION
Number of shares.........      641,557        471        1,803,828     1,077,632        563          2,842
                           ===========     ======      ===========   ===========    =======        =======
Cost of investments......  $10,213,791     $4,883      $25,405,290   $14,293,363    $12,161        $32,779
                           ===========     ======      ===========   ===========    =======        =======
ACCUMULATION UNIT
 VALUE
    Lowest...............  $     12.79     $16.36      $     10.00   $      9.43    $ 18.39        $ 22.14
                           ===========     ======      ===========   ===========    =======        =======
    Highest..............  $     26.83     $16.36      $     17.18   $     13.07    $ 18.39        $ 22.14
                           ===========     ======      ===========   ===========    =======        =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------

                             Lazard       Legg Mason        Legg Mason
                           Retirement  Partners Variable Partners Variable Lord Abbett  Lord Abbett   Lord Abbett
                          Series, Inc. Portfolios I, Inc Portfolios I, Inc Series Fund  Series Fund   Series Fund
                          Sub-Account     Sub-Account       Sub-Account    Sub-Account  Sub-Account   Sub-Account
                          ------------ ----------------- ----------------- ----------- -------------- -----------
                                          Legg Mason        Legg Mason
                                           Variable          Variable
                            Emerging      Fundamental        Investors                                Growth and
                            Markets     Value Portfolio     Portfolio I     All Value  Bond-Debenture   Income
                          ------------ ----------------- ----------------- ----------- -------------- -----------
ASSETS
Investments at fair value   $21,197         $7,813            $10,104      $15,379,877  $41,844,986   $50,506,009
Due from Allstate Life
 Insurance Company.......        --             --                 --               --           --            --
                            -------         ------            -------      -----------  -----------   -----------
    Total assets.........   $21,197         $7,813            $10,104      $15,379,877  $41,844,986   $50,506,009
                            =======         ======            =======      ===========  ===========   ===========
NET ASSETS
Accumulation units.......   $21,197         $7,813            $10,104      $15,357,187  $41,801,830   $50,404,292
Contracts in payout
 (annuitization) period..        --             --                 --           22,690       43,156       101,717
                            -------         ------            -------      -----------  -----------   -----------
    Total net assets.....   $21,197         $7,813            $10,104      $15,379,877  $41,844,986   $50,506,009
                            =======         ======            =======      ===========  ===========   ===========
FUND SHARE
 INFORMATION
Number of shares.........       827            360                612          913,294    3,555,224     1,809,603
                            =======         ======            =======      ===========  ===========   ===========
Cost of investments......   $11,291         $8,617            $ 8,073      $13,982,461  $42,729,006   $50,929,955
                            =======         ======            =======      ===========  ===========   ===========
ACCUMULATION UNIT
 VALUE
    Lowest...............   $ 52.99         $ 9.50            $ 13.68      $     13.16  $     11.24   $     12.58
                            =======         ======            =======      ===========  ===========   ===========
    Highest..............   $ 52.99         $ 9.50            $ 13.68      $     13.74  $     11.73   $     13.14
                            =======         ======            =======      ===========  ===========   ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------

                                                           MFS Variable MFS Variable  MFS Variable   MFS Variable
                                  Lord Abbett  Lord Abbett  Insurance    Insurance      Insurance     Insurance
                                  Series Fund  Series Fund    Trust        Trust          Trust         Trust
                                  Sub-Account  Sub-Account Sub-Account  Sub-Account    Sub-Account   Sub-Account
                                 ------------- ----------- ------------ ------------ --------------- ------------
                                    Growth       Mid-Cap   MFS Emerging     MFS            MFS         MFS New
                                 Opportunities    Value       Growth    High Income  Investors Trust  Discovery
                                 ------------- ----------- ------------ ------------ --------------- ------------
ASSETS
Investments at fair value.......  $20,968,977  $52,146,820  $1,718,438    $729,333     $3,170,936     $3,079,926
Due from Allstate Life Insurance
 Company........................           --           --          --          --             --             --
                                  -----------  -----------  ----------    --------     ----------     ----------
    Total assets................  $20,968,977  $52,146,820  $1,718,438    $729,333     $3,170,936     $3,079,926
                                  ===========  ===========  ==========    ========     ==========     ==========
NET ASSETS
Accumulation units..............  $20,966,767  $51,913,700  $1,712,622    $729,333     $3,170,936     $3,079,926
Contracts in payout
 (annuitization) period.........        2,210      233,120       5,816          --             --             --
                                  -----------  -----------  ----------    --------     ----------     ----------
    Total net assets............  $20,968,977  $52,146,820  $1,718,438    $729,333     $3,170,936     $3,079,926
                                  ===========  ===========  ==========    ========     ==========     ==========
FUND SHARE
 INFORMATION
Number of shares................    1,283,291    2,759,091      68,710      76,611        134,819        185,203
                                  ===========  ===========  ==========    ========     ==========     ==========
Cost of investments.............  $19,028,150  $58,591,218  $1,789,437    $734,270     $2,357,388     $2,759,712
                                  ===========  ===========  ==========    ========     ==========     ==========
ACCUMULATION UNIT
 VALUE
    Lowest......................  $     14.09  $     12.53  $     6.66    $  12.81     $    10.37     $     9.61
                                  ===========  ===========  ==========    ========     ==========     ==========
    Highest.....................  $     14.69  $     13.08  $    16.95    $  13.25     $    12.56     $    19.72
                                  ===========  ===========  ==========    ========     ==========     ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------

                                                                   MFS Variable    MFS Variable    MFS Variable
                          MFS Variable MFS Variable MFS Variable     Insurance       Insurance       Insurance
                           Insurance    Insurance     Insurance        Trust           Trust           Trust
                             Trust        Trust         Trust     (Service Class) (Service Class) (Service Class)
                          Sub-Account  Sub-Account   Sub-Account    Sub-Account     Sub-Account     Sub-Account
                          ------------ ------------ ------------- --------------- --------------- ---------------
                                                                   MFS Emerging    MFS Investors      MFS New
                              MFS      MFS Research                   Growth           Trust         Discovery
                            Research       Bond     MFS Utilities (Service Class) (Service Class) (Service Class)
                          ------------ ------------ ------------- --------------- --------------- ---------------
ASSETS
Investments at fair value  $1,184,782   $2,205,307    $442,197       $535,531        $675,797        $738,883
Due from Allstate Life
 Insurance Company.......          --           --          --             --              --              --
                           ----------   ----------    --------       --------        --------        --------
    Total assets.........  $1,184,782   $2,205,307    $442,197       $535,531        $675,797        $738,883
                           ==========   ==========    ========       ========        ========        ========
NET ASSETS
Accumulation units.......  $1,184,782   $2,205,307    $442,197       $535,531        $675,797        $738,883
Contracts in payout
 (annuitization) period..          --           --          --             --              --              --
                           ----------   ----------    --------       --------        --------        --------
    Total net assets.....  $1,184,782   $2,205,307    $442,197       $535,531        $675,797        $738,883
                           ==========   ==========    ========       ========        ========        ========
FUND SHARE
 INFORMATION
Number of shares.........      58,421      190,113      12,825         21,761          28,893          45,302
                           ==========   ==========    ========       ========        ========        ========
Cost of investments......  $1,065,816   $2,204,547    $332,794       $345,949        $456,591        $601,890
                           ==========   ==========    ========       ========        ========        ========
ACCUMULATION UNIT
 VALUE
    Lowest...............  $     8.87   $    14.37    $  22.04       $   9.98        $  11.16        $  10.05
                           ==========   ==========    ========       ========        ========        ========
    Highest..............  $    11.58   $    14.86    $  22.75       $  15.94        $  14.66        $  14.04
                           ==========   ==========    ========       ========        ========        ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------


                           MFS Variable    MFS Variable   Morgan Stanley Morgan Stanley  Morgan Stanley Morgan Stanley
                             Insurance       Insurance       Variable       Variable        Variable       Variable
                               Trust           Trust        Investment     Investment      Investment     Investment
                          (Service Class) (Service Class)     Series         Series          Series         Series
                            Sub-Account     Sub-Account    Sub-Account     Sub-Account    Sub-Account    Sub-Account
                          --------------- --------------- -------------- --------------- -------------- --------------
                           MFS Research    MFS Utilities    Aggressive                                     European
                          (Service Class) (Service Class)     Equity     Dividend Growth     Equity         Growth
                          --------------- --------------- -------------- --------------- -------------- --------------
ASSETS
Investments at fair value    $456,241       $2,074,790     $24,269,228   $  343,677,242   $314,112,622   $117,876,939
Due from Allstate Life
 Insurance Company.......          --               --              --               --             --             --
                             --------       ----------     -----------   --------------   ------------   ------------
    Total assets.........    $456,241       $2,074,790     $24,269,228   $  343,677,242   $314,112,622   $117,876,939
                             ========       ==========     ===========   ==============   ============   ============
NET ASSETS
Accumulation units.......    $456,241       $2,074,790     $24,230,913   $  339,458,356   $311,691,678   $117,084,196
Contracts in payout
 (annuitization) period..          --               --          38,315        4,218,886      2,420,944        792,743
                             --------       ----------     -----------   --------------   ------------   ------------
    Total net assets.....    $456,241       $2,074,790     $24,269,228   $  343,677,242   $314,112,622   $117,876,939
                             ========       ==========     ===========   ==============   ============   ============
FUND SHARE
 INFORMATION
Number of shares.........      22,631           60,826       1,365,742       20,204,423      8,916,055      4,088,690
                             ========       ==========     ===========   ==============   ============   ============
Cost of investments......    $302,811       $1,263,482     $17,886,208   $1,245,755,950   $280,177,089   $ 71,569,526
                             ========       ==========     ===========   ==============   ============   ============
ACCUMULATION UNIT
 VALUE
    Lowest...............    $  10.92       $    17.77     $     10.11   $        11.60   $       9.42   $      12.72
                             ========       ==========     ===========   ==============   ============   ============
    Highest..............    $  15.76       $    24.54     $     15.97   $        44.09   $     125.26   $      60.50
                             ========       ==========     ===========   ==============   ============   ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------

                          Morgan Stanley Morgan Stanley Morgan Stanley Morgan Stanley Morgan Stanley Morgan Stanley
                             Variable       Variable       Variable       Variable       Variable       Variable
                            Investment     Investment     Investment     Investment     Investment     Investment
                              Series         Series         Series         Series         Series         Series
                           Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account
                          -------------- -------------- -------------- -------------- -------------- --------------
                                             Global
                              Global        Dividend                                     Limited
                            Advantage        Growth       High Yield   Income Builder    Duration     Money Market
                          -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments at fair value  $13,341,938    $126,523,044   $20,550,619    $26,172,805    $24,656,382    $103,652,610
Due from Allstate Life
 Insurance Company.......           --              --            --             --             --              --
                           -----------    ------------   -----------    -----------    -----------    ------------
    Total assets.........  $13,341,938    $126,523,044   $20,550,619    $26,172,805    $24,656,382    $103,652,610
                           ===========    ============   ===========    ===========    ===========    ============
NET ASSETS
Accumulation units.......  $13,337,649    $125,446,478   $20,283,858    $26,137,698    $24,616,596    $102,475,836
Contracts in payout
 (annuitization) period..        4,289       1,076,566       266,761         35,107         39,786       1,176,774
                           -----------    ------------   -----------    -----------    -----------    ------------
    Total net assets.....  $13,341,938    $126,523,044   $20,550,619    $26,172,805    $24,656,382    $103,652,610
                           ===========    ============   ===========    ===========    ===========    ============
FUND SHARE
 INFORMATION
Number of shares.........    1,123,059       7,499,884    18,186,388      2,035,210      2,659,804     103,652,610
                           ===========    ============   ===========    ===========    ===========    ============
Cost of investments......  $10,318,684    $ 98,918,904   $30,325,073    $23,321,227    $26,216,867    $103,652,610
                           ===========    ============   ===========    ===========    ===========    ============
ACCUMULATION UNIT
 VALUE
    Lowest...............  $     10.06    $      15.43   $      5.04    $     14.06    $     11.12    $      10.47
                           ===========    ============   ===========    ===========    ===========    ============
    Highest..............  $     11.99    $      30.51   $     18.93    $     19.39    $     12.60    $      25.20
                           ===========    ============   ===========    ===========    ===========    ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------

                                                                                       Morgan Stanley   Morgan Stanley
                          Morgan Stanley Morgan Stanley Morgan Stanley Morgan Stanley     Variable         Variable
                             Variable       Variable       Variable       Variable       Investment       Investment
                            Investment     Investment     Investment     Investment        Series           Series
                              Series         Series         Series         Series     (Class Y Shares) (Class Y Shares)
                           Sub-Account    Sub-Account    Sub-Account    Sub-Account     Sub-Account      Sub-Account
                          -------------- -------------- -------------- -------------- ---------------- ----------------
                                                                                         Aggressive        Dividend
                             Quality                                                       Equity           Growth
                           Income Plus   S&P 500 Index    Strategist     Utilities    (Class Y Shares) (Class Y Shares)
                          -------------- -------------- -------------- -------------- ---------------- ----------------
ASSETS
Investments at fair value  $145,176,554   $60,706,791    $204,331,069   $123,301,306    $28,037,294      $109,175,403
Due from Allstate Life
 Insurance Company.......            --            --              --             --             --                --
                           ------------   -----------    ------------   ------------    -----------      ------------
    Total assets.........  $145,176,554   $60,706,791    $204,331,069   $123,301,306    $28,037,294      $109,175,403
                           ============   ===========    ============   ============    ===========      ============
NET ASSETS
Accumulation units.......  $143,472,726   $60,384,744    $201,191,312   $121,604,362    $28,037,294      $109,081,509
Contracts in payout
 (annuitization) period..     1,703,828       322,047       3,139,757      1,696,944             --            93,894
                           ------------   -----------    ------------   ------------    -----------      ------------
    Total net assets.....  $145,176,554   $60,706,791    $204,331,069   $123,301,306    $28,037,294      $109,175,403
                           ============   ===========    ============   ============    ===========      ============
FUND SHARE
 INFORMATION
Number of shares.........    13,747,780     4,510,163      13,140,262      5,968,117      1,603,047         6,429,647
                           ============   ===========    ============   ============    ===========      ============
Cost of investments......  $144,910,052   $47,845,536    $197,940,414   $ 97,187,285    $17,788,788      $ 86,001,233
                           ============   ===========    ============   ============    ===========      ============
ACCUMULATION UNIT
 VALUE
    Lowest...............  $      13.25   $      9.86    $      12.84   $      11.82    $      9.60      $      11.13
                           ============   ===========    ============   ============    ===========      ============
    Highest..............  $      36.18   $     13.14    $      54.22   $      42.98    $     20.60      $      15.28
                           ============   ===========    ============   ============    ===========      ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------

                           Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley
                              Variable         Variable         Variable         Variable         Variable         Variable
                             Investment       Investment       Investment       Investment       Investment       Investment
                               Series           Series           Series           Series           Series           Series
                          (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares)
                            Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                          ---------------- ---------------- ---------------- ---------------- ---------------- ----------------
                                               European          Global           Global
                               Equity           Growth         Advantage     Dividend Growth     High Yield     Income Builder
                          (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares)
                          ---------------- ---------------- ---------------- ---------------- ---------------- ----------------
ASSETS
Investments at fair value   $103,270,648     $39,508,022      $10,007,415      $63,371,980      $22,673,134      $33,013,906
Due from Allstate Life
 Insurance Company.......             --              --               --               --               --               --
                            ------------     -----------      -----------      -----------      -----------      -----------
    Total assets.........   $103,270,648     $39,508,022      $10,007,415      $63,371,980      $22,673,134      $33,013,906
                            ============     ===========      ===========      ===========      ===========      ===========
NET ASSETS
Accumulation units.......   $103,231,859     $39,435,218      $10,007,415      $63,342,607      $22,673,134      $32,991,559
Contracts in payout
 (annuitization) period..         38,789          72,804               --           29,373               --           22,347
                            ------------     -----------      -----------      -----------      -----------      -----------
    Total net assets.....   $103,270,648     $39,508,022      $10,007,415      $63,371,980      $22,673,134      $33,013,906
                            ============     ===========      ===========      ===========      ===========      ===========
FUND SHARE
 INFORMATION
Number of shares.........      2,945,540       1,378,989          847,368        3,792,458       20,064,720        2,575,188
                            ============     ===========      ===========      ===========      ===========      ===========
Cost of investments......   $ 72,518,962     $23,949,369      $ 6,804,915      $49,711,858      $23,810,548      $28,386,741
                            ============     ===========      ===========      ===========      ===========      ===========
ACCUMULATION
 UNIT VALUE
    Lowest...............   $       8.82     $     12.18      $      9.61      $     14.78      $      6.00      $     12.92
                            ============     ===========      ===========      ===========      ===========      ===========
    Highest..............   $      18.27     $     22.00      $     19.75      $     19.46      $     14.17      $     15.34
                            ============     ===========      ===========      ===========      ===========      ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------

                           Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley
                              Variable         Variable         Variable         Variable         Variable         Variable
                             Investment       Investment       Investment       Investment       Investment       Investment
                               Series           Series           Series           Series           Series           Series
                          (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares)
                            Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                          ---------------- ---------------- ---------------- ---------------- ---------------- ----------------
                              Limited                           Quality
                              Duration       Money Market     Income Plus     S&P 500 Index      Strategist       Utilities
                          (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares)
                          ---------------- ---------------- ---------------- ---------------- ---------------- ----------------
ASSETS
Investments at fair value   $ 97,623,776     $97,838,003      $191,480,194     $138,928,002     $85,755,304      $30,831,101
Due from Allstate Life
 Insurance Company.......             --              --                --               --              --               --
                            ------------     -----------      ------------     ------------     -----------      -----------
    Total assets.........   $ 97,623,776     $97,838,003      $191,480,194     $138,928,002     $85,755,304      $30,831,101
                            ============     ===========      ============     ============     ===========      ===========
NET ASSETS
Accumulation units.......   $ 97,573,899     $97,780,094      $191,273,360     $138,908,931     $85,656,725      $30,731,495
Contracts in payout
 (annuitization) period..         49,877          57,909           206,834           19,071          98,579           99,606
                            ------------     -----------      ------------     ------------     -----------      -----------
    Total net assets.....   $ 97,623,776     $97,838,003      $191,480,194     $138,928,002     $85,755,304      $30,831,101
                            ============     ===========      ============     ============     ===========      ===========
FUND SHARE
 INFORMATION
Number of shares.........     10,542,524      97,838,003        18,167,001       10,398,803       5,521,913        1,493,032
                            ============     ===========      ============     ============     ===========      ===========
Cost of investments......   $103,885,234     $97,838,003      $190,504,255     $106,477,197     $82,892,803      $24,425,893
                            ============     ===========      ============     ============     ===========      ===========
ACCUMULATION UNIT
 VALUE
    Lowest...............   $       9.82     $      9.99      $      11.10     $       9.31     $     12.35      $     10.74
                            ============     ===========      ============     ============     ===========      ===========
    Highest..............   $      11.60     $     11.07      $      14.67     $      16.03     $     16.91      $     21.65
                            ============     ===========      ============     ============     ===========      ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------

                          Neuberger & Berman Neuberger & Berman  Oppenheimer   Oppenheimer   Oppenheimer   Oppenheimer
                               Advisors           Advisors        Variable      Variable      Variable      Variable
                           Management Trust   Management Trust  Account Funds Account Funds Account Funds Account Funds
                             Sub-Account        Sub-Account      Sub-Account   Sub-Account   Sub-Account   Sub-Account
                          ------------------ ------------------ ------------- ------------- ------------- -------------
                                                                               Oppenheimer                 Oppenheimer
                             AMT Mid-Cap                         Oppenheimer     Capital     Oppenheimer     Global
                                Growth          AMT Partners      Balanced    Appreciation    Core Bond    Securities
                          ------------------ ------------------ ------------- ------------- ------------- -------------
ASSETS
Investments at fair value       $6,285            $120,187       $5,958,145    $11,166,153   $3,907,560    $11,553,325
Due from Allstate Life
 Insurance Company.......           --                  --               --             --           --             --
                                ------            --------       ----------    -----------   ----------    -----------
    Total assets.........       $6,285            $120,187       $5,958,145    $11,166,153   $3,907,560    $11,553,325
                                ======            ========       ==========    ===========   ==========    ===========
NET ASSETS
Accumulation units.......       $6,285            $120,187       $5,927,869    $11,166,153   $3,907,560    $11,553,325
Contracts in payout
 (annuitization) period..           --                  --           30,276             --           --             --
                                ------            --------       ----------    -----------   ----------    -----------
    Total net assets.....       $6,285            $120,187       $5,958,145    $11,166,153   $3,907,560    $11,553,325
                                ======            ========       ==========    ===========   ==========    ===========
FUND SHARE
 INFORMATION
Number of shares.........          221               5,787          363,080        236,671      353,306        315,665
                                ======            ========       ==========    ===========   ==========    ===========
Cost of investments......       $5,344            $108,576       $5,634,189    $ 8,807,968   $3,887,601    $ 8,597,080
                                ======            ========       ==========    ===========   ==========    ===========
ACCUMULATION UNIT
 VALUE
    Lowest...............       $18.97            $  16.57       $    12.65    $      9.21   $    13.89    $     14.00
                                ======            ========       ==========    ===========   ==========    ===========
    Highest..............       $18.97            $  16.57       $    16.07    $     14.78   $    14.36    $     22.47
                                ======            ========       ==========    ===========   ==========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------

                                                                                                  Oppenheimer
                                                                                                    Variable
                           Oppenheimer   Oppenheimer   Oppenheimer   Oppenheimer   Oppenheimer   Account Funds
                            Variable      Variable      Variable      Variable       Variable    (Service Class
                          Account Funds Account Funds Account Funds Account Funds Account Funds     ("SC"))
                           Sub-Account   Sub-Account   Sub-Account   Sub-Account   Sub-Account    Sub-Account
                          ------------- ------------- ------------- ------------- -------------- --------------
                                                       Oppenheimer
                                                       Main Street
                           Oppenheimer   Oppenheimer    Small Cap    Oppenheimer   Oppenheimer    Oppenheimer
                           High Income   Main Street     Growth      MidCap Fund  Strategic Bond Balanced (SC)
                          ------------- ------------- ------------- ------------- -------------- --------------
ASSETS
Investments at fair value  $1,743,237    $6,185,794    $3,969,763    $1,930,781     $6,438,426    $39,597,630
Due from Allstate Life
 Insurance Company.......          --            --            --            --             --             --
                           ----------    ----------    ----------    ----------     ----------    -----------
    Total assets.........  $1,743,237    $6,185,794    $3,969,763    $1,930,781     $6,438,426    $39,597,630
                           ==========    ==========    ==========    ==========     ==========    ===========
NET ASSETS
Accumulation units.......  $1,743,237    $6,180,680    $3,969,763    $1,930,781     $6,438,426    $39,521,301
Contracts in payout
 (annuitization) period..          --         5,114            --            --             --         76,329
                           ----------    ----------    ----------    ----------     ----------    -----------
    Total net assets.....  $1,743,237    $6,185,794    $3,969,763    $1,930,781     $6,438,426    $39,597,630
                           ==========    ==========    ==========    ==========     ==========    ===========
FUND SHARE
 INFORMATION
Number of shares.........     219,275       241,538       218,119        35,709      1,157,990      2,432,287
                           ==========    ==========    ==========    ==========     ==========    ===========
Cost of investments......  $1,826,862    $4,790,016    $2,850,383    $1,675,511     $5,560,222    $38,442,177
                           ==========    ==========    ==========    ==========     ==========    ===========
ACCUMULATION UNIT
 VALUE
    Lowest...............  $    12.96    $    10.00    $    20.42    $     5.68     $    15.03    $     15.26
                           ==========    ==========    ==========    ==========     ==========    ===========
    Highest..............  $    13.18    $    14.99    $    21.12    $    14.05     $    16.65    $     16.34
                           ==========    ==========    ==========    ==========     ==========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------

                             Oppenheimer     Oppenheimer     Oppenheimer     Oppenheimer     Oppenheimer    Oppenheimer
                              Variable         Variable       Variable         Variable        Variable       Variable
                            Account Funds   Account Funds   Account Funds   Account Funds   Account Funds  Account Funds
                           (Service Class   (Service Class (Service Class   (Service Class  (Service Class (Service Class
                               ("SC"))         ("SC"))         ("SC"))         ("SC"))         ("SC"))        ("SC"))
                             Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account    Sub-Account
                          ----------------- -------------- --------------- ---------------- -------------- --------------
                                                                                                            Oppenheimer
                             Oppenheimer                     Oppenheimer                     Oppenheimer    Main Street
                               Capital       Oppenheimer       Global        Oppenheimer         Main        Small Cap
                          Appreciation (SC) Core Bond (SC) Securities (SC) High Income (SC)  Street (SC)    Growth (SC)
                          ----------------- -------------- --------------- ---------------- -------------- --------------
ASSETS
Investments at fair value    $80,889,689     $56,223,013     $44,655,895     $37,113,479     $113,261,706   $48,609,506
Due from Allstate Life
 Insurance Company.......             --              --              --              --               --            --
                             -----------     -----------     -----------     -----------     ------------   -----------
    Total assets.........    $80,889,689     $56,223,013     $44,655,895     $37,113,479     $113,261,706   $48,609,506
                             ===========     ===========     ===========     ===========     ============   ===========
NET ASSETS
Accumulation units.......    $80,765,889     $56,215,511     $44,455,190     $36,746,524     $113,162,683   $48,359,692
Contracts in payout
 (annuitization) period..        123,800           7,502         200,705         366,955           99,023       249,814
                             -----------     -----------     -----------     -----------     ------------   -----------
    Total net assets.....    $80,889,689     $56,223,013     $44,655,895     $37,113,479     $113,261,706   $48,609,506
                             ===========     ===========     ===========     ===========     ============   ===========
FUND SHARE
 INFORMATION
Number of shares.........      1,729,151       5,120,493       1,231,207       4,703,863        4,462,636     2,696,035
                             ===========     ===========     ===========     ===========     ============   ===========
Cost of investments......    $63,385,186     $55,516,616     $36,146,218     $38,769,067     $ 91,215,163   $41,633,819
                             ===========     ===========     ===========     ===========     ============   ===========
ACCUMULATION UNIT
 VALUE
    Lowest...............    $     15.00     $     10.44     $     21.51     $     13.95     $      15.47   $     19.35
                             ===========     ===========     ===========     ===========     ============   ===========
    Highest..............    $     16.04     $     10.88     $     22.96     $     14.93     $      16.65   $     20.71
                             ===========     ===========     ===========     ===========     ============   ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------

                            Oppenheimer     Oppenheimer
                              Variable        Variable
                           Account Funds   Account Funds        PIMCO             PIMCO            PIMCO           PIMCO
                           (Service Class  (Service Class Advisors Variable Advisors Variable    Variable        Variable
                              ("SC"))         ("SC"))      Insurance Trust   Insurance Trust  Insurance Trust Insurance Trust
                            Sub-Account     Sub-Account      Sub-Account       Sub-Account      Sub-Account     Sub-Account
                          ---------------- -------------- ----------------- ----------------- --------------- ---------------
                                            Oppenheimer
                            Oppenheimer      Strategic                            OpCap
                          MidCap Fund (SC)   Bond (SC)     OpCap Balanced       Small Cap      Foreign Bond    Money Market
                          ---------------- -------------- ----------------- ----------------- --------------- ---------------
ASSETS
Investments at fair value   $21,103,907     $137,791,892       $9,542            $2,182           $3,321          $25,450
Due from Allstate Life
 Insurance Company.......            --               --           --                --               --               --
                            -----------     ------------       ------            ------           ------          -------
    Total assets.........   $21,103,907     $137,791,892       $9,542            $2,182           $3,321          $25,450
                            ===========     ============       ======            ======           ======          =======
NET ASSETS
Accumulation units.......   $21,103,907     $136,687,897       $9,542            $2,182           $3,321          $25,450
Contracts in payout
 (annuitization) period..            --        1,103,995           --                --               --               --
                            -----------     ------------       ------            ------           ------          -------
    Total net assets.....   $21,103,907     $137,791,892       $9,542            $2,182           $3,321          $25,450
                            ===========     ============       ======            ======           ======          =======
FUND SHARE
 INFORMATION
Number of shares.........       396,541       24,387,945          955                75              328           25,450
                            ===========     ============       ======            ======           ======          =======
Cost of investments......   $17,167,002     $124,310,517       $9,635            $2,158           $3,316          $25,450
                            ===========     ============       ======            ======           ======          =======
ACCUMULATION
 UNIT VALUE
    Lowest...............   $     16.19     $      14.07       $11.22            $18.08           $11.96          $ 10.63
                            ===========     ============       ======            ======           ======          =======
    Highest..............   $     17.24     $      15.14       $11.22            $18.08           $11.96          $ 10.63
                            ===========     ============       ======            ======           ======          =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------

                               PIMCO           PIMCO           PIMCO           PIMCO            PIMCO
                             Variable        Variable        Variable         Variable         Variable         Putnam
                          Insurance Trust Insurance Trust Insurance Trust Insurance Trust  Insurance Trust  Variable Trust
                            Sub-Account     Sub-Account     Sub-Account     Sub-Account      Sub-Account     Sub-Account
                          --------------- --------------- --------------- ---------------- ---------------- --------------
                                             PIMCO VIT       PIMCO VIT
                                             Commodity       Emerging        PIMCO VIT        PIMCO VIT      VT American
                            PIMCO Total     Real Return    Markets Bond     Real Return      Total Return     Government
                              Return         Strategy     (Admin Shares)  (Advisor Shares) (Advisor Shares)     Income
                          --------------- --------------- --------------- ---------------- ---------------- --------------
ASSETS
Investments at fair value     $15,362       $2,598,863       $740,041        $9,822,520      $23,861,614     $47,951,141
Due from Allstate Life
 Insurance Company.......          --               --             --                --               --              --
                              -------       ----------       --------        ----------      -----------     -----------
    Total assets.........     $15,362       $2,598,863       $740,041        $9,822,520      $23,861,614     $47,951,141
                              =======       ==========       ========        ==========      ===========     ===========
NET ASSETS
Accumulation units.......     $15,362       $2,598,863       $740,041        $9,822,520      $23,861,614     $47,432,615
Contracts in payout
 (annuitization) period..          --               --             --                --               --         518,526
                              -------       ----------       --------        ----------      -----------     -----------
    Total net assets.....     $15,362       $2,598,863       $740,041        $9,822,520      $23,861,614     $47,951,141
                              =======       ==========       ========        ==========      ===========     ===========
FUND SHARE
 INFORMATION
Number of shares.........       1,464          194,671         54,136           781,426        2,274,701       4,101,894
                              =======       ==========       ========        ==========      ===========     ===========
Cost of investments......     $15,134       $2,331,573       $747,692        $9,409,032      $22,991,112     $47,546,078
                              =======       ==========       ========        ==========      ===========     ===========
ACCUMULATION UNIT
 VALUE
    Lowest...............     $ 12.67       $    11.34       $  10.98        $    10.90      $     10.86     $      7.39
                              =======       ==========       ========        ==========      ===========     ===========
    Highest..............     $ 12.67       $    11.57       $  11.20        $    11.07      $     11.08     $     14.47
                              =======       ==========       ========        ==========      ===========     ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------

                              Putnam         Putnam         Putnam         Putnam         Putnam         Putnam
                          Variable Trust Variable Trust Variable Trust Variable Trust Variable Trust Variable Trust
                           Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account
                          -------------- -------------- -------------- -------------- -------------- --------------
                                                                                                     VT The George
                            VT Capital     VT Capital    VT Discovery  VT Diversified   VT Equity     Putnam Fund
                           Appreciation  Opportunities      Growth         Income         Income       of Boston
                          -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments at fair value  $13,117,604     $6,343,831    $16,058,615    $71,147,952    $35,170,869    $176,034,706
Due from Allstate Life
 Insurance Company.......           --             --             --             --             --              --
                           -----------     ----------    -----------    -----------    -----------    ------------
    Total assets.........  $13,117,604     $6,343,831    $16,058,615    $71,147,952    $35,170,869    $176,034,706
                           ===========     ==========    ===========    ===========    ===========    ============
NET ASSETS
Accumulation units.......  $13,083,170     $6,343,831    $16,000,085    $70,921,645    $35,013,493    $175,540,298
Contracts in payout
 (annuitization) period..       34,434             --         58,530        226,307        157,376         494,408
                           -----------     ----------    -----------    -----------    -----------    ------------
    Total net assets.....  $13,117,604     $6,343,831    $16,058,615    $71,147,952    $35,170,869    $176,034,706
                           ===========     ==========    ===========    ===========    ===========    ============
FUND SHARE
 INFORMATION
Number of shares.........    1,601,661        441,157      2,703,470      8,177,926      2,349,423      16,017,717
                           ===========     ==========    ===========    ===========    ===========    ============
Cost of investments......  $12,646,139     $6,927,113    $12,066,920    $71,630,087    $31,303,572    $170,714,611
                           ===========     ==========    ===========    ===========    ===========    ============
ACCUMULATION UNIT
 VALUE
    Lowest...............  $      8.46     $    15.98    $      5.71    $     13.80    $     15.88    $      12.12
                           ===========     ==========    ===========    ===========    ===========    ============
    Highest..............  $      9.32     $    17.03    $     15.50    $     15.64    $     16.93    $      14.68
                           ===========     ==========    ===========    ===========    ===========    ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------

                              Putnam         Putnam         Putnam         Putnam         Putnam         Putnam
                          Variable Trust Variable Trust Variable Trust Variable Trust Variable Trust Variable Trust
                           Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account
                          -------------- -------------- -------------- -------------- -------------- --------------
                                VT
                           Global Asset    VT Global    VT Growth and    VT Growth      VT Health
                            Allocation       Equity         Income     Opportunities     Sciences    VT High Yield
                          -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments at fair value  $49,585,162    $53,911,479    $410,138,082   $17,940,105    $51,583,300    $84,132,469
Due from Allstate Life
 Insurance Company.......           --             --              --            --             --             --
                           -----------    -----------    ------------   -----------    -----------    -----------
    Total assets.........  $49,585,162    $53,911,479    $410,138,082   $17,940,105    $51,583,300    $84,132,469
                           ===========    ===========    ============   ===========    ===========    ===========
NET ASSETS
Accumulation units.......  $49,498,939    $53,833,207    $409,347,273   $17,868,064    $51,552,924    $83,937,335
Contracts in payout
 (annuitization) period..       86,223         78,272         790,809        72,041         30,376        195,134
                           -----------    -----------    ------------   -----------    -----------    -----------
    Total net assets.....  $49,585,162    $53,911,479    $410,138,082   $17,940,105    $51,583,300    $84,132,469
                           ===========    ===========    ============   ===========    ===========    ===========
FUND SHARE
 INFORMATION
Number of shares.........    2,927,105      3,723,168      17,739,536     3,250,019      3,846,629     11,384,637
                           ===========    ===========    ============   ===========    ===========    ===========
Cost of investments......  $43,706,873    $56,765,917    $427,835,007   $20,508,601    $45,932,853    $86,426,650
                           ===========    ===========    ============   ===========    ===========    ===========
ACCUMULATION UNIT
 VALUE
    Lowest...............  $     11.03    $      7.16    $      10.61   $      4.52    $      9.72    $     12.99
                           ===========    ===========    ============   ===========    ===========    ===========
    Highest..............  $     16.10    $     11.64    $      16.43   $     11.73    $     13.38    $     16.51
                           ===========    ===========    ============   ===========    ===========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------

                              Putnam         Putnam         Putnam         Putnam         Putnam         Putnam
                          Variable Trust Variable Trust Variable Trust Variable Trust Variable Trust Variable Trust
                           Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account
                          -------------- -------------- -------------- -------------- -------------- --------------
                                                              VT             VT
                                               VT       International  International
                                         International    Growth and        New                            VT
                            VT Income        Equity         Income     Opportunities   VT Investors  Mid Cap Value
                          -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments at fair value  $200,710,810   $314,633,926   $65,687,567    $39,491,751    $128,940,979   $16,546,732
Due from Allstate Life
 Insurance Company.......            --             --            --             --              --            --
                           ------------   ------------   -----------    -----------    ------------   -----------
    Total assets.........  $200,710,810   $314,633,926   $65,687,567    $39,491,751    $128,940,979   $16,546,732
                           ============   ============   ===========    ===========    ============   ===========
NET ASSETS
Accumulation units.......  $199,896,193   $314,209,656   $65,611,171    $39,485,755    $128,717,076   $16,539,577
Contracts in payout
 (annuitization) period..       814,617        424,270        76,396          5,996         223,903         7,155
                           ------------   ------------   -----------    -----------    ------------   -----------
    Total net assets.....  $200,710,810   $314,633,926   $65,687,567    $39,491,751    $128,940,979   $16,546,732
                           ============   ============   ===========    ===========    ============   ===========
FUND SHARE
 INFORMATION
Number of shares.........    15,942,082     16,594,616     3,985,896      1,928,308      11,173,395     1,012,033
                           ============   ============   ===========    ===========    ============   ===========
Cost of investments......  $198,682,257   $261,990,372   $54,749,007    $28,099,349    $134,817,550   $15,456,621
                           ============   ============   ===========    ===========    ============   ===========
ACCUMULATION UNIT
 VALUE
    Lowest...............  $      10.96   $      11.48   $     15.18    $      7.66    $       6.92   $     17.72
                           ============   ============   ===========    ===========    ============   ===========
    Highest..............  $      14.29   $      23.07   $     22.20    $     15.81    $      16.43   $     18.89
                           ============   ============   ===========    ===========    ============   ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------

                              Putnam         Putnam         Putnam         Putnam         Putnam         Putnam
                          Variable Trust Variable Trust Variable Trust Variable Trust Variable Trust Variable Trust
                           Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account
                          -------------- -------------- -------------- -------------- -------------- --------------
                                                                          VT OTC &
                                VT           VT New                       Emerging                    VT Small Cap
                           Money Market  Opportunities   VT New Value      Growth      VT Research       Value
                          -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments at fair value  $157,819,289   $ 91,485,033   $164,993,303   $26,995,126    $66,807,840    $109,013,566
Due from Allstate Life
 Insurance Company.......            --             --             --            --             --              --
                           ------------   ------------   ------------   -----------    -----------    ------------
    Total assets.........  $157,819,289   $ 91,485,033   $164,993,303   $26,995,126    $66,807,840    $109,013,566
                           ============   ============   ============   ===========    ===========    ============
NET ASSETS
Accumulation units.......  $157,330,117   $ 91,256,651   $164,701,492   $26,972,101    $66,562,803    $108,879,549
Contracts in payout
 (annuitization) period..       489,172        228,382        291,811        23,025        245,037         134,017
                           ------------   ------------   ------------   -----------    -----------    ------------
    Total net assets.....  $157,819,289   $ 91,485,033   $164,993,303   $26,995,126    $66,807,840    $109,013,566
                           ============   ============   ============   ===========    ===========    ============
FUND SHARE
 INFORMATION
Number of shares.........   157,819,289      4,317,368     10,562,952     3,304,177      5,084,310       5,814,057
                           ============   ============   ============   ===========    ===========    ============
Cost of investments......  $157,819,289   $116,714,390   $157,705,403   $34,373,959    $61,852,665    $ 99,721,722
                           ============   ============   ============   ===========    ===========    ============
ACCUMULATION UNIT
 VALUE
    Lowest...............  $       9.95   $       5.25   $      11.36   $      2.62    $      8.23    $      13.47
                           ============   ============   ============   ===========    ===========    ============
    Highest..............  $      11.91   $      17.96   $      18.78   $      6.50    $     15.82    $      25.13
                           ============   ============   ============   ===========    ===========    ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------

                            Putnam         Putnam         Putnam         Rydex       STI Classic    STI Classic
                        Variable Trust Variable Trust Variable Trust Variable Trust Variable Trust Variable Trust
                         Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account
                        -------------- -------------- -------------- -------------- -------------- --------------
                              VT                                                      STI Clasic     STI Clasic
                          Utilities                                                   Large Cap      Large Cap
                          Growth and                                                 Core Equity    Growth Stock
                            Income        VT Vista      VT Voyager     Rydex OTC         Fund           Fund
                        -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments at fair
 value.................  $48,605,427    $68,836,580    $244,632,021      $6,615       $3,650,181    $15,510,006
Due from Allstate Life
 Insurance
 Company...............           --             --              --          --               --             --
                         -----------    -----------    ------------      ------       ----------    -----------
    Total assets.......  $48,605,427    $68,836,580    $244,632,021      $6,615       $3,650,181    $15,510,006
                         ===========    ===========    ============      ======       ==========    ===========
NET ASSETS
Accumulation units.....  $48,470,441    $68,697,493    $244,260,764      $6,615       $3,650,181    $15,389,444
Contracts in payout
 (annuitization)
 period................      134,986        139,087         371,257          --               --        120,562
                         -----------    -----------    ------------      ------       ----------    -----------
    Total net assets...  $48,605,427    $68,836,580    $244,632,021      $6,615       $3,650,181    $15,510,006
                         ===========    ===========    ============      ======       ==========    ===========
FUND SHARE
 INFORMATION
Number of shares.......    2,322,285      4,510,916       7,709,802         365          296,281        848,933
                         ===========    ===========    ============      ======       ==========    ===========
Cost of investments....  $33,747,173    $68,017,655    $287,754,361      $5,241       $3,265,067    $14,038,164
                         ===========    ===========    ============      ======       ==========    ===========
ACCUMULATION
 UNIT VALUE
    Lowest.............  $     14.26    $      6.50    $       6.08      $15.19       $    12.07    $      9.79
                         ===========    ===========    ============      ======       ==========    ===========
    Highest............  $     27.01    $     18.86    $      14.63      $15.19       $    15.73    $     26.21
                         ===========    ===========    ============      ======       ==========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------

                                                                     The Universal  The Universal  The Universal
                         STI Classic    STI Classic    STI Classic   Institutional  Institutional  Institutional
                        Variable Trust Variable Trust Variable Trust  Funds, Inc.    Funds, Inc.    Funds, Inc.
                         Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account
                        -------------- -------------- -------------- -------------- -------------- --------------
                          STI Large         STI                        Van Kampen
                          Cap Value     Mid-Cap Core  STI Small Cap   UIF Emerging  Van Kampen UIF Van Kampen UIF
                            Equity      Equity Fund    Value Equity  Markets Equity Equity Growth   Fixed Income
                        -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments at fair
 value.................  $15,457,397     $5,835,242     $7,959,818    $66,623,063    $55,126,376     $1,772,824
Due from Allstate Life
 Insurance
 Company...............           --             --             --             --             --             --
                         -----------     ----------     ----------    -----------    -----------     ----------
    Total assets.......  $15,457,397     $5,835,242     $7,959,818    $66,623,063    $55,126,376     $1,772,824
                         ===========     ==========     ==========    ===========    ===========     ==========
NET ASSETS
Accumulation units.....  $15,200,638     $5,795,959     $7,920,953    $66,380,514    $55,073,061     $1,772,824
Contracts in payout
 (annuitization)
 period................      256,759         39,283         38,865        242,549         53,315             --
                         -----------     ----------     ----------    -----------    -----------     ----------
    Total net assets...  $15,457,397     $5,835,242     $7,959,818    $66,623,063    $55,126,376     $1,772,824
                         ===========     ==========     ==========    ===========    ===========     ==========
FUND SHARE
 INFORMATION
Number of shares.......      859,222        479,478        623,322      2,745,079      2,743,971        153,094
                         ===========     ==========     ==========    ===========    ===========     ==========
Cost of investments....  $11,887,616     $5,600,963     $8,679,296    $35,778,236    $40,890,473     $1,724,070
                         ===========     ==========     ==========    ===========    ===========     ==========
ACCUMULATION
 UNIT VALUE
    Lowest.............  $     13.18     $    11.46     $    18.28    $     22.64    $      8.69     $    11.94
                         ===========     ==========     ==========    ===========    ===========     ==========
    Highest............  $     24.65     $    21.81     $    30.07    $     38.60    $     16.13     $    14.62
                         ===========     ==========     ==========    ===========    ===========     ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------

                        The Universal The Universal  The Universal  The Universal  The Universal The Universal
                        Institutional Institutional  Institutional  Institutional  Institutional Institutional
                         Funds, Inc.   Funds, Inc.    Funds, Inc.    Funds, Inc.    Funds, Inc.   Funds, Inc.
                         Sub-Account   Sub-Account    Sub-Account    Sub-Account    Sub-Account   Sub-Account
                        ------------- -------------- -------------- -------------- ------------- -------------
                                                                                    Van Kampen
                         Van Kampen                  Van Kampen UIF                  UIF U.S.     Van Kampen
                         UIF Global     Van Kampen   International  Van Kampen UIF    Mid Cap      UIF U.S.
                        Value Equity  UIF High Yield     Magnum     Mid Cap Growth     Value      Real Estate
                        ------------- -------------- -------------- -------------- ------------- -------------
ASSETS
Investments at fair
 value.................    $49,697        $8,984      $38,583,548    $38,131,515   $116,996,415   $46,609,395
Due from Allstate Life
 Insurance Company.....         --            --               --             --             --            --
                           -------        ------      -----------    -----------   ------------   -----------
    Total assets.......    $49,697        $8,984      $38,583,548    $38,131,515   $116,996,415   $46,609,395
                           =======        ======      ===========    ===========   ============   ===========
NET ASSETS
Accumulation units.....    $49,697        $8,984      $38,496,691    $38,131,515   $116,865,931   $46,549,209
Contracts in payout
 (annuitization) period         --            --           86,857             --        130,484        60,186
                           -------        ------      -----------    -----------   ------------   -----------
    Total net assets...    $49,697        $8,984      $38,583,548    $38,131,515   $116,996,415   $46,609,395
                           =======        ======      ===========    ===========   ============   ===========
FUND SHARE
 INFORMATION
Number of shares.......      3,019           698        2,660,934      2,615,330      6,122,261     2,113,805
                           =======        ======      ===========    ===========   ============   ===========
Cost of investments....    $40,134        $4,918      $30,863,847    $26,240,643   $ 94,242,153   $36,405,495
                           =======        ======      ===========    ===========   ============   ===========
ACCUMULATION
 UNIT VALUE
    Lowest.............    $ 13.78        $13.94      $     12.68    $     17.73   $      13.78   $     20.13
                           =======        ======      ===========    ===========   ============   ===========
    Highest............    $ 16.90        $13.94      $     18.38    $     21.58   $      21.83   $     33.35
                           =======        ======      ===========    ===========   ============   ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------

                                        The Universal The Universal  The Universal  The Universal  The Universal
                          The Universal Institutional Institutional  Institutional  Institutional  Institutional
                          Institutional  Funds, Inc.   Funds, Inc.    Funds, Inc.    Funds, Inc.    Funds, Inc.
                           Funds, Inc.   (Class II)     (Class II)     (Class II)     (Class II)    (Class II)
                           Sub-Account   Sub-Account   Sub-Account    Sub-Account    Sub-Account    Sub-Account
                          ------------- ------------- -------------- -------------- -------------- -------------
                                         Van Kampen     Van Kampen     Van Kampen                   Van Kampen
                                        UIF Emerging   UIF Emerging  UIF Equity and Van Kampen UIF  UIF Global
                           Van Kampen   Markets Debt  Markets Equity     Income     Equity Growth    Franchise
                            UIF Value    (Class II)     (Class II)     (Class II)     (Class II)    (Class II)
                          ------------- ------------- -------------- -------------- -------------- -------------
ASSETS
Investments at fair value   $252,445     $28,785,587   $41,679,273    $81,720,778    $18,704,531   $119,171,274
Due from Allstate Life
 Insurance Company.......         --              --            --             --             --             --
                            --------     -----------   -----------    -----------    -----------   ------------
    Total assets.........   $252,445     $28,785,587   $41,679,273    $81,720,778    $18,704,531   $119,171,274
                            ========     ===========   ===========    ===========    ===========   ============
NET ASSETS
Accumulation units.......   $252,445     $28,669,162   $41,676,374    $81,534,445    $18,681,221   $118,678,774
Contracts in payout
 (annuitization) period..         --         116,425         2,899        186,333         23,310        492,500
                            --------     -----------   -----------    -----------    -----------   ------------
    Total net assets.....   $252,445     $28,785,587   $41,679,273    $81,720,778    $18,704,531   $119,171,274
                            ========     ===========   ===========    ===========    ===========   ============
FUND SHARE
 INFORMATION
Number of shares.........     19,168       3,390,528     1,718,733      5,544,150        940,872      6,587,688
                            ========     ===========   ===========    ===========    ===========   ============
Cost of investments......   $242,395     $29,081,927   $24,718,293    $74,876,852    $12,839,816   $101,164,466
                            ========     ===========   ===========    ===========    ===========   ============
ACCUMULATION UNIT
 VALUE
    Lowest...............   $  12.48     $     14.70   $     42.19    $     12.60    $     14.40   $      15.23
                            ========     ===========   ===========    ===========    ===========   ============
    Highest..............   $  16.40     $     19.29   $     44.88    $     15.37    $     17.43   $      19.59
                            ========     ===========   ===========    ===========    ===========   ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------

                          The Universal The Universal The Universal  The Universal  The Universal Van Kampen
                          Institutional Institutional Institutional  Institutional  Institutional    Life
                           Funds, Inc.   Funds, Inc.   Funds, Inc.    Funds, Inc.    Funds, Inc.  Investment
                           (Class II)    (Class II)     (Class II)     (Class II)    (Class II)      Trust
                           Sub-Account   Sub-Account   Sub-Account    Sub-Account    Sub-Account  Sub-Account
                          ------------- ------------- -------------- -------------- ------------- -----------
                           Van Kampen
                            UIF Int'l    Van Kampen   Van Kampen UIF Van Kampen UIF  Van Kampen
                             Growth      UIF Mid Cap  Small Company   U.S. Mid Cap    UIF U.S.
                             Equity        Growth         Growth         Value       Real Estate      LIT
                           (Class II)    (Class II)     (Class II)     (Class II)    (Class II)    Comstock
                          ------------- ------------- -------------- -------------- ------------- -----------
ASSETS
Investments at fair value  $5,211,827    $62,806,775   $23,183,819    $79,805,730    $88,471,741  $78,669,661
Due from Allstate Life
 Insurance Company.......          --             --            --             --             --           --
                           ----------    -----------   -----------    -----------    -----------  -----------
    Total assets.........  $5,211,827    $62,806,775   $23,183,819    $79,805,730    $88,471,741  $78,669,661
                           ==========    ===========   ===========    ===========    ===========  ===========
NET ASSETS
Accumulation units.......  $5,211,827    $62,781,233   $23,114,791    $79,704,279    $88,120,787  $78,582,135
Contracts in payout
 (annuitization) period..          --         25,542        69,028        101,451        350,954       87,526
                           ----------    -----------   -----------    -----------    -----------  -----------
    Total net assets.....  $5,211,827    $62,806,775   $23,183,819    $79,805,730    $88,471,741  $78,669,661
                           ==========    ===========   ===========    ===========    ===========  ===========
FUND SHARE
 INFORMATION
Number of shares.........     430,374      4,331,502     1,369,393      4,191,477      4,054,617    5,676,022
                           ==========    ===========   ===========    ===========    ===========  ===========
Cost of investments......  $4,489,402    $48,975,161   $20,278,792    $71,444,450    $85,184,487  $69,479,072
                           ==========    ===========   ===========    ===========    ===========  ===========
ACCUMULATION UNIT
 VALUE
    Lowest...............  $    11.87    $     11.67   $     18.79    $     15.15    $     20.64  $     13.22
                           ==========    ===========   ===========    ===========    ===========  ===========
    Highest..............  $    12.14    $     23.74   $     19.99    $     21.25    $     25.08  $     16.49
                           ==========    ===========   ===========    ===========    ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------

                                                                 Van Kampen    Van Kampen    Van Kampen
                          Van Kampen   Van Kampen  Van Kampen       Life          Life          Life
                             Life         Life        Life       Investment    Investment    Investment
                          Investment   Investment  Investment      Trust         Trust         Trust
                             Trust       Trust        Trust      (Class II)    (Class II)    (Class II)
                          Sub-Account Sub-Account  Sub-Account  Sub-Account   Sub-Account   Sub-Account
                          ----------- ------------ ----------- -------------- ------------ --------------
                                                               LIT Aggressive              LIT Growth and
                              LIT         LIT         Strat        Growth     LIT Comstock     Income
                          Government  Money Market  Growth I     (Class II)    (Class II)    (Class II)
                          ----------- ------------ ----------- -------------- ------------ --------------
ASSETS
Investments at fair value $1,405,357   $3,379,939  $45,412,223  $21,082,302   $297,888,327  $157,176,108
Due from Allstate Life
 Insurance Company.......         --           --           --           --             --            --
                          ----------   ----------  -----------  -----------   ------------  ------------
    Total assets......... $1,405,357   $3,379,939  $45,412,223  $21,082,302   $297,888,327  $157,176,108
                          ==========   ==========  ===========  ===========   ============  ============
NET ASSETS
Accumulation units....... $1,405,357   $3,379,939  $45,275,212  $21,082,302   $297,727,899  $156,812,987
Contracts in payout
 (annuitization) period..         --           --      137,011           --        160,428       363,121
                          ----------   ----------  -----------  -----------   ------------  ------------
    Total net assets..... $1,405,357   $3,379,939  $45,412,223  $21,082,302   $297,888,327  $157,176,108
                          ==========   ==========  ===========  ===========   ============  ============
FUND SHARE
 INFORMATION
Number of shares.........    147,622    3,379,939    1,348,344    3,685,717     21,586,111     7,375,697
                          ==========   ==========  ===========  ===========   ============  ============
Cost of investments...... $1,364,592   $3,379,939  $45,953,105  $17,044,682   $262,840,787  $134,427,709
                          ==========   ==========  ===========  ===========   ============  ============
ACCUMULATION UNIT
 VALUE
    Lowest............... $    11.90   $    11.23  $      5.50  $     14.01   $      12.31  $      15.95
                          ==========   ==========  ===========  ===========   ============  ============
    Highest.............. $    12.17   $    11.62  $     15.97  $     19.24   $      16.48  $      18.99
                          ==========   ==========  ===========  ===========   ============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------

                                                  Van Kampen  Van Kampen
                                                     Life        Life
                                                  Investment  Investment
                                                    Trust        Trust
                                                  (Class II)  (Class II)
                                                 Sub-Account  Sub-Account
                                                 ------------ -----------
                                                     LIT
                                                 Money Market    Strat
                                                  (Class II)   Growth II
                                                 ------------ -----------
      ASSETS
      Investments at fair value................. $32,788,435  $63,457,444
      Due from Allstate Life Insurance Company..          --           --
                                                 -----------  -----------
          Total assets.......................... $32,788,435  $63,457,444
                                                 ===========  ===========
      NET ASSETS
      Accumulation units........................ $32,788,435  $63,327,448
      Contracts in payout (annuitization) period          --      129,996
                                                 -----------  -----------
          Total net assets...................... $32,788,435  $63,457,444
                                                 ===========  ===========
      FUND SHARE INFORMATION
      Number of shares..........................  32,788,435    1,906,201
                                                 ===========  ===========
      Cost of investments....................... $32,788,435  $48,306,465
                                                 ===========  ===========
      ACCUMULATION UNIT VALUE
          Lowest................................ $     10.09  $      8.51
                                                 ===========  ===========
          Highest............................... $     10.64  $     15.48
                                                 ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------

                                            Advanced       Advanced       Advanced     Advanced     Advanced       Advanced
                                             Series         Series         Series       Series       Series         Series
                                             Trust          Trust          Trust         Trust        Trust         Trust
                                          Sub-Account    Sub-Account    Sub-Account   Sub-Account  Sub-Account   Sub-Account
                                         -------------- -------------- -------------- ----------- ------------- --------------
                                                                                          AST          AST           AST
                                                             AST            AST        Alliance     Alliance       American
                                              AST         Aggressive      Alliance     Bernstein    Bernstein      Century
                                            Advanced        Asset        Bernstein     Growth &      Managed      Strategic
                                         Strategies (a) Allocation (a) Core Value (a) Income (a)  Index 500 (a) Allocation (a)
                                         -------------- -------------- -------------- ----------- ------------- --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................    $ 1,119         $   73          $ --        $   357      $   631       $ 2,151
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk..........     (1,089)           (92)           (1)          (138)         (26)         (375)
    Administrative expense..............        (83)            (9)           --            (11)          (3)          (31)
                                            -------         ------          ----        -------      -------       -------
    Net investment income (loss)........        (53)           (28)           (1)           208          602         1,745
                                            -------         ------          ----        -------      -------       -------
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales.................     63,194            101             1          9,772       37,736         5,271
    Cost of investments sold............     63,588             99             1          9,626       38,747         5,153
                                            -------         ------          ----        -------      -------       -------
       Realized gains (losses) on
        fund shares.....................       (394)             2            --            146       (1,011)          118
Realized gain distributions.............        378            296            --          1,191           --         5,789
                                            -------         ------          ----        -------      -------       -------
    Net realized gains (losses).........        (16)           298            --          1,337       (1,011)        5,907
Change in unrealized gains (losses).....      2,697            925           (46)        (2,142)        (169)       (7,407)
                                            -------         ------          ----        -------      -------       -------
    Net realized and unrealized gains
     (losses) on investments............      2,681          1,223           (46)          (805)      (1,180)       (1,500)
                                            -------         ------          ----        -------      -------       -------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS.................    $ 2,628         $1,195          $(47)       $  (597)     $  (578)      $   245
                                            =======         ======          ====        =======      =======       =======

--------
(a)For the period beginning July 30, 2007 and ended December 31, 2007

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------

                                            Advanced       Advanced     Advanced      Advanced     Advanced    Advanced
                                             Series         Series       Series        Series       Series      Series
                                             Trust          Trust         Trust        Trust         Trust       Trust
                                          Sub-Account    Sub-Account   Sub-Account  Pub-Account   Sub-Account Sub-Account
                                         -------------- -------------- ----------- -------------- ----------- -----------
                                              AST        AST Capital       AST          AST           AST         AST
                                            Balanced        Growth       Cohen &    Conservative     DeAm        DeAm
                                             Asset          Asset        Steers        Asset       Large-Cap   Small-Cap
                                         Allocation (a) Allocation (a) Realty (a)  Allocation (a)  Value (a)   Value (a)
                                         -------------- -------------- ----------- -------------- ----------- -----------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................    $  9,266       $  4,419       $ --        $ 1,423         $--         $--
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk..........      (9,840)        (7,644)        (1)        (1,951)         --          --
    Administrative expense..............        (802)          (635)        --           (180)         --          --
                                            --------       --------       ----        -------         ---         ---
    Net investment income (loss)........      (1,376)        (3,860)        (1)          (707)         --          --
                                            --------       --------       ----        -------         ---         ---
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales.................     229,039        156,445          1         84,819          --          --
    Cost of investments sold............     230,245        159,501          1         84,270          --          --
                                            --------       --------       ----        -------         ---         ---
       Realized gains (losses) on
        fund shares.....................      (1,206)        (3,056)        --            549          --          --
Realized gain distributions.............       9,020          6,902         --          1,244          --          --
                                            --------       --------       ----        -------         ---         ---
    Net realized gains (losses).........       7,814          3,846         --          1,793          --          --
Change in unrealized gains (losses).....     (28,255)       (45,349)       (18)         2,729          (1)          9
                                            --------       --------       ----        -------         ---         ---
    Net realized and unrealized gains
     (losses) on investments............     (20,441)       (41,503)       (18)         4,522          (1)          9
                                            --------       --------       ----        -------         ---         ---
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS.................    $(21,817)      $(45,363)      $(19)       $ 3,815         $(1)        $ 9
                                            ========       ========       ====        =======         ===         ===

--------
(a)For the period beginning July 30, 2007 and ended December 31, 2007

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------

                                          Advanced    Advanced     Advanced     Advanced    Advanced      Advanced
                                           Series      Series       Series       Series      Series        Series
                                            Trust       Trust       Trust        Trust        Trust        Trust
                                         Sub-Account Sub-Account Sub-Account  Sub-Account  Sub-Account  Sub-Account
                                         ----------- ----------- ------------ ------------ ----------- --------------
                                                                     AST          AST          AST
                                             AST         AST     First Trust    Goldman      Goldman
                                          Federated  First Trust   Capital       Sachs        Sachs
                                         Aggressive   Balanced   Appreciation Concentrated   Mid-Cap        AST
                                         Growth (a)  Target (a)   Target (a)   Growth (a)  Growth (a)  High Yield (a)
                                         ----------- ----------- ------------ ------------ ----------- --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................     $--      $  5,684     $  4,443       $ --        $ --          $--
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk..........      --        (5,405)      (9,388)        (2)         (1)          (1)
    Administrative expense..............      --          (407)        (740)        --          --           --
                                             ---      --------     --------       ----        ----          ---
    Net investment income (loss)........      --          (128)      (5,685)        (2)         (1)          (1)
                                             ---      --------     --------       ----        ----          ---
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales.................      --       145,995      260,112          2           1            1
    Cost of investments sold............      --       147,429      270,892          2           1            1
                                             ---      --------     --------       ----        ----          ---
       Realized gains (losses) on
        fund shares.....................      --        (1,434)     (10,780)        --          --           --
Realized gain distributions.............      --           499        1,632         --          --           --
                                             ---      --------     --------       ----        ----          ---
    Net realized gains (losses).........      --          (935)      (9,148)        --          --           --
Change in unrealized gains (losses).....       6       (20,753)       6,421        (68)        (28)           9
                                             ---      --------     --------       ----        ----          ---
    Net realized and unrealized gains
     (losses) on investments............       6       (21,688)      (2,727)       (68)        (28)           9
                                             ---      --------     --------       ----        ----          ---
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS.............................     $ 6      $(21,816)    $ (8,412)      $(70)       $(29)         $ 8
                                             ===      ========     ========       ====        ====          ===

--------
(a)For the period beginning July 30, 2007 and ended December 31, 2007

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------


                                           Advanced      Advanced      Advanced     Advanced     Advanced     Advanced
                                            Series        Series        Series       Series       Series       Series
                                             Trust         Trust         Trust        Trust        Trust        Trust
                                          Sub-Account   Sub-Account   Sub-Account  Sub-Account  Sub-Account  Sub-Account
                                         ------------- ------------- ------------- ----------- ------------- -----------
                                                                          AST                       AST          AST
                                              AST           AST        JPMorgan        AST         Lord        Marsico
                                         International International International  Large-Cap   Abbett Bond    Capital
                                          Growth (a)     Value (a)    Equity (a)    Value (a)  Debenture (a) Growth (a)
                                         ------------- ------------- ------------- ----------- ------------- -----------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................    $    75       $   328       $   542      $   126        $--         $  17
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk..........        (71)         (140)         (139)         (32)        (1)          (24)
    Administrative expense..............         (6)          (11)          (11)          (4)        --            (3)
                                            -------       -------       -------      -------        ---         -----
    Net investment income (loss)........         (2)          177           392           90         (1)          (10)
                                            -------       -------       -------      -------        ---         -----
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales.................      5,127         9,977         9,895           36          1            25
    Cost of investments sold............      4,952         9,741         9,684           39          1            25
                                            -------       -------       -------      -------        ---         -----
       Realized gains (losses) on
        fund shares.....................        175           236           211           (3)        --            --
Realized gain distributions.............      1,250            --            --          291         --            --
                                            -------       -------       -------      -------        ---         -----
    Net realized gains (losses).........      1,425           236           211          288         --            --
Change in unrealized gains (losses).....     (1,436)       (1,222)       (1,011)      (1,457)        13          (284)
                                            -------       -------       -------      -------        ---         -----
    Net realized and unrealized gains
     (losses) on investments............        (11)         (986)         (800)      (1,169)        13          (284)
                                            -------       -------       -------      -------        ---         -----
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS.................    $   (13)      $  (809)      $  (408)     $(1,079)       $12         $(294)
                                            =======       =======       =======      =======        ===         =====

--------
(a)For the period beginning July 30, 2007 and ended December 31, 2007

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------

                                          Advanced    Advanced    Advanced    Advanced    Advanced    Advanced
                                           Series      Series      Series      Series      Series      Series
                                            Trust       Trust       Trust       Trust       Trust       Trust
                                         Sub-Account Sub-Account Sub-Account Sub-Account Sub-Account Sub-Account
                                         ----------- ----------- ----------- ----------- ----------- -----------
                                                                                 AST         AST         AST
                                                                              Neuberger   Neuberger   Neuberger
                                             AST         AST         AST       Berman      Berman      Berman
                                         MFS Global    Mid-Cap      Money      Mid-Cap     Mid-Cap    Small-Cap
                                         Equity (a)   Value (a)  Market (a)  Growth (a)   Value (a)  Growth (a)
                                         ----------- ----------- ----------- ----------- ----------- -----------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................   $   917      $ --        $100        $ --        $ --        $ --
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk..........       (26)       --         (31)         --          (1)         --
    Administrative expense..............        (3)       --          (3)         --          --          --
                                           -------      ----        ----        ----        ----        ----
    Net investment income (loss)........       888        --          65          --          (1)         --
                                           -------      ----        ----        ----        ----        ----
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales.................    37,974         1          31         835           1          --
    Cost of investments sold............    43,509         1          31         834           1          --
                                           -------      ----        ----        ----        ----        ----
       Realized gains (losses) on
        fund shares.....................    (5,535)       --          --           1          --          --
Realized gain distributions.............     4,630        --          --          --          --          --
                                           -------      ----        ----        ----        ----        ----
    Net realized gains (losses).........      (905)       --          --           1          --          --
Change in unrealized gains (losses).....      (645)      (17)         --           6         (17)        (26)
                                           -------      ----        ----        ----        ----        ----
    Net realized and unrealized gains
     (losses) on investments............    (1,550)      (17)         --           7         (17)        (26)
                                           -------      ----        ----        ----        ----        ----
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS.................   $  (662)     $(18)       $ 65        $  7        $(18)       $(26)
                                           =======      ====        ====        ====        ====        ====

--------
(a)For the period beginning July 30, 2007 and ended December 31, 2007

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------

                                           Advanced      Advanced     Advanced      Advanced      Advanced      Advanced
                                            Series        Series       Series        Series        Series        Series
                                            Trust         Trust         Trust        Trust          Trust         Trust
                                         Sub-Account   Sub-Account   Sub-Account  Sub-Account    Sub-Account   Sub-Account
                                         ------------ -------------- ----------- -------------- ------------- -------------
                                             AST           AST                        AST            AST           AST
                                            PIMCO      Preservation      AST     T. Rowe Price  T. Rowe Price T. Rowe Price
                                         Total Return     Asset       Small-Cap      Asset         Global       Large-Cap
                                           Bond (a)   Allocation (a)  Value (a)  Allocation (a)   Bond (a)     Growth (a)
                                         ------------ -------------- ----------- -------------- ------------- -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................   $ 2,032       $   888       $   179     $  23,275         $--          $  13
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk..........      (192)         (905)          (67)       (6,010)         (1)           (33)
    Administrative expense..............       (17)          (85)           (5)         (506)         --             (4)
                                           -------       -------       -------     ---------         ---          -----
    Net investment income (loss)........     1,823          (102)          107        16,759          (1)           (24)
                                           -------       -------       -------     ---------         ---          -----
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales.................    45,339        11,773         4,820        33,573           1             36
    Cost of investments sold............    45,835        11,886         4,759        34,047           1             38
                                           -------       -------       -------     ---------         ---          -----
       Realized gains (losses) on
        fund shares.....................      (496)         (113)           61          (474)         --             (2)
Realized gain distributions.............        --            --         1,988        67,579          --             --
                                           -------       -------       -------     ---------         ---          -----
    Net realized gains (losses).........      (496)         (113)        2,049        67,105          --             (2)
Change in unrealized gains (losses).....       (44)        1,254        (3,288)     (109,938)         70           (762)
                                           -------       -------       -------     ---------         ---          -----
    Net realized and unrealized gains
     (losses) on investments............      (540)        1,141        (1,239)      (42,833)         70           (764)
                                           -------       -------       -------     ---------         ---          -----
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS.............................   $ 1,283       $ 1,039       $(1,132)    $ (26,074)        $69          $(788)
                                           =======       =======       =======     =========         ===          =====

--------
(a)For the period beginning July 30, 2007 and ended December 31, 2007

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------

                                           Advanced     Advanced    AIM Variable  AIM Variable AIM Variable AIM Variable
                                            Series       Series      Insurance     Insurance    Insurance    Insurance
                                             Trust        Trust        Funds         Funds        Funds        Funds
                                          Sub-Account  Sub-Account  Sub-Account   Sub-Account  Sub-Account  Sub-Account
                                         ------------- ----------- -------------- ------------ ------------ ------------
                                              AST
                                         T. Rowe Price     AST                                  AIM V. I.    AIM V. I.
                                            Natural    UBS Dynamic   AIM V. I.     AIM V. I.     Capital      Capital
                                         Resources (a)  Alpha (a)  Basic Balanced Basic Value  Appreciation Development
                                         ------------- ----------- -------------- ------------ ------------ ------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................    $   175     $  9,326    $ 1,249,298   $   154,965  $        --  $        --
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk..........        (45)      (3,911)      (576,696)     (372,269)  (2,478,986)    (317,312)
    Administrative expense..............         (5)        (317)       (45,639)      (28,868)    (185,035)     (24,573)
                                            -------     --------    -----------   -----------  -----------  -----------
    Net investment income (loss)........        125        5,097        626,963      (246,172)  (2,664,021)    (341,885)
                                            -------     --------    -----------   -----------  -----------  -----------
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales.................         49       59,792     13,588,834     8,642,362   52,399,336    8,147,044
    Cost of investments sold............         51       60,085     12,573,179     6,623,079   47,075,855    5,355,720
                                            -------     --------    -----------   -----------  -----------  -----------
       Realized gains (losses) on
        fund shares.....................         (2)        (293)     1,015,655     2,019,283    5,323,481    2,791,324
Realized gain distributions.............      1,880           --             --     1,444,612           --    1,713,923
                                            -------     --------    -----------   -----------  -----------  -----------
    Net realized gains (losses).........      1,878         (293)     1,015,655     3,463,895    5,323,481    4,505,247
Change in unrealized gains (losses).....     (1,456)     (24,515)    (1,083,823)   (3,003,704)  16,060,948   (1,853,501)
                                            -------     --------    -----------   -----------  -----------  -----------
    Net realized and unrealized gains
     (losses) on investments............        422      (24,808)       (68,168)      460,191   21,384,429    2,651,746
                                            -------     --------    -----------   -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS.................    $   547     $(19,711)   $   558,795   $   214,019  $18,720,408  $ 2,309,861
                                            =======     ========    ===========   ===========  ===========  ===========

--------
(a)For the period beginning July 30, 2007 and ended December 31, 2007

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------

                                        AIM Variable AIM Variable AIM Variable AIM Variable AIM Variable  AIM Variable
                                         Insurance    Insurance    Insurance    Insurance     Insurance    Insurance
                                           Funds        Funds        Funds        Funds         Funds        Funds
                                        Sub-Account  Sub-Account  Sub-Account  Sub-Account   Sub-Account  Sub-Account
                                        ------------ ------------ ------------ ------------ ------------- ------------
                                                      AIM V. I.    AIM V. I.                  AIM V. I.    AIM V. I.
                                         AIM V. I.   Diversified   Government   AIM V. I.   International  Large Cap
                                        Core Equity     Income     Securities   High Yield     Growth        Growth
                                        ------------ ------------ ------------ ------------ ------------- ------------
NET INVESTMENT INCOME
 (LOSS)
Dividends.............................. $ 2,206,013  $ 1,373,040   $  900,360   $  764,451   $   241,111   $    5,611
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk.........  (2,892,300)    (261,787)    (304,140)    (151,914)     (812,664)    (244,691)
    Administrative expense.............    (219,875)     (20,597)     (23,955)     (11,985)      (63,311)     (18,872)
                                        -----------  -----------   ----------   ----------   -----------   ----------
    Net investment income (loss).......    (906,162)   1,090,656      572,265      600,552      (634,864)    (257,952)
                                        -----------  -----------   ----------   ----------   -----------   ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales................  58,678,187    7,220,579    6,333,048    3,984,164    17,435,853    4,483,000
    Cost of investments sold...........  49,955,220    7,972,340    6,247,480    4,125,583    10,806,794    3,786,278
                                        -----------  -----------   ----------   ----------   -----------   ----------
       Realized gains (losses) on
        fund shares....................   8,722,967     (751,761)      85,568     (141,419)    6,629,059      696,722
Realized gain distributions............          --           --           --           --            --           --
                                        -----------  -----------   ----------   ----------   -----------   ----------
    Net realized gains (losses)........   8,722,967     (751,761)      85,568     (141,419)    6,629,059      696,722
Change in unrealized gains
 (losses)..............................   7,046,254     (252,099)     458,983     (423,174)    1,870,564    2,015,733
                                        -----------  -----------   ----------   ----------   -----------   ----------
    Net realized and unrealized
     gains (losses) on
     investments.......................  15,769,221   (1,003,860)     544,551     (564,593)    8,499,623    2,712,455
                                        -----------  -----------   ----------   ----------   -----------   ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS............................ $14,863,059  $    86,796   $1,116,816   $   35,959   $ 7,864,759   $2,454,503
                                        ===========  ===========   ==========   ==========   ===========   ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------

                                                                                         AIM Variable  AIM Variable
                                     AIM Variable AIM Variable AIM Variable AIM Variable  Insurance     Insurance
                                      Insurance    Insurance    Insurance    Insurance      Funds         Funds
                                        Funds        Funds        Funds        Funds      Series II     Series II
                                     Sub-Account  Sub-Account  Sub-Account  Sub-Account  Sub-Account   Sub-Account
                                     ------------ ------------ ------------ ------------ ------------ --------------
                                      AIM V. I.                                           AIM V. I.
                                       Mid Cap     AIM V. I.    AIM V. I.    AIM V. I.      Basic       AIM V. I.
                                     Core Equity  Money Market  Technology   Utilities   Balanced II  Basic Value II
                                     ------------ ------------ ------------ ------------ ------------ --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...........................  $   53,579  $   974,731   $       --   $  253,566    $ 51,794    $    67,875
Charges from Allstate Life
 Insurance Company:
    Mortality and expense risk......    (361,212)    (278,798)     (67,209)    (189,810)    (28,663)      (330,486)
    Administrative expense..........     (26,956)     (22,060)      (5,289)     (14,719)     (1,918)       (38,269)
                                      ----------  -----------   ----------   ----------    --------    -----------
    Net investment income
     (loss).........................    (334,589)     673,873      (72,498)      49,037      21,213       (300,880)
                                      ----------  -----------   ----------   ----------    --------    -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.............   9,768,419   17,018,597    1,653,294    4,829,850     200,584      3,756,746
    Cost of investments sold........   8,506,238   17,018,597    1,315,074    3,091,058     157,653      2,922,104
                                      ----------  -----------   ----------   ----------    --------    -----------
       Realized gains (losses)
        on fund shares..............   1,262,181           --      338,220    1,738,792      42,931        834,642
Realized gain distributions.........     349,490           --           --      657,217          --      1,141,121
                                      ----------  -----------   ----------   ----------    --------    -----------
    Net realized gains (losses).....   1,611,671           --      338,220    2,396,009      42,931      1,975,763
Change in unrealized gains
 (losses)...........................     938,743           --       52,796       48,499     (56,590)    (1,650,916)
                                      ----------  -----------   ----------   ----------    --------    -----------
    Net realized and unrealized
     gains (losses) on
     investments....................   2,550,414           --      391,016    2,444,508     (13,659)       324,847
                                      ----------  -----------   ----------   ----------    --------    -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.........................  $2,215,825  $   673,873   $  318,518   $2,493,545    $  7,554    $    23,967
                                      ==========  ===========   ==========   ==========    ========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------

                                      AIM Variable    AIM Variable   AIM Variable  AIM Variable AIM Variable  AIM Variable
                                        Insurance      Insurance      Insurance     Insurance     Insurance     Insurance
                                          Funds          Funds          Funds         Funds         Funds         Funds
                                        Series II      Series II      Series II     Series II     Series II     Series II
                                       Sub-Account    Sub-Account    Sub-Account   Sub-Account   Sub-Account   Sub-Account
                                     --------------- -------------- -------------- ------------ ------------- -------------
                                        AIM V. I.      AIM V. I.                    AIM V. I.     AIM V. I.
                                         Capital        Capital       AIM V. I.    Diversified   Government     AIM V. I.
                                     Appreciation II Development II Core Equity II  Income II   Securities II High Yield II
                                     --------------- -------------- -------------- ------------ ------------- -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...........................   $       --       $     --      $   44,393     $ 38,243     $ 40,757      $ 45,731
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk...........................     (122,123)       (11,485)        (82,409)      (8,782)     (16,411)       (9,346)
    Administrative expense..........      (14,059)          (755)         (8,759)        (564)      (1,151)         (673)
                                       ----------       --------      ----------     --------     --------      --------
    Net investment income
     (loss).........................     (136,182)       (12,240)        (46,775)      28,897       23,195        35,712
                                       ----------       --------      ----------     --------     --------      --------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.............    1,378,559        108,963       1,215,636       86,688      369,130       135,439
    Cost of investments sold........    1,043,000         79,630       1,039,768       91,973      380,379       129,457
                                       ----------       --------      ----------     --------     --------      --------
       Realized gains (losses)
        on fund shares..............      335,559         29,333         175,868       (5,285)     (11,249)        5,982
Realized gain distributions.........           --         59,175              --           --           --            --
                                       ----------       --------      ----------     --------     --------      --------
    Net realized gains (losses).....      335,559         88,508         175,868       (5,285)     (11,249)        5,982
Change in unrealized gains
 (losses)...........................      590,654        (20,682)        191,286      (24,504)      36,865       (44,647)
                                       ----------       --------      ----------     --------     --------      --------
    Net realized and unrealized
     gains (losses) on
     investments....................      926,213         67,826         367,154      (29,789)      25,616       (38,665)
                                       ----------       --------      ----------     --------     --------      --------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.........................   $  790,031       $ 55,586      $  320,379     $   (892)    $ 48,811      $ (2,953)
                                       ==========       ========      ==========     ========     ========      ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------

                                     AIM Variable  AIM Variable  AIM Variable  AIM Variable AIM Variable  AIM Variable
                                       Insurance    Insurance     Insurance     Insurance     Insurance    Insurance
                                         Funds        Funds         Funds         Funds         Funds        Funds
                                       Series II    Series II     Series II     Series II     Series II    Series II
                                      Sub-Account  Sub-Account   Sub-Account   Sub-Account   Sub-Account  Sub-Account
                                     ------------- ------------ -------------- ------------ ------------- ------------
                                       AIM V. I.    AIM V. I.     AIM V. I.     AIM V. I.
                                     International  Large Cap      Mid Cap        Money       AIM V. I.    AIM V. I.
                                       Growth II    Growth II   Core Equity II  Market II   Technology II Utilities II
                                     ------------- ------------ -------------- ------------ ------------- ------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...........................   $  6,225      $     --     $    3,328     $ 89,880      $    --      $ 16,645
Charges from Allstate Life
 Insurance Company:
    Mortality and expense risk......    (26,413)      (15,318)      (109,621)     (29,617)      (1,987)      (13,944)
    Administrative expense..........     (1,734)       (1,066)       (11,871)      (2,154)        (130)         (973)
                                       --------      --------     ----------     --------      -------      --------
    Net investment income
     (loss).........................    (21,922)      (16,384)      (118,164)      58,109       (2,117)        1,728
                                       --------      --------     ----------     --------      -------      --------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.............    307,888       103,468      1,035,728      519,740       29,053       246,263
    Cost of investments sold........    189,181        88,618        919,100      519,740       22,048       172,451
                                       --------      --------     ----------     --------      -------      --------
       Realized gains (losses)
        on fund shares..............    118,707        14,850        116,628           --        7,005        73,812
Realized gain distributions.........         --            --         99,969           --           --        46,199
                                       --------      --------     ----------     --------      -------      --------
    Net realized gains (losses).....    118,707        14,850        216,597           --        7,005       120,011
Change in unrealized gains
 (losses)...........................    106,549       135,198        417,721           --        2,529        32,958
                                       --------      --------     ----------     --------      -------      --------
    Net realized and unrealized
     gains (losses) on
     investments....................    225,256       150,048        634,318           --        9,534       152,969
                                       --------      --------     ----------     --------      -------      --------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.........................   $203,334      $133,664     $  516,154     $ 58,109      $ 7,417      $154,697
                                       ========      ========     ==========     ========      =======      ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------

                                           Alliance      Alliance      Alliance      Alliance      Alliance      Alliance
                                           Bernstein     Bernstein     Bernstein     Bernstein     Bernstein     Bernstein
                                           Variable      Variable      Variable      Variable      Variable      Variable
                                            Product       Product       Product       Product       Product       Product
                                          Series Fund   Series Fund   Series Fund   Series Fund   Series Fund   Series Fund
                                          Sub-Account   Sub-Account   Sub-Account   Sub-Account   Sub-Account   Sub-Account
                                         ------------- ------------- ------------- ------------- ------------- -------------
                                                         Alliance      Alliance      Alliance      Alliance      Alliance
                                           Alliance    Bernstein VPS Bernstein VPS Bernstein VPS Bernstein VPS Bernstein VPS
                                         Bernstein VPS   Growth &    International   Large Cap     Small/Mid      Utility
                                          Growth (b)    Income (c)     Value (d)    Growth (e)   Cap Value (f)  Income (g)
                                         ------------- ------------- ------------- ------------- ------------- -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................  $        --  $  2,304,869   $   450,190   $        --   $   355,816   $  147,515
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk..........     (889,514)   (2,926,903)     (643,817)     (639,612)     (770,817)    (111,269)
    Administrative expense..............      (87,068)     (227,052)      (82,904)      (50,443)      (95,781)     (13,579)
                                          -----------  ------------   -----------   -----------   -----------   ----------
    Net investment income (loss)........     (976,582)     (849,086)     (276,531)     (690,055)     (510,782)      22,667
                                          -----------  ------------   -----------   -----------   -----------   ----------
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales.................   15,344,134    52,022,898     7,287,449    13,917,203     8,341,960    1,560,876
    Cost of investments sold............   12,744,601    41,755,659     5,856,063    12,285,802     6,927,665    1,275,830
                                          -----------  ------------   -----------   -----------   -----------   ----------
       Realized gains (losses) on
        fund shares.....................    2,599,533    10,267,239     1,431,386     1,631,401     1,414,295      285,046
Realized gain distributions.............           --     9,480,923     1,687,380            --     3,327,925        5,413
                                          -----------  ------------   -----------   -----------   -----------   ----------
    Net realized gains (losses).........    2,599,533    19,748,162     3,118,766     1,631,401     4,742,220      290,459
Change in unrealized gains (losses).....    4,387,924   (12,361,600)   (1,207,938)    3,711,972    (3,979,819)     932,542
                                          -----------  ------------   -----------   -----------   -----------   ----------
    Net realized and unrealized gains
     (losses) on investments............    6,987,457     7,386,562     1,910,828     5,343,373       762,401    1,223,001
                                          -----------  ------------   -----------   -----------   -----------   ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS.............................  $ 6,010,875  $  6,537,476   $ 1,634,297   $ 4,653,318   $   251,619   $1,245,668
                                          ===========  ============   ===========   ===========   ===========   ==========

--------
(b)Previously known as AllianceBernstein Growth
(c)Previously known as AllianceBernstein Growth & Income
(d)Previously known as AllianceBernstein International Value
(e)Previously known as AllianceBernstein Large Cap Growth
(f)Previously known as AllianceBernstein Small/Mid Cap Value
(g)Previously known as AllianceBernstein Utility Income

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------

                                       Alliance                                       Dreyfus
                                       Bernstein      American         American      Socially                   Dreyfus
                                       Variable        Century         Century      Responsible                 Variable
                                        Product       Variable         Variable       Growth    Dreyfus Stock  Investment
                                      Series Fund  Portfolios, Inc Portfolios, Inc  Fund, Inc.   Index Fund       Fund
                                      Sub-Account    Sub-Account     Sub-Account    Sub-Account  Sub-Account  Sub-Account
                                     ------------- --------------- ---------------- ----------- ------------- ------------
                                                                                      Dreyfus
                                       Alliance       American         American      Socially
                                     Bernstein VPS     Century         Century      Responsible Dreyfus Stock VIF Growth &
                                       Value (h)     VP Balanced   VP International Growth Fund  Index Fund      Income
                                     ------------- --------------- ---------------- ----------- ------------- ------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...........................  $   50,185       $ 1,049         $   219        $ 1,238     $ 23,846      $  2,000
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk...........................     (63,013)         (534)           (244)        (2,851)     (19,068)       (3,472)
    Administrative expense..........      (8,106)          (41)            (18)          (205)      (1,422)         (277)
                                      ----------       -------         -------        -------     --------      --------
    Net investment income
     (loss).........................     (20,934)          474             (43)        (1,818)       3,356        (1,749)
                                      ----------       -------         -------        -------     --------      --------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.............   1,278,559        28,290          35,102         90,084      324,525       129,071
    Cost of investments sold........   1,148,975        29,864          33,546         89,157      248,995       106,130
                                      ----------       -------         -------        -------     --------      --------
       Realized gains (losses)
        on fund shares..............     129,584        (1,574)          1,556            927       75,530        22,941
Realized gain distributions.........     114,631         2,553              --             --           --        12,534
                                      ----------       -------         -------        -------     --------      --------
    Net realized gains
     (losses).......................     244,215           979           1,556            927       75,530        35,475
Change in unrealized gains
 (losses)...........................    (456,240)         (175)          2,988         13,631      (24,083)      (14,784)
                                      ----------       -------         -------        -------     --------      --------
    Net realized and unrealized
     gains (losses) on
     investments....................    (212,025)          804           4,544         14,558       51,447        20,691
                                      ----------       -------         -------        -------     --------      --------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.........................  $ (232,959)      $ 1,278         $ 4,501        $12,740     $ 54,803      $ 18,942
                                      ==========       =======         =======        =======     ========      ========

--------
(h)Previously known as AllianceBernstein Value

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------

                                          Dreyfus         Dreyfus
                                          Variable       Variable          DWS         DWS          DWS          DWS
                                         Investment     Investment      Variable    Variable     Variable     Variable
                                            Fund           Fund         Series I    Series I     Series I     Series I
                                        Sub-Account     Sub-Account    Sub-Account Sub-Account  Sub-Account  Sub-Account
                                        ------------ ----------------- ----------- ----------- ------------- -----------
                                                                                     DWS VIP      DWS VIP      DWS VIP
                                            VIF          VIF Small       DWS VIP     Capital      Global     Growth and
                                        Money Market Company Stock (i)   Bond A     Growth A   Opportunities  Income A
                                        ------------ ----------------- ----------- ----------- ------------- -----------
NET INVESTMENT INCOME
 (LOSS)
Dividends..............................   $ 38,242       $     --       $ 35,689    $ 10,135     $  20,954    $  14,642
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk.........    (11,398)          (389)        (3,501)     (6,930)       (7,504)      (4,139)
    Administrative expense.............       (814)           (28)        (2,607)     (4,918)       (5,190)      (2,990)
                                          --------       --------       --------    --------     ---------    ---------
    Net investment income (loss).......     26,030           (417)        29,581      (1,713)        8,260        7,513
                                          --------       --------       --------    --------     ---------    ---------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales................    466,553         91,012        325,450     454,947       361,622      783,354
    Cost of investments sold...........    466,553         88,439        321,734     403,399       240,322      629,695
                                          --------       --------       --------    --------     ---------    ---------
       Realized gains (losses) on
        fund shares....................         --          2,573          3,716      51,548       121,300      153,659
Realized gain distributions............         --         23,529             --          --       119,553       16,151
                                          --------       --------       --------    --------     ---------    ---------
    Net realized gains (losses)........         --         26,102          3,716      51,548       240,853      169,810
Change in unrealized gains
 (losses)..............................         --        (18,820)           874     132,100      (106,938)    (149,115)
                                          --------       --------       --------    --------     ---------    ---------
    Net realized and unrealized
     gains (losses) on
     investments.......................         --          7,282          4,590     183,648       133,915       20,695
                                          --------       --------       --------    --------     ---------    ---------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS............................   $ 26,030       $  6,865       $ 34,171    $181,935     $ 142,175    $  28,208
                                          ========       ========       ========    ========     =========    =========

--------
(i)For the period beginning January 1, 2007 and ended April 30, 2007

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------

                                                                                                               Fidelity
                                             DWS          DWS         DWS         DWS         Federated        Variable
                                          Variable     Variable    Variable    Variable       Insurance       Insurance
                                          Series I     Series II   Series II   Series II       Series       Products Fund
                                         Sub-Account  Sub-Account Sub-Account Sub-Account    Sub-Account     Sub-Account
                                        ------------- ----------- ----------- ----------- ----------------- --------------
                                                                    DWS VIP     DWS VIP       Federated
                                           DWS VIP      DWS VIP      Money     Small Cap        Prime
                                        International Balanced A  Market A II  Growth A   Money Fund II (j) VIP Contrafund
                                        ------------- ----------- ----------- ----------- ----------------- --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends..............................   $ 19,659     $ 66,765    $ 50,911    $     --      $  478,395      $   129,603
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk.........     (3,599)      (8,743)     (4,322)     (2,166)       (135,948)        (185,252)
    Administrative expense.............     (2,528)      (6,294)     (3,144)     (1,537)        (10,337)         (14,926)
                                          --------     --------    --------    --------      ----------      -----------
    Net investment income (loss).......     13,532       51,728      43,445      (3,703)        332,110          (70,575)
                                          --------     --------    --------    --------      ----------      -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales................    182,685      239,158     245,476     187,692       8,423,135        4,374,857
    Cost of investments sold...........    125,916      207,822     245,476     153,208       8,423,135        3,280,855
                                          --------     --------    --------    --------      ----------      -----------
       Realized gains (losses) on
        fund shares....................     56,769       31,336          --      34,484              --        1,094,002
Realized gain distributions............         --           --          --          --              --        3,468,504
                                          --------     --------    --------    --------      ----------      -----------
    Net realized gains (losses)........     56,769       31,336          --      34,484              --        4,562,506
Change in unrealized gains
 (losses)..............................     30,202          670          --        (797)             --       (2,303,507)
                                          --------     --------    --------    --------      ----------      -----------
    Net realized and unrealized
     gains (losses) on
     investments.......................     86,971       32,006          --      33,687              --        2,258,999
                                          --------     --------    --------    --------      ----------      -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS............................   $100,503     $ 83,734    $ 43,445    $ 29,984      $  332,110      $ 2,188,424
                                          ========     ========    ========    ========      ==========      ===========

--------
(j)On April 27, 2007 STI International Equity merged into Federated Prime Money Fund II

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------

                                     Fidelity      Fidelity      Fidelity      Fidelity       Fidelity      Fidelity
                                     Variable      Variable      Variable      Variable       Variable      Variable
                                     Insurance     Insurance     Insurance     Insurance     Insurance      Insurance
                                   Products Fund Products Fund Products Fund Products Fund Products Fund  Products Fund
                                    Sub-Account   Sub-Account   Sub-Account   Sub-Account   Sub-Account    Sub-Account
                                   ------------- ------------- ------------- ------------- -------------- -------------
                                        VIP                      VIP High                  VIP Investment      VIP
                                   Equity-Income  VIP Growth      Income     VIP Index 500   Grade Bond     Overseas
                                   ------------- ------------- ------------- ------------- -------------- -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends.........................  $   53,386    $   63,805    $  218,262    $  391,996      $169,016     $  124,232
Charges from Allstate Life
 Insurance Company:
    Mortality and expense risk....     (44,085)      (92,449)      (35,812)     (135,877)      (45,678)       (47,753)
    Administrative expense........      (3,523)       (7,461)       (2,975)      (11,019)       (3,829)        (3,889)
                                    ----------    ----------    ----------    ----------      --------     ----------
    Net investment income
     (loss).......................       5,778       (36,105)      179,475       245,100       119,509         72,590
                                    ----------    ----------    ----------    ----------      --------     ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales...........   1,731,764     2,360,859     1,213,766     2,864,168       871,612      1,304,051
    Cost of investments sold......   1,487,627     2,428,784     1,261,300     2,338,845       890,517      1,028,217
                                    ----------    ----------    ----------    ----------      --------     ----------
       Realized gains
         (losses) on fund
         shares...................     244,137       (67,925)      (47,534)      525,323       (18,905)       275,834
Realized gain distributions.......     235,241         6,104            --            --            --        259,845
                                    ----------    ----------    ----------    ----------      --------     ----------
    Net realized gains (losses)...     479,378       (61,821)      (47,534)      525,323       (18,905)       535,679
Change in unrealized gains
 (losses).........................    (425,620)    1,767,373       (90,520)     (313,777)        8,349        (50,207)
                                    ----------    ----------    ----------    ----------      --------     ----------
    Net realized and unrealized
     gains (losses) on
     investments..................      53,758     1,705,552      (138,054)      211,546       (10,556)       485,472
                                    ----------    ----------    ----------    ----------      --------     ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.......................  $   59,536    $1,669,447    $   41,421    $  456,646      $108,953     $  558,062
                                    ==========    ==========    ==========    ==========      ========     ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------

                                   Fidelity          Fidelity          Fidelity          Fidelity          Fidelity
                                   Variable          Variable          Variable          Variable          Variable
                                   Insurance         Insurance         Insurance         Insurance         Insurance
                                 Products Fund     Products Fund     Products Fund     Products Fund     Products Fund
                               (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2)
                                  Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                               ----------------- ----------------- ----------------- ----------------- -----------------
                                   VIP Asset                              VIP           VIP Freedom       VIP Freedom
                                Manager Growth    VIP Contrafund     Equity-Income    2010 Portfolio    2020 Portfolio
                               (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2)
                               ----------------- ----------------- ----------------- ----------------- -----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends.....................      $ 2,363        $    775,190        $  60,407        $  140,762         $124,806
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk.....................         (811)         (1,372,135)         (57,017)          (73,674)         (60,799)
    Administrative
     expense..................          (65)           (178,848)          (3,955)           (9,860)          (8,235)
                                    -------        ------------        ---------        ----------         --------
    Net investment income
     (loss)...................        1,487            (775,793)            (565)           57,228           55,772
                                    -------        ------------        ---------        ----------         --------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales.......        7,948          13,216,814          546,961         1,801,011          427,664
    Cost of investments
     sold.....................        6,625          12,238,980          437,043         1,707,468          409,274
                                    -------        ------------        ---------        ----------         --------
       Realized gains
        (losses) on fund
        shares................        1,323             977,834          109,918            93,543           18,390
Realized gain
 distributions................           --          26,470,650          304,387           150,098          170,640
                                    -------        ------------        ---------        ----------         --------
    Net realized gains
     (losses).................        1,323          27,448,484          414,305           243,641          189,030
Change in unrealized gains
 (losses).....................        7,341         (13,302,237)        (408,301)               82           23,400
                                    -------        ------------        ---------        ----------         --------
    Net realized and
     unrealized gains
     (losses) on
     investments..............        8,664          14,146,247            6,004           243,723          212,430
                                    -------        ------------        ---------        ----------         --------
INCREASE (DECREASE)
 IN NET ASSETS
 FROM
 OPERATIONS...................      $10,151        $ 13,370,454        $   5,439        $  300,951         $268,202
                                    =======        ============        =========        ==========         ========

                                   Fidelity
                                   Variable
                                   Insurance
                                 Products Fund
                               (Service Class 2)
                                  Sub-Account
                               -----------------
                                  VIP Freedom
                                2030 Portfolio
                               (Service Class 2)
                               -----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends.....................     $ 41,550
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk.....................      (21,932)
    Administrative
     expense..................       (3,030)
                                   --------
    Net investment income
     (loss)...................       16,588
                                   --------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales.......      317,958
    Cost of investments
     sold.....................      303,020
                                   --------
       Realized gains
        (losses) on fund
        shares................       14,938
Realized gain
 distributions................       77,507
                                   --------
    Net realized gains
     (losses).................       92,445
Change in unrealized gains
 (losses).....................        4,074
                                   --------
    Net realized and
     unrealized gains
     (losses) on
     investments..............       96,519
                                   --------
INCREASE (DECREASE)
 IN NET ASSETS
 FROM
 OPERATIONS...................     $113,107
                                   ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------

                                 Fidelity          Fidelity            Fidelity            Fidelity          Fidelity
                                 Variable          Variable            Variable            Variable          Variable
                                 Insurance         Insurance           Insurance           Insurance         Insurance
                               Products Fund     Products Fund       Products Fund       Products Fund     Products Fund
                             (Service Class 2) (Service Class 2)   (Service Class 2)   (Service Class 2) (Service Class 2)
                                Sub-Account       Sub-Account         Sub-Account         Sub-Account       Sub-Account
                             ----------------- ----------------- --------------------- ----------------- -----------------
                                VIP Freedom           VIP
                                  Income           Growth &           VIP Growth                             VIP High
                                 Portfolio          Income          Stock Portfolio       VIP Growth          Income
                             (Service Class 2) (Service Class 2) (Service Class 2) (k) (Service Class 2) (Service Class 2)
                             ----------------- ----------------- --------------------- ----------------- -----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends...................     $ 70,360         $  214,994           $     --            $  2,771         $  934,078
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk...................      (17,485)          (230,909)           (12,704)            (10,069)          (165,201)
    Administrative
     expense................       (2,441)           (29,367)            (1,811)               (711)           (20,784)
                                 --------         ----------           --------            --------         ----------
    Net investment
     income (loss)..........       50,434            (45,282)           (14,515)             (8,009)           748,093
                                 --------         ----------           --------            --------         ----------
NET REALIZED AND
 UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from
     sales..................      287,469          2,577,100            442,840             100,753          1,884,516
    Cost of investments
     sold...................      283,043          2,311,351            412,844              70,319          1,873,376
                                 --------         ----------           --------            --------         ----------
       Realized gains
        (losses) on
        fund shares.........        4,426            265,749             29,996              30,434             11,140
Realized gain
 distributions..............       16,108            635,741             77,752                 453                 --
                                 --------         ----------           --------            --------         ----------
    Net realized gains
     (losses)...............       20,534            901,490            107,748              30,887             11,140
Change in unrealized gains
 (losses)...................      (21,590)           588,757             81,342             133,071           (669,266)
                                 --------         ----------           --------            --------         ----------
    Net realized and
     unrealized gains
     (losses) on
     investments............       (1,056)         1,490,247            189,090             163,958           (658,126)
                                 --------         ----------           --------            --------         ----------
INCREASE
 (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS.................     $ 49,378         $1,444,965           $174,575            $155,949         $   89,967
                                 ========         ==========           ========            ========         ==========

                                 Fidelity
                                 Variable
                                 Insurance
                               Products Fund
                             (Service Class 2)
                                Sub-Account
                             -----------------


                               VIP Index 500
                             (Service Class 2)
                             -----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends...................    $  223,495
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk...................       (92,432)
    Administrative
     expense................       (11,060)
                                ----------
    Net investment
     income (loss)..........       120,003
                                ----------
NET REALIZED AND
 UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from
     sales..................     2,845,375
    Cost of investments
     sold...................     2,732,083
                                ----------
       Realized gains
        (losses) on
        fund shares.........       113,292
Realized gain
 distributions..............            --
                                ----------
    Net realized gains
     (losses)...............       113,292
Change in unrealized gains
 (losses)...................      (148,329)
                                ----------
    Net realized and
     unrealized gains
     (losses) on
     investments............       (35,037)
                                ----------
INCREASE
 (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS.................    $   84,966
                                ==========

--------
(k)Previously known as VIP Freedom Growth Stock Portfolio (Service Class 2)

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------

                                       Fidelity          Fidelity          Fidelity          Fidelity         Franklin
                                       Variable          Variable          Variable          Variable        Templeton
                                       Insurance         Insurance         Insurance         Insurance        Variable
                                     Products Fund     Products Fund     Products Fund     Products Fund     Insurance
                                   (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2) Products Trust
                                      Sub-Account       Sub-Account       Sub-Account       Sub-Account     Sub-Account
                                   ----------------- ----------------- ----------------- ----------------- --------------
                                                                                                              Franklin
                                    VIP Investment                         VIP Money                          Flex Cap
                                      Grade Bond        VIP Mid Cap         Market         VIP Overseas        Growth
                                   (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2)   Securities
                                   ----------------- ----------------- ----------------- ----------------- --------------
NET INVESTMENT
 INCOME (LOSS)
Dividends.........................      $  868          $  139,437        $  405,542          $ 4,816         $  6,816
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk.........................        (304)           (404,259)         (118,507)          (2,239)         (81,583)
    Administrative expense........         (22)            (53,097)          (16,071)            (163)         (10,458)
                                        ------          ----------        ----------          -------         --------
    Net investment income
     (loss).......................         542            (317,919)          270,964            2,414          (85,225)
                                        ------          ----------        ----------          -------         --------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales...........       4,629           4,725,000         8,266,063           52,944          895,412
    Cost of investments
     sold.........................       4,807           4,593,097         8,266,063           36,777          771,105
                                        ------          ----------        ----------          -------         --------
       Realized gains
        (losses) on fund
        shares....................        (178)            131,903                --           16,167          124,307
Realized gain distributions.......          --           2,307,585                --            9,402               --
                                        ------          ----------        ----------          -------         --------
    Net realized gains
     (losses).....................        (178)          2,439,488                --           25,569          124,307
Change in unrealized gains
 (losses).........................         166           1,163,968                --           (7,119)         598,529
                                        ------          ----------        ----------          -------         --------
    Net realized and unrealized
     gains (losses) on
     investments..................         (12)          3,603,456                --           18,450          722,836
                                        ------          ----------        ----------          -------         --------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.......................      $  530          $3,285,537        $  270,964          $20,864         $637,611
                                        ======          ==========        ==========          =======         ========

                                      Franklin
                                     Templeton
                                      Variable
                                     Insurance
                                   Products Trust
                                    Sub-Account
                                   --------------
                                      Franklin
                                     Growth and
                                       Income
                                     Securities
                                   --------------
NET INVESTMENT
 INCOME (LOSS)
Dividends.........................  $  2,033,184
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk.........................    (1,283,679)
    Administrative expense........      (173,260)
                                    ------------
    Net investment income
     (loss).......................       576,245
                                    ------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales...........    19,067,162
    Cost of investments
     sold.........................    16,613,317
                                    ------------
       Realized gains
        (losses) on fund
        shares....................     2,453,845
Realized gain distributions.......     4,955,484
                                    ------------
    Net realized gains
     (losses).....................     7,409,329
Change in unrealized gains
 (losses).........................   (12,042,907)
                                    ------------
    Net realized and unrealized
     gains (losses) on
     investments..................    (4,633,578)
                                    ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.......................  $ (4,057,333)
                                    ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------


                                        Franklin       Franklin       Franklin       Franklin       Franklin       Franklin
                                       Templeton      Templeton      Templeton      Templeton      Templeton      Templeton
                                        Variable       Variable       Variable       Variable       Variable       Variable
                                       Insurance      Insurance      Insurance      Insurance      Insurance      Insurance
                                     Products Trust Products Trust Products Trust Products Trust Products Trust Products Trust
                                      Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account
                                     -------------- -------------- -------------- -------------- -------------- --------------
                                                                                                    Franklin
                                                                      Franklin       Franklin        Small
                                                       Franklin      Large Cap      Small Cap       Mid-Cap
                                     Franklin High      Income         Growth         Value          Growth     Franklin U.S.
                                      Income Sec 2    Securities     Securities     Securities     Securities     Government
                                     -------------- -------------- -------------- -------------- -------------- --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...........................   $  804,069    $10,448,338    $   571,135    $    490,955    $      --      $1,055,224
Charges from Allstate Life
 Insurance Company:
    Mortality and expense risk......     (192,708)    (4,447,677)    (1,058,727)     (1,086,055)     (53,957)       (316,820)
    Administrative expense..........      (21,425)      (544,500)      (146,112)       (139,712)      (6,745)        (43,218)
                                       ----------    -----------    -----------    ------------    ---------      ----------
    Net investment income
     (loss).........................      589,936      5,456,161       (633,704)       (734,812)     (60,702)        695,186
                                       ----------    -----------    -----------    ------------    ---------      ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.............    3,426,193     46,393,150     10,145,232      18,857,016      808,640       5,408,644
    Cost of investments sold........    3,344,316     42,251,278      8,929,540      15,515,826      532,286       5,474,035
                                       ----------    -----------    -----------    ------------    ---------      ----------
       Realized gains (losses)
        on fund shares..............       81,877      4,141,872      1,215,692       3,341,190      276,354         (65,391)
Realized gain distributions.........           --      1,937,679        562,301       5,048,432      272,646              --
                                       ----------    -----------    -----------    ------------    ---------      ----------
    Net realized gains (losses).....       81,877      6,079,551      1,777,993       8,389,622      549,000         (65,391)
Change in unrealized gains
 (losses)...........................     (525,627)    (6,238,385)     1,903,405     (10,022,446)    (134,975)        479,939
                                       ----------    -----------    -----------    ------------    ---------      ----------
    Net realized and unrealized
     gains (losses) on
     investments....................     (443,750)      (158,834)     3,681,398      (1,632,824)     414,025         414,548
                                       ----------    -----------    -----------    ------------    ---------      ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.........................   $  146,186    $ 5,297,327    $ 3,047,694    $ (2,367,636)   $ 353,323      $1,109,734
                                       ==========    ===========    ===========    ============    =========      ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------


                                        Franklin       Franklin       Franklin       Franklin       Franklin       Franklin
                                       Templeton      Templeton      Templeton      Templeton      Templeton      Templeton
                                        Variable       Variable       Variable       Variable       Variable       Variable
                                       Insurance      Insurance      Insurance      Insurance      Insurance      Insurance
                                     Products Trust Products Trust Products Trust Products Trust Products Trust Products Trust
                                      Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account
                                     -------------- -------------- -------------- -------------- -------------- --------------
                                                                     Templeton
                                                                     Developing     Templeton      Templeton      Templeton
                                         Mutual     Mutual Shares     Markets        Foreign     Global Income      Growth
                                       Discovery      Securities     Securities     Securities     Securities     Securities
                                     -------------- -------------- -------------- -------------- -------------- --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...........................   $  390,272    $  3,335,819   $ 1,019,741    $ 4,498,879      $105,008      $   65,071
Charges from Allstate Life
 Insurance Company:
    Mortality and expense risk......     (395,952)     (3,353,327)     (638,086)    (3,311,452)      (51,304)        (63,482)
    Administrative expense..........      (52,077)       (410,557)      (83,772)      (400,627)       (5,888)         (4,731)
                                       ----------    ------------   -----------    -----------      --------      ----------
    Net investment income
     (loss).........................      (57,757)       (428,065)      297,883        786,800        47,816          (3,142)
                                       ----------    ------------   -----------    -----------      --------      ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.............    5,121,049      40,810,470     9,952,373     37,363,469       796,175       2,241,752
    Cost of investments sold........    4,634,288      34,183,317     6,696,217     29,666,287       700,366       1,697,326
                                       ----------    ------------   -----------    -----------      --------      ----------
       Realized gains (losses)
        on fund shares..............      486,761       6,627,153     3,256,156      7,697,182        95,809         544,426
Realized gain distributions.........      321,049       8,167,156     3,330,521     10,261,398            --         207,621
                                       ----------    ------------   -----------    -----------      --------      ----------
    Net realized gains (losses).....      807,810      14,794,309     6,586,677     17,958,580        95,809         752,047
Change in unrealized gains
 (losses)...........................    1,448,544     (10,363,947)    3,407,689     10,316,664       183,680        (675,336)
                                       ----------    ------------   -----------    -----------      --------      ----------
    Net realized and unrealized
     gains (losses) on
     investments....................    2,256,354       4,430,362     9,994,366     28,275,244       279,489          76,711
                                       ----------    ------------   -----------    -----------      --------      ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.........................   $2,198,597    $  4,002,297   $10,292,249    $29,062,044      $327,305      $   73,569
                                       ==========    ============   ===========    ===========      ========      ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------


                                     Goldman Sachs  Goldman Sachs Goldman Sachs Goldman Sachs Goldman Sachs Goldman Sachs
                                        Variable      Variable      Variable      Variable      Variable      Variable
                                       Insurance      Insurance     Insurance     Insurance     Insurance     Insurance
                                         Trust          Trust         Trust         Trust         Trust         Trust
                                      Sub-Account    Sub-Account   Sub-Account   Sub-Account   Sub-Account   Sub-Account
                                     -------------- ------------- ------------- ------------- ------------- -------------
                                                                                     VIT           VIT           VIT
                                                         VIT                      Strategic    Structured    Structured
                                          VIT        Growth and        VIT      International   Small Cap    U.S. Equity
                                     Capital Growth    Income     Mid Cap Value  Equity (l)    Equity Fund      Fund
                                     -------------- ------------- ------------- ------------- ------------- -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...........................    $    73      $   177,301   $    72,691     $  107      $    81,180   $   153,859
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk...........................       (699)        (145,736)     (148,298)       (74)        (324,289)     (214,358)
    Administrative expense..........        (49)         (18,482)      (19,002)        (7)         (41,665)      (27,161)
                                        -------      -----------   -----------     ------      -----------   -----------
    Net investment income
     (loss).........................       (675)          13,083       (94,609)        26         (284,774)      (87,660)
                                        -------      -----------   -----------     ------      -----------   -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.............     29,957        1,633,555     1,699,383      1,473        2,458,916     1,359,744
    Cost of investments sold........     28,956        1,460,994     1,624,470        995        2,581,035     1,190,950
                                        -------      -----------   -----------     ------      -----------   -----------
       Realized gains (losses)
        on fund shares..............      1,001          172,561        74,913        478         (122,119)      168,794
Realized gain distributions.........         --          912,939     1,345,138        682        2,095,912     1,074,882
                                        -------      -----------   -----------     ------      -----------   -----------
    Net realized gains
     (losses).......................      1,001        1,085,500     1,420,051      1,160        1,973,793     1,243,676
Change in unrealized gains
 (losses)...........................      3,973       (1,153,033)   (1,125,498)      (720)      (5,844,495)   (1,608,240)
                                        -------      -----------   -----------     ------      -----------   -----------
    Net realized and unrealized
     gains (losses) on
     investments....................      4,974          (67,533)      294,553        440       (3,870,702)     (364,564)
                                        -------      -----------   -----------     ------      -----------   -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.........................    $ 4,299      $   (54,450)  $   199,944     $  466      $(4,155,476)  $  (452,224)
                                        =======      ===========   ===========     ======      ===========   ===========

--------
(l)Previously known as VIT International Equity


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------


                                                       Janus          Lazard        Legg Mason        Legg Mason
                                        Janus       Aspen Series    Retirement  Partners Variable  Partners Variable
                                     Aspen Series (Service Shares) Series, Inc. Portfolios I, Inc  Portfolios I, Inc
                                     Sub-Account    Sub-Account    Sub-Account     Sub-Account        Sub-Account
                                     ------------ ---------------- ------------ ------------------ -----------------
                                                                                    Legg Mason        Legg Mason
                                                                                     Variable          Variable
                                        Forty      Foreign Stock     Emerging        All Cap          Fundamental
                                      Portfolio   (Service Shares)   Markets    Portfolio I (i)(m)   Value (m)(n)
                                     ------------ ---------------- ------------ ------------------ -----------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...........................    $   91         $  728        $   222         $    23             $  98
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk...........................      (361)          (736)          (336)            (35)              (76)
    Administrative expense..........       (26)           (52)           (24)             (2)               (5)
                                        ------         ------        -------         -------             -----
    Net investment income
     (loss).........................      (296)           (60)          (138)            (14)               17
                                        ------         ------        -------         -------             -----
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.............     7,494            787          9,561           8,111                75
    Cost of investments sold........     3,977            483          4,162           6,207                78
                                        ------         ------        -------         -------             -----
       Realized gains (losses)
        on fund shares..............     3,517            304          5,399           1,904                (3)
Realized gain distributions.........        --          1,155          2,979             398               381
                                        ------         ------        -------         -------             -----
    Net realized gains
     (losses).......................     3,517          1,459          8,378           2,302               378
Change in unrealized gains
 (losses)...........................     4,599          6,282         (1,883)         (1,911)             (805)
                                        ------         ------        -------         -------             -----
    Net realized and unrealized
     gains (losses) on
     investments....................     8,116          7,741          6,495             391              (427)
                                        ------         ------        -------         -------             -----
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.........................    $7,820         $7,681        $ 6,357         $   377             $(410)
                                        ======         ======        =======         =======             =====

                                        Legg Mason
                                     Partners Variable
                                     Portfolios I, Inc
                                        Sub-Account
                                     -----------------
                                        Legg Mason
                                         Variable
                                         Investors
                                        Portfolio I
                                     -----------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...........................       $ 129
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk...........................        (143)
    Administrative expense..........         (11)
                                           -----
    Net investment income
     (loss).........................         (25)
                                           -----
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.............         144
    Cost of investments sold........         109
                                           -----
       Realized gains (losses)
        on fund shares..............          35
Realized gain distributions.........         272
                                           -----
    Net realized gains
     (losses).......................         307
Change in unrealized gains
 (losses)...........................         (65)
                                           -----
    Net realized and unrealized
     gains (losses) on
     investments....................         242
                                           -----
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.........................       $ 217
                                           =====

--------
(i)For the period beginning January 1, 2007 and ended April 30, 2007
(m)On April 27, 2007 Legg Mason Variable All Cap Portfolio I merged into Legg Mason Variable Fundamental Value
(n)For the period beginning May 1, 2007 and ended December 31, 2007

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------


                                                                                                        MFS Variable
                                     Lord Abbett  Lord Abbett   Lord Abbett   Lord Abbett  Lord Abbett   Insurance
                                     Series Fund  Series Fund   Series Fund   Series Fund  Series Fund     Trust
                                     Sub-Account  Sub-Account   Sub-Account   Sub-Account  Sub-Account  Sub-Account
                                     ----------- -------------- -----------  ------------- -----------  ------------
                                                                Growth and      Growth       Mid-Cap    MFS Emerging
                                      All Value  Bond-Debenture   Income     Opportunities    Value        Growth
                                     ----------- -------------- -----------  ------------- -----------  ------------
NET INVESTMENT INCOME
 (LOSS)
Dividends........................... $   77,641    $2,560,343   $   627,778   $       --   $   235,399   $       --
Charges from Allstate Life
 Insurance Company:
    Mortality and expense risk......   (227,306)     (553,702)     (679,222)    (250,723)     (779,846)     (24,726)
    Administrative expense..........    (29,715)      (76,058)      (93,903)     (33,825)     (105,870)      (1,923)
                                     ----------    ----------   -----------   ----------   -----------   ----------
    Net investment income
     (loss).........................   (179,380)    1,930,583      (145,347)    (284,548)     (650,317)     (26,649)
                                     ----------    ----------   -----------   ----------   -----------   ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.............  3,275,467     5,869,863     6,421,887    3,088,681     9,812,711      867,545
    Cost of investments sold........  2,869,049     5,771,020     5,926,093    2,689,014     9,228,837    1,026,618
                                     ----------    ----------   -----------   ----------   -----------   ----------
       Realized gains (losses)
        on fund shares..............    406,418        98,843       495,794      399,667       583,874     (159,073)
Realized gain distributions.........    581,213       138,479     3,461,849    1,708,662     6,920,116           --
                                     ----------    ----------   -----------   ----------   -----------   ----------
    Net realized gains (losses).....    987,631       237,322     3,957,643    2,108,329     7,503,990     (159,073)
Change in unrealized gains
 (losses)...........................    (48,028)     (490,966)   (3,004,609)   1,237,111    (7,453,554)     526,788
                                     ----------    ----------   -----------   ----------   -----------   ----------
    Net realized and unrealized
     gains (losses) on
     investments....................    939,603      (253,644)      953,034    3,345,440        50,436      367,715
                                     ----------    ----------   -----------   ----------   -----------   ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS......................... $  760,223    $1,676,939   $   807,687   $3,060,892   $  (599,881)  $  341,066
                                     ==========    ==========   ===========   ==========   ===========   ==========


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------

                                     MFS Variable  MFS Variable   MFS Variable MFS Variable MFS Variable MFS Variable
                                      Insurance      Insurance     Insurance    Insurance    Insurance     Insurance
                                        Trust          Trust         Trust        Trust        Trust         Trust
                                     Sub-Account    Sub-Account   Sub-Account  Sub-Account  Sub-Account   Sub-Account
                                     ------------ --------------- ------------ ------------ ------------ -------------
                                         MFS            MFS         MFS New        MFS      MFS Research
                                     High Income  Investors Trust  Discovery     Research       Bond     MFS Utilities
                                     ------------ --------------- ------------ ------------ ------------ -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...........................   $ 50,608      $ 29,027      $      --     $  8,820     $ 80,902     $  4,013
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk...........................     (9,078)      (42,498)       (40,761)     (17,466)     (28,740)      (5,323)
    Administrative expense..........       (736)       (3,432)        (3,353)      (1,267)      (2,393)        (420)
                                       --------      --------      ---------     --------     --------     --------
    Net investment income
     (loss).........................     40,794       (16,903)       (44,114)      (9,913)      49,769       (1,730)
                                       --------      --------      ---------     --------     --------     --------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.............    150,352       719,593        752,304      399,399      478,381      148,743
    Cost of investments sold........    147,690       555,776        611,600      381,802      485,802      109,306
                                       --------      --------      ---------     --------     --------     --------
       Realized gains (losses)
        on fund shares..............      2,662       163,817        140,704       17,597       (7,421)      39,437
Realized gain distributions.........         --        29,441        235,813           --           --       29,089
                                       --------      --------      ---------     --------     --------     --------
    Net realized gains
     (losses).......................      2,662       193,258        376,517       17,597       (7,421)      68,526
Change in unrealized gains
 (losses)...........................    (41,832)      117,739       (268,786)     131,336       23,280       23,530
                                       --------      --------      ---------     --------     --------     --------
    Net realized and unrealized
     gains (losses) on
     investments....................    (39,170)      310,997        107,731      148,933       15,859       92,056
                                       --------      --------      ---------     --------     --------     --------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.........................   $  1,624      $294,094      $  63,617     $139,020     $ 65,628     $ 90,326
                                       ========      ========      =========     ========     ========     ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------

                                MFS Variable    MFS Variable    MFS Variable    MFS Variable    MFS Variable   Morgan Stanley
                                  Insurance       Insurance       Insurance       Insurance       Insurance       Variable
                                    Trust           Trust           Trust           Trust           Trust        Investment
                               (Service Class) (Service Class) (Service Class) (Service Class) (Service Class)     Series
                                 Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account    Sub-Account
                               --------------- --------------- --------------- --------------- --------------- --------------
                                MFS Emerging    MFS Investors      MFS New
                                   Growth           Trust         Discovery     MFS Research    MFS Utilities    Aggressive
                               (Service Class) (Service Class) (Service Class) (Service Class) (Service Class)     Equity
                               --------------- --------------- --------------- --------------- --------------- --------------
NET INVESTMENT
 INCOME (LOSS)
Dividends.....................    $     --        $  4,502        $      --        $ 2,335        $ 16,346      $        --
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk.....................      (8,305)        (11,018)         (11,618)        (6,845)        (29,042)        (367,189)
    Administrative
     expense..................        (566)           (767)            (844)          (482)         (2,003)         (26,399)
                                  --------        --------        ---------        -------        --------      -----------
    Net investment income
     (loss)...................      (8,871)         (7,283)         (12,462)        (4,992)        (14,699)        (393,588)
                                  --------        --------        ---------        -------        --------      -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales.......     146,438         167,321          388,114         68,062         287,160       10,032,575
    Cost of investments
     sold.....................     105,672         117,799          263,073         45,294         176,025        8,030,660
                                  --------        --------        ---------        -------        --------      -----------
       Realized gains
        (losses) on fund
        shares................      40,766          49,522          125,041         22,768         111,135        2,001,915
Realized gain
 distributions................          --           6,535           58,682             --         140,342               --
                                  --------        --------        ---------        -------        --------      -----------
    Net realized gains
     (losses).................      40,766          56,057          183,723         22,768         251,477        2,001,915
Change in unrealized gains
 (losses).....................      65,494          12,876         (154,066)        32,952         213,263        2,806,423
                                  --------        --------        ---------        -------        --------      -----------
    Net realized and
     unrealized gains
     (losses) on
     investments..............     106,260          68,933           29,657         55,720         464,740        4,808,338
                                  --------        --------        ---------        -------        --------      -----------
INCREASE
 (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS...................    $ 97,389        $ 61,650        $  17,195        $50,728        $450,041      $ 4,414,750
                                  ========        ========        =========        =======        ========      ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------

                               Morgan Stanley Morgan Stanley Morgan Stanley Morgan Stanley Morgan Stanley Morgan Stanley
                                  Variable       Variable       Variable       Variable       Variable       Variable
                                 Investment     Investment     Investment     Investment     Investment     Investment
                                   Series         Series         Series         Series         Series         Series
                                Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account
                               -------------- -------------- -------------- -------------- -------------- --------------
                                                                                               Global
                                  Dividend                      European        Global        Dividend
                                   Growth         Equity         Growth       Advantage        Growth       High Yield
                               -------------- -------------- -------------- -------------- -------------- --------------
NET INVESTMENT
 INCOME (LOSS)
Dividends.....................  $  4,914,468   $ 1,762,732    $ 2,082,252     $  131,904    $  2,752,338   $ 1,566,602
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk.....................    (5,241,305)   (4,419,386)    (1,656,507)      (203,039)     (1,892,868)     (309,745)
    Administrative
     expense..................      (388,146)     (315,910)      (121,970)       (14,628)       (141,805)      (22,350)
                                ------------   -----------    -----------     ----------    ------------   -----------
    Net investment income
     (loss)...................      (714,983)   (2,972,564)       303,775        (85,763)        717,665     1,234,507
                                ------------   -----------    -----------     ----------    ------------   -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales.......   116,464,593    99,768,865     34,415,062      5,609,458      40,836,417     7,527,568
    Cost of investments
     sold.....................    84,780,414    97,807,310     22,366,553      4,380,870      29,585,896    11,504,671
                                ------------   -----------    -----------     ----------    ------------   -----------
       Realized gains
        (losses) on fund
        shares................    31,684,179     1,961,555     12,048,509      1,228,588      11,250,521    (3,977,103)
Realized gain
 distributions................            --            --             --             --      14,354,692            --
                                ------------   -----------    -----------     ----------    ------------   -----------
    Net realized gains
     (losses).................    31,684,179     1,961,555     12,048,509      1,228,588      25,605,213    (3,977,103)
Change in unrealized gains
 (losses).....................   (17,627,307)   56,773,361      4,194,483        989,819     (17,790,510)    3,426,054
                                ------------   -----------    -----------     ----------    ------------   -----------
    Net realized and
     unrealized gains
     (losses) on
     investments..............    14,056,872    58,734,916     16,242,992      2,218,407       7,814,703      (551,049)
                                ------------   -----------    -----------     ----------    ------------   -----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS...................  $ 13,341,889   $55,762,352    $16,546,767     $2,132,644    $  8,532,368   $   683,458
                                ============   ===========    ===========     ==========    ============   ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------

                               Morgan Stanley Morgan Stanley Morgan Stanley Morgan Stanley Morgan Stanley Morgan Stanley
                                  Variable       Variable       Variable       Variable       Variable       Variable
                                 Investment     Investment     Investment     Investment     Investment     Investment
                                   Series         Series         Series         Series         Series         Series
                                Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account
                               -------------- -------------- -------------- -------------- -------------- --------------
                                                 Limited                       Quality
                               Income Builder    Duration     Money Market   Income Plus   S&P 500 Index    Strategist
                               -------------- -------------- -------------- -------------- -------------- --------------
NET INVESTMENT
 INCOME (LOSS)
Dividends.....................  $   819,488    $ 1,479,946    $ 5,460,525    $ 8,393,308    $ 1,256,124    $  6,127,933
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk.....................     (401,571)      (384,145)    (1,485,248)    (2,074,595)      (972,428)     (2,931,270)
    Administrative
     expense..................      (29,522)       (28,739)      (110,469)      (154,747)       (71,126)       (209,667)
                                -----------    -----------    -----------    -----------    -----------    ------------
    Net investment income
     (loss)...................      388,395      1,067,062      3,864,808      6,163,966        212,570       2,986,996
                                -----------    -----------    -----------    -----------    -----------    ------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales.......    8,846,345     10,643,796     67,198,166     43,136,112     23,478,705      59,110,329
    Cost of investments
     sold.....................    7,355,498     11,111,216     67,198,166     43,300,146     18,250,233      54,607,309
                                -----------    -----------    -----------    -----------    -----------    ------------
       Realized gains
        (losses) on fund
        shares................    1,490,847       (467,420)            --       (164,034)     5,228,472       4,503,020
Realized gain
 distributions................    1,704,976             --             --             --             --      24,478,544
                                -----------    -----------    -----------    -----------    -----------    ------------
    Net realized gains
     (losses).................    3,195,823       (467,420)            --       (164,034)     5,228,472      28,981,564
Change in unrealized gains
 (losses).....................   (2,917,413)      (132,995)            --        897,473     (2,463,055)    (16,031,151)
                                -----------    -----------    -----------    -----------    -----------    ------------
    Net realized and
     unrealized gains
     (losses) on
     investments..............      278,410       (600,415)            --        733,439      2,765,417      12,950,413
                                -----------    -----------    -----------    -----------    -----------    ------------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS...................  $   666,805    $   466,647    $ 3,864,808    $ 6,897,405    $ 2,977,987    $ 15,937,409
                                ===========    ===========    ===========    ===========    ===========    ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------

                                             Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley
                             Morgan Stanley     Variable         Variable         Variable         Variable         Variable
                                Variable       Investment       Investment       Investment       Investment       Investment
                               Investment        Series           Series           Series           Series           Series
                                 Series     (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares)
                              Sub-Account     Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                             -------------- ---------------- ---------------- ---------------- ---------------- ----------------
                                               Aggressive        Dividend                          European          Global
                                                 Equity           Growth           Equity           Growth         Advantage
                               Utilities    (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares)
                             -------------- ---------------- ---------------- ---------------- ---------------- ----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends...................  $ 2,422,100      $       --      $ 1,224,575      $   132,791      $   615,454       $   70,070
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk...................   (1,700,463)       (479,753)      (1,985,445)      (1,733,750)        (694,405)        (170,770)
    Administrative
     expense................     (126,974)        (35,413)        (158,438)        (148,923)         (54,577)         (13,139)
                              -----------      ----------      -----------      -----------      -----------       ----------
    Net investment
     income (loss)..........      594,663        (515,166)        (919,308)      (1,749,882)        (133,528)        (113,839)
                              -----------      ----------      -----------      -----------      -----------       ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from
     sales..................   35,761,240       9,584,837       27,485,670       28,190,770       12,679,488        2,620,104
    Cost of investments
     sold...................   28,215,813       6,576,889       21,196,717       21,281,593        8,072,744        1,895,153
                              -----------      ----------      -----------      -----------      -----------       ----------
       Realized gains
        (losses) on
        fund shares.........    7,545,427       3,007,948        6,288,953        6,909,177        4,606,744          724,951
Realized gain
 distributions..............   13,069,440              --               --               --               --               --
                              -----------      ----------      -----------      -----------      -----------       ----------
    Net realized gains
     (losses)...............   20,614,867       3,007,948        6,288,953        6,909,177        4,606,744          724,951
Change in unrealized gains
 (losses)...................    1,359,484       2,238,906       (2,220,495)      12,232,408          938,815          808,110
                              -----------      ----------      -----------      -----------      -----------       ----------
    Net realized and
     unrealized gains
     (losses) on
     investments............   21,974,351       5,246,854        4,068,458       19,141,585        5,545,559        1,533,061
                              -----------      ----------      -----------      -----------      -----------       ----------
INCREASE
 (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS.................  $22,569,014      $4,731,688      $ 3,149,150      $17,391,703      $ 5,412,031       $1,419,222
                              ===========      ==========      ===========      ===========      ===========       ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------

                             Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley
                                Variable         Variable         Variable         Variable         Variable         Variable
                               Investment       Investment       Investment       Investment       Investment       Investment
                                 Series           Series           Series           Series           Series           Series
                            (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares)
                              Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                            ---------------- ---------------- ---------------- ---------------- ---------------- ----------------
                                 Global                                            Limited                           Quality
                            Dividend Growth     High Yield     Income Builder      Duration       Money Market     Income Plus
                            (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares)
                            ---------------- ---------------- ---------------- ---------------- ---------------- ----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends..................   $ 1,202,950       $1,657,988      $   986,255      $ 5,203,453      $ 4,581,974      $10,111,510
Charges from Allstate
 Life Insurance
 Company:
    Mortality and
     expense risk..........    (1,131,048)        (422,690)        (638,276)      (1,667,574)      (1,564,278)      (3,071,241)
    Administrative
     expense...............       (94,480)         (37,913)         (50,333)        (147,803)        (151,563)        (304,268)
                              -----------       ----------      -----------      -----------      -----------      -----------
    Net investment
     income (loss).........       (22,578)       1,197,385          297,646        3,388,076        2,866,133        6,736,001
                              -----------       ----------      -----------      -----------      -----------      -----------
NET REALIZED AND
 UNREALIZED
 GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from
     sales.................    16,906,135        7,653,049       13,123,082       23,569,031       72,963,880       38,613,664
    Cost of investments
     sold..................    12,243,679        7,826,979       10,549,780       24,689,897       72,963,880       38,719,244
                              -----------       ----------      -----------      -----------      -----------      -----------
       Realized gains
        (losses) on
        fund
        shares.............     4,662,456         (173,930)       2,573,302       (1,120,866)              --         (105,580)
Realized gain
 distributions.............     7,176,412               --        2,285,530               --               --               --
                              -----------       ----------      -----------      -----------      -----------      -----------
    Net realized gains
     (losses)..............    11,838,868         (173,930)       4,858,832       (1,120,866)              --         (105,580)
Change in unrealized
 gains (losses)............    (8,195,036)        (427,050)      (4,445,253)      (1,107,504)              --        1,027,836
                              -----------       ----------      -----------      -----------      -----------      -----------
    Net realized and
     unrealized gains
     (losses) on
     investments...........     3,643,832         (600,980)         413,579       (2,228,370)              --          922,256
                              -----------       ----------      -----------      -----------      -----------      -----------
INCREASE
 (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS................   $ 3,621,254       $  596,405      $   711,225      $ 1,159,706      $ 2,866,133      $ 7,658,257
                              ===========       ==========      ===========      ===========      ===========      ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------

                                      Morgan Stanley   Morgan Stanley   Morgan Stanley  Neuberger & Neuberger &
                                         Variable         Variable         Variable       Berman       Berman
                                        Investment       Investment       Investment     Advisors     Advisors    Oppenheimer
                                          Series           Series           Series      Management   Management    Variable
                                     (Class Y Shares) (Class Y Shares) (Class Y Shares)    Trust       Trust     Account Funds
                                       Sub-Account      Sub-Account      Sub-Account    Sub-Account Sub-Account   Sub-Account
                                     ---------------- ---------------- ---------------- ----------- ------------ -------------
                                      S&P 500 Index      Strategist       Utilities      AMT Mid-                 Oppenheimer
                                     (Class Y Shares) (Class Y Shares) (Class Y Shares) Cap Growth  AMT Partners   Balanced
                                     ---------------- ---------------- ---------------- ----------- ------------ -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...........................   $ 2,400,516      $ 2,339,906      $   523,845      $   --      $   758     $  182,902
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk...........................    (2,445,127)      (1,520,643)        (519,767)       (103)      (1,985)       (91,649)
    Administrative expense..........      (222,199)        (119,296)         (39,333)         (7)        (133)        (6,885)
                                       -----------      -----------      -----------      ------      -------     ----------
    Net investment income
     (loss).........................      (266,810)         699,967          (35,255)       (110)      (1,360)        84,368
                                       -----------      -----------      -----------      ------      -------     ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.............    35,371,800       22,978,713       10,484,627       1,954       38,145      2,617,471
    Cost of investments sold........    26,606,960       21,271,765        8,267,808       1,892       31,115      2,366,920
                                       -----------      -----------      -----------      ------      -------     ----------
       Realized gains (losses)
        on fund shares..............     8,764,840        1,706,948        2,216,819          62        7,030        250,551
Realized gain distributions.........            --       10,305,200        3,286,779          --       11,859        572,008
                                       -----------      -----------      -----------      ------      -------     ----------
    Net realized gains
     (losses).......................     8,764,840       12,012,148        5,503,598          62       18,889        822,559
Change in unrealized gains
 (losses)...........................    (2,985,194)      (6,661,222)         (55,600)      1,359       (6,998)      (712,340)
                                       -----------      -----------      -----------      ------      -------     ----------
    Net realized and unrealized
     gains (losses) on
     investments....................     5,779,646        5,350,926        5,447,998       1,421       11,891        110,219
                                       -----------      -----------      -----------      ------      -------     ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.........................   $ 5,512,836      $ 6,050,893      $ 5,412,743      $1,311      $10,531     $  194,587
                                       ===========      ===========      ===========      ======      =======     ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------


                                 Oppenheimer   Oppenheimer   Oppenheimer   Oppenheimer   Oppenheimer   Oppenheimer
                                  Variable      Variable      Variable      Variable      Variable      Variable
                                Account Funds Account Funds Account Funds Account Funds Account Funds Account Funds
                                 Sub-Account   Sub-Account   Sub-Account   Sub-Account   Sub-Account   Sub-Account
                                ------------- ------------- ------------- ------------- ------------- -------------
                                                                                                       Oppenheimer
                                 Oppenheimer                 Oppenheimer                               Main Street
                                   Capital     Oppenheimer     Global      Oppenheimer   Oppenheimer    Small Cap
                                Appreciation    Core Bond    Securities    High Income   Main Street     Growth
                                ------------- ------------- ------------- ------------- ------------- -------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................  $   27,825     $207,491     $  165,417     $ 135,155    $   78,598     $  15,133
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk......................    (152,157)     (48,654)      (151,221)      (22,853)      (97,692)      (54,725)
    Administrative expense.....     (11,976)      (4,015)       (12,150)       (1,879)       (7,312)       (4,602)
                                 ----------     --------     ----------     ---------    ----------     ---------
    Net investment income
     (loss)....................    (136,308)     154,822          2,046       110,423       (26,406)      (44,194)
                                 ----------     --------     ----------     ---------    ----------     ---------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales........   3,352,059      438,492      2,579,408       234,187     2,562,025       873,760
    Cost of investments
     sold......................   2,790,598      441,998      1,925,379       237,129     2,021,576       588,163
                                 ----------     --------     ----------     ---------    ----------     ---------
       Realized gains
        (losses) on fund
        shares.................     561,461       (3,506)       654,029        (2,942)      540,449       285,597
Realized gain distributions....          --           --        601,299            --            --       161,375
                                 ----------     --------     ----------     ---------    ----------     ---------
    Net realized gains
     (losses)..................     561,461       (3,506)     1,255,328        (2,942)      540,449       446,972
Change in unrealized gains
 (losses)......................   1,006,009      (32,057)      (647,266)     (129,578)     (258,165)     (480,753)
                                 ----------     --------     ----------     ---------    ----------     ---------
    Net realized and
     unrealized gains
     (losses) on
     investments...............   1,567,470      (35,563)       608,062      (132,520)      282,284       (33,781)
                                 ----------     --------     ----------     ---------    ----------     ---------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS....................  $1,431,162     $119,259     $  610,108     $ (22,097)   $  255,878     $ (77,975)
                                 ==========     ========     ==========     =========    ==========     =========


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------

                                                           Oppenheimer      Oppenheimer     Oppenheimer     Oppenheimer
                                                             Variable        Variable         Variable       Variable
                              Oppenheimer   Oppenheimer   Account Funds    Account Funds   Account Funds   Account Funds
                               Variable       Variable    (Service Class  (Service Class   (Service Class (Service Class
                             Account Funds Account Funds     ("SC"))          ("SC"))         ("SC"))         ("SC"))
                              Sub-Account   Sub-Account    Sub-Account      Sub-Account     Sub-Account     Sub-Account
                             ------------- -------------- -------------- ----------------- -------------- ---------------
                                                                            Oppenheimer                     Oppenheimer
                              Oppenheimer   Oppenheimer    Oppenheimer        Capital       Oppenheimer       Global
                              MidCap Fund  Strategic Bond Balanced (SC)  Appreciation (SC) Core Bond (SC) Securities (SC)
                             ------------- -------------- -------------- ----------------- -------------- ---------------
NET INVESTMENT
 INCOME (LOSS)
Dividends...................   $     --      $  240,030    $   996,800      $     7,890      $1,923,388     $   522,975
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk...................    (31,412)        (91,333)      (600,036)      (1,165,684)       (646,672)       (644,015)
    Administrative
     expense................     (2,294)         (6,620)       (80,907)        (156,924)        (89,628)        (87,093)
                               --------      ----------    -----------      -----------      ----------     -----------
    Net investment income
     (loss).................    (33,706)        142,077        315,857       (1,314,718)      1,187,088        (208,133)
                               --------      ----------    -----------      -----------      ----------     -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales.....    754,529       1,913,384      7,236,881       16,105,699       4,974,610      12,495,577
    Cost of investments
     sold...................    753,884       1,721,181      6,857,693       13,053,849       4,958,472       9,977,358
                               --------      ----------    -----------      -----------      ----------     -----------
       Realized gains
        (losses) on
        fund shares.........        645         192,203        379,188        3,051,850          16,138       2,518,219
Realized gain
 distributions..............         --              --      3,429,718               --              --       2,187,093
                               --------      ----------    -----------      -----------      ----------     -----------
    Net realized gains
     (losses)...............        645         192,203      3,808,906        3,051,850          16,138       4,705,312
Change in unrealized gains
 (losses)...................    148,582         178,334     (3,299,259)       7,655,208           5,061      (2,584,644)
                               --------      ----------    -----------      -----------      ----------     -----------
    Net realized and
     unrealized gains
     (losses) on
     investments............    149,227         370,537        509,647       10,707,058          21,199       2,120,668
                               --------      ----------    -----------      -----------      ----------     -----------
INCREASE
 (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS.................   $115,521      $  512,614    $   825,504      $ 9,392,340      $1,208,287     $ 1,912,535
                               ========      ==========    ===========      ===========      ==========     ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------

                               Oppenheimer     Oppenheimer    Oppenheimer     Oppenheimer     Oppenheimer
                                 Variable        Variable       Variable        Variable        Variable
                              Account Funds   Account Funds  Account Funds   Account Funds   Account Funds        PIMCO
                              (Service Class  (Service Class (Service Class  (Service Class  (Service Class Advisors Variable
                                 ("SC"))         ("SC"))        ("SC"))         ("SC"))         ("SC"))      Insurance Trust
                               Sub-Account     Sub-Account    Sub-Account     Sub-Account     Sub-Account      Sub-Account
                             ---------------- -------------- -------------- ---------------- -------------- -----------------
                                                              Oppenheimer
                                               Oppenheimer    Main Street                     Oppenheimer
                               Oppenheimer         Main        Small Cap      Oppenheimer      Strategic
                             High Income (SC)  Street (SC)    Growth (SC)   MidCap Fund (SC)   Bond (SC)     OpCap Balanced
                             ---------------- -------------- -------------- ---------------- -------------- -----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends...................   $ 2,777,794     $ 1,003,215    $    89,084      $       --     $ 4,655,019        $   138
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk...................      (565,368)     (1,703,100)      (780,558)       (325,372)     (1,931,806)          (146)
    Administrative
     expense................       (75,994)       (228,106)      (104,155)        (43,024)       (262,194)           (11)
                               -----------     -----------    -----------      ----------     -----------        -------
    Net investment income
     (loss).................     2,136,432        (927,991)      (795,629)       (368,396)      2,461,019            (19)
                               -----------     -----------    -----------      ----------     -----------        -------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales.....     7,770,328      20,600,249     11,806,254       5,459,271      21,461,675            306
    Cost of investments
     sold...................     7,841,363      15,921,729      9,437,710       4,303,008      19,962,184            281
                               -----------     -----------    -----------      ----------     -----------        -------
       Realized gains
        (losses) on
        fund shares.........       (71,035)      4,678,520      2,368,544       1,156,263       1,499,491             25
Realized gain
 distributions..............            --              --      1,926,647              --              --            695
                               -----------     -----------    -----------      ----------     -----------        -------
    Net realized gains
     (losses)...............       (71,035)      4,678,520      4,295,191       1,156,263       1,499,491            720
Change in unrealized gains
 (losses)...................    (2,816,151)       (432,171)    (4,868,815)        237,809       6,369,872         (1,292)
                               -----------     -----------    -----------      ----------     -----------        -------
    Net realized and
     unrealized gains
     (losses) on
     investments............    (2,887,186)      4,246,349       (573,624)      1,394,072       7,869,363           (572)
                               -----------     -----------    -----------      ----------     -----------        -------
INCREASE
 (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS.................   $  (750,754)    $ 3,318,358    $(1,369,253)     $1,025,676     $10,330,382        $  (591)
                               ===========     ===========    ===========      ==========     ===========        =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------

                                     PIMCO            PIMCO           PIMCO           PIMCO           PIMCO           PIMCO
                               Advisors Variable    Variable        Variable        Variable        Variable        Variable
                                Insurance Trust  Insurance Trust Insurance Trust Insurance Trust Insurance Trust Insurance Trust
                                  Sub-Account      Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account
                               ----------------- --------------- --------------- --------------- --------------- ---------------
                                                                                                    PIMCO VIT       PIMCO VIT
                                                                                                    Commodity       Emerging
                                     OpCap                                         PIMCO Total     Real Return    Markets Bond
                                   Small Cap      Foreign Bond    Money Market       Return         Strategy     (Admin Shares)
                               ----------------- --------------- --------------- --------------- --------------- ---------------
NET INVESTMENT
 INCOME (LOSS)
Dividends.....................       $  --            $100           $  752           $ 674         $ 99,459        $ 36,042
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk.....................         (32)            (42)            (225)           (199)         (33,738)         (9,140)
    Administrative
     expense..................          (3)             (3)             (17)            (14)          (4,322)         (1,214)
                                     -----            ----           ------           -----         --------        --------
    Net investment income
     (loss)...................         (35)             55              510             461           61,399          25,688
                                     -----            ----           ------           -----         --------        --------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales.......          39              49            1,047             254          690,356         335,170
    Cost of investments
     sold.....................          33              85            1,047             285          705,337         330,761
                                     -----            ----           ------           -----         --------        --------
       Realized gains
        (losses) on fund
        shares................           6             (36)              --             (31)         (14,981)          4,409
Realized gain distributions...         497              --               --              --               --          14,368
                                     -----            ----           ------           -----         --------        --------
    Net realized gains
     (losses).................         503             (36)              --             (31)         (14,981)         18,777
Change in unrealized gains
 (losses).....................        (489)             10               --             558          388,199         (18,620)
                                     -----            ----           ------           -----         --------        --------
    Net realized and
     unrealized gains
     (losses) on
     investments..............          14             (26)              --             527          373,218             157
                                     -----            ----           ------           -----         --------        --------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS...................       $ (21)           $ 29           $  510           $ 988         $434,617        $ 25,845
                                     =====            ====           ======           =====         ========        ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------


                                       PIMCO           PIMCO
                                     Variable        Variable         Putnam         Putnam         Putnam         Putnam
                                  Insurance Trust Insurance Trust Variable Trust Variable Trust Variable Trust Variable Trust
                                    Sub-Account     Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account
                                  --------------- --------------- -------------- -------------- -------------- --------------
                                     PIMCO VIT       PIMCO VIT
                                    Real Return    Total Return    VT American
                                     (Advisor        (Advisor       Government     VT Capital     VT Capital    VT Discovery
                                      Shares)         Shares)         Income      Appreciation  Opportunities      Growth
                                  --------------- --------------- -------------- -------------- -------------- --------------
NET INVESTMENT
 INCOME (LOSS)
Dividends........................   $  302,705      $  911,361     $ 2,359,174    $    21,977    $        --     $       --
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk........................     (109,143)       (293,375)       (669,269)      (216,909)      (119,378)      (235,418)
    Administrative expense.......      (12,693)        (36,893)             --             --             --           (708)
                                    ----------      ----------     -----------    -----------    -----------     ----------
    Net investment income
     (loss)......................      180,869         581,093       1,689,905       (194,932)      (119,378)      (236,126)
                                    ----------      ----------     -----------    -----------    -----------     ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..........    1,281,128       2,962,604       9,823,517      3,728,445      4,546,696      3,852,007
    Cost of investments
     sold........................    1,271,476       2,925,892      10,141,996      3,209,717      4,328,709      2,829,898
                                    ----------      ----------     -----------    -----------    -----------     ----------
       Realized gains
        (losses) on fund
        shares...................        9,652          36,712        (318,479)       518,728        217,987      1,022,109
Realized gain distributions......       22,831              --              --      1,229,015        662,708      1,512,665
                                    ----------      ----------     -----------    -----------    -----------     ----------
    Net realized gains
     (losses)....................       32,483          36,712        (318,479)     1,747,743        880,695      2,534,774
Change in unrealized gains
 (losses)........................      485,274         850,224       1,794,968     (2,696,015)    (1,594,153)      (861,456)
                                    ----------      ----------     -----------    -----------    -----------     ----------
    Net realized and
     unrealized gains (losses)
     on investments..............      517,757         886,936       1,476,489       (948,272)      (713,458)     1,673,318
                                    ----------      ----------     -----------    -----------    -----------     ----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS......................   $  698,626      $1,468,029     $ 3,166,394    $(1,143,204)   $  (832,836)    $1,437,192
                                    ==========      ==========     ===========    ===========    ===========     ==========


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------


                                         Putnam         Putnam         Putnam         Putnam         Putnam         Putnam
                                     Variable Trust Variable Trust Variable Trust Variable Trust Variable Trust Variable Trust
                                      Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account
                                     -------------- -------------- -------------- -------------- -------------- --------------
                                                                   VT The George        VT
                                     VT Diversified   VT Equity     Putnam Fund    Global Asset    VT Global    VT Growth and
                                         Income         Income       of Boston      Allocation       Equity         Income
                                     -------------- -------------- -------------- -------------- -------------- --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...........................  $ 3,978,138    $   502,958    $  5,607,454   $   273,715    $ 1,244,756   $   6,896,264
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk...........................   (1,069,050)      (505,924)     (2,709,651)     (740,634)      (803,932)     (6,927,153)
    Administrative expense..........       (1,061)            --        (110,610)      (45,791)            --        (162,596)
                                      -----------    -----------    ------------   -----------    -----------   -------------
    Net investment income
     (loss).........................    2,908,027         (2,966)      2,787,193      (512,710)       440,824        (193,485)
                                      -----------    -----------    ------------   -----------    -----------   -------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.............   20,303,752      8,678,880      48,749,847    14,841,908     14,607,004     133,106,987
    Cost of investments sold........   20,695,155      7,386,323      44,755,681    12,903,218     15,543,949     123,272,442
                                      -----------    -----------    ------------   -----------    -----------   -------------
       Realized gains (losses)
        on fund shares..............     (391,403)     1,292,557       3,994,166     1,938,690       (936,945)      9,834,545
Realized gain distributions.........           --      2,500,885      19,463,083            --             --      79,244,020
                                      -----------    -----------    ------------   -----------    -----------   -------------
    Net realized gains
     (losses).......................     (391,403)     3,793,442      23,457,249     1,938,690       (936,945)     89,078,565
Change in unrealized gains
 (losses)...........................     (449,213)    (3,068,540)    (26,346,702)     (657,885)     5,018,244    (119,833,523)
                                      -----------    -----------    ------------   -----------    -----------   -------------
    Net realized and unrealized
     gains (losses) on
     investments....................     (840,616)       724,902      (2,889,453)    1,280,805      4,081,299     (30,754,958)
                                      -----------    -----------    ------------   -----------    -----------   -------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.........................  $ 2,067,411    $   721,936    $   (102,260)  $   768,095    $ 4,522,123   $ (30,948,443)
                                      ===========    ===========    ============   ===========    ===========   =============


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------


                                         Putnam         Putnam         Putnam         Putnam         Putnam         Putnam
                                     Variable Trust Variable Trust Variable Trust Variable Trust Variable Trust Variable Trust
                                      Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account
                                     -------------- -------------- -------------- -------------- -------------- --------------
                                                                                                                      VT
                                                                                                       VT       International
                                       VT Growth      VT Health                                  International    Growth and
                                     Opportunities     Sciences    VT High Yield    VT Income        Equity         Income
                                     -------------- -------------- -------------- -------------- -------------- --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...........................   $   11,417    $   512,558    $ 7,386,546    $11,015,007    $  9,630,449   $  1,297,427
Charges from Allstate Life
 Insurance Company:
    Mortality and expense risk......     (278,501)      (850,984)    (1,301,071)    (2,934,359)     (4,898,551)      (997,159)
    Administrative expense..........         (193)       (15,797)       (87,892)      (191,031)       (261,418)            (7)
                                       ----------    -----------    -----------    -----------    ------------   ------------
    Net investment income
     (loss).........................     (267,277)      (354,223)     5,997,583      7,889,617       4,470,480        300,261
                                       ----------    -----------    -----------    -----------    ------------   ------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.............    5,494,881     17,439,952     24,083,195     42,607,691      81,218,355     20,650,112
    Cost of investments sold........    6,378,618     14,937,998     24,411,523     42,826,535      64,281,445     16,041,933
                                       ----------    -----------    -----------    -----------    ------------   ------------
       Realized gains (losses)
        on fund shares..............     (883,737)     2,501,954       (328,328)      (218,844)     16,936,910      4,608,179
Realized gain distributions.........           --             --             --             --      41,689,914     13,410,477
                                       ----------    -----------    -----------    -----------    ------------   ------------
    Net realized gains (losses).....     (883,737)     2,501,954       (328,328)      (218,844)     58,626,824     18,018,656
Change in unrealized gains
 (losses)...........................    1,952,659     (2,780,690)    (4,369,630)       (90,225)    (40,153,403)   (14,035,621)
                                       ----------    -----------    -----------    -----------    ------------   ------------
    Net realized and unrealized
     gains (losses) on
     investments....................    1,068,922       (278,736)    (4,697,958)      (309,069)     18,473,421      3,983,035
                                       ----------    -----------    -----------    -----------    ------------   ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.........................   $  801,645    $  (632,959)   $ 1,299,625    $ 7,580,548    $ 22,943,901   $  4,283,296
                                       ==========    ===========    ===========    ===========    ============   ============


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------


                                         Putnam         Putnam         Putnam         Putnam         Putnam         Putnam
                                     Variable Trust Variable Trust Variable Trust Variable Trust Variable Trust Variable Trust
                                      Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account
                                     -------------- -------------- -------------- -------------- -------------- --------------
                                           VT
                                     International
                                          New                            VT             VT           VT New
                                     Opportunities   VT Investors  Mid Cap Value   Money Market  Opportunities   VT New Value
                                     -------------- -------------- -------------- -------------- -------------- --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...........................  $   357,231    $   557,715    $   288,130    $  7,316,593   $        --    $  2,227,925
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk...........................     (574,418)    (2,134,230)      (274,979)     (2,192,368)   (1,407,864)     (2,715,824)
    Administrative expense..........           --        (38,526)            --        (222,800)      (18,270)       (150,035)
                                      -----------    -----------    -----------    ------------   -----------    ------------
    Net investment income
     (loss).........................     (217,187)    (1,615,041)        13,151       4,901,425    (1,426,134)       (637,934)
                                      -----------    -----------    -----------    ------------   -----------    ------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.............   11,788,134     41,511,817      6,796,342     122,737,286    25,777,886      47,481,617
    Cost of investments sold........    8,350,646     40,804,047      5,926,054     122,737,286    33,456,671      40,276,723
                                      -----------    -----------    -----------    ------------   -----------    ------------
       Realized gains (losses)
        on fund shares..............    3,437,488        707,770        870,288              --    (7,678,785)      7,204,894
Realized gain distributions.........           --             --      1,656,749              --            --      18,641,382
                                      -----------    -----------    -----------    ------------   -----------    ------------
    Net realized gains
     (losses).......................    3,437,488        707,770      2,527,037              --    (7,678,785)     25,846,276
Change in unrealized gains
 (losses)...........................    1,244,562     (7,938,716)    (2,358,068)             --    13,827,773     (35,748,178)
                                      -----------    -----------    -----------    ------------   -----------    ------------
    Net realized and unrealized
     gains (losses) on
     investments....................    4,682,050     (7,230,946)       168,969              --     6,148,988      (9,901,902)
                                      -----------    -----------    -----------    ------------   -----------    ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.........................  $ 4,464,863    $(8,845,987)   $   182,120    $  4,901,425   $ 4,722,854    $(10,539,836)
                                      ===========    ===========    ===========    ============   ===========    ============


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------

                                         Putnam         Putnam         Putnam         Putnam         Putnam         Putnam
                                     Variable Trust Variable Trust Variable Trust Variable Trust Variable Trust Variable Trust
                                      Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account
                                     -------------- -------------- -------------- -------------- -------------- --------------
                                                                                        VT
                                        VT OTC &                                    Utilities
                                        Emerging                    VT Small Cap    Growth and
                                         Growth      VT Research       Value          Income        VT Vista      VT Voyager
                                     -------------- -------------- -------------- -------------- -------------- --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...........................  $        --    $   330,242    $    875,196   $   882,397    $        --    $         --
Charges from Allstate Life
 Insurance Company:
    Mortality and expense risk......     (410,739)    (1,079,325)     (2,128,507)     (703,375)    (1,115,642)     (3,894,674)
    Administrative expense..........           --        (13,832)        (44,277)      (13,531)       (26,381)       (154,289)
                                      -----------    -----------    ------------   -----------    -----------    ------------
    Net investment income
     (loss).........................     (410,739)      (762,915)     (1,297,588)      165,491     (1,142,023)     (4,048,963)
                                      -----------    -----------    ------------   -----------    -----------    ------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.............    8,498,504     20,507,067      43,175,682    15,123,283     23,717,242      79,892,454
    Cost of investments sold........   10,762,507     18,143,926      33,318,910    11,212,111     23,316,145      96,038,763
                                      -----------    -----------    ------------   -----------    -----------    ------------
       Realized gains (losses)
        on fund shares..............   (2,264,003)     2,363,141       9,856,772     3,911,172        401,097     (16,146,309)
Realized gain distributions.........           --             --      17,503,929            --             --              --
                                      -----------    -----------    ------------   -----------    -----------    ------------
    Net realized gains (losses).....   (2,264,003)     2,363,141      27,360,701     3,911,172        401,097     (16,146,309)
Change in unrealized gains
 (losses)...........................    5,921,899     (1,452,534)    (44,399,126)    4,315,709      3,178,733      31,563,983
                                      -----------    -----------    ------------   -----------    -----------    ------------
    Net realized and unrealized
     gains (losses) on
     investments....................    3,657,896        910,607     (17,038,425)    8,226,881      3,579,830      15,417,674
                                      -----------    -----------    ------------   -----------    -----------    ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.........................  $ 3,247,157    $   147,692    $(18,336,013)  $ 8,392,372    $ 2,437,807    $ 11,368,711
                                      ===========    ===========    ============   ===========    ===========    ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------


                                         Rydex       STI Classic    STI Classic    STI Classic    STI Classic    STI Classic
                                     Variable Trust Variable Trust Variable Trust Variable Trust Variable Trust Variable Trust
                                      Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account
                                     -------------- -------------- -------------- -------------- -------------- --------------
                                                      STI Clasic     STI Clasic
                                                      Large Cap      Large Cap         STI                        STI Large
                                                     Core Equity    Growth Stock  International  STI Investment   Cap Value
                                       Rydex OTC       Fund (o)       Fund (p)    Equity (j)(q)  Grade Bond (q)     Equity
                                     -------------- -------------- -------------- -------------- -------------- --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...........................      $  5        $   50,582     $   69,392    $    27,811     $  229,462    $   283,146
Charges from Allstate Life
 Insurance Company:
    Mortality and expense risk......       (82)          (62,346)      (233,115)       (16,814)       (36,858)      (245,531)
    Administrative expense..........        (6)           (5,626)       (18,422)        (1,389)        (3,172)       (19,780)
                                          ----        ----------     ----------    -----------     ----------    -----------
    Net investment income
     (loss).........................       (83)          (17,390)      (182,145)         9,608        189,432         17,835
                                          ----        ----------     ----------    -----------     ----------    -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.............        89         2,001,133      8,370,348      4,599,347      9,379,411      8,110,446
    Cost of investments sold........        74         1,594,102      7,962,946      3,844,194      9,455,632      6,020,764
                                          ----        ----------     ----------    -----------     ----------    -----------
       Realized gains (losses)
        on fund shares..............        15           407,031        407,402        755,153        (76,221)     2,089,682
Realized gain distributions.........        --           246,030        933,165        558,533             --             --
                                          ----        ----------     ----------    -----------     ----------    -----------
    Net realized gains (losses).....        15           653,061      1,340,567      1,313,686        (76,221)     2,089,682
Change in unrealized gains
 (losses)...........................       902          (624,567)     1,015,809     (1,042,650)          (265)    (1,438,636)
                                          ----        ----------     ----------    -----------     ----------    -----------
    Net realized and unrealized
     gains (losses) on
     investments....................       917            28,494      2,356,376        271,036        (76,486)       651,046
                                          ----        ----------     ----------    -----------     ----------    -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.........................      $834        $   11,104     $2,174,231    $   280,644     $  112,946    $   668,881
                                          ====        ==========     ==========    ===========     ==========    ===========

--------
(j)On April 27, 2007 STI International Equity merged into Federated Prime Money Fund II
(o)Previously known as STI Large Cap Relative Value
(p)Previously known as STI Capital Appreciation
(q)For the period beginning January 1, 2007 and ended April 27, 2007


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------

                                                              The Universal  The Universal  The Universal  The Universal
                                 STI Classic    STI Classic   Institutional  Institutional  Institutional  Institutional
                               Variable Trust  Variable Trust  Funds, Inc.    Funds, Inc.    Funds, Inc.    Funds, Inc.
                                 Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account
                               --------------- -------------- -------------- -------------- -------------- -------------
                                     STI                        Van Kampen                                  Van Kampen
                                Mid-Cap Core   STI Small Cap   UIF Emerging  Van Kampen UIF Van Kampen UIF  UIF Global
                               Equity Fund (r)  Value Equity  Markets Equity Equity Growth   Fixed Income  Value Equity
                               --------------- -------------- -------------- -------------- -------------- -------------
NET INVESTMENT
 INCOME (LOSS)
Dividends.....................   $    15,640    $    82,223    $   284,654    $        --      $ 65,659       $ 1,025
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk.....................       (97,940)      (129,894)    (1,000,738)      (845,901)      (25,049)         (741)
    Administrative
     expense..................        (7,870)       (11,533)       (64,852)       (70,746)       (1,829)          (58)
                                 -----------    -----------    -----------    -----------      --------       -------
    Net investment income
     (loss)...................       (90,170)       (59,204)      (780,936)      (916,647)       38,781           226
                                 -----------    -----------    -----------    -----------      --------       -------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales.......     3,404,475      3,252,501     25,845,376     18,256,090       196,997        15,287
    Cost of investments
     sold.....................     2,894,607      2,591,700     14,237,229     14,790,608       192,518        11,380
                                 -----------    -----------    -----------    -----------      --------       -------
       Realized gains
        (losses) on fund
        shares................       509,868        660,801     11,608,147      3,465,482         4,479         3,907
Realized gain
 distributions................     1,027,832      1,975,895      7,262,135             --            --         4,326
                                 -----------    -----------    -----------    -----------      --------       -------
    Net realized gains
     (losses).................     1,537,700      2,636,696     18,870,282      3,465,482         4,479         8,233
Change in unrealized gains
 (losses).....................    (1,061,753)    (2,331,112)     2,895,074      7,787,781        26,766        (5,150)
                                 -----------    -----------    -----------    -----------      --------       -------
    Net realized and
     unrealized gains
     (losses) on
     investments..............       475,947        305,584     21,765,356     11,253,263        31,245         3,083
                                 -----------    -----------    -----------    -----------      --------       -------
INCREASE (DECREASE)
 IN NET ASSETS
 FROM
 OPERATIONS...................   $   385,777    $   246,380    $20,984,420    $10,336,616      $ 70,026       $ 3,309
                                 ===========    ===========    ===========    ===========      ========       =======

--------
(r)Previously known as STI Mid-Cap Equity


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------


                                     The Universal  The Universal  The Universal  The Universal The Universal The Universal
                                     Institutional  Institutional  Institutional  Institutional Institutional Institutional
                                      Funds, Inc.    Funds, Inc.    Funds, Inc.    Funds, Inc.   Funds, Inc.   Funds, Inc.
                                      Sub-Account    Sub-Account    Sub-Account    Sub-Account   Sub-Account   Sub-Account
                                     -------------- -------------- -------------- ------------- ------------- -------------
                                                                                   Van Kampen
                                                    Van Kampen UIF                  UIF U.S.     Van Kampen
                                       Van Kampen   International  Van Kampen UIF    Mid Cap      UIF U.S.     Van Kampen
                                     UIF High Yield     Magnum     Mid Cap Growth     Value      Real Estate    UIF Value
                                     -------------- -------------- -------------- ------------- ------------- -------------
NET INVESTMENT
 INCOME (LOSS)
Dividends...........................     $ 783       $   589,804    $        --   $    878,909  $    733,654    $  5,222
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk...........................      (127)         (618,572)      (616,587)    (2,116,605)   (1,060,877)     (4,422)
    Administrative expense..........        (8)          (40,612)       (39,317)      (151,738)      (68,514)       (297)
                                         -----       -----------    -----------   ------------  ------------    --------
    Net investment income
     (loss).........................       648           (69,380)      (655,904)    (1,389,434)     (395,737)        503
                                         -----       -----------    -----------   ------------  ------------    --------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.............       375        12,659,127     13,940,256     41,782,630    25,701,662      90,598
    Cost of investments sold........       196         9,721,465      9,857,132     31,482,653    16,027,015      74,770
                                         -----       -----------    -----------   ------------  ------------    --------
       Realized gains (losses)
        on fund shares..............       179         2,937,662      4,083,124     10,299,977     9,674,647      15,828
Realized gain distributions.........        --         4,057,648      1,842,447     13,609,160     5,729,255      19,829
                                         -----       -----------    -----------   ------------  ------------    --------
    Net realized gains
     (losses).......................       179         6,995,310      5,925,571     23,909,137    15,403,902      35,657
Change in unrealized gains
 (losses)...........................      (610)       (2,006,449)     2,036,135    (13,719,771)  (26,369,714)    (45,909)
                                         -----       -----------    -----------   ------------  ------------    --------
    Net realized and unrealized
     gains (losses) on
     investments....................      (431)        4,988,861      7,961,706     10,189,366   (10,965,812)    (10,252)
                                         -----       -----------    -----------   ------------  ------------    --------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.........................     $ 217       $ 4,919,481    $ 7,305,802   $  8,799,932  $(11,361,549)   $ (9,749)
                                         =====       ===========    ===========   ============  ============    ========


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------


                                     The Universal The Universal  The Universal  The Universal  The Universal The Universal
                                     Institutional Institutional  Institutional  Institutional  Institutional Institutional
                                      Funds, Inc.   Funds, Inc.    Funds, Inc.    Funds, Inc.    Funds, Inc.   Funds, Inc.
                                      (Class II)     (Class II)     (Class II)     (Class II)    (Class II)    (Class II)
                                      Sub-Account   Sub-Account    Sub-Account    Sub-Account    Sub-Account   Sub-Account
                                     ------------- -------------- -------------- -------------- ------------- -------------
                                                                                                               Van Kampen
                                      Van Kampen     Van Kampen     Van Kampen                   Van Kampen     UIF Int'l
                                     UIF Emerging   UIF Emerging  UIF Equity and Van Kampen UIF  UIF Global      Growth
                                     Markets Debt  Markets Equity     Income     Equity Growth    Franchise      Equity
                                      (Class II)     (Class II)     (Class II)     (Class II)    (Class II)    (Class II)
                                     ------------- -------------- -------------- -------------- ------------- -------------
NET INVESTMENT
 INCOME (LOSS)
Dividends...........................  $ 2,128,958   $   157,487    $ 1,548,658     $       --    $        --    $  7,589
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk...........................     (423,951)     (567,563)    (1,253,792)      (269,685)    (1,797,863)    (70,942)
    Administrative expense..........      (56,831)      (72,786)      (163,091)       (35,636)      (230,297)     (8,858)
                                      -----------   -----------    -----------     ----------    -----------    --------
    Net investment income
     (loss).........................    1,648,176      (482,862)       131,775       (305,321)    (2,028,160)    (72,211)
                                      -----------   -----------    -----------     ----------    -----------    --------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.............    5,911,000     9,472,088     17,725,196      5,278,857     22,501,377     902,747
    Cost of investments sold........    5,862,285     5,796,991     15,706,185      3,859,346     18,563,875     770,364
                                      -----------   -----------    -----------     ----------    -----------    --------
       Realized gains (losses)
        on fund shares..............       48,715     3,675,097      2,019,011      1,419,511      3,937,502     132,383
Realized gain distributions.........      915,468     4,267,122      2,180,391             --     10,730,419     108,727
                                      -----------   -----------    -----------     ----------    -----------    --------
    Net realized gains
     (losses).......................      964,183     7,942,219      4,199,402      1,419,511     14,667,921     241,110
Change in unrealized gains
 (losses)...........................   (1,242,001)    4,838,731     (2,806,181)     2,222,472     (3,583,434)    344,536
                                      -----------   -----------    -----------     ----------    -----------    --------
    Net realized and unrealized
     gains (losses) on
     investments....................     (277,818)   12,780,950      1,393,221      3,641,983     11,084,487     585,646
                                      -----------   -----------    -----------     ----------    -----------    --------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.........................  $ 1,370,358   $12,298,088    $ 1,524,996     $3,336,662    $ 9,056,327    $513,435
                                      ===========   ===========    ===========     ==========    ===========    ========


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------


                                     The Universal The Universal  The Universal  The Universal  Van Kampen   Van Kampen
                                     Institutional Institutional  Institutional  Institutional     Life         Life
                                      Funds, Inc.   Funds, Inc.    Funds, Inc.    Funds, Inc.   Investment   Investment
                                      (Class II)     (Class II)     (Class II)    (Class II)       Trust        Trust
                                      Sub-Account   Sub-Account    Sub-Account    Sub-Account   Sub-Account  Sub-Account
                                     ------------- -------------- -------------- ------------- ------------  -----------
                                      Van Kampen   Van Kampen UIF Van Kampen UIF  Van Kampen
                                      UIF Mid Cap  Small Company   U.S. Mid Cap    UIF U.S.
                                        Growth         Growth         Value       Real Estate       LIT          LIT
                                      (Class II)     (Class II)     (Class II)    (Class II)     Comstock    Government
                                     ------------- -------------- -------------- ------------- ------------  -----------
NET INVESTMENT
 INCOME (LOSS)
Dividends...........................  $        --   $        --    $   490,856   $  1,049,665  $  1,824,677   $ 74,586
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk...........................     (871,680)     (394,269)    (1,265,101)    (1,620,791)   (1,313,557)   (19,099)
    Administrative expense..........     (110,408)      (49,198)      (160,717)      (212,851)      (96,250)    (1,544)
                                      -----------   -----------    -----------   ------------  ------------   --------
    Net investment income
     (loss).........................     (982,088)     (443,467)      (934,962)      (783,977)      414,870     53,943
                                      -----------   -----------    -----------   ------------  ------------   --------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.............   12,108,326     7,289,309     15,807,430     30,116,290    31,179,631    413,856
    Cost of investments sold........    9,614,808     5,821,323     12,899,447     23,576,286    25,705,987    413,913
                                      -----------   -----------    -----------   ------------  ------------   --------
       Realized gains (losses)
        on fund shares..............    2,493,518     1,467,986      2,907,983      6,540,004     5,473,644        (57)
Realized gain distributions.........    2,828,895     2,200,058      8,521,380      9,742,420     2,246,575         --
                                      -----------   -----------    -----------   ------------  ------------   --------
    Net realized gains
     (losses).......................    5,322,413     3,668,044     11,429,363     16,282,424     7,720,219        (57)
Change in unrealized gains
 (losses)...........................    6,223,096    (2,755,794)    (5,498,773)   (36,024,311)  (10,315,466)    32,771
                                      -----------   -----------    -----------   ------------  ------------   --------
    Net realized and unrealized
     gains (losses) on
     investments....................   11,545,509       912,250      5,930,590    (19,741,887)   (2,595,247)    32,714
                                      -----------   -----------    -----------   ------------  ------------   --------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.........................  $10,563,421   $   468,783    $ 4,995,628   $(20,525,864) $ (2,180,377)  $ 86,657
                                      ===========   ===========    ===========   ============  ============   ========


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------


                                                                 Van Kampen    Van Kampen     Van Kampen    Van Kampen
                                      Van Kampen  Van Kampen        Life          Life           Life          Life
                                         Life        Life        Investment    Investment     Investment    Investment
                                      Investment  Investment       Trust         Trust          Trust         Trust
                                        Trust        Trust       (Class II)    (Class II)     (Class II)    (Class II)
                                     Sub-Account  Sub-Account   Sub-Account   Sub-Account    Sub-Account   Sub-Account
                                     ------------ -----------  -------------- ------------  -------------- ------------
                                                               LIT Aggressive               LIT Growth and     LIT
                                         LIT         Strat         Growth     LIT Comstock      Income     Money Market
                                     Money Market  Growth I      (Class II)    (Class II)     (Class II)    (Class II)
                                     ------------ -----------  -------------- ------------  -------------- ------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...........................  $  150,966  $    23,798    $       --   $  5,583,590   $ 2,373,860   $ 1,529,115
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk...........................     (41,585)    (702,698)     (343,684)    (5,328,282)   (2,507,760)     (493,591)
    Administrative expense..........      (3,295)     (48,830)      (35,874)      (551,863)     (323,205)      (66,919)
                                      ----------  -----------    ----------   ------------   -----------   -----------
    Net investment income
     (loss).........................     106,086     (727,730)     (379,558)      (296,555)     (457,105)      968,605
                                      ----------  -----------    ----------   ------------   -----------   -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.............   1,501,402   15,051,276     6,014,694     69,075,366    30,745,077    23,336,837
    Cost of investments sold........   1,501,402   16,338,525     5,050,848     56,418,046    25,346,297    23,336,837
                                      ----------  -----------    ----------   ------------   -----------   -----------
       Realized gains (losses)
        on fund shares..............          --   (1,287,249)      963,846     12,657,320     5,398,780            --
Realized gain distributions.........          --           --     1,543,863      7,748,072     6,393,176            --
                                      ----------  -----------    ----------   ------------   -----------   -----------
    Net realized gains
     (losses).......................          --   (1,287,249)    2,507,709     20,405,392    11,791,956            --
Change in unrealized gains
 (losses)...........................          --    8,916,296     1,116,496    (31,519,323)   (9,370,433)           --
                                      ----------  -----------    ----------   ------------   -----------   -----------
    Net realized and unrealized
     gains (losses) on
     investments....................          --    7,629,047     3,624,205    (11,113,931)    2,421,523            --
                                      ----------  -----------    ----------   ------------   -----------   -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.........................  $  106,086  $ 6,901,317    $3,244,647   $(11,410,486)  $ 1,964,418   $   968,605
                                      ==========  ===========    ==========   ============   ===========   ===========


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------

                                                                  Van Kampen
                                                                     Life
                                                                  Investment
                                                                     Trust
                                                                  (Class II)
                                                                  Sub-Account
                                                                  -----------
                                                                     Strat
                                                                   Growth II
                                                                  -----------
 NET INVESTMENT INCOME (LOSS)
 Dividends....................................................... $        --
 Charges from Allstate Life Insurance Company:
     Mortality and expense risk..................................  (1,032,752)
     Administrative expense......................................    (100,636)
                                                                  -----------
     Net investment income (loss)................................  (1,133,388)
                                                                  -----------
 NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
 Realized gains (losses) on fund shares:
     Proceeds from sales.........................................  16,816,038
     Cost of investments sold....................................  13,440,712
                                                                  -----------
        Realized gains (losses) on fund shares...................   3,375,326
 Realized gain distributions.....................................          --
                                                                  -----------
     Net realized gains (losses).................................   3,375,326
 Change in unrealized gains (losses).............................   6,663,483
                                                                  -----------
     Net realized and unrealized gains (losses) on investments...  10,038,809
                                                                  -----------
 INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS............... $ 8,905,421
                                                                  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                          Advanced    Advanced    Advanced    Advanced    Advanced    Advanced
                                           Series      Series      Series      Series      Series      Series
                                            Trust       Trust       Trust       Trust       Trust       Trust
                                         Sub-Account Sub-Account Sub-Account Sub-Account Sub-Account Sub-Account
                                         ----------- ----------- ----------- ----------- ----------- -----------
                                                                                 AST         AST         AST
                                                         AST         AST      Alliance    Alliance    American
                                             AST     Aggressive   Alliance    Bernstein   Bernstein    Century
                                          Advanced      Asset     Bernstein   Growth &     Managed    Strategic
                                         Strategies  Allocation  Core Value    Income     Index 500  Allocation
                                         ----------- ----------- ----------- ----------- ----------- -----------
                                          2007 (a)    2007 (a)    2007 (a)    2007 (a)    2007 (a)    2007 (a)
                                         ----------- ----------- ----------- ----------- ----------- -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............ $      (53)   $   (28)    $    (1)    $   208     $   602    $  1,745
Net realized gains (losses).............        (16)       298          --       1,337      (1,011)      5,907
Change in unrealized gains (losses).....      2,697        925         (46)     (2,142)       (169)     (7,407)
                                         ----------    -------     -------     -------     -------    --------
Increase (decrease) in net assets from
 operations.............................      2,628      1,195         (47)       (597)       (578)        245
                                         ----------    -------     -------     -------     -------    --------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits................................  1,228,958     52,574          --          --          --     134,819
Benefit payments........................         --         --          --          --          --          --
Payments on termination.................     (1,297)        --          --          --          --         (45)
Contract maintenance charge.............         --         --          --          --          --          --
Transfers among the sub-accounts and
 with the Fixed Account--net............      8,592        242       9,570      48,939      12,276         467
Adjustment to net assets allocated to
 contract in payout period..............         --         --          --          --          --          --
                                         ----------    -------     -------     -------     -------    --------
Increase (decrease) in net assets from
 contract transactions..................  1,236,253     52,816       9,570      48,939      12,276     135,241
                                         ----------    -------     -------     -------     -------    --------
INCREASE (DECREASE) IN NET
 ASSETS.................................  1,238,881     54,011       9,523      48,342      11,698     135,486
NET ASSETS AT BEGINNING OF
 PERIOD.................................         --         --          --          --          --          --
                                         ----------    -------     -------     -------     -------    --------
NET ASSETS AT END OF
 PERIOD................................. $1,238,881    $54,011     $ 9,523     $48,342     $11,698    $135,486
                                         ==========    =======     =======     =======     =======    ========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.............................         --         --          --          --          --          --
       Units issued.....................    166,390      5,236       2,003       8,649       7,302      26,417
       Units redeemed...................    (47,938)       (23)     (1,002)     (3,908)     (6,104)    (13,397)
                                         ----------    -------     -------     -------     -------    --------
    Units outstanding at end of
     period.............................    118,452      5,213       1,001       4,741       1,198      13,020
                                         ==========    =======     =======     =======     =======    ========

--------
(a)For the period beginning July 30, 2007 and ended December 31, 2007

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                   Advanced    Advanced    Advanced     Advanced    Advanced    Advanced
                                                    Series      Series      Series       Series      Series      Series
                                                     Trust       Trust       Trust       Trust        Trust       Trust
                                                  Sub-Account Sub-Account Sub-Account Sub-Account  Sub-Account Sub-Account
                                                  ----------- ----------- ----------- ------------ ----------- -----------
                                                      AST     AST Capital     AST         AST          AST         AST
                                                   Balanced     Growth      Cohen &   Conservative    DeAm        DeAm
                                                     Asset       Asset      Steers       Asset      Large-Cap   Small-Cap
                                                  Allocation  Allocation    Realty     Allocation     Value       Value
                                                  ----------- ----------- ----------- ------------ ----------- -----------
                                                   2007 (a)    2007 (a)    2007 (a)     2007 (a)    2007 (a)    2007 (a)
                                                  ----------- ----------- ----------- ------------ ----------- -----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)..................... $   (1,376) $   (3,860)   $   (1)     $   (707)    $   --       $ --
Net realized gains (losses)......................      7,814       3,846        --         1,793         --         --
Change in unrealized gains (losses)..............    (28,255)    (45,349)      (18)        2,729         (1)         9
                                                  ----------  ----------    ------      --------     ------       ----
Increase (decrease) in net assets from
 operations......................................    (21,817)    (45,363)      (19)        3,815         (1)         9
                                                  ----------  ----------    ------      --------     ------       ----
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits.........................................  3,549,877   2,482,865     5,500       715,901         --         --
Benefit payments.................................         --          --        --            --         --         --
Payments on termination..........................    (12,089)        (80)       --        (2,004)        --         --
Contract maintenance charge......................         --          --        --            --         --         --
Transfers among the sub-accounts and with the
 Fixed Account--net..............................    115,215     228,172     2,242       (48,697)     1,221        335
Adjustment to net assets allocated to contract in
 payout period...................................         --          --        --            --         --         --
                                                  ----------  ----------    ------      --------     ------       ----
Increase (decrease) in net assets from contract
 transactions....................................  3,653,003   2,710,957     7,742       665,200      1,221        335
                                                  ----------  ----------    ------      --------     ------       ----
INCREASE (DECREASE) IN NET
 ASSETS..........................................  3,631,186   2,665,594     7,723       669,015      1,220        344
NET ASSETS AT BEGINNING OF
 PERIOD..........................................         --          --        --            --         --         --
                                                  ----------  ----------    ------      --------     ------       ----
NET ASSETS AT END OF PERIOD...................... $3,631,186  $2,665,594    $7,723      $669,015     $1,220       $344
                                                  ==========  ==========    ======      ========     ======       ====
UNITS OUTSTANDING
    Units outstanding at beginning of period.....         --          --        --            --         --         --
       Units issued..............................    530,450     430,420     1,078       115,196        248         78
       Units redeemed............................   (181,987)   (174,285)     (255)      (51,088)      (124)       (39)
                                                  ----------  ----------    ------      --------     ------       ----
    Units outstanding at end of period...........    348,463     256,135       823        64,108        124         39
                                                  ==========  ==========    ======      ========     ======       ====

--------
(a)For the period beginning July 30, 2007 and ended December 31, 2007

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                   Advanced    Advanced     Advanced     Advanced    Advanced    Advanced
                                                    Series      Series       Series       Series      Series      Series
                                                     Trust       Trust       Trust        Trust        Trust       Trust
                                                  Sub-Account Sub-Account Sub-Account  Sub-Account  Sub-Account Sub-Account
                                                  ----------- ----------- ------------ ------------ ----------- -----------
                                                                              AST          AST          AST
                                                      AST         AST     First Trust    Goldman      Goldman
                                                   Federated  First Trust   Capital       Sachs        Sachs
                                                  Aggressive   Balanced   Appreciation Concentrated   Mid-Cap       AST
                                                    Growth      Target       Target       Growth      Growth    High Yield
                                                  ----------- ----------- ------------ ------------ ----------- -----------
                                                   2007 (a)    2007 (a)     2007 (a)     2007 (a)    2007 (a)    2007 (a)
                                                  ----------- ----------- ------------ ------------ ----------- -----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).....................    $ --     $     (128)  $   (5,685)   $    (2)     $   (1)     $   (1)
Net realized gains (losses)......................      --           (935)      (9,148)        --          --          --
Change in unrealized gains (losses)..............       6        (20,753)       6,421        (68)        (28)          9
                                                     ----     ----------   ----------    -------      ------      ------
Increase (decrease) in net assets from
 operations......................................       6        (21,816)      (8,412)       (70)        (29)          8
                                                     ----     ----------   ----------    -------      ------      ------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits.........................................      --      2,487,259    4,752,043         --          --          --
Benefit payments.................................      --             --           --         --          --          --
Payments on termination..........................      --         (1,537)        (670)        --          --          --
Contract maintenance charge......................      --             --           --         --          --          --
Transfers among the sub-accounts and with the
 Fixed Account--net..............................     610         15,209      (89,872)    10,494       1,905       1,831
Adjustment to net assets allocated to contract in
 payout period...................................      --             --           --         --          --          --
                                                     ----     ----------   ----------    -------      ------      ------
Increase (decrease) in net assets from contract
 transactions....................................     610      2,500,931    4,661,501     10,494       1,905       1,831
                                                     ----     ----------   ----------    -------      ------      ------
INCREASE (DECREASE) IN NET
 ASSETS..........................................     616      2,479,115    4,653,089     10,424       1,876       1,839
NET ASSETS AT BEGINNING OF
 PERIOD..........................................      --             --           --         --          --          --
                                                     ----     ----------   ----------    -------      ------      ------
NET ASSETS AT END OF PERIOD......................    $616     $2,479,115   $4,653,089    $10,424      $1,876      $1,839
                                                     ====     ==========   ==========    =======      ======      ======
UNITS OUTSTANDING
    Units outstanding at beginning of
     period......................................      --             --           --         --          --          --
       Units issued..............................     120        390,812      649,071      1,998         360         349
       Units redeemed............................     (60)      (152,540)    (207,885)    (1,000)       (179)       (174)
                                                     ----     ----------   ----------    -------      ------      ------
    Units outstanding at end of period...........      60        238,272      441,186        998         181         175
                                                     ====     ==========   ==========    =======      ======      ======

--------
(a)For the period beginning July 30, 2007 and ended December 31, 2007

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------


                                                    Advanced      Advanced      Advanced     Advanced    Advanced    Advanced
                                                     Series        Series        Series       Series      Series      Series
                                                      Trust         Trust         Trust        Trust       Trust       Trust
                                                   Sub-Account   Sub-Account   Sub-Account  Sub-Account Sub-Account Sub-Account
                                                  ------------- ------------- ------------- ----------- ----------- -----------
                                                                                   AST                      AST         AST
                                                       AST           AST        JPMorgan        AST        Lord       Marsico
                                                  International International International  Large-Cap  Abbett Bond   Capital
                                                     Growth         Value        Equity        Value     Debenture    Growth
                                                  ------------- ------------- ------------- ----------- ----------- -----------
                                                    2007 (a)      2007 (a)      2007 (a)     2007 (a)    2007 (a)    2007 (a)
                                                  ------------- ------------- ------------- ----------- ----------- -----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).....................    $    (2)      $   177       $   392      $    90     $   (1)     $   (10)
Net realized gains (losses)......................      1,425           236           211          288         --           --
Change in unrealized gains (losses)..............     (1,436)       (1,222)       (1,011)      (1,457)        13         (284)
                                                     -------       -------       -------      -------     ------      -------
Increase (decrease) in net assets from
 operations......................................        (13)         (809)         (408)      (1,079)        12         (294)
                                                     -------       -------       -------      -------     ------      -------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits.........................................         --            --            --       11,371         --           --
Benefit payments.................................         --            --            --           --         --           --
Payments on termination..........................         --            --            --           --         --           --
Contract maintenance charge......................         --            --            --           --         --           --
Transfers among the sub-accounts and with the
 Fixed Account--net..............................     24,217        57,467        51,211        8,469      3,052       15,404
Adjustment to net assets allocated to contract in
 payout period...................................         --            --            --           --         --           --
                                                     -------       -------       -------      -------     ------      -------
Increase (decrease) in net assets from contract
 transactions....................................     24,217        57,467        51,211       19,840      3,052       15,404
                                                     -------       -------       -------      -------     ------      -------
INCREASE (DECREASE) IN NET
 ASSETS..........................................     24,204        56,658        50,803       18,761      3,064       15,110
NET ASSETS AT BEGINNING OF
 PERIOD..........................................         --            --            --           --         --           --
                                                     -------       -------       -------      -------     ------      -------
NET ASSETS AT END OF PERIOD......................    $24,204       $56,658       $50,803      $18,761     $3,064      $15,110
                                                     =======       =======       =======      =======     ======      =======
UNITS OUTSTANDING
    Units outstanding at beginning of
     period......................................         --            --            --           --         --           --
       Units issued..............................      4,099        10,093         9,095        2,839        588        1,860
       Units redeemed............................     (1,910)       (4,679)       (4,179)        (879)      (294)        (466)
                                                     -------       -------       -------      -------     ------      -------
    Units outstanding at end of period...........      2,189         5,414         4,916        1,960        294        1,394
                                                     =======       =======       =======      =======     ======      =======

--------
(a)For the period beginning July 30, 2007 and ended December 31, 2007

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------


                                                   Advanced    Advanced    Advanced    Advanced    Advanced    Advanced
                                                    Series      Series      Series      Series      Series      Series
                                                     Trust       Trust       Trust       Trust       Trust       Trust
                                                  Sub-Account Sub-Account Sub-Account Sub-Account Sub-Account Sub-Account
                                                  ----------- ----------- ----------- ----------- ----------- -----------
                                                                                          AST         AST         AST
                                                                                       Neuberger   Neuberger   Neuberger
                                                      AST         AST                   Berman      Berman      Berman
                                                  MFS Global    Mid-Cap    AST Money    Mid-Cap     Mid-Cap    Small-Cap
                                                    Equity       Value      Market      Growth       Value      Growth
                                                  ----------- ----------- ----------- ----------- ----------- -----------
                                                   2007 (a)    2007 (a)    2007 (a)    2007 (a)    2007 (a)    2007 (a)
                                                  ----------- ----------- ----------- ----------- ----------- -----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).....................   $   888     $   (1)     $    65      $  --      $   (1)      $ --
Net realized gains (losses)......................      (905)        --           --          1          --         --
Change in unrealized gains (losses)..............      (645)       (17)          --          6         (17)       (26)
                                                    -------     ------      -------      -----      ------       ----
Increase (decrease) in net assets from
 operations......................................      (662)       (18)          65          7         (18)       (26)
                                                    -------     ------      -------      -----      ------       ----
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits.........................................        --         --       66,295         --          --         --
Benefit payments.................................        --         --       (3,506)        --          --         --
Payments on termination..........................        --         --           --         --          --         --
Contract maintenance charge......................        --         --           --         --          --         --
Transfers among the sub-accounts and with the
 Fixed Account--net..............................     9,104      4,175        3,507        609       2,277        842
Adjustment to net assets allocated to contract in
 payout period...................................        --         --           --         --          --         --
                                                    -------     ------      -------      -----      ------       ----
Increase (decrease) in net assets from contract
 transactions....................................     9,104      4,175       66,296        609       2,277        842
                                                    -------     ------      -------      -----      ------       ----
INCREASE (DECREASE) IN NET
 ASSETS..........................................     8,442      4,157       66,361        616       2,259        816
NET ASSETS AT BEGINNING OF
 PERIOD..........................................        --         --           --         --          --         --
                                                    -------     ------      -------      -----      ------       ----
NET ASSETS AT END OF PERIOD                         $ 8,442     $4,157      $66,361      $ 616      $2,259       $816
                                                    =======     ======      =======      =====      ======       ====
UNITS OUTSTANDING................................
    Units outstanding at beginning of period.....        --         --           --         --          --         --
       Units issued..............................     6,236        851        6,891        195         450        145
       Units redeemed............................    (5,428)      (425)        (345)      (137)       (225)       (73)
                                                    -------     ------      -------      -----      ------       ----
    Units outstanding at end of period...........       808        426        6,546         58         225         72
                                                    =======     ======      =======      =====      ======       ====

--------
(a)For the period beginning July 30, 2007 and ended December 31, 2007

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------


                                                    Advanced     Advanced    Advanced    Advanced    Advanced    Advanced
                                                     Series       Series      Series      Series      Series      Series
                                                     Trust        Trust        Trust       Trust       Trust       Trust
                                                  Sub-Account  Sub-Account  Sub-Account Sub-Account Sub-Account Sub-Account
                                                  ------------ ------------ ----------- ----------- ----------- -----------
                                                                                            AST         AST         AST
                                                      AST          AST                    T. Rowe     T. Rowe     T. Rowe
                                                     PIMCO     Preservation     AST        Price       Price       Price
                                                  Total Return    Asset      Small-Cap     Asset      Global     Large-Cap
                                                      Bond      Allocation     Value    Allocation     Bond       Growth
                                                  ------------ ------------ ----------- ----------- ----------- -----------
                                                    2007 (a)     2007 (a)    2007 (a)    2007 (a)    2007 (a)    2007 (a)
                                                  ------------ ------------ ----------- ----------- ----------- -----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).....................   $ 1,823      $   (102)    $   107   $   16,759    $   (1)     $   (24)
Net realized gains (losses)......................      (496)         (113)      2,049       67,105        --           (2)
Change in unrealized gains (losses)..............       (44)        1,254      (3,288)    (109,938)       70         (762)
                                                    -------      --------     -------   ----------    ------      -------
Increase (decrease) in net assets from
 operations......................................     1,283         1,039      (1,132)     (26,074)       69         (788)
                                                    -------      --------     -------   ----------    ------      -------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits.........................................        --       473,208          --    2,598,369        --       11,371
Benefit payments.................................        --            --          --           --        --           --
Payments on termination..........................        --           (25)         --       (6,418)       --           --
Contract maintenance charge......................        --            --          --           --        --           --
Transfers among the sub-accounts and with the
 Fixed Account--net..............................    65,372         6,606      23,244      244,694     6,081        8,349
Adjustment to net assets allocated to contract in
 payout period...................................        --            --          --           --        --           --
                                                    -------      --------     -------   ----------    ------      -------
Increase (decrease) in net assets from contract
 transactions....................................    65,372       479,789      23,244    2,836,645     6,081       19,720
                                                    -------      --------     -------   ----------    ------      -------
INCREASE (DECREASE) IN NET
 ASSETS..........................................    66,655       480,828      22,112    2,810,571     6,150       18,932
NET ASSETS AT BEGINNING OF
 PERIOD..........................................        --            --          --           --        --           --
                                                    -------      --------     -------   ----------    ------      -------
NET ASSETS AT END OF PERIOD......................   $66,655      $480,828     $22,112   $2,810,571    $6,150      $18,932
                                                    =======      ========     =======   ==========    ======      =======
UNITS OUTSTANDING
    Units outstanding at beginning of period.....        --            --          --           --        --           --
       Units issued..............................    15,498        72,637       4,206      413,265     1,157        2,699
       Units redeemed............................    (9,207)      (26,788)     (1,864)    (137,589)     (578)        (823)
                                                    -------      --------     -------   ----------    ------      -------
    Units outstanding at end of period...........     6,291        45,849       2,342      275,676       579        1,876
                                                    =======      ========     =======   ==========    ======      =======

--------
(a)For the period beginning July 30, 2007 and ended December 31, 2007

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                 Advanced     Advanced   AIM Variable         AIM Variable
                                                  Series       Series     Insurance            Insurance
                                                   Trust        Trust       Funds                Funds
                                                Sub-Account  Sub-Account Sub-Account          Sub-Account
                                               ------------- ----------- ------------  -------------------------
                                                    AST
                                               T. Rowe Price     AST      AIM V. I.
                                                  Natural    UBS Dynamic  Aggressive           AIM V. I.
                                                 Resources      Alpha       Growth           Basic Balanced
                                               ------------- ----------- ------------  -------------------------
                                                 2007 (a)     2007 (a)     2006 (s)        2007          2006
                                               ------------- ----------- ------------  ------------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)..................    $   125    $    5,097  $   (124,170) $    626,963  $   233,607
Net realized gains (losses)...................      1,878          (293)      658,673     1,015,655      127,977
Change in unrealized gains (losses)...........     (1,456)      (24,515)    1,881,646    (1,083,823)   4,018,486
                                                  -------    ----------  ------------  ------------  -----------
Increase (decrease) in net assets from
 operations...................................        547       (19,711)    2,416,149       558,795    4,380,070
                                                  -------    ----------  ------------  ------------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits......................................     39,632     1,411,421        20,215        12,005       64,920
Benefit payments..............................         --            --      (272,368)   (1,840,544)  (1,194,858)
Payments on termination.......................         --          (252)     (817,963)   (9,023,357)  (8,865,059)
Contract maintenance charge...................         --            --        (4,417)      (16,971)     (20,042)
Transfers among the sub-accounts and with
 the Fixed Account--net.......................      3,912         3,120   (28,292,898)      474,997      275,228
Adjustment to net assets allocated to contract
 in payout period.............................         --            --            --            --           --
                                                  -------    ----------  ------------  ------------  -----------
Increase (decrease) in net assets from
 contract transactions........................     43,544     1,414,289   (29,367,431)  (10,393,870)  (9,739,811)
                                                  -------    ----------  ------------  ------------  -----------
INCREASE (DECREASE) IN NET
 ASSETS.......................................     44,091     1,394,578   (26,951,282)   (9,835,075)  (5,359,741)
NET ASSETS AT BEGINNING OF
 PERIOD.......................................         --            --    26,951,282    49,292,977   54,652,718
                                                  -------    ----------  ------------  ------------  -----------
NET ASSETS AT END OF PERIOD...................    $44,091    $1,394,578  $         --  $ 39,457,902  $49,292,977
                                                  =======    ==========  ============  ============  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...................................         --            --     2,454,120     4,170,832    5,029,655
       Units issued...........................      4,001       256,044        68,783       450,026      438,367
       Units redeemed.........................       (216)     (111,994)   (2,522,903)   (1,299,103)  (1,297,190)
                                                  -------    ----------  ------------  ------------  -----------
    Units outstanding at end of period........      3,785       144,050            --     3,321,755    4,170,832
                                                  =======    ==========  ============  ============  ===========

--------
(a)For the period beginning July 30, 2007 and ended December 31, 2007
(s)On May 1, 2006 AIM V. I. Aggressive Growth merged into AIM V. I. Capital Appreciation

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                                          AIM Variable
                                                      AIM Variable         Insurance            AIM Variable
                                                     Insurance Funds         Funds            Insurance Funds
                                                       Sub-Account        Sub-Account           Sub-Account
                                                ------------------------  ------------  ---------------------------
                                                                           AIM V. I.             AIM V. I.
                                                  AIM V. I. Basic Value    Blue Chip        Capital Appreciation
                                                ------------------------  ------------  ---------------------------
                                                    2007         2006       2006 (t)        2007      2006 (s)(u)(v)
                                                -----------  -----------  ------------  ------------  --------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)................... $  (246,172) $  (321,253) $    (76,416) $ (2,664,021)  $ (2,328,174)
Net realized gains (losses)....................   3,463,895    3,033,018    (2,829,587)    5,323,481        134,737
Change in unrealized gains (losses)............  (3,003,704)     794,922     2,202,421    16,060,948      5,373,453
                                                -----------  -----------  ------------  ------------   ------------
Increase (decrease) in net assets from
 operations....................................     214,019    3,506,687      (703,582)   18,720,408      3,180,016
                                                -----------  -----------  ------------  ------------   ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.......................................      28,864        9,464         4,420       285,123        385,527
Benefit payments...............................    (642,995)    (728,167)     (399,574)   (6,073,044)    (4,570,520)
Payments on termination........................  (5,972,698)  (5,153,530)   (1,006,186)  (31,276,068)   (24,464,859)
Contract maintenance charge....................      (9,408)     (11,312)       (4,951)      (84,421)       (80,468)
Transfers among the sub-accounts and with
 the Fixed Account--net........................    (277,052)     474,114   (18,711,198)   (9,774,852)   104,549,957
Adjustment to net assets allocated to contract
 in payout period..............................          --           --            --            --             --
                                                -----------  -----------  ------------  ------------   ------------
Increase (decrease) in net assets from contract
 transactions..................................  (6,873,289)  (5,409,431)  (20,117,489)  (46,923,262)    75,819,637
                                                -----------  -----------  ------------  ------------   ------------
INCREASE (DECREASE) IN NET
 ASSETS........................................  (6,659,270)  (1,902,744)  (20,821,071)  (28,202,854)    78,999,653
NET ASSETS AT BEGINNING OF
 PERIOD........................................  31,399,327   33,302,071    20,821,071   195,354,288    116,354,635
                                                -----------  -----------  ------------  ------------   ------------
NET ASSETS AT END OF PERIOD.................... $24,740,057  $31,399,327  $         --  $167,151,434   $195,354,288
                                                ===========  ===========  ============  ============   ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period....................................   2,172,050    2,571,654     3,256,037    18,508,280     11,585,051
       Units issued............................     176,200      313,566       238,113     1,243,622     11,701,688
       Units redeemed..........................    (638,161)    (713,170)   (3,494,150)   (5,291,954)    (4,778,459)
                                                -----------  -----------  ------------  ------------   ------------
    Units outstanding at end of period.........   1,710,089    2,172,050            --    14,459,948     18,508,280
                                                ===========  ===========  ============  ============   ============

--------
(s)On May 1, 2006 AIM V. I. Aggressive Growth merged into AIM V. I. Capital Appreciation
(t)On June 12, 2006, AIM V. I. Blue Chip merged into AIM V. I. Large Cap Growth
(u)On November 3, 2006, AIM V. I. Demographic Trends merged into AIM V. I. Capital Appreciation
(v)On May 1, 2006, AIM V. I. Growth merged into AIM V. I. Capital Appreciation

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                                                                      AIM Variable
                                                      AIM Variable               AIM Variable          Insurance
                                                     Insurance Funds            Insurance Funds          Funds
                                                       Sub-Account                Sub-Account         Sub-Account
                                                ------------------------  --------------------------  ------------
                                                                                                       AIM V. I.
                                                        AIM V. I.                                     Demographic
                                                   Capital Development       AIM V. I. Core Equity       Trends
                                                ------------------------  --------------------------  ------------
                                                    2007         2006         2007        2006 (w)      2006 (u)
                                                -----------  -----------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)................... $  (341,885) $  (346,629) $   (906,162) $ (1,419,420) $   (109,217)
Net realized gains (losses)....................   4,505,247    2,496,293     8,722,967     1,802,279    (2,425,786)
Change in unrealized gains (losses)............  (1,853,501)   1,380,005     7,046,254    23,921,285     2,830,530
                                                -----------  -----------  ------------  ------------  ------------
Increase (decrease) in net assets from
 operations....................................   2,309,861    3,529,669    14,863,059    24,304,144       295,527
                                                -----------  -----------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.......................................      18,332       43,722       191,205       309,776         4,822
Benefit payments...............................    (585,039)    (565,498)   (7,659,192)   (6,964,658)     (121,298)
Payments on termination........................  (5,217,461)  (3,573,766)  (37,983,458)  (28,743,756)   (1,144,511)
Contract maintenance charge....................      (7,168)      (8,250)     (102,115)      (94,418)       (4,890)
Transfers among the sub-accounts and with
 the Fixed Account--net........................     173,066       79,088    (6,780,710)  137,162,852    (9,025,358)
Adjustment to net assets allocated to contract
 in payout period..............................          --           --            --            --            --
                                                -----------  -----------  ------------  ------------  ------------
Increase (decrease) in net assets from contract
 transactions..................................  (5,618,270)  (4,024,704)  (52,334,270)  101,669,796   (10,291,235)
                                                -----------  -----------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS........................................  (3,308,409)    (495,035)  (37,471,211)  125,973,940    (9,995,708)
NET ASSETS AT BEGINNING OF
 PERIOD........................................  24,595,620   25,090,655   232,390,664   106,416,724     9,995,708
                                                -----------  -----------  ------------  ------------  ------------
NET ASSETS AT END OF PERIOD.................... $21,287,211  $24,595,620  $194,919,453  $232,390,664  $         --
                                                ===========  ===========  ============  ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period....................................   1,448,079    1,693,097    17,450,854     8,733,036     1,839,428
       Units issued............................     197,890      243,504     1,122,604    13,234,511        52,778
       Units redeemed..........................    (489,717)    (488,522)   (4,816,016)   (4,516,693)   (1,892,206)
                                                -----------  -----------  ------------  ------------  ------------
    Units outstanding at end of period.........   1,156,252    1,448,079    13,757,442    17,450,854            --
                                                ===========  ===========  ============  ============  ============

--------
(u)On November 3, 2006, AIM V. I. Demographic Trends merged into AIM V. I. Capital Appreciation
(w)On May 1, 2006, AIM V. I. Premier Equity merged into AIM V. I. Core Equity

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------


                                                                                                             AIM Variable
                                                               AIM Variable              AIM Variable         Insurance
                                                              Insurance Funds           Insurance Funds         Funds
                                                                Sub-Account               Sub-Account        Sub-Account
                                                         ------------------------  ------------------------  ------------
                                                                 AIM V. I.                 AIM V. I.          AIM V. I.
                                                            Diversified Income       Government Securities      Growth
                                                         ------------------------  ------------------------  ------------
                                                             2007         2006         2007         2006       2006 (v)
                                                         -----------  -----------  -----------  -----------  ------------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)............................ $ 1,090,656  $ 1,051,781  $   572,265  $   639,816  $   (351,288)
Net realized gains (losses).............................    (751,761)    (690,454)      85,568       70,377   (19,202,381)
Change in unrealized gains (losses).....................    (252,099)     352,573      458,983     (159,158)   24,515,493
                                                         -----------  -----------  -----------  -----------  ------------
Increase (decrease) in net assets from operations.......      86,796      713,900    1,116,816      551,035     4,961,824
                                                         -----------  -----------  -----------  -----------  ------------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits................................................      25,560       15,171        5,810        7,797        54,696
Benefit payments........................................    (709,956)  (1,580,903)    (978,242)  (1,453,419)   (1,107,855)
Payments on termination.................................  (4,815,034)  (4,108,673)  (3,815,408)  (5,706,491)   (3,221,827)
Contract maintenance charge.............................      (5,758)      (7,179)      (7,335)      (9,487)      (13,190)
Transfers among the sub-accounts and with the Fixed
 Account--net...........................................     872,512      714,695      910,666   (1,038,240)  (75,302,501)
Adjustment to net assets allocated to contract in payout
 period.................................................          --           --           --           --            --
                                                         -----------  -----------  -----------  -----------  ------------
Increase (decrease) in net assets from contract
 transactions...........................................  (4,632,676)  (4,966,889)  (3,884,509)  (8,199,840)  (79,590,677)
                                                         -----------  -----------  -----------  -----------  ------------
INCREASE (DECREASE) IN NET ASSETS.......................  (4,545,880)  (4,252,989)  (2,767,693)  (7,648,805)  (74,628,853)
NET ASSETS AT BEGINNING OF PERIOD.......................  22,590,660   26,843,649   25,476,630   33,125,435    74,628,853
                                                         -----------  -----------  -----------  -----------  ------------
NET ASSETS AT END OF PERIOD............................. $18,044,780  $22,590,660  $22,708,937  $25,476,630  $         --
                                                         ===========  ===========  ===========  ===========  ============
UNITS OUTSTANDING
    Units outstanding at beginning of period............   1,872,442    2,285,557    1,950,594    2,587,210    10,077,543
       Units issued.....................................     303,506      316,157      297,593      230,730       390,089
       Units redeemed...................................    (681,154)    (729,272)    (588,038)    (867,346)  (10,467,632)
                                                         -----------  -----------  -----------  -----------  ------------
    Units outstanding at end of period..................   1,494,794    1,872,442    1,660,149    1,950,594            --
                                                         ===========  ===========  ===========  ===========  ============

--------
(v)On May 1, 2006, AIM V. I. Growth merged into AIM V. I. Capital Appreciation

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------


                                                AIM Variable               AIM Variable              AIM Variable
                                               Insurance Funds           Insurance Funds            Insurance Funds
                                                 Sub-Account               Sub-Account                Sub-Account
                                          ------------------------  -------------------------  ------------------------
                                                                            AIM V. I.                  AIM V. I.
                                            AIM V. I. High Yield       International Growth        Large Cap Growth
                                          ------------------------  -------------------------  ------------------------
                                              2007         2006         2007          2006         2007     2006 (t)(x)
                                          -----------  -----------  ------------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   600,552  $   911,365  $   (634,864) $  (198,500) $  (257,952) $  (111,112)
Net realized gains (losses)..............    (141,419)    (232,693)    6,629,059    4,108,113      696,722       81,521
Change in unrealized gains (losses)......    (423,174)     564,387     1,870,564    9,674,730    2,015,733    1,931,575
                                          -----------  -----------  ------------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................      35,959    1,243,059     7,864,759   13,584,343    2,454,503    1,901,984
                                          -----------  -----------  ------------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      55,703        6,164       102,728       78,765       15,810        3,312
Benefit payments.........................    (447,256)    (451,195)   (1,962,039)  (1,759,741)    (515,073)    (258,340)
Payments on termination..................  (2,612,829)  (3,033,581)  (11,868,813)  (8,512,407)  (2,895,757)  (1,017,671)
Contract maintenance charge..............      (3,871)      (5,078)      (23,761)     (23,809)      (9,097)      (5,152)
Transfers among the sub-accounts and
 with the Fixed Account--net.............     (34,762)    (115,442)    1,859,583    5,564,606      165,683   18,461,643
Adjustment to net assets allocated to
 contract in payout period...............          --           --            --           --           --           --
                                          -----------  -----------  ------------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (3,043,015)  (3,599,132)  (11,892,302)  (4,652,586)  (3,238,434)  17,183,792
                                          -----------  -----------  ------------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (3,007,056)  (2,356,073)   (4,027,543)   8,931,757     (783,931)  19,085,776
NET ASSETS AT BEGINNING OF
 PERIOD..................................  13,245,194   15,601,267    62,827,329   53,895,572   19,085,776           --
                                          -----------  -----------  ------------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $10,238,138  $13,245,194  $ 58,799,786  $62,827,329  $18,301,845  $19,085,776
                                          ===========  ===========  ============  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   1,225,477    1,577,550     3,716,654    3,971,488    1,721,358           --
       Units issued......................     137,768      193,668       510,277      897,298      186,522    1,937,250
       Units redeemed....................    (413,698)    (545,741)   (1,135,195)  (1,152,132)    (460,132)    (215,892)
                                          -----------  -----------  ------------  -----------  -----------  -----------
    Units outstanding at end of period...     949,547    1,225,477     3,091,736    3,716,654    1,447,748    1,721,358
                                          ===========  ===========  ============  ===========  ===========  ===========

--------
(t)On June 12, 2006, AIM V. I. Blue Chip merged into AIM V. I. Large Cap Growth
(x)For the period beginning June 12, 2006 and ended December 31, 2006

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                                                                         AIM Variable
                                                        AIM Variable               AIM Variable           Insurance
                                                       Insurance Funds            Insurance Funds           Funds
                                                         Sub-Account                Sub-Account          Sub-Account
                                                  ------------------------  --------------------------  -------------
                                                                                                          AIM V. I.
                                                          AIM V. I.                                        Premier
                                                     Mid Cap Core Equity      AIM V. I. Money Market        Equity
                                                  ------------------------  --------------------------  -------------
                                                      2007         2006         2007          2006         2006 (w)
                                                  -----------  -----------  ------------  ------------  -------------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)..................... $  (334,589) $  (156,090) $    673,873  $    593,425  $     795,465
Net realized gains (losses)......................   1,611,671    4,055,921            --            --    (15,644,868)
Change in unrealized gains (losses)..............     938,743   (1,232,880)           --            --     22,086,795
                                                  -----------  -----------  ------------  ------------  -------------
Increase (decrease) in net assets from operations   2,215,825    2,666,951       673,873       593,425      7,237,392
                                                  -----------  -----------  ------------  ------------  -------------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits.........................................      27,763       28,910        15,390        26,936         78,992
Benefit payments.................................    (857,309)    (687,158)   (6,618,712)   (8,114,386)    (1,522,211)
Payments on termination..........................  (6,326,916)  (4,558,771)  (11,806,577)  (11,532,625)    (6,049,247)
Contract maintenance charge......................      (7,310)      (8,710)       (6,671)       (7,344)       (27,173)
Transfers among the sub-accounts and with the
 Fixed Account--net..............................    (177,176)     957,175    18,402,653    19,928,144   (145,660,566)
Adjustment to net assets allocated to contract in
 payout period...................................          --           --            --            --             --
                                                  -----------  -----------  ------------  ------------  -------------
Increase (decrease) in net assets from contract
 transactions....................................  (7,340,948)  (4,268,554)      (13,917)      300,725   (153,180,205)
                                                  -----------  -----------  ------------  ------------  -------------
INCREASE (DECREASE) IN NET ASSETS................  (5,125,123)  (1,601,603)      659,956       894,150   (145,942,813)
NET ASSETS AT BEGINNING OF PERIOD................  28,748,982   30,350,585    21,079,862    20,185,712    145,942,813
                                                  -----------  -----------  ------------  ------------  -------------
NET ASSETS AT END OF PERIOD...................... $23,623,859  $28,748,982  $ 21,739,818  $ 21,079,862  $          --
                                                  ===========  ===========  ============  ============  =============
UNITS OUTSTANDING
    Units outstanding at beginning of period.....   1,897,950    2,172,241     1,820,869     1,792,903     15,762,610
       Units issued..............................     260,698      504,977     2,556,551     2,769,251        417,671
       Units redeemed............................    (719,047)    (779,268)   (2,559,104)   (2,741,285)   (16,180,281)
                                                  -----------  -----------  ------------  ------------  -------------
    Units outstanding at end of period...........   1,439,601    1,897,950     1,818,316     1,820,869             --
                                                  ===========  ===========  ============  ============  =============

--------
(w)On May 1, 2006, AIM V. I. Premier Equity merged into AIM V. I. Core Equity

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                                                                     AIM Variable
                                                       AIM Variable             AIM Variable           Insurance
                                                      Insurance Funds          Insurance Funds      Funds Series II
                                                        Sub-Account              Sub-Account          Sub-Account
                                                  ----------------------  ------------------------  ---------------
                                                                                                       AIM V. I.
                                                                                                      Aggressive
                                                   AIM V. I. Technology      AIM V. I. Utilities       Growth II
                                                  ----------------------  ------------------------  ---------------
                                                     2007        2006         2007         2006        2006 (y)
                                                  ----------  ----------  -----------  -----------  ---------------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)..................... $  (72,498) $  (76,936) $    49,037  $   278,735     $  (3,749)
Net realized gains (losses)......................    338,220     289,545    2,396,009    1,440,631       192,315
Change in unrealized gains (losses)..............     52,796     275,452       48,499    1,253,685      (132,272)
                                                  ----------  ----------  -----------  -----------     ---------
Increase (decrease) in net assets from
 operations......................................    318,518     488,061    2,493,545    2,973,051        56,294
                                                  ----------  ----------  -----------  -----------     ---------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits.........................................      5,424       8,654        7,638       12,718         5,369
Benefit payments.................................   (432,370)    (78,563)    (324,425)    (831,888)           --
Payments on termination..........................   (755,623)   (688,387)  (3,187,854)  (1,687,240)       (3,784)
Contract maintenance charge......................     (2,754)     (3,289)      (5,393)      (5,850)           --
Transfers among the sub-accounts and with the
 Fixed Account--net..............................    205,130    (204,020)     192,883      141,438      (691,258)
Adjustment to net assets allocated to contract in
 payout period...................................         --          --           --           --            --
                                                  ----------  ----------  -----------  -----------     ---------
Increase (decrease) in net assets from contract
 transactions....................................   (980,193)   (965,605)  (3,317,151)  (2,370,822)     (689,673)
                                                  ----------  ----------  -----------  -----------     ---------
INCREASE (DECREASE) IN NET
 ASSETS..........................................   (661,675)   (477,544)    (823,606)     602,229      (633,379)
NET ASSETS AT BEGINNING OF
 PERIOD..........................................  5,519,397   5,996,941   14,683,003   14,080,774       633,379
                                                  ----------  ----------  -----------  -----------     ---------
NET ASSETS AT END OF PERIOD...................... $4,857,722  $5,519,397  $13,859,397  $14,683,003     $      --
                                                  ==========  ==========  ===========  ===========     =========
UNITS OUTSTANDING
    Units outstanding at beginning of period.....    452,712     536,082      841,516      998,584        55,960
       Units issued..............................     87,379     106,031      101,921      174,253           526
       Units redeemed............................   (164,790)   (189,401)    (275,384)    (331,321)      (56,486)
                                                  ----------  ----------  -----------  -----------     ---------
    Units outstanding at end of period...........    375,301     452,712      668,053      841,516            --
                                                  ==========  ==========  ===========  ===========     =========

--------
(y)On May 1, 2006, AIM V. I. Aggressive Growth II merged into AIM V. I. Capital Appreciation II

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                                                                     AIM Variable
                                                  AIM Variable Insurance   AIM Variable Insurance      Insurance
                                                      Funds Series II          Funds Series II      Funds Series II
                                                        Sub-Account              Sub-Account          Sub-Account
                                                  ----------------------  ------------------------  ---------------
                                                         AIM V. I.                                     AIM V. I.
                                                     Basic Balanced II    AIM V. I. Basic Value II   B lue Chip II
                                                  ----------------------  ------------------------  ---------------
                                                     2007        2006         2007         2006        2006 (z)
                                                  ----------  ----------  -----------  -----------  ---------------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)..................... $   21,213  $    1,653  $  (300,880) $  (344,401)   $    (7,235)
Net realized gains (losses)......................     42,931      63,343    1,975,763    1,469,720        111,989
Change in unrealized gains (losses)..............    (56,590)     94,822   (1,650,916)   1,170,468       (146,355)
                                                  ----------  ----------  -----------  -----------    -----------
Increase (decrease) in net assets from
 operations......................................      7,554     159,818       23,967    2,295,787        (41,601)
                                                  ----------  ----------  -----------  -----------    -----------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits.........................................        502       3,030       26,559       24,667          6,316
Benefit payments.................................    (29,302)   (184,006)    (265,153)    (112,414)            --
Payments on termination..........................    (91,964)   (198,301)  (2,263,626)    (996,752)       (44,384)
Contract maintenance charge......................         --          --      (62,988)     (66,390)            --
Transfers among the sub-accounts and with the
 Fixed Account--net..............................    (27,148)     54,157     (217,874)    (914,833)      (964,190)
Adjustment to net assets allocated to contract in
 payout period...................................         --          --           --           --             --
                                                  ----------  ----------  -----------  -----------    -----------
Increase (decrease) in net assets from contract
 transactions....................................   (147,912)   (325,120)  (2,783,082)  (2,065,722)    (1,002,258)
                                                  ----------  ----------  -----------  -----------    -----------
INCREASE (DECREASE) IN NET
 ASSETS..........................................   (140,358)   (165,302)  (2,759,115)     230,065     (1,043,859)
NET ASSETS AT BEGINNING OF
 PERIOD..........................................  1,937,708   2,103,010   22,197,592   21,967,527      1,043,859
                                                  ----------  ----------  -----------  -----------    -----------
NET ASSETS AT END OF PERIOD...................... $1,797,350  $1,937,708  $19,438,477  $22,197,592    $        --
                                                  ==========  ==========  ===========  ===========    ===========
UNITS OUTSTANDING
    Units outstanding at beginning of period.....    173,375     203,998    1,430,759    1,572,687        105,671
       Units issued..............................      8,080      22,690       62,753       46,214            664
       Units redeemed............................    (21,114)    (53,313)    (233,838)    (188,142)      (106,335)
                                                  ----------  ----------  -----------  -----------    -----------
    Units outstanding at end of period...........    160,341     173,375    1,259,674    1,430,759             --
                                                  ==========  ==========  ===========  ===========    ===========

--------
(z)On June 12, 2006, AIM V. I. Blue Chip II merged into AIM V. I. Large Cap Growth II

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                                           AIM Variable
                                            AIM Variable Insurance          Insurance         AIM Variable Insurance
                                                Funds Series II          Funds Series II          Funds Series II
                                                  Sub-Account              Sub-Account              Sub-Account
                                         ----------------------------  ---------------------  ----------------------
                                                   AIM V. I.                AIM V. I.
                                            Capital Appreciation II    Capital Development II AIM V. I. Core Equity II
                                         ----------------------------  ---------------------  ----------------------
                                             2007     2006 (y)(aa)(ab)   2007        2006        2007       2006 (ac)
                                         -----------  ---------------- --------   ---------   ----------   ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............ $  (136,182)    $ (131,982)   $(12,240)  $  (8,161)  $  (46,775)  $  (35,086)
Net realized gains (losses).............     335,559        169,984      88,508      73,633      175,868       30,155
Change in unrealized gains (losses).....     590,654        249,909     (20,682)     19,869      191,286      406,135
                                         -----------     ----------    --------   ---------   ----------   ----------
Increase (decrease) in net assets from
 operations.............................     790,031        287,911      55,586      85,341      320,379      401,204
                                         -----------     ----------    --------   ---------   ----------   ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits................................      15,482          8,793      10,343       4,688        1,385          286
Benefit payments........................      (3,655)       (75,855)         --    (111,513)     (68,905)    (119,842)
Payments on termination.................    (440,348)      (393,594)    (66,043)    (45,687)    (641,278)    (232,832)
Contract maintenance charge.............     (16,653)       (18,426)         --          --      (13,404)     (11,568)
Transfers among the sub-accounts and
 with the Fixed Account--net............    (626,882)       927,334     141,085     136,386     (275,955)   4,780,701
Adjustment to net assets allocated to
 contract in payout period..............          --             --          --          --           --           --
                                         -----------     ----------    --------   ---------   ----------   ----------
Increase (decrease) in net assets from
 contract transactions..................  (1,072,056)       448,252      85,385     (16,126)    (998,157)   4,416,745
                                         -----------     ----------    --------   ---------   ----------   ----------
INCREASE (DECREASE) IN NET
 ASSETS.................................    (282,025)       736,163     140,971      69,215     (677,778)   4,817,949
NET ASSETS AT BEGINNING OF
 PERIOD.................................   8,274,041      7,537,878     592,317     523,102    5,295,903      477,954
                                         -----------     ----------    --------   ---------   ----------   ----------
NET ASSETS AT END OF
 PERIOD................................. $ 7,992,016     $8,274,041    $733,288   $ 592,317   $4,618,125   $5,295,903
                                         ===========     ==========    ========   =========   ==========   ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.............................     620,133        569,945      41,417      41,806      473,969       42,597
       Units issued.....................      18,034        139,166      12,041      11,494       18,418      500,106
       Units redeemed...................     (92,556)       (88,978)     (6,243)    (11,883)    (102,902)     (68,734)
                                         -----------     ----------    --------   ---------   ----------   ----------
    Units outstanding at end of
     period.............................     545,611        620,133      47,215      41,417      389,485      473,969
                                         ===========     ==========    ========   =========   ==========   ==========

--------
(y)On May 1, 2006, AIM V. I. Aggressive Growth II merged into AIM V. I. Capital Appreciation II
(aa)On May 1, 2006, AIM V. I. Demographic Trends II merged into AIM V. I. Capital Appreciation II
(ab)On May 1, 2006, AIM V. I. Growth II merged into AIM V. I. Capital Appreciation II
(ac)On May 1, 2006, AIM V. I. Premier Equity II merged into AIM V. I. Core Equity II

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                          AIM Variable
                                                            Insurance        AIM Variable       AIM Variable Insurance
                                                         Funds Series II Insurance Funds Series     Funds Series II
                                                           Sub-Account      II Sub-Account            Sub-Account
                                                         --------------- ---------------------  ----------------------
                                                            AIM V. I.
                                                           Demographic        AIM V. I.                AIM V. I.
                                                            Trends II    Diversified Income II  Government Securities II
                                                         --------------- ---------------------  ----------------------
                                                            2006 (aa)      2007        2006        2007         2006
                                                         --------------- --------   ---------   ----------   ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)............................    $  (3,719)   $ 28,897   $  21,718   $   23,195   $   23,778
Net realized gains (losses).............................       77,447      (5,285)    (11,604)     (11,249)     (21,062)
Change in unrealized gains (losses).....................      (63,477)    (24,504)      3,384       36,865       22,851
                                                            ---------    --------   ---------   ----------   ----------
Increase (decrease) in net assets from operations.......       10,251        (892)     13,498       48,811       25,567
                                                            ---------    --------   ---------   ----------   ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits................................................          352       8,719       1,552        1,615        2,795
Benefit payments........................................      (47,394)     (8,419)     (2,023)     (99,124)     (78,497)
Payments on termination.................................       (8,562)    (24,708)    (19,316)     (88,022)    (444,344)
Contract maintenance charge.............................           --          --          --           --           --
Transfers among the sub-accounts and with the Fixed
 Account--net...........................................     (257,569)      1,884    (173,397)    (136,653)    (319,846)
Adjustment to net assets allocated to contract in payout
 period.................................................           --          --          --           --           --
                                                            ---------    --------   ---------   ----------   ----------
Increase (decrease) in net assets from contract
 transactions...........................................     (313,173)    (22,524)   (193,184)    (322,184)    (839,892)
                                                            ---------    --------   ---------   ----------   ----------
INCREASE (DECREASE) IN NET ASSETS.......................     (302,922)    (23,416)   (179,686)    (273,373)    (814,325)
NET ASSETS AT BEGINNING OF PERIOD.......................      302,922     551,825     731,511    1,362,465    2,176,790
                                                            ---------    --------   ---------   ----------   ----------
NET ASSETS AT END OF PERIOD.............................    $      --    $528,409   $ 551,825   $1,089,092   $1,362,465
                                                            =========    ========   =========   ==========   ==========
UNITS OUTSTANDING
    Units outstanding at beginning of period............       30,304      48,346      65,514      124,477      202,206
       Units issued.....................................        1,337       6,623       6,081       13,859       23,560
       Units redeemed...................................      (31,641)     (8,589)    (23,249)     (42,945)    (101,289)
                                                            ---------    --------   ---------   ----------   ----------
    Units outstanding at end of period..................           --      46,380      48,346       95,391      124,477
                                                            =========    ========   =========   ==========   ==========

--------
(aa)On May 1, 2006, AIM V. I. Demographic Trends II merged into AIM V. I. Capital Appreciation II

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                         AIM Variable
                                                          Insurance
                                                            Funds     AIM Variable Insurance  AIM Variable Insurance
                                                          Series II     Funds Series II           Funds Series II
                                                         Sub-Account      Sub-Account               Sub-Account
                                                         ------------ ---------------------   ----------------------
                                                          AIM V. I.                                  AIM V. I.
                                                          Growth II   AIM V. I. High Yield II International Growth II
                                                         ------------ ---------------------   ----------------------
                                                          2006 (ab)     2007         2006        2007        2006
                                                         ------------ --------    ---------   ----------  ----------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)............................  $  (1,653)  $ 35,712    $  47,133   $  (21,922) $   (4,559)
Net realized gains (losses).............................     93,178      5,982        8,561      118,707      49,535
Change in unrealized gains (losses).....................    (70,788)   (44,647)       7,722      106,549     233,193
                                                          ---------   --------    ---------   ----------  ----------
Increase (decrease) in net assets from operations.......     20,737     (2,953)      63,416      203,334     278,169
                                                          ---------   --------    ---------   ----------  ----------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits................................................      7,366      8,900        1,620        7,335       7,079
Benefit payments........................................         --         --           --           --     (20,424)
Payments on termination.................................     (8,383)   (28,799)     (45,774)    (139,579)    (73,296)
Contract maintenance charge.............................         --         --           --           --          --
Transfers among the sub-accounts and with the Fixed
 Account--net...........................................   (331,700)   (57,850)    (117,491)     (27,808)    428,826
Adjustment to net assets allocated to contract in payout
 period.................................................         --         --           --           --          --
                                                          ---------   --------    ---------   ----------  ----------
Increase (decrease) in net assets from contract
 transactions...........................................   (332,717)   (77,749)    (161,645)    (160,052)    342,185
                                                          ---------   --------    ---------   ----------  ----------
INCREASE (DECREASE) IN NET ASSETS.......................   (311,980)   (80,702)     (98,229)      43,282     620,354
NET ASSETS AT BEGINNING OF PERIOD.......................    311,980    732,047      830,276    1,592,866     972,512
                                                          ---------   --------    ---------   ----------  ----------
NET ASSETS AT END OF PERIOD.............................  $      --   $651,345    $ 732,047   $1,636,148  $1,592,866
                                                          =========   ========    =========   ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of period............     31,825     52,082       64,335       85,855      65,852
       Units issued.....................................        840      3,754        1,280        6,719      30,445
       Units redeemed...................................    (32,665)    (9,297)     (13,533)     (14,270)    (10,442)
                                                          ---------   --------    ---------   ----------  ----------
    Units outstanding at end of period..................         --     46,539       52,082       78,304      85,855
                                                          =========   ========    =========   ==========  ==========

--------
(ab)On May 1, 2006, AIM V. I. Growth II merged into AIM V. I. Capital Appreciation II

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                  AIM Variable Insurance   AIM Variable Insurance   AIM Variable Insurance
                                                      Funds Series II         Funds Series II          Funds Series II
                                                        Sub-Account             Sub-Account              Sub-Account
                                                  ----------------------  -----------------------  -----------------------
                                                         AIM V. I.               AIM V. I.                AIM V. I.
                                                    Large Cap Growth II    Mid Cap Core Equity II      Money Market II
                                                  ----------------------  -----------------------  -----------------------
                                                     2007     2006 (x)(z)    2007         2006        2007         2006
                                                  ----------  ----------- ----------  -----------  ----------  -----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)..................... $  (16,384) $   (8,654) $ (118,164) $   (71,376) $   58,109  $    55,431
Net realized gains (losses)......................     14,850       2,549     216,597      823,292          --           --
Change in unrealized gains (losses)..............    135,198     109,404     417,721     (126,164)         --           --
                                                  ----------  ----------  ----------  -----------  ----------  -----------
Increase (decrease) in net assets from
 operations......................................    133,664     103,299     516,154      625,752      58,109       55,431
                                                  ----------  ----------  ----------  -----------  ----------  -----------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits.........................................         --          --      26,254       19,581          --           --
Benefit payments.................................    (16,361)     (2,252)   (101,442)     (89,589)    (28,252)    (277,843)
Payments on termination..........................    (65,264)     (8,395)   (526,649)    (283,575)   (401,325)  (1,153,999)
Contract maintenance charge......................         --          --     (15,583)     (17,003)         --           --
Transfers among the sub-accounts and with the
 Fixed Account--net..............................      7,012     954,604    (149,596)    (722,377)    579,779      725,977
Adjustment to net assets allocated to contract in
 payout period...................................         --          --          --           --          --           --
                                                  ----------  ----------  ----------  -----------  ----------  -----------
Increase (decrease) in net assets from contract
 transactions....................................    (74,613)    943,957    (767,016)  (1,092,963)    150,202     (705,865)
                                                  ----------  ----------  ----------  -----------  ----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..........................................     59,051   1,047,256    (250,862)    (467,211)    208,311     (650,434)
NET ASSETS AT BEGINNING OF
 PERIOD..........................................  1,047,256          --   6,990,093    7,457,304   2,143,457    2,793,891
                                                  ----------  ----------  ----------  -----------  ----------  -----------
NET ASSETS AT END OF PERIOD...................... $1,106,307  $1,047,256  $6,739,231  $ 6,990,093  $2,351,768  $ 2,143,457
                                                  ----------  ----------  ----------  -----------  ----------  -----------
UNITS OUTSTANDING
    Units outstanding at beginning of period.....     94,569          --     545,360      637,174     213,379      285,556
       Units issued..............................      2,697      97,841      28,375       58,072      72,102       95,334
       Units redeemed............................     (9,270)     (3,272)    (85,367)    (149,886)    (57,283)    (167,511)
                                                  ----------  ----------  ----------  -----------  ----------  -----------
    Units outstanding at end of period...........     87,996      94,569     488,368      545,360     228,198      213,379
                                                  ==========  ==========  ==========  ===========  ==========  ===========

--------
(x)For the period beginning June 12, 2006 and ended December 31, 2006
(z)On June 12, 2006, AIM V. I. Blue Chip II merged into AIM V. I. Large Cap Growth II

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                             AIM Variable
                                                              Insurance
                                                                Funds     AIM Variable Insurance AIM Variable Insurance
                                                              Series II     Funds Series II        Funds Series II
                                                             Sub-Account      Sub-Account            Sub-Account
                                                             ------------ ---------------------  ---------------------
                                                              AIM V. I.
                                                               Premier         AIM V. I.              AIM V. I.
                                                              Equity II      Technology II          Utilities II
                                                             ------------ ---------------------  ---------------------
                                                              2006 (ac)     2007        2006       2007        2006
                                                             ------------  --------   --------    --------   --------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)................................ $     6,163  $ (2,117)   $ (2,205)  $  1,728    $ 16,777
Net realized gains (losses).................................     804,884     7,005       5,111    120,011      30,757
Change in unrealized gains (losses).........................    (587,468)    2,529       7,695     32,958     101,257
Adjustment to net assets allocated to contract in payout
 period.....................................................          --        --          --         --          --
                                                             -----------   --------   --------    --------   --------
Increase (decrease) in net assets from operations...........     223,579     7,417      10,601    154,697     148,791
                                                             -----------   --------   --------    --------   --------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits....................................................      10,598       679         388        970         912
Benefit payments............................................          --        --          --    (41,507)     (3,432)
Payments on termination.....................................     (95,714)   (5,193)     (1,371)   (76,692)    (30,262)
Contract maintenance charge.................................      (3,581)       --          --         --          --
Transfers among the sub-accounts and with the Fixed
 Account--net...............................................  (4,775,936)   (7,205)    (18,607)    61,320     206,599
                                                             -----------   --------   --------    --------   --------
Adjustment to net assets allocated to contract in payout
 period.....................................................          --        --          --         --          --
                                                             -----------   --------   --------    --------   --------
Increase (decrease) in net assets from contract transactions  (4,864,633)  (11,719)    (19,590)   (55,909)    173,817
                                                             -----------   --------   --------    --------   --------
INCREASE (DECREASE) IN NET ASSETS...........................  (4,641,054)   (4,302)     (8,989)    98,788     322,608
NET ASSETS AT BEGINNING OF PERIOD...........................   4,641,054   123,414     132,403    872,686     550,078
                                                             -----------   --------   --------    --------   --------
NET ASSETS AT END OF PERIOD................................. $        --  $119,112    $123,414   $971,474    $872,686
                                                             ===========   ========   ========    ========   ========
UNITS OUTSTANDING
    Units outstanding at beginning of period................     385,771    10,283      11,963     50,485      39,277
       Units issued.........................................      19,792     1,279       1,009     11,964      14,098
       Units redeemed.......................................    (405,563)   (2,180)     (2,689)   (14,947)     (2,890)
                                                             -----------   --------   --------    --------   --------
    Units outstanding at end of period......................          --     9,382      10,283     47,502      50,485
                                                             ===========   ========   ========    ========   ========

--------
(ac)On May 1, 2006, AIM V. I. Premier Equity II merged into AIM V. I. Core Equity II

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                  Alliance                   Alliance                   Alliance
                                             Bernstein Variable         Bernstein Variable         Bernstein Variable
                                            Product Series Fund         Product Series Fund        Product Series Fund
                                                Sub-Account                 Sub-Account                Sub-Account
                                         -------------------------  --------------------------  ------------------------
                                                  Alliance            Alliance Bernstein VPS     Alliance Bernstein VPS
                                          Bernstein VPS Growth (b)      Growth & Income (c)      International Value (d)
                                         -------------------------  --------------------------  ------------------------
                                             2007          2006         2007          2006          2007         2006
                                         ------------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............ $   (976,582) $(1,016,072) $   (849,086) $   (993,635) $  (276,531) $  (116,381)
Net realized gains (losses).............    2,599,533    1,357,732    19,748,162    16,784,265    3,118,766    1,204,453
Change in unrealized gains (losses).....    4,387,924   (2,468,198)  (12,361,600)   12,258,755   (1,207,938)   7,026,148
                                         ------------  -----------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets from
 operations.............................    6,010,875   (2,126,538)    6,537,476    28,049,385    1,634,297    8,114,220
                                         ------------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits................................      219,538    3,763,842       263,140       518,707      697,754   13,908,710
Benefit payments........................     (998,608)  (1,065,944)   (3,812,816)   (3,018,124)    (677,146)    (448,214)
Payments on termination.................   (8,030,624)  (5,549,062)  (33,707,044)  (23,570,371)  (2,555,023)  (1,022,203)
Contract maintenance charge.............     (121,023)    (109,341)     (178,491)     (199,141)    (162,883)     (81,783)
Transfers among the sub-accounts and
 with the Fixed Account--net............   (1,279,581)       2,694    (7,080,944)   (5,836,723)   2,423,495    5,624,460
Adjustment to net assets allocated to
 contract in payout period..............           --           --            --            --           --           --
                                         ------------  -----------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions..................  (10,210,298)  (2,957,811)  (44,516,155)  (32,105,652)    (273,803)  17,980,970
                                         ------------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS.................................   (4,199,423)  (5,084,349)  (37,978,679)   (4,056,267)   1,360,494   26,095,190
NET ASSETS AT BEGINNING OF
 PERIOD.................................   59,864,519   64,948,868   203,749,520   207,805,787   41,512,924   15,417,734
                                         ------------  -----------  ------------  ------------  -----------  -----------
NET ASSETS AT END OF
 PERIOD................................. $ 55,665,096  $59,864,519  $165,770,841  $203,749,520  $42,873,418  $41,512,924
                                         ============  ===========  ============  ============  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.............................    6,256,329    6,832,050    14,983,211    17,601,470    2,631,181    1,298,617
       Units issued.....................      621,550    1,377,335       968,199     1,576,404      513,437    1,882,903
       Units redeemed...................   (1,809,654)  (1,953,056)   (4,151,823)   (4,194,663)    (527,187)    (550,339)
                                         ------------  -----------  ------------  ------------  -----------  -----------
    Units outstanding at end of
     period.............................    5,068,225    6,256,329    11,799,587    14,983,211    2,617,431    2,631,181
                                         ============  ===========  ============  ============  ===========  ===========

--------
(b)Previously known as AllianceBernstein Growth
(c)Previously known as AllianceBernstein Growth & Income
(d)Previously known as AllianceBernstein International Value

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                               Alliance                  Alliance                 Alliance
                                          Bernstein Variable        Bernstein Variable       Bernstein Variable
                                          Product Series Fund       Product Series Fund      Product Series Fund
                                              Sub-Account               Sub-Account              Sub-Account
                                       ------------------------  ------------------------  ----------------------
                                        Alliance Bernstein VPS    Alliance Bernstein VPS   Alliance Bernstein VPS
                                         Large Cap Growth (e)     Small/Mid Cap Value (f)    Utility Income (g)
                                       ------------------------  ------------------------  ----------------------
                                           2007         2006         2007         2006        2007        2006
                                       -----------  -----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss).......... $  (690,055) $  (743,989) $  (510,782) $  (689,854) $   22,667  $   32,845
Net realized gains (losses)...........   1,631,401      272,163    4,742,220    3,930,630     290,459      48,731
Change in unrealized gains
 (losses).............................   3,711,972     (786,977)  (3,979,819)   2,109,059     932,542     885,596
                                       -----------  -----------  -----------  -----------  ----------  ----------
Increase (decrease) in net assets from
 operations...........................   4,653,318   (1,258,803)     251,619    5,349,835   1,245,668     967,172
                                       -----------  -----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits..............................      39,260      143,362      160,563    4,823,166     175,317   1,261,064
Benefit payments......................    (594,325)    (720,381)    (794,128)    (520,240)   (192,060)   (162,039)
Payments on termination...............  (8,262,819)  (4,457,781)  (4,058,807)  (2,439,276)   (279,139)   (222,902)
Contract maintenance charge...........     (34,718)     (39,474)    (184,547)    (166,581)    (20,484)    (12,497)
Transfers among the sub-accounts
 and with the Fixed
 Account--net.........................    (641,258)   3,779,658     (338,812)     402,867   1,216,984   1,114,502
Adjustment to net assets allocated to
 contract in payout period............          --           --           --           --          --          --
                                       -----------  -----------  -----------  -----------  ----------  ----------
Increase (decrease) in net assets from
 contract transactions................  (9,493,860)  (1,294,616)  (5,215,731)   2,099,936     900,618   1,978,128
                                       -----------  -----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN
 NET ASSETS...........................  (4,840,542)  (2,553,419)  (4,964,112)   7,449,771   2,146,286   2,945,300
NET ASSETS AT BEGINNING
 OF PERIOD............................  44,053,130   46,606,549   49,368,437   41,918,666   6,118,846   3,173,546
                                       -----------  -----------  -----------  -----------  ----------  ----------
NET ASSETS AT END OF
 PERIOD............................... $39,212,588  $44,053,130  $44,404,325  $49,368,437  $8,265,132  $6,118,846
                                       ===========  ===========  ===========  ===========  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning
     of period........................   6,022,160    6,159,455    2,636,231    2,513,231     460,431     289,959
       Units issued...................     765,511    1,762,391      209,766      614,317     204,381     258,410
       Units redeemed.................  (2,034,694)  (1,899,686)    (470,784)    (491,317)   (145,825)    (87,938)
                                       -----------  -----------  -----------  -----------  ----------  ----------
    Units outstanding at end of
     period...........................   4,752,977    6,022,160    2,375,213    2,636,231     518,987     460,431
                                       ===========  ===========  ===========  ===========  ==========  ==========

--------
(e)Previously known as AllianceBernstein Large Cap Growth
(f)Previously known as AllianceBernstein Small/Mid Cap Value
(g)Previously known as AllianceBernstein Utility Income

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                         Alliance              American           American
                                                    Bernstein Variable     Century Variable   Century Variable
                                                    Product Series Fund    Portfolios, Inc    Portfolios, Inc
                                                        Sub-Account          Sub-Account        Sub-Account
                                                  ----------------------  -----------------  -----------------
                                                         Alliance          American Century   American Century
                                                  Bernstein VPS Value (h)    VP Balanced      VP International
                                                  ----------------------  -----------------  -----------------
                                                     2007        2006       2007      2006     2007      2006
                                                  ----------  ----------  --------  -------  --------  -------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)..................... $  (20,934) $  (24,546) $    474  $   380  $    (43) $    47
Net realized gains (losses)......................    244,215     140,137       979    3,374     1,556      (50)
Change in unrealized gains (losses)..............   (456,240)    481,966      (175)     136     2,988    5,742
                                                  ----------  ----------  --------  -------  --------  -------
Increase (decrease) in net assets From operations   (232,959)    597,557     1,278    3,890     4,501    5,739
                                                  ----------  ----------  --------  -------  --------  -------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits.........................................     36,943   2,151,559        --       --        --       --
Benefit payments.................................    (29,729)   (214,375)       --       --        --     (815)
Payments on termination..........................   (149,192)    (85,229)  (27,728)    (631)  (34,863)    (459)
Contract maintenance charge......................    (12,929)     (5,726)       (8)     (44)       --       (5)
Transfers among the sub-accounts and with the
 Fixed Account--net..............................   (489,880)    731,957        --   (6,002)       --       --
Adjustment to net assets allocated to contract in
 payout period...................................         --          --        --       --        --       --
                                                  ----------  ----------  --------  -------  --------  -------
Increase (decrease) in net assets from contract
 transactions....................................   (644,787)  2,578,186   (27,736)  (6,677)  (34,863)  (1,279)
                                                  ----------  ----------  --------  -------  --------  -------
INCREASE (DECREASE) IN NET ASSETS................   (877,746)  3,175,743   (26,458)  (2,787)  (30,362)   4,460
NET ASSETS AT BEGINNING OF PERIOD................  4,624,453   1,448,710    50,165   52,952    30,362   25,902
                                                  ----------  ----------  --------  -------  --------  -------
NET ASSETS AT END OF PERIOD...................... $3,746,707  $4,624,453  $ 23,707  $50,165  $     --  $30,362
                                                  ==========  ==========  ========  =======  ========  =======
UNITS OUTSTANDING
    Units outstanding at beginning of period.....    362,312     134,946     3,281    3,746     1,864    1,958
       Units issued..............................     49,395     314,068        --    1,383        --       60
       Units redeemed............................   (100,442)    (86,702)   (1,774)  (1,848)   (1,864)    (154)
                                                  ----------  ----------  --------  -------  --------  -------
    Units outstanding at end of period...........    311,265     362,312     1,507    3,281        --    1,864
                                                  ==========  ==========  ========  =======  ========  =======

--------
(h)Previously known as AllianceBernstein Value

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                        Dreyfus
                                                  Socially Responsible                               Dreyfus Variable
                                                   Growth Fund, Inc.      Dreyfus Stock Index Fund   Investment Fund
                                                      Sub-Account               Sub-Account            Sub-Account
                                                  ----------------------  ----------------------   -------------------
                                                   Dreyfus Socially
                                                  Responsible Growth Fund Dreyfus Stock Index Fund VIF Growth & Income
                                                  ----------------------  ----------------------   -------------------
                                                    2007        2006         2007         2006        2007      2006
                                                   --------    --------   ----------   ----------  ---------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)..................... $ (1,818)   $ (3,263)   $    3,356   $    3,068  $  (1,749) $ (1,723)
Net realized gains (losses)......................      927      (6,446)       75,530       48,897     35,475     5,329
Change in unrealized gains (losses)..............   13,631      26,026       (24,083)     155,611    (14,784)   33,246
                                                   --------    --------   ----------   ----------  ---------  --------
Increase (decrease) in net assets from
 operations......................................   12,740      16,317        54,803      207,576     18,942    36,852
                                                   --------    --------   ----------   ----------  ---------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits.........................................       --          --        10,000        9,000         --        --
Benefit payments.................................       --          --       (18,759)     (14,606)   (37,203)  (26,112)
Payments on termination..........................  (87,002)    (38,938)     (245,568)    (362,002)   (70,626)  (12,340)
Contract maintenance charge......................      (52)        (63)         (626)        (920)      (164)     (181)
Transfers among the sub-accounts and with the
 Fixed Account--net..............................       --          (3)       (3,733)     (61,953)    (5,592)   (7,906)
Adjustment to net assets allocated to contract in
 payout period...................................       --          --            --           --         --        --
                                                   --------    --------   ----------   ----------  ---------  --------
Increase (decrease) in net assets from contract
 transactions....................................  (87,054)    (39,004)     (258,686)    (430,481)  (113,585)  (46,539)
                                                   --------    --------   ----------   ----------  ---------  --------
INCREASE (DECREASE) IN NET
 ASSETS..........................................  (74,314)    (22,687)     (203,883)    (222,905)   (94,643)   (9,687)
NET ASSETS AT BEGINNING OF
 PERIOD..........................................  232,889     255,576     1,494,430    1,717,335    317,925   327,612
                                                   --------    --------   ----------   ----------  ---------  --------
NET ASSETS AT END OF PERIOD...................... $158,575    $232,889    $1,290,547   $1,494,430  $ 223,282  $317,925
                                                   ========    ========   ==========   ==========  =========  ========
UNITS OUTSTANDING
    Units outstanding at beginning of period.....   26,023      30,580       125,849      162,949     27,070    31,118
       Units issued..............................    1,567          --         3,260        2,008      4,584     7,673
       Units redeemed............................  (10,152)     (4,557)      (24,880)     (39,108)   (14,416)  (11,721)
                                                   --------    --------   ----------   ----------  ---------  --------
    Units outstanding at end of period...........   17,438      26,023       104,229      125,849     17,238    27,070
                                                   ========    ========   ==========   ==========  =========  ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                    Dreyfus Variable     Dreyfus Variable
                                                     Investment Fund     Investment Fund   DWS Variable Series I
                                                       Sub-Account         Sub-Account          Sub-Account
                                                  --------------------  -----------------  --------------------
                                                                               VIF
                                                           VIF            Small Company           DWS VIP
                                                      Money Market            Stock               Bond A
                                                  --------------------  -----------------  --------------------
                                                     2007       2006    2007 (i)    2006     2007       2006
                                                  ---------  ---------  --------  -------  --------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)..................... $  26,030  $  25,369  $   (417) $(1,177) $ 29,581  $   31,626
Net realized gains (losses)......................        --         --    26,102   10,235     3,716       6,761
Change in unrealized gains (losses)..............        --         --   (18,820)  (1,870)      874          79
                                                  ---------  ---------  --------  -------  --------  ----------
Increase (decrease) in net assets from operations    26,030     25,369     6,865    7,188    34,171      38,466
                                                  ---------  ---------  --------  -------  --------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits.........................................        --        260        --       --     3,060       2,985
Benefit payments.................................  (283,011)  (271,267)   (2,915)    (120)   (2,697)    (36,650)
Payments on termination..........................  (409,299)  (255,553)       --   (4,418)  (96,311)   (244,235)
Contract maintenance charge......................      (315)      (546)      (16)     (45)       --          --
Transfers among the sub-accounts and with the
 Fixed Account--net..............................   636,399    363,878   (87,703)   8,416    51,505    (104,757)
Adjustment to net assets allocated to contract in
 payout period...................................        --         --        --       --    27,657          --
                                                  ---------  ---------  --------  -------  --------  ----------
Increase (decrease) in net assets from contract
 transactions....................................   (56,226)  (163,228)  (90,634)   3,833   (16,786)   (382,657)
                                                  ---------  ---------  --------  -------  --------  ----------
INCREASE (DECREASE) IN NET ASSETS................   (30,196)  (137,859)  (83,769)  11,021    17,385    (344,191)
NET ASSETS AT BEGINNING OF
 PERIOD..........................................   803,351    941,210    83,769   72,748   798,767   1,142,958
                                                  ---------  ---------  --------  -------  --------  ----------
NET ASSETS AT END OF PERIOD...................... $ 773,155  $ 803,351  $     --  $83,769  $816,152  $  798,767
                                                  =========  =========  ========  =======  ========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of period.....    75,375     89,215     4,992    4,754    57,022      84,957
       Units issued..............................    79,711     86,127        --      882    21,586       4,313
       Units redeemed............................   (84,431)   (99,967)   (4,992)    (644)  (22,282)    (32,248)
                                                  ---------  ---------  --------  -------  --------  ----------
    Units outstanding at end of period...........    70,655     75,375        --    4,992    56,326      57,022
                                                  =========  =========  ========  =======  ========  ==========

--------
(i)For the period beginning January 1, 2007 and ended April 30, 2007

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                           DWS Variable Series I   DWS Variable Series I   DWS Variable Series I
                                                Sub-Account             Sub-Account             Sub-Account
                                          ----------------------  ----------------------  ----------------------
                                                  DWS VIP                 DWS VIP                 DWS VIP
                                             Capital Growth A      Global Opportunities     Growth and Income A
                                          ----------------------  ----------------------  ----------------------
                                             2007        2006        2007        2006        2007        2006
                                          ----------  ----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   (1,713) $   (3,153) $    8,260  $    5,428  $    7,513  $    2,588
Net realized gains (losses)..............     51,548      25,119     240,853     247,622     169,810      56,156
Change in unrealized gains (losses)......    132,100     142,967    (106,938)    101,173    (149,115)     84,089
                                          ----------  ----------  ----------  ----------  ----------  ----------
Increase (decrease) in net assets from
 operations..............................    181,935     164,933     142,175     354,223      28,208     142,833
                                          ----------  ----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................     11,860      27,312       6,160      23,450       1,840      18,534
Benefit payments.........................    (26,633)    (48,938)    (69,474)   (131,209)   (123,972)    (51,731)
Payments on termination..................   (305,648)   (600,886)   (163,170)   (372,670)   (349,281)   (164,666)
Contract maintenance charge..............         --          --          --          --          --          --
Transfers among the sub-accounts and
 with the Fixed Account--net.............     52,901    (290,237)     13,384      26,038    (161,110)    134,148
Adjustment to net assets allocated to
 contract in payout period...............         --          --          --          --          --          --
                                          ----------  ----------  ----------  ----------  ----------  ----------
Increase (decrease) in net assets from
 contract transactions...................   (267,520)   (912,749)   (213,100)   (454,391)   (632,523)    (63,715)
                                          ----------  ----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS..................................    (85,585)   (747,816)    (70,925)   (100,168)   (604,315)     79,118
NET ASSETS AT BEGINNING OF
 PERIOD..................................  1,779,261   2,527,077   1,798,972   1,899,140   1,239,514   1,160,396
                                          ----------  ----------  ----------  ----------  ----------  ----------
NET ASSETS AT END OF
 PERIOD.................................. $1,693,676  $1,779,261  $1,728,047  $1,798,972  $  635,199  $1,239,514
                                          ==========  ==========  ==========  ==========  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    156,225     239,192      69,784      89,278     109,669     115,850
       Units issued......................     16,078       9,331       5,864      21,588      40,775      37,435
       Units redeemed....................    (39,325)    (92,298)    (13,889)    (41,082)    (94,588)    (43,616)
                                          ----------  ----------  ----------  ----------  ----------  ----------
    Units outstanding at end of period...    132,978     156,225      61,759      69,784      55,856     109,669
                                          ==========  ==========  ==========  ==========  ==========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                                               DWS Variable
                                                         DWS Variable Series I   Series I   DWS Variable Series II
                                                             Sub-Account       Sub-Account        Sub-Account
                                                         -------------------   ------------ ----------------------
                                                                                 DWS VIP
                                                                                  Money
                                                         DWS VIP International   Market A     DWS VIP Balanced A
                                                         -------------------   ------------ ----------------------
                                                           2007        2006     2006 (ad)      2007        2006
                                                         --------   ---------  ------------ ----------  ----------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)............................ $ 13,532   $   9,983   $  35,827   $   51,728  $   43,006
Net realized gains (losses).............................   56,769      44,912          --       31,336      84,837
Change in unrealized gains (losses).....................   30,202     142,714          --          670      93,664
                                                         --------   ---------   ---------   ----------  ----------
Increase (decrease) in net assets from operations.......  100,503     197,609      35,827       83,734     221,507
                                                         --------   ---------   ---------   ----------  ----------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits................................................    5,652       3,720       5,797        3,829       3,870
Benefit payments........................................  (21,798)    (11,241)    (42,741)     (45,437)   (112,170)
Payments on termination.................................  (78,817)   (316,607)   (184,510)    (173,250)   (517,065)
Contract maintenance charge.............................       --          --          --           --          --
Transfers among the sub-accounts and with the Fixed
 Account--net...........................................   56,320      74,815    (724,385)      38,191     (36,723)
Adjustment to net assets allocated to contract in payout
 period.................................................       --          --          --       54,015          --
                                                         --------   ---------   ---------   ----------  ----------
Increase (decrease) in net assets from contract
 transactions...........................................  (38,643)   (249,313)   (945,839)    (122,652)   (662,088)
                                                         --------   ---------   ---------   ----------  ----------
INCREASE (DECREASE) IN NET ASSETS.......................   61,860     (51,704)   (910,012)     (38,918)   (440,581)
NET ASSETS AT BEGINNING OF PERIOD.......................  814,711     866,415     910,012    2,090,132   2,530,713
                                                         --------   ---------   ---------   ----------  ----------
NET ASSETS AT END OF PERIOD............................. $876,571   $ 814,711   $      --   $2,051,214  $2,090,132
                                                         ========   =========   =========   ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of period............   55,970      74,489      77,716      179,485     237,883
       Units issued.....................................    9,477       7,988      76,367       11,719      28,507
       Units redeemed...................................  (12,514)    (26,507)   (154,083)     (21,977)    (86,905)
                                                         --------   ---------   ---------   ----------  ----------
    Units outstanding at end of period..................   52,933      55,970          --      169,227     179,485
                                                         ========   =========   =========   ==========  ==========

--------
(ad)On November 3, 2006, DWS VIP Money Market A merged into DWS VIP Money Market A II

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                               DWS Variable            DWS Variable              Federated
                                                 Series II               Series II           Insurance Series
                                                Sub-Account             Sub-Account             Sub-Account
                                         ------------------------  --------------------  ------------------------
                                                                          DWS VIP                Federated
                                         DWS VIP Money Market A II  Small Cap Growth A      Prime Money Fund II
                                         ------------------------  --------------------  ------------------------
                                            2007     2006 (ad)(ae)    2007       2006      2007 (j)       2006
                                         ----------  ------------- ---------  ---------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............ $   43,445   $    5,206   $  (3,703) $  (5,634) $   332,110  $   185,163
Net realized gains (losses).............         --           --      34,484     67,834           --           --
Change in unrealized gains (losses).....         --           --        (797)   (25,621)          --           --
                                         ----------   ----------   ---------  ---------  -----------  -----------
Increase (decrease) in net assets from
 operations.............................     43,445        5,206      29,984     36,579      332,110      185,163
                                         ----------   ----------   ---------  ---------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits................................      1,230           40       2,044     21,626        5,388        2,303
Benefit payments........................    (20,302)          --     (14,268)   (40,341)    (474,415)    (197,561)
Payments on termination.................    (85,010)    (285,798)    (27,692)  (174,882)  (6,434,463)  (3,291,075)
Contract maintenance charge.............         --           --          --         --       (2,884)      (1,818)
Transfers among the sub-accounts and
 with the Fixed Account--net............     80,636    1,293,451    (101,293)   (27,442)  11,238,467    2,964,754
Adjustment to net assets allocated to
 contract in payout period..............         --           --          --         --           --           --
                                         ----------   ----------   ---------  ---------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions..................    (23,446)   1,007,693    (141,209)  (221,039)   4,332,093     (523,397)
                                         ----------   ----------   ---------  ---------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS.................................     19,999    1,012,899    (111,225)  (184,460)   4,664,203     (338,234)
NET ASSETS AT BEGINNING OF
 PERIOD.................................  1,012,899           --     575,753    760,213    5,996,451    6,334,685
                                         ----------   ----------   ---------  ---------  -----------  -----------
NET ASSETS AT END OF
 PERIOD................................. $1,032,898   $1,012,899   $ 464,528  $ 575,753  $10,660,654  $ 5,996,451
                                         ==========   ==========   =========  =========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.............................    100,633           --      47,472     65,518      528,214      572,577
       Units issued.....................     22,785      216,904       4,021     18,506    1,450,817      648,996
       Units redeemed...................    (24,989)    (116,271)    (15,158)   (36,552)  (1,085,458)    (693,359)
                                         ----------   ----------   ---------  ---------  -----------  -----------
    Units outstanding at end of
     period.............................     98,429      100,633      36,335     47,472      893,573      528,214
                                         ==========   ==========   =========  =========  ===========  ===========

--------
(j)On April 27, 2007 STI International Equity merged into Federated Prime Money Fund II
(ad)On November 3, 2006, DWS VIP Money Market A merged into DWS VIP Money Market A II
(ae)For the period beginning November 3, 2006, and ending December 31, 2006

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                          Fidelity Variable         Fidelity Variable         Fidelity Variable
                                       Insurance Products Fund   Insurance Products Fund   Insurance Products Fund
                                             Sub-Account               Sub-Account               Sub-Account
                                      ------------------------  ------------------------  ------------------------
                                           VIP Contrafund           VIP Equity-Income            VIP Growth
                                      ------------------------  ------------------------  ------------------------
                                          2007         2006         2007         2006         2007         2006
                                      -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)......... $   (70,575) $   (11,114) $     5,778  $    92,994  $   (36,105) $   (77,616)
Net realized gains (losses)..........   4,562,506    2,265,384      479,378      801,531      (61,821)    (410,483)
Change in unrealized gains
 (losses)............................  (2,303,507)    (714,412)    (425,620)    (100,420)   1,767,373      918,519
                                      -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
 from operations.....................   2,188,424    1,539,858       59,536      794,105    1,669,447      430,420
                                      -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits.............................     158,080      189,244        4,451        6,218       72,031       58,205
Benefit payments.....................    (251,079)    (198,274)     (56,105)     (24,261)    (119,968)     (52,764)
Payments on termination..............  (2,939,181)  (2,757,940)  (1,545,167)  (2,122,633)  (1,662,525)  (1,841,785)
Contract maintenance charge..........      (8,196)      (9,178)      (1,406)      (1,858)      (6,592)      (7,434)
Transfers among the sub-accounts
 and with the Fixed
 Account--net........................    (369,366)     227,260      161,994      109,854     (156,534)    (367,491)
Adjustment to net assets allocated to
 contract in payout period...........          --           --           --           --           --           --
                                      -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
 from contract transactions..........  (3,409,742)  (2,548,888)  (1,436,233)  (2,032,680)  (1,873,588)  (2,211,269)
                                      -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS..........................  (1,221,318)  (1,009,030)  (1,376,697)  (1,238,575)    (204,141)  (1,780,849)
NET ASSETS AT BEGINNING
 OF PERIOD...........................  15,496,580   16,505,610    4,158,586    5,397,161    7,661,815    9,442,664
                                      -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.............................. $14,275,262  $15,496,580  $ 2,781,889  $ 4,158,586  $ 7,457,674  $ 7,661,815
                                      ===========  ===========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning
     of period.......................     987,680    1,151,719      267,003      413,055      827,254    1,080,103
       Units issued..................      85,208      132,195       23,114       30,150       49,449       55,190
       Units redeemed................    (279,757)    (296,234)    (111,406)    (176,202)    (234,028)    (308,039)
                                      -----------  -----------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period..........................     793,131      987,680      178,711      267,003      642,675      827,254
                                      ===========  ===========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                            Fidelity Variable        Fidelity Variable        Fidelity Variable
                                         Insurance Products Fund  Insurance Products Fund  Insurance Products Fund
                                               Sub-Account              Sub-Account              Sub-Account
                                         ----------------------  ------------------------  ------------------------
                                             VIP High Income           VIP Index 500       VIP investment Grade Bond
                                         ----------------------  ------------------------  ------------------------
                                            2007        2006         2007         2006        2007         2006
                                         ----------  ----------  -----------  -----------  ----------   ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............ $  179,475  $  198,846  $   245,100  $    63,989  $  119,509   $  133,774
Net realized gains (losses).............    (47,534)    (57,022)     525,323      273,649     (18,905)     (29,229)
Change in unrealized gains (losses).....    (90,520)    174,422     (313,777)   1,250,684       8,349       16,618
                                         ----------  ----------  -----------  -----------  ----------   ----------
Increase (decrease) in net assets from
 operations.............................     41,421     316,246      456,646    1,588,322     108,953      121,163
                                         ----------  ----------  -----------  -----------  ----------   ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits................................      7,855       6,238       80,723      148,157      24,572       33,395
Benefit payments........................    (38,332)    (51,360)     (91,105)     (27,780)   (102,230)     (17,292)
Payments on termination.................   (696,235)   (747,559)  (2,036,450)  (2,451,633)   (662,173)    (858,941)
Contract maintenance charge.............     (1,188)     (1,441)      (6,607)      (7,341)     (1,877)      (2,111)
Transfers among the sub-accounts and
 with the Fixed Account--net............      4,393     (39,582)    (234,419)    (586,917)     (4,164)     (80,381)
Adjustment to net assets allocated to
 contract in payout period..............         --          --           --           --          --           --
                                         ----------  ----------  -----------  -----------  ----------   ----------
Increase (decrease) in net assets from
 contract transactions..................   (723,507)   (833,704)  (2,287,858)  (2,925,514)   (745,872)    (925,330)
                                         ----------  ----------  -----------  -----------  ----------   ----------
INCREASE (DECREASE) IN NET
 ASSETS.................................   (682,086)   (517,458)  (1,831,212)  (1,337,192)   (636,919)    (804,167)
NET ASSETS AT BEGINNING OF
 PERIOD.................................  3,248,862   3,766,320   11,743,206   13,080,398   4,096,439    4,900,606
                                         ----------  ----------  -----------  -----------  ----------   ----------
NET ASSETS AT END OF
 PERIOD................................. $2,566,776  $3,248,862  $ 9,911,994  $11,743,206  $3,459,520   $4,096,439
                                         ==========  ==========  ===========  ===========  ==========   ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.............................    298,090     378,683    1,119,875    1,434,881     285,654      352,049
       Units issued.....................     47,265      21,249       56,388       55,327      18,159       18,391
       Units redeemed...................   (111,906)   (101,842)    (272,613)    (370,333)    (69,564)     (84,786)
                                         ----------  ----------  -----------  -----------  ----------   ----------
    Units outstanding at end of
     period.............................    233,449     298,090      903,650    1,119,875     234,249      285,654
                                         ==========  ==========  ===========  ===========  ==========   ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                                  Fidelity                             Fidelity
                                         Fidelity Variable    Variable Insurance                  Variable Insurance
                                      Insurance Products Fund Products Fund (Service Class 2) Products Fund (Service Class 2)
                                            Sub-Account          Sub-Account                         Sub-Account
                                      ----------------------  ------------------------------  ------------------------------
                                                              VIP Asset Manager                     VIP Contrafund
                                           VIP Overseas       Growth (Service Class 2)            (Service Class 2)
                                      ----------------------  ------------------------------  ------------------------------
                                         2007        2006       2007            2006              2007             2006
                                      ----------  ----------     -------         -------       ------------     -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)......... $   72,590  $  (16,888) $ 1,487         $   160         $   (775,793)    $  (244,934)
Net realized gains (losses)..........    535,679     218,122    1,323             397           27,448,484       6,128,924
Change in unrealized gains
 (losses)............................    (50,207)    351,930    7,341           2,163          (13,302,237)       (820,978)
                                      ----------  ----------     -------         -------       ------------     -----------
Increase (decrease) in net assets
 from operations.....................    558,062     553,164   10,151           2,720           13,370,454       5,063,012
                                      ----------  ----------     -------         -------       ------------     -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits.............................     53,454      80,626       --          20,000           10,846,481      29,348,339
Benefit payments.....................    (59,607)    (29,899)      --              --           (1,200,668)       (480,976)
Payments on termination..............   (815,936)   (425,601)  (3,704)           (925)          (4,999,544)     (2,475,485)
Contract maintenance charge..........     (2,196)     (2,105)      --             (12)            (320,736)       (121,368)
Transfers among the sub-accounts
 and with the Fixed
 Account--net........................    184,380      33,917   (3,349)         (7,496)          14,490,865      20,088,710
Adjustment to net assets allocated
 to contract in payout period........         --          --       --              --                   --              --
                                      ----------  ----------     -------         -------       ------------     -----------
Increase (decrease) in net assets
 from contract transactions..........   (639,905)   (343,062)  (7,053)         11,567           18,816,398      46,359,220
                                      ----------  ----------     -------         -------       ------------     -----------
INCREASE (DECREASE) IN
 NET ASSETS..........................    (81,843)    210,102    3,098          14,287           32,186,852      51,422,232
NET ASSETS AT BEGINNING
 OF PERIOD...........................  3,724,116   3,514,014   63,167          48,880           77,839,668      26,417,436
                                      ----------  ----------     -------         -------       ------------     -----------
NET ASSETS AT END OF
 PERIOD.............................. $3,642,273  $3,724,116  $66,265         $63,167         $110,026,520     $77,839,668
                                      ==========  ==========     =======         =======       ============     ===========
UNITS OUTSTANDING
    Units outstanding at beginning
     of period.......................    287,299     314,208    5,891           4,800            6,412,503       2,202,564
       Units issued..................     54,881      54,182      779           1,958            3,043,502       5,098,922
       Units redeemed................   (101,157)    (81,091)  (1,391)           (867)          (1,319,197)       (888,983)
                                      ----------  ----------     -------         -------       ------------     -----------
    Units outstanding at end of
     period..........................    241,023     287,299    5,279           5,891            8,136,808       6,412,503
                                      ==========  ==========     =======         =======       ============     ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                Fidelity                 Fidelity                Fidelity
                                           Variable Insurance       Variable Insurance      Variable Insurance
                                              Products Fund           Products Fund            Products Fund
                                            (Service Class 2)       (Service Class 2)        (Service Class 2)
                                               Sub-Account             Sub-Account              Sub-Account
                                         ----------------------  -----------------------  ----------------------
                                                   VIP                 VIP Freedom              VIP Freedom
                                              Equity-Income           2010 Portfolio          2020 Portfolio
                                            (Service Class 2)       (Service Class 2)        (Service Class 2)
                                         ----------------------  -----------------------  ----------------------
                                            2007        2006         2007      2006 (af)     2007      2006 (af)
                                         ----------  ----------  -----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............ $     (565) $   53,034  $    57,228  $   31,919  $   55,772  $   20,734
Net realized gains (losses).............    414,305     510,695      243,641      15,645     189,030      21,654
Change in unrealized gains (losses).....   (408,301)     61,427           82     102,755      23,400      31,894
                                         ----------  ----------  -----------  ----------  ----------  ----------
Increase (decrease) in net assets from
 operations.............................      5,439     625,156      300,951     150,319     268,202      74,282
                                         ----------  ----------  -----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits................................     14,100       6,031    1,767,931   1,090,056   2,441,311     881,427
Benefit payments........................    (19,027)         --   (1,230,901)         --          --     (27,266)
Payments on termination.................   (386,400)   (171,634)    (203,095)    (10,193)   (236,507)     (6,125)
Contract maintenance charge.............       (691)       (786)     (12,362)         --      (8,800)       (105)
Transfers among the sub-accounts and
 with the Fixed Account--net............    (17,362)    (13,037)   2,264,790   2,202,903   2,062,625   1,152,601
Adjustment to net assets allocated to
 contract in payout period..............         --          --           --          --          --          --
                                         ----------  ----------  -----------  ----------  ----------  ----------
Increase (decrease) in net assets from
 contract transactions..................   (409,380)   (179,426)   2,586,363   3,282,766   4,258,629   2,000,532
                                         ----------  ----------  -----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS.................................   (403,941)    445,730    2,887,314   3,433,085   4,526,831   2,074,814
NET ASSETS AT BEGINNING OF
 PERIOD.................................  3,979,026   3,533,296    3,433,085          --   2,074,814          --
                                         ----------  ----------  -----------  ----------  ----------  ----------
NET ASSETS AT END OF
 PERIOD................................. $3,575,085  $3,979,026  $ 6,320,399  $3,433,085  $6,601,645  $2,074,814
                                         ==========  ==========  ===========  ==========  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.............................    300,027     314,396      328,194          --     197,695          --
       Units issued.....................      8,543       7,975      509,639     336,099     416,520     207,441
       Units redeemed...................    (37,845)    (22,344)    (271,479)     (7,905)    (32,830)     (9,746)
                                         ----------  ----------  -----------  ----------  ----------  ----------
    Units outstanding at end of
     period.............................    270,725     300,027      566,354     328,194     581,385     197,695
                                         ==========  ==========  ===========  ==========  ==========  ==========

--------
(af)For the period beginning May 1, 2006 and ended December 31, 2006

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                             Fidelity               Fidelity                Fidelity
                                        Variable Insurance     Variable Insurance      Variable Insurance
                                           Products Fund          Products Fund           Products Fund
                                         (Service Class 2)      (Service Class 2)       (Service Class 2)
                                            Sub-Account            Sub-Account             Sub-Account
                                      ----------------------  --------------------  ------------------------
                                            VIP Freedom            VIP Freedom
                                          2030 Portfolio        Income Portfolio          VIP Growth &
                                         (Service Class 2)      (Service Class 2)   Income (Service Class 2)
                                      ----------------------  --------------------  ------------------------
                                         2007      2006 (af)     2007     2006 (af)     2007         2006
                                      ----------  ----------  ----------  --------- -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)......... $   16,588  $    9,808  $   50,434  $ 12,684  $   (45,282) $  (133,020)
Net realized gains (losses)..........     92,445       8,437      20,534     2,394      901,490      309,859
Change in unrealized gains
 (losses)............................      4,074      36,027     (21,590)   (6,307)     588,757    1,050,077
                                      ----------  ----------  ----------  --------  -----------  -----------
Increase (decrease) in net assets
 from operations.....................    113,107      54,272      49,378     8,771    1,444,965    1,226,916
                                      ----------  ----------  ----------  --------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits.............................    548,989     775,599     842,515   352,778      161,080    5,426,903
Benefit payments.....................         --          --          --        --     (178,993)    (148,366)
Payments on termination..............   (167,699)    (12,394)    (40,675)   (2,131)    (664,383)    (289,658)
Contract maintenance charge..........     (8,051)         --      (3,248)       --      (56,711)     (30,446)
Transfers among the sub-accounts
 and with the Fixed
 Account--net........................    593,417     328,992     526,571   201,910        7,478    1,450,868
Adjustment to net assets allocated
 to contract in payout period........         --          --          --        --           --           --
                                      ----------  ----------  ----------  --------  -----------  -----------
Increase (decrease) in net assets
 from contract transactions..........    966,656   1,092,197   1,325,163   552,557     (731,529)   6,409,301
                                      ----------  ----------  ----------  --------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS..........................  1,079,763   1,146,469   1,374,541   561,328      713,436    7,636,217
NET ASSETS AT BEGINNING
 OF PERIOD...........................  1,146,469          --     561,328        --   14,520,565    6,884,348
                                      ----------  ----------  ----------  --------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.............................. $2,226,232  $1,146,469  $1,935,869  $561,328  $15,234,001  $14,520,565
                                      ==========  ==========  ==========  ========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning
     of period.......................    109,200          --      54,190        --    1,180,371      621,047
       Units issued..................    110,344     135,208     160,994    69,165      180,930      779,010
       Units redeemed................    (25,713)    (26,008)    (35,884)  (14,975)    (235,239)    (219,686)
                                      ----------  ----------  ----------  --------  -----------  -----------
    Units outstanding at end of
     period..........................    193,831     109,200     179,300    54,190    1,126,062    1,180,371
                                      ==========  ==========  ==========  ========  ===========  ===========

--------
(af)For the period beginning May 1, 2006 and ended December 31, 2006

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                              Fidelity             Fidelity                Fidelity
                                         Variable Insurance   Variable Insurance      Variable Insurance
                                            Products Fund        Products Fund           Products Fund
                                          (Service Class 2)    (Service Class 2)       (Service Class 2)
                                             Sub-Account          Sub-Account             Sub-Account
                                         ------------------  --------------------  ------------------------
                                                               VIP Growth Stock
                                             VIP Growth            Portfolio               VIP High
                                          (Service Class 2)  (Service Class 2) (k) Income (Service Class 2)
                                         ------------------  --------------------  ------------------------
                                           2007      2006       2007     2006 (af)     2007         2006
                                         --------  --------  ----------  --------- -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............ $ (8,009) $ (9,050) $  (14,515) $ (2,495) $   748,093  $   663,149
Net realized gains (losses).............   30,887    18,711     107,748     1,537       11,140        6,059
Change in unrealized gains (losses).....  133,071    22,950      81,342    28,236     (669,266)     141,936
                                         --------  --------  ----------  --------  -----------  -----------
Increase (decrease) in net assets from
 operations.............................  155,949    32,611     174,575    27,278       89,967      811,144
                                         --------  --------  ----------  --------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits................................      180     4,030     407,578   263,470      152,363    2,934,368
Benefit payments........................       --    (8,579)         --   (27,097)    (265,711)     (72,077)
Payments on termination.................  (60,691)  (78,317)   (160,241)     (688)    (686,935)    (345,433)
Contract maintenance charge.............     (189)     (253)       (560)      (27)     (38,222)     (22,470)
Transfers among the sub-accounts and
 with the Fixed Account--net............  (27,636)  (12,357)    847,436   192,599    1,010,881    1,809,012
Adjustment to net assets allocated to
 contract in payout period..............       --        --          --        --           --           --
                                         --------  --------  ----------  --------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions..................  (88,336)  (95,476)  1,094,213   428,257      172,376    4,303,400
                                         --------  --------  ----------  --------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS.................................   67,613   (62,865)  1,268,788   455,535      262,343    5,114,544
NET ASSETS AT BEGINNING OF
 PERIOD.................................  654,428   717,293     455,535        --   11,001,229    5,886,685
                                         --------  --------  ----------  --------  -----------  -----------
NET ASSETS AT END OF
 PERIOD................................. $722,041  $654,428  $1,724,323  $455,535  $11,263,572  $11,001,229
                                         ========  ========  ==========  ========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.............................   74,947    86,438      46,722        --      949,547      548,512
       Units issued.....................      307     2,610     147,673    61,367      266,457      481,264
       Units redeemed...................   (8,960)  (14,101)    (47,540)  (14,645)    (252,363)     (80,229)
                                         --------  --------  ----------  --------  -----------  -----------
    Units outstanding at end of
     period.............................   66,294    74,947     146,855    46,722      963,641      949,547
                                         ========  ========  ==========  ========  ===========  ===========

--------
(k)Previously known as VIP Freedom Growth Stock Portfolio (Service Class 2)
(af)For the period beginning May 1, 2006 and ended December 31, 2006

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                          Fidelity                     Fidelity                            Fidelity
                                     Variable Insurance            Variable Insurance                 Variable Insurance
                                   Products Fund (Service Class 2) Products Fund (Service Class 2) Products Fund (Service Class 2)
                                         Sub-Account                  Sub-Account                         Sub-Account
                                   ------------------------------  ------------------------------  ------------------------------
                                                                    VIP Investment
                                   VIP Index 500 (Service Class 2) Grade Bond (Service Class 2)    VIP Mid Cap (Service Class 2)
                                   ------------------------------  ------------------------------  ------------------------------
                                      2007            2006           2007            2006              2007            2006
                                     ----------      ----------       -------         -------       -----------     -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)...... $  120,003      $   (9,144)     $   542         $   465         $  (317,919)    $  (234,799)
Net realized gains (losses).......    113,292          33,473         (178)           (109)          2,439,488       1,206,767
Change in unrealized gains
 (losses).........................   (148,329)        336,878          166             177           1,163,968         432,593
                                     ----------      ----------       -------         -------       -----------     -----------
Increase (decrease) in net assets
 from operations..................     84,966         361,207          530             533           3,285,537       1,404,561
                                     ----------      ----------       -------         -------       -----------     -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits..........................  2,892,596         987,839          264              72           3,154,921       7,673,697
Benefit payments..................   (113,879)        (45,262)          --              --            (201,929)       (184,076)
Payments on termination...........   (338,317)        (75,273)      (4,288)         (3,624)         (1,136,781)       (718,397)
Contract maintenance charge.......     (8,110)         (1,201)         (34)            (35)            (87,511)        (34,881)
Transfers among the sub-accounts
 and with the Fixed
 Account--net.....................  2,621,682         902,044          163              69           4,292,451       6,166,012
Adjustment to net assets allocated
 to contract in payout period.....         --              --           --              --                  --              --
                                     ----------      ----------       -------         -------       -----------     -----------
Increase (decrease) in net assets
 from contract transactions.......  5,053,972       1,768,147       (3,895)         (3,518)          6,021,151      12,902,355
                                     ----------      ----------       -------         -------       -----------     -----------
INCREASE (DECREASE) IN
 NET ASSETS.......................  5,138,938       2,129,354       (3,365)         (2,985)          9,306,688      14,306,916
NET ASSETS AT BEGINNING
 OF PERIOD........................  3,926,697       1,797,343       21,227          24,212          22,815,398       8,508,482
                                     ----------      ----------       -------         -------       -----------     -----------
NET ASSETS AT END OF
 PERIOD........................... $9,065,635      $3,926,697      $17,862         $21,227         $32,122,086     $22,815,398
                                     ==========      ==========       =======         =======       ===========     ===========
UNITS OUTSTANDING
    Units outstanding at
     beginning of period..........    358,116         183,575        1,802           2,108           1,846,410         702,802
       Units issued...............    761,959         222,446           36              12             988,363       1,404,580
       Units redeemed.............   (315,481)        (47,905)        (359)           (318)           (419,414)       (260,972)
                                     ----------      ----------       -------         -------       -----------     -----------
    Units outstanding at end of
     period.......................    804,594         358,116        1,479           1,802           2,415,359       1,846,410
                                     ==========      ==========       =======         =======       ===========     ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                              Fidelity                     Fidelity                          Franklin
                                         Variable Insurance           Variable Insurance                Templeton Variable
                                      Products Fund (Service Class 2) Products Fund (Service Class 2) Insurance Products Trust
                                             Sub-Account                  Sub-Account                       Sub-Account
                                      ------------------------------  ------------------------------  ----------------------
                                              VIP Money
                                               Market                                                    Franklin Flex Cap
                                          (Service Class 2)           VIP Overseas (Service Class 2)     Growth Securities
                                      ------------------------------  ------------------------------  ----------------------
                                          2007         2006 (af)        2007            2006             2007         2006
                                       -----------     -----------       --------        --------     ----------   ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)......... $   270,964     $    93,152     $  2,414        $   (860)       $  (85,225)  $  (46,176)
Net realized gains (losses)..........          --              --       25,569           2,829           124,307       10,422
Change in unrealized gains
 (losses)............................          --              --       (7,119)         14,239           598,529      169,628
                                       -----------     -----------       --------        --------     ----------   ----------
Increase (decrease) in net assets
 from operations.....................     270,964          93,152       20,864          16,208           637,611      133,874
                                       -----------     -----------       --------        --------     ----------   ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits.............................     175,890       2,044,347          176              48           137,297    2,375,868
Benefit payments.....................     (56,005)        (28,647)      (4,069)             --           (41,812)     (89,850)
Payments on termination..............  (1,399,011)       (730,638)     (41,809)         (6,998)         (247,469)     (99,431)
Contract maintenance charge..........     (26,577)         (9,949)         (36)            (39)          (22,133)      (5,943)
Transfers among the sub-accounts
 and with the Fixed
 Account--net........................    (424,864)      9,738,934       71,358          51,362           357,722      953,306
Adjustment to net assets allocated
 to contract in payout period........          --              --           --              --                --           --
                                       -----------     -----------       --------        --------     ----------   ----------
Increase (decrease) in net assets
 from contract transactions..........  (1,730,567)     11,014,047       25,620          44,373           183,605    3,133,950
                                       -----------     -----------       --------        --------     ----------   ----------
INCREASE (DECREASE) IN
 NET ASSETS..........................  (1,459,603)     11,107,199       46,484          60,581           821,216    3,267,824
NET ASSETS AT BEGINNING
 OF PERIOD...........................  11,107,199              --      135,042          74,461         4,724,713    1,456,889
                                       -----------     -----------       --------        --------     ----------   ----------
NET ASSETS AT END OF
 PERIOD.............................. $ 9,647,596     $11,107,199     $181,526        $135,042        $5,545,929   $4,724,713
                                       ===========     ===========       ========        ========     ==========   ==========
UNITS OUTSTANDING
    Units outstanding at beginning
     of period.......................   1,088,024              --        9,286           5,639           409,576      130,633
       Units issued..................     758,285       1,770,444        6,135           5,228           120,247      329,438
       Units redeemed................    (931,392)       (682,420)      (3,950)         (1,581)         (102,039)     (50,495)
                                       -----------     -----------       --------        --------     ----------   ----------
    Units outstanding at end of
     period..........................     914,917       1,088,024       11,471           9,286           427,784      409,576
                                       ===========     ===========       ========        ========     ==========   ==========

--------
(af)For the period beginning May 1, 2006 and ended December 31, 2006

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                  Franklin                  Franklin                    Franklin
                                             Templeton Variable        Templeton Variable          Templeton Variable
                                          Insurance Products Trust  Insurance Products Trust    Insurance Products Trust
                                                Sub-Account                Sub-Account                 Sub-Account
                                         -------------------------  ------------------------   --------------------------
                                            Franklin Growth and                                         Franklin
                                             Income Securities      Franklin High Income Sec 2      Income Securities
                                         -------------------------  ------------------------   --------------------------
                                             2007          2006         2007          2006         2007          2006
                                         ------------  -----------  -----------   -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............ $    576,245  $   733,342  $   589,936   $   622,515  $  5,456,161  $  3,561,123
Net realized gains (losses).............    7,409,329    6,014,240       81,877        27,075     6,079,551     1,932,223
Change in unrealized gains (losses).....  (12,042,907)   5,652,391     (525,627)      305,653    (6,238,385)   25,319,370
                                         ------------  -----------  -----------   -----------  ------------  ------------
Increase (decrease) in net assets from
 operations.............................   (4,057,333)  12,399,973      146,186       955,243     5,297,327    30,812,716
                                         ------------  -----------  -----------   -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits................................    3,440,216    5,171,646       45,201        35,426    36,764,101    58,120,009
Benefit payments........................   (1,577,220)  (1,903,375)    (264,871)     (207,176)   (5,261,921)   (3,280,058)
Payments on termination.................   (9,173,264)  (5,604,981)  (1,803,815)   (1,143,025)  (25,717,322)  (14,008,486)
Contract maintenance charge.............     (296,766)    (302,736)     (35,815)      (40,513)     (723,469)     (410,528)
Transfers among the sub-accounts and
 with the Fixed Account--net............   (1,637,736)  (1,866,199)     109,447     1,642,087    32,518,546    60,457,687
Adjustment to net assets allocated to
 contract in payout period..............           --           --           --            --            --            --
                                         ------------  -----------  -----------   -----------  ------------  ------------
Increase (decrease) in net assets from
 contract transactions..................   (9,244,770)  (4,505,645)  (1,949,853)      286,799    37,579,935   100,878,624
                                         ------------  -----------  -----------   -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS.................................  (13,302,103)   7,894,328   (1,803,667)    1,242,042    42,877,262   131,691,340
NET ASSETS AT BEGINNING OF
 PERIOD.................................   93,369,310   85,474,982   13,689,318    12,447,276   272,191,116   140,499,776
                                         ------------  -----------  -----------   -----------  ------------  ------------
NET ASSETS AT END OF
 PERIOD................................. $ 80,067,207  $93,369,310  $11,885,651   $13,689,318  $315,068,378  $272,191,116
                                         ============  ===========  ===========   ===========  ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.............................    5,458,044    5,741,050    1,171,742     1,146,124    20,822,219    12,500,880
       Units issued.....................      777,566      975,926      145,190       269,301     7,663,319    12,707,289
       Units redeemed...................   (1,297,920)  (1,258,932)    (310,463)     (243,683)   (4,878,759)   (4,385,950)
                                         ------------  -----------  -----------   -----------  ------------  ------------
    Units outstanding at end of
     period.............................    4,937,690    5,458,044    1,006,469     1,171,742    23,606,779    20,822,219
                                         ============  ===========  ===========   ===========  ============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                              Franklin                   Franklin                 Franklin
                                         Templeton Variable         Templeton Variable       Templeton Variable
                                      Insurance Products Trust   Insurance Products Trust  Insurance Products Trust
                                             Sub-Account               Sub-Account               Sub-Account
                                      ------------------------  -------------------------  ----------------------
                                         Franklin Large Cap         Franklin Small Cap     Franklin Small Mid-Cap
                                          Growth Securities          Value Securities         Growth Securities
                                      ------------------------  -------------------------  ----------------------
                                          2007         2006         2007          2006        2007         2006
                                      -----------  -----------  ------------  -----------  ----------   ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)......... $  (633,704) $  (392,521) $   (734,812) $  (690,790) $  (60,702)  $  (61,568)
Net realized gains (losses)..........   1,777,993      179,233     8,389,622    5,116,697     549,000      188,214
Change in unrealized gains
 (losses)............................   1,903,405    5,099,396   (10,022,446)   5,217,462    (134,975)     128,883
                                      -----------  -----------  ------------  -----------  ----------   ----------
Increase (decrease) in net assets
 from operations.....................   3,047,694    4,886,108    (2,367,636)   9,643,369     353,323      255,529
                                      -----------  -----------  ------------  -----------  ----------   ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits.............................  11,796,249   23,568,970     3,352,586    9,447,493      11,972       14,443
Benefit payments.....................  (1,123,215)    (870,966)   (1,145,383)  (1,219,111)    (69,452)     (19,345)
Payments on termination..............  (4,718,055)  (2,356,985)   (8,332,534)  (5,161,069)   (489,573)    (330,855)
Contract maintenance charge..........    (230,791)    (117,290)     (216,051)    (203,215)    (10,765)     (11,685)
Transfers among the sub-accounts
 and with the Fixed
 Account--net........................   6,084,976    9,321,854    (3,722,013)   6,455,030    (104,715)      55,296
Adjustment to net assets allocated to
 contract in payout period...........          --           --            --           --          --           --
                                      -----------  -----------  ------------  -----------  ----------   ----------
Increase (decrease) in net assets
 from contract transactions..........  11,809,164   29,545,583   (10,063,395)   9,319,128    (662,533)    (292,146)
                                      -----------  -----------  ------------  -----------  ----------   ----------
INCREASE (DECREASE) IN
 NET ASSETS..........................  14,856,858   34,431,691   (12,431,031)  18,962,497    (309,210)     (36,617)
NET ASSETS AT BEGINNING
 OF PERIOD...........................  64,820,282   30,388,591    78,437,143   59,474,646   3,789,342    3,825,959
                                      -----------  -----------  ------------  -----------  ----------   ----------
NET ASSETS AT END OF
 PERIOD.............................. $79,677,140  $64,820,282  $ 66,006,112  $78,437,143  $3,480,132   $3,789,342
                                      ===========  ===========  ============  ===========  ==========   ==========
UNITS OUTSTANDING
    Units outstanding at beginning
     of period.......................   5,670,480    2,902,651     3,842,070    3,216,822     214,884      231,013
       Units issued..................   2,272,093    4,172,037       571,479    1,689,904      11,936       34,860
       Units redeemed................  (1,278,305)  (1,404,208)   (1,111,943)  (1,064,656)    (44,287)     (50,989)
                                      -----------  -----------  ------------  -----------  ----------   ----------
    Units outstanding at end of
     period..........................   6,664,268    5,670,480     3,301,606    3,842,070     182,533      214,884
                                      ===========  ===========  ============  ===========  ==========   ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                           Franklin                  Franklin                   Franklin
                                      Templeton Variable        Templeton Variable         Templeton Variable
                                   Insurance Products Trust  Insurance Products Trust   Insurance Products Trust
                                          Sub-Account               Sub-Account                Sub-Account
                                   ------------------------  ------------------------  --------------------------
                                           Franklin
                                        U.S. Government          Mutual Discovery       Mutual Shares Securities
                                   ------------------------  ------------------------  --------------------------
                                       2007         2006         2007         2006         2007          2006
                                   -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)...... $   695,186  $   485,428  $   (57,757) $   (70,421) $   (428,065) $   (596,421)
Net realized gains (losses).......     (65,391)     (58,383)     807,810      343,571    14,794,309     9,310,106
Change in unrealized gains
 (losses).........................     479,939       29,071    1,448,544    1,613,654   (10,363,947)   19,740,964
                                   -----------  -----------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets
 from operations..................   1,109,734      456,116    2,198,597    1,886,804     4,002,297    28,454,649
                                   -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits..........................   1,984,016    3,339,996    6,495,058    7,462,018    14,623,337    32,471,263
Benefit payments..................    (330,481)    (171,574)    (120,175)    (177,670)   (3,040,098)   (3,290,161)
Payments on termination...........  (2,017,711)    (898,719)  (1,527,083)    (632,655)  (21,818,339)  (12,119,477)
Contract maintenance charge.......     (65,636)     (51,444)     (79,144)     (16,653)     (608,651)     (461,237)
Transfers among the
 sub-accounts and with the
 Fixed Account--net...............   3,813,260    2,514,717    7,551,818    6,898,213    10,735,319    27,055,299
Adjustment to net assets
 allocated to contract in
 payout period....................          --           --           --           --            --            --
                                   -----------  -----------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets
 from contract transactions.......   3,383,448    4,732,976   12,320,474   13,533,253      (108,432)   43,655,687
                                   -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS.......................   4,493,182    5,189,092   14,519,071   15,420,057     3,893,865    72,110,336
NET ASSETS AT
 BEGINNING OF
 PERIOD...........................  20,542,016   15,352,924   18,246,492    2,826,435   219,783,945   147,673,609
                                   -----------  -----------  -----------  -----------  ------------  ------------
NET ASSETS AT END OF
 PERIOD........................... $25,035,198  $20,542,016  $32,765,563  $18,246,492  $223,677,810  $219,783,945
                                   ===========  ===========  ===========  ===========  ============  ============
UNITS OUTSTANDING
    Units outstanding at
     beginning of period..........   1,941,233    1,485,387    1,514,918      248,397    13,385,986    10,392,014
       Units issued...............     930,061      854,783    1,578,479    1,527,131     3,142,806     6,458,698
       Units redeemed.............    (616,177)    (398,937)    (545,389)    (260,610)   (3,221,569)   (3,464,726)
                                   -----------  -----------  -----------  -----------  ------------  ------------
    Units outstanding at end of
     period.......................   2,255,117    1,941,233    2,548,008    1,514,918    13,307,223    13,385,986
                                   ===========  ===========  ===========  ===========  ============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------


                                           Franklin                   Franklin                  Franklin
                                      Templeton Variable         Templeton Variable        Templeton Variable
                                   Insurance Products Trust   Insurance Products Trust   Insurance Products Trust
                                          Sub-Account                Sub-Account               Sub-Account
                                   ------------------------  --------------------------  ----------------------
                                     Templeton Developing             Templeton                 Templeton
                                      Markets Securities         Foreign Securities      Global Income Securities
                                   ------------------------  --------------------------  ----------------------
                                       2007         2006         2007          2006         2007         2006
                                   -----------  -----------  ------------  ------------  ----------   ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)...... $   297,883  $  (195,407) $    786,800  $   (635,176) $   47,816   $   60,505
Net realized gains (losses).......   6,586,677    2,296,772    17,958,580     3,429,229      95,809      103,929
Change in unrealized gains
 (losses).........................   3,407,689    5,850,490    10,316,664    27,431,164     183,680      238,558
                                   -----------  -----------  ------------  ------------  ----------   ----------
Increase (decrease) in net assets
 from operations..................  10,292,249    7,951,855    29,062,044    30,225,217     327,305      402,992
                                   -----------  -----------  ------------  ------------  ----------   ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits..........................   3,593,280    6,442,389    21,377,720    43,975,718      20,755        2,741
Benefit payments..................    (422,241)    (247,573)   (3,025,981)   (2,546,417)    (90,727)     (57,044)
Payments on termination...........  (3,157,218)  (2,044,411)  (19,934,693)  (10,778,126)   (530,639)    (876,042)
Contract maintenance charge.......    (138,253)    (102,363)     (605,770)     (388,724)     (7,733)      (8,253)
Transfers among the sub-accounts
 and with the Fixed Account--
 net..............................     772,740   (1,820,352)    6,173,189    21,258,084     267,988       34,196
Adjustment to net assets allocated
 to contract in payout period.....          --           --            --            --          --           --
                                   -----------  -----------  ------------  ------------  ----------   ----------
Increase (decrease) in net assets
 from contract transactions.......     648,308    2,227,690     3,984,465    51,520,535    (340,356)    (904,402)
                                   -----------  -----------  ------------  ------------  ----------   ----------
INCREASE (DECREASE) IN
 NET ASSETS.......................  10,940,557   10,179,545    33,046,509    81,745,752     (13,051)    (501,410)
NET ASSETS AT BEGINNING
 OF PERIOD........................  39,373,827   29,194,282   206,971,216   125,225,464   3,600,016    4,101,426
                                   -----------  -----------  ------------  ------------  ----------   ----------
NET ASSETS AT END OF
 PERIOD........................... $50,314,384  $39,373,827  $240,017,725  $206,971,216  $3,586,965   $3,600,016
                                   ===========  ===========  ============  ============  ==========   ==========
UNITS OUTSTANDING
    Units outstanding at
     beginning of period..........   1,202,117    1,123,311    11,792,955     8,678,760     219,247      271,671
       Units issued...............     327,671      502,396     2,720,556     5,628,615      32,410       26,357
       Units redeemed.............    (317,102)    (423,590)   (2,689,699)   (2,514,420)    (52,725)     (78,781)
                                   -----------  -----------  ------------  ------------  ----------   ----------
    Units outstanding at end of
     period.......................   1,212,686    1,202,117    11,823,812    11,792,955     198,932      219,247
                                   ===========  ===========  ============  ============  ==========   ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                  Franklin
                                             Templeton Variable     Goldman Sachs Variable  Goldman Sachs Variable
                                          Insurance Products Trust    Insurance Trust          Insurance Trust
                                                 Sub-Account            Sub-Account              Sub-Account
                                          ------------------------  ---------------------  -----------------------
                                                  Templeton
                                              Growth Securities     VIT Capital Growth      VIT Growth and Income
                                          ------------------------  ---------------------  -----------------------
                                              2007         2006       2007        2006         2007        2006
                                          -----------  -----------   --------   --------   -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $    (3,142) $    (7,929) $   (675)   $ (1,031)  $    13,083  $   21,743
Net realized gains (losses)..............     752,047      518,263     1,001        (396)    1,085,500     434,310
Change in unrealized gains (losses)......    (675,336)     495,721     3,973       5,774    (1,153,033)    860,685
                                          -----------  -----------   --------   --------   -----------  ----------
Increase (decrease) in net assets from
 operations..............................      73,569    1,006,055     4,299       4,347       (54,450)  1,316,738
                                          -----------  -----------   --------   --------   -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      33,915       23,619        --          --       111,920   2,690,504
Benefit payments.........................     (52,734)     (63,140)       --          --      (117,767)    (77,562)
Payments on termination..................  (1,421,818)  (1,523,433)  (29,179)    (14,833)     (463,070)   (270,431)
Contract maintenance charge..............      (1,114)      (1,355)      (35)        (49)      (35,687)    (22,036)
Transfers among the sub-accounts and with
 the Fixed Account--net..................    (295,024)     (34,940)    2,833      (1,458)    1,264,312     882,111
Adjustment to net assets allocated to
 contract in payout period...............          --           --        --          --            --          --
                                          -----------  -----------   --------   --------   -----------  ----------
Increase (decrease) in net assets from
 contract transactions...................  (1,736,775)  (1,599,249)  (26,381)    (16,340)      759,708   3,202,586
                                          -----------  -----------   --------   --------   -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (1,663,206)    (593,194)  (22,082)    (11,993)      705,258   4,519,324
NET ASSETS AT BEGINNING OF
 PERIOD..................................   5,394,661    5,987,855    61,702      73,695     9,037,250   4,517,926
                                          -----------  -----------   --------   --------   -----------  ----------
NET ASSETS AT END OF PERIOD.............. $ 3,731,455  $ 5,394,661  $ 39,620    $ 61,702   $ 9,742,508  $9,037,250
                                          ===========  ===========   ========   ========   ===========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................     287,744      375,369     6,677       8,672       712,484     429,459
       Units issued......................      29,360       28,544       232          --       200,565     407,922
       Units redeemed....................    (126,671)    (116,169)   (2,816)     (1,995)     (133,769)   (124,897)
                                          -----------  -----------   --------   --------   -----------  ----------
    Units outstanding at end of period...     190,433      287,744     4,093       6,677       779,280     712,484
                                          ===========  ===========   ========   ========   ===========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                          Goldman Sachs Variable   Goldman Sachs Variable    Goldman Sachs Variable
                                              Insurance Trust       Insurance Trust              Insurance Trust
                                                Sub-Account           Sub-Account                  Sub-Account
                                         ------------------------  ---------------------    ------------------------
                                                                     VIT Strategic               VIT Structured
                                             VIT Mid Cap Value     International Equity (l)   Small Cap Equity Fund
                                         ------------------------  ---------------------    ------------------------
                                             2007         2006       2007         2006          2007         2006
                                         -----------  -----------   -------      --------   -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............ $   (94,609) $   (67,561) $    26      $    (87)   $  (284,774) $  (179,774)
Net realized gains (losses).............   1,420,051    1,053,688    1,160        (1,651)     1,973,793    1,703,617
Change in unrealized gains (losses).....  (1,125,498)     262,155     (720)        3,984     (5,844,495)     227,018
                                         -----------  -----------   -------      --------   -----------  -----------
Increase (decrease) in net assets from
 operations.............................     199,944    1,248,282      466         2,246     (4,155,476)   1,750,861
                                         -----------  -----------   -------      --------   -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits................................      10,170    2,120,322       --            --        141,049    6,260,883
Benefit payments........................    (234,265)     (54,636)      --            --       (314,978)    (216,889)
Payments on termination.................    (683,690)    (422,901)  (1,395)      (27,384)    (1,038,386)    (623,213)
Contract maintenance charge.............     (35,403)     (31,846)      --            --        (74,545)     (54,509)
Transfers among the sub-accounts and
 with the Fixed Account--net............    (517,242)    (201,274)       1            24      1,189,685    2,551,099
Adjustment to net assets allocated to
 contract in payout period..............          --           --       --            --             --           --
                                         -----------  -----------   -------      --------   -----------  -----------
Increase (decrease) in net assets from
 contract transactions..................  (1,460,430)   1,409,665   (1,394)      (27,360)       (97,175)   7,917,371
                                         -----------  -----------   -------      --------   -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS.................................  (1,260,486)   2,657,947     (928)      (25,114)    (4,252,651)   9,668,232
NET ASSETS AT BEGINNING OF
 PERIOD.................................  10,255,117    7,597,170    7,414        32,528     23,571,650   13,903,418
                                         -----------  -----------   -------      --------   -----------  -----------
NET ASSETS AT END OF
 PERIOD................................. $ 8,994,631  $10,255,117  $ 6,486      $  7,414    $19,318,999  $23,571,650
                                         ===========  ===========   =======      ========   ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.............................     788,522      667,470      479         2,596      1,871,412    1,213,576
       Units issued.....................      27,651      271,295       --            --        205,211      942,432
       Units redeemed...................    (131,322)    (150,243)     (82)       (2,117)      (199,905)    (284,596)
                                         -----------  -----------   -------      --------   -----------  -----------
    Units outstanding at end of
     period.............................     684,851      788,522      397           479      1,876,718    1,871,412
                                         ===========  ===========   =======      ========   ===========  ===========

--------
(l)Previously known as VIT International Equity

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                   Goldman Sachs Variable                      Janus Aspen Series
                                                       Insurance Trust      Janus Aspen Series (Service Shares)
                                                         Sub-Account           Sub-Account        Sub-Account
                                                  ------------------------  ----------------   ----------------
                                                       VIT Structured                            Foreign Stock
                                                      U.S. Equity Fund       Forty Portfolio   (Service Shares)
                                                  ------------------------  ----------------   ----------------
                                                      2007         2006       2007      2006     2007      2006
                                                  -----------  -----------  -------   -------  -------   -------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)..................... $   (87,660) $   (47,159) $  (296)  $  (238) $   (60)  $    44
Net realized gains (losses)......................   1,243,676      159,856    3,517        78    1,459     1,449
Change in unrealized gains (losses)..............  (1,608,240)   1,086,499    4,599     1,758    6,282     5,042
                                                  -----------  -----------  -------   -------  -------   -------
Increase (decrease) in net assets from operations    (452,224)   1,199,196    7,820     1,598    7,681     6,535
                                                  -----------  -----------  -------   -------  -------   -------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits.........................................     159,398    4,983,934      176        48       --        --
Benefit payments.................................    (196,566)    (164,245)      --        --       --        --
Payments on termination..........................    (655,138)    (381,320)  (6,662)       --       --        --
Contract maintenance charge......................     (50,974)     (30,001)     (36)      (36)      --       (35)
Transfers among the sub-accounts and with the
 Fixed Account--net..............................   1,415,408      837,107     (434)       30       (1)       (1)
Adjustment to net assets allocated to contract in
 payout period...................................          --           --       --        --       --        --
                                                  -----------  -----------  -------   -------  -------   -------
Increase (decrease) in net assets from contract
 transactions....................................     672,128    5,245,475   (6,956)       42       (1)      (36)
                                                  -----------  -----------  -------   -------  -------   -------
INCREASE (DECREASE) IN NET ASSETS................     219,904    6,444,671      864     1,640    7,680     6,499
NET ASSETS AT BEGINNING OF PERIOD................  13,961,733    7,517,062   22,303    20,663   46,624    40,125
                                                  -----------  -----------  -------   -------  -------   -------
NET ASSETS AT END OF PERIOD...................... $14,181,637  $13,961,733  $23,167   $22,303  $54,304   $46,624
                                                  ===========  ===========  =======   =======  =======   =======
UNITS OUTSTANDING
    Units outstanding at beginning of period.....   1,117,308      668,460    1,637     1,633    2,452     2,454
       Units issued..............................     167,366      662,915       12         7       --        --
       Units redeemed............................    (102,938)    (214,067)    (389)       (3)      --        (2)
                                                  -----------  -----------  -------   -------  -------   -------
    Units outstanding at end of period...........   1,181,736    1,117,308    1,260     1,637    2,452     2,452
                                                  ===========  ===========  =======   =======  =======   =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                                                                        Legg Mason
                                                                                     Legg Mason          Partners
                                                              Lazard              Partners Variable      Variable
                                                         Retirement Series, Inc.  Portfolios I, Inc  Portfolios I, Inc
                                                            Sub-Account              Sub-Account        Sub-Account
                                                         ----------------------  ------------------  -----------------
                                                                                                        Legg Mason
                                                                                                         Variable
                                                                                 Legg Mason Variable Fundamental Value
                                                         Emerging Markets        All Cap Portfolio I     Portfolio
                                                         ----------------------  ------------------  -----------------
                                                           2007        2006      2007 (i)(m)  2006      2007 (m)(n)
                                                          -------     -------    ----------- ------  -----------------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)............................ $  (138)    $  (232)      $   (14)  $   (7)      $   17
Net realized gains (losses).............................   8,378       3,299         2,302      289          378
Change in unrealized gains (losses).....................  (1,883)      2,566        (1,911)     768         (805)
                                                          -------     -------      -------   ------       ------
Increase (decrease) in net assets from operations.......   6,357       5,633           377    1,050         (410)
                                                          -------     -------      -------   ------       ------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits................................................     132          36           222       72           42
Benefit payments........................................      --          --            --       --           --
Payments on termination.................................      --      (3,571)           --       --           --
Contract maintenance charge.............................     (22)        (23)           (2)      (2)          --
Transfers among the sub-accounts and with the Fixed
 Account--net...........................................  (9,201)       (147)       (8,079)     (30)       8,181
Adjustment to net assets allocated to contract in payout
 period.................................................      --          --            --       --           --
                                                          -------     -------      -------   ------       ------
Increase (decrease) in net assets from contract
 transactions...........................................  (9,091)     (3,705)       (7,859)      40        8,223
                                                          -------     -------      -------   ------       ------
INCREASE (DECREASE) IN NET ASSETS.......................  (2,734)      1,928        (7,482)   1,090        7,813
NET ASSETS AT BEGINNING OF PERIOD.......................  23,931      22,003         7,482    6,392           --
                                                          -------     -------      -------   ------       ------
NET ASSETS AT END OF PERIOD............................. $21,197     $23,931       $    --   $7,482       $7,813
                                                          =======     =======      =======   ======       ======
UNITS OUTSTANDING
    Units outstanding at beginning of period............     593         698           522      519           --
       Units issued.....................................       3           1            15        5          823
       Units redeemed...................................    (196)       (106)         (537)      (2)          --
                                                          -------     -------      -------   ------       ------
    Units outstanding at end of period..................     400         593            --      522          823
                                                          =======     =======      =======   ======       ======

--------
(i)For the period beginning January 1, 2007 and ended April 30, 2007
(m)On April 27, 2007 Legg Mason Variable All Cap Portfolio I merged into Legg Mason Partners Variable Fundamental Value
(n)For the period beginning May 1, 2007 and ended December 31, 2007

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                             Legg Mason
                                          Partners Variable
                                          Portfolios I, Inc      Lord Abbett Series Fund   Lord Abbett Series Fund
                                            Sub-Account                Sub-Account               Sub-Account
                                          --------------------  ------------------------  ------------------------
                                          Legg Mason Variable
                                          Investors Portfolio I         All Value              Bond-Debenture
                                          --------------------  ------------------------  ------------------------
                                            2007       2006         2007         2006         2007         2006
                                           -------     ------   -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   (25)    $   16    $  (179,380) $  (130,299) $ 1,930,583  $ 1,517,392
Net realized gains (losses)..............     307        242        987,631      639,158      237,322       22,402
Change in unrealized gains (losses)......     (65)     1,086        (48,028)     918,165     (490,966)     474,598
                                           -------     ------   -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................     217      1,344        760,223    1,427,024    1,676,939    2,014,392
                                           -------     ------   -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................     308         84      1,170,345    3,364,589    6,377,311   12,145,593
Benefit payments.........................      --         --       (152,281)    (105,446)    (578,215)    (550,045)
Payments on termination..................      --         --     (1,034,986)    (779,727)  (2,518,942)  (1,595,456)
Contract maintenance charge..............      (2)        (2)       (36,088)     (28,385)    (113,137)     (61,694)
Transfers among the sub-accounts and
 with the Fixed Account--net.............      88        (47)       (61,280)   1,993,871    2,791,571    4,330,037
Adjustment to net assets allocated to
 contract in payout period...............      --         --             --           --           --           --
                                           -------     ------   -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................     394         35       (114,290)   4,444,902    5,958,588   14,268,435
                                           -------     ------   -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................     611      1,379        645,933    5,871,926    7,635,527   16,282,827
NET ASSETS AT BEGINNING OF
 PERIOD..................................   9,493      8,114     14,733,944    8,862,018   34,209,459   17,926,632
                                           -------     ------   -----------  -----------  -----------  -----------
NET ASSETS AT END OF PERIOD.............. $10,104     $9,493    $15,379,877  $14,733,944  $41,844,986  $34,209,459
                                           =======     ======   ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................     710        707      1,138,401      772,490    3,076,508    1,734,902
       Units issued......................      29          7        238,572      711,269    1,284,971    2,088,836
       Units redeemed....................      --         (4)      (245,196)    (345,358)    (762,369)    (747,230)
                                           -------     ------   -----------  -----------  -----------  -----------
    Units outstanding at end of period...     739        710      1,131,777    1,138,401    3,599,110    3,076,508
                                           =======     ======   ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                    Lord Abbett Series Fund   Lord Abbett Series Fund   Lord Abbett Series Fund
                                          Sub-Account               Sub-Account               Sub-Account
                                   ------------------------  ------------------------  ------------------------
                                       Growth and Income       Growth Opportunities          Mid-Cap Value
                                   ------------------------  ------------------------  ------------------------
                                       2007         2006         2007         2006         2007         2006
                                   -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)...... $  (145,347) $    (5,844) $  (284,548) $  (138,881) $  (650,317) $  (501,302)
Net realized gains (losses).......   3,957,643    1,572,156    2,108,329      197,879    7,503,990    4,203,184
Change in unrealized gains
 (losses).........................  (3,004,609)   3,119,252    1,237,111      507,504   (7,453,554)   1,084,451
                                   -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
 from operations..................     807,687    4,685,564    3,060,892      566,502     (599,881)   4,786,333
                                   -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits..........................   5,688,392   12,025,935    4,548,894    5,985,673    3,600,279   15,810,164
Benefit payments..................  (1,138,429)    (681,452)    (267,892)     (76,682)    (549,574)    (636,683)
Payments on termination...........  (2,650,348)  (1,767,363)    (872,278)    (468,617)  (3,266,531)  (2,482,134)
Contract maintenance charge.......    (139,396)     (82,833)     (51,206)     (18,050)    (151,059)    (106,100)
Transfers among the sub-accounts
 and with the Fixed
 Account--net.....................   4,818,061    5,484,554    1,493,866    1,799,852      777,826   (1,534,671)
Adjustment to net assets allocated
 to contract in payout period.....          --           --           --           --           --           --
                                   -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
 from contract transactions.......   6,578,280   14,978,841    4,851,384    7,222,176      410,941   11,050,576
                                   -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS.......................   7,385,967   19,664,405    7,912,276    7,788,678     (188,940)  15,836,909
NET ASSETS AT BEGINNING
 OF PERIOD........................  43,120,042   23,455,637   13,056,701    5,268,023   52,335,760   36,498,851
                                   -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD........................... $50,506,009  $43,120,042  $20,968,977  $13,056,701  $52,146,820  $52,335,760
                                   ===========  ===========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at
     beginning of period..........   3,372,287    2,117,372    1,071,541      459,246    3,997,420    3,078,923
       Units issued...............   1,228,738    1,917,098      664,271      825,437      953,620    2,332,249
       Units redeemed.............    (722,392)    (662,183)    (292,979)    (213,142)    (927,367)  (1,413,752)
                                   -----------  -----------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period.......................   3,878,633    3,372,287    1,442,833    1,071,541    4,023,673    3,997,420
                                   ===========  ===========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                               MFS Variable           MFS Variable           MFS Variable
                                              Insurance Trust        Insurance Trust        Insurance Trust
                                                Sub-Account            Sub-Account            Sub-Account
                                          ----------------------  --------------------  ----------------------
                                            MFS Emerging Growth      MFS High Income      MFS Investors Trust
                                          ----------------------  --------------------  ----------------------
                                             2007        2006        2007       2006       2007        2006
                                          ----------  ----------  ---------  ---------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (26,649) $  (33,618) $  40,794  $  50,564  $  (16,903) $  (29,859)
Net realized gains (losses)..............   (159,073)   (259,158)     2,662      8,549     193,258     101,372
Change in unrealized gains (losses)......    526,788     431,639    (41,832)     7,209     117,739     317,706
                                          ----------  ----------  ---------  ---------  ----------  ----------
Increase (decrease) in net assets from
 operations..............................    341,066     138,863      1,624     66,322     294,094     389,219
                                          ----------  ----------  ---------  ---------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      3,020      15,325      2,244      4,978      16,343      29,725
Benefit payments.........................    (54,799)    (16,256)    (7,057)    (4,015)    (41,224)    (13,328)
Payments on termination..................   (634,863)   (491,839)  (114,615)  (195,798)   (411,359)   (572,481)
Contract maintenance charge..............     (1,160)     (1,525)      (369)      (397)     (1,824)     (2,060)
Transfers among the sub-accounts and with
 the Fixed Account--net..................   (126,587)    (93,818)   115,155    (11,447)   (178,120)   (111,852)
Adjustment to net assets allocated to
 contract in payout period...............         --          --         --         --          --          --
                                          ----------  ----------  ---------  ---------  ----------  ----------
Increase (decrease) in net assets from
 contract transactions...................   (814,389)   (588,113)    (4,642)  (206,679)   (616,184)   (669,996)
                                          ----------  ----------  ---------  ---------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS..................................   (473,323)   (449,250)    (3,018)  (140,357)   (322,090)   (280,777)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  2,191,761   2,641,011    732,351    872,708   3,493,026   3,773,803
                                          ----------  ----------  ---------  ---------  ----------  ----------
NET ASSETS AT END OF PERIOD.............. $1,718,438  $2,191,761  $ 729,333  $ 732,351  $3,170,936  $3,493,026
                                          ==========  ==========  =========  =========  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    246,730     318,584     55,932     72,676     333,637     401,229
       Units issued......................     10,906      13,153     11,652      5,578       6,389      12,017
       Units redeemed....................    (99,233)    (85,007)   (12,158)   (22,322)    (61,572)    (79,609)
                                          ----------  ----------  ---------  ---------  ----------  ----------
    Units outstanding at end of period...    158,403     246,730     55,426     55,932     278,454     333,637
                                          ==========  ==========  =========  =========  ==========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                               MFS Variable            MFS Variable            MFS Variable
                                              Insurance Trust         Insurance Trust         Insurance Trust
                                                Sub-Account             Sub-Account             Sub-Account
                                          ----------------------  ----------------------  ----------------------
                                             MFS New Discovery         MFS Research          MFS Research Bond
                                          ----------------------  ----------------------  ----------------------
                                             2007        2006        2007        2006        2007        2006
                                          ----------  ----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (44,114) $  (45,777) $   (9,913) $  (14,826) $   49,769  $   77,892
Net realized gains (losses)..............    376,517     174,813      17,597     (42,889)     (7,421)     (1,011)
Change in unrealized gains (losses)......   (268,786)    255,446     131,336     185,994      23,280     (12,881)
                                          ----------  ----------  ----------  ----------  ----------  ----------
Increase (decrease) in net assets from
 operations..............................     63,617     384,482     139,020     128,279      65,628      64,000
                                          ----------  ----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................     31,910      53,029       1,800       1,750      20,339      25,378
Benefit payments.........................    (28,255)    (78,993)         --     (49,962)    (12,675)     (2,178)
Payments on termination..................   (501,715)   (427,155)   (316,122)   (350,871)   (367,441)   (440,158)
Contract maintenance charge..............     (2,472)     (2,861)       (508)       (660)     (1,285)     (1,438)
Transfers among the sub-accounts and
 with the Fixed Account--net.............     82,518     (42,283)    (60,800)    (62,365)     11,329    (152,889)
Adjustment to net assets allocated to
 contract in payout period...............         --          --          --          --          --          --
                                          ----------  ----------  ----------  ----------  ----------  ----------
Increase (decrease) in net assets from
 contract transactions...................   (418,014)   (498,263)   (375,630)   (462,108)   (349,733)   (571,285)
                                          ----------  ----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS..................................   (354,397)   (113,781)   (236,610)   (333,829)   (284,105)   (507,285)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  3,434,323   3,548,104   1,421,392   1,755,221   2,489,412   2,996,697
                                          ----------  ----------  ----------  ----------  ----------  ----------
NET ASSETS AT END OF
 PERIOD.................................. $3,079,926  $3,434,323  $1,184,782  $1,421,392  $2,205,307  $2,489,412
                                          ==========  ==========  ==========  ==========  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    225,646     261,050     151,782     205,229     173,049     213,972
       Units issued......................     23,093      28,546         579      13,649       8,673       7,263
       Units redeemed....................    (49,277)    (63,950)    (37,771)    (67,096)    (32,658)    (48,186)
                                          ----------  ----------  ----------  ----------  ----------  ----------
    Units outstanding at end of period...    199,462     225,646     114,590     151,782     149,064     173,049
                                          ==========  ==========  ==========  ==========  ==========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                      MFS Variable     MFS Variable Insurance MFS Variable Insurance
                                                    Insurance Trust    Trust (Service Class)  Trust (Service Class)
                                                      Sub-Account          Sub-Account            Sub-Account
                                                  -------------------  ---------------------  ---------------------
                                                                           MFS Emerging          MFS Investors
                                                     MFS Utilities     Growth (Service Class) Trust (Service Class)
                                                  -------------------  ---------------------  ---------------------
                                                     2007      2006       2007       2006        2007       2006
                                                  ---------  --------  ---------   --------   ---------   --------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)..................... $  (1,730) $    981  $  (8,871)  $ (9,657)  $  (7,283)  $ (9,498)
Net realized gains (losses)......................    68,526    18,900     40,766     19,308      56,057     16,964
Change in unrealized gains (losses)..............    23,530    49,521     65,494     21,182      12,876     69,692
                                                  ---------  --------  ---------   --------   ---------   --------
Increase (decrease) in net assets from
 operations......................................    90,326    69,402     97,389     30,833      61,650     77,158
                                                  ---------  --------  ---------   --------   ---------   --------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits.........................................       500        --         34     14,414         400      4,400
Benefit payments.................................        --        --     (4,888)        --          --         --
Payments on termination..........................  (143,429)  (29,293)   (79,554)   (49,150)   (142,726)   (56,694)
Contract maintenance charge......................       (95)      (70)      (120)      (169)       (235)      (270)
Transfers among the sub-accounts and with the
 Fixed Account--net..............................   144,578   136,852    (46,321)   (60,926)     (2,577)     1,464
Adjustment to net assets allocated to contract in
 payout period...................................        --        --         --         --          --         --
                                                  ---------  --------  ---------   --------   ---------   --------
Increase (decrease) in net assets from contract
 transactions....................................     1,554   107,489   (130,849)   (95,831)   (145,138)   (51,100)
                                                  ---------  --------  ---------   --------   ---------   --------
INCREASE (DECREASE) IN NET ASSETS................    91,880   176,891    (33,460)   (64,998)    (83,488)    26,058
NET ASSETS AT BEGINNING OF
 PERIOD..........................................   350,317   173,426    568,991    633,989     759,285    733,227
                                                  ---------  --------  ---------   --------   ---------   --------
NET ASSETS AT END OF PERIOD...................... $ 442,197  $350,317  $ 535,531   $568,991   $ 675,797   $759,285
                                                  =========  ========  =========   ========   =========   ========
UNITS OUTSTANDING
    Units outstanding at beginning of period.....    19,718    12,639     65,732     77,772      71,783     76,944
       Units issued..............................     7,198     9,021      1,372      2,530       4,498        891
       Units redeemed............................    (7,280)   (1,942)   (14,795)   (14,570)    (17,148)    (6,052)
                                                  ---------  --------  ---------   --------   ---------   --------
    Units outstanding at end of period...........    19,636    19,718     52,309     65,732      59,133     71,783
                                                  =========  ========  =========   ========   =========   ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                          MFS Variable Insurance    MFS Variable Insurance MFS Variable Insurance
                                           Trust (Service Class)    Trust (Service Class)   Trust (Service Class)
                                                Sub-Account             Sub-Account              Sub-Account
                                          ------------------------  ---------------------  ----------------------
                                                  MFS New              MFS Research             MFS Utilities
                                          Discovery (Service Class)   (Service Class)          (Service Class)
                                          ------------------------  ---------------------  ----------------------
                                             2007         2006        2007        2006        2007        2006
                                          ----------   ----------    --------   --------   ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (12,462)  $  (16,450)  $ (4,992)   $ (5,289)  $  (14,699) $    5,182
Net realized gains (losses)..............    183,723       48,438     22,768       6,257      251,477      82,715
Change in unrealized gains (losses)......   (154,066)      82,394     32,952      35,054      213,263     297,293
                                          ----------   ----------    --------   --------   ----------  ----------
Increase (decrease) in net assets from
 operations..............................     17,195      114,382     50,728      36,022      450,041     385,190
                                          ----------   ----------    --------   --------   ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................        446          415         --       4,000        6,200       1,200
Benefit payments.........................     (6,985)      (6,761)   (36,008)     (9,900)    (111,437)     (5,981)
Payments on termination..................    (41,852)     (31,226)   (24,502)     (4,734)     (74,658)    (39,313)
Contract maintenance charge..............       (137)        (161)      (105)       (131)        (166)       (152)
Transfers among the sub-accounts and
 with the Fixed Account--net.............   (313,996)     (67,256)     2,381        (642)      89,825      21,629
Adjustment to net assets allocated to
 contract in payout period...............         --           --         --          --           --          --
                                          ----------   ----------    --------   --------   ----------  ----------
Increase (decrease) in net assets from
 contract transactions...................   (362,524)    (104,989)   (58,234)    (11,407)     (90,236)    (22,617)
                                          ----------   ----------    --------   --------   ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS..................................   (345,329)       9,393     (7,506)     24,615      359,805     362,573
NET ASSETS AT BEGINNING OF
 PERIOD..................................  1,084,212    1,074,819    463,747     439,132    1,714,985   1,352,412
                                          ----------   ----------    --------   --------   ----------  ----------
NET ASSETS AT END OF PERIOD.............. $  738,883   $1,084,212   $456,241    $463,747   $2,074,790  $1,714,985
                                          ==========   ==========    ========   ========   ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    105,850      116,499     46,017      47,123      100,259     102,036
       Units issued......................      4,994        2,953      6,150       1,866       23,765       3,019
       Units redeemed....................    (39,686)     (13,602)   (11,447)     (2,972)     (27,759)     (4,796)
                                          ----------   ----------    --------   --------   ----------  ----------
    Units outstanding at end of period...     71,158      105,850     40,720      46,017       96,265     100,259
                                          ==========   ==========    ========   ========   ==========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                       Morgan Stanley Variable     Morgan Stanley Variable      Morgan Stanley Variable
                                          Investment Series           Investment Series            Investment Series
                                             Sub-Account                 Sub-Account                  Sub-Account
                                      ------------------------  ----------------------------  ---------------------------
                                          Aggressive Equity            Dividend Growth                   Equity
                                      ------------------------  ----------------------------  ---------------------------
                                          2007         2006          2007           2006          2007           2006
                                      -----------  -----------  -------------  -------------  ------------  -------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)......... $  (393,588) $  (473,300) $    (714,983) $    (194,645) $ (2,972,564) $  (5,578,912)
Net realized gains (losses)..........   2,001,915      953,662     31,684,179     34,762,181     1,961,555    (14,893,745)
Change in unrealized gains
 (losses)............................   2,806,423    1,405,224    (17,627,307)     7,154,714    56,773,361     28,636,442
                                      -----------  -----------  -------------  -------------  ------------  -------------
Increase (decrease) in net assets
 from operations.....................   4,414,750    1,885,586     13,341,889     41,722,250    55,762,352      8,163,785
                                      -----------  -----------  -------------  -------------  ------------  -------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits.............................       3,223        7,829        158,175        149,457        93,682         88,299
Benefit payments.....................    (483,337)    (611,392)   (15,126,717)   (17,611,190)   (9,663,610)   (11,322,755)
Payments on termination..............  (6,879,110)  (7,667,273)   (79,545,799)  (103,692,637)  (68,641,545)   (84,430,736)
Contract maintenance charge..........     (15,530)     (20,317)      (194,143)      (253,499)     (162,984)      (209,754)
Transfers among the sub-accounts
 and with the Fixed
 Account--net........................  (1,592,030)     181,198    (14,496,842)   (26,332,358)  (15,009,676)   (20,497,074)
Adjustment to net assets allocated
 to contract in payout period........          --           --             --             --            --             --
                                      -----------  -----------  -------------  -------------  ------------  -------------
Increase (decrease) in net assets
 from contract transactions..........  (8,966,784)  (8,109,955)  (109,205,326)  (147,740,227)  (93,384,133)  (116,372,020)
                                      -----------  -----------  -------------  -------------  ------------  -------------
INCREASE (DECREASE) IN
 NET ASSETS..........................  (4,552,034)  (6,224,369)   (95,863,437)  (106,017,977)  (37,621,781)  (108,208,235)
NET ASSETS AT BEGINNING
 OF PERIOD...........................  28,821,262   35,045,631    439,540,679    545,558,656   351,734,403    459,942,638
                                      -----------  -----------  -------------  -------------  ------------  -------------
NET ASSETS AT END OF
 PERIOD.............................. $24,269,228  $28,821,262  $ 343,677,242  $ 439,540,679  $314,112,622  $ 351,734,403
                                      ===========  ===========  =============  =============  ============  =============
UNITS OUTSTANDING
    Units outstanding at beginning
     of period.......................   2,251,696    2,887,419     13,870,277     18,423,901    10,129,991     13,231,478
       Units issued..................     142,524      356,447        711,025        875,567       544,305        696,111
       Units redeemed................    (787,352)    (992,170)    (3,886,584)    (5,429,191)   (2,773,731)    (3,797,598)
                                      -----------  -----------  -------------  -------------  ------------  -------------
    Units outstanding at end of
     period..........................   1,606,868    2,251,696     10,694,718     13,870,277     7,900,565     10,129,991
                                      ===========  ===========  =============  =============  ============  =============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                         Morgan Stanley Variable    Morgan Stanley Variable    Morgan Stanley Variable
                                            Investment Series          Investment Series          Investment Series
                                               Sub-Account                Sub-Account                Sub-Account
                                       --------------------------  ------------------------  --------------------------
                                                European                    Global                 Global Dividend
                                                 Growth                    Advantage                   Growth
                                       --------------------------  ------------------------  --------------------------
                                           2007          2006          2007         2006         2007          2006
                                       ------------  ------------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).......... $    303,775  $    417,502  $   (85,763) $  (111,076) $    717,665  $    962,856
Net realized gains (losses)...........   12,048,509     9,504,835    1,228,588      241,239    25,605,213    12,757,212
Change in unrealized gains
 (losses).............................    4,194,483    23,298,391      989,819    2,401,932   (17,790,510)   15,206,142
                                       ------------  ------------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets from
 operations...........................   16,546,767    33,220,728    2,132,644    2,532,095     8,532,368    28,926,210
                                       ------------  ------------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..............................       68,577        81,754        1,854        1,330        85,652       131,666
Benefit payments......................   (3,609,227)   (3,886,315)    (735,163)    (435,918)   (4,266,379)   (5,768,065)
Payments on termination...............  (24,615,017)  (29,320,390)  (3,726,068)  (3,852,317)  (29,587,176)  (35,074,220)
Contract maintenance charge...........      (56,106)      (66,528)      (7,836)      (9,582)      (62,767)      (76,085)
Transfers among the sub-accounts
 and with the Fixed
 Account--net.........................   (1,878,160)   (3,493,874)     (51,279)    (277,265)   (2,621,915)   (3,659,441)
Adjustment to net assets allocated to
 contract in payout period............           --            --           --           --            --            --
                                       ------------  ------------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets from
 contract transactions................  (30,089,933)  (36,685,353)  (4,518,492)  (4,573,752)  (36,452,585)  (44,446,145)
                                       ------------  ------------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS...............................  (13,543,166)   (3,464,625)  (2,385,848)  (2,041,657)  (27,920,217)  (15,519,935)
NET ASSETS AT BEGINNING
 OF PERIOD............................  131,420,105   134,884,730   15,727,786   17,769,443   154,443,261   169,963,196
                                       ------------  ------------  -----------  -----------  ------------  ------------
NET ASSETS AT END OF
 PERIOD............................... $117,876,939  $131,420,105  $13,341,938  $15,727,786  $126,523,044  $154,443,261
                                       ============  ============  ===========  ===========  ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning
     of period........................    3,921,327     5,072,356    1,555,728    2,048,111     6,386,812     8,403,349
       Units issued...................      305,118       290,117      168,485      170,530       401,029       611,588
       Units redeemed.................   (1,086,736)   (1,441,146)    (582,996)    (662,913)   (1,776,852)   (2,628,125)
                                       ------------  ------------  -----------  -----------  ------------  ------------
    Units outstanding at end of
     period...........................    3,139,709     3,921,327    1,141,217    1,555,728     5,010,989     6,386,812
                                       ============  ============  ===========  ===========  ============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                                                                    Morgan Stanley
                                                                                                       Variable
                                                 Morgan Stanley Variable   Morgan Stanley Variable    Investment
                                                    Investment Series         Investment Series         Series
                                                       Sub-Account               Sub-Account         Sub-Account
                                                ------------------------  ------------------------  --------------
                                                                                   Income
                                                       High Yield                  Builder           Information
                                                ------------------------  ------------------------  --------------
                                                    2007         2006         2007         2006       2006 (ag)
                                                -----------  -----------  -----------  -----------  --------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)................... $ 1,234,507  $ 1,667,077  $   388,395  $   404,989   $   (18,164)
Net realized gains (losses)....................  (3,977,103)  (5,213,819)   3,195,823    1,342,172        26,231
Change in unrealized gains (losses)............   3,426,054    5,704,225   (2,917,413)   2,260,939      (174,048)
                                                -----------  -----------  -----------  -----------   -----------
Increase (decrease) in net assets from
 operations....................................     683,458    2,157,483      666,805    4,008,100      (165,981)
                                                -----------  -----------  -----------  -----------   -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.......................................       6,006       25,076       14,838       19,027         3,003
Benefit payments...............................  (1,184,492)  (1,121,071)    (561,291)  (1,154,484)      (36,961)
Payments on termination........................  (4,332,205)  (5,810,878)  (6,791,108)  (8,185,181)     (221,267)
Contract maintenance charge....................     (15,000)     (19,275)     (12,483)     (15,597)         (780)
Transfers among the sub-accounts and with the
 Fixed Account--net............................  (1,063,505)  (2,411,229)      92,145      991,258    (2,510,401)
Adjustment to net assets allocated to contract
 in payout period..............................          --           --           --           --            --
                                                -----------  -----------  -----------  -----------   -----------
Increase (decrease) in net assets from contract
 transactions..................................  (6,589,196)  (9,337,377)  (7,257,899)  (8,344,977)   (2,766,406)
                                                -----------  -----------  -----------  -----------   -----------
INCREASE (DECREASE) IN NET
 ASSETS........................................  (5,905,738)  (7,179,894)  (6,591,094)  (4,336,877)   (2,932,387)
NET ASSETS AT BEGINNING OF
 PERIOD........................................  26,456,357   33,636,251   32,763,899   37,100,776     2,932,387
                                                -----------  -----------  -----------  -----------   -----------
NET ASSETS AT END OF PERIOD.................... $20,550,619  $26,456,357  $26,172,805  $32,763,899   $        --
                                                ===========  ===========  ===========  ===========   ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period....................................   2,214,697    2,985,855    1,892,946    2,399,004       619,357
       Units issued............................     195,674      194,148      146,040      281,739        72,085
       Units redeemed..........................    (725,675)    (965,306)    (555,757)    (787,797)     (691,442)
                                                -----------  -----------  -----------  -----------   -----------
    Units outstanding at end of period.........   1,684,696    2,214,697    1,483,229    1,892,946            --
                                                ===========  ===========  ===========  ===========   ===========

--------
(ag)For the period beginning January 1, 2006, and ending June 23, 2006

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                        Morgan Stanley Variable    Morgan Stanley Variable     Morgan Stanley Variable
                                           Investment Series          Investment Series           Investment Series
                                              Sub-Account                Sub-Account                 Sub-Account
                                       ------------------------  --------------------------  --------------------------
                                                Limited                                            Quality Income
                                               Duration                 Money Market                    Plus
                                       ------------------------  --------------------------  --------------------------
                                           2007         2006         2007          2006          2007          2006
                                       -----------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).......... $ 1,067,062  $ 1,180,617  $  3,864,808  $  4,118,902  $  6,163,966  $  7,177,663
Net realized gains (losses)...........    (467,420)    (595,568)           --            --      (164,034)   (1,418,560)
Change in unrealized gains
 (losses).............................    (132,995)     398,998            --            --       897,473     1,029,568
                                       -----------  -----------  ------------  ------------  ------------  ------------
Increase (decrease) in net assets from
 operations...........................     466,647      984,047     3,864,808     4,118,902     6,897,405     6,788,671
                                       -----------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..............................      19,354       25,820        65,543       169,174        51,207        86,339
Benefit payments......................    (957,344)  (1,165,512)   (9,381,998)  (11,900,489)   (7,086,265)   (8,176,248)
Payments on termination...............  (8,064,661)  (9,882,177)  (53,136,743)  (57,654,294)  (30,961,784)  (37,661,706)
Contract maintenance charge...........     (11,872)     (15,587)      (48,797)      (61,080)      (58,999)      (77,418)
Transfers among the sub-accounts
 and with the Fixed
 Account--net.........................     933,105    1,816,067    38,010,614    55,568,304     5,391,772    (9,661,452)
Adjustment to net assets allocated to
 contract in payout period............          --           --            --            --            --            --
                                       -----------  -----------  ------------  ------------  ------------  ------------
Increase (decrease) in net assets from
 contract transactions................  (8,081,418)  (9,221,389)  (24,491,381)  (13,878,385)  (32,664,069)  (55,490,485)
                                       -----------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS...............................  (7,614,771)  (8,237,342)  (20,626,573)   (9,759,483)  (25,766,664)  (48,701,814)
NET ASSETS AT BEGINNING
 OF PERIOD............................  32,271,153   40,508,495   124,279,183   134,038,666   170,943,218   219,645,032
                                       -----------  -----------  ------------  ------------  ------------  ------------
NET ASSETS AT END OF
 PERIOD............................... $24,656,382  $32,271,153  $103,652,610  $124,279,183  $145,176,554  $170,943,218
                                       ===========  ===========  ============  ============  ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning
     of period........................   2,750,259    3,544,809     8,633,808     9,493,953     7,369,620     9,928,902
       Units issued...................     354,237      606,896     5,564,392     7,636,903       986,769       655,636
       Units redeemed.................  (1,033,073)  (1,401,446)   (7,305,076)   (8,497,048)   (2,210,393)   (3,214,918)
                                       -----------  -----------  ------------  ------------  ------------  ------------
    Units outstanding at end of
     period...........................   2,071,423    2,750,259     6,893,124     8,633,808     6,145,996     7,369,620
                                       ===========  ===========  ============  ============  ============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                        Morgan Stanley Variable     Morgan Stanley Variable     Morgan Stanley Variable
                                           Investment Series           Investment Series           Investment Series
                                              Sub-Account                 Sub-Account                 Sub-Account
                                      --------------------------  --------------------------  --------------------------
                                             S&P 500 Index                Strategist                   Utilities
                                      --------------------------  --------------------------  --------------------------
                                          2007          2006          2007          2006          2007          2006
                                      ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)......... $    212,570  $    142,206  $  2,986,996  $  3,038,735  $    594,663  $    883,493
Net realized gains (losses)..........    5,228,472     4,617,543    28,981,564    25,722,573    20,614,867     3,196,079
Change in unrealized gains
 (losses)............................   (2,463,055)    6,279,572   (16,031,151)    3,440,853     1,359,484    18,557,451
                                      ------------  ------------  ------------  ------------  ------------  ------------
Increase (decrease) in net assets
 from operations.....................    2,977,987    11,039,321    15,937,409    32,202,161    22,569,014    22,637,023
                                      ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits.............................       24,168       101,505       129,464       117,638        59,555        69,838
Benefit payments.....................   (2,211,458)   (2,400,915)   (8,079,336)   (7,419,152)   (4,038,711)   (5,558,120)
Payments on termination..............  (16,276,013)  (23,044,197)  (41,007,189)  (50,505,900)  (25,753,928)  (23,863,272)
Contract maintenance charge..........      (34,443)      (45,155)      (84,944)     (107,048)      (52,825)      (63,075)
Transfers among the sub-accounts
 and with the Fixed
 Account--net........................   (1,733,571)   (4,431,405)   (4,308,487)   (3,853,030)   (1,668,265)   (4,880,078)
Adjustment to net assets allocated to
 contract in payout period...........           --            --            --            --            --            --
                                      ------------  ------------  ------------  ------------  ------------  ------------
Increase (decrease) in net assets
 from contract transactions..........  (20,231,317)  (29,820,167)  (53,350,492)  (61,767,492)  (31,454,174)  (34,294,707)
                                      ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS..........................  (17,253,330)  (18,780,846)  (37,413,083)  (29,565,331)   (8,885,160)  (11,657,684)
NET ASSETS AT BEGINNING
 OF PERIOD...........................   77,960,121    96,740,967   241,744,152   271,309,483   132,186,466   143,844,150
                                      ------------  ------------  ------------  ------------  ------------  ------------
NET ASSETS AT END OF
 PERIOD.............................. $ 60,706,791  $ 77,960,121  $204,331,069  $241,744,152  $123,301,306  $132,186,466
                                      ============  ============  ============  ============  ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning
     of period.......................    6,425,180     9,062,575     8,247,845    10,340,403     5,184,390     6,612,354
       Units issued..................      558,538       711,248       537,819       562,314       338,157       434,126
       Units redeemed................   (2,147,245)   (3,348,643)   (2,229,762)   (2,654,872)   (1,357,652)   (1,862,090)
                                      ------------  ------------  ------------  ------------  ------------  ------------
    Units outstanding at end of
     period..........................    4,836,473     6,425,180     6,555,902     8,247,845     4,164,895     5,184,390
                                      ============  ============  ============  ============  ============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                            Morgan Stanley             Morgan Stanley              Morgan Stanley
                                          Variable Investment        Variable Investment         Variable Investment
                                        Series (Class Y Shares)    Series (Class Y Shares)     Series (Class Y Shares)
                                              Sub-Account                Sub-Account                 Sub-Account
                                       ------------------------  --------------------------  --------------------------
                                              Aggressive
                                                Equity                 Dividend Growth                 Equity
                                           (Class Y Shares)           (Class Y Shares)            (Class Y Shares)
                                       ------------------------  --------------------------  --------------------------
                                           2007         2006         2007          2006          2007          2006
                                       -----------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).......... $  (515,166) $  (517,455) $   (919,308) $   (765,839) $ (1,749,882) $ (1,953,997)
Net realized gains (losses)...........   3,007,948    1,170,960     6,288,953     3,428,806     6,909,177     2,712,236
Change in unrealized gains
 (losses).............................   2,238,906      982,649    (2,220,495)    8,259,746    12,232,408     1,444,336
                                       -----------  -----------  ------------  ------------  ------------  ------------
Increase (decrease) in net assets from
 operations...........................   4,731,688    1,636,154     3,149,150    10,922,713    17,391,703     2,202,575
                                       -----------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..............................      53,639      435,406       584,596     1,374,178       252,476     3,813,370
Benefit payments......................    (526,047)    (163,210)   (2,202,152)   (1,990,244)   (1,785,218)   (1,384,532)
Payments on termination...............  (5,179,925)  (2,381,447)  (15,832,046)  (10,252,569)  (15,870,128)   (9,142,207)
Contract maintenance charge...........     (28,737)     (31,527)     (145,724)     (158,275)     (192,522)     (188,122)
Transfers among the sub-accounts
 and with the Fixed
 Account--net.........................  (1,443,408)   2,369,404    (5,460,633)   (6,438,134)   (6,714,618)   (4,398,846)
Adjustment to net assets allocated to
 contract in payout period............          --           --            --            --            --            --
                                       -----------  -----------  ------------  ------------  ------------  ------------
Increase (decrease) in net assets from
 contract transactions................  (7,124,478)     228,626   (23,055,959)  (17,465,044)  (24,310,010)  (11,300,337)
                                       -----------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS...............................  (2,392,790)   1,864,780   (19,906,809)   (6,542,331)   (6,918,307)   (9,097,762)
NET ASSETS AT BEGINNING
 OF PERIOD............................  30,430,084   28,565,304   129,082,212   135,624,543   110,188,955   119,286,717
                                       -----------  -----------  ------------  ------------  ------------  ------------
NET ASSETS AT END OF
 PERIOD............................... $28,037,294  $30,430,084  $109,175,403  $129,082,212  $103,270,648  $110,188,955
                                       ===========  ===========  ============  ============  ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning
     of period........................   2,987,465    2,998,642    10,200,997    11,696,485    10,777,314    12,194,766
       Units issued...................     271,204      542,561       517,411       701,960       573,399     1,314,193
       Units redeemed.................    (924,038)    (553,738)   (2,266,522)   (2,197,448)   (2,802,544)   (2,731,645)
                                       -----------  -----------  ------------  ------------  ------------  ------------
    Units outstanding at end of
     period...........................   2,334,631    2,987,465     8,451,886    10,200,997     8,548,169    10,777,314
                                       ===========  ===========  ============  ============  ============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                         Morgan Stanley            Morgan Stanley             Morgan Stanley
                                      Variable Investment        Variable Investment       Variable Investment
                                    Series (Class Y Shares)    Series (Class Y Shares)   Series (Class Y Shares)
                                          Sub-Account                Sub-Account               Sub-Account
                                   -------------------------  ------------------------  -------------------------
                                                                       Global                     Global
                                        European Growth               Advantage              Dividend Growth
                                        (Class Y Shares)          (Class Y Shares)           (Class Y Shares)
                                   -------------------------  ------------------------  -------------------------
                                       2007          2006         2007         2006         2007          2006
                                   ------------  -----------  -----------  -----------  ------------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)...... $   (133,528) $   (97,224) $  (113,839) $  (123,326) $    (22,578) $    35,401
Net realized gains (losses).......    4,606,744    1,685,261      724,951      289,235    11,838,868    4,391,432
Change in unrealized gains
 (losses).........................      938,815    8,437,348      808,110    1,383,493    (8,195,036)   7,970,462
                                   ------------  -----------  -----------  -----------  ------------  -----------
Increase (decrease) in net assets
 from operations..................    5,412,031   10,025,385    1,419,222    1,549,402     3,621,254   12,397,295
                                   ------------  -----------  -----------  -----------  ------------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits..........................       73,517      362,219       24,052       48,033       376,614    1,068,615
Benefit payments..................     (584,624)    (373,813)    (107,850)     (79,712)   (2,103,029)    (949,328)
Payments on termination...........   (7,717,201)  (3,038,802)  (1,494,283)  (1,081,403)   (7,967,742)  (5,789,882)
Contract maintenance charge.......      (51,341)     (55,102)     (13,101)     (13,782)     (103,444)    (103,282)
Transfers among the
 sub-accounts and with the
 Fixed Account--net...............   (2,063,633)    (847,759)    (361,549)    (269,052)   (3,218,264)  (3,187,496)
Adjustment to net assets
 allocated to contract in payout
 period...........................           --           --           --           --            --           --
                                   ------------  -----------  -----------  -----------  ------------  -----------
Increase (decrease) in net assets
 from contract transactions.......  (10,343,282)  (3,953,257)  (1,952,731)  (1,395,916)  (13,015,865)  (8,961,373)
                                   ------------  -----------  -----------  -----------  ------------  -----------
INCREASE (DECREASE) IN
 NET ASSETS.......................   (4,931,251)   6,072,128     (533,509)     153,486    (9,394,611)   3,435,922
NET ASSETS AT
 BEGINNING OF
 PERIOD...........................   44,439,273   38,367,145   10,540,924   10,387,438    72,766,591   69,330,669
                                   ------------  -----------  -----------  -----------  ------------  -----------
NET ASSETS AT END OF
 PERIOD........................... $ 39,508,022  $44,439,273  $10,007,415  $10,540,924  $ 63,371,980  $72,766,591
                                   ============  ===========  ===========  ===========  ============  ===========
UNITS OUTSTANDING
    Units outstanding at
     beginning of period..........    3,484,750    3,837,856    1,036,417    1,189,886     4,671,366    5,317,014
       Units issued...............      244,263      374,518       79,413       82,711       458,241      654,078
       Units redeemed.............   (1,022,985)    (727,624)    (258,351)    (236,180)   (1,268,138)  (1,299,726)
                                   ------------  -----------  -----------  -----------  ------------  -----------
    Units outstanding at end of
     period.......................    2,706,028    3,484,750      857,479    1,036,417     3,861,469    4,671,366
                                   ============  ===========  ===========  ===========  ============  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                                                                      Morgan Stanley
                                                                                                         Variable
                                                     Morgan Stanley             Morgan Stanley          Investment
                                                   Variable Investment       Variable Investment      Series (Class
                                                 Series (Class Y Shares)   Series (Class Y Shares)      Y Shares)
                                                       Sub-Account               Sub-Account           Sub-Account
                                                ------------------------  -------------------------  ----------------
                                                       High Yield               Income Builder         Information
                                                    (Class Y Shares)           (Class Y Shares)      (Class Y Shares)
                                                ------------------------  -------------------------  ----------------
                                                    2007         2006         2007          2006        2006 (ag)
                                                -----------  -----------  ------------  -----------  ----------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)................... $ 1,197,385  $ 1,542,533  $    297,646  $   283,775    $   (71,758)
Net realized gains (losses)....................    (173,930)    (341,073)    4,858,832    1,403,215        278,310
Change in unrealized gains (losses)............    (427,050)     864,928    (4,445,253)   3,184,816       (800,973)
                                                -----------  -----------  ------------  -----------    -----------
Increase (decrease) in net assets from
 operations....................................     596,405    2,066,388       711,225    4,871,806       (594,421)
                                                -----------  -----------  ------------  -----------    -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.......................................      22,539       52,338        22,249       49,140          5,920
Benefit payments...............................    (531,723)    (419,164)     (766,382)    (830,432)        (7,585)
Payments on termination........................  (4,802,938)  (3,423,915)   (7,930,293)  (4,946,457)      (181,359)
Contract maintenance charge....................     (55,345)     (65,084)      (30,339)     (32,689)        (3,750)
Transfers among the sub-accounts and with
 the Fixed Account--net........................  (1,264,245)  (2,791,591)   (2,333,399)     437,979     (8,254,968)
Adjustment to net assets allocated to contract
 in payout period..............................          --           --            --           --             --
                                                -----------  -----------  ------------  -----------    -----------
Increase (decrease) in net assets from contract
 transactions..................................  (6,631,712)  (6,647,416)  (11,038,164)  (5,322,459)    (8,441,742)
                                                -----------  -----------  ------------  -----------    -----------
INCREASE (DECREASE) IN NET
 ASSETS........................................  (6,035,307)  (4,581,028)  (10,326,939)    (450,653)    (9,036,163)
NET ASSETS AT BEGINNING OF
 PERIOD........................................  28,708,441   33,289,469    43,340,845   43,791,498      9,036,163
                                                -----------  -----------  ------------  -----------    -----------
NET ASSETS AT END OF PERIOD.................... $22,673,134  $28,708,441  $ 33,013,906  $43,340,845    $        --
                                                ===========  ===========  ============  ===========    ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period....................................   3,372,288    4,277,712     3,085,543    3,485,204      1,510,579
       Units issued............................     205,886      261,834       183,953      389,372         80,535
       Units redeemed..........................    (995,757)  (1,167,258)     (939,886)    (789,033)    (1,591,114)
                                                -----------  -----------  ------------  -----------    -----------
    Units outstanding at end of period.........   2,582,417    3,372,288     2,329,610    3,085,543             --
                                                ===========  ===========  ============  ===========    ===========

--------
(ag)For the period beginning January 1, 2006, and ending June 23, 2006

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                            Morgan Stanley              Morgan Stanley              Morgan Stanley
                                          Variable Investment         Variable Investment         Variable Investment
                                        Series (Class Y Shares)     Series (Class Y Shares)     Series (Class Y Shares)
                                              Sub-Account                 Sub-Account                 Sub-Account
                                      --------------------------  --------------------------  --------------------------
                                                Limited
                                               Duration                  Money Market             Quality Income Plus
                                           (Class Y Shares)            (Class Y Shares)            (Class Y Shares)
                                      --------------------------  --------------------------  --------------------------
                                          2007          2006          2007          2006          2007          2006
                                      ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)......... $  3,388,076  $  3,156,858  $  2,866,133  $  2,588,165  $  6,736,001  $  6,590,161
Net realized gains (losses)..........   (1,120,866)   (1,121,945)           --            --      (105,580)     (478,815)
Change in unrealized gains
 (losses)............................   (1,107,504)      517,127            --            --     1,027,836       975,021
                                      ------------  ------------  ------------  ------------  ------------  ------------
Increase (decrease) in net assets
 from operations.....................    1,159,706     2,552,040     2,866,133     2,588,165     7,658,257     7,086,367
                                      ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits.............................      119,727     2,568,238       262,900     6,711,630       786,438    17,407,665
Benefit payments.....................   (2,173,442)   (2,296,450)   (4,480,967)   (5,813,345)   (4,315,989)   (3,708,678)
Payments on termination..............  (14,494,922)  (10,947,308)  (42,489,587)  (20,455,783)  (23,117,489)  (13,480,028)
Contract maintenance charge..........     (173,213)     (200,450)     (279,819)     (268,209)     (416,869)     (373,629)
Transfers among the sub-accounts
 and with the Fixed
 Account--net........................    2,831,270    (1,590,795)   42,901,538    22,106,947     5,856,143     6,734,632
Adjustment to net assets allocated to
 contract in payout period...........           --            --            --            --            --            --
                                      ------------  ------------  ------------  ------------  ------------  ------------
Increase (decrease) in net assets
 from contract transactions..........  (13,890,580)  (12,466,765)   (4,085,935)    2,281,240   (21,207,766)    6,579,962
                                      ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS..........................  (12,730,874)   (9,914,725)   (1,219,802)    4,869,405   (13,549,509)   13,666,329
NET ASSETS AT BEGINNING
 OF PERIOD...........................  110,354,650   120,269,375    99,057,805    94,188,400   205,029,703   191,363,374
                                      ------------  ------------  ------------  ------------  ------------  ------------
NET ASSETS AT END OF
 PERIOD.............................. $ 97,623,776  $110,354,650  $ 97,838,003  $ 99,057,805  $191,480,194  $205,029,703
                                      ============  ============  ============  ============  ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning
     of period.......................   10,388,311    11,553,240     9,657,515     9,419,749    16,995,769    16,193,915
       Units issued..................    1,173,329     1,693,913    10,643,759    11,308,939     1,963,354     3,649,488
       Units redeemed................   (2,482,174)   (2,858,842)  (11,030,153)  (11,071,173)   (3,674,798)   (2,847,634)
                                      ------------  ------------  ------------  ------------  ------------  ------------
    Units outstanding at end of
     period..........................    9,079,466    10,388,311     9,271,121     9,657,515    15,284,325    16,995,769
                                      ============  ============  ============  ============  ============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                               Morgan Stanley              Morgan Stanley            Morgan Stanley
                                             Variable Investment        Variable Investment        Variable Investment
                                           Series (Class Y Shares)    Series (Class Y Shares)    Series (Class Y Shares)
                                                 Sub-Account                Sub-Account                Sub-Account
                                         --------------------------  -------------------------  ------------------------
                                                S&P 500 Index                Strategist                 Utilities
                                              (Class Y Shares)            (Class Y Shares)          (Class Y Shares)
                                         --------------------------  -------------------------  ------------------------
                                             2007          2006          2007          2006         2007         2006
                                         ------------  ------------  ------------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............ $   (266,810) $   (456,672) $    699,967  $   659,020  $   (35,255) $    43,043
Net realized gains (losses).............    8,764,840     4,963,028    12,012,148    9,105,903    5,503,598      611,145
Change in unrealized gains (losses).....   (2,985,194)   15,181,098    (6,661,222)   1,879,094      (55,600)   4,655,700
                                         ------------  ------------  ------------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations.............................    5,512,836    19,687,454     6,050,893   11,644,017    5,412,743    5,309,888
                                         ------------  ------------  ------------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits................................      451,546     9,319,299       319,518    2,719,607       36,854       38,436
Benefit payments........................   (2,380,578)   (1,812,834)   (2,846,841)  (1,966,261)    (917,992)    (628,884)
Payments on termination.................  (20,361,108)  (16,745,815)  (13,932,444)  (8,126,688)  (6,270,041)  (2,594,871)
Contract maintenance charge.............     (286,500)     (290,984)     (109,815)    (104,758)     (26,524)     (28,207)
Transfers among the sub-accounts and
 with the Fixed Account--net............   (5,689,217)   (5,483,359)   (2,551,772)    (177,083)    (721,150)    (826,573)
Adjustment to net assets allocated to
 contract in payout period..............           --            --            --           --           --           --
                                         ------------  ------------  ------------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions..................  (28,265,857)  (15,013,693)  (19,121,354)  (7,655,183)  (7,898,853)  (4,040,099)
                                         ------------  ------------  ------------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS.................................  (22,753,021)    4,673,761   (13,070,461)   3,988,834   (2,486,110)   1,269,789
NET ASSETS AT BEGINNING OF
 PERIOD.................................  161,681,023   157,007,262    98,825,765   94,836,931   33,317,211   32,047,422
                                         ------------  ------------  ------------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD................................. $138,928,002  $161,681,023  $ 85,755,304  $98,825,765  $30,831,101  $33,317,211
                                         ============  ============  ============  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.............................   13,990,628    15,651,334     7,496,756    8,175,626    2,977,004    3,374,776
       Units issued.....................      824,445     1,635,053       553,462      874,831      313,996      237,136
       Units redeemed...................   (3,295,663)   (3,295,759)   (1,967,084)  (1,553,701)    (958,486)    (634,908)
                                         ------------  ------------  ------------  -----------  -----------  -----------
    Units outstanding at end of
     period.............................   11,519,410    13,990,628     6,083,134    7,496,756    2,332,514    2,977,004
                                         ============  ============  ============  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                  Neuberger & Berman  Neuberger & Berman
                                                  Advisors Management Advisors Management        Oppenheimer
                                                        Trust                Trust         Variable Account Funds
                                                     Sub-Account          Sub-Account            Sub-Account
                                                  -----------------   ------------------  ------------------------
                                                     AMT Mid-Cap                                 Oppenheimer
                                                        Growth           AMT Partners             Balanced
                                                  -----------------   ------------------  ------------------------
                                                    2007      2006      2007      2006        2007         2006
                                                  -------   --------  --------  --------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)..................... $  (110)  $   (276) $ (1,360) $ (1,279) $    84,368  $    83,867
Net realized gains (losses)......................      62     (3,238)   18,889    21,220      822,559      650,932
Change in unrealized gains (losses)..............   1,359      5,536    (6,998)   (5,453)    (712,340)      43,740
                                                  -------   --------  --------  --------  -----------  -----------
Increase (decrease) in net assets from
 operations......................................   1,311      2,022    10,531    14,488      194,587      778,539
                                                  -------   --------  --------  --------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits.........................................      --         --        --        --       25,498       41,650
Benefit payments.................................  (1,837)        --        --        --      (36,480)    (141,878)
Payments on termination..........................      --    (26,821)  (33,709)  (31,924)  (1,878,446)  (2,571,037)
Contract maintenance charge......................      (7)       (19)      (32)      (35)      (1,852)      (2,509)
Transfers among the sub-accounts and with the
 Fixed Account--net..............................      --         (1)    1,696       (34)    (461,660)    (485,595)
Adjustment to net assets allocated to contract in
 payout period...................................      --         --        --        --           --           --
                                                  -------   --------  --------  --------  -----------  -----------
Increase (decrease) in net assets from contract
 transactions....................................  (1,844)   (26,841)  (32,045)  (31,993)  (2,352,940)  (3,159,369)
                                                  -------   --------  --------  --------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..........................................    (533)   (24,819)  (21,514)  (17,505)  (2,158,353)  (2,380,830)
NET ASSETS AT BEGINNING OF
 PERIOD..........................................   6,818     31,637   141,701   159,206    8,116,498   10,497,328
                                                  -------   --------  --------  --------  -----------  -----------
NET ASSETS AT END OF PERIOD...................... $ 6,285   $  6,818  $120,187  $141,701  $ 5,958,145  $ 8,116,498
                                                  =======   ========  ========  ========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of period.....     432      2,259     9,201    11,420      582,617      807,868
       Units issued..............................     196         --       251        --       22,731       33,993
       Units redeemed............................    (297)    (1,827)   (2,199)   (2,219)    (187,088)    (259,244)
                                                  -------   --------  --------  --------  -----------  -----------
    Units outstanding at end of period...........     331        432     7,253     9,201      418,260      582,617
                                                  =======   ========  ========  ========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                              Oppenheimer              Oppenheimer              Oppenheimer
                                        Variable Account Funds   Variable Account Funds   Variable Account Funds
                                              Sub-Account              Sub-Account              Sub-Account
                                       ------------------------  ----------------------  ------------------------
                                              Oppenheimer                                       Oppenheimer
                                                Capital                Oppenheimer                Global
                                             Appreciation               Core Bond               Securities
                                       ------------------------  ----------------------  ------------------------
                                           2007         2006        2007        2006         2007         2006
                                       -----------  -----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss).......... $  (136,308) $  (128,539) $  154,822  $  180,504  $     2,046  $   (34,932)
Net realized gains (losses)...........     561,461      111,094      (3,506)    (13,439)   1,255,328    1,253,882
Change in unrealized gains
 (losses).............................   1,006,009      829,438     (32,057)     (9,636)    (647,266)     579,562
                                       -----------  -----------  ----------  ----------  -----------  -----------
Increase (decrease) in net assets from
 operations...........................   1,431,162      811,993     119,259     157,429      610,108    1,798,512
                                       -----------  -----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits..............................     127,221      164,250      35,931      29,680      144,922      114,637
Benefit payments......................    (244,600)     (75,415)     (8,318)    (12,669)     (78,122)     (42,487)
Payments on termination...............  (2,048,692)  (1,820,949)   (296,776)   (665,750)  (1,720,502)  (1,789,242)
Contract maintenance charge...........      (7,241)      (8,262)     (1,922)     (2,158)      (6,331)      (6,785)
Transfers among the sub-accounts
 and with the Fixed
 Account--net.........................    (611,984)    (255,029)    (29,455)    (51,604)     451,825       47,518
Adjustment to net assets allocated to
 contract in payout period............          --           --          --          --           --           --
                                       -----------  -----------  ----------  ----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions................  (2,785,296)  (1,995,405)   (300,540)   (702,501)  (1,208,208)  (1,676,359)
                                       -----------  -----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS...........................  (1,354,134)  (1,183,412)   (181,281)   (545,072)    (598,100)     122,153
NET ASSETS AT BEGINNING
 OF PERIOD............................  12,520,287   13,703,699   4,088,841   4,633,913   12,151,425   12,029,272
                                       -----------  -----------  ----------  ----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD............................... $11,166,153  $12,520,287  $3,907,560  $4,088,841  $11,553,325  $12,151,425
                                       ===========  ===========  ==========  ==========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning
     of period........................   1,170,736    1,367,640     294,833     347,149      635,242      731,408
       Units issued...................      80,995       63,147       9,616      10,399       87,170       67,680
       Units redeemed.................    (332,570)    (260,051)    (30,900)    (62,715)    (143,936)    (163,846)
                                       -----------  -----------  ----------  ----------  -----------  -----------
    Units outstanding at end of
     period...........................     919,161    1,170,736     273,549     294,833      578,476      635,242
                                       ===========  ===========  ==========  ==========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                               Oppenheimer              Oppenheimer              Oppenheimer
                                         Variable Account Funds   Variable Account Funds   Variable Account Funds
                                               Sub-Account              Sub-Account              Sub-Account
                                         ----------------------  ------------------------  ----------------------
                                                                                                 Oppenheimer
                                                                                                 Main Street
                                               Oppenheimer              Oppenheimer               Small Cap
                                               High Income              Main Street                Growth
                                         ----------------------  ------------------------  ----------------------
                                            2007        2006         2007         2006        2007        2006
                                         ----------  ----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............ $  110,423  $  117,015  $   (26,406) $   (19,475) $  (44,194) $  (54,165)
Net realized gains (losses).............     (2,942)         88      540,449      269,673     446,972     421,204
Change in unrealized gains (losses).....   (129,578)     31,377     (258,165)     847,716    (480,753)    224,374
                                         ----------  ----------  -----------  -----------  ----------  ----------
Increase (decrease) in net assets from
 operations.............................    (22,097)    148,480      255,878    1,097,914     (77,975)    591,413
                                         ----------  ----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits................................     10,381      21,473       21,842       31,131      64,387      41,088
Benefit payments........................    (16,222)       (656)     (94,324)    (150,690)     (8,127)    (94,810)
Payments on termination.................   (138,766)   (230,177)  (2,101,944)  (2,012,346)   (424,317)   (462,551)
Contract maintenance charge.............       (891)     (1,055)      (3,044)      (4,044)     (3,641)     (3,955)
Transfers among the sub-accounts and
 with the Fixed Account--net............      2,844     (12,566)    (178,121)     (70,768)   (296,390)    123,189
Adjustment to net assets allocated to
 contract in payout period..............         --          --           --           --          --          --
                                         ----------  ----------  -----------  -----------  ----------  ----------
Increase (decrease) in net assets from
 contract transactions..................   (142,654)   (222,981)  (2,355,591)  (2,206,717)   (668,088)   (397,039)
                                         ----------  ----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS.................................   (164,751)    (74,501)  (2,099,713)  (1,108,803)   (746,063)    194,374
NET ASSETS AT BEGINNING OF
 PERIOD.................................  1,907,988   1,982,489    8,285,507    9,394,310   4,715,826   4,521,452
                                         ----------  ----------  -----------  -----------  ----------  ----------
NET ASSETS AT END OF
 PERIOD................................. $1,743,237  $1,907,988  $ 6,185,794  $ 8,285,507  $3,969,763  $4,715,826
                                         ==========  ==========  ===========  ===========  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.............................    143,557     161,136      750,565      972,894     218,450     237,722
       Units issued.....................      5,903       6,620       23,220       60,367      10,110      30,899
       Units redeemed...................    (16,390)    (24,199)    (232,068)    (282,696)    (40,010)    (50,171)
                                         ----------  ----------  -----------  -----------  ----------  ----------
    Units outstanding at end of
     period.............................    133,070     143,557      541,717      750,565     188,550     218,450
                                         ==========  ==========  ===========  ===========  ==========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                                                                Oppenheimer
                                             Oppenheimer              Oppenheimer         Variable Account Funds
                                       Variable Account Funds   Variable Account Funds    (Service Class ("SC"))
                                             Sub-Account              Sub-Account               Sub-Account
                                       ----------------------  ------------------------  ------------------------
                                             Oppenheimer              Oppenheimer               Oppenheimer
                                             MidCap Fund            Strategic Bond             Balanced (SC)
                                       ----------------------  ------------------------  ------------------------
                                          2007        2006         2007         2006         2007         2006
                                       ----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).......... $  (33,706) $  (40,119) $   142,077  $   206,859  $   315,857  $   133,314
Net realized gains (losses)...........        645     (79,993)     192,203      134,319    3,808,906    2,244,461
Change in unrealized gains
 (losses).............................    148,582     153,661      178,334       42,276   (3,299,259)   1,248,274
                                       ----------  ----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations...........................    115,521      33,549      512,614      383,454      825,504    3,626,049
                                       ----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..............................      3,352       5,732       26,120       11,324      807,298    2,441,476
Benefit payments......................    (22,051)    (21,062)     (51,989)    (131,232)    (421,716)    (637,519)
Payments on termination...............   (462,282)   (411,606)  (1,622,296)  (1,521,032)  (4,102,444)  (2,611,389)
Contract maintenance charge...........       (802)     (1,065)      (1,527)      (1,855)    (129,454)    (129,797)
Transfers among the sub-accounts
 and with the Fixed
 Account--net.........................   (184,018)    (47,918)   1,290,522      292,564       77,585     (526,728)
Adjustment to net assets allocated to
 contract in payout period............         --          --           --           --           --           --
                                       ----------  ----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions................   (665,801)   (475,919)    (359,170)  (1,350,231)  (3,768,731)  (1,463,957)
                                       ----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS...............................   (550,280)   (442,370)     153,444     (966,777)  (2,943,227)   2,162,092
NET ASSETS AT BEGINNING
 OF PERIOD............................  2,481,061   2,923,431    6,284,982    7,251,759   42,540,857   40,378,765
                                       ----------  ----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD............................... $1,930,781  $2,481,061  $ 6,438,426  $ 6,284,982  $39,597,630  $42,540,857
                                       ==========  ==========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning
     of period........................    289,697     350,547      426,219      518,883    2,694,373    2,790,521
       Units issued...................     11,155      15,938      132,635       56,846      245,052      501,502
       Units redeemed.................    (93,229)    (76,788)    (153,535)    (149,510)    (477,033)    (597,650)
                                       ----------  ----------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period...........................    207,623     289,697      405,319      426,219    2,462,392    2,694,373
                                       ==========  ==========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                          Oppenheimer               Oppenheimer               Oppenheimer
                                    Variable Account Funds    Variable Account Funds    Variable Account Funds
                                    (Service Class ("SC"))    (Service Class ("SC"))    (Service Class ("SC"))
                                          Sub-Account               Sub-Account               Sub-Account
                                   ------------------------  ------------------------  ------------------------
                                          Oppenheimer                                         Oppenheimer
                                            Capital                 Oppenheimer                 Global
                                       Appreciation (SC)          Core Bond (SC)            Securities (SC)
                                   ------------------------  ------------------------  ------------------------
                                       2007         2006         2007         2006         2007         2006
                                   -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)...... $(1,314,718) $(1,080,727) $ 1,187,088  $   143,575  $  (208,133) $  (313,459)
Net realized gains (losses).......   3,051,850    1,041,753       16,138      (41,041)   4,705,312    4,056,767
Change in unrealized gains
 (losses).........................   7,655,208    4,300,852        5,061      689,784   (2,584,644)   2,170,402
                                   -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
 from operations..................   9,392,340    4,261,878    1,208,287      792,318    1,912,535    5,913,710
                                   -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits..........................   2,980,203   12,007,353   14,591,449   15,707,054    1,683,812    4,850,001
Benefit payments..................  (1,467,092)  (1,309,968)    (929,821)     (78,203)    (698,413)    (469,906)
Payments on termination...........  (6,966,552)  (5,530,625)  (2,654,664)    (877,570)  (4,309,268)  (2,412,621)
Contract maintenance charge.......    (254,761)    (225,536)    (131,269)     (26,840)    (112,155)    (106,662)
Transfers among the sub-accounts
 and with the Fixed
 Account--net.....................  (2,095,152)   1,912,439   11,764,725   10,160,078    2,011,306      201,885
Adjustment to net assets allocated
 to contract in payout period.....          --           --           --           --           --           --
                                   -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
 from contract transactions.......  (7,803,354)   6,853,663   22,640,420   24,884,519   (1,424,718)   2,062,697
                                   -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS.......................   1,588,986   11,115,541   23,848,707   25,676,837      487,817    7,976,407
NET ASSETS AT BEGINNING
 OF PERIOD........................  79,300,703   68,185,162   32,374,306    6,697,469   44,168,078   36,191,671
                                   -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD........................... $80,889,689  $79,300,703  $56,223,013  $32,374,306  $44,655,895  $44,168,078
                                   ===========  ===========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at
     beginning of period..........   5,620,805    5,122,406    3,076,290      657,772    2,040,446    1,930,885
       Units issued...............     794,632    1,982,787    2,993,517    3,155,439      621,776      702,441
       Units redeemed.............  (1,298,072)  (1,484,388)    (855,816)    (736,921)    (686,743)    (592,880)
                                   -----------  -----------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period.......................   5,117,365    5,620,805    5,213,991    3,076,290    1,975,479    2,040,446
                                   ===========  ===========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                          Oppenheimer                Oppenheimer                Oppenheimer
                                    Variable Account Funds     Variable Account Funds     Variable Account Funds
                                    (Service Class ("SC"))     (Service Class ("SC"))     (Service Class ("SC"))
                                          Sub-Account                Sub-Account                Sub-Account
                                   ------------------------  --------------------------  ------------------------
                                                                                                Oppenheimer
                                                                                                Main Street
                                          Oppenheimer                Oppenheimer                 Small Cap
                                       High Income (SC)           Main Street (SC)              Growth (SC)
                                   ------------------------  --------------------------  ------------------------
                                       2007         2006         2007          2006          2007         2006
                                   -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)...... $ 2,136,432  $ 2,192,178  $   (927,991) $   (747,854) $  (795,629) $  (815,894)
Net realized gains (losses).......     (71,035)     (72,762)    4,678,520     2,005,354    4,295,191    3,080,780
Change in unrealized gains
 (losses).........................  (2,816,151)     706,477      (432,171)   11,585,942   (4,868,815)   3,632,966
                                   -----------  -----------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets
 from operations..................    (750,754)   2,825,893     3,318,358    12,843,442   (1,369,253)   5,897,852
                                   -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits..........................   1,850,927    3,156,982     6,993,454    21,212,066    2,175,993    8,091,447
Benefit payments..................    (650,045)    (764,322)   (1,604,506)   (1,809,739)  (1,008,328)    (744,841)
Payments on termination...........  (4,933,368)  (3,221,752)  (10,982,662)   (6,555,943)  (4,573,513)  (2,776,580)
Contract maintenance charge.......    (137,464)    (139,294)     (388,903)     (317,967)    (187,611)    (167,373)
Transfers among the
 sub-accounts and with the
 Fixed Account--net...............     972,934      648,796    (1,111,461)    4,614,639   (1,742,459)   1,480,628
Adjustment to net assets
 allocated to contract in
 payout period....................          --           --            --            --           --           --
                                   -----------  -----------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets
 from contract transactions.......  (2,897,016)    (319,590)   (7,094,078)   17,143,056   (5,335,918)   5,883,281
                                   -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS.......................  (3,647,770)   2,506,303    (3,775,720)   29,986,498   (6,705,171)  11,781,133
NET ASSETS AT
 BEGINNING OF
 PERIOD...........................  40,761,249   38,254,946   117,037,426    87,050,928   55,314,677   43,533,544
                                   -----------  -----------  ------------  ------------  -----------  -----------
NET ASSETS AT END OF
 PERIOD........................... $37,113,479  $40,761,249  $113,261,706  $117,037,426  $48,609,506  $55,314,677
                                   ===========  ===========  ============  ============  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at
     beginning of period..........   2,718,511    2,742,761     7,324,466     6,155,200    2,635,661    2,340,368
       Units issued...............     392,551      594,513     1,116,116     2,835,136      442,526    1,017,086
       Units redeemed.............    (585,302)    (618,763)   (1,527,518)   (1,665,870)    (692,505)    (721,793)
                                   -----------  -----------  ------------  ------------  -----------  -----------
    Units outstanding at end of
     period.......................   2,525,760    2,718,511     6,913,064     7,324,466    2,385,682    2,635,661
                                   ===========  ===========  ============  ============  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                Oppenheimer                Oppenheimer               PIMCO
                                          Variable Account Funds     Variable Account Funds    Advisors Variable
                                          (Service Class ("SC"))     (Service Class ("SC"))     Insurance Trust
                                                Sub-Account                Sub-Account            Sub-Account
                                         ------------------------  --------------------------  ----------------
                                                Oppenheimer                Oppenheimer
                                             MidCap Fund (SC)          Strategic Bond (SC)      OpCap Balanced
                                         ------------------------  --------------------------  ----------------
                                             2007         2006         2007          2006        2007     2006
                                         -----------  -----------  ------------  ------------  -------  -------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............ $  (368,396) $  (354,411) $  2,461,019  $  2,939,206  $   (19) $   (65)
Net realized gains (losses).............   1,156,263      559,878     1,499,491       294,829      720      273
Change in unrealized gains (losses).....     237,809      (98,425)    6,369,872     3,583,649   (1,292)     648
                                         -----------  -----------  ------------  ------------  -------  -------
Increase (decrease) in net assets from
 operations.............................   1,025,676      107,042    10,330,382     6,817,684     (591)     856
                                         -----------  -----------  ------------  ------------  -------  -------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits................................   1,002,446    3,274,690     6,639,536    14,108,228       --       --
Benefit payments........................    (589,459)    (304,236)   (2,144,052)   (2,352,422)      --       --
Payments on termination.................  (2,145,316)  (1,251,108)  (11,818,478)   (8,722,625)    (136)      --
Contract maintenance charge.............     (75,016)     (67,691)     (424,412)     (391,360)     (16)     (20)
Transfers among the sub-accounts and
 with the Fixed Account--net............    (567,856)   1,162,354     2,257,586     9,045,709       69        3
Adjustment to net assets allocated to
 contract in payout period..............          --           --            --            --       --       --
                                         -----------  -----------  ------------  ------------  -------  -------
Increase (decrease) in net assets from
 contract transactions..................  (2,375,201)   2,814,009    (5,489,820)   11,687,530      (83)     (17)
                                         -----------  -----------  ------------  ------------  -------  -------
INCREASE (DECREASE) IN NET
 ASSETS.................................  (1,349,525)   2,921,051     4,840,562    18,505,214     (674)     839
NET ASSETS AT BEGINNING OF
 PERIOD.................................  22,453,432   19,532,381   132,951,330   114,446,116   10,216    9,377
                                         -----------  -----------  ------------  ------------  -------  -------
NET ASSETS AT END OF
 PERIOD................................. $21,103,907  $22,453,432  $137,791,892  $132,951,330  $ 9,542  $10,216
                                         ===========  ===========  ============  ============  =======  =======
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.............................   1,382,081    1,214,597     9,618,452     8,739,811      857      858
       Units issued.....................     223,468      439,444     1,650,949     2,987,348        6       --
       Units redeemed...................    (359,742)    (271,960)   (2,027,824)   (2,108,707)     (13)      (1)
                                         -----------  -----------  ------------  ------------  -------  -------
    Units outstanding at end of
     period.............................   1,245,807    1,382,081     9,241,577     9,618,452      850      857
                                         ===========  ===========  ============  ============  =======  =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                    PIMCO Advisors                PIMCO                    PIMCO
                                                    Variable Insurance Trust Variable Insurance Trust Variable Insurance Trust
                                                      Sub-Account              Sub-Account              Sub-Account
                                                    -----------------------  -----------------------  -----------------------
                                                    OpCap Small Cap           Foreign Bond              Money Market
                                                    -----------------------  -----------------------  -----------------------
                                                     2007         2006        2007         2006         2007        2006
                                                      ------       ------      ------       ------      -------      ------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)....................... $  (35)      $  (31)     $   55       $   44      $   510      $  272
Net realized gains (losses)........................    503          111         (36)          45           --          --
Change in unrealized gains (losses)................   (489)         321          10          (61)          --          --
                                                      ------       ------      ------       ------      -------      ------
Increase (decrease) in net assets from operations..    (21)         401          29           28          510         272
                                                      ------       ------      ------       ------      -------      ------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits...........................................     --           --         264           72           --          --
Benefit payments...................................     --           --          --           --           --          --
Payments on termination............................     --           --          --           --         (797)         --
Contract maintenance charge........................     (7)          (7)         (9)          (9)         (18)        (20)
Transfers among the sub-accounts and with the Fixed
 Account--net......................................      1            2         293          125       16,577          25
Adjustment to net assets allocated to contract in
 payout period.....................................     --           --          --           --           --          --
                                                      ------       ------      ------       ------      -------      ------
Increase (decrease) in net assets from contract
 transactions......................................     (6)          (5)        548          188       15,762           5
                                                      ------       ------      ------       ------      -------      ------
INCREASE (DECREASE) IN NET ASSETS..................    (27)         396         577          216       16,272         277
NET ASSETS AT BEGINNING OF PERIOD..................  2,209        1,813       2,744        2,528        9,178       8,901
                                                      ------       ------      ------       ------      -------      ------
NET ASSETS AT END OF PERIOD........................ $2,182       $2,209      $3,321       $2,744      $25,450      $9,178
                                                      ======       ======      ======       ======      =======      ======
UNITS OUTSTANDING
    Units outstanding at beginning of period.......    121          121         234          217          892         891
       Units issued................................     --           --          44           17        1,578           6
       Units redeemed..............................     --           --          --           --          (76)         (5)
                                                      ------       ------      ------       ------      -------      ------
    Units outstanding at end of period.............    121          121         278          234        2,394         892
                                                      ======       ======      ======       ======      =======      ======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                        PIMCO                       PIMCO                  PIMCO
                                                  Variable Insurance Trust Variable Insurance Trust Variable Insurance Trust
                                                     Sub-Account                 Sub-Account            Sub-Account
                                                  -----------------------  ----------------------   -----------------------
                                                                                  PIMCO VIT              PIMCO VIT
                                                                               Commodity Real             Emerging
                                                     PIMCO Total                   Return               Markets Bond
                                                       Return                     Strategy             (Admin Shares)
                                                  -----------------------  ----------------------   -----------------------
                                                    2007         2006         2007       2006 (af)     2007      2006 (af)
                                                    -------     -------    ----------   ----------   ---------   ---------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)..................... $   461      $   344     $   61,399   $   47,459  $  25,688    $  5,051
Net realized gains (losses)......................     (31)          77        (14,981)       5,707     18,777       5,632
Change in unrealized gains (losses)..............     558          (88)       388,199     (120,909)   (18,620)     10,969
                                                    -------     -------    ----------   ----------   ---------   --------
Increase (decrease) in net assets from
 operations......................................     988          333        434,617      (67,743)    25,845      21,652
                                                    -------     -------    ----------   ----------   ---------   --------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits.........................................   1,752        3,005        105,928      985,078     51,400     233,781
Benefit payments.................................      --           --         (8,428)          --    (15,479)         --
Payments on termination..........................      --       (1,077)       (92,410)      (9,373)  (117,069)     (3,063)
Contract maintenance charge......................     (18)         (18)       (10,438)      (1,981)    (2,819)       (335)
Transfers among the sub-accounts and with the
 Fixed Account--net..............................      92          (17)       136,006    1,127,607    340,245     205,883
Adjustment to net assets allocated to contract in
 payout period...................................      --           --             --           --         --          --
                                                    -------     -------    ----------   ----------   ---------   --------
Increase (decrease) in net assets from contract
 transactions....................................   1,826        1,893        130,658    2,101,331    256,278     436,266
                                                    -------     -------    ----------   ----------   ---------   --------
INCREASE (DECREASE) IN NET
 ASSETS..........................................   2,814        2,226        565,275    2,033,588    282,123     457,918
NET ASSETS AT BEGINNING OF
 PERIOD..........................................  12,548       10,322      2,033,588           --    457,918          --
                                                    -------     -------    ----------   ----------   ---------   --------
NET ASSETS AT END OF PERIOD...................... $15,362      $12,548     $2,598,863   $2,033,588  $ 740,041    $457,918
                                                    =======     =======    ==========   ==========   =========   ========
UNITS OUTSTANDING
    Units outstanding at beginning of period.....   1,061          893        214,244           --     42,786          --
       Units issued..............................     156          260         81,818      222,426     60,270      59,305
       Units redeemed............................      (4)         (92)       (69,936)      (8,182)   (36,613)    (16,519)
                                                    -------     -------    ----------   ----------   ---------   --------
    Units outstanding at end of period...........   1,213        1,061        226,126      214,244     66,443      42,786
                                                    =======     =======    ==========   ==========   =========   ========

--------
(af)For the period beginning May 1, 2006 and ended December 31, 2006

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                PIMCO                     PIMCO
                                       Variable Insurance Trust Variable Insurance Trust    Putnam Variable Trust
                                             Sub-Account               Sub-Account               Sub-Account
                                       ----------------------   ------------------------  ------------------------
                                           PIMCO VIT Real            PIMCO VIT Total             VT American
                                               Return                    Return                  Government
                                          (Advisor Shares)          (Advisor Shares)               Income
                                       ----------------------   ------------------------  ------------------------
                                          2007       2006 (af)      2007      2006 (af)       2007         2006
                                       ----------   ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss).......... $  180,869   $   17,137  $   581,093  $   121,021  $ 1,689,905  $ 1,496,871
Net realized gains (losses)...........     32,483       42,035       36,712       60,040     (318,479)    (539,710)
Change in unrealized gains
 (losses).............................    485,274      (71,786)     850,224       20,278    1,794,968      (82,313)
                                       ----------   ----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations...........................    698,626      (12,614)   1,468,029      201,339    3,166,394      874,848
                                       ----------   ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits..............................     38,307    1,019,042      432,172    7,145,563      151,440      133,505
Benefit payments......................         --       (4,719)    (140,116)    (121,607)  (1,144,777)    (959,410)
Payments on termination...............   (737,542)    (135,887)  (1,525,096)    (141,407)  (6,429,439)  (6,674,195)
Contract maintenance charge...........    (25,612)        (814)     (76,016)      (4,291)     (79,582)     (87,599)
Transfers among the sub-accounts
 and with the Fixed
 Account--net.........................  8,050,394      933,339   11,671,904    4,951,140    2,467,847     (141,939)
Adjustment to net assets allocated to
 contract in payout period............         --           --           --           --           --           --
                                       ----------   ----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions................  7,325,547    1,810,961   10,362,848   11,829,398   (5,034,511)  (7,729,638)
                                       ----------   ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS...........................  8,024,173    1,798,347   11,830,877   12,030,737   (1,868,117)  (6,854,790)
NET ASSETS AT BEGINNING
 OF PERIOD............................  1,798,347           --   12,030,737           --   49,819,258   56,674,048
                                       ----------   ----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD............................... $9,822,520   $1,798,347  $23,861,614  $12,030,737  $47,951,141  $49,819,258
                                       ==========   ==========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning
     of period........................    177,682           --    1,167,554           --    4,029,329    4,673,528
       Units issued...................    872,325      241,319    1,424,758    1,575,196      574,972      902,355
       Units redeemed.................   (154,972)     (63,637)    (423,142)    (407,642)    (973,195)  (1,546,554)
                                       ----------   ----------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period...........................    895,035      177,682    2,169,170    1,167,554    3,631,106    4,029,329
                                       ==========   ==========  ===========  ===========  ===========  ===========

--------
(af)For the period beginning May 1, 2006 and ended December 31, 2006

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                        Putnam Variable Trust     Putnam Variable Trust     Putnam Variable Trust
                                             Sub-Account               Sub-Account               Sub-Account
                                      ------------------------  ------------------------  ------------------------
                                             VT Capital                VT Capital               VT Discovery
                                            Appreciation              Opportunities                Growth
                                      ------------------------  ------------------------  ------------------------
                                          2007         2006         2007         2006         2007         2006
                                      -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)......... $  (194,932) $  (214,546) $  (119,378) $   (97,937) $  (236,126) $  (235,656)
Net realized gains (losses)..........   1,747,743    2,168,935      880,695      845,182    2,534,774      875,764
Change in unrealized gains
 (losses)............................  (2,696,015)    (266,950)  (1,594,153)     202,152     (861,456)     931,658
                                      -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
 from operations.....................  (1,143,204)   1,687,439     (832,836)     949,397    1,437,192    1,571,766
                                      -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits.............................      24,335       64,536       11,543       16,274      108,453       95,444
Benefit payments.....................    (265,679)    (300,512)     (46,302)     (42,730)    (135,656)    (176,525)
Payments on termination..............  (2,173,509)  (1,982,236)  (1,571,112)  (1,002,400)  (2,245,015)  (1,608,092)
Contract maintenance charge..........     (30,298)     (31,761)     (20,679)     (16,910)     (43,289)     (43,106)
Transfers among the sub-accounts
 and with the Fixed
 Account--net........................     440,908      (19,474)     501,228    1,967,151      179,470     (650,309)
Adjustment to net assets allocated
 to contract in payout period........          --           --           --           --           --           --
                                      -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
 from contract transactions..........  (2,004,243)  (2,269,447)  (1,125,322)     921,385   (2,136,037)  (2,382,588)
                                      -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS..........................  (3,147,447)    (582,008)  (1,958,158)   1,870,782     (698,845)    (810,822)
NET ASSETS AT BEGINNING
 OF PERIOD...........................  16,265,051   16,847,059    8,301,989    6,431,207   16,757,460   17,568,282
                                      -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.............................. $13,117,604  $16,265,051  $ 6,343,831  $ 8,301,989  $16,058,615  $16,757,460
                                      ===========  ===========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning
     of period.......................   1,670,037    1,917,485      446,172      392,880    2,971,261    3,413,222
       Units issued..................     214,086      345,488      216,914      296,953      335,023      313,785
       Units redeemed................    (415,869)    (592,936)    (280,640)    (243,661)    (686,109)    (755,746)
                                      -----------  -----------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period..........................   1,468,254    1,670,037      382,446      446,172    2,620,175    2,971,261
                                      ===========  ===========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                            Putnam Variable Trust      Putnam Variable Trust      Putnam Variable Trust
                                                 Sub-Account                Sub-Account                Sub-Account
                                         --------------------------  ------------------------  --------------------------
                                                                                                      VT The George
                                               VT Diversified                VT Equity                 Putnam Fund
                                                   Income                     Income                    of Boston
                                         --------------------------  ------------------------  --------------------------
                                             2007          2006          2007         2006         2007          2006
                                         ------------  ------------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............ $  2,908,027  $  3,751,655  $    (2,966) $   (61,773) $  2,787,193  $  2,513,104
Net realized gains (losses).............     (391,403)     (461,962)   3,793,442    1,684,155    23,457,249    13,093,672
Change in unrealized gains (losses).....     (449,213)      738,730   (3,068,540)   3,535,067   (26,346,702)    5,762,238
                                         ------------  ------------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets from
 operations.............................    2,067,411     4,028,423      721,936    5,157,449      (102,260)   21,369,014
                                         ------------  ------------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits................................      288,062       233,650       78,532       36,985     2,648,651     9,412,920
Benefit payments........................   (2,130,769)   (2,461,452)    (235,025)    (241,811)   (4,611,780)   (4,392,422)
Payments on termination.................  (17,181,337)  (11,234,981)  (7,337,656)  (3,686,618)  (32,497,991)  (29,835,742)
Contract maintenance charge.............     (111,418)     (116,666)     (68,536)     (55,389)     (380,151)     (392,598)
Transfers among the sub-accounts and
 with the Fixed Account--net............    4,618,144     5,714,029    5,261,761    7,083,429      (513,793)  (21,866,282)
Adjustment to net assets allocated to
 contract in payout period..............           --            --           --           --            --            --
                                         ------------  ------------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets from
 contract transactions..................  (14,517,318)   (7,865,420)  (2,300,924)   3,136,596   (35,355,064)  (47,074,124)
                                         ------------  ------------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS.................................  (12,449,907)   (3,836,997)  (1,578,988)   8,294,045   (35,457,324)  (25,705,110)
NET ASSETS AT BEGINNING OF
 PERIOD.................................   83,597,859    87,434,856   36,749,857   28,455,812   211,492,030   237,197,140
                                         ------------  ------------  -----------  -----------  ------------  ------------
NET ASSETS AT END OF
 PERIOD................................. $ 71,147,952  $ 83,597,859  $35,170,869  $36,749,857  $176,034,706  $211,492,030
                                         ============  ============  ===========  ===========  ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.............................    5,915,272     6,486,148    2,266,811    2,057,424    16,005,682    19,864,360
       Units issued.....................      905,770     1,415,438      553,751      877,704     1,700,532     5,119,145
       Units redeemed...................   (1,916,993)   (1,986,314)    (688,993)    (668,317)   (4,391,664)   (8,977,823)
                                         ------------  ------------  -----------  -----------  ------------  ------------
    Units outstanding at end of
     period.............................    4,904,049     5,915,272    2,131,569    2,266,811    13,314,550    16,005,682
                                         ============  ============  ===========  ===========  ============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                         Putnam Variable Trust     Putnam Variable Trust        Putnam Variable Trust
                                              Sub-Account               Sub-Account                  Sub-Account
                                       ------------------------  -------------------------  ----------------------------
                                            VT Global Asset              VT Global                  VT Growth and
                                              Allocation                   Equity                      Income
                                       ------------------------  -------------------------  ----------------------------
                                           2007         2006         2007          2006          2007           2006
                                       -----------  -----------  ------------  -----------  -------------  -------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).......... $  (512,710) $   479,085  $    440,824  $  (562,950) $    (193,485) $   1,091,909
Net realized gains (losses)...........   1,938,690      708,682      (936,945)  (2,561,120)    89,078,565     27,530,163
Change in unrealized gains
 (losses).............................    (657,885)   3,754,142     5,018,244   14,144,824   (119,833,523)    46,267,045
                                       -----------  -----------  ------------  -----------  -------------  -------------
Increase (decrease) in net assets from
 operations...........................     768,095    4,941,909     4,522,123   11,020,754    (30,948,443)    74,889,117
                                       -----------  -----------  ------------  -----------  -------------  -------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..............................   2,401,418    5,472,707       109,350       97,112      2,320,965      3,984,486
Benefit payments......................    (746,386)    (923,869)     (734,571)  (1,008,696)   (10,855,515)   (10,996,580)
Payments on termination...............  (7,774,512)  (4,272,755)  (10,366,033)  (5,571,451)   (89,920,624)   (71,871,853)
Contract maintenance charge...........    (121,596)     (89,825)     (115,819)    (110,645)      (872,387)      (963,347)
Transfers among the sub-accounts
 and with the Fixed
 Account--net.........................   3,443,697    7,100,422     1,267,012      716,069    (16,822,542)   (23,404,566)
Adjustment to net assets allocated to
 contract in payout period............          --           --            --           --             --             --
                                       -----------  -----------  ------------  -----------  -------------  -------------
Increase (decrease) in net assets from
 contract transactions................  (2,797,379)   7,286,680    (9,840,061)  (5,877,611)  (116,150,103)  (103,251,860)
                                       -----------  -----------  ------------  -----------  -------------  -------------
INCREASE (DECREASE) IN NET
 ASSETS...............................  (2,029,284)  12,228,589    (5,317,938)   5,143,143   (147,098,546)   (28,362,743)
NET ASSETS AT BEGINNING
 OF PERIOD............................  51,614,446   39,385,857    59,229,417   54,086,274    557,236,628    585,599,371
                                       -----------  -----------  ------------  -----------  -------------  -------------
NET ASSETS AT END OF
 PERIOD............................... $49,585,162  $51,614,446  $ 53,911,479  $59,229,417  $ 410,138,082  $ 557,236,628
                                       ===========  ===========  ============  ===========  =============  =============
UNITS OUTSTANDING
    Units outstanding at beginning
     of period........................   3,912,655    3,354,876     6,001,993    6,651,795     44,194,145     53,314,443
       Units issued...................   1,006,025    1,592,741       688,604      807,169      2,895,840      3,735,700
       Units redeemed.................  (1,254,759)  (1,034,962)   (1,575,031)  (1,456,971)   (12,182,998)   (12,855,998)
                                       -----------  -----------  ------------  -----------  -------------  -------------
    Units outstanding at end of
     period...........................   3,663,921    3,912,655     5,115,566    6,001,993     34,906,987     44,194,145
                                       ===========  ===========  ============  ===========  =============  =============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                           Putnam Variable Trust      Putnam Variable Trust       Putnam Variable Trust
                                                Sub-Account                Sub-Account                 Sub-Account
                                         ------------------------  --------------------------  --------------------------
                                                 VT Growth                  VT Health                    VT High
                                               Opportunities                Sciences                      Yield
                                         ------------------------  --------------------------  --------------------------
                                             2007         2006         2007          2006          2007          2006
                                         -----------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............ $  (267,277) $  (291,841) $   (354,223) $   (788,902) $  5,997,583  $  5,963,236
Net realized gains (losses).............    (883,737)  (1,658,024)    2,501,954     1,643,681      (328,328)     (533,536)
Change in unrealized gains (losses).....   1,952,659    3,355,481    (2,780,690)      (37,203)   (4,369,630)    2,753,335
                                         -----------  -----------  ------------  ------------  ------------  ------------
Increase (decrease) in net assets from
 operations.............................     801,645    1,405,616      (632,959)      817,576     1,299,625     8,183,035
                                         -----------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits................................      73,396       92,949       280,159       453,362     3,097,408     4,866,964
Benefit payments........................    (446,891)    (396,753)     (776,703)   (1,300,280)   (1,743,780)   (1,908,347)
Payments on termination.................  (3,342,273)  (2,057,295)   (9,938,353)   (7,743,123)  (13,448,577)  (11,300,303)
Contract maintenance charge.............     (42,414)     (47,772)     (149,863)     (176,545)     (218,543)     (215,895)
Transfers among the sub-accounts and
 with the Fixed Account--net............     (98,657)  (1,151,742)   (4,425,502)   (4,179,895)   (2,060,384)      344,601
Adjustment to net assets allocated to
 contract in payout period..............          --           --            --            --            --            --
                                         -----------  -----------  ------------  ------------  ------------  ------------
Increase (decrease) in net assets from
 contract transactions..................  (3,856,839)  (3,560,613)  (15,010,262)  (12,946,481)  (14,373,876)   (8,212,980)
                                         -----------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS.................................  (3,055,194)  (2,154,997)  (15,643,221)  (12,128,905)  (13,074,251)      (29,945)
NET ASSETS AT BEGINNING OF
 PERIOD.................................  20,995,299   23,150,296    67,226,521    79,355,426    97,206,720    97,236,665
                                         -----------  -----------  ------------  ------------  ------------  ------------
NET ASSETS AT END OF
 PERIOD................................. $17,940,105  $20,995,299  $ 51,583,300  $ 67,226,521  $ 84,132,469  $ 97,206,720
                                         ===========  ===========  ============  ============  ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.............................   4,517,470    5,332,050     5,444,668     6,508,299     6,642,058     7,309,655
       Units issued.....................     494,143      580,373       382,670       636,966       967,888     1,542,379
       Units redeemed...................  (1,296,917)  (1,394,953)   (1,553,031)   (1,700,597)   (1,972,816)   (2,209,976)
                                         -----------  -----------  ------------  ------------  ------------  ------------
    Units outstanding at end of
     period.............................   3,714,696    4,517,470     4,274,307     5,444,668     5,637,130     6,642,058
                                         ===========  ===========  ============  ============  ============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                          Putnam Variable Trust       Putnam Variable Trust      Putnam Variable Trust
                                               Sub-Account                 Sub-Account                Sub-Account
                                       --------------------------  --------------------------  -------------------------
                                                                                                           VT
                                                                               VT                    International
                                                                          International                Growth and
                                                VT Income                    Equity                      Income
                                       --------------------------  --------------------------  -------------------------
                                           2007          2006          2007          2006          2007          2006
                                       ------------  ------------  ------------  ------------  ------------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss).......... $  7,889,617  $  5,927,277  $  4,470,480  $ (2,697,577) $    300,261  $  (123,626)
Net realized gains (losses)...........     (218,844)     (509,297)   58,626,824    10,657,031    18,018,656    2,948,185
Change in unrealized gains
 (losses).............................      (90,225)      879,751   (40,153,403)   60,869,323   (14,035,621)  12,125,140
                                       ------------  ------------  ------------  ------------  ------------  -----------
Increase (decrease) in net assets from
 operations...........................    7,580,548     6,297,731    22,943,901    68,828,777     4,283,296   14,949,699
                                       ------------  ------------  ------------  ------------  ------------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits..............................    8,927,440    16,894,062     7,644,037    12,840,509       236,117      169,606
Benefit payments......................   (4,506,105)   (5,332,620)   (5,230,595)   (3,593,403)   (1,365,575)    (981,008)
Payments on termination...............  (29,054,568)  (24,459,450)  (52,375,938)  (29,916,834)  (14,185,142)  (7,344,267)
Contract maintenance charge...........     (485,702)     (446,974)     (665,207)     (564,893)     (140,501)    (121,973)
Transfers among the sub-accounts
 and with the Fixed
 Account--net.........................    4,226,682    12,683,838     9,660,748    16,503,315     2,884,402    9,022,804
Adjustment to net assets allocated to
 contract in payout period............           --            --            --            --            --           --
                                       ------------  ------------  ------------  ------------  ------------  -----------
Increase (decrease) in net assets from
 contract transactions................  (20,892,253)     (661,144)  (40,966,955)   (4,731,306)  (12,570,699)     745,162
                                       ------------  ------------  ------------  ------------  ------------  -----------
INCREASE (DECREASE) IN
 NET ASSETS...........................  (13,311,705)    5,636,587   (18,023,054)   64,097,471    (8,287,403)  15,694,861
NET ASSETS AT BEGINNING
 OF PERIOD............................  214,022,515   208,385,928   332,656,980   268,559,509    73,974,970   58,280,109
                                       ------------  ------------  ------------  ------------  ------------  -----------
NET ASSETS AT END OF
 PERIOD............................... $200,710,810  $214,022,515  $314,633,926  $332,656,980  $ 65,687,567  $73,974,970
                                       ============  ============  ============  ============  ============  ===========
UNITS OUTSTANDING
    Units outstanding at beginning
     of period........................   17,750,726    17,575,202    21,968,011    22,597,319     4,476,288    4,420,308
       Units issued...................    3,066,393     5,607,314     3,393,027     5,098,918       814,924    1,367,784
       Units redeemed.................   (4,667,836)   (5,431,790)   (6,199,008)   (5,728,226)   (1,518,050)  (1,311,804)
                                       ------------  ------------  ------------  ------------  ------------  -----------
    Units outstanding at end of
     period...........................   16,149,283    17,750,726    19,162,030    21,968,011     3,773,162    4,476,288
                                       ============  ============  ============  ============  ============  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                     Putnam Variable Trust      Putnam Variable Trust      Putnam Variable Trust
                                          Sub-Account                Sub-Account                Sub-Account
                                   ------------------------  --------------------------  ------------------------
                                              VT
                                         International
                                              New                                               VT Mid Cap
                                         Opportunities              VT Investors                   Value
                                   ------------------------  --------------------------  ------------------------
                                       2007         2006         2007          2006          2007         2006
                                   -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)...... $  (217,187) $   (28,349) $ (1,615,041) $ (1,606,866) $    13,151  $  (214,108)
Net realized gains (losses).......   3,437,488    1,696,110       707,770    (2,300,098)   2,527,037    1,496,127
Change in unrealized gains
 (losses).........................   1,244,562    6,683,064    (7,938,716)   23,613,015   (2,358,068)   1,082,688
                                   -----------  -----------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets
 from operations..................   4,464,863    8,350,825    (8,845,987)   19,706,051      182,120    2,364,707
                                   -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits..........................     153,256      201,750     1,318,138     4,148,088       62,598       60,733
Benefit payments..................    (496,054)    (637,944)   (3,022,675)   (3,645,028)    (156,522)    (139,365)
Payments on termination...........  (6,647,183)  (4,007,808)  (27,231,424)  (20,386,373)  (3,694,121)  (2,229,807)
Contract maintenance charge.......    (106,051)    (104,947)     (329,736)     (340,997)     (38,792)     (36,177)
Transfers among the
 sub-accounts and with the
 Fixed Account--net...............   1,249,115    1,655,235    (5,290,570)    2,837,281      329,726    3,946,788
Adjustment to net assets
 allocated to contract in
 payout period....................          --           --            --            --           --           --
                                   -----------  -----------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets
 from contract transactions.......  (5,846,917)  (2,893,714)  (34,556,267)  (17,387,029)  (3,497,111)   1,602,172
                                   -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS.......................  (1,382,054)   5,457,111   (43,402,254)    2,319,022   (3,314,991)   3,966,879
NET ASSETS AT
 BEGINNING OF
 PERIOD...........................  40,873,805   35,416,694   172,343,233   170,024,211   19,861,723   15,894,844
                                   -----------  -----------  ------------  ------------  -----------  -----------
NET ASSETS AT END OF
 PERIOD........................... $39,491,751  $40,873,805  $128,940,979  $172,343,233  $16,546,732  $19,861,723
                                   ===========  ===========  ============  ============  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at
     beginning of period..........   3,427,496    3,636,393    18,054,637    20,334,874    1,083,113      983,344
       Units issued...............     701,298    1,661,650     1,429,065     2,778,908      234,361      502,749
       Units redeemed.............  (1,076,181)  (1,870,547)   (5,091,027)   (5,059,145)    (417,684)    (402,980)
                                   -----------  -----------  ------------  ------------  -----------  -----------
    Units outstanding at end of
     period.......................   3,052,613    3,427,496    14,392,675    18,054,637      899,790    1,083,113
                                   ===========  ===========  ============  ============  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                      Putnam Variable Trust       Putnam Variable Trust       Putnam Variable Trust
                                           Sub-Account                 Sub-Account                 Sub-Account
                                   --------------------------  --------------------------  --------------------------
                                            VT Money                     VT New
                                             Market                   Opportunities               VT New Value
                                   --------------------------  --------------------------  --------------------------
                                       2007          2006          2007          2006          2007          2006
                                   ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)...... $  4,901,425  $  3,468,481  $ (1,426,134) $ (1,599,060) $   (637,934) $   (756,061)
Net realized gains (losses).......           --            --    (7,678,785)   (9,678,351)   25,846,276    18,588,341
Change in unrealized gains
 (losses).........................           --            --    13,827,773    19,006,110   (35,748,178)    7,875,714
                                   ------------  ------------  ------------  ------------  ------------  ------------
Increase (decrease) in net assets
 from operations..................    4,901,425     3,468,481     4,722,854     7,728,699   (10,539,836)   25,707,994
                                   ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits..........................    9,484,967    25,712,800       262,674       424,118     5,625,733    18,287,730
Benefit payments..................  (13,445,862)  (16,259,561)   (1,437,195)   (1,690,796)   (2,416,272)   (2,643,591)
Payments on termination...........  (52,267,509)  (27,637,506)  (16,227,089)  (12,006,356)  (27,349,327)  (17,475,579)
Contract maintenance charge.......     (475,483)     (378,776)     (256,495)     (285,795)     (467,718)     (413,760)
Transfers among the
 sub-accounts and with the
 Fixed Account--net...............   58,949,744    65,981,016    (5,080,946)   (6,199,881)   (1,758,201)    1,385,173
Adjustment to net assets allocated
 to contract in payout period.....           --            --            --            --            --            --
                                   ------------  ------------  ------------  ------------  ------------  ------------
Increase (decrease) in net assets
 from contract transactions.......    2,245,857    47,417,973   (22,739,051)  (19,758,710)  (26,365,785)     (860,027)
                                   ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS.......................    7,147,282    50,886,454   (18,016,197)  (12,030,011)  (36,905,621)   24,847,967
NET ASSETS AT
 BEGINNING OF
 PERIOD...........................  150,672,007    99,785,553   109,501,230   121,531,241   201,898,924   177,050,957
                                   ------------  ------------  ------------  ------------  ------------  ------------
NET ASSETS AT END OF
 PERIOD........................... $157,819,289  $150,672,007  $ 91,485,033  $109,501,230  $164,993,303  $201,898,924
                                   ============  ============  ============  ============  ============  ============
UNITS OUTSTANDING
    Units outstanding at
     beginning of period..........   14,482,366     9,814,723    13,160,813    15,595,461    11,866,775    11,845,936
       Units issued...............   16,714,326    21,252,701       652,580     1,235,037     1,693,274     3,112,962
       Units redeemed.............  (16,459,681)  (16,585,058)   (3,193,817)   (3,669,685)   (3,280,451)   (3,092,123)
                                   ------------  ------------  ------------  ------------  ------------  ------------
    Units outstanding at end of
     period.......................   14,737,011    14,482,366    10,619,576    13,160,813    10,279,598    11,866,775
                                   ============  ============  ============  ============  ============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                     Putnam Variable Trust      Putnam Variable Trust       Putnam Variable Trust
                                          Sub-Account                Sub-Account                 Sub-Account
                                   ------------------------  --------------------------  --------------------------
                                           VT OTC &
                                           Emerging                                             VT Small Cap
                                            Growth                   VT Research                    Value
                                   ------------------------  --------------------------  --------------------------
                                       2007         2006         2007          2006          2007          2006
                                   -----------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)...... $  (410,739) $  (416,671) $   (762,915) $   (721,372) $ (1,297,588) $ (1,878,308)
Net realized gains (losses).......  (2,264,003)  (3,051,591)    2,363,141       328,561    27,360,701    27,397,789
Change in unrealized gains
 (losses).........................   5,921,899    6,635,614    (1,452,534)    8,534,273   (44,399,126)   (1,552,239)
                                   -----------  -----------  ------------  ------------  ------------  ------------
Increase (decrease) in net assets
 from operations..................   3,247,157    3,167,352       147,692     8,141,462   (18,336,013)   23,967,242
                                   -----------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits..........................      47,692       91,118       156,804       211,836       474,621       573,350
Benefit payments..................    (445,903)    (404,229)   (1,003,955)   (1,410,110)   (2,185,668)   (1,895,516)
Payments on termination...........  (3,993,778)  (3,305,652)  (12,248,275)  (10,183,211)  (26,058,595)  (19,098,463)
Contract maintenance charge.......     (84,900)     (86,445)     (168,694)     (189,140)     (194,742)     (228,378)
Transfers among the
 sub-accounts and with the
 Fixed Account--net...............  (1,293,012)    (849,702)   (4,943,512)   (5,209,385)   (8,706,517)   (3,784,783)
Adjustment to net assets
 allocated to contract in
 payout period....................          --           --            --            --            --            --
                                   -----------  -----------  ------------  ------------  ------------  ------------
Increase (decrease) in net assets
 from contract transactions.......  (5,769,901)  (4,554,910)  (18,207,632)  (16,780,010)  (36,670,901)  (24,433,790)
                                   -----------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS.......................  (2,522,744)  (1,387,558)  (18,059,940)   (8,638,548)  (55,006,914)     (466,548)
NET ASSETS AT
 BEGINNING OF
 PERIOD...........................  29,517,870   30,905,428    84,867,780    93,506,328   164,020,480   164,487,028
                                   -----------  -----------  ------------  ------------  ------------  ------------
NET ASSETS AT END OF
 PERIOD........................... $26,995,126  $29,517,870  $ 66,807,840  $ 84,867,780  $109,013,566  $164,020,480
                                   ===========  ===========  ============  ============  ============  ============
UNITS OUTSTANDING
    Units outstanding at
     beginning of period..........   6,258,417    7,200,524     8,102,389     9,811,120     7,372,833     8,460,279
       Units issued...............     924,253      678,176       382,085       845,630       614,417     1,044,019
       Units redeemed.............  (2,011,082)  (1,620,283)   (2,032,873)   (2,554,361)   (2,238,480)   (2,131,465)
                                   -----------  -----------  ------------  ------------  ------------  ------------
    Units outstanding at end of
     period.......................   5,171,588    6,258,417     6,451,601     8,102,389     5,748,770     7,372,833
                                   ===========  ===========  ============  ============  ============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                     Putnam Variable Trust       Putnam Variable Trust       Putnam Variable Trust
                                          Sub-Account                 Sub-Account                 Sub-Account
                                   -------------------------  --------------------------  --------------------------
                                          VT Utilities
                                           Growth and
                                             Income                    VT Vista                   VT Voyager
                                   -------------------------  --------------------------  --------------------------
                                       2007          2006         2007          2006          2007          2006
                                   ------------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)...... $    165,491  $   750,950  $ (1,142,023) $ (1,328,285) $ (4,048,963) $ (4,310,021)
Net realized gains (losses).......    3,911,172      814,086       401,097      (932,388)  (16,146,309)  (26,327,164)
Change in unrealized gains
 (losses).........................    4,315,709    9,234,463     3,178,733     5,804,482    31,563,983    41,510,623
                                   ------------  -----------  ------------  ------------  ------------  ------------
Increase (decrease) in net assets
 from operations..................    8,392,372   10,799,499     2,437,807     3,543,809    11,368,711    10,873,438
                                   ------------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits..........................       67,621       88,433       246,191       675,696     1,377,936     5,945,334
Benefit payments..................     (880,072)  (1,577,655)   (1,219,601)   (1,070,685)   (4,702,256)   (5,701,842)
Payments on termination...........   (9,100,898)  (5,629,853)  (13,310,841)  (10,366,329)  (43,272,071)  (35,306,346)
Contract maintenance charge.......      (87,340)     (82,167)     (190,480)     (221,003)     (636,980)     (722,065)
Transfers among the
 sub-accounts and with the
 Fixed Account--net...............     (745,266)    (823,451)   (6,538,355)   (2,933,081)  (23,471,992)  (25,504,508)
Adjustment to net assets
 allocated to contract in payout
 period...........................           --           --            --            --            --            --
                                   ------------  -----------  ------------  ------------  ------------  ------------
Increase (decrease) in net assets
 from contract transactions.......  (10,745,955)  (8,024,693)  (21,013,086)  (13,915,402)  (70,705,363)  (61,289,427)
                                   ------------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS.......................   (2,353,583)   2,774,806   (18,575,279)  (10,371,593)  (59,336,652)  (50,415,989)
NET ASSETS AT
 BEGINNING OF
 PERIOD...........................   50,959,010   48,184,204    87,411,859    97,783,452   303,968,673   354,384,662
                                   ------------  -----------  ------------  ------------  ------------  ------------
NET ASSETS AT END OF
 PERIOD........................... $ 48,605,427  $50,959,010  $ 68,836,580  $ 87,411,859  $244,632,021  $303,968,673
                                   ============  ===========  ============  ============  ============  ============
UNITS OUTSTANDING
    Units outstanding at
     beginning of period..........    3,637,160    4,305,917     8,514,698     9,918,521    33,891,275    41,526,539
       Units issued...............      452,927      628,539       411,926     1,123,476     1,809,854     3,714,948
       Units redeemed.............   (1,158,067)  (1,297,296)   (2,398,328)   (2,527,299)   (9,458,657)  (11,350,212)
                                   ------------  -----------  ------------  ------------  ------------  ------------
    Units outstanding at end of
     period.......................    2,932,020    3,637,160     6,528,296     8,514,698    26,242,472    33,891,275
                                   ============  ===========  ============  ============  ============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                       Rydex            STI Classic               STI Classic
                                                  Variable Trust       Variable Trust           Variable Trust
                                                    Sub-Account         Sub-Account               Sub-Account
                                                  --------------  -----------------------  ------------------------
                                                                                                  STI Clasic
                                                                         STI Clasic                Large Cap
                                                                       Large Cap Core            Growth Stock
                                                     Rydex OTC        Equity Fund (o)              Fund (p)
                                                  --------------  -----------------------  ------------------------
                                                   2007    2006       2007        2006         2007         2006
                                                  ------  ------  -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)..................... $  (83) $  (63) $   (17,390) $  (12,493) $  (182,145) $  (279,631)
Net realized gains (losses)......................     15      58      653,061     580,082    1,340,567    1,067,397
Change in unrealized gains (losses)..............    902     232     (624,567)    118,347    1,015,809    1,232,470
                                                  ------  ------  -----------  ----------  -----------  -----------
Increase (decrease) in net assets from
 operations......................................    834     227       11,104     685,936    2,174,231    2,020,236
                                                  ------  ------  -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits.........................................  1,152   1,205       13,413      93,011      131,957      181,628
Benefit payments.................................     --      --      (54,747)    (19,271)    (530,924)    (717,553)
Payments on termination..........................     --    (441)  (1,496,643)   (872,240)  (6,361,336)  (8,332,825)
Contract maintenance charge......................     (6)     (5)      (5,163)     (5,801)     (10,066)     (12,001)
Transfers among the sub-accounts and with the
 Fixed Account--net..............................     --      (1)     169,350    (139,935)    (912,024)    (693,300)
Adjustment to net assets allocated to contract in
 payout period...................................     --      --           --          --           --           --
                                                  ------  ------  -----------  ----------  -----------  -----------
Increase (decrease) in net assets from contract
 transactions....................................  1,146     758   (1,373,790)   (944,236)  (7,682,393)  (9,574,051)
                                                  ------  ------  -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..........................................  1,980     985   (1,362,686)   (258,300)  (5,508,162)  (7,553,815)
NET ASSETS AT BEGINNING OF
 PERIOD..........................................  4,635   3,650    5,012,867   5,271,167   21,018,168   28,571,983
                                                  ------  ------  -----------  ----------  -----------  -----------
NET ASSETS AT END OF PERIOD...................... $6,615  $4,635  $ 3,650,181  $5,012,867  $15,510,006  $21,018,168
                                                  ======  ======  ===========  ==========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period......................................    354     291      366,980     444,147    1,120,381    1,599,353
       Units issued..............................     82      97       47,006      24,316       52,419       69,117
       Units redeemed............................     (1)    (34)    (145,130)   (101,483)    (417,863)    (548,089)
                                                  ------  ------  -----------  ----------  -----------  -----------
    Units outstanding at end of period...........    435     354      268,856     366,980      754,937    1,120,381
                                                  ======  ======  ===========  ==========  ===========  ===========

--------
(o)Previously known as STI Large Cap Relative Value
(p)Previously known as STI Capital Appreciation

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                             STI Classic               STI Classic               STI Classic
                                           Variable Trust            Variable Trust            Variable Trust
                                             Sub-Account               Sub-Account               Sub-Account
                                      ------------------------  ------------------------  ------------------------
                                                 STI                       STI                       STI
                                            International              Investment                 Large Cap
                                               Equity                  Grade Bond               Value Equity
                                      ------------------------  ------------------------  ------------------------
                                      2007 (j)(q)      2006       2007 (q)       2006         2007         2006
                                      -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)......... $     9,608  $    (9,882) $   189,432  $   301,834  $    17,835  $    (4,178)
Net realized gains (losses)..........   1,313,686      274,883      (76,221)     (25,339)   2,089,682    1,511,224
Change in unrealized gains
 (losses)............................  (1,042,650)     622,896         (265)     (10,388)  (1,438,636)   3,128,809
                                      -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
 from operations.....................     280,644      887,897      112,946      266,107      668,881    4,635,855
                                      -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits.............................      23,968      154,507       34,386      223,949       87,836      175,968
Benefit payments.....................     (17,687)     (18,907)     (41,853)    (224,377)    (551,823)    (624,816)
Payments on termination..............    (447,262)  (1,452,340)  (1,572,238)  (2,684,849)  (6,341,829)  (8,554,755)
Contract maintenance charge..........        (554)      (1,603)      (2,481)      (8,011)     (10,154)     (11,256)
Transfers among the sub-accounts
 and with the Fixed
 Account--net........................  (3,972,482)    (147,144)  (7,600,818)    (372,683)    (410,014)    (629,109)
Adjustment to net assets allocated
 to contract in payout period........          --           --           --           --           --           --
                                      -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
 from contract transactions..........  (4,414,017)  (1,465,487)  (9,183,004)  (3,065,971)  (7,225,984)  (9,643,968)
                                      -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS..........................  (4,133,373)    (577,590)  (9,070,058)  (2,799,864)  (6,557,103)  (5,008,113)
NET ASSETS AT BEGINNING
 OF PERIOD...........................   4,133,373    4,710,963    9,070,058   11,869,922   22,014,500   27,022,613
                                      -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.............................. $        --  $ 4,133,373  $        --  $ 9,070,058  $15,457,397  $22,014,500
                                      ===========  ===========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning
     of period.......................     230,244      320,524      689,496      900,143    1,011,308    1,457,862
       Units issued..................     181,684       18,619       82,104       66,826       56,161       58,621
       Units redeemed................    (411,928)    (108,899)    (771,600)    (277,473)    (356,711)    (505,175)
                                      -----------  -----------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period..........................          --      230,244           --      689,496      710,758    1,011,308
                                      ===========  ===========  ===========  ===========  ===========  ===========

--------
(j)On April 27, 2007 STI International Equity merged into Federated Prime Money Fund II
(q)For the period beginning January 1, 2007 and ended April 27, 2007

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                STI Classic               STI Classic               The Universal
                                              Variable Trust            Variable Trust        Institutional Funds, Inc.
                                                Sub-Account               Sub-Account                Sub-Account
                                         ------------------------  ------------------------  --------------------------
                                                STI Mid-Cap                   STI                  Van Kampen UIF
                                                Core Equity                Small Cap                  Emerging
                                                 Fund (r)                Value Equity              Markets Equity
                                         ------------------------  ------------------------  --------------------------
                                             2007         2006         2007         2006         2007          2006
                                         -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............ $   (90,170) $  (100,683) $   (59,204) $  (113,577) $   (780,936) $   (506,348)
Net realized gains (losses).............   1,537,700    1,114,077    2,636,696    3,627,372    18,870,282     8,818,934
Change in unrealized gains (losses).....  (1,061,753)    (201,482)  (2,331,112)  (2,081,522)    2,895,074     8,893,578
                                         -----------  -----------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets from
 operations.............................     385,777      811,912      246,380    1,432,273    20,984,420    17,206,164
                                         -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits................................      45,180       49,123      204,782      849,155       153,157       249,434
Benefit payments........................    (130,671)    (214,041)     (56,719)     (77,550)   (1,288,624)   (1,099,232)
Payments on termination.................  (2,575,040)  (2,554,169)  (2,506,787)  (2,697,982)  (13,550,815)  (10,589,550)
Contract maintenance charge.............      (3,549)      (4,244)      (9,913)      (7,935)      (17,131)      (18,238)
Transfers among the sub-accounts and
 with the Fixed Account--net............    (351,472)    (229,497)      60,656     (144,105)   (2,705,129)    3,246,524
Adjustment to net assets allocated to
 contract in payout period..............          --           --           --           --            --            --
                                         -----------  -----------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets from
 contract transactions..................  (3,015,552)  (2,952,828)  (2,307,981)  (2,078,417)  (17,408,542)   (8,211,062)
                                         -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS.................................  (2,629,775)  (2,140,916)  (2,061,601)    (646,144)    3,575,878     8,995,102
NET ASSETS AT BEGINNING OF
 PERIOD.................................   8,465,017   10,605,933   10,021,419   10,667,563    63,047,185    54,052,083
                                         -----------  -----------  -----------  -----------  ------------  ------------
NET ASSETS AT END OF
 PERIOD................................. $ 5,835,242  $ 8,465,017  $ 7,959,818  $10,021,419  $ 66,623,063  $ 63,047,185
                                         ===========  ===========  ===========  ===========  ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.............................     480,442      639,429      439,344      526,460     3,269,652     3,778,024
       Units issued.....................      30,777       38,545       48,028       94,840       574,683     1,030,062
       Units redeemed...................    (179,879)    (197,532)    (136,527)    (181,956)   (1,342,375)   (1,538,434)
                                         -----------  -----------  -----------  -----------  ------------  ------------
    Units outstanding at end of
     period.............................     331,340      480,442      350,845      439,344     2,501,960     3,269,652
                                         ===========  ===========  ===========  ===========  ============  ============

--------
(r)Previously known as STI Mid-Cap Equity

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                 The Universal             The Universal          The Universal
                                           Institutional Funds, Inc.  Institutional Funds, Inc. Institutional Funds,
                                                  Sub-Account               Sub-Account          Inc. Sub-Account
                                          --------------------------  ------------------------  -------------------
                                                                                                  Van Kampen UIF
                                                Van Kampen UIF            Van Kampen UIF           Global Value
                                                 Equity Growth             Fixed Income               Equity
                                          --------------------------  ------------------------  -------------------
                                              2007          2006         2007         2006        2007       2006
                                          ------------  ------------  ----------   ----------   --------   -------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   (916,647) $   (976,586) $   38,781   $   50,095   $    226   $    97
Net realized gains (losses)..............    3,465,482       760,139       4,479       11,681      8,233     2,258
Change in unrealized gains (losses)......    7,787,781     1,325,591      26,766      (22,093)    (5,150)    6,505
                                          ------------  ------------  ----------   ----------   --------   -------
Increase (decrease) in net assets from
 operations..............................   10,336,616     1,109,144      70,026       39,683      3,309     8,860
                                          ------------  ------------  ----------   ----------   --------   -------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      309,987       434,447          --          600         --        --
Benefit payments.........................   (1,290,080)   (1,455,169)     (6,235)     (16,529)        --        --
Payments on termination..................  (10,218,776)   (9,685,751)   (130,700)    (341,293)   (14,445)   (1,257)
Contract maintenance charge..............      (71,241)      (78,667)       (346)        (409)       (61)      (59)
Transfers among the sub-accounts and with
 the Fixed Account--net..................   (2,129,068)      588,673     (23,228)      73,003      6,667       (39)
Adjustment to net assets allocated to
 contract in payout period...............           --            --          --           --         --        --
                                          ------------  ------------  ----------   ----------   --------   -------
Increase (decrease) in net assets from
 contract transactions...................  (13,399,178)  (10,196,467)   (160,509)    (284,628)    (7,839)   (1,355)
                                          ------------  ------------  ----------   ----------   --------   -------
INCREASE (DECREASE) IN NET
 ASSETS..................................   (3,062,562)   (9,087,323)    (90,483)    (244,945)    (4,530)    7,505
NET ASSETS AT BEGINNING OF
 PERIOD..................................   58,188,938    67,276,261   1,863,307    2,108,252     54,227    46,722
                                          ------------  ------------  ----------   ----------   --------   -------
NET ASSETS AT END OF PERIOD.............. $ 55,126,376  $ 58,188,938  $1,772,824   $1,863,307   $ 49,697   $54,227
                                          ============  ============  ==========   ==========   ========   =======
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    5,948,484     7,009,647     151,332      174,805      3,871     3,976
       Units issued......................      601,850     1,154,808       3,407        6,467        408        --
       Units redeemed....................   (1,802,428)   (2,215,971)    (15,766)     (29,940)      (961)     (105)
                                          ------------  ------------  ----------   ----------   --------   -------
    Units outstanding at end of period...    4,747,906     5,948,484     138,973      151,332      3,318     3,871
                                          ============  ============  ==========   ==========   ========   =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                           The Universal                  The Universal             The Universal
                                          Institutional Funds, Inc. Institutional Funds, Inc. Institutional Funds, Inc.
                                            Sub-Account                    Sub-Account               Sub-Account
                                          ------------------------  ------------------------  ------------------------
                                                                         Van Kampen UIF
                                           Van Kampen UIF                 International            Van Kampen UIF
                                             High Yield                      Magnum                Mid Cap Growth
                                          ------------------------  ------------------------  ------------------------
                                           2007          2006           2007         2006         2007         2006
                                            ------       -------    -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  648       $   549      $   (69,380) $  (566,414) $  (655,904) $  (689,729)
Net realized gains (losses)..............    179        (4,037)       6,995,310    4,693,661    5,925,571    5,343,664
Change in unrealized gains (losses)......   (610)        4,057       (2,006,449)   3,729,396    2,036,135   (1,984,782)
                                            ------       -------    -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................    217           569        4,919,481    7,856,643    7,305,802    2,669,153
                                            ------       -------    -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................    176            48           59,454      243,770       61,588      293,797
Benefit payments.........................     --            --         (753,553)    (554,489)    (913,368)    (614,118)
Payments on termination..................   (235)           --       (7,942,540)  (5,426,384)  (7,731,699)  (6,008,822)
Contract maintenance charge..............    (14)          (17)         (11,273)     (12,319)      (9,360)     (11,140)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    113            37        1,573,457    3,951,152     (638,528)   2,642,360
Adjustment to net assets allocated to
 contract in payout period...............     --            --               --           --           --           --
                                            ------       -------    -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................     40            68       (7,074,455)  (1,798,270)  (9,231,367)  (3,697,923)
                                            ------       -------    -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................    257           637       (2,154,974)   6,058,373   (1,925,565)  (1,028,770)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  8,727         8,090       40,738,522   34,680,149   40,057,080   41,085,850
                                            ------       -------    -----------  -----------  -----------  -----------
NET ASSETS AT END OF PERIOD.............. $8,984       $ 8,727      $38,583,548  $40,738,522  $38,131,515  $40,057,080
                                            ======       =======    ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    641           636        3,317,377    3,464,574    2,642,285    2,911,403
       Units issued......................     21             6          533,810      885,196      370,367      786,090
       Units redeemed....................    (18)           (1)      (1,054,537)  (1,032,393)    (927,282)  (1,055,208)
                                            ------       -------    -----------  -----------  -----------  -----------
    Units outstanding at end of period...    644           641        2,796,650    3,317,377    2,085,370    2,642,285
                                            ======       =======    ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                             The Universal               The Universal           The Universal
                                       Institutional Funds, Inc.   Institutional Funds, Inc.  Institutional Funds, Inc.
                                              Sub-Account                 Sub-Account             Sub-Account
                                      --------------------------  --------------------------  ------------------------
                                            Van Kampen UIF              Van Kampen UIF
                                             U.S. Mid Cap                  U.S. Real            Van Kampen UIF
                                                 Value                      Estate                   Value
                                      --------------------------  --------------------------  ------------------------
                                          2007          2006          2007          2006        2007         2006
                                      ------------  ------------  ------------  ------------   --------     --------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)......... $ (1,389,434) $ (1,913,173) $   (395,737) $   (392,149) $    503     $    517
Net realized gains (losses)..........   23,909,137    23,829,644    15,403,902    13,558,564    35,657       43,894
Change in unrealized gains
 (losses)............................  (13,719,771)    1,819,454   (26,369,714)    9,609,829   (45,909)       2,299
                                      ------------  ------------  ------------  ------------   --------     --------
Increase (decrease) in net assets
 from operations.....................    8,799,932    23,735,925   (11,361,549)   22,776,244    (9,749)      46,710
                                      ------------  ------------  ------------  ------------   --------     --------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits.............................      292,438       528,121       126,004       239,305        --           --
Benefit payments.....................   (2,296,562)   (2,124,635)   (1,140,748)   (1,442,912)  (17,796)          --
Payments on termination..............  (24,544,311)  (18,558,759)  (14,073,573)  (12,191,427)  (45,949)     (52,354)
Contract maintenance charge..........      (94,569)     (100,516)      (16,583)      (20,556)     (120)        (174)
Transfers among the sub-accounts
 and with the Fixed
 Account--net........................   (6,649,644)     (609,860)   (6,437,317)     (580,611)  (15,951)       1,149
Adjustment to net assets allocated to
 contract in payout period...........           --            --            --            --        --           --
                                      ------------  ------------  ------------  ------------   --------     --------
Increase (decrease) in net assets
 from contract transactions..........  (33,292,648)  (20,865,649)  (21,542,217)  (13,996,201)  (79,816)     (51,379)
                                      ------------  ------------  ------------  ------------   --------     --------
INCREASE (DECREASE) IN
 NET ASSETS..........................  (24,492,716)    2,870,276   (32,903,766)    8,780,043   (89,565)      (4,669)
NET ASSETS AT BEGINNING
 OF PERIOD...........................  141,489,131   138,618,855    79,513,161    70,733,118   342,010      346,679
                                      ------------  ------------  ------------  ------------   --------     --------
NET ASSETS AT END OF
 PERIOD.............................. $116,996,415  $141,489,131  $ 46,609,395  $ 79,513,161  $252,445     $342,010
                                      ============  ============  ============  ============   ========     ========
UNITS OUTSTANDING
    Units outstanding at beginning
     of period.......................    9,904,008    11,514,149     2,396,508     2,894,820    22,196       25,837
       Units issued..................      844,636     1,389,167       217,708       445,890     1,682          399
       Units redeemed................   (3,022,923)   (2,999,308)     (887,871)     (944,202)   (6,613)      (4,040)
                                      ------------  ------------  ------------  ------------   --------     --------
    Units outstanding at end of
     period..........................    7,725,721     9,904,008     1,726,345     2,396,508    17,265       22,196
                                      ============  ============  ============  ============   ========     ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                   The Universal Institutional The Universal Institutional The Universal Institutional
                                    Funds, Inc. (Class II)      Funds, Inc. (Class II)      Funds, Inc. (Class II)
                                          Sub-Account                 Sub-Account                 Sub-Account
                                   --------------------------  --------------------------  --------------------------
                                        Van Kampen UIF              Van Kampen UIF              Van Kampen UIF
                                           Emerging                    Emerging                   Equity and
                                    Markets Debt (Class II)    Markets Equity (Class II)       Income (Class II)
                                   --------------------------  --------------------------  --------------------------
                                       2007          2006          2007          2006          2007          2006
                                   -----------   -----------   -----------   -----------   -----------   -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)...... $ 1,648,176   $ 1,999,653   $  (482,862)  $  (266,743)  $   131,775   $  (357,167)
Net realized gains (losses).......     964,183       575,257     7,942,219     1,778,274     4,199,402     2,973,316
Change in unrealized gains
 (losses).........................  (1,242,001)     (146,605)    4,838,731     6,888,338    (2,806,181)    5,208,177
                                   -----------   -----------   -----------   -----------   -----------   -----------
Increase (decrease) in net assets
 from operations..................   1,370,358     2,428,305    12,298,088     8,399,869     1,524,996     7,824,326
                                   -----------   -----------   -----------   -----------   -----------   -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits..........................   1,148,845     3,280,270       154,221     5,296,424     3,293,524    14,385,394
Benefit payments..................    (271,346)     (184,157)     (495,274)     (136,711)   (1,700,401)   (1,640,127)
Payments on termination...........  (2,918,636)   (1,408,025)   (3,350,307)   (1,499,562)   (6,521,807)   (4,080,596)
Contract maintenance charge.......    (109,152)     (101,367)     (149,797)     (103,277)     (202,440)     (157,600)
Transfers among the sub-accounts
 and with the Fixed
 Account--net.....................    (133,539)      130,236    (1,722,916)    1,640,645     1,563,592     8,636,036
Adjustment to net assets allocated
 to contract in payout period.....          --            --            --            --            --            --
                                   -----------   -----------   -----------   -----------   -----------   -----------
Increase (decrease) in net assets
 from contract transactions.......  (2,283,828)    1,716,957    (5,564,073)    5,197,519    (3,567,532)   17,143,107
                                   -----------   -----------   -----------   -----------   -----------   -----------
INCREASE (DECREASE) IN
 NET ASSETS.......................    (913,470)    4,145,262     6,734,015    13,597,388    (2,042,536)   24,967,433
NET ASSETS AT BEGINNING
 OF PERIOD........................  29,699,057    25,553,795    34,945,258    21,347,870    83,763,314    58,795,881
                                   -----------   -----------   -----------   -----------   -----------   -----------
NET ASSETS AT END OF
 PERIOD........................... $28,785,587   $29,699,057   $41,679,273   $34,945,258   $81,720,778   $83,763,314
                                   ===========   ===========   ===========   ===========   ===========   ===========
UNITS OUTSTANDING
    Units outstanding at
     beginning of period..........   1,754,748     1,663,103     1,095,016       902,850     6,060,607     4,724,767
       Units issued...............     279,929       492,525       122,643       390,017     1,372,871     3,989,162
       Units redeemed.............    (423,185)     (400,880)     (272,590)     (197,851)   (1,575,468)   (2,653,322)
                                   -----------   -----------   -----------   -----------   -----------   -----------
    Units outstanding at end of
     period.......................   1,611,492     1,754,748       945,069     1,095,016     5,858,010     6,060,607
                                   ===========   ===========   ===========   ===========   ===========   ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                   The Universal Institutional The Universal Institutional The Universal Institutional
                                    Funds, Inc. (Class II)       Funds, Inc. (Class II)    Funds, Inc. (Class II)
                                          Sub-Account                  Sub-Account               Sub-Account
                                   --------------------------  --------------------------  --------------------------
                                                                     Van Kampen UIF            Van Kampen UIF
                                        Van Kampen UIF                   Global                 Int'l Growth
                                   Equity Growth (Class II)       Franchise (Class II)        Equity (Class II)
                                   --------------------------  --------------------------  --------------------------
                                       2007          2006          2007          2006         2007        2006 (ah)
                                   -----------   -----------   ------------  ------------   ----------    ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)...... $  (305,321)  $  (324,622)  $ (2,028,160) $   (257,268) $  (72,211)   $  (16,501)
Net realized gains (losses).......   1,419,511       819,551     14,667,921     4,042,433     241,110        13,773
Change in unrealized gains
 (losses).........................   2,222,472      (214,105)    (3,583,434)   13,184,322     344,536       377,889
                                   -----------   -----------   ------------  ------------   ----------    ----------
Increase (decrease) in net assets
 from operations..................   3,336,662       280,824      9,056,327    16,969,487     513,435       375,161
                                   -----------   -----------   ------------  ------------   ----------    ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits..........................     145,375       738,261      6,840,725    22,426,308     159,388     2,694,057
Benefit payments..................    (323,329)     (678,927)    (1,534,229)   (1,130,074)    (41,399)     (102,096)
Payments on termination...........  (1,818,628)   (1,544,613)   (10,034,933)   (5,243,293)   (257,608)      (12,353)
Contract maintenance charge.......     (41,702)      (45,463)      (395,157)     (304,664)    (22,933)       (1,734)
Transfers among the sub-accounts
 and with the Fixed
 Account--net.....................  (1,402,915)     (296,095)     1,290,073     6,950,360   1,096,018       811,891
Adjustment to net assets allocated
 to contract in payout period.....          --            --             --            --          --            --
                                   -----------   -----------   ------------  ------------   ----------    ----------
Increase (decrease) in net assets
 from contract transactions.......  (3,441,199)   (1,826,837)    (3,833,521)   22,698,637     933,466     3,389,765
                                   -----------   -----------   ------------  ------------   ----------    ----------
INCREASE (DECREASE) IN
 NET ASSETS.......................    (104,537)   (1,546,013)     5,222,806    39,668,124   1,446,901     3,764,926
NET ASSETS AT BEGINNING
 OF PERIOD........................  18,809,068    20,355,081    113,948,468    74,280,344   3,764,926            --
                                   -----------   -----------   ------------  ------------   ----------    ----------
NET ASSETS AT END OF
 PERIOD........................... $18,704,531   $18,809,068   $119,171,274  $113,948,468  $5,211,827    $3,764,926
                                   ===========   ===========   ============  ============   ==========    ==========
UNITS OUTSTANDING
    Units outstanding at
     beginning of period..........   1,384,951     1,530,368      6,893,393     5,283,768     350,835            --
       Units issued...............     154,318       516,487      1,374,811     2,799,723     216,934       416,473
       Units redeemed.............    (393,533)     (661,904)    (1,538,990)   (1,190,098)   (135,179)      (65,638)
                                   -----------   -----------   ------------  ------------   ----------    ----------
    Units outstanding at end of
     period.......................   1,145,736     1,384,951      6,729,214     6,893,393     432,590       350,835
                                   ===========   ===========   ============  ============   ==========    ==========

--------
(ah)For the period beginning March 1, 2006, and ending December 31, 2006

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                   The Universal Institutional The Universal Institutional The Universal Institutional
                                    Funds, Inc. (Class II)      Funds, Inc. (Class II)      Funds, Inc. (Class II)
                                          Sub-Account                 Sub-Account                 Sub-Account
                                   --------------------------  --------------------------  --------------------------
                                                                    Van Kampen UIF              Van Kampen UIF
                                        Van Kampen UIF               Small Company               U.S. Mid Cap
                                   Mid Cap Growth (Class II)       Growth (Class II)           Value (Class II)
                                   --------------------------  --------------------------  --------------------------
                                       2007       2006 (af)        2007          2006          2007          2006
                                   -----------   -----------   -----------   -----------   -----------   -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)...... $  (982,088)  $  (715,142)  $  (443,467)  $  (483,345)  $  (934,962)  $(1,058,192)
Net realized gains (losses).......   5,322,413     3,712,719     3,668,044     3,211,792    11,429,363    10,092,338
Change in unrealized gains
 (losses).........................   6,223,096       167,943    (2,755,794)     (146,114)   (5,498,773)    3,425,243
                                   -----------   -----------   -----------   -----------   -----------   -----------
Increase (decrease) in net assets
 from operations..................  10,563,421     3,165,520       468,783     2,582,333     4,995,628    12,459,389
                                   -----------   -----------   -----------   -----------   -----------   -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits..........................   7,477,773    11,276,357       301,151     1,353,937     4,594,124    12,221,679
Benefit payments..................  (1,934,658)     (323,179)     (330,458)     (484,666)   (1,227,063)   (1,200,360)
Payments on termination...........  (4,476,608)   (2,661,477)   (4,218,947)   (1,928,363)   (8,441,754)   (4,141,843)
Contract maintenance charge.......    (206,890)     (138,748)      (89,111)     (100,052)     (296,034)     (248,975)
Transfers among the sub-accounts
 and with the Fixed
 Account--net.....................   1,756,905     3,273,120      (538,557)   (1,299,785)   (1,110,279)    1,400,028
Adjustment to net assets allocated
 to contract in payout period.....          --            --            --            --            --            --
                                   -----------   -----------   -----------   -----------   -----------   -----------
Increase (decrease) in net assets
 from contract transactions.......   2,616,522    11,426,073    (4,875,922)   (2,458,929)   (6,481,006)    8,030,529
                                   -----------   -----------   -----------   -----------   -----------   -----------
INCREASE (DECREASE) IN
 NET ASSETS.......................  13,179,943    14,591,593    (4,407,139)      123,404    (1,485,378)   20,489,918
NET ASSETS AT BEGINNING
 OF PERIOD........................  49,626,832    35,035,239    27,590,958    27,467,554    81,291,108    60,801,190
                                   -----------   -----------   -----------   -----------   -----------   -----------
NET ASSETS AT END OF
 PERIOD........................... $62,806,775   $49,626,832   $23,183,819   $27,590,958   $79,805,730   $81,291,108
                                   ===========   ===========   ===========   ===========   ===========   ===========
UNITS OUTSTANDING
    Units outstanding at
     beginning of period..........   3,034,858     1,948,644     1,424,812     1,559,590     4,424,664     3,854,542
       Units issued...............   1,530,141     1,785,201       140,505       321,968       712,527     1,541,930
       Units redeemed.............    (977,617)     (698,987)     (383,222)     (456,746)     (954,135)     (971,808)
                                   -----------   -----------   -----------   -----------   -----------   -----------
    Units outstanding at end of
     period.......................   3,587,382     3,034,858     1,182,095     1,424,812     4,183,056     4,424,664
                                   ===========   ===========   ===========   ===========   ===========   ===========

--------
(af)For the period beginning May 1, 2006 and ended December 31, 2006

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                   The Universal Institutional       Van Kampen Life           Van Kampen Life
                                     Funds, Inc. (Class II)         Investment Trust          Investment Trust
                                           Sub-Account                 Sub-Account               Sub-Account
                                   --------------------------  --------------------------  ----------------------
                                         Van Kampen UIF
                                            U.S. Real
                                        Estate (Class II)             LIT Comstock             LIT Government
                                   --------------------------  --------------------------  ----------------------
                                       2007          2006          2007          2006         2007        2006
                                   ------------  ------------  ------------  ------------  ----------  ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)...... $   (783,977) $   (692,383) $    414,870  $     56,357  $   53,943  $   47,178
Net realized gains (losses).......   16,282,424    12,611,326     7,720,219    10,525,160         (57)     (8,050)
Change in unrealized gains
 (losses).........................  (36,024,311)   19,161,802   (10,315,466)    3,962,999      32,771       3,042
                                   ------------  ------------  ------------  ------------  ----------  ----------
Increase (decrease) in net assets
 from operations..................  (20,525,864)   31,080,745    (2,180,377)   14,544,516      86,657      42,170
                                   ------------  ------------  ------------  ------------  ----------  ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits..........................    6,592,025    12,858,347       123,133       343,491       4,710      29,500
Benefit payments..................   (2,093,109)     (894,450)   (2,813,838)   (1,960,309)    (29,223)     (5,751)
Payments on termination...........  (11,071,384)   (5,647,992)  (21,194,264)  (22,266,296)   (334,413)   (454,189)
Contract maintenance charge.......     (379,738)     (363,065)      (36,814)      (44,679)       (709)       (852)
Transfers among the
 sub-accounts and with the
 Fixed Account--net...............   (2,695,103)   (6,005,389)   (1,411,016)    2,247,280      52,421     377,909
Adjustment to net assets
 allocated to contract in
 payout period....................           --            --            --            --          --          --
                                   ------------  ------------  ------------  ------------  ----------  ----------
Increase (decrease) in net assets
 from contract transactions.......   (9,647,309)      (52,549)  (25,332,799)  (21,680,513)   (307,214)    (53,383)
                                   ------------  ------------  ------------  ------------  ----------  ----------
INCREASE (DECREASE) IN
 NET ASSETS.......................  (30,173,173)   31,028,196   (27,513,176)   (7,135,997)   (220,557)    (11,213)
NET ASSETS AT
 BEGINNING OF
 PERIOD...........................  118,644,914    87,616,718   106,182,837   113,318,834   1,625,914   1,637,127
                                   ------------  ------------  ------------  ------------  ----------  ----------
NET ASSETS AT END OF
 PERIOD........................... $ 88,471,741  $118,644,914  $ 78,669,661  $106,182,837  $1,405,357  $1,625,914
                                   ============  ============  ============  ============  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at
     beginning of period..........    4,137,435     4,153,868     7,390,761     9,040,553     142,200     145,861
       Units issued...............      836,414     1,078,358       753,760     1,378,010      12,430      60,258
       Units redeemed.............   (1,198,256)   (1,094,791)   (2,480,947)   (3,027,802)    (38,587)    (63,919)
                                   ------------  ------------  ------------  ------------  ----------  ----------
    Units outstanding at end of
     period.......................    3,775,593     4,137,435     5,663,574     7,390,761     116,043     142,200
                                   ============  ============  ============  ============  ==========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                                                               Van Kampen
                                       Van Kampen Life            Van Kampen Life            Life Investment
                                       Investment Trust          Investment Trust           Trust (Class II)
                                         Sub-Account                Sub-Account                Sub-Account
                                   -----------------------  --------------------------  ------------------------
                                          LIT Money                                          LIT Aggressive
                                            Market                Strat Growth I            Growth (Class II)
                                   -----------------------  --------------------------  ------------------------
                                      2007         2006         2007          2006          2007         2006
                                   ----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)...... $  106,086  $    83,208  $   (727,730) $   (917,901) $  (379,558) $  (394,031)
Net realized gains (losses).......         --           --    (1,287,249)   (3,911,659)   2,507,709    2,541,104
Change in unrealized gains
 (losses).........................         --           --     8,916,296     5,476,960    1,116,496   (1,466,903)
                                   ----------  -----------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets
 from operations..................    106,086       83,208     6,901,317       647,400    3,244,647      680,170
                                   ----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits..........................     12,787       29,598        75,777       117,343       35,592      345,396
Benefit payments..................   (231,283)      (9,105)     (999,534)   (1,317,374)    (326,222)    (344,751)
Payments on termination...........   (605,629)  (1,218,491)   (9,444,089)  (10,649,467)  (2,543,320)  (1,366,846)
Contract maintenance charge.......     (8,427)      (9,846)      (33,605)      (44,423)     (58,780)     (63,662)
Transfers among the sub-accounts
 and with the Fixed
 Account--net.....................  1,175,419    1,095,041    (2,835,365)   (5,995,331)  (1,249,301)    (857,518)
Adjustment to net assets allocated
 to contract in payout period.....         --           --            --            --           --           --
                                   ----------  -----------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets
 from contract transactions.......    342,867     (112,803)  (13,236,816)  (17,889,252)  (4,142,031)  (2,287,381)
                                   ----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS.......................    448,953      (29,595)   (6,335,499)  (17,241,852)    (897,384)  (1,607,211)
NET ASSETS AT BEGINNING
 OF PERIOD........................  2,930,986    2,960,581    51,747,722    68,989,574   21,979,686   23,586,897
                                   ----------  -----------  ------------  ------------  -----------  -----------
NET ASSETS AT END OF
 PERIOD........................... $3,379,939  $ 2,930,986  $ 45,412,223  $ 51,747,722  $21,082,302  $21,979,686
                                   ==========  ===========  ============  ============  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at
     beginning of period..........    263,118      272,700     6,026,902     7,916,041    1,637,880    1,820,915
       Units issued...............    194,772      178,712       349,795       495,653      148,507      377,364
       Units redeemed.............   (163,742)    (188,294)   (1,759,806)   (2,384,792)    (433,450)    (560,399)
                                   ----------  -----------  ------------  ------------  -----------  -----------
    Units outstanding at end of
     period.......................    294,148      263,118     4,616,891     6,026,902    1,352,937    1,637,880
                                   ==========  ===========  ============  ============  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                              Van Kampen                  Van Kampen                 Van Kampen
                                            Life Investment             Life Investment            Life Investment
                                           Trust (Class II)            Trust (Class II)           Trust (Class II)
                                              Sub-Account                 Sub-Account                Sub-Account
                                      --------------------------  --------------------------  ------------------------
                                             LIT Comstock               LIT Growth and                LIT Money
                                              (Class II)               Income (Class II)          Market (Class II)
                                      --------------------------  --------------------------  ------------------------
                                          2007          2006          2007          2006          2007         2006
                                      ------------  ------------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)......... $   (296,555) $ (1,500,077) $   (457,105) $ (1,155,764) $   968,605  $   738,710
Net realized gains (losses)..........   20,405,392    26,740,375    11,791,956    13,319,030           --           --
Change in unrealized gains
 (losses)............................  (31,519,323)   19,295,277    (9,370,433)    9,201,401           --           --
                                      ------------  ------------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets
 from operations.....................  (11,410,486)   44,535,575     1,964,418    21,364,667      968,605      738,710
                                      ------------  ------------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits.............................    4,338,690    27,115,674     2,765,323    16,086,756    3,223,416    4,654,118
Benefit payments.....................   (5,282,318)   (4,862,130)   (2,845,552)   (2,497,238)  (1,918,600)  (1,815,526)
Payments on termination..............  (38,250,021)  (23,354,908)  (15,998,701)  (10,001,941)  (5,824,947)  (3,440,735)
Contract maintenance charge..........     (799,401)     (753,914)     (571,878)     (551,548)    (115,979)    (110,273)
Transfers among the sub-accounts
 and with the Fixed
 Account--net........................   (7,477,046)   (3,039,368)      (39,087)      372,909    5,413,849      654,091
Adjustment to net assets allocated to
 contract in payout period...........           --            --            --            --           --           --
                                      ------------  ------------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets
 from contract transactions..........  (47,470,096)   (4,894,646)  (16,689,895)    3,408,938      777,739      (58,325)
                                      ------------  ------------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS..........................  (58,880,582)   39,640,929   (14,725,477)   24,773,605    1,746,344      680,385
NET ASSETS AT BEGINNING
 OF PERIOD...........................  356,768,909   317,127,980   171,901,585   147,127,980   31,042,091   30,361,706
                                      ------------  ------------  ------------  ------------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.............................. $297,888,327  $356,768,909  $157,176,108  $171,901,585  $32,788,435  $31,042,091
                                      ============  ============  ============  ============  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning
     of period.......................   23,655,937    23,944,803     9,671,613     9,457,634    3,034,832    3,044,840
       Units issued..................    2,142,832     5,170,352     1,162,896     2,327,230    2,610,478    2,346,171
       Units redeemed................   (5,245,857)   (5,459,218)   (2,085,252)   (2,113,251)  (2,527,315)  (2,356,179)
                                      ------------  ------------  ------------  ------------  -----------  -----------
    Units outstanding at end of
     period..........................   20,552,912    23,655,937     8,749,257     9,671,613    3,117,995    3,034,832
                                      ============  ============  ============  ============  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                                         Van Kampen
                                                                      Life Investment
                                                                      Trust (Class II)
                                                                        Sub-Account
                                                                 -------------------------
                                                                      Strat Growth II
                                                                 -------------------------
                                                                     2007          2006
                                                                 ------------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss).................................... $ (1,133,388) $(1,168,398)
Net realized gains (losses).....................................    3,375,326    1,365,382
Change in unrealized gains (losses).............................    6,663,483      189,436
                                                                 ------------  -----------
Increase (decrease) in net assets from operations...............    8,905,421      386,420
                                                                 ------------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT TRANSACTIONS
Deposits........................................................      365,251    3,714,332
Benefit payments................................................   (1,392,501)    (909,703)
Payments on termination.........................................   (7,196,736)  (4,613,808)
Contract maintenance charge.....................................     (138,685)    (140,111)
Transfers among the sub-accounts and with the Fixed Account--net   (2,627,300)  (1,659,789)
Adjustment to net assets allocated to contract in payout period.           --           --
                                                                 ------------  -----------
Increase (decrease) in net assets from contract transactions....  (10,989,971)  (3,609,079)
                                                                 ------------  -----------
INCREASE (DECREASE) IN NET ASSETS...............................   (2,084,550)  (3,222,659)
NET ASSETS AT BEGINNING OF PERIOD...............................   65,541,994   68,764,653
                                                                 ------------  -----------
NET ASSETS AT END OF PERIOD..................................... $ 63,457,444  $65,541,994
                                                                 ============  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of period....................    6,471,800    6,957,992
       Units issued.............................................      691,575    1,095,176
       Units redeemed...........................................   (1,747,312)  (1,581,368)
                                                                 ------------  -----------
    Units outstanding at end of period..........................    5,416,063    6,471,800
                                                                 ============  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.  Organization

   Allstate Financial Advisors Separate Account I (the "Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Allstate Life Insurance Company ("Allstate Life"). The assets of the Account are legally segregated from those of Allstate Life. Allstate Life is wholly owned by Allstate Insurance Company, which is wholly owned by The Allstate Corporation. These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP").

   On June 1, 2006, Allstate Life completed the disposal of substantially all of its variable annuity business through a combination of coinsurance and modified coinsurance reinsurance, and administrative services agreements with subsidiaries of Prudential Financial, Inc ("Prudential"). Subsequent to a transition period, Prudential will be responsible for servicing the individual annuity contracts, including those of the Account. The reinsurance agreements do not extinguish Allstate Life's contractual obligations to the contractholders. Allstate Life continues to be responsible for all contract terms and conditions. The obligations of Prudential under the reinsurance and administrative agreements are to Allstate Life. Allstate Life issues the following variable annuity contracts through the Account (collectively the "Contracts"), the deposits of which are invested at the direction of the contractholders in the sub-accounts that comprise the Account:

    .  AIM Lifetime America Variable Annuity Series (Classic, Freedom, and
       Regal)
    .  AIM Lifetime Enhanced Choice/SM/ Variable Annuity
    .  AIM Lifetime Plus/SM/ Variable Annuity
    .  AIM Lifetime Plus/SM/ II Variable Annuity
    .  Allstate Advisor Variable Annuity (Base, Plus, and Preferred)
    .  Allstate Advisor (STI) Variable Annuity (Base and Preferred)
    .  Allstate Personal Retirement Manager
    .  Allstate Provider Variable Annuity
    . Allstate Provider Variable Annuity Series (Advantage, Extra, and Ultra) . Allstate Retirement Access VA B Series
    .  Allstate Retirement Access VA L Series
    .  Allstate Retirement Access VA X Series
    .  Allstate Variable Annuity (Base and L-Share)
    .  Morgan Stanley Variable Annuity
    .  Morgan Stanley Variable Annuity II
    .  Morgan Stanley Variable Annuity II Asset Manager
    .  Morgan Stanley Variable Annuity 3
    .  Morgan Stanley Variable Annuity 3 Asset Manager
    .  Preferred Client Variable Annuity
    . Putnam Allstate Advisor Variable Annuity (Base, Plus, Preferred, Apex) . Scudder Horizon Advantage Variable Annuity
    .  Select Directions Variable Annuity
    .  STI Classic Variable Annuity

   With the exception of the Allstate Advisor Variable Annuity (Base, Plus, and Preferred), the Allstate Advisor (STI) Variable Annuity (Base and Preferred), the Allstate Retirement Access VA B Series, the Allstate Retirement Access VA L Series, and the Allstate Retirement Access VA X Series, the contracts are closed to new contractholders but continue to accept deposits from existing contractholders. Absent any Contract provisions wherein Allstate Life contractually guarantees either a minimum return or account value upon death or

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

annuitization, variable annuity contractholders bear the investment risk that the sub-accounts may not meet their stated investment objectives." The sub-accounts invest in the following underlying mutual fund portfolios (collectively the "Funds"):

Advanced Series Trust                                Advanced Series Trust (continued)
(For the period beginning July 30, 2007 and ended        AST UBS Dynamic Alpha
  December 31, 2007):                                    AST Western Assets Core Plus Bond (For period
   AST Advanced Strategies                                  beginning November 19, 2007, and ended
   AST Aggressive Asset Allocation                          December 31, 2007)
   AST AllianceBernstein Core Value
   AST AllianceBernstein Growth & Income*            AIM Variable Insurance Funds
   AST AllianceBernstein Managed Index 500               AIM V. I. Aggressive Growth (Merged into AIM
   AST American Century Income & Growth                     V. I. Capital Appreciation on May 1, 2006)
   AST American Century Strategic Allocation            AIM V. I. Basic Balanced
   AST Balanced Asset Allocation                        AIM V. I. Basic Value
   AST Capital Growth Asset Allocation                   AIM V. I. Blue Chip (Merged into AIM V. I.
   AST Cohen & Steers Realty                                Large Cap Growth on June 12, 2006)
   AST Conservative Asset Allocation                    AIM V. I. Capital Appreciation
   AST DeAm Large-Cap Value                             AIM V. I. Capital Development
   AST DeAm Small-Cap Value                             AIM V. I. Core Equity
   AST Federated Aggressive Growth                       AIM V. I. Demographic Trends (Merged into
   AST First Trust Balanced Target                          AIM V. I. Capital Appreciation on
   AST First Trust Capital Appreciation Target              November 3, 2006)
   AST Goldman Sachs Concentrated Growth                AIM V. I. Diversified Income
   AST Goldman Sachs Mid-Cap Growth                     AIM V. I. Government Securities
   AST High Yield                                        AIM V. I. Growth (Merged into AIM V. I.
   AST International Growth                                 Capital Appreciation on May 1, 2006)
   AST International Value                              AIM V. I. High Yield
   AST JPMorgan International Equity                    AIM V. I. International Growth
   AST Large-Cap Value                                  AIM V. I. Large Cap Growth
   AST Lord Abbett Bond Debenture                       AIM V. I. Mid Cap Core Equity
   AST Marsico Capital Growth                           AIM V. I. Money Market
   AST MFS Global Equity                                 AIM V. I. Premier Equity (Merged into AIM
   AST MFS Growth*                                          V. I. Core Equity on May 1, 2006)
   AST Mid-Cap Value                                    AIM V. I. Technology
   AST Money Market                                     AIM V. I. Utilities
   AST Neuberger Berman Mid-Cap Growth
   AST Neuberger Berman Mid-Cap Value                AIM Variable Insurance Funds Series II
   AST Neuberger Berman Small-Cap Growth                 AIM V. I. Aggressive Growth II (Merged into
   AST PIMCO Limited Maturity Bond*                         AIM V. I. Capital Appreciation II on
   AST PIMCO Total Return Bond                              May 1, 2006)
   AST Preservation Asset Allocation                    AIM V. I. Basic Balanced II
   AST Small-Cap Growth*                                AIM V. I. Basic Value II
   AST Small-Cap Value                                   AIM V. I. Blue Chip II (Merged into AIM V. I.
   AST T. Rowe Price Asset Allocation                       Large Cap Growth II on June 12, 2006)
   AST T. Rowe Price Global Bond                        AIM V. I. Capital Appreciation II
   AST T. Rowe Price Large-Cap Growth                   AIM V. I. Capital Development II
   AST T. Rowe Price Natural Resources                  AIM V. I. Core Equity II
                                                         AIM V. I. Demographic Trends II (Merged into
                                                            AIM V. I. Capital Appreciation II on
                                                            November 3, 2006)

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

AIM Variable Insurance Funds Series II (continued)      DWS Variable Series I
   AIM V. I. Diversified Income II                         DWS VIP Bond A
   AIM V. I. Government Securities II                      DWS VIP Capital Growth A
    AIM V. I. Growth II (Merged into AIM V. I.             DWS VIP Global Opportunities
       Capital Appreciation II on May 1, 2006)             DWS VIP Growth and Income A
   AIM V. I. High Yield II                                 DWS VIP International
   AIM V. I. International Growth II                        DWS VIP Money Market A (Merged into DWS
   AIM V. I. Large Cap Growth II                               VIP Money Market A II on November 3,
   AIM V. I. Mid Cap Core Equity II                            2006)
   AIM V. I. Money Market II
    AIM V. I. Premier Equity II (Merged into AIM        DWS Variable Series II
       Core Equity II on May 1, 2006)                      DWS VIP Balanced A
   AIM V. I. Technology II                                 DWS VIP Money Market A II
   AIM V. I. Utilities II                                  DWS VIP Small Cap Growth A

AllianceBernstein Variable Product Series Fund          Federated Insurance Series
    AllianceBernstein VPS Growth (Previously known         Federated Prime Money Fund II
       as AllianceBernstein Growth)
    AllianceBernstein VPS Growth & Income               Fidelity Variable Insurance Products Fund
       (Previously known as AllianceBernstein              VIP Contrafund
       Growth & Income)                                    VIP Equity-Income
    AllianceBernstein VPS International Value              VIP Growth
       (Previously known as AllianceBernstein              VIP High Income
       International Value)                                VIP Index 500
    AllianceBernstein VPS Large Cap Growth                 VIP Investment Grade Bond
       (Previously known as AllianceBernstein Large        VIP Overseas
       Cap Growth)
    AllianceBernstein VPS Small/Mid Cap Value           Fidelity Variable Insurance Products Fund
       (Previously known as AllianceBernstein           (Service Class 2)
       Small/Mid Cap Value)                                VIP Asset Manager Growth (Service Class 2)
    AllianceBernstein VPS Utility Income (Previously       VIP Contrafund (Service Class 2)
       known as AllianceBernstein Utility Income)          VIP Equity-Income (Service Class 2)
    AllianceBernstein VPS Value (Previously known          VIP Freedom 2010 Portfolio (Service Class 2)
       as AllianceBernstein Value)                         VIP Freedom 2020 Portfolio (Service Class 2)
                                                           VIP Freedom 2030 Portfolio (Service Class 2)
American Century Variable Portfolios, Inc.                 VIP Freedom Income Portfolio (Service Class 2)
   American Century VP Balanced                            VIP Growth & Income (Service Class 2)
   American Century VP International*                      VIP Growth (Service Class 2)
                                                            VIP Growth Stock Portfolio (Service Class 2)
Dreyfus Socially Responsible Growth Fund, Inc.                 (Previously known as VIP Freedom Growth
   Dreyfus Socially Responsible Growth Fund                    Stock Portfolio (Service Class 2))
                                                           VIP High Income (Service Class 2)
Dreyfus Stock Index Fund                                   VIP Index 500 (Service Class 2)
   Dreyfus Stock Index Fund                                VIP Investment Grade Bond (Service Class 2)
                                                           VIP Mid Cap (Service Class 2)
Dreyfus Variable Investment Fund                           VIP Money Market (Service Class 2)
   VIF Growth & Income                                     VIP Overseas (Service Class 2)
   VIF Money Market
    VIF Small Company Stock (Closed on April 30,
       2007)

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Franklin Templeton Variable Insurance Products         MFS Variable Insurance Trust (continued)
Trust                                                     MFS Investors Trust
   Franklin Flex Cap Growth Securities                    MFS New Discovery
   Franklin Growth and Income Securities                  MFS Research
   Franklin High Income Sec 2                             MFS Research Bond
   Franklin Income Securities                             MFS Utilities
   Franklin Large Cap Growth Securities
   Franklin Small Cap Value Securities                 MFS Variable Insurance Trust (Service Class)
   Franklin Small-Mid Cap Growth Securities               MFS Emerging Growth (Service Class)
   Franklin U.S. Government                               MFS Investors Trust (Service Class)
   Mutual Discovery                                       MFS New Discovery (Service Class)
   Mutual Shares Securities                               MFS Research (Service Class)
   Templeton Developing Markets Securities                MFS Utilities (Service Class)
   Templeton Foreign Securities
   Templeton Global Income Securities                  Morgan Stanley Variable Investment Series
   Templeton Growth Securities                            Aggressive Equity
                                                          Dividend Growth
Goldman Sachs Variable Insurance Trust                    Equity
   VIT Capital Growth                                     European Growth
   VIT Growth and Income                                  Global Advantage
   VIT Mid Cap Value                                      Global Dividend Growth
    VIT Strategic International Equity (Previously        High Yield
       known as VIT International Equity)                 Income Builder
   VIT Structured Small Cap Equity Fund                   Information (Closed June 23, 2006)
   VIT Structured U.S. Equity Fund                        Limited Duration
                                                          Money Market
Janus Aspen Series                                        Quality Income Plus
   Forty Portfolio                                        S&P 500 Index
                                                          Strategist
Janus Aspen Series (Service Shares)                       Utilities
   Foreign Stock (Service Shares)
   Worldwide Growth (Service Shares)*                  Morgan Stanley Variable Investment Series
                                                       (Class Y Shares)
Lazard Retirement Series, Inc.                            Aggressive Equity (Class Y Shares)
   Emerging Markets                                       Dividend Growth (Class Y Shares)
                                                          Equity (Class Y Shares)
Legg Mason Partners Variable Portfolios I, Inc            European Growth (Class Y Shares)
    Legg Mason Variable All Cap Portfolio I (Merged       Global Advantage (Class Y Shares)
       into Legg Mason Partners Variable                  Global Dividend Growth (Class Y Shares)
       Fundamental Value on April 27, 2007)               High Yield (Class Y Shares)
   Legg Mason Variable Fundamental Value                  Income Builder (Class Y Shares)
   Legg Mason Variable Investors Portfolio I               Information (Class Y Shares) (Closed June 23,
                                                              2006)
Lord Abbett Series Fund                                   Limited Duration (Class Y Shares)
   All Value                                              Money Market (Class Y Shares)
   Bond-Debenture                                         Quality Income Plus (Class Y Shares)
   Growth and Income                                      S&P 500 Index (Class Y Shares)
   Growth Opportunities                                   Strategist (Class Y Shares)
   Mid-Cap Value                                          Utilities (Class Y Shares)

MFS Variable Insurance Trust
   MFS Emerging Growth
   MFS High Income

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Neuberger & Berman Advisors Management Trust        Putnam Variable Trust (continued)
   AMT Guardian*                                       VT Global Equity
   AMT Mid-Cap Growth                                  VT Growth and Income
   AMT Partners                                        VT Growth Opportunities
                                                       VT Health Sciences
Oppenheimer Variable Account Funds                     VT High Yield
   Oppenheimer Balanced                                VT Income
   Oppenheimer Capital Appreciation                    VT International Equity
   Oppenheimer Core Bond                               VT International Growth and Income
   Oppenheimer Global Securities                       VT International New Opportunities
   Oppenheimer High Income                             VT Investors
   Oppenheimer Main Street                             VT Mid Cap Value
   Oppenheimer Main Street Small Cap Growth            VT Money Market
   Oppenheimer MidCap Fund                             VT New Opportunities
   Oppenheimer Strategic Bond                          VT New Value
                                                       VT OTC & Emerging Growth
Oppenheimer Variable Account Funds (Service            VT Research
Class ("SC"))                                          VT Small Cap Value
   Oppenheimer Balanced (SC)                           VT Utilities Growth and Income
   Oppenheimer Capital Appreciation (SC)               VT Vista
   Oppenheimer Core Bond (SC)                          VT Voyager
   Oppenheimer Global Securities (SC)
   Oppenheimer High Income (SC)                     Rydex Variable Trust
   Oppenheimer Main Street (SC)                        Rydex OTC
   Oppenheimer Main Street Small Cap Growth (SC)
   Oppenheimer MidCap Fund (SC)                     STI Classic Variable Trust
   Oppenheimer Strategic Bond (SC)                      STI Classic Large Cap Core Equity Fund
                                                           (Previously known as STI Large Cap
PIMCO Advisors Variable Insurance Trust                    Relative Value)
   OpCap Balanced                                       STI Classic Large Cap Growth Stock Fund
   OpCap Small Cap                                         (Previously known as STI Capital
                                                           Appreciation)
PIMCO Variable Insurance Trust                          STI International Equity (Merged into Federated
   Foreign Bond                                            Prime Money Fund II on April 27, 2007)
   Money Market                                         STI Investment Grade Bond (Closed on April 27,
   PIMCO Total Return                                      2007)
   PIMCO VIT Commodity Real Return Strategy             STI Large Cap Value Equity STI Mid-Cap Core
    PIMCO VIT Emerging Markets Bond (Admin                 Equity Fund (Previously known as STI
       Shares)                                             Mid-Cap Equity)
   PIMCO VIT Real Return (Advisor Shares)              STI Small Cap Value Equity
   PIMCO VIT Total Return (Advisor Shares)
                                                    The Universal Institutional Funds, Inc.
Putnam Variable Trust                                  Van Kampen UIF Emerging Markets Equity
   VT American Government Income                       Van Kampen UIF Equity Growth
   VT Capital Appreciation                             Van Kampen UIF Fixed Income
   VT Capital Opportunities                            Van Kampen UIF Global Value Equity
   VT Discovery Growth                                 Van Kampen UIF High Yield
   VT Diversified Income                               Van Kampen UIF International Magnum
   VT Equity Income                                    Van Kampen UIF Mid Cap Growth
   VT The George Putnam Fund of Boston                 Van Kampen UIF U.S. Mid Cap Value
   VT Global Asset Allocation                          Van Kampen UIF U.S. Real Estate

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

The Universal Institutional Funds, Inc. (Class II)    Van Kampen Life Investment Trust
   Van Kampen UIF Value                                  LIT Comstock
    Van Kampen UIF Emerging Markets Debt                 LIT Government
       (Class II)                                        LIT Money Market
    Van Kampen UIF Emerging Markets Equity               Strat Growth I
       (Class II)
   Van Kampen UIF Equity and Income (Class II)        Van Kampen Life Investment Trust (Class II)
   Van Kampen UIF Equity Growth (Class II)               LIT Aggressive Growth (Class II)
   Van Kampen UIF Global Franchise (Class II)            LIT Comstock (Class II)
   Van Kampen UIF Int'l Growth Equity (Class II)         LIT Growth and Income (Class II)
   Van Kampen UIF Mid Cap Growth (Class II)              LIT Money Market (Class II)
    Van Kampen UIF Small Company Growth                  Strat Growth II
       (Class II)
   Van Kampen UIF U.S. Mid Cap Value (Class II)
   Van Kampen UIF U.S. Real Estate (Class II)

--------
*  Fund was available, but had no assets at December 31, 2007

   The net assets are affected by the investment results of each fund, transactions by contractholders and certain contract expenses (see Note 3). The accompanying financial statements include only contractholders' purchase payments applicable to the variable portions of their contracts and exclude any purchase payments directed by the contractholder to the fixed account ("Fixed Account") in which the contractholders earn a fixed rate of return.

   A contractholder may choose from among a number of different underlying mutual fund portfolio options. The underlying mutual fund portfolios are not available to the general public directly. These portfolios are available as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies, or in certain cases, through participation in certain qualified pension or retirement plans.

   Some of these underlying mutual fund portfolios have been established by investment advisers that manage publicly traded mutual funds that have similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

2.  Summary of Significant Accounting Policies

   Investments--Investments consist of shares of the Funds and are stated at fair value based on net asset values of the Funds, which value their investment securities at fair value. The difference between cost and net asset value of shares owned on the day of measurement is recorded as unrealized gain or loss on investments.

   Contracts in payout (annuitization) period--Net assets allocated to contracts in the payout period are computed according to the 1983a Individual Annuitant Mortality Table and Annuity 2000 Mortality Table, depending on the annuitization date. The assumed investment return is 3.72%, with 3.00% minimum and 6.00% maximum. The mortality risk is fully borne by Allstate Life and may result in additional amounts being transferred into the variable annuity account by Allstate Life to cover greater longevity of annuitants than expected. A receivable is established for amounts due to the sub-accounts from Allstate Life but not yet received. Conversely, if amounts allocated exceed amounts required, transfers may be made to Allstate Life. A payable is established for amounts payable to Allstate Life from the sub-accounts but not yet paid.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


   Dividends--Dividends declared by the Funds are recognized on the ex-dividend date.

   Net Realized Gains and Losses--Net realized gains and losses on fund shares represent the difference between the proceeds from sales of shares of the Funds by the Account and the cost of such shares, which is determined on a weighted average basis, and realized gain distributions received from the underlying mutual fund portfolios. Transactions are recorded on a trade date basis. Distributions of net realized gains are recorded on the Funds' ex-distribution date.

   Federal Income Taxes--The Account intends to qualify as a segregated asset account as defined by the Internal Revenue Code of 1986 ("Code"). In order to qualify as a segregated asset account, each sub-account is required to satisfy the diversification requirements of Section 817(h) of the Code. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

   The operations of the Account are included in the tax return of Allstate Life. Allstate Life is taxed as a life insurance company under the Code and joins with The Allstate Corporation and its eligible domestic subsidiaries in the filing of a consolidated federal income tax return. No federal income taxes are allocable to the Account, as the Account did not generate taxable income.

   The Account had no liability for unrecognized tax benefits at December 31, 2007 and there was no activity related to unrecognized tax benefits during the year. The Account believes that it is reasonably possible that the liability balance will not significantly increase or decrease within the next 12 months. No amounts have been accrued for interest or penalties related to unrecognized tax benefits.

   Use of Estimates--The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and disclosures in the accompanying notes. Actual results could differ from those estimates.

   Pending accounting standard--In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS No. 157"), which redefines fair value, establishes a framework for measuring fair value in GAAP, and expands disclosures about fair value measurements. SFAS No. 157 applies where other accounting pronouncements require or permit fair value measurements. Additional disclosures and modifications to current fair value disclosures will be required upon adoption of SFAS No. 157. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. In November 2007, the FASB decided to allow deferral of the effective date of SFAS No. 157 for all nonfinancial assets and nonfinancial liabilities, except those that are recognized or disclosed at fair value in the financial statements on a recurring basis. The Account has no nonfinancial assets or nonfinancial liabilities. The adoption of SFAS No. 157 is not expected to have a material effect on the Account's financial statements; however, SFAS No. 157 requires additional disclosures.

3.  Expenses

   Mortality and Expense Risk Charge--Allstate Life assumes mortality and expense risks, related to the operations of the Account and deducts charges daily at a rate ranging from 0.40% to 2.50% per annum of the daily net assets of the Account, based on the Contract and rider options selected. The mortality and expense risk charge is recognized as a reduction in accumulation unit values. The mortality and expense risk charge covers insurance benefits available with the Contracts and certain expenses of the Contracts. It also covers the risk that the current charges will not be sufficient in the future to cover the cost of administering the Contracts. Allstate

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Life guarantees that the amount of this charge will not increase over the life of the Contracts. At the contractholder's discretion, additional options, primarily death benefits, may be purchased for an additional charge.

   Administrative Expense Charge--Allstate Life deducts administrative expense charges daily at a rate ranging from 0% to 0.30% per annum of the average daily net assets of the Account. The contract will specify which rate applies. The administrative expense charge is recognized as a reduction in accumulation unit values.

   Contract Maintenance Charge--Allstate Life deducts an annual maintenance charge up to $35, depending upon the contract, on each contract anniversary and guarantees that this charge will not increase over the life of the contract. This charge will be waived if certain conditions are met. Allstate Life deducts a monthly fee for contracts with Retirement Income Guarantee Riders at rates ranging from 0.05% to 0.30% per annum of the income base. The income base is comprised of either the contract value on the date the rider option is purchased and is adjusted for subsequent purchases or withdrawals or the highest contract value on any anniversary date adjusted for subsequent purchases or withdrawals, depending on the rider option selected. The contract maintenance charge is recognized as redemption of units.

   Withdrawal Charge--In the event of withdrawal of the account value during a specified period, a withdrawal charge may be imposed. The withdrawal charge varies by contract and ranges from 0.5%-9.00% in the first year of the contract and declines to 0% in various years as defined in the contract. The Preferred Client Variable Annuity does not charge a withdrawal charge. These amounts are included in payments on terminations but are remitted to Allstate Life.

4.  Purchases of Investments

   The cost of purchases of investments for the year ended December 31, 2007 were as follows:

                                                              Purchases
                                                              ----------
       Investments in the Advanced Series Trust Sub-Accounts:
          AST Advanced Strategies (a)........................ $1,299,771
          AST Aggressive Asset Allocation (a)................     53,185
          AST AllianceBernstein Core Value (a)...............      9,570
          AST AllianceBernstein Growth & Income (a)..........     60,110
          AST AllianceBernstein Managed Index 500 (a)........     50,614
          AST American Century Strategic Allocation (a)......    148,046
          AST Balanced Asset Allocation (a)..................  3,889,687
          AST Capital Growth Asset Allocation (a)............  2,870,443
          AST Cohen & Steers Realty (a)......................      7,742
          AST Conservative Asset Allocation (a)..............    750,556
          AST DeAm Large-Cap Value (a).......................      1,221
          AST DeAm Small-Cap Value (a).......................        336
          AST Federated Aggressive Growth (a)................        610
          AST First Trust Balanced Target (a)................  2,647,299
          AST First Trust Capital Appreciation Target (a)....  4,917,561
          AST Goldman Sachs Concentrated Growth (a)..........     10,494
          AST Goldman Sachs Mid-Cap Growth (a)...............      1,906
          AST High Yield (a).................................      1,831
          AST International Growth (a).......................     30,593

--------
(a)For the period beginning July 30, 2007 and ended December 31, 2007

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


4.  Purchases of Investments (continued)

                                                                         Purchases
                                                                        -----------
Investments in the Advanced Series Trust Sub-Accounts (continued):
   AST International Value (a)......................................... $    67,620
   AST JPMorgan International Equity (a)...............................      61,499
   AST Large-Cap Value (a).............................................      20,257
   AST Lord Abbett Bond-Debenture (a)..................................       3,052
   AST Marsico Capital Growth (a)......................................      15,419
   AST MFS Global Equity (a)...........................................      52,596
   AST Mid-Cap Value (a)...............................................       4,174
   AST Money Market (a)................................................      66,392
   AST Neuberger Berman Mid-Cap Growth (a).............................       1,444
   AST Neuberger Berman Mid-Cap Value (a)..............................       2,277
   AST Neuberger Berman Small-Cap Growth (a)...........................         842
   AST PIMCO Total Return Bond (a).....................................     112,534
   AST Preservation Asset Allocation (a)...............................     491,460
   AST Small-Cap Value (a).............................................      30,160
   AST T. Rowe Price Asset Allocation (a)..............................   2,954,556
   AST T. Rowe Price Global Bond (a)...................................       6,080
   AST T. Rowe Price Large-Cap Growth (a)..............................      19,733
   AST T. Rowe Price Natural Resources (a).............................      45,600
   AST UBS Dynamic Alpha (a)...........................................   1,479,179

Investments in the AIM Variable Insurance Funds Sub-Accounts:
   AIM V. I. Basic Balanced............................................   3,821,928
   AIM V. I. Basic Value...............................................   2,967,513
   AIM V. I. Capital Appreciation......................................   2,812,054
   AIM V. I. Capital Development.......................................   3,900,811
   AIM V. I. Core Equity...............................................   5,437,755
   AIM V. I. Diversified Income........................................   3,678,559
   AIM V. I. Government Securities.....................................   3,020,804
   AIM V. I. High Yield................................................   1,541,701
   AIM V. I. International Growth......................................   4,908,687
   AIM V. I. Large Cap Growth..........................................     986,616
   AIM V. I. Mid Cap Core Equity.......................................   2,442,372
   AIM V. I. Money Market..............................................  17,678,553
   AIM V. I. Technology................................................     600,603
   AIM V. I. Utilities.................................................   2,218,953

Investments in the AIM Variable Insurance Funds Series II Sub-Accounts:
   AIM V. I. Basic Balanced II.........................................      73,885
   AIM V. I. Basic Value II............................................   1,813,905
   AIM V. I. Capital Appreciation II...................................     170,322
   AIM V. I. Capital Development II....................................     241,284
   AIM V. I. Core Equity II............................................     170,704
   AIM V. I. Diversified Income II.....................................      93,060
   AIM V. I. Government Securities II..................................      70,141

--------
(a)For the period beginning July 30, 2007 and ended December 31, 2007

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


4.  Purchases of Investments (continued)

                                                                                     Purchases
                                                                                    -----------
Investments in the AIM Variable Insurance Funds Series II Sub-Accounts (continued):
   AIM V. I. High Yield II......................................................... $    93,403
   AIM V. I. International Growth II...............................................     125,915
   AIM V. I. Large Cap Growth II...................................................      12,471
   AIM V. I. Mid Cap Core Equity II................................................     250,516
   AIM V. I. Money Market II.......................................................     728,051
   AIM V. I. Technology II.........................................................      15,217
   AIM V. I. Utilities II..........................................................     238,281

Investments in the AllianceBernstein Variable Product Series Fund Sub-Accounts:
   AllianceBernstein VPS Growth (b)................................................   4,157,254
   AllianceBernstein VPS Growth & Income (c).......................................  16,138,579
   AllianceBernstein VPS International Value (d)...................................   8,424,495
   AllianceBernstein VPS Large Cap Growth (e)......................................   3,733,289
   AllianceBernstein VPS Small/Mid Cap Value (f)...................................   5,943,373
   AllianceBernstein VPS Utility Income (g)........................................   2,489,574
   AllianceBernstein VPS Value (h).................................................     727,468

Investments in the American Century Variable Portfolios, Inc Sub-Accounts:
   American Century VP Balanced....................................................       3,581
   American Century VP International...............................................         196

Investments in the Dreyfus Socially Responsible Growth Fund, Inc. Sub-Accounts:
   Dreyfus Socially Responsible Growth Fund........................................       1,213

Investments in the Dreyfus Stock Index Fund Sub-Accounts:
   Dreyfus Stock Index Fund........................................................      69,196

Investments in the Dreyfus Variable Investment Fund Sub-Accounts:
   VIF Growth & Income.............................................................      26,270
   VIF Money Market................................................................     436,357
   VIF Small Company Stock (i).....................................................      23,490

Investments in the DWS Variable Series I Sub-Accounts:
   DWS VIP Bond A..................................................................     310,587
   DWS VIP Capital Growth A........................................................     185,714
   DWS VIP Global Opportunities....................................................     276,334
   DWS VIP Growth and Income A.....................................................     174,494
   DWS VIP International...........................................................     157,575

--------
(b)Previously known as AllianceBernstein Growth
(c)Previously known as AllianceBernstein Growth & Income
(d)Previously known as AllianceBernstein International Value
(e)Previously known as AllianceBernstein Large Cap Growth
(f)Previously known as AllianceBernstein Small/Mid Cap Value
(g)Previously known as AllianceBernstein Utility Income
(h)Previously known as AllianceBernstein Value
(i)For the period beginning January 1, 2007 and ended April 30, 2007

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


4.  Purchases of Investments (continued)

                                                                                              Purchases
                                                                                             -----------
Investments in the DWS Variable Series II Sub-Accounts:
   DWS VIP Balanced A....................................................................... $   114,220
   DWS VIP Money Market A II................................................................     265,474
   DWS VIP Small Cap Growth A...............................................................      42,780

Investments in the Federated Insurance Series Sub-Accounts:
   Federated Prime Money Fund II (j)........................................................  13,087,338

Investments in the Fidelity Variable Insurance Products Fund Sub-Accounts:
   VIP Contrafund...........................................................................   4,363,045
   VIP Equity-Income........................................................................     536,550
   VIP Growth...............................................................................     457,270
   VIP High Income..........................................................................     669,734
   VIP Index 500............................................................................     821,410
   VIP Investment Grade Bond................................................................     245,249
   VIP Overseas.............................................................................     996,582

Investments in the Fidelity Variable Insurance Products Fund (Service Class 2) Sub-Accounts:
   VIP Asset Manager Growth (Service Class 2)...............................................       2,383
   VIP Contrafund (Service Class 2).........................................................  57,728,071
   VIP Equity-Income (Service Class 2)......................................................     441,403
   VIP Freedom 2010 Portfolio (Service Class 2).............................................   4,594,700
   VIP Freedom 2020 Portfolio (Service Class 2).............................................   4,912,705
   VIP Freedom 2030 Portfolio (Service Class 2).............................................   1,378,708
   VIP Freedom Income Portfolio (Service Class 2)...........................................   1,679,173
   VIP Growth & Income (Service Class 2)....................................................   2,436,031
   VIP Growth (Service Class 2).............................................................       4,860
   VIP Growth Stock Portfolio (Service Class 2) (k).........................................   1,600,290
   VIP High Income (Service Class 2)........................................................   2,804,984
   VIP Index 500 (Service Class 2)..........................................................   8,019,350
   VIP Investment Grade Bond (Service Class 2)..............................................       1,275
   VIP Mid Cap (Service Class 2)............................................................  12,735,818
   VIP Money Market (Service Class 2).......................................................   6,806,459
   VIP Overseas (Service Class 2)...........................................................      90,381

Investments in the Franklin Templeton Variable Insurance Products Trust Sub-Accounts:
   Franklin Flex Cap Growth Securities......................................................     993,793
   Franklin Growth and Income Securities....................................................  15,354,120
   Franklin High Income Sec 2...............................................................   2,066,276
   Franklin Income Securities...............................................................  91,366,926
   Franklin Large Cap Growth Securities.....................................................  21,882,992
   Franklin Small Cap Value Securities......................................................  13,107,242
   Franklin Small Mid-Cap Growth Securities.................................................     358,049
   Franklin U.S. Government.................................................................   9,487,278
   Mutual Discovery.........................................................................  17,704,815

--------
(j)On April 27, 2007 STI International Equity merged into Federated Prime Money Fund II
(k)Previously known as VIP Freedom Growth Stock Portfolio (Service Class 2)

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


4.  Purchases of Investments (continued)

                                                                                                   Purchases
                                                                                                  -----------
Investments in the Franklin Templeton Variable Insurance Products Trust Sub-Accounts (continued):
   Mutual Shares Securities...................................................................... $48,441,129
   Templeton Developing Markets Securities.......................................................  14,229,085
   Templeton Foreign Securities..................................................................  52,396,133
   Templeton Global Income Securities............................................................     503,633
   Templeton Growth Securities...................................................................     709,456

Investments in the Goldman Sachs Variable Insurance Trust Sub-Accounts:
   VIT Capital Growth............................................................................       2,900
   VIT Growth and Income.........................................................................   3,319,285
   VIT Mid Cap Value.............................................................................   1,489,482
   VIT Strategic International Equity (l)........................................................         787
   VIT Structured Small Cap Equity Fund..........................................................   4,172,879
   VIT Structured U.S. Equity Fund...............................................................   3,019,093

Investments in the Janus Aspen Series Sub-Accounts:
   Forty Portfolio...............................................................................         242

Investments in the Janus Aspen Series (Service Shares) Sub-Accounts:
   Foreign Stock (Service Shares)................................................................       1,880

Investments in the Lazard Retirement Series, Inc. Sub-Accounts:
   Emerging Markets..............................................................................       3,311

Investments in the Legg Mason Partners Variable Portfolios I, Inc Sub-Accounts:
   Legg Mason Variable All Cap Portfolio I (i)(m)................................................         635
   Legg Mason Variable Fundamental Value Portfolio (m)(n)........................................       8,694
   Legg Mason Variable Investors Portfolio I.....................................................         785

Investments in the Lord Abbett Series Fund Sub-Accounts:
   All Value.....................................................................................   3,563,010
   Bond-Debenture................................................................................  13,897,513
   Growth and Income.............................................................................  16,316,668
   Growth Opportunities..........................................................................   9,364,180
   Mid-Cap Value.................................................................................  16,493,453

Investments in the MFS Variable Insurance Trust Sub-Accounts:
   MFS Emerging Growth...........................................................................      26,505
   MFS High Income...............................................................................     186,504
   MFS Investors Trust...........................................................................     115,947
   MFS New Discovery.............................................................................     525,989
   MFS Research..................................................................................      13,856
   MFS Research Bond.............................................................................     178,417
   MFS Utilities.................................................................................     177,655

--------
(i)For the period beginning January 1, 2007 and ended April 30, 2007
(l)Previously known as VIT International Equity
(m)On April 27, 2007 Legg Mason Variable All Cap Portfolio I merged into Legg Mason Variable Fundamental Value
(n)For the period beginning May 1, 2007 and ended December 31, 2007

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


4.  Purchases of Investments (continued)

                                                                                             Purchases
                                                                                            -----------

Investments in the MFS Variable Insurance Trust (Service Class) Sub-Accounts:
   MFS Emerging Growth (Service Class)..................................................... $     6,718
   MFS Investors Trust (Service Class).....................................................      21,434
   MFS New Discovery (Service Class).......................................................      71,809
   MFS Research (Service Class)............................................................       4,836
   MFS Utilities (Service Class)...........................................................     322,566

Investments in the Morgan Stanley Variable Investment Series Sub-Accounts:
   Aggressive Equity.......................................................................     672,203
   Dividend Growth.........................................................................   6,544,283
   Equity..................................................................................   3,412,168
   European Growth.........................................................................   4,628,903
   Global Advantage........................................................................   1,005,203
   Global Dividend Growth..................................................................  19,456,190
   High Yield..............................................................................   2,172,879
   Income Builder..........................................................................   3,681,817
   Limited Duration........................................................................   3,629,440
   Money Market............................................................................  46,571,594
   Quality Income Plus.....................................................................  16,636,009
   S&P 500 Index...........................................................................   3,459,958
   Strategist..............................................................................  33,225,379
   Utilities...............................................................................  17,971,168

Investments in the Morgan Stanley Variable Investment Series (Class Y Shares) Sub-Accounts:
   Aggressive Equity (Class Y Shares)......................................................   1,945,193
   Dividend Growth (Class Y Shares)........................................................   3,510,403
   Equity (Class Y Shares).................................................................   2,130,879
   European Growth (Class Y Shares)........................................................   2,202,679
   Global Advantage (Class Y Shares).......................................................     553,535
   Global Dividend Growth (Class Y Shares).................................................  11,044,104
   High Yield (Class Y Shares).............................................................   2,218,721
   Income Builder (Class Y Shares).........................................................   4,668,094
   Limited Duration (Class Y Shares).......................................................  13,066,527
   Money Market (Class Y Shares)...........................................................  71,744,078
   Quality Income Plus (Class Y Shares)....................................................  24,141,899
   S&P 500 Index (Class Y Shares)..........................................................   6,839,133
   Strategist (Class Y Shares).............................................................  14,862,525
   Utilities (Class Y Shares)..............................................................   5,837,298

Investments in the Neuberger & Berman Advisors Management Trust Sub-Accounts:
   AMT Mid-Cap Growth......................................................................          --
   AMT Partners............................................................................      16,599

Investments in the Oppenheimer Variable Account Funds Sub-Accounts:
   Oppenheimer Balanced....................................................................     920,906
   Oppenheimer Capital Appreciation........................................................     430,456
   Oppenheimer Core Bond...................................................................     292,772

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


4.  Purchases of Investments (continued)

                                                                                            Purchases
                                                                                           -----------
Investments in the Oppenheimer Variable Account Funds Sub-Accounts (continued):
   Oppenheimer Global Securities.......................................................... $ 1,974,544
   Oppenheimer High Income................................................................     201,955
   Oppenheimer Main Street................................................................     180,028
   Oppenheimer Main Street Small Cap Growth...............................................     322,853
   Oppenheimer MidCap Fund................................................................      55,021
   Oppenheimer Strategic Bond.............................................................   1,696,291

Investments in the Oppenheimer Variable Account Funds (Service Class ("SC")) Sub-Accounts:
   Oppenheimer Balanced (SC)..............................................................   7,213,725
   Oppenheimer Capital Appreciation (SC)..................................................   6,987,626
   Oppenheimer Core Bond (SC).............................................................  28,802,119
   Oppenheimer Global Securities (SC).....................................................  13,049,818
   Oppenheimer High Income (SC)...........................................................   7,009,744
   Oppenheimer Main Street (SC)...........................................................  12,578,181
   Oppenheimer Main Street Small Cap Growth (SC)..........................................   7,601,354
   Oppenheimer MidCap Fund (SC)...........................................................   2,715,674
   Oppenheimer Strategic Bond (SC)........................................................  18,432,873

Investments in the PIMCO Advisors Variable Insurance Trust Sub-Accounts:
   OpCap Balanced.........................................................................         899
   OpCap Small Cap........................................................................         495

Investments in the PIMCO Variable Insurance Trust Sub-Accounts:
   Foreign Bond...........................................................................         652
   Money Market...........................................................................      17,319
   PIMCO Total Return.....................................................................       2,541
   PIMCO VIT Commodity Real Return Strategy...............................................     882,412
   PIMCO VIT Emerging Markets Bond (Admin Shares).........................................     631,504
   PIMCO VIT Real Return (Advisor Shares).................................................   8,810,375
   PIMCO VIT Total Return (Advisor Shares)................................................  13,906,546

Investments in the Putnam Variable Trust Sub-Accounts:
   VT American Government Income..........................................................   6,478,911
   VT Capital Appreciation................................................................   2,758,285
   VT Capital Opportunities...............................................................   3,964,704
   VT Discovery Growth....................................................................   2,992,508
   VT Diversified Income..................................................................   8,694,461
   VT Equity Income.......................................................................   8,875,876
   VT The George Putnam Fund of Boston....................................................  35,645,060
   VT Global Asset Allocation.............................................................  11,531,820
   VT Global Equity.......................................................................   5,207,767
   VT Growth and Income...................................................................  96,007,420
   VT Growth Opportunities................................................................   1,370,763
   VT Health Sciences.....................................................................   2,075,467
   VT High Yield..........................................................................  15,706,902
   VT Income..............................................................................  29,605,053
   VT International Equity................................................................  86,411,795

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


4.  Purchases of Investments (continued)

                                                                                     Purchases
                                                                                    ------------
Investments in the Putnam Variable Trust Sub-Accounts (continued):
   VT International Growth and Income.............................................. $ 21,790,152
   VT International New Opportunities..............................................    5,724,030
   VT Investors....................................................................    5,340,509
   VT Mid Cap Value................................................................    4,969,132
   VT Money Market.................................................................  129,884,567
   VT New Opportunities............................................................    1,612,702
   VT New Value....................................................................   39,119,280
   VT OTC & Emerging Growth........................................................    2,317,863
   VT Research.....................................................................    1,536,519
   VT Small Cap Value..............................................................   22,711,123
   VT Utilities Growth and Income..................................................    4,542,819
   VT Vista........................................................................    1,562,134
   VT Voyager......................................................................    5,138,128

Investments in the Rydex Variable Trust Sub-Accounts:
   Rydex OTC.......................................................................        1,151

Investments in the STI Classic Variable Trust Sub-Accounts:
   STI Classic Large Cap Core Equity Fund (o)......................................      855,982
   STI Classic Large Cap Growth Stock Fund (p).....................................    1,438,974
   STI International Equity (q)....................................................      753,472
   STI Investment Grade Bond (q)...................................................      385,839
   STI Large Cap Value Equity......................................................      902,297
   STI Mid-Cap Core Equity Fund (r)................................................    1,326,583
   STI Small Cap Value Equity......................................................    2,861,211

Investments in the The Universal Institutional Funds, Inc. Sub-Accounts:
   Van Kampen UIF Emerging Markets Equity..........................................   14,918,033
   Van Kampen UIF Equity Growth....................................................    3,940,266
   Van Kampen UIF Fixed Income.....................................................       75,269
   Van Kampen UIF Global Value Equity..............................................       12,000
   Van Kampen UIF High Yield.......................................................        1,063
   Van Kampen UIF International Magnum.............................................    9,572,940
   Van Kampen UIF Mid Cap Growth...................................................    5,895,431
   Van Kampen UIF U.S. Mid Cap Value...............................................   20,709,709
   Van Kampen UIF U.S. Real Estate.................................................    9,492,963
   Van Kampen UIF Value............................................................       31,115

Investments in the The Universal Institutional Funds, Inc. (Class II) Sub-Accounts:
   Van Kampen UIF Emerging Markets Debt (Class II).................................    6,190,817
   Van Kampen UIF Emerging Markets Equity (Class II)...............................    7,692,274
   Van Kampen UIF Equity and Income (Class II).....................................   16,469,829

--------
(o)Previously known as STI Large Cap Relative Value
(p)Previously known as STI Capital Appreciation
(q)For the period beginning January 1, 2007 and ended April 27, 2007
(r)Previously known as STI Mid-Cap Equity

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


4.  Purchases of Investments (continued)

                                                                                                  Purchases
                                                                                                --------------
Investments in the The Universal Institutional Funds, Inc. (Class II) Sub-Accounts (continued):
   Van Kampen UIF Equity Growth (Class II)..................................................... $    1,532,337
   Van Kampen UIF Global Franchise (Class II)..................................................     27,370,115
   Van Kampen UIF Int'l Growth Equity (Class II)...............................................      1,872,729
   Van Kampen UIF Mid Cap Growth (Class II)....................................................     16,571,655
   Van Kampen UIF Small Company Growth (Class II)..............................................      4,169,979
   Van Kampen UIF U.S. Mid Cap Value (Class II)................................................     16,912,843
   Van Kampen UIF U.S. Real Estate (Class II)..................................................     29,427,425

Investments in the Van Kampen Life Investment Trust Sub-Accounts:
   LIT Comstock................................................................................      8,508,277
   LIT Government..............................................................................        160,584
   LIT Money Market............................................................................      1,950,355
   Strat Growth I..............................................................................      1,086,730

Investments in the Van Kampen Life Investment Trust (Class II) Sub-Accounts:
   LIT Aggressive Growth (Class II)............................................................      3,036,968
   LIT Comstock (Class II).....................................................................     29,056,786
   LIT Growth and Income (Class II)............................................................     19,991,254
   LIT Money Market (Class II).................................................................     25,083,181
   LIT Strat Growth II.........................................................................      4,692,679
                                                                                                --------------
                                                                                                $1,935,418,164
                                                                                                ==============

5.  Financial Highlights

   Allstate Life offers multiple variable annuity contracts through this Account that have unique combinations of features and fees that are assessed to the contractholders. Differences in these fee structures result in various contract expense rates and accumulation unit values which in turn result in various expense and total return ratios.

   In the table below, the units, the range of lowest to highest accumulation unit values, the net assets, the investment income ratio, the range of lowest to highest expense ratios assessed by Allstate Life and the corresponding range of total return is presented for each rider option of the sub-accounts that had outstanding units during the period. These ranges of lowest to highest accumulation unit values and total return are based on the product groupings that represent lowest and highest expense ratio amounts. Therefore, some individual contract ratios are not within the ranges presented. The range of the lowest and highest unit fair values disclosed in the Statement of Net Assets may differ from the values disclosed herein because the values in the Statement of Net Assets represent the absolute lowest and highest values without consideration of the corresponding expense ratios.

   As discussed in Note 3, the expense ratio represents mortality and expense risk and administrative expense charges which are assessed as a percentage of daily net assets. The amount deducted is based upon the product and the number and magnitude of rider options selected by each contractholder. This results in several accumulation unit values for each sub-account based upon those choices.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

Items in the following table are notated as follows:

    * Investment Income Ratio--These amounts represent dividends, excluding realized gain distributions, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses that result in a reduction in the accumulation unit values or redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying mutual fund in which the sub-account invests. The investment income ratio for each product may differ due to the timing of contract transactions.

    ** Expense Ratio--These amounts represent the annualized contract expenses of the sub-account, consisting of mortality and expense risk charges, and administrative expense charges, for each period indicated. The ratios include only those expenses that are charged that result in a reduction in the accumulation unit values. Charges made directly to contractholder accounts through the redemption of units and expenses of the underlying fund have been excluded.

    ***Total Return--These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction in the accumulation unit values. The ratio does not include any expenses assessed through the redemption of units. The total return is calculated as the change in the accumulation unit value during the reporting period, or the effective period if less than the reporting period, divided by the beginning of period accumulation unit value or the accumulation unit value on the effective date.

       Since the total return for periods less than one year has not been annualized, the difference between the lowest and the highest total return in the range may be broader if one or both of the total returns relate to a product which was introduced during the reporting year.

       Sub-accounts with a date notation indicate the effective date of that investment option in the Account. Consistent with the total return the investment income ratio is calculated for the period or from the effective date through the end of the reporting period. The investment income ratio for closed funds is calculated from the beginning of period, or from the effective date, through the last day the fund was open.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                At December 31,                    For the year ended December 31,
                      ----------------------------------- ------------------------------------------------
                               Accumulation                                  Expense            Total
                      Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                      (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series
  Trust Sub-Accounts:
   AST Advanced Strategies (a)
   2007..............  118    $10.44 - 10.51     $1,239        0.18%       1.00 - 2.65%      4.42 -   5.15%

   AST Aggressive Asset Allocation (a)
   2007..............    5     10.32 - 10.39         54        0.27        1.00 - 2.65       3.17 -   3.89

   AST AllianceBernstein Core Value (a)
   2007..............    1      9.45 -  9.51         10        0.00        1.00 - 2.65      -5.53 -  -4.86

   AST AllianceBernstein Growth & Income (a)
   2007..............    5     10.17 - 10.24         48        1.48        1.00 - 2.65       1.66 -   2.37

   AST AllianceBernstein Managed Index 500 (a)
   2007..............    1      9.71 -  9.78         12       10.78        1.00 - 2.65      -2.91 -  -2.23

   AST American Century Income & Growth (a)
   2007..............  < 1      9.52 -  9.59         --        0.00        1.00 - 2.65      -4.80 -  -4.13

   AST American Century Strategic Allocation (a)
   2007..............   13     10.38 - 10.45        135        3.18        1.00 - 2.65       3.76 -   4.49

   AST Balanced Asset Allocation (a)
   2007..............  348     10.39 - 10.46      3,631        0.51        1.00 - 2.65       3.91 -   4.64

   AST Capital Growth Asset Allocation (a)
   2007..............  256     10.38 - 10.45      2,666        0.33        1.00 - 2.65       3.76 -   4.49

   AST Cohen & Steers Realty (a)
   2007..............    1      9.33 -  9.39          8        0.00        1.00 - 2.65      -6.71 -  -6.05

   AST Conservative Asset Allocation (a)
   2007..............   64     10.40 - 10.47        669        0.43        1.00 - 2.65       4.01 -   4.74

   AST DeAm Large-Cap Value (a)
   2007..............  < 1      9.77 -  9.84          1        0.00        1.00 - 2.65      -2.26 -  -1.58

   AST DeAm Small-Cap Value (a)
   2007..............  < 1      8.80 -  8.86        < 1        0.00        1.00 - 2.65     -11.40 - -12.12

   AST Federated Aggressive Growth (a)
   2007..............  < 1     10.17 - 10.24          1        0.00        1.00 - 2.65       1.73 -   2.45

   AST First Trust Balanced Target (a)
   2007..............  238     10.39 - 10.46      2,479        0.46        1.00 - 2.65       3.86 -   4.58

--------
(a)For the period beginning July 30, 2007 and ended December 31, 2007

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                               At December 31,                    For the year ended December 31,
                     ----------------------------------- ------------------------------------------------
                              Accumulation                                  Expense            Total
                     Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                     (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                     ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series
  Trust Sub-Accounts
  (continued):
   AST First Trust Capital Appreciation Target (a)
   2007.............  441    $10.52 - 10.60     $4,653        0.19%       1.00 - 2.65%     5.22 -   5.95%

   AST Goldman Sachs Concentrated Growth (a)
   2007.............  < 1     10.37 - 10.44         10        0.00        1.00 - 2.65      3.68 -   4.41

   AST Goldman Sachs Mid-Cap Growth (a)
   2007.............  < 1     10.38 - 10.46          2        0.00        1.00 - 2.65      3.84 -   4.57

   AST High Yield (a)
   2007.............  < 1     10.48 - 10.56          2        0.00        1.00 - 2.65      4.83 -   5.56

   AST International Growth (a)
   2007.............    2     11.03 - 11.10         24        0.62        1.00 - 2.65     10.26 -  11.03

   AST International Value (a)
   2007.............    5     10.43 - 10.50         57        1.16        1.00 - 2.65      4.31 -   5.04

   AST JPMorgan International Equity (a)
   2007.............    5     10.30 - 10.37         51        2.13        1.00 - 2.65      3.02 -   3.74

   AST Large-Cap Value (a)
   2007.............    2      9.52 -  9.59         19        1.34        1.00 - 2.65     -4.78 -  -4.11

   AST Lord Abbett Bond Debenture (a)
   2007.............  < 1     10.36 - 10.43          3        0.00        1.00 - 2.65      3.57 -   4.29

   AST Marsico Capital Growth (a)
   2007.............    1     10.78 - 10.86         15        0.23        1.00 - 2.65      7.83 -   8.58

   AST MFS Global Equity (a)
   2007.............    1     10.39 - 10.46          8       21.72        1.00 - 2.65      3.91 -   4.63

   AST MFS Growth (a)
   2007.............  < 1     10.72 - 10.80         --        0.00        1.00 - 2.65      7.22 -   7.97

   AST Mid-Cap Value (a)
   2007.............  < 1      9.71 -  9.78          4        0.00        1.00 - 2.65     -2.89 -  -2.21

   AST Money Market (a)
   2007.............    7     10.09 - 10.16         66        0.30        1.00 - 2.65      0.89 -   1.60

   AST Neuberger Berman Mid-Cap Growth (a)
   2007.............  < 1     10.46 - 10.53          1        0.00        1.00 - 2.65      4.60 -   5.33

--------
(a)For the period beginning July 30, 2007 and ended December 31, 2007

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                 At December 31,                    For the year ended December 31,
                       ----------------------------------- ------------------------------------------------
                                Accumulation                                  Expense            Total
                       Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                       (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                       ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series
  Trust Sub-Accounts
  (continued):
   AST Neuberger Berman Mid-Cap Value (a)
   2007...............   < 1   $ 9.99 - 10.05    $     2       0.00%        1.00 - 2.65%     -0.15 -  0.55%

   AST Neuberger Berman Small-Cap Growth (a)
   2007...............   < 1    11.19 - 11.27          1       0.00         1.00 - 2.65      11.93 - 12.72

   AST PIMCO Limited Maturity Bond (a)
   2007...............   < 1    10.30 - 10.37         --       0.00         1.00 - 2.65       3.02 -  3.75

   AST PIMCO Total Return Bond (a)
   2007...............     6    10.56 - 10.64         67       6.10         1.00 - 2.65       5.62 -  6.36

   AST Preservation Asset Allocation (a)
   2007...............    46    10.45 - 10.52        481       0.37         1.00 - 2.65       4.52 -  5.25

   AST Small-Cap Growth (a)
   2007...............   < 1     9.83 -  9.90         --       0.00         1.00 - 2.65      -1.69 - -1.00

   AST Small-Cap Value (a)
   2007...............     2     9.42 -  9.48         22       1.62         1.00 - 2.65      -5.84 - -5.18

   AST T. Rowe Price Asset Allocation (a)
   2007...............   276    10.16 - 10.23      2,811       1.66         1.00 - 2.65       1.62 -  2.33

   AST T. Rowe Price Global Bond (a)
   2007...............     1    10.57 - 10.64          6       0.00         1.00 - 2.65       5.68 -  6.42

   AST T. Rowe Price Large-Cap Growth (a)
   2007...............     2    10.04 - 10.11         19       0.14         1.00 - 2.65       0.37 -  1.07

   AST T. Rowe Price Natural Resources (a)
   2007...............     4    11.59 - 11.67         44       0.80         1.00 - 2.65      15.93 - 16.74

   AST UBS Dynamic Alpha (a)
   2007...............   144     9.65 -  9.72      1,395       1.34         1.00 - 2.65      -3.46 - -2.78

Investments in the AIM
  Variable Insurance
  Funds Sub-Accounts:
   AIM V. I. Aggressive Growth
   2006 (s)...........    --      N/A - N/A           --       0.00                  --        N/A - N/A
   2005............... 2,454     9.23 - 12.43     26,951       0.00         1.10 - 1.85       3.79 -  4.59
   2004............... 2,810     8.89 -  9.06     29,360       0.00         1.35 - 1.85       9.74 - 10.29
   2003............... 3,183     8.11 -  8.22     30,014       0.00         1.35 - 1.85      24.33 - 24.97

--------
(a)For the period beginning July 30, 2007 and ended December 31, 2007
(s)On May 1, 2006 AIM V. I. Aggressive Growth merged into AIM V. I. Capital Appreciation

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                             At December 31,                    For the year ended December 31,
                   ----------------------------------- ------------------------------------------------
                            Accumulation                                  Expense            Total
                   Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                   (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                   ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  AIM Variable
  Insurance Funds
  Sub-Accounts
  (continued):
   AIM V. I. Basic Balanced
   2007...........  3,322  $11.41 - 12.78    $ 39,458      2.82%        1.10 - 1.75%      0.41 -  1.08%
   2006...........  4,171   10.00 - 12.65      49,293      1.80         1.10 - 1.85       8.51 -  9.35
   2005...........  5,030    9.21 - 11.57      54,653      1.36         1.10 - 1.85       3.35 -  4.14
   2004...........  5,868    8.91 - 10.52      61,381      1.36         1.15 - 1.85       5.53 -  6.29
   2003...........  6,229    8.45 -  9.90      61,441      1.93         1.15 - 1.85      14.21 - 15.03

   AIM V. I. Basic Value
   2007...........  1,710   14.20 - 14.74      24,740      0.55         1.10 - 1.70      -0.18 -  0.43
   2006...........  2,172   14.22 - 14.68      31,399      0.37         1.10 - 1.70      11.30 - 11.97
   2005...........  2,572   12.78 - 13.11      33,202      0.09         1.10 - 1.70       3.96 -  4.58
   2004...........  2,711   10.80 - 10.80      33,661      0.00         1.50 - 1.50       8.03 -  8.03
   2003...........  2,385   11.26 - 11.41      27,024      0.04         1.10 - 1.70      31.38 - 32.17

   AIM V. I. Blue Chip
   2006 (t).......     --     N/A - N/A            --      0.24         1.70 - 1.70        N/A - N/A
   2005...........  3,256    6.31 -  6.50      20,821      0.54         1.10 - 1.70       1.76 -  2.37
   2004...........  3,828    6.20 -  6.35      23,985      0.10         1.10 - 1.70       2.91 -  3.53
   2003...........  4,128    6.03 -  6.13      25,059      0.00         1.10 - 1.70      23.04 - 23.78

   AIM V. I. Capital Appreciation
   2007........... 14,460    8.91 - 12.89     167,151      0.00         0.70 - 2.30       9.45 - 11.23
   2006 (s)(u)(v). 18,508    8.01 - 11.78     195,354      0.07         0.70 - 2.30       3.89 -  5.56
   2005........... 11,585    7.59 - 11.34     116,355      0.06         0.70 - 2.30       6.34 -  8.08
   2004........... 13,758    7.02 - 10.66     130,812      0.00         0.70 - 2.30       4.17 -  5.88
   2003........... 15,663    6.63 - 10.23     144,505      0.00         0.70 - 2.30      26.54 - 28.62

   AIM V. I. Capital Development
   2007...........  1,156   14.26 - 20.26      21,287      0.00         1.10 - 1.70       8.97 -  9.63
   2006...........  1,448   13.09 - 18.48      24,596      0.00         1.10 - 1.70      14.56 - 15.25
   2005...........  1,693   11.42 - 16.04      25,091      0.00         1.10 - 1.70       7.76 -  8.41
   2004...........  1,701   10.60 - 14.79      23,186      0.00         1.10 - 1.70      13.55 - 14.24
   2003...........  1,672    9.34 - 12.95      19,887      0.00         1.10 - 1.70      33.08 - 33.88

--------
(s)On May 1, 2006 AIM V. I. Aggressive Growth merged into AIM V. I. Capital Appreciation
(t)On June 12, 2006, AIM V. I. Blue Chip merged into AIM V. I. Large Cap Growth
(u)On November 3, 2006 AIM V. I. Demographic Trends merged into AIM V. I. Capital Appreciation
(v)On May 1, 2006, AIM V. I. Growth merged into AIM V. I. Capital Appreciation

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                             At December 31,                    For the year ended December 31,
                   ----------------------------------- ------------------------------------------------
                            Accumulation                                  Expense            Total
                   Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                   (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                   ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  AIM Variable
  Insurance Funds
  Sub-Accounts
  (continued):
   AIM V. I. Core Equity
   2007........... 13,757  $11.37 - 11.66    $194,919      1.03%        0.70 - 2.20%      5.75 -  7.36%
   2006 (w)....... 17,451   10.76 - 10.86     232,391      0.74         0.70 - 2.20       7.56 -  8.65
   2005...........  8,733    9.47 - 11.54     106,417      1.40         1.10 - 1.85       3.37 -  4.16
   2004........... 10,304    8.59 -  8.77     122,558      0.96         1.25 - 1.65       7.19 -  7.62
   2003........... 11,986    8.01 -  8.15     133,799      0.99         1.25 - 1.65      22.39 - 22.88

   AIM V. I. Demographic Trends
   2006 (u).......     --     N/A - N/A            --      0.00                  --        N/A - N/A
   2005...........  1,839    5.47 -  5.56       9,996      0.00         1.10 - 1.70       4.42 -  5.05
   2004...........  2,399   12.01 - 12.01      12,449      0.00         1.50 - 1.50       6.63 -  6.63
   2003...........  2,638   11.27 - 11.27      12,838      0.00         1.50 - 1.50      35.41 - 35.41

   AIM V. I. Diversified Income
   2007...........  1,495   11.58 - 11.74      18,045      6.76         1.10 - 1.85      -0.17 -  0.61
   2006...........  1,872   11.60 - 11.67      22,591      5.61         1.10 - 1.85       2.55 -  3.34
   2005...........  2,286   11.30 - 11.31      26,844      5.89         1.10 - 1.85       1.00 -  1.78
   2004...........  2,591   11.38 - 11.51      30,207      5.86         1.25 - 1.45       3.52 -  3.73
   2003...........  2,854   11.00 - 11.09      32,380      7.09         1.25 - 1.45       7.67 -  7.88

   AIM V. I. Government Securities
   2007...........  1,660   12.82 - 13.87      22,709      3.74         1.10 - 1.70       4.54 -  5.17
   2006...........  1,951   12.27 - 13.19      25,477      3.52         1.10 - 1.70       1.81 -  2.42
   2005...........  2,587   12.05 - 12.88      33,125      2.90         1.10 - 1.70      -0.05 -  0.55
   2004...........  3,234   11.81 - 12.39      41,389      3.54         1.15 - 1.65       0.89 -  1.39
   2003...........  4,156   11.70 - 12.22      52,569      2.41         1.15 - 1.65     -0.58 -  -0.09

   AIM V. I. Growth
   2006 (v).......     --     N/A - N/A            --      0.00         1.10 - 1.37        N/A - N/A
   2005........... 10,078    5.53 -  8.50      74,629      0.00         0.70 - 2.20       5.15 -  6.73
   2004........... 11,996    5.19 -  8.08      84,294      0.00         0.70 - 2.20       5.87 -  7.47
   2003........... 13,667    4.83 -  7.63      91,409      0.00         0.70 - 2.20      28.39 - 30.32

--------
(u)On November 3, 2006 AIM V. I. Demographic Trends merged into AIM V. I. Capital Appreciation
(v)On May 1, 2006, AIM V. I. Growth merged into AIM V. I. Capital Appreciation
(w)On May 1, 2006, AIM V. I. Premier Equity merged into AIM V. I. Core Equity

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                             At December 31,                    For the year ended December 31,
                   ----------------------------------- ------------------------------------------------
                            Accumulation                                  Expense            Total
                   Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                   (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                   ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  AIM Variable
  Insurance Funds
  Sub-Accounts
  (continued):
   AIM V. I. High Yield
   2007...........    950  $10.83 - 13.00    $ 10,238      6.51%        1.10 - 1.85%    -0.64 -   0.13%
   2006...........  1,225   10.81 - 13.08      13,245      7.66         1.10 - 1.85      8.69 -   9.53
   2005...........  1,578    9.87 - 12.03      15,601      8.13         1.10 - 1.85      0.82 -   1.60
   2004...........  1,993   10.98 - 11.94      19,434      2.86         1.15 - 1.85      9.19 -   9.98
   2003...........  2,276    9.99 - 10.93      20,211      7.73         1.15 - 1.85     25.67 -  26.58

   AIM V. I. International Growth
   2007...........  3,092   17.75 - 17.90      58,800      0.40         1.10 - 1.85     12.59 -  13.46
   2006...........  3,717   15.76 - 15.78      62,827      1.01         1.10 - 1.85     25.87 -  26.83
   2005...........  3,971   12.44 - 12.52      53,896      0.66         1.10 - 1.85     16.64 -  25.24
   2004...........  3,969   10.37 - 10.60      47,559      0.64         1.25 - 1.65     21.98 -  22.47
   2003...........  4,237    8.50 -  8.65      42,319      0.52         1.25 - 1.65      26.95 - 27.46

   AIM V. I. Large Cap Growth
   2007...........  1,448   12.58 - 12.70      18,302      0.03         1.10 - 1.70     13.68 -  14.37
   2006 (t)(x)....  1,721   11.07 - 11.11      19,086      0.33          1.10 -1.70     10.69 -  11.06

   AIM V. I. Mid Cap Core Equity
   2007...........  1,440   13.23 - 17.98      23,624      0.20         1.10 - 2.20      7.15 -   8.34
   2006...........  1,898   12.35 - 16.59      28,749      0.91         1.10 - 2.20      8.83 -  10.03
   2005...........  2,172   11.35 - 15.08      30,351      0.55         1.10 - 2.20      5.29 -   6.44
   2004...........  1,876   10.78 - 10.84      25,617      0.40         1.28 - 2.20      7.76 -   8.43
   2003...........  1,375   12.42 - 12.58      17,193      0.00         1.10 - 1.70     25.17 -  25.92

   AIM V. I. Money Market
   2007...........  1,818   10.80 - 12.17      21,740      4.55         1.10 - 1.70      2.77 -   3.39
   2006...........  1,821   10.51 - 11.77      21,080      4.26         1.10 - 1.70      2.52 -   3.14
   2005...........  1,793   10.25 - 11.42      20,186      2.40         1.10 - 1.70      0.79 -   1.40
   2004...........  2,239   10.17 - 11.26      25,037      0.63         1.10 - 1.70     -1.01 -  -0.41
   2003...........  3,415   10.27 - 11.30      38,378      0.60         1.10 - 1.70     -1.12 -  -0.52

   AIM V. I. Premier Equity
   2006 (w).......     --     N/A - N/A            --      1.02         1.30 - 1.95        N/A - N/A
   2005........... 15,763    7.16 -  8.34     145,943      0.77         0.70 - 2.20      3.36 -   4.92
   2004........... 19,269    6.82 - 10.04     172,357      0.43         0.70 - 2.20      3.45 -   5.03
   2003........... 23,027    6.49 -  7.80     199,189      0.29         0.70 - 2.20     22.36 -  24.21

--------
(t)On June 12, 2006, AIM V. I. Blue Chip merged into AIM V. I. Large Cap Growth
(w)On May 1, 2006, AIM V. I. Premier Equity merged into AIM V. I. Core Equity
(x)For the period beginning June 12, 2006 and ended December 31, 2006

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                 At December 31,                    For the year ended December 31,
                       ----------------------------------- ------------------------------------------------
                                Accumulation
                       Units     Unit Value     Net Assets  Investment    Expense Ratio**   Total Return***
                       (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                       ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the AIM
  Variable Insurance
  Funds Sub-Accounts
  (continued):
   AIM V. I. Technology
   2007...............   375   $12.79 - 13.08    $ 4,858       0.00%        1.10 - 1.70%      5.88 -  6.52%
   2006...............   453    12.08 - 12.28      5,519       0.00         1.10 - 1.70       8.62 -  9.28
   2005...............   536    11.12 - 11.23      5,997       0.00         1.10 - 1.70       0.47 -  1.06
   2004 (ai)..........   657    11.07 - 11.12      7,295       0.00         1.10 - 1.70      10.71 - 11.17

   AIM V. I. Utilities
   2007...............   668    20.52 - 20.98     13,859       1.78         1.10 - 1.70      18.60 - 19.32
   2006...............   842    17.30 - 17.58     14,683       3.26         1.10 - 1.70      23.35 - 24.09
   2005...............   999    14.02 - 14.17     14,081       2.50         1.10 - 1.70      14.87 - 15.56
   2004 (ai)..........   948    12.24 - 12.24     11,603       0.00         1.35 - 1.37      22.36 - 22.38

Investments in the AIM
  Variable Insurance
  Funds Series II
  Sub-Accounts:

   AIM V. I. Aggressive Growth II
   2006 (y)...........    --      N/A - N/A           --       0.00            -- - --         N/A - N/A
   2005...............    56    11.19 - 11.51        633       0.00         1.30 - 2.00       3.44 -  4.18
   2004...............    54    10.82 - 11.05        594       0.00         1.30 - 2.00       9.24 - 10.02
   2003...............    55     9.90 - 10.04        549       0.00         1.30 - 2.00      23.82 - 24.71

   AIM V. I. Basic Balanced II
   2007...............   160    10.88 - 11.41      1,797       2.77         1.30 - 2.10       0.19 -  0.62
   2006...............   173    10.90 - 11.34      1,938       1.59         1.30 - 2.10       7.98 -  8.84
   2005...............   204    10.10 - 10.42      2,103       1.22         1.30 - 2.10       2.84 -  3.65
   2004...............   218     9.82 - 10.05      2,174       1.46         1.30 - 2.10       4.99 -  5.85
   2003...............   183     9.35 -  9.50      1,730       2.99         1.30 - 2.10      -6.50 - 14.64

   AIM V. I. Basic Value II
   2007............... 1,260    15.43 - 16.41     19,438       0.33         1.29 - 2.59      -1.28 -  0.05
   2006............... 1,431    15.63 - 16.40     22,198       0.12         1.29 - 2.59      10.02 - 11.49
   2005............... 1,573    14.20 - 14.71     21,968       0.00         1.29 - 2.59       2.71 -  4.07
   2004............... 1,550    13.83 - 14.14     20,868       0.00         1.29 - 2.59       7.97 -  9.41
   2003...............   825    12.81 - 12.92      9,910       0.00         1.29 - 2.59      28.08 - 29.22

   AIM V. I. Blue Chip II
   2006 (z)...........    --      N/A - N/A           --       0.00            -- - --         N/A - N/A
   2005...............   106     9.67 -  9.98      1,044       0.33         1.30 - 2.10       1.14 -  1.95
   2004...............   112     9.56 -  9.78      1,085       0.00         1.30 - 2.10       2.09 -  2.93
   2003...............   100     9.36 -  9.51        951       0.00         1.30 - 2.10      -6.40 - 23.19

--------
(y)On May 1, 2006, AIM V. I. Aggressive Growth II merged into AIM V. I. Capital Appreciation II
(z)On June 12, 2006, AIM V. I. Blue Chip II merged into AIM V. I. Large Cap Growth II
(ai)For the period beginning April 30, 2004, and ended December 31, 2004

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                  At December 31,                   For the year ended December 31,
                        ----------------------------------- ----------------------------------------------
                                 Accumulation                                  Expense      Total Return***
                        Units     Unit Value     Net Assets  Investment        Ratio**          Lowest
                        (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest   to Highest
                        ------ ----------------- ---------- ------------- ----------------- ---------------
Investments in the AIM
  Variable Insurance
  Funds Series II Sub-
  Accounts (continued):
   AIM V. I. Capital Appreciation II
   2007................  546    $14.98 - 15.93     $7,992        0.00%       1.29 - 2.59%     8.82 - 10.28%
   2006 (y)(aa)(ab)....  620     13.76 - 14.45      8,274        0.00        1.29 - 2.59      3.32 -  4.69
   2005................  570     13.32 - 13.80      7,538        0.00        1.29 - 2.59      5.77 -  7.18
   2004................  629     12.59 - 12.88      7,748        0.00        1.29 - 2.59      3.58 -  4.96
   2003................  463     12.16 - 12.27      5,418        0.00        1.29 - 2.59     21.60 - 22.68

   AIM V. I. Capital Development II
   2007................   47     15.19 - 15.85        733        0.00        1.30 - 2.00      8.35 -  9.11
   2006................   41     14.02 - 14.52        592        0.00        1.30 - 2.00     13.96 - 14.76
   2005................   42     12.30 - 12.65        523        0.00        1.30 - 2.00      7.09 -  7.86
   2004................   36     11.49 - 11.73        421        0.00        1.30 - 2.00     12.96 - 13.77
   2003................   31     10.17 - 10.31        319        0.00        1.30 - 2.00     32.35 - 33.29

   AIM V. I. Core Equity II
   2007................  389     11.25 - 11.50      4,618        0.90        1.29 - 2.59      5.07 -  6.48
   2006 (ac)...........  474     10.71 - 10.80      5,296        0.94        1.29 - 2.59      7.09 -  8.04
   2005................   43     11.01 - 11.33        478        1.23        1.30 - 2.00      2.99 -  3.72
   2004................   45     10.69 - 10.92        491        0.90        1.30 - 2.00      6.50 -  7.26
   2003................   35     10.04 - 10.18        357        1.26        1.30 - 2.00     21.67 - 22.54

   AIM V. I. Demographic Trends II
   2006 (aa)...........   --       N/A - N/A           --        0.00        0.00 - 0.00       N/A - N/A
   2005................   30      9.82 - 10.10        303        0.00        1.30 - 2.00      3.96 -  4.70
   2004................   31      9.45 -  9.65        301        0.00        1.30 - 2.00      5.74 -  6.50
   2003................   33      8.93 -  9.06        297        0.00        1.30 - 2.00    -10.67 - 35.52

   AIM V. I. Diversified Income II
   2007................   46     11.10 - 11.64        528        7.08        1.30 - 2.10     -0.61 -  0.20
   2006................   48     11.16 - 11.61        552        5.03        1.30 - 2.10      2.01 -  2.83
   2005................   66     10.94 - 11.29        732        5.93        1.30 - 2.10      0.55 -  1.35
   2004................   69     10.88 - 11.14        758        6.48        1.30 - 2.10      2.50 -  3.33
   2003................   53     10.62 - 10.78        567       10.25        1.30 - 2.10      6.18 -  7.60

--------
(y)On May 1, 2006, AIM V. I. Aggressive Growth II merged into AIM V. I. Capital Appreciation II
(aa) On May 1, 2006, AIM V. I. Demographic Trends II merged into AIM V. I. Capital Appreciation II
(ab) On May 1, 2006, AIM V. I. Growth II merged into AIM V. I. Capital Appreciation II
(ac) On May 1, 2006, AIM V. I. Premier Equity II merged into AIM V. I. Core Equity II

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                  At December 31,                    For the year ended December 31,
                        ----------------------------------- ------------------------------------------------
                                 Accumulation                                  Expense            Total
                        Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                        (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                        ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the AIM
  Variable Insurance
  Funds Series II Sub-
  Accounts (continued):
   AIM V. I. Government Securities II
   2007................   95    $11.04 - 11.59     $1,089        3.33%       1.30 - 2.10%     3.89 -   4.73%
   2006................  124     10.63 - 11.06      1,362        2.90        1.30 - 2.10      1.14 -   1.95
   2005................  202     10.51 - 10.85      2,177        2.87        1.30 - 2.10     -0.67 -   0.10
   2004................  224     10.58 - 10.84      2,411        3.52        1.30 - 2.10       0.12 -  0.94
   2003................  224     10.57 - 10.74      2,401        2.56        1.30 - 2.10      -0.39 -  5.68

   AIM V. I. Growth II
   2006 (ab)...........   --       N/A - N/A           --        0.00        0.00 - 0.00        N/A - N/A
   2005................   32      9.62 -  9.90        312        0.00        1.30 - 2.00       5.02 -  5.78
   2004................   37      9.16 -  9.36        345        0.00        1.30 - 2.00       5.84 -  6.60
   2003................   40      8.66 -  8.78        351        0.00        1.30 - 2.00      28.26 - 29.18

   AIM V. I. High Yield II
   2007................   47     13.58 - 14.15        651        6.61        1.30 - 2.00      -1.00 - -0.30
   2006................   52     13.71 - 14.20        732        7.55        1.30 - 2.00       8.23 -  8.99
   2005................   64     12.67 - 13.03        830        8.84        1.30 - 2.00       0.40 -  1.11
   2004................   65     12.62 - 12.88        836        3.17        1.30 - 2.00       8.91 -  9.69
   2003................   52     11.59 - 11.74        613       10.77        1.30 - 2.00      25.33 - 26.23

   AIM V. I. International Growth II
   2007................   78     20.31 - 21.31      1,636        0.39        1.30 - 2.10      12.06 - 12.96
   2006................   86     18.12 - 18.87      1,593        1.08        1.30 - 2.10      26.23 - 81.20
   2005................   66     14.53 - 14.95        973        0.64        1.30 - 2.00      15.36 - 16.18
   2004................   56     12.59 - 12.87        710        0.59        1.30 - 2.00      21.23 - 22.10
   2003................   37     10.39 - 10.54        392        0.51        1.30 - 2.00      3.88 -  26.93

   AIM V. I. Large Cap Growth II
   2007................   88     12.46 - 12.62      1,106        0.00        1.30 - 2.10      12.89 - 13.80
   2006 (x)(z).........   95     11.04 - 11.09      1,047        0.00        1.30 - 2.10      10.40 - 10.89

   AIM V. I. Mid Cap Core Equity II
   2007................  488     12.98 - 13.55      6,739        0.05        1.29 - 2.44       6.60 -  7.87
   2006................  545     12.17 - 12.56      6,990        0.67        1.29 - 2.44      8.28 -   9.55
   2005................  637     11.24 - 11.46      7,457        0.37        1.29 - 2.44      4.66 -   5.89
   2004................  375     10.74 - 10.83      4,239        0.04        1.29 - 2.44      7.41 -   8.26
   2003................  130     10.84 - 10.99      1,419        0.00        1.30 - 2.00      24.52 - 25.41

--------
(x)For the period beginning June 12, 2006 and ended December 31, 2006
(z)On June 12, 2006, AIM V. I. Blue Chip II merged into AIM V. I. Large Cap Growth II
(ab) On May 1, 2006, AIM V. I. Growth II merged into AIM V. I. Capital Appreciation II

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                     At December 31,                  For the year ended December 31,
                           ----------------------------------- ---------------------------------------------
                                    Accumulation               Investment      Expense            Total
                           Units     Unit Value     Net Assets   Income        Ratio**          Return***
                           (000s) Lowest to Highest   (000s)     Ratio*   Lowest to Highest Lowest to Highest
                           ------ ----------------- ---------- ---------- ----------------- -----------------
Investments in the AIM
  Variable Insurance Funds
  Series II Sub-Accounts
  (continued):
   AIM V. I. Money Market II
   2007...................   228   $  9.76 -10.43    $ 2,352      4.00%      1.30 - 2.40%      1.80 -  2.93%
   2006...................   213      9.58 -10.13      2,143      3.63       1.30 - 2.40       1.55 -  2.67
   2005...................   286      9.44 - 9.87      2,794      2.16       1.30 - 2.40      -5.63 -  0.95
   2004...................   580      9.48 - 9.78      5,632      0.61       1.30 - 2.30      -5.17 - -0.87
   2003...................   185      9.72 - 9.86      1,820      0.27       1.30 - 2.00      -1.68 - -0.98

   AIM V. I. Premier Equity II
   2006 (ac)..............    --      N/A - N/A           --      0.72       2.04 - 2.04         N/A -  N/A
   2005...................   386    12.32 - 12.76      4,641      0.64       1.29 - 2.59       2.64 -  4.01
   2004...................   376    12.00 - 12.27      4,364      0.38       1.29 - 2.59       2.76 -  4.13
   2003...................   262    11.68 - 11.78      2,871      0.39       1.29 - 2.59      16.81 - 17.85

   AIM V. I. Technology II
   2007...................     9    12.53 - 12.85        119      0.00       1.30 - 2.00       5.34 -  6.08
   2006...................    10    11.89 - 12.12        123      0.00       1.30 - 2.00       8.04 -  8.80
   2005...................    12    11.01 - 11.14        132      0.00       1.30 - 2.00      -0.06 -  0.63
   2004 (ai)..............    13    11.01 - 11.07        144      0.00       1.30 - 2.00      10.13 - 10.66

   AIM V. I. Utilities II
   2007...................    48    20.23 - 20.64        971      1.81       1.30 - 1.85      18.11 - 18.76
   2006...................    50    17.13 - 17.38        873      3.80       1.30 - 1.85      22.96 - 23.64
   2005...................    39    13.93 - 14.06        550      2.37       1.30 - 1.85      14.41 - 15.04
   2004 (ai)..............    37    12.17 - 12.22        456      0.00       1.30 - 1.85      21.75 - 22.20

Investments in the
  AllianceBernstein
  Variable Product Series
  Fund Sub-Accounts:
   AllianceBernstein VPS Growth (b)
   2007................... 5,068     8.55 - 15.84     55,665      0.00       0.70 - 2.59       9.73 - 11.87
   2006................... 6,256     7.64 - 14.44     59,865      0.00       0.70 - 2.59      -3.79 - -1.93
   2005................... 6,832     7.79 - 15.01     64,949      0.00       0.70 - 2.59       8.75 - 10.86
   2004................... 6,175     7.03 - 13.80     49,046      0.00       0.70 - 2.59      11.56 - 13.73
   2003................... 4,787     6.18 - 12.37     31,863      0.00       0.70 - 2.59      23.69 - 33.76

--------
(b)Previously known as AllianceBernstein Growth
(ac)On May 1, 2006, AIM V. I. Premier Equity II merged into AIM V. I. Core Equity II
(ai)For the period beginning April 30, 2004, and ended December 31, 2004

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                              At December 31,                    For the year ended December 31,
                    ----------------------------------- ------------------------------------------------
                             Accumulation                                  Expense            Total
                    Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                    (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                    ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  AllianceBernstein
  Variable Product
  Series Fund
  Sub-Accounts
  (continued):
   AllianceBernstein VPS Growth & Income (c)
   2007............ 11,800  $15.68 - 16.42    $165,771      1.25%        0.70 - 2.59%      2.13 -  4.12%
   2006............ 14,983   15.35 - 15.77     203,750      1.12         0.70 - 2.59      13.96 - 16.17
   2005............ 17,601   13.47 - 13.57     207,806      1.29         0.70 - 2.59       1.89 -  3.87
   2004............ 19,688   13.07 - 13.22     224,698      0.73         0.70 - 2.59       8.34 - 10.45
   2003............ 20,088   11.83 - 12.20     207,152      0.79         0.70 - 2.59      22.04 - 31.26

   AllianceBernstein VPS International Value (d)
   2007............  2,617   15.97 - 16.54      42,873      1.07         1.29 - 2.59       2.83 -  4.21
   2006............  2,631   15.53 - 15.88      41,513      1.29         1.29 - 2.59      31.63 - 33.38
   2005 (aj).......  1,299   11.80 - 11.90      15,418      0.09         1.29 - 2.59       17.97 -19.02

   AllianceBernstein VPS Large Cap Growth (e)
   2007............  4,753    8.21 - 14.43      39,213      0.00         0.70 - 2.59      10.66 - 12.82
   2006............  6,022    7.28 - 13.04      44,053      0.00         0.70 - 2.59      -3.21 - -1.33
   2005............  6,159    7.37 - 13.47      46,607      0.00         0.70 - 2.59      11.88 - 14.04
   2004............  6,506    6.47 - 12.04      43,142      0.00         0.70 - 2.59       5.54 -  7.59
   2003............  7,152    6.01 - 11.41      42,433      0.00         0.70 - 2.59      14.10 - 22.51

   AllianceBernstein VPS Small/Mid Cap Value (f)
   2007............  2,375   17.92 - 19.07      44,404      0.76         1.29 - 2.59      -1.12 -  0.21
   2006............  2,636   18.13 - 19.03      49,368      0.23         1.29 - 2.59      11.25 - 12.73
   2005............  2,513   16.29 - 16.88      41,919      0.56         1.29 - 2.59       3.88 -  5.26
   2004............  1,633   15.68 - 16.03      25,976      0.08         1.29 - 2.59      15.99 - 17.54
   2003 (ak).......  1,000   13.52 - 13.64      13,601      0.10         1.29 - 2.59      35.21 - 36.42

   AllianceBernstein VPS Utility Income (g)
   2007............    519   15.56 - 16.12       8,265      2.05         1.29 - 2.59      18.87 - 20.46
   2006............    460   13.09 - 13.38       6,119      2.45         1.29 - 2.59      30.91 - 33.83
   2005 (aj).......    290   10.89 - 10.98       3,174      0.29         1.29 - 2.44       8.92 -  9.78

--------
(c)Previously known as AllianceBernstein Growth & Income
(d)Previously known as AllianceBernstein International Value
(e)Previously known as AllianceBernstein Large Cap Growth
(f)Previously known as AllianceBernstein Small/Mid Cap Value
(g)Previously known as AllianceBernstein Utility Income
(aj)For the period beginning April 29, 2005, and ended December 31, 2005
(ak)For the period beginning May 1, 2003, and ended December 31, 2003

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                 At December 31,                    For the year ended December 31,
                       ----------------------------------- ------------------------------------------------
                                Accumulation                                  Expense            Total
                       Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                       (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                       ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  AllianceBernstein
  Variable Product
  Series Fund Sub-
  Accounts
  (continued):
   AllianceBernstein VPS Value (h)
   2007...............  311    $11.73 - 12.16     $3,747       1.20%        1.29 - 2.59%    -6.66 -  -5.41%
   2006...............  362     12.57 - 12.85      4,624       1.04         1.29 - 2.59     17.90 -  19.47
   2005 (aj)..........  135     10.66 - 10.76      1,449       0.52         1.29 - 2.59      6.62 -   7.57

Investments in the
  American Century
  Variable Portfolios,
  Inc. Sub-Accounts:
   American Century VP Balanced
   2007...............    2     15.73 - 15.73         24       2.84         1.45 - 1.45      3.42 -   3.42
   2006...............    3     15.21 - 15.36         50       2.24         1.35 - 1.45      8.05 -   8.15
   2005...............    4     14.08 - 14.20         53       1.94         1.35 - 1.45      3.43 -   3.53
   2004...............    5     13.61 - 13.72         62       1.91         1.35 - 1.45      8.20 -   8.31
   2003...............    7     12.58 - 12.66         85       3.54         1.35 - 1.45      17.74 - 17.86

   American Century VP International
   2007...............   --                --         --        N/A         0.00 - 0.00      0.00 -   0.00
   2006...............    2     16.29 - 16.29         30       1.59         1.45 - 1.45     23.23 -  23.23
   2005...............    2     13.22 - 13.33         26       1.65         1.35 - 1.45     11.63 -  11.74
   2004...............    5     11.84 - 11.93         63       0.66         1.35 - 1.45     13.27 -  13.38
   2003...............    9     10.46 - 10.52         90       0.70         1.35 - 1.45     22.72 -  22.84

Investments in the
  Dreyfus Socially
  Responsible Growth
  Fund, Inc.
  Sub-Account:
   Dreyfus Socially Responsible Growth Fund
   2007...............   17      6.73 - 10.49        159       0.63         1.15 - 1.65      6.01 -   6.55
   2006...............   26      6.35 -  9.85        233       0.11         1.15 - 1.65      7.42 -   7.96
   2005...............   31      5.91 -  9.12        256       0.00         1.15 - 1.65      1.92 -   2.43
   2004...............   31      5.80 -  8.90        257       0.35         1.15 - 1.65      4.47 -   5.00
   2003...............   39      5.55 -  8.48        320       0.11         1.15 - 1.65     23.94 -  24.56

--------
(h)Previously known as AllianceBernstein Value
(aj) For the period beginning April 29, 2005, and ended December 31, 2005

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                At December 31,                    For the year ended December 31,
                      ----------------------------------- ------------------------------------------------
                               Accumulation                                  Expense            Total
                      Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                      (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Dreyfus Stock Index
  Fund Sub-Account:
   Dreyfus Stock Index Fund
   2007..............  104    $11.31 - 13.23     $1,291       1.71%        1.15 - 1.85%      3.30 -  4.05%
   2006..............  126     10.95 - 12.71      1,494       1.63         1.15 - 1.85      13.37 - 14.18
   2005..............  163      9.66 - 11.13      1,717       1.54         1.15 - 1.85       2.76 -  3.50
   2004..............  211      9.40 - 10.76      2,144       1.74         1.15 - 1.85       8.59 -  9.38
   2003..............  244      8.66 -  9.83      2,329       1.45         1.15 - 1.85      25.99 - 26.90

Investments in the
  Dreyfus Variable
  Investment Fund
  Sub-Accounts:
   VIF Growth & Income
   2007..............   17     10.63 - 13.43        223       0.74         1.15 - 1.85       6.43 -  7.20
   2006..............   27      9.99 - 12.53        318       0.71         1.15 - 1.85      12.40 - 13.21
   2005..............   31      8.89 - 11.07        328       1.30         1.15 - 1.85       1.45 -  2.17
   2004..............   36      8.76 - 10.83        373       1.19         1.15 - 1.85       5.48 -  6.24
   2003..............   41      8.31 - 10.19        398       0.81         1.15 - 1.85      24.23 - 25.12

   VIF Money Market
   2007..............   71     10.46 - 12.13        773       4.85         1.15 - 1.85       2.92 -  3.66
   2006..............   75     10.16 - 11.71        803       4.33         1.15 - 1.85       2.66 -  3.40
   2005..............   89      9.90 - 11.32        941       2.51         1.15 - 1.85       0.76 -  1.49
   2004..............  114      9.83 - 11.16      1,200       0.75         1.15 - 1.85     -1.06 -  -0.35
   2003..............  149      9.93 - 11.19      1,570       0.71         1.15 - 1.85     -1.17 -  -0.45

   VIF Small Company Stock (i)
   2007..............   --      N/A - N/A            --        N/A         0.00 - 0.00        N/A - N/A
   2006..............    5     16.90 - 17.51         84       0.00         1.15 - 1.59       9.22 -  9.70
   2005..............    5     15.47 - 15.96         73       0.00         1.15 - 1.59      -0.68 - -0.25
   2004..............    5     15.58 - 16.00         82       0.00         1.15 - 1.59      16.65 - 60.02
   2003..............    5     13.13 - 13.35         70       0.12         1.35 - 1.59      40.69 - 41.02

Investments in the
  DWS Variable Series
  Sub-Accounts:
   DWS VIP Bond A
   2007..............   56     14.36 - 14.49        916       4.16         0.70 - 0.80       3.34 -  3.44
   2006..............   57     13.90 - 14.01        799       4.01         0.70 - 0.80       3.88 -  3.98
   2005..............   85     13.38 - 13.47      1,143       3.39         0.70 - 0.80       1.78 -  1.89
   2004..............  102     13.14 - 13.22      1,351       3.77         0.70 - 0.80       4.54 -  4.64
   2003..............  110     12.57 - 12.64      1,383       5.02         0.70 - 0.80       4.22 -  4.33

--------
(i)For the period beginning January 1, 2007 and ended April 30, 2007

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                 At December 31,                    For the year ended December 31,
                       ----------------------------------- ------------------------------------------------
                                Accumulation                                  Expense            Total
                       Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                       (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                       ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the DWS
  Variable Series
  Sub-Accounts
  (continued):
   DWS VIP Capital Growth A
   2007...............  133    $12.65 - 12.76     $1,694       0.58%        0.70 - 0.80%     11.69 - 11.80%
   2006...............  156     11.32 - 11.41      1,779       0.63         0.70 - 0.80       7.66 -  7.77
   2005...............  239     10.52 - 10.59      2,527       0.80         0.70 - 0.80       8.09 -  8.20
   2004...............  204      9.73 -  9.79      1,991       0.55         0.70 - 0.80       7.12 -  7.23
   2003...............  222      9.08 -  9.13      2,027       0.40         0.70 - 0.80      25.87 - 26.00

   DWS VIP Global Opportunities
   2007...............   62     27.81 - 28.07      1,728       1.19         0.70 - 0.80       8.45 -  8.56
   2006...............   70     25.64 - 25.85      1,799       1.06         0.70 - 0.80      21.10 - 21.23
   2005...............   89     21.17 - 21.33      1,899       0.60         0.70 - 0.80      17.25 - 17.36
   2004...............   97     18.06 - 18.17      1,768       0.26         0.70 - 0.80      22.36 - 22.48
   2003...............  106     14.76 - 14.84      1,578       0.09         0.70 - 0.80      47.90 - 48.05

   DWS VIP Growth and Income A
   2007...............   56     11.29 - 11.39        635       1.56         0.70 - 0.80       0.54 -  0.64
   2006...............  110     11.23 - 11.32      1,240       0.92         0.70 - 0.80      12.72 - 12.83
   2005...............  116      9.96 - 10.03      1,160       1.25         0.70 - 0.80       5.22 -  5.33
   2004...............  141      9.47 -  9.52      1,340       0.95         0.70 - 0.80       9.28 -  9.39
   2003...............  180      8.66 -  8.71      1,570       0.98         0.70 - 0.80      25.73 - 25.85

   DWS VIP International
   2007...............   53     16.45 - 16.60        877       2.32         0.70 - 0.80      13.67 - 13.78
   2006...............   56     14.47 - 14.59        815       2.00         0.70 - 0.80      24.91 - 25.03
   2005...............   74     11.59 - 11.67        866       1.66         0.70 - 0.80      15.24 - 15.36
   2004...............   73     10.05 - 10.12        736       1.18         0.70 - 0.80      15.60 - 15.72
   2003...............  105      8.70 -  8.74        916       0.63         0.70 - 0.80      26.73 - 26.86

   DWS VIP Money Market A
   2006 (ad)..........   --       N/A - N/A           --       3.94         0.00 - 0.00        N/A - N/A
   2005...............   78     11.66 - 11.75        910       2.63         0.70 - 0.80       1.90 -  2.01
   2004...............   79     11.44 - 11.51        903       0.88         0.70 - 0.80       0.09 -  0.20
   2003...............  139     11.43 - 11.49      1,593       0.74         0.70 - 0.80       0.01 -  0.11

--------
(ad)On November 3, 2006, DWS VIP Money Market A merged into DWS VIP Money Market A II

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                 At December 31,                    For the year ended December 31,
                       ----------------------------------- ------------------------------------------------
                                Accumulation                                  Expense            Total
                       Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                       (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                       ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the DWS
  Variable Series II
  Sub-Accounts:
   DWS VIP Balanced A
   2007...............   169   $12.09 - 12.13    $ 2,051       3.22%        0.70 - 0.80%      4.00 -  4.10%
   2006...............   179    11.63 - 11.65      2,090       2.62         0.70 - 0.80       9.36 -  9.47
   2005 (aj)..........   238    10.63 - 10.64      2,531       0.00         0.70 - 0.80       6.33 -  6.41

   DWS VIP Money Market A II
   2007...............    98    10.48 - 10.50      1,033       4.98         0.70 - 0.80       4.16 -  4.27
   2006 (ad)(ae)......   101    10.06 - 10.07      1,013       1.27         0.70 - 0.80       0.64 -  0.66

   DWS VIP Small Cap Growth A
   2007...............    36    12.76 - 12.79        465       0.00         0.70 - 0.80       5.35 -  5.45
   2006...............    47    12.11 - 12.13        576       0.00         0.70 - 0.80       4.43 -  4.53
   2005 (aj)..........    66    11.60 - 11.61        760       0.00         0.70 - 0.80      15.98 - 16.06

Investments in the
  Federated Insurance
  Series Sub-Account:
   Federated Prime Money Fund II
   2007 (j)...........   894    10.43 - 11.69     10,661       5.74         1.15 - 1.85       2.84 -  3.58
   2006...............   528    10.14 - 11.29      5,996       4.39         1.15 - 1.85       2.60 -  3.33
   2005...............   573     9.88 - 10.92      6,335       2.59         1.15 - 1.85       0.81 -  1.53
   2004...............   804     9.81 - 10.76      8,836       0.75         1.15 - 1.85     -1.05 -  -0.34
   2003............... 1,183     9.91 - 10.79     13,266       0.74         1.15 - 1.85     -1.18 -  -0.47

Investments in the
  Fidelity Variable
  Insurance Products
  Fund Sub-Accounts:
   VIP Contrafund
   2007...............   793    17.07 - 22.12     14,275       0.87         1.15 - 1.65      15.66 - 16.24
   2006...............   988    12.89 - 19.03     15,497       1.27         1.15 - 1.65       9.89 - 10.44
   2005............... 1,152    11.73 - 17.23     16,506       0.28         1.15 - 1.65      15.03 - 15.60
   2004............... 1,201    11.68 - 11.93     14,967       0.30         1.25 - 1.65      13.59 - 14.04
   2003............... 1,176    10.28 - 10.46     12,924       0.40         1.25 - 1.65      26.36 - 26.87

--------
(j)On April 27, 2007 STI International Equity merged into Federated Prime Money Fund II
(ad)On November 3, 2006, DWS VIP Money Market A merged into DWS VIP Money Market A II
(ae)For the period beginning November 3, 2006, and ending December 31, 2006
(aj)For the period beginning April 29, 2005, and ended December 31, 2005

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                               At December 31,                    For the year ended December 31,
                     ----------------------------------- ------------------------------------------------
                              Accumulation                                  Expense            Total
                     Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                     (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                     ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Fidelity Variable
  Insurance Products
  Fund Sub-Accounts
  (continued):
   VIP Equity-Income
   2007.............   179   $13.76 - 16.15    $ 2,782        1.54%       1.15 - 1.65%     -0.14 -  0.36%
   2006.............   267    13.78 - 16.09      4,159        3.28        1.15 - 1.65      18.23 - 18.82
   2005.............   413    11.65 - 13.54      5,397        1.69        1.15 - 1.65       4.14 -  4.66
   2004.............   497    11.19 - 12.94      6,226        1.55        1.15 - 1.65       9.70 - 10.25
   2003.............   540    10.20 - 11.74      6,144        1.74        1.15 - 1.65      28.20 - 28.84

   VIP Growth
   2007.............   643    10.97 - 14.02      7,458        0.84        1.15 - 1.65      24.88 - 25.51
   2006.............   827     8.78 - 11.17      7,662        0.42        1.15 - 1.65       5.11 -  5.63
   2005............. 1,080     6.45 - 10.58      9,443        0.51        1.15 - 1.65       4.07 -  4.59
   2004............. 1,318     8.03 -  8.21     10,932        0.26        1.25 - 1.65       1.69 -  2.09
   2003............. 1,416     7.90 -  8.04     11,525        0.24        1.25 - 1.65      30.68 - 31.20

   VIP High Income
   2007.............   233    11.06 - 11.80      2,567        7.51        1.15 - 1.65       1.10 -  1.60
   2006.............   298    10.94 - 11.61      3,249        6.94        1.15 - 1.65       9.42 -  9.97
   2005.............   379    10.00 - 10.56      3,766       14.71        1.15 - 1.65       1.02 -  1.53
   2004.............   431     9.32 -  9.42      4,231        7.36        1.25 - 1.45       8.02 -  8.23
   2003.............   419     8.55 -  8.70      3,829        5.19        1.25 - 1.65     -14.50 - 25.69

   VIP Index 500
   2007.............   904    10.47 - 11.01      9,912        3.62        1.15 - 1.65       3.70 -  4.23
   2006............. 1,120    10.05 - 10.61     11,743        1.82        1.15 - 1.65      13.84 - 14.41
   2005............. 1,435     8.27 -  8.78     13,080        1.82        1.15 - 1.65       3.11 -  3.63
   2004............. 1,696     9.04 -  9.24     14,869        1.23        1.25 - 1.65       8.81 -  9.24
   2003............. 1,649     8.31 -  8.46     13,238        1.26        1.25 - 1.65      26.31 - 26.82

   VIP Investment Grade Bond
   2007.............   234    14.33 - 14.82      3,460        4.47        1.25 - 1.65       2.63 -  3.04
   2006.............   286    13.97 - 14.39      4,096        4.24        1.25 - 1.65       2.65 -  3.06
   2005.............   352    13.61 - 13.96      4,901        3.72        1.25 - 1.65       0.52 -  0.93
   2004.............   400    13.53 - 13.83      5,522        4.00        1.25 - 1.65       2.75 -  3.16
   2003.............   379    13.17 - 13.41      5,070        3.99        1.25 - 1.65       3.48 -  3.90

   VIP Overseas
   2007.............   241    13.05 - 15.56      3,642        3.37         1.15 -1.65      15.38 - 15.96
   2006.............   287    11.25 - 13.48      3,724        0.89        1.15 - 1.65      16.15 - 16.73
   2005.............   314     9.64 - 11.61      3,514        0.65        1.15 - 1.65      17.10 - 17.69
   2004.............   325     9.91 - 10.13      3,042        1.09        1.25 - 1.65      -0.88 - 12.22
   2003.............   330     8.87 -  9.03      2,750        0.73        1.25 - 1.65     -11.32 - 41.59

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5. Financial Highlights (continued)

                                        At December 31,                    For the year ended December 31,
                              ----------------------------------- ------------------------------------------------
                                       Accumulation                                  Expense            Total
                              Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                              (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                              ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the Fidelity
  Variable Insurance Products
  Fund (Service Class 2) Sub-
  Accounts:
   VIP Asset Manager Growth (Service Class 2)
   2007......................     5   $12.55 - 12.55    $     66      3.65%        1.35 - 1.35%     16.99 - 16.99%
   2006......................     6    10.58 - 10.73          63      1.52         1.35 - 1.60       5.02 -  5.29
   2005......................     5    10.07 - 10.19          49      1.48         1.35 - 1.60       1.91 -  2.17
   2004......................     3     9.88 -  9.97          32      2.11         1.35 - 1.60       3.94 -  4.20
   2003......................     3     9.51 -  9.57          31      2.24         1.35 - 1.60      21.06 - 21.37

   VIP Contrafund (Service Class 2)
   2007...................... 8,137    11.91 - 14.65     110,027      0.83         1.29 - 2.59      14.25 - 15.78
   2006...................... 6,413    10.29 - 12.82      77,840      1.11         1.29 - 2.59       2.91 -  8.55
   2005...................... 2,203    11.81 - 11.92      26,417      0.01         1.29 - 2.59      18.12 - 19.17
   2004......................   114    11.90 - 12.13       1,376      0.21         1.35 - 1.85      13.03 - 13.60
   2003......................   118    10.67 - 12.68       1,256      0.28         1.35 - 2.05      25.57 - 26.47

   VIP Equity-Income (Service Class 2)
   2007......................   271    13.27 - 14.46       3,575      1.60         1.35 - 2.00      -0.76 - -0.10
   2006......................   300    13.28 - 14.57       3,979      2.94         1.35 - 2.00      17.54 - 18.31
   2005......................   314    11.23 - 12.40       3,533      1.43         1.35 - 2.00       4.15 - 23.99
   2004......................   316    12.53 - 12.53       3,424      1.36         1.50 - 1.50       9.57 -  9.57
   2003......................   338    11.44 - 11.44       3,338      2.73         1.50 - 1.50      28.08 - 28.08

   VIP 2010 Portfolio (Service Class 2)
   2007......................   566    11.04 - 11.22       6,320      2.89         1.29 - 2.24       5.98 -  7.02
   2006 (af).................   328    10.42 - 10.48       3,433      2.90         1.29 - 2.24       4.15 -  4.83

   VIP Freedom 2020 Portfolio (Service Class 2)
   2007......................   581    11.28 - 11.41       6,602      2.88         1.29 - 1.99       7.77 -  8.84
   2006 (af).................   198    10.46 - 10.51       2,075      2.67         1.29 - 1.99       4.63 -  5.13

   VIP Freedom 2030 Portfolio (Service Class 2)
   2007......................   194    11.42 - 11.54       2,226      2.46         1.29 - 1.89       8.97 -  9.64
   2006 (af).................   109    10.48 - 10.52       1,146      2.56         1.29 - 1.89       4.79 -  5.22

   VIP Freedom Growth Stock Portfolio (Service Class 2)
   2007......................   147    11.67 - 11.79       1,724      0.00         1.29 - 1.89      19.99 - 20.73
   2006 (af).................    47     9.73 -  9.77         456      0.00         1.29 - 1.89      -2.74 - -2.34

   VIP Freedom Income Portfolio (Service Class 2)
   2007......................   179    10.73 - 10.84       1,936      5.64         1.29 - 1.89       3.90 -  4.54
   2006 (af).................    54    10.33 - 10.37         561      5.44         1.29 - 1.89       3.31 -  3.73

--------
(af)For the period beginning May 1, 2006 and ended December 31, 2006

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                               At December 31,                    For the year ended December 31,
                     ----------------------------------- ------------------------------------------------
                              Accumulation                                  Expense            Total
                     Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                     (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                     ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Fidelity Variable
  Insurance Products
  Fund (Service
  Class 2)
  Sub-Accounts
  (continued):
   VIP Growth & Income (Service Class 2)
   2007............. 1,126   $13.19 - 13.67    $15,234        1.45%       1.29 - 2.59%      8.95 - 10.41%
   2006............. 1,180    12.11 - 12.38     14,521        0.53        1.29 - 2.59       9.94 - 11.40
   2005 (aj)........   621    11.02 - 11.11      6,884        0.00        1.29 - 2.59      10.16 - 11.14

   VIP Growth (Service Class 2)
   2007.............    66    10.49 - 10.86        722        0.40        1.35 - 1.85      24.30 - 24.94
   2006.............    75     8.44 -  8.69        654        0.17        1.35 - 1.85       4.61 -  5.14
   2005.............    86     8.07 -  8.26        717        0.26        1.35 - 1.85       3.56 -  4.08
   2004.............   103     7.79 -  7.94        820        0.13        1.35 - 1.85       1.21 -  1.73
   2003.............   113     7.70 -  7.80        892        0.10        1.35 - 1.85      30.09 - 30.75

   VIP High Income (Service Class 2)
   2007.............   964    11.29 - 11.65     11,264        8.39        1.29 - 2.44       0.03 -  1.21
   2006.............   950    11.28 - 11.51     11,001        9.54        1.29 - 2.44       8.32 -  9.60
   2005.............   549    10.41 - 10.50      5,887       14.03        1.29 - 2.59       4.05 -  4.98
   2004.............   108    12.17 - 12.40      1,335        7.85        1.35 - 1.85       7.36 -  7.91
   2003.............   105    11.33 - 11.49      1,202        6.11        1.35 - 1.85      24.41 - 25.04

   VIP Index 500 (Service Class 2)
   2007.............   805    11.04 - 11.26      9,066        3.44        1.29 - 2.44       2.60 -  3.82
   2006.............   358    10.76 - 10.85      3,927        0.99        1.29 - 2.44       7.61 -  8.46
   2005.............   184     9.58 -  9.81      1,797        1.62        1.35 - 1.85       2.63 -  3.15
   2004.............   196     9.34 -  9.51      1,862        1.12        1.35 - 1.85       8.30 -  8.85
   2003.............   204     8.62 -  8.74      1,787        1.19        1.35 - 1.85      25.72 - 26.36

   VIP Investment Grade Bond (Service Class 2)
   2007.............     1    12.08 - 12.08         18        4.44        1.50 - 1.50       2.51 -  2.51
   2006.............     2    11.78 - 11.78         21        3.44        1.50 - 1.50       2.58 -  2.58
   2005.............     2    11.49 - 11.49         24        3.40        1.50 - 1.50       0.37 -  0.37
   2004.............     2    11.44 - 11.44         25        4.04        1.50 - 1.50       2.63 -  2.63
   2003.............     2    11.15 - 11.15         25        6.41        1.50 - 1.50       3.37 -  3.37

   VIP Mid Cap (Service Class 2)
   2007............. 2,415    11.27 - 14.80     32,122        0.51        1.29 - 2.59      12.34 - 13.84
   2006............. 1,846    13.17 - 13.47     22,815        0.11        1.29 - 2.59      10.96 - 31.72
   2005 (aj)........   703    12.04 - 12.14      8,508        0.00        1.29 - 2.44      20.41 - 21.36

--------
(aj)For the period beginning April 29, 2005, and ended December 31, 2005

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                      At December 31,                    For the year ended December 31,
                            ----------------------------------- ------------------------------------------------
                                     Accumulation                                  Expense            Total
                            Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                            (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                            ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the Fidelity
  Variable Insurance
  Products Fund (Service
  Class 2) Sub-Accounts
  (continued):
   VIP Money Market (Service Class 2)
   2007....................   915   $10.41 - 10.60    $ 9,648       3.91%        1.29 - 2.39%      2.44 -  3.60%
   2006 (af)............... 1,088    10.16 - 10.23     11,107       2.58         1.29 - 2.39       1.58 -  2.35

   VIP Overseas (Service Class 2)
   2007....................    11    15.13 - 15.65        182       3.04         1.35 - 1.85      14.88 - 15.46
   2006....................     9    13.17 - 13.56        135       0.51         1.35 - 1.85      16.19 - 31.73
   2005 (aj)...............     6    11.67 - 16.58         74       0.49         1.35 - 1.80      16.65 - 17.18
   2004....................     7    13.55 - 13.55         69       1.01         1.50 - 1.50      11.61 - 11.61
   2003....................     6    12.14 - 12.14         57       0.34         1.50 - 1.50      40.89 - 40.89

Investments in the Franklin
  Templeton Variable
  Insurance Products Trust
  Sub-Accounts:
   Franklin Flex Cap Growth Securities
   2007....................   428    12.64 - 13.10      5,546       0.13         1.29 - 2.59      11.35 - 12.84
   2006....................   410    11.35 - 11.61      4,725       0.01         1.29 - 2.59       3.85 - 13.54
   2005 (aj)...............   131    11.09 - 11.18      1,457       0.15         1.29 - 2.44      10.90 - 11.78

   Franklin Growth and Income Securities
   2007.................... 4,938    15.30 - 16.47     80,067       2.34         1.29 - 2.69      -6.31 - -4.96
   2006.................... 5,458    16.34 - 17.33     93,369       2.40         1.29 - 2.69      13.62 - 15.25
   2005.................... 5,741    14.38 - 15.03     85,475       2.65         1.29 - 2.69       0.74 -  2.18
   2004.................... 5,083    14.27 - 14.71     74,266       2.61         1.29 - 2.69       7.64 -  9.19
   2003.................... 2,824    13.38 - 13.48     37,891       0.00         1.29 - 1.89      33.76 - 34.75

   Franklin High Income Sec 2
   2007.................... 1,006    11.46 - 11.97     11,886       6.29         1.28 - 2.44       0.20 -  1.40
   2006.................... 1,172    11.44 - 11.80     13,689       6.41         1.28 - 2.44       6.70 -  7.98
   2005.................... 1,146    10.72 - 10.93     12,447       6.61         1.28 - 2.44       0.80 -  2.00
   2004 (ai)...............   776    10.63 - 10.72      8,293       2.06         1.28 - 2.44       6.34 -  7.18

--------
(af)For the period beginning May 1, 2006 and ended December 31, 2006
(ai)For the period beginning April 30, 2004, and ended December 31, 2004
(aj)For the period beginning April 29, 2005, and ended December 31, 2005

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                  At December 31,                    For the year ended December 31,
                        ----------------------------------- ------------------------------------------------
                                 Accumulation                                  Expense            Total
                        Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                        (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                        ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Franklin Templeton
  Variable Insurance
  Products Trust Sub-
  Accounts (continued):
   Franklin Income Securities
   2007................ 23,607  $12.86 - 13.51    $315,068      3.56%        1.28 - 2.59%      1.06 -  2.43%
   2006................ 20,822   12.73 - 13.19     272,191      3.26         1.28 - 2.59      15.19 - 16.74
   2005................ 12,501   11.05 - 11.30     140,500      3.28         1.28 - 2.59       0.31 - 10.50
   2004 (ai)...........  2,826   11.17 - 11.26      31,764      0.34         1.10 - 2.54      11.68 - 12.63

   Franklin Large Cap Growth Securities
   2007................  6,664   11.57 - 12.06      79,677      0.79         1.29 - 2.54       3.52 -  4.85
   2006................  5,670   11.18 - 11.50      64,820      0.76         1.29 - 2.54       9.47 - 11.79
   2005................  2,903   10.35 - 10.51      30,389      0.29         1.29 - 2.49      -0.24 -  3.49
   2004 (al)...........    176   10.50 - 10.53       1,850      0.00         1.29 - 2.44       5.03 -  5.33

   Franklin Small Cap Value Securities
   2007................  3,302   12.64 - 19.87      66,006      0.68         1.28 - 2.69     -5.02 -  -3.63
   2006................  3,842   13.12 - 20.92      78,437      0.66         1.28 - 2.69      13.84 - 15.50
   2005................  3,217   11.36 - 18.38      59,475      0.70         1.28 - 2.69       5.85 - 13.57
   2004................  2,205   17.36 - 17.90      39,167      0.18         1.29 - 2.69      20.42 - 22.15
   2003................  1,410   14.48 - 14.65      20,576      0.00         1.29 - 2.34      44.80 - 46.53

   Franklin Small-Mid Cap Growth Securities
   2007................    183   19.84 - 22.67       3,480      0.00         1.15 - 2.34       8.62 -  9.96
   2006................    215   18.26 - 20.62       3,789      0.00         1.15 - 2.34       6.16 -  7.45
   2005................    231   17.20 - 19.19       3,826      0.00         1.15 - 2.34       2.34 -  3.59
   2004................    244   16.81 - 17.21       3,918      0.00         1.29 - 2.34       8.87 - 10.04
   2003................    259   15.44 - 15.64       3,800      0.00         1.29 - 2.34      35.48 - 54.39

   Franklin U.S. Government
   2007................  2,255   10.65 - 11.22      25,035      4.63         1.29 - 2.69       3.72 -  5.22
   2006................  1,941   10.27 - 10.66      20,542      4.27         1.29 - 2.69       1.23 -  2.68
   2005................  1,485   10.14 - 10.39      15,353      4.40         1.29 - 2.69      -0.34 -  1.09
   2004 (ai)...........    704   10.18 - 10.27       7,221      0.56         1.10 - 2.69       1.76 -  2.74

   Mutual Discovery
   2007................  2,548   11.93 - 12.19      32,766      1.53         1.29 - 2.54       8.99 - 10.40
   2006................  1,515   10.95 - 13.85      18,246      0.68         1.29 - 2.54       9.47 - 21.47
   2005 (aj)...........    248   11.32 - 11.40       2,826      0.38         1.29 - 2.44      13.16 - 14.05

--------
(ai)For the period beginning April 30, 2004, and ended December 31, 2004
(al)For the period beginning October 1, 2004, and ended December 31, 2004
(aj)For the period beginning April 29, 2005, and ended December 31, 2005

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  Financial Highlights (continued)

                               At December 31,                    For the year ended December 31,
                     ----------------------------------- ------------------------------------------------
                              Accumulation                                  Expense            Total
                     Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                     (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                     ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Franklin Templeton
  Variable Insurance
  Products Trust
  Sub-Accounts
  (continued):
   Mutual Shares Securities
   2007............. 13,307  $17.18 - 23.46    $223,678       1.50%       1.15 - 2.69%      0.68 -  2.29%
   2006............. 13,386   17.06 - 22.93     219,784       1.27        1.15 - 2.69      15.21 - 17.03
   2005............. 10,392   14.81 - 19.60     147,674       0.87        1.15 - 2.69       7.59 -  9.29
   2004.............  5,727   10.97 - 13.77      78,149       0.70        1.28 - 2.69       9.60 -  9.75
   2003.............  2,632   12.61 - 12.77      33,291       0.00        1.29 - 2.34      26.15 - 27.65

   Templeton Developing Markets Securities
   2007.............  1,213   27.76 - 39.48      50,314       2.27        1.15 - 2.59      25.43 - 27.31
   2006.............  1,202   21.81 - 31.48      39,374       1.08        1.15 - 2.59      24.78 - 26.63
   2005.............  1,123   17.22 - 25.23      29,194       1.15        1.15 - 2.59      24.14 - 72.20
   2004.............    706   20.32 - 20.90      14,632       1.59        1.29 - 2.59      21.48 - 23.10
   2003.............    410   16.80 - 16.98       6,931       0.00        1.29 - 2.14      68.02 - 69.79

   Templeton Foreign Securities
   2007............. 11,824   16.61 - 22.10     240,018       2.01        1.15 - 2.69      12.34 - 14.13
   2006............. 11,793   14.55 - 19.68     206,971       1.24        1.15 - 2.69      18.19 - 20.06
   2005.............  8,679   12.12 - 16.65     125,225       1.09        1.15 - 2.69       7.21 -  8.91
   2004.............  2,631   11.54 - 15.53      37,460       0.79        1.28 - 2.69      15.44 - 55.28
   2003.............    918   13.52 - 13.68      12,364       0.00        1.29 - 2.34      35.22 - 36.83

   Templeton Global Income Securities
   2007.............    199   16.17 - 22.19       3,587       2.92        1.15 - 2.39       8.34 -  9.73
   2006.............    219   14.92 - 20.22       3,600       3.13        1.15 - 2.39      10.08 - 11.48
   2005.............    272   13.56 - 18.14       4,101       6.12        1.15 - 2.39      -4.18 - -5.39
   2004.............    305   14.33 - 14.69       4,800      10.86        1.29 - 2.39      12.00 - 13.26
   2003.............    297   12.79 - 12.97       4,135      11.06        1.29 - 2.39      20.86 - 27.93

   Templeton Growth Securities
   2007.............    190    14.68 -20.99       3,731       1.43        1.15 - 1.85       0.44 -  1.17
   2006.............    288   14.62 - 20.75       5,395       1.29        1.15 - 1.85      19.56 - 20.42
   2005.............    375   12.23 - 17.23       5,988       1.16        1.15 - 1.85       6.86 -  7.62
   2004.............    453   11.44 - 16.01       6,817       1.15        1.15 - 1.85      13.88 - 14.70
   2003.............    471   10.05 - 13.96       6,326       1.54        1.15 - 1.85      29.69 - 30.63

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                At December 31,                    For the year ended December 31,
                      ----------------------------------- ------------------------------------------------
                               Accumulation                                  Expense            Total
                      Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                      (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Goldman Sachs
  Variable Insurance
  Trust Sub-Accounts:
   VIT Capital Growth
   2007..............     4   $ 8.40 - 12.63    $    40       0.14%        1.15 - 1.65%     8.32  -   8.87%
   2006..............     7     7.75 - 11.60         62       0.11         1.15 - 1.65      6.79  -   7.32
   2005..............     9     7.26 - 10.81         74       0.14         1.15 - 1.65      1.26  -   1.77
   2004..............    10     7.17 - 10.62         83       0.70         1.15 - 1.65      7.30  -   7.84
   2003..............    10     6.68 -  9.85         78       0.27         1.15 - 1.65     21.71  -  22.32

   VIT Growth and Income
   2007..............   779    12.19 - 12.63      9,743       1.89         1.29 - 2.59     -2.35  -  -1.04
   2006..............   712    12.49 - 12.77      9,037       2.04         1.29 - 2.59     19.46  -  21.05
   2005..............   429    10.45 - 10.55      4,518       3.04         1.29 - 2.59      4.53  -   5.46
   2004..............     1    10.88 - 10.88          9       1.53         1.59 - 1.59     16.92  -  16.92
   2003..............     1     9.31 -  9.31          8       1.30         1.59 - 1.59     22.40  -  22.40

   VIT Mid Cap Value
   2007..............   685    12.79 - 13.25      8,995       0.76         1.29 - 2.59     -0.02  -   1.32
   2006..............   789    12.79 - 13.07     10,255       1.04         1.29 - 2.59     13.16  -  14.67
   2005..............   667    11.30 - 11.40      7,597       1.06         1.29 - 2.59     13.00  -  14.01
   2004..............   < 1    20.78 - 20.78          9       0.59         1.37 - 1.37     24.17  -  24.17
   2003..............   < 1    16.73 - 16.73          8       0.87         1.37 - 1.37     26.65  -  26.65

   VIT Strategic International Equity (l)
   2007..............   < 1    16.36 - 16.36          6       1.34         1.15 - 1.15      5.68  -   5.68
   2006..............   < 1    15.48 - 15.48          7       0.56         1.15 - 1.15     20.71  -  20.71
   2005..............     3    12.42 - 12.82         33       0.30         1.15 - 1.59     11.92  -  12.41
   2004..............     3    11.10 - 11.41         31       1.29         1.15 - 1.59     11.69  -  14.06
   2003..............     2     9.94 - 10.05         20       3.78         1.37 - 1.59     33.36  -  33.65

   VIT Structured Small Cap Equity Fund
   2007.............. 1,877    10.00 - 17.18     19,319       0.38         1.15 - 2.59     -18.88 - -17.67
   2006.............. 1,871    12.32 - 20.87     23,572       0.81         1.15 - 2.59      9.37  -  10.99
   2005.............. 1,214    11.27 - 18.80     13,903       0.42         1.15 - 2.59      4.86  -  12.67
   2004..............    28    13.83 - 17.93        446       0.18         1.15 - 1.85     14.18  -  15.00
   2003..............    30    12.11 - 15.59        414       0.23         1.15 - 1.85     43.31  -  44.34

--------
(l)Previously known as VIT International Equity

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                    At December 31,                    For the year ended December 31,
                          ----------------------------------- ------------------------------------------------
                                   Accumulation                                  Expense            Total
                          Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                          (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                          ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Goldman Sachs Variable
  Insurance Trust
  Sub-Accounts
  (continued):
   VIT Structured U.S. Equity Fund
   2007.................. 1,182   $11.71 - 12.13    $14,182       1.09%        1.29 -2.59%      -4.89 - -3.61%
   2006.................. 1,117    12.31 - 13.81     13,962       1.32         1.15 -2.59        9.98 - 11.60
   2005..................   668    11.20 - 12.38      7,517       1.35         1.15 -2.59       11.95 -  5.30
   2004..................    33     9.87 - 11.75        338       1.08         1.15 -1.85       12.82 - 13.63
   2003..................    35     8.75 - 10.34        315       0.76         1.15 -1.85       27.08 - 28.00

Investments in the Janus
  Aspen Series
  Sub-Account:
   Forty Portfolio
   2007..................     1    18.39 - 18.39         23       0.40         1.50 -1.50       34.93 - 34.93
   2006..................     2    13.63 - 13.63         22       0.35         1.50 -1.50        7.71 -  7.71
   2005..................     2    12.65 - 12.65         21       0.21         1.50 -1.50       11.16 - 11.16
   2004 (ai).............     2    11.38 - 11.38         19       0.46         1.50 -1.50       13.82 - 13.82

Investments in the Janus
  Aspen Series (Service
  Shares) Sub-Account:
   Foreign Stock (Service Shares)
   2007..................     2    22.14 - 22.14         54       1.44         1.50 -1.50       16.47 - 16.47
   2006..................     2    19.01 - 19.01         47       1.59         1.50 -1.50       16.29 - 16.29
   2005..................     2    16.35 - 16.35         40       0.77         1.50 -1.50        4.65 -  4.65
   2004..................     2    15.62 - 15.62         38       0.27         1.50 -1.50       16.45 - 16.45
   2003..................     2    13.42 - 13.42         33       0.28         1.50 -1.50       31.39 - 31.39

Investments in the Lazard
  Retirement Series, Inc.
  Sub-Account:
   Emerging Markets
   2007..................   < 1    52.99 - 52.99         21       0.99         1.50 -1.50       31.30 - 31.30
   2006..................     1    40.36 - 40.36         24       0.53         1.50 -1.50       28.00 - 28.00
   2005..................     1    31.35 - 31.35         22       0.21         1.50 -1.50       38.67 - 38.67
   2004..................   < 1    22.74 - 22.74          9       0.63         1.50 -1.50       28.63 - 28.63
   2003..................   < 1    17.68 - 17.68          7       0.05         1.50 -1.50       50.65 - 50.65

--------
(ai)For the period beginning April 30, 2004, and ended December 31, 2004

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                   At December 31,                    For the year ended December 31,
                         ----------------------------------- ------------------------------------------------
                                  Accumulation                                  Expense            Total
                         Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                         (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                         ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the Legg
  Mason Partners
  Variable Portfolios I,
  Inc. Sub-Accounts:
   Legg Mason Variable All Cap Portfolio I
   2007 (m).............    --    $ N/A -  N/A     $    --        N/A%        0.00 - 0.00%      N/A - N/A%
   2006.................     1     14.32 - 14.32         7       1.38         1.50 - 1.50      16.35 - 16.35
   2005.................     1     12.31 - 12.31         6       0.86         1.50 - 1.50       2.49 -  2.49
   2004.................     1     12.01 - 12.01         6       0.54         1.50 - 1.50       6.69 -  6.69
   2003.................     1     11.26 - 11.26         6       0.26         1.50 - 1.50      36.95 - 36.95

   Legg Mason Variable Fundamental Value Portfolio
   2007 (m)(n)..........     1      9.50 -  9.50         8       2.50         1.50 - 1.50     -5.01 -  -5.01

   Legg Mason Variable Investors Portfolio I
   2007.................     1     13.68 - 13.68        10       1.32         1.50 - 1.50       2.33 -  2.33
   2006.................     1     13.37 - 13.37         9       1.65         1.50 - 1.50      16.49 - 16.49
   2005.................     1     11.47 - 11.47         8       1.19         1.50 - 1.50       4.93 -  4.93
   2004 (ai)............     1     10.94 - 10.94         8       2.81         1.50 - 1.50       9.35 -  9.35

Investments in the Lord
  Abbett Series Fund
  Sub-Account:
   All Value
   2007................. 1,132     13.16 - 13.74    15,380       0.52         1.29 - 2.59       3.94 -  5.34
   2006................. 1,138     12.66 - 13.05    14,734       0.69         1.29 - 2.59      11.68 - 13.17
   2005.................   772     11.34 - 11.53     8,862       0.54         1.29 - 2.59       5.58 - 13.40
   2004 (al)............   170     10.89 - 10.92     1,850       0.57         1.29 - 2.29       8.93 -  9.20

   Bond-Debenture
   2007................. 3,599     11.24 - 11.73    41,845       6.73         1.29 - 2.59       3.42 -  4.81
   2006................. 3,077     10.86 - 11.19    34,209       7.41         1.29 - 2.59       6.50 -  7.92
   2005................. 1,735     10.20 - 10.37    17,927       8.07         1.29 - 2.59       0.00 -  2.01
   2004 (al)............   253     10.34 - 10.37     2,625       8.91         1.29 - 2.44       3.40 -  3.70

   Growth and Income
   2007................. 3,879     12.58 - 13.14    50,506       1.34         1.29 - 2.59       0.74 -  2.10
   2006................. 3,372     12.49 - 12.87    43,120       1.52         1.29 - 2.59      14.25 - 15.76
   2005................. 2,117     10.93 - 11.11    23,456       1.60         1.29 - 2.59       1.92 -  9.32
   2004 (al)............   362     10.87 - 10.90     3,950       1.23         1.29 - 2.44       8.73 -  9.04

--------
(m)On April 27, 2007 Legg Mason Variable All Cap Portfolio I merged into Legg Mason Partners Variable Fundamental Value
(n)For the period beginning May 1, 2007 and ended December 31, 2007
(ai)For the period beginning April 30, 2004, and ended December 31, 2004
(al)For the period beginning October 1, 2004, and ended December 31, 2004

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                  At December 31,                    For the year ended December 31,
                        ----------------------------------- ------------------------------------------------
                                 Accumulation                                  Expense            Total
                        Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                        (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                        ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the Lord
  Abbett Series Fund
  Sub-Accounts
  (continued):
   Growth Opportunities
   2007................ 1,443   $14.09 - 14.69    $20,969       0.00%        1.29 - 2.54%     18.19 - 19.71%
   2006................ 1,072    11.92 - 12.27     13,057       0.00         1.29 - 2.54       6.51 - 19.22
   2005................   459    11.35 - 11.52      5,268       0.00         1.29 - 2.44       3.28 - 13.51
   2004 (al)...........    68    11.12 - 11.15        753       0.00         1.29 - 2.34      11.23 - 11.53

   Mid-Cap Value
   2007................ 4,024    12.53 - 13.08     52,147       0.45         1.29 - 2.59     -2.04 -  -0.72
   2006................ 3,997    12.79 - 13.18     52,336       0.57         1.29 - 2.59       9.33 - 10.79
   2005................ 3,079    11.70 - 11.90     36,499       0.74         1.29 - 2.59       6.83 - 17.01
   2004 (al)...........   411    11.10 - 11.14      4,574       0.47         1.29 - 2.44      11.03 - 11.36

Investments in the MFS
  Variable Insurance
  Trust Sub-Accounts:
   MFS Emerging Growth
   2007................   158     6.66 - 14.17      1,718       0.00         1.15 - 1.65      19.18 - 19.78
   2006................   247     5.59 - 11.83      2,192       0.00         1.15 - 1.65       6.13 -  6.66
   2005................   319     5.27 - 11.09      2,641       0.00         1.15 - 1.65       7.41 -  7.94
   2004................   387     4.90 - 10.27      2,926       0.00         1.15 - 1.65      11.11 - 11.67
   2003................   484     4.41 -  9.20      3,233       0.00         1.15 - 1.65      28.10 - 28.74

   MFS High Income
   2007................    55    12.81 - 13.25        729       6.92         1.25 - 1.65       0.09 -  0.50
   2006................    56    12.80 - 13.18        732       7.62         1.25 - 1.65       8.57 -  9.01
   2005................    73    11.79 - 12.09        873       6.89         1.25 - 1.65       0.49 -  0.89
   2004................    80    11.73 - 11.99        959       4.77         1.25 - 1.65       7.36 -  7.79
   2003................    71    10.93 - 11.12        783       4.07         1.25 - 1.65      16.03 - 16.49

   Investors Trust
   2007................   278    11.06 - 12.56      3,171       0.87         1.15 - 1.65       8.49 -  9.04
   2006................   334    10.20 - 11.52      3,493       0.50         1.15 - 1.65      11.15 - 11.71
   2005................   401     8.60 - 10.31      3,774       0.55         1.15 - 1.65       5.56 -  6.09
   2004................   436     8.69 -  8.88      3,878       0.60         1.25 - 1.65       9.53 -  9.97
   2003................   420     7.94 -  8.08      3,395       0.62         1.25 - 1.65      20.15 - 20.63

--------
(al)For the period beginning October 1, 2004, and ended December 31, 2004

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                     At December 31,                    For the year ended December 31,
                           ----------------------------------- ------------------------------------------------
                                    Accumulation                                  Expense            Total
                           Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                           (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                           ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the MFS
  Variable Insurance Trust
  Sub-Accounts
  (continued):
   MFS New Discovery
   2007...................  199    $11.78 - 15.04     $3,080       0.00%        1.15 - 1.65%      0.83 -  1.34%
   2006...................  226     14.91 - 19.46      3,434       0.00         1.15 - 1.65      11.37 - 11.92
   2005...................  261      8.56 - 10.39      3,548       0.00         1.15 - 1.65       3.53 -  4.02
   2004...................  306     12.94 - 13.22      4,000       0.00         1.25 - 1.65       4.78 -  5.20
   2003...................  312     12.35 - 12.57      3,879       0.00         1.25 - 1.65      31.53 - 32.06

   MFS Research
   2007...................  115      8.87 - 11.58      1,185       0.68         1.15 - 1.65      11.34 - 11.90
   2006...................  152      7.97 - 10.35      1,421       0.53         1.15 - 1.65       8.67 -  9.22
   2005...................  205      7.33 -  9.48      1,755       0.47         1.15 - 1.65       6.04 -  6.57
   2004...................  249      6.92 -  8.89      1,983       1.03         1.15 - 1.65      13.95 - 14.53
   2003...................  306      6.07 -  7.77      2,134       0.65         1.15 - 1.65      22.67 - 23.28

   MFS Research Bond
   2007...................  149     14.37 - 14.86      2,205       3.45         1.25 - 1.65       2.49 -  2.91
   2006...................  173     14.02 - 14.44      2,489       4.09         1.25 - 1.65       2.35 -  2.76
   2005...................  214     13.70 - 14.05      2,997       5.20         1.25 - 1.65      -0.14 -  0.26
   2004...................  246     13.72 - 14.02      3,438       6.02         1.25 - 1.65       4.33 -  4.75
   2003...................  209     13.15 - 13.38      2,793       5.69         1.25 - 1.65       7.55 -  7.98

   MFS Utilities
   2007...................   20     22.04 - 22.75        442       1.01         1.15 - 1.65      25.79 - 26.43
   2006...................   20     17.52 - 18.00        350       1.73         1.15 - 1.65      29.12 - 79.97
   2005...................   13     13.57 - 13.80        173       0.52         1.35 - 1.65      15.28 - 35.71
   2004...................    8     11.83 - 11.97         96       1.43         1.35 - 1.69      28.02 - 28.45
   2003...................    8      9.24 -  9.31         74       1.91         1.37 - 1.69      33.62 - 34.07

Investments in the MFS
  Variable Insurance Trust
  (Service Class)
  Sub-Accounts:
   MFS Emerging Growth (Service Class)
   2007...................   52      9.98 - 10.32        536       0.00         1.35 - 1.85      18.63 - 19.23
   2006...................   66      8.41 -  8.66        569       0.00         1.35 - 1.85       5.63 -  6.16
   2005...................   78      7.96 -  8.15        634       0.00         1.35 - 1.85       6.91 -  7.46
   2004...................   93      7.45 -  7.59        704       0.00         1.35 - 1.85      10.63 - 11.20
   2003...................   98      6.73 -  6.82        669       0.00         1.35 - 1.85      27.53 - 28.18

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                  At December 31,                    For the year ended December 31,
                        ----------------------------------- ------------------------------------------------
                                 Accumulation
                        Units     Unit Value     Net Assets  Investment    Expense Ratio**   Total Return***
                        (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                        ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the MFS
  Variable Insurance
  Trust (Service Class)
  Sub-Accounts
  (continued):
   MFS Investors Trust (Service Class)
   2007................    59   $11.16 - 11.55    $   676       0.63%        1.35 - 1.85%      7.99 -  8.54%
   2006................    72    10.34 - 10.64        759       0.26         1.35 - 1.85      10.61 - 11.18
   2005................    77     9.34 -  9.57        733       0.31         1.35 - 1.85       5.05 -  5.58
   2004................    87     8.90 -  9.06        790       0.43         1.35 - 1.85       9.07 -  9.63
   2003................    92     8.16 -  8.27        765       0.46         1.35 - 1.85      19.58 - 20.19

   MFS New Discovery (Service Class)
   2007................    71    10.05 - 10.39        739       0.00         1.35 - 1.85       0.35 -  0.86
   2006................   106    10.01 - 10.30      1,084       0.00         1.35 - 1.85      10.85 - 11.41
   2005................   116     9.03 -  9.25      1,075       0.00         1.35 - 1.85       3.09 -  3.62
   2004................   120    11.87 - 11.87      1,075       0.00         1.50 - 1.50       4.62 -  4.62
   2003................   120    11.34 - 11.34      1,031       0.00         1.50 - 1.50      31.43 - 31.43

   MFS Research (Service Class)
   2007................    41    10.92 - 11.29        456       0.51         1.35 - 1.85      10.83 - 11.40
   2006................    46     9.85 - 10.14        464       0.31         1.35 - 1.85       8.17 -  8.72
   2005................    47     9.11 -  9.32        439       0.30         1.35 - 1.85       5.59 -  6.12
   2004................    49     8.62 -  8.79        430       0.88         1.35 - 1.85      13.43 - 14.01
   2003................    51     7.60 -  7.71        397       0.38         1.35 - 1.85      22.07 - 22.69

   MFS Utilities (Service Class)
   2007................    96    17.77 - 18.38      2,075       0.86         1.35 - 1.85      25.19 - 25.83
   2006................   100    14.20 - 14.61      1,715       1.80         1.35 - 1.85      28.55 - 29.20
   2005................   102    11.04 - 11.31      1,352       0.68         1.35 - 1.85      14.42 - 15.00
   2004................    63    13.05 - 13.05        635       1.26         1.50 - 1.50      27.90 - 27.90
   2003................    78    10.21 - 10.21        614       1.99         1.50 - 1.50      33.54 - 33.54

Investments in the
  Morgan Stanley
  Variable Investment
  Series Sub-Accounts:
   Aggressive Equity
   2007................ 1,607    11.02 - 12.00     24,269       0.00         0.70 - 1.98      17.30 - 18.82
   2006................ 2,252     9.36 - 10.10     28,821       0.00         0.70 - 2.05       5.66 -  7.09
   2005................ 2,887     8.86 -  9.43     30,046       0.00         0.70 - 2.05      20.68 - 22.31
   2004................ 3,564     7.34 -  7.71     36,091       0.01         0.70 - 2.05      10.43 - 11.93
   2003................ 4,391     6.65 -  6.89     40,215       0.01         0.70 - 2.05      23.50 - 25.18

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                    At December 31,                  For the year ended December 31,
                          ----------------------------------- ---------------------------------------------
                                   Accumulation               Investment      Expense            Total
                          Units     Unit Value     Net Assets   Income        Ratio**          Return***
                          (000s) Lowest to Highest   (000s)     Ratio*   Lowest to Highest Lowest to Highest
                          ------ ----------------- ---------- ---------- ----------------- -----------------
Investments in the Morgan
  Stanley Variable
  Investment Series
  Sub-Accounts
  (continued):
   Dividend Growth
   2007.................. 10,695  $11.98 - 13.97    $343,677     1.25%      0.70 - 2.05%      2.10 -  3.49%
   2006.................. 13,870   11.74 - 13.50     439,541     1.33       0.70 - 2.05       8.85 - 10.32
   2005.................. 18,424   10.78 - 12.24     545,559     1.26       0.70 - 2.05       3.47 -  4.87
   2004.................. 22,317   10.42 - 11.67     696,586     1.55       0.70 - 2.05       6.26 -  7.70
   2003.................. 27,375    9.81 - 10.83     820,639     1.85       0.70 - 2.05      25.30 - 27.00

   Equity
   2007..................  7,901   10.01 - 10.15     314,113     0.53       0.70 - 2.05      17.10 - 18.70
   2006.................. 10,130    8.43 -  8.67     351,734     0.00       0.70 - 2.05       2.08 -  3.46
   2005.................. 13,231    8.15 -  8.49     459,943     0.00       0.70 - 2.05      15.77 - 17.33
   2004.................. 14,403    6.95 -  7.34     511,428     0.40       0.70 - 2.05       8.89 - 10.37
   2003.................. 17,326    6.30 -  6.74     588,664     0.37       0.70 - 2.05      20.31 - 21.95

   European Growth
   2007..................  3,140   13.87 - 14.56     117,877     1.67       0.70 - 2.05      13.24 - 14.78
   2006..................  3,921   12.24 - 12.68     131,420     1.72       0.70 - 2.05      27.58 - 29.31
   2005..................  5,072    9.60 -  9.81     134,885     1.17       0.70 - 2.05       6.49 -  7.93
   2004..................  5,979    9.01 -  9.09     167,620     1.12       0.70 - 2.05      10.45 - 11.95
   2003..................  7,200    8.12 -  8.16     187,302     0.86       0.70 - 2.05      26.41 - 28.13

   Global Advantage
   2007..................  1,141   10.90 - 11.35      13,342     0.91       0.70 - 2.05      14.70 - 16.27
   2006..................  1,556    9.37 -  9.90      15,728     0.78       0.70 - 2.05      16.15 - 17.73
   2005..................  2,048    7.96 -  8.52      17,769     0.28       0.70 - 2.05       4.64 -  6.05
   2004..................  2,664    7.51 -  8.14      22,063     0.43       0.70 - 2.05      10.26 - 11.75
   2003..................  3,230    6.72 -  7.39      24,224     1.06       0.70 - 2.05      28.46 - 30.20

   Global Dividend Growth
   2007..................  5,011   15.44 - 17.51     126,523     1.96       0.70 - 2.05       4.84 -  6.27
   2006..................  6,387   14.73 - 16.48     154,443     1.98       0.70 - 2.05      19.47 - 21.09
   2005..................  8,403   12.33 - 13.61     169,963     1.63       0.70 - 2.05       4.19 -  5.60
   2004.................. 10,008   11.83 - 12.89     201,476     1.45       0.70 - 2.05      12.60 - 14.13
   2003.................. 11,608   10.51 - 11.29     209,033     1.91       0.70 - 2.05      29.39 - 31.15

   High Yield
   2007..................  1,685    6.40 -  8.30      20,551     6.67       0.70 - 2.05       2.05 -  3.44
   2006..................  2,215    6.19 -  8.13      26,456     6.92       0.70 - 2.05       7.08 -  8.53
   2005..................  2,986    5.70 -  7.60      33,636     6.98       0.70 - 2.05       0.12 -  1.47
   2004..................  3,956    5.62 -  7.59      46,919     7.46       0.70 - 2.05       7.61 -  9.08
   2003..................  4,896    5.15 -  7.05      54,254    10.14       0.70 - 2.05      25.14 - 26.84

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  Financial Highlights (continued)

                                At December 31,                    For the year ended December 31,
                      ----------------------------------- ------------------------------------------------
                               Accumulation                                  Expense            Total
                      Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                      (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Morgan Stanley
  Variable Investment
  Series Sub-Accounts
  (continued):
   Income Builder
   2007..............  1,483  $14.22 - 15.87    $ 26,173      2.78%        0.70 - 2.05%      1.10 -  2.48%
   2006..............  1,893   14.06 - 15.49      32,764      2.59         0.70 - 2.05      11.90 - 13.42
   2005..............  2,399   12.57 - 13.66      37,101      2.63         0.70 - 2.05       4.79 -  6.21
   2004..............  3,118   11.99 - 12.86      46,418      3.61         0.70 - 2.05       8.71 - 10.19
   2003..............  3,590   11.03 - 11.67      49,256      3.09         0.70 - 2.05      18.39 - 20.00

   Information
   2006 (ag).........     --    N/A - N/A             --      0.00           --  - --         N/A - N/A
   2005..............    619    4.62 - 11.74       2,932      0.00         0.83 - 1.85      -1.24 - -0.23
   2004..............    859    4.79 - 11.77       4,091      0.00         0.83 - 2.05       1.44 -  2.69
   2003..............  1,036    4.72 - 11.46       4,837      0.00         0.83 - 2.05      57.81 - 59.75

   Limited Duration
   2007..............  2,071   11.16 - 12.60      24,656      5.20         0.70 - 1.85       1.05 -  2.22
   2006..............  2,750   11.04 - 12.33      32,271      4.68         0.70 - 1.85       2.37 -  3.56
   2005..............  3,545   10.78 - 11.91      40,508      3.87         0.70 - 1.85       0.01 -  1.16
   2004..............  4,395   10.61 - 11.77      50,056      4.12         0.70 - 2.05      -0.64 -  0.71
   2003..............  5,392   10.68 - 11.69      61,420      4.05         0.70 - 2.05       0.15 -  1.51

   Money Market
   2007..............  6,893   10.47 - 12.05     103,653      4.79         0.70 - 2.05       2.79 -  4.19
   2006..............  8,634   10.18 - 11.56     124,279      4.63         0.70 - 2.05       2.50 -  3.89
   2005..............  9,494    9.93 - 11.13     134,039      2.68         0.70 - 2.05       0.71 -  2.07
   2004.............. 11,900    9.86 - 10.90     166,792      0.79         0.70 - 2.05      -1.18 -  0.16
   2003.............. 16,876    9.98 - 10.89     237,222      0.66         0.70 - 2.05      -1.37 - -0.03

   Quality Income Plus
   2007..............  6,146   13.25 - 16.09     145,177      5.31         0.70 - 2.05       3.83 -  5.24
   2006..............  7,370   12.76 - 15.28     170,943      5.03         0.70 - 2.05       3.56 -  4.96
   2005..............  9,929   12.32 - 14.56     219,645      5.10         0.70 - 2.05       1.23 -  2.61
   2004.............. 12,316   12.17 - 14.19     276,600      5.45         0.70 - 2.05       3.09 -  4.49
   2003.............. 15,564   11.81 - 13.58     340,872      5.68         0.70 - 2.05       6.25 -  7.69

   S&P 500 Index
   2007..............  4,836   10.58 - 11.05      60,707      1.81         0.70 - 2.05       3.08 -  4.49
   2006..............  6,425   10.26 - 10.58      77,960      1.62         0.70 - 2.05      13.22 - 14.75
   2005..............  9,063    9.06 -  9.22      96,741      1.62         0.70 - 2.05       2.52 -  3.91
   2004.............. 11,740    8.84 -  8.87     122,996      0.96         0.70 - 2.05       8.35 -  9.82
   2003.............. 13,279    8.08 -  8.16     127,914      1.01         0.70 - 2.05      25.26 - 26.96

--------
(ag)For the period beginning January 1, 2006, and ending June 23, 2006

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                At December 31,                    For the year ended December 31,
                      ----------------------------------- ------------------------------------------------
                               Accumulation                                  Expense            Total
                      Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                      (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Morgan Stanley
  Variable Investment
  Series Sub-Accounts
  (continued):
   Strategist
   2007..............  6,556  $13.32 - 15.12    $204,331      2.75%        0.70 - 2.05%      6.42 -  7.87%
   2006..............  8,248   12.51 - 14.02     241,744      2.57         0.70 - 2.05      12.69 - 14.21
   2005.............. 10,340   11.10 - 12.27     271,309      1.90         0.70 - 2.05       6.13 -  7.57
   2004.............. 12,349   10.46 - 11.41     325,336      1.91         0.70 - 2.05       8.13 -  9.60
   2003.............. 14,584    9.68 - 10.41     366,549      1.65         0.70 - 2.05      23.68 - 25.36

   Utilities
   2007..............  4,165   11.82 - 12.82     123,301      1.90         0.70 - 2.05      17.88 - 19.49
   2006..............  5,184   10.03 - 10.73     132,186      1.99         0.70 - 2.05      17.88 - 19.48
   2005..............  6,612    8.50 -  8.98     143,844      2.34         0.70 - 2.05      12.30 - 13.82
   2004..............  7,513    7.57 -  7.89     157,840      2.49         0.70 - 2.05      18.21 - 19.82
   2003..............  9,199    6.41 -  6.58     165,009      2.83         0.70 - 2.05      14.96 - 16.53

Investments in the
  Morgan Stanley
  Variable Investment
  Series
  (Class Y Shares)
  Sub-Accounts:
   Aggressive Equity (Class Y Shares)
   2007..............  2,335   19.37 - 20.60      28,037      0.00         1.29 - 2.59      16.28 - 17.84
   2006..............  2,987   16.66 - 17.48      30,430      0.00         1.29 - 2.59       4.86 -  6.26
   2005..............  2,999   15.88 - 16.45      28,565      0.00         1.29 - 2.59      19.56 - 21.15
   2004..............  3,342   13.29 - 13.58      26,131      0.00         1.29 - 2.59       9.56 - 11.02
   2003..............  3,669   12.13 - 12.23      25,091      0.00         1.29 - 2.59      21.26 - 22.34

   Dividend Growth (Class Y Shares)
   2007..............  8,452   14.36 - 15.28     109,175      1.03         1.29 - 2.59       1.20 -  2.55
   2006.............. 10,201   14.19 - 14.90     129,082      1.12         1.29 - 2.59       7.97 -  9.40
   2005.............. 11,696   13.15 - 13.62     135,625      1.08         1.29 - 2.59       2.63 -  4.00
   2004.............. 11,891   12.81 - 13.10     132,693      1.43         1.29 - 2.59       5.41 -  6.81
   2003.............. 11,170   12.15 - 12.26     114,227      1.65         1.29 - 2.59      21.52 - 22.60

   Equity (Class Y Shares)
   2007..............  8,548   17.18 - 18.27     103,271      0.12         1.29 - 2.59      16.13 - 17.69
   2006.............. 10,777   14.79 - 15.53     110,189      0.00         1.29 - 2.59       1.23 - 55.26
   2005.............. 12,195   14.61 - 15.14     119,287      0.00         1.29 - 2.59      14.85 - 16.38
   2004.............. 13,667   12.72 - 13.01     112,120      0.22         1.29 - 2.59       7.99 -  9.43
   2003.............. 14,125   11.78 - 11.88      98,665      0.14         1.29 - 2.59      17.80 - 18.84

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                    At December 31,                    For the year ended December 31,
                          ----------------------------------- ------------------------------------------------
                                   Accumulation                                  Expense            Total
                          Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                          (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                          ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the Morgan
  Stanley Variable
  Investment Series
  (Class Y Shares) Sub-
  Accounts (continued):
   European Growth (Class Y Shares)
   2007.................. 2,706   $20.68 - 22.00    $39,508       1.47%        1.29 - 2.59%     12.34 - 13.85%
   2006.................. 3,485    18.41 - 19.32     44,439       1.49         1.29 - 2.59      26.52 - 28.21
   2005.................. 3,838    14.55 - 15.07     38,367       0.97         1.29 - 2.59       5.56 -  6.96
   2004.................. 4,429    13.78 - 14.09     41,305       0.98         1.29 - 2.59       9.57 - 11.03
   2003.................. 4,424    12.58 - 12.69     35,785       0.61         1.29 - 2.59      25.79 - 26.90

   Global Advantage (Class Y Shares)
   2007..................   857    18.56 - 19.75     10,007       0.68         1.29 - 2.59      13.65 - 15.17
   2006.................. 1,036    16.33 - 17.15     10,541       0.55         1.29 - 2.59      15.29 - 16.83
   2005.................. 1,190    14.17 - 14.68     10,387       0.05         1.29 - 2.59       3.69 -  5.07
   2004.................. 1,302    13.66 - 13.97     10,869       0.30         1.29 - 2.59       9.38 - 10.84
   2003.................. 1,276    12.49 - 12.60      9,194       0.74         1.29 - 2.59      24.92 - 26.03

   Global Dividend Growth (Class Y Shares)
   2007.................. 3,861    18.29 - 19.46     63,372       1.77         1.29 - 2.59       3.99 -  5.38
   2006.................. 4,671    17.59 - 18.47     72,767       1.74         1.29 - 2.59      18.46 - 20.04
   2005.................. 5,317    14.85 - 15.38     69,331       1.47         1.29 - 2.59       3.43 -  4.81
   2004.................. 5,319    14.36 - 14.68     65,871       1.37         1.29 - 2.59      11.68 - 13.17
   2003.................. 4,330    12.86 - 12.97     46,680       1.63         1.29 - 2.59      28.57 - 29.71

   High Yield (Class Y Shares)
   2007.................. 2,582    12.79 - 13.61     22,673       6.45         1.29 - 2.59       1.20 -  2.55
   2006.................. 3,372    12.64 - 13.27     28,708       6.71         1.29 - 2.59       6.19 -  7.61
   2005.................. 4,278    11.90 - 12.33     33,289       7.05         1.29 - 2.59      -0.71 -  0.61
   2004.................. 4,910    11.99 - 12.25     37,267       7.51         1.29 - 2.59       6.73 -  8.15
   2003.................. 5,305    11.23 - 11.33     33,806       8.97         1.29 - 2.59      12.32 - 13.31

   Income Builder (Class Y Shares)
   2007.................. 2,330    14.42 - 15.34     33,014       2.58         1.29 - 2.59       0.19 -  1.53
   2006.................. 3,086    14.39 - 15.11     43,341       2.37         1.29 - 2.59      11.02 - 12.49
   2005.................. 3,485    12.96 - 13.43     43,791       2.46         1.29 - 2.59       3.95 -  5.34
   2004.................. 3,881    12.47 - 12.75     46,473       3.55         1.29 - 2.59       7.85 -  9.29
   2003.................. 3,718    11.56 - 11.67     40,658       2.90         1.29 - 2.59      15.63 - 16.66

   Information (Class Y Shares)
   2006 (ag).............    --      N/A - N/A           --       0.00           --  -  --        N/A - N/A
   2005.................. 1,511    14.58 - 15.10      9,036       0.00         1.29 - 2.59      -2.38 - -1.09
   2004.................. 2,101    14.93 - 15.27     12,763       0.00         1.29 - 2.59       0.68 -  2.02
   2003.................. 2,271    14.83 - 14.96     13,028       0.00         1.29 - 2.59      48.33 - 49.65

--------
(ag)For the period beginning January 1, 2006, and ending June 23, 2006

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                    At December 31,                    For the year ended December 31,
                          ----------------------------------- ------------------------------------------------
                                   Accumulation                                  Expense            Total
                          Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                          (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                          ------ ----------------- ---------- ------------- ----------------- -----------------

Investments in the Morgan
  Stanley Variable
  Investment Series
  (Class Y Shares) Sub-
  Accounts (continued):
   Limited Duration (Class Y Shares)
   2007..................  9,079  $ 9.82 - 10.45    $ 97,624      5.00%        1.29 - 2.59%      0.12 -  1.47%
   2006.................. 10,388    9.81 - 10.29     110,355      4.47         1.29 - 2.59       1.34 -  2.69
   2005.................. 11,553    9.68 - 10.03     120,269      3.70         1.29 - 2.59      -1.11 -  0.20
   2004.................. 11,437    9.79 - 10.00     120,213      4.01         1.29 - 2.59      -1.45 - -0.13
   2003.................. 11,259    9.93 - 10.02     120,623      3.95         1.29 - 2.59      -0.70 -  0.18

   Money Market (Class Y Shares)
   2007..................  9,271    9.99 - 10.63      97,838      4.65         1.29 - 2.59       1.94 -  3.31
   2006..................  9,658    9.80 - 10.29      99,058      4.44         1.29 - 2.59       1.66 -  3.01
   2005..................  9,420    9.64 -  9.99      94,188      2.51         1.29 - 2.59      1.21 -  -0.11
   2004..................  8,639    9.65 -  9.87      85,984      0.59         1.29 - 2.59     -1.99 -  -0.68
   2003..................  8,984    9.85 -  9.94      90,996      0.40         1.29 - 2.59     -1.52 -  -0.64

   Quality Income Plus (Class Y Shares)
   2007.................. 15,284   11.10 - 11.81     191,480      5.10         1.29 - 2.59       2.98 -  4.36
   2006.................. 16,996   10.78 - 11.31     205,030      5.01         1.29 - 2.59       2.62 -  3.98
   2005.................. 16,194   10.50 - 10.88     191,363      4.85         1.29 - 2.59       0.41 -  1.75
   2004.................. 14,099   10.46 - 10.69     170,081      5.24         1.29 - 2.59       2.35 -  3.72
   2003.................. 11,264   10.22 - 10.31     136,406      5.95         1.29 - 2.59       2.20 -  3.11

   S&P 500 Index (Class Y Shares)
   2007.................. 11,519   15.06 - 16.03     138,928      1.60         1.29 - 2.59       2.27 -  3.64
   2006.................. 13,991   14.73 - 15.46     161,681      1.43         1.29 - 2.59      12.24 - 13.73
   2005.................. 15,651   13.12 - 13.60     157,007      1.40         1.29 - 2.59       1.74 -  3.09
   2004.................. 16,146   12.90 - 13.19     151,930      0.81         1.29 - 2.59       7.44 -  8.87
   2003.................. 15,307   12.01 - 12.11     127,061      0.82         1.29 - 2.59      20.07 - 21.14

   Strategist (Class Y Shares)
   2007..................  6,083   15.89 - 16.91      85,755      2.54         1.29 - 2.59       5.55 -  6.97
   2006..................  7,497   15.06 - 15.81      98,826      2.40         1.29 - 2.59      11.79 - 13.27
   2005..................  8,176   13.47 - 13.95      94,837      1.72         1.29 - 2.59       5.27 -  6.67
   2004..................  8,876   12.79 - 13.08      95,972      1.74         1.29 - 2.59       7.26 -  8.70
   2003..................  8,863   11.93 - 12.03      87,272      1.45         1.29 - 2.59      19.28 - 20.34

   Utilities (Class Y Shares)
   2007..................  2,333   20.35 - 21.65      30,831      1.63         1.29 - 2.59      16.92 - 18.48
   2006..................  2,977   17.40 - 18.27      33,317      1.79         1.29 - 2.59      16.93 - 18.48
   2005..................  3,375   14.88 - 15.42      32,047      2.19         1.29 - 2.59      11.40 - 12.88
   2004..................  3,569   13.36 - 13.66      29,343      2.33         1.29 - 2.59      17.17 - 18.73
   2003..................  3,738   11.40 - 11.51      25,295      2.70         1.29 - 2.59      14.04 - 15.05

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                 At December 31,                    For the year ended December 31,
                       ----------------------------------- ------------------------------------------------
                                Accumulation                                  Expense            Total
                       Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                       (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                       ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
Neuberger & Berman
  Advisors Management
  Trust Sub-Accounts:
   AMT Guardian
   2007...............    --   $   --  -   --    $    --       0.00%        0.00 - 0.00%      0.00 -  0.00%
   2006...............    --       --  -   --         --       0.00         0.00 - 0.00       0.00 -  0.00
   2005...............    --       --  -   --         --       0.00         0.00 - 0.00       0.00 -  0.00
   2004...............     1    12.62 - 12.62         10       0.13         1.59 - 1.59      13.99 - 13.99
   2003...............     1    11.07 - 11.07          7       0.83         1.59 - 1.59      29.68 - 29.68

   AMT Mid-Cap Growth
   2007...............   < 1    18.97 - 18.97          6       0.00         1.59 - 1.59      20.59 - 20.59
   2006...............   < 1    15.73 - 16.01          7       0.00         1.37 - 1.59      12.89 - 13.14
   2005...............     2    13.93 - 14.38         32       0.00         1.15 - 1.59      11.95 - 12.44
   2004...............     2    12.45 - 12.79         28       0.00         1.15 - 1.59      14.47 - 14.98
   2003...............     2    10.87 - 11.12         25       0.00         1.15 - 1.59      26.05 - 26.61

   AMT Partners
   2007...............     7    16.57 - 16.57        120       0.58         1.59 - 1.59       7.60 -  7.60
   2006...............     9    15.40 - 15.40        142       0.67         1.59 - 1.59      10.48 - 10.48
   2005...............    11    13.94 - 13.94        159       0.96         1.59 - 1.59      16.19 - 16.19
   2004...............    12    12.00 - 12.00        140       0.01         1.59 - 1.59      17.10 - 17.10
   2003...............    12    10.25 - 10.25        121       0.00         1.59 - 1.59      32.96 - 32.96

Investments in the
  Oppenheimer Variable
  Account Funds
  Sub-Accounts:
   Oppenheimer Balanced
   2007...............   418    14.62 - 12.65      5,958       2.60         1.15 - 1.85       1.86 -  2.59
   2006...............   583    12.42 - 14.25      8,116       2.33         1.15 - 1.85       9.10 -  9.88
   2005...............   808    11.38 - 12.97     10,497       1.81         1.15 - 1.85       1.97 -  2.70
   2004...............   948    11.16 - 12.63     12,084       1.04         1.15 - 1.85       8.06 -  8.84
   2003............... 1,032    10.33 - 11.60     12,224       2.89         1.15 - 1.85      22.65 - 23.53

   Oppenheimer Capital Appreciation
   2007...............   919    10.27 - 12.79     11,166       0.23         1.15 - 1.85      12.03 - 12.84
   2006............... 1,171     9.17 - 11.33     12,520       0.38         1.15 - 1.85       5.96 -  6.72
   2005............... 1,368     8.65 - 10.62     13,704       0.91         1.15 - 1.85       3.16 -  3.90
   2004............... 1,553    10.58 - 10.81     14,953       0.31         1.25 - 1.65       5.19 -  5.61
   2003............... 1,581    10.06 - 10.24     14,409       0.35         1.25 - 1.65      28.80 - 29.32

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  Financial Highlights (continued)

                                  At December 31,                    For the year ended December 31,
                        ----------------------------------- ------------------------------------------------
                                 Accumulation                                  Expense            Total
                        Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                        (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                        ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Oppenheimer Variable
  Account Funds Sub-
  Accounts (continued):
   Oppenheimer Core Bond
   2007................   274   $13.89 - 14.36    $ 3,908       5.19%        1.25 - 1.65%      2.67 -  3.09%
   2006................   295    13.52 - 13.93      4,089       5.42         1.25 - 1.65       3.56 -  3.97
   2005................   347    13.06 - 13.40      4,634       5.38         1.25 - 1.65       0.91 -  1.32
   2004................   399    12.94 - 13.22      5,253       4.64         1.25 - 1.65       3.77 -  4.18
   2003................   386    12.47 - 12.69      4,894       4.79         1.25 - 1.65       5.03 -  5.45

   Oppenheimer Global Securities
   2007................   578    15.75 - 20.99     11,553       1.40         1.15 - 1.85       4.34 -  5.10
   2006................   635    15.10 - 19.97     12,151       1.05         1.15 - 1.85      15.52 - 16.35
   2005................   731    13.07 - 17.16     12,029       1.00         1.15 - 1.85      12.20 - 13.00
   2004................   788    15.96 - 16.31     11,428       1.21         1.25 - 1.65      17.21 - 17.68
   2003................   857    13.61 - 13.86     10,485       0.67         1.25 - 1.65      40.68 - 41.25

   Oppenheimer High Income
   2007................   133    12.96 - 13.18      1,743       7.40         1.25 - 1.45      -1.55 - -1.35
   2006................   144    13.16 - 13.36      1,908       7.32         1.25 - 1.45       7.85 -  8.07
   2005................   161    12.05 - 12.36      1,982       6.77         1.25 - 1.65       0.64 -  1.05
   2004................   174    11.97 - 12.23      2,117       5.84         1.25 - 1.65       7.18 -  7.61
   2003................   137    11.17 - 11.37      1,548       5.98         1.25 - 1.65      11.67 - 22.42

   Oppenheimer Main Street
   2007................   542    11.56 - 11.71      6,186       1.09         1.15 - 1.85       2.48 -  3.22
   2006................   751    11.19 - 11.43      8,286       1.20         1.15 - 1.85      12.90 - 13.71
   2005................   973     9.84 - 10.12      9,394       1.39         1.15 - 1.85       4.02 -  4.77
   2004................ 1,169     9.40 -  9.73     10,777       0.84         1.15 - 1.85       7.43 -  8.21
   2003................ 1,307     8.68 -  9.06     11,121       0.92         1.15 - 1.85      24.38 - 25.27

   Oppenheimer Main Street Small Cap Growth
   2007................   189    20.42 - 21.12      3,970       0.35         1.25 - 1.65      -2.84 - -2.44
   2006................   218    21.02 - 21.65      4,716       0.16         1.25 - 1.65      13.12 - 13.57
   2005................   238    18.58 - 19.06      4,521       0.00         1.25 - 1.65       8.13 -  8.56
   2004................   256    17.18 - 17.56      4,484       0.00         1.25 - 1.65      17.47 - 17.94
   2003................   230    14.63 - 14.89      3,423       0.00         1.25 - 1.65      42.00 - 42.57

   Oppenheimer MidCap Fund
   2007................   208    10.21 - 10.51      1,931       0.00         1.15 - 1.85       4.35 -  5.11
   2006................   290     9.71 - 10.07      2,481       0.00         1.15 - 1.85       1.06 -  1.78
   2005................   351     9.54 -  9.97      2,923       0.00         1.15 - 1.85      10.26 - 11.05
   2004................   397     8.59 -  9.04      2,956       0.00         1.15 - 1.85      17.56 - 18.41
   2003................   431     7.26 -  7.69      2,741       0.00         1.15 - 1.85      23.27 - 24.16

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  Financial Highlights (continued)

                                   At December 31,                    For the year ended December 31,
                         ----------------------------------- ------------------------------------------------
                                  Accumulation                                  Expense            Total
                         Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                         (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                         ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Oppenheimer Variable
  Account Funds Sub-
  Accounts (continued):
   Oppenheimer Strategic Bond
   2007.................   405   $15.03 - 16.65    $ 6,438       3.77%        1.15 - 2.00%      7.49 -  8.43%
   2006.................   426    13.98 - 15.36      6,285       4.52         1.15 - 2.00       5.34 -  6.26
   2005.................   519    13.27 - 14.45      7,252       4.52         1.15 - 2.00       1.50 - 32.72
   2004.................   565    13.32 - 14.24      7,816       5.17         1.15 - 1.85       6.66 -  7.43
   2003.................   669    12.48 - 13.25      8,643       6.02         1.15 - 1.85      15.89 - 16.72

Investments in the
  Oppenheimer Variable
  Account Funds (Service
  Class ("SC"))
  Sub-Accounts:
   Oppenheimer Balanced (SC)
   2007................. 2,462    15.26 - 16.34     39,598       2.43         1.29 - 2.59       0.79 -  2.14
   2006................. 2,694    15.14 - 15.99     42,541       1.92         1.29 - 2.59       7.99 -  9.43
   2005................. 2,791    14.02 - 14.61     40,379       1.52         1.29 - 2.59       1.00 -  2.34
   2004................. 2,497    13.88 - 14.28     35,401       0.78         1.29 - 2.59       8.38 - 38.83
   2003................. 1,346    13.02 - 13.18     17,658       0.00         1.29 - 2.34      30.21 - 31.76

   Oppenheimer Capital Appreciation (SC)
   2007................. 5,117    15.00 - 16.04     80,890       0.01         1.29 - 2.69      10.78 - 12.38
   2006................. 5,621    13.54 - 14.27     79,301       0.19         1.29 - 2.69       4.79 -  6.30
   2005................. 5,122    12.92 - 13.42     68,185       0.58         1.29 - 2.69       2.05 -  3.51
   2004................. 3,109    12.66 - 12.97     40,076       0.20         1.29 - 2.69       3.75 -  5.24
   2003 (ak)............ 1,236    12.23 - 12.32     15,196       0.00         1.29 - 2.64      22.35 - 23.23

   Oppenheimer Core Bond (SC)
   2007................. 5,214    10.44 - 10.88     56,223       4.34         1.29 - 2.54       1.43 -  2.74
   2006................. 3,076    10.29 - 10.59     32,374       1.98         1.29 - 2.54       2.88 -  3.58
   2005.................   658    10.07 - 10.22      6,697       1.81         1.29 - 2.44       0.73 -  1.02
   2004 (al)............    68    10.10 - 10.12        687       0.00         1.29 - 2.09       0.97 -  1.18

   Oppenheimer Global Securities (SC)
   2007................. 1,975    21.51 - 22.96     44,656       1.18         1.29 - 2.54       3.37 -  4.71
   2006................. 2,040    20.80 - 21.92     44,168       0.86         1.29 - 2.54      14.39 - 15.85
   2005................. 1,931    18.19 - 18.92     36,192       0.75         1.29 - 2.54      11.17 - 12.59
   2004................. 1,671    16.36 - 16.81     27,890       1.06         1.29 - 2.54      17.35 - 63.59
   2003.................   945    14.20 - 14.32     13,485       0.00         1.29 - 1.99      42.00 - 43.23

--------
(ak)For the period beginning May 1, 2003, and ended December 31, 2003
(al)For the period beginning October 1, 2004, and ended December 31, 2004

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  Financial Highlights (continued)

                                   At December 31,                    For the year ended December 31,
                         ----------------------------------- ------------------------------------------------
                                  Accumulation                                  Expense            Total
                         Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                         (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                         ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Oppenheimer Variable
  Account Funds (Service
  Class ("SC")) Sub-
  Accounts (continued):
   Oppenheimer High Income (SC)
   2007................. 2,526   $13.95 - 14.93    $ 37,113      7.13%        1.29 - 2.59%    -3.06 -  -1.76%
   2006................. 2,719    14.39 - 15.19      40,761      7.14         1.29 - 2.59       6.41 -  7.82
   2005................. 2,743    13.52 - 14.09      38,255      5.88         1.29 - 2.59      -0.63 -  0.69
   2004................. 2,292    13.61 - 13.99      31,835      4.80         1.29 - 2.59       7.33 - 36.05
   2003................. 1,079    12.95 - 13.04      14,015      0.00         1.29 - 1.89      29.46 - 30.39

   Oppenheimer Main Street (SC)
   2007................. 6,913    15.47 - 16.65     113,262      0.87         1.29 - 2.69       1.33 -  2.80
   2006................. 7,324    15.27 - 16.20     117,037      0.94         1.29 - 2.69      11.68 - 13.28
   2005................. 6,155    13.67 - 14.30      87,051      0.96         1.29 - 2.69       2.90 -  4.38
   2004................. 4,263    13.29 - 13.70      57,933      0.62         1.29 - 2.69       6.21 -  7.74
   2003................. 2,868    12.56 - 12.71      36,308      0.00         1.29 - 2.34      25.63 - 27.13

   Oppenheimer Main Street Small Cap Growth (SC)
   2007................. 2,386    19.35 - 20.71      48,610      0.17         1.29 - 2.59      -3.96 - -2.67
   2006................. 2,636    20.15 - 21.28      55,315      0.02         1.29 - 2.59      11.70 - 13.18
   2005................. 2,340    18.04 - 18.80      43,534      0.00         1.29 - 2.59       6.88 -  8.30
   2004................. 1,714    16.88 - 17.36      29,516      0.00         1.29 - 2.59      16.09 - 17.64
   2003................. 1,040    14.65 - 14.75      15,279      0.00         1.29 - 1.89      46.50 - 47.55

   Oppenheimer MidCap Fund (SC)
   2007................. 1,246    16.19 - 17.24      21,104      0.00         1.29 - 2.49       3.38 -  4.66
   2006................. 1,382    15.66 - 16.47      22,453      0.00         1.29 - 2.49       0.15 -  1.38
   2005................. 1,215    15.61 - 16.25      19,532      0.00         1.29 - 2.54       9.15 - 10.54
   2004.................   946    14.31 - 14.70      13,794      0.00         1.29 - 2.54      16.40 - 17.89
   2003.................   580    12.38 - 12.47       7,195      0.00         1.29 - 1.84      23.84 - 24.68

   Oppenheimer Strategic Bond (SC)
   2007................. 9,242    14.07 - 15.14     137,792      3.44         1.29 - 2.69       6.59 -  8.13
   2006................. 9,618    13.20 - 14.00     132,951      4.00         1.29 - 2.69       4.36 -  5.85
   2005................. 8,740    12.65 - 13.22     114,446      3.64         1.29 - 2.69      -0.27 -  1.16
   2004................. 6,045    12.68 - 13.07      78,449      3.76         1.29 - 2.69       5.52 -  7.04
   2003................. 2,662    12.11 - 12.21      32,367      0.00         1.29 - 1.99      21.08 - 22.13

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  Financial Highlights (continued)

                                     At December 31,                    For the year ended December 31,
                           ----------------------------------- ------------------------------------------------
                                    Accumulation                                  Expense            Total
                           Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                           (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                           ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the PIMCO
  Advisors Variable
  Insurance Trust
  Sub-Accounts:
   OpCap Balanced
   2007...................    1    $11.22 - 11.22      $10         1.40%        1.50 - 1.50%     -5.88 - -5.88%
   2006...................    1     11.92 - 11.92       10         0.80         1.50 - 1.50       9.14 -  9.14
   2005...................    1     10.92 - 10.92        9         0.28         1.50 - 1.50       1.20 -  1.20
   2004 (ai)..............    1     10.79 - 10.79       10         0.00         1.50 - 1.50       7.94 -  7.94

   OpCap Small Cap
   2007...................  < 1     18.08 - 18.08        2         0.00         1.50 - 1.50      -0.94 - -0.94
   2006...................  < 1     18.26 - 18.26        2         0.00         1.50 - 1.50      22.23 - 22.23
   2005...................  < 1     14.94 - 14.94        2         0.00         1.50 - 1.50      -1.44 - -1.44
   2004...................  < 1     15.15 - 15.15        2         0.04         1.50 - 1.50      16.11 - 16.11
   2003...................  < 1     13.05 - 13.05        1         0.00         1.50 - 1.50      40.52 - 40.52

Investments in the PIMCO
  Variable Insurance Trust
  Sub-Account:
   Foreign Bond
   2007...................  < 1     11.96 - 11.96        3         3.30         1.50 - 1.50       2.07 -  2.07
   2006...................  < 1     11.72 - 11.72        3         3.19         1.50 - 1.50       0.66 -  0.66
   2005...................  < 1     11.64 - 11.64        3         2.62         1.50 - 1.50       3.57 -  3.57
   2004...................  < 1     11.24 - 11.24        2         1.92         1.50 - 1.50       3.98 -  3.98
   2003...................  < 1     10.81 - 10.81        2         1.40         1.50 - 1.50       0.72 -  0.72

   Money Market
   2007...................    2     10.63 - 10.63       25         4.34         1.50 - 1.50       3.30 -  3.30
   2006...................    1     10.29 - 10.29        9         4.50         1.50 - 1.50       3.05 -  3.05
   2005...................    1      9.99 -  9.99        9         1.89         1.50 - 1.50       1.23 -  1.23
   2004...................    2      9.86 -  9.86       18         0.91         1.50 - 1.50      -0.63 - -0.63
   2003...................    1      9.93 -  9.93       14         0.71         1.50 - 1.50      -0.79 - -0.79

   PIMCO Total Return
   2007...................    1     12.67 - 12.67       15         4.83         1.50 - 1.50       7.13 -  7.13
   2006...................    1     11.83 - 11.83       13         4.56         1.50 - 1.50       2.30 -  2.30
   2005...................    1     11.56 - 11.56       10         5.05         1.50 - 1.50       0.91 -  0.91
   2004...................  < 1     11.46 - 11.46        1         1.76         1.50 - 1.50       3.31 -  3.31
   2003...................  < 1     11.09 - 11.09        1         1.71         1.50 - 1.50       3.46 -  3.46

--------
(ai)For the period beginning April 30, 2004, and ended December 31, 2004

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  Financial Highlights (continued)

                                  At December 31,                    For the year ended December 31,
                        ----------------------------------- ------------------------------------------------
                                 Accumulation                                  Expense            Total
                        Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                        (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                        ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  PIMCO Variable
  Insurance Trust
  Sub-Accounts
  (continued):
   PIMCO VIT Commodity Real Return Strategy
   2007................   226   $11.34 - 11.57    $ 2,599       4.29%        1.29 - 2.44%      20.12 - 21.55%
   2006 (af)...........   214     9.44 -  9.52      2,034       5.88         1.29 - 2.44       -5.58 - -4.83

   PIMCO VIT Emerging Markets Bond (Admin Shares)
   2007................    66    10.98 - 11.20        740       6.02         1.29 - 2.44        3.14 -  4.36
   2006 (af)...........    43    10.65 - 10.73        458       3.30         1.29 - 2.44        6.48 -  7.32

   PIMCO VIT Real Return (Advisor Shares)
   2007................   895    10.90 - 11.07      9,823       5.21         1.29 - 2.19        8.14 -  9.14
   2006 (af)...........   178    10.08 - 10.15      1,798       2.98         1.29 - 2.19        0.84 -  1.46

   PIMCO VIT Total Return (Advisor Shares)
   2007................ 2,169    10.87 - 11.08     23,862       5.08         1.29 - 2.39        6.05 -  7.25
   2006 (af)........... 1,168    10.25 - 10.33     12,031       3.13         1.29 - 2.39        2.51 -  3.29

Investments in the
  Putnam Variable Trust
  Sub-Accounts:
   VT American Government Income
   2007................ 3,631    12.66 - 14.47     47,951       4.83         0.80 - 2.15        6.02 -  7.49
   2006................ 4,029    11.94 - 13.46     49,819       4.18         0.80 - 2.15        1.01 -  2.40
   2005................ 4,674    11.82 - 13.14     56,674       3.27         0.80 - 2.15       -0.82 -  0.55
   2004................ 5,447    11.92 - 13.07     66,003       3.83         0.80 - 2.15        0.45 -  1.84
   2003................ 6,916    11.87 - 12.83     83,025       2.44         0.80 - 2.15       -0.63 -  0.74

   VT Capital Appreciation
   2007................ 1,468     8.46 -  9.32     13,118       0.15         0.80 - 2.15      -8.96 -  -7.70
   2006................ 1,670     9.29 - 10.10     16,265       0.11         0.80 - 2.15        9.91 - 11.43
   2005................ 1,917     8.45 -  9.06     16,847       0.43         0.80 - 2.15        5.56 -  7.02
   2004................ 2,103     8.01 -  8.47     17,376       0.00         0.80 - 2.15       12.24 - 13.78
   2003................ 2,142     7.14 -  7.44     15,653       0.00         0.80 - 2.15       22.11 - 23.80

   VT Capital Opportunities
   2007................   382    16.25 - 17.03      6,344       0.00         0.80 - 1.80     -11.19 - -10.28
   2006................   446    18.29 - 18.98      8,302       0.09         0.80 - 1.80       13.15 - 14.30
   2005................   393    16.04 - 16.61      6,431       0.00         0.80 - 2.10        9.28 - 60.37
   2004................   233    14.95 - 15.20      3,508       4.42         0.80 - 1.80       16.00 - 17.18
   2003 (ak)...........   105    12.88 - 12.97      1,361       0.00         0.80 - 1.80       28.84 - 29.72

--------
(af)For the period beginning May 1, 2006 and ended December 31, 2006
(ak)For the period beginning May 1, 2003, and ended December 31, 2003

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  Financial Highlights (continued)

                               At December 31,                    For the year ended December 31,
                     ----------------------------------- ------------------------------------------------
                              Accumulation                                  Expense            Total
                     Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                     (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                     ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Putnam Variable
  Trust Sub-Accounts
  (continued):
   VT Discovery Growth
   2007.............  2,620  $ 5.71 -  6.29    $ 16,059      0.00%        0.80 - 2.15%      7.93 -  9.43%
   2006.............  2,971    5.29 -  5.75      16,757      0.00         0.80 - 2.15       8.69 - 10.18
   2005.............  3,413    4.87 -  5.22      17,568      0.00         0.80 - 2.15       4.95 -  6.39
   2004.............  4,137    4.64 -  4.91      20,140      0.00         0.80 - 2.15       5.26 -  6.72
   2003.............  4,528    4.41 -  4.60      20,769      0.00         0.80 - 2.15     -55.93 - 30.95

   VT Diversified Income
   2007.............  4,904   13.97 - 15.64      71,148      5.14         0.80 - 2.15       1.88 -  3.29
   2006.............  5,915   13.71 - 15.14      83,598      5.74         0.80 - 2.15       4.01 -  5.45
   2005.............  6,486   13.18 - 14.36      87,435      7.39         0.80 - 2.15       0.84 -  2.23
   2004.............  6,968   13.07 - 14.05      92,393      9.33         0.80 - 2.15       6.85 -  8.33
   2003.............  7,546   12.23 - 12.97      92,890      8.88         0.80 - 2.15      17.47 - 19.09

   VT Equity Income
   2007.............  2,132   15.88 - 16.93      35,171      1.40         0.80 - 2.15       0.96 -  2.36
   2006.............  2,267   15.73 - 16.54      36,750      1.08         0.80 - 2.15      16.30 - 17.90
   2005.............  2,057   13.53 - 14.03      28,456      0.96         0.80 - 2.15       3.24 -  4.66
   2004.............  1,611   13.10 - 13.41      21,402      0.00         0.80 - 2.15      10.92 - 31.03
   2003 (ak)........    786   11.99 - 12.09       9,460      0.66         0.80 - 2.00      19.88 - 20.86

   VT The George Putnam Fund of Boston
   2007............. 13,315   13.64 - 13.71     176,035      2.89         0.80 - 2.69      -1.78 -  0.14
   2006............. 16,006   13.69 - 13.89     211,492      2.56         0.80 - 2.69       8.92 - 11.03
   2005............. 19,864   12.33 - 12.75     237,197      2.01         0.80 - 2.69       1.21 -  3.17
   2004............. 20,326   11.95 - 12.60     235,336      1.86         0.80 - 2.69       5.30 -  7.34
   2003............. 19,241   11.24 - 12.16     206,716      0.00         1.29 - 2.59      12.42 - 21.58

   VT Global Asset Allocation
   2007.............  3,664   12.57 - 15.05      49,585      0.54         0.80 - 2.59       0.26 -  2.11
   2006.............  3,913   12.31 - 15.01      51,614      2.53         0.80 - 2.59       9.94 - 11.96
   2005.............  3,355   10.99 - 13.65      39,386      1.08         0.80 - 2.59       4.21 -  6.12
   2004.............  2,842   10.36 - 13.10      30,774      2.74         0.80 - 2.59       6.28 -  8.24
   2003.............  2,429   12.40 - 12.51      23,896      0.00         1.29 - 1.99      24.02 - 25.10

   VT Global Equity
   2007.............  5,116    7.51 - 10.46      53,911      2.20         0.80 - 2.15       6.67 -  8.15
   2006.............  6,002    7.04 -  9.67      59,229      0.34         0.80 - 2.15      20.58 - 22.23
   2005.............  6,652    5.84 -  7.91      54,086      0.79         0.80 - 2.15       6.45 -  7.91
   2004.............  7,523    5.48 -  7.33      57,172      1.99         0.80 - 2.15      11.24 - 12.77
   2003.............  8,402    4.93 -  6.50      57,065      0.94         0.80 - 2.15      26.45 - 28.20

--------
(ak)For the period beginning May 1, 2003, and ended December 31, 2003

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  Financial Highlights (continued)

                               At December 31,                    For the year ended December 31,
                     ----------------------------------- ------------------------------------------------
                              Accumulation                                  Expense            Total
                     Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                     (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                     ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Putnam Variable
  Trust Sub-Accounts
  (continued):
   VT Growth and Income
   2007............. 34,907  $12.99 - 15.27    $410,138      1.43%        0.70 - 2.69%     -8.58 - -6.70%
   2006............. 44,194   13.92 - 16.70     557,237      1.56         0.70 - 2.69      12.80 - 15.10
   2005............. 53,314   12.09 - 14.80     585,599      1.57         0.70 - 2.69       2.41 -  4.50
   2004............. 60,631   11.57 - 14.46     638,184      1.57         0.70 - 2.69       8.12 - 10.34
   2003............. 65,400   10.49 - 12.22     621,839      1.62         0.70 - 2.44      22.22 - 26.49

   VT Growth Opportunities
   2007.............  3,715    4.52 -  5.04      17,940      0.06         0.80 - 2.15       3.13 -  4.56
   2006.............  4,517    4.38 -  4.82      20,995      0.06         0.80 - 2.15       6.23 -  7.69
   2005.............  5,332    4.12 -  4.48      23,150      0.63         0.80 - 2.15       1.87 -  3.28
   2004.............  6,236    4.05 -  4.33      26,369      0.00         0.80 - 2.15      -0.44 -  0.93
   2003.............  6,739    4.07 -  4.29      28,422      0.00         0.80 - 2.15     -59.35 - 22.07

   VT Health Sciences
   2007.............  4,274   12.57 - 12.99      51,583      0.86         0.80 - 2.49      -3.09 - -1.40
   2006.............  5,445   12.97 - 13.17      67,227      0.32         0.80 - 2.49       0.24 -  1.97
   2005.............  6,508   12.92 - 12.94      79,355      0.06         0.80 - 2.49      10.39 - 12.29
   2004.............  7,307   11.50 - 11.72      79,846      0.18         0.80 - 2.49       4.46 -  6.27
   2003.............  7,941   11.24 - 11.37      81,918      0.00         1.29 - 2.34      12.39 - 13.73

   VT High Yield
   2007.............  5,637   15.01 - 15.42      84,132      8.15         0.80 - 2.59       0.12 -  1.97
   2006.............  6,642   14.72 - 15.40      97,207      7.59         0.80 - 2.59       7.67 -  9.64
   2005.............  7,310   13.43 - 14.31      97,237      8.04         0.80 - 2.59       0.43 -  2.27
   2004.............  7,790   13.13 - 14.24     100,363      7.97         0.80 - 2.59       9.66 - 42.44
   2003.............  8,620   13.33 - 13.43     100,371      4.98         1.29 - 1.89      33.33 - 34.28

   VT Income
   2007............. 16,149   10.96 - 14.29     200,711      5.31         0.80 - 2.59       2.48 -  4.38
   2006............. 17,751   10.69 - 13.69     214,023      4.26         0.80 - 2.59       1.82 -  3.69
   2005............. 17,575   10.50 - 13.20     208,386      3.13         0.80 - 2.59      -0.28 -  1.54
   2004............. 16,891   10.53 - 13.00     201,496      4.05         0.80 - 2.59       3.60 -  5.30
   2003............. 16,918   10.43 - 10.51     198,574      0.00         1.29 - 1.89       4.30 -  5.07

   VT International Equity
   2007............. 19,162   13.62 - 20.43     314,634      2.98         0.70 - 2.59       5.55 -  7.61
   2006............. 21,968   12.65 - 19.36     332,657      0.60         0.70 - 2.59      24.42 - 26.83
   2005............. 22,597    9.98 - 15.56     268,560      1.40         0.70 - 2.59       9.30 - 11.42
   2004............. 23,292    8.96 - 14.24     247,472      1.42         0.70 - 2.59      13.19 - 15.38
   2003............. 24,059    7.76 - 12.58     220,214      0.79         0.70 - 2.59      25.77 - 27.63

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  Financial Highlights (continued)

                               At December 31,                    For the year ended December 31,
                     ----------------------------------- ------------------------------------------------
                              Accumulation                                  Expense
                     Units     Unit Value     Net Assets  Investment        Ratio**       Total Return***
                     (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                     ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Putnam Variable
  Trust Sub-Accounts
  (continued):
   VT International Growth and Income
   2007.............  3,773  $15.18 - 17.78    $ 65,688      1.86%        0.80 - 2.15%      4.69 -  6.15%
   2006.............  4,476   14.50 - 16.75      73,975      1.15         0.80 - 2.15      24.50 - 26.21
   2005.............  4,420   11.64 - 13.27      58,280      0.81         0.80 - 2.15      11.65 - 13.19
   2004.............  4,427   10.43 - 11.72      51,803      1.15         0.80 - 2.15      18.38 - 20.01
   2003.............  3,946   12.55 - 12.55      38,739      1.40         1.50 - 1.50      35.78 - 35.78

   VT International New Opportunities
   2007.............  3,053    8.95 - 13.14      39,492      0.89         0.80 - 2.15      10.77 - 12.30
   2006.............  3,427    8.08 - 11.70      40,874      1.30         0.80 - 2.15      23.43 - 25.13
   2005.............  3,636    6.55 -  9.35      35,417      0.64         0.80 - 2.15      15.83 - 17.42
   2004.............  3,533    5.65 -  7.96      29,412      0.97         0.80 - 2.15      10.91 - 12.44
   2003.............  3,723    5.10 -  7.08      27,875      0.29         0.80 - 2.15      30.35 - 32.14

   VT Investors
   2007............. 14,393    8.54 - 14.50     128,941      0.37         0.80 - 2.44     -7.49 -  -5.93
   2006............. 18,055    9.08 - 15.68     172,343      0.41         0.80 - 2.44      11.16 - 13.02
   2005............. 20,335    8.03 - 14.10     170,024      0.99         0.80 - 2.44       6.16 -  7.94
   2004............. 23,064    7.44 - 13.28     177,118      0.46         0.80 - 2.44       9.89 - 11.74
   2003............. 25,682   12.09 - 12.18     176,160      0.00         1.29 - 2.44      20.89 - 21.84

   VT Mid Cap Value
   2007.............    900   17.72 - 18.89      16,547      1.58         0.80 - 2.15      -0.51 -  0.87
   2006.............  1,083   17.81 - 18.72      19,862      0.22         0.80 - 2.15      12.60 - 14.15
   2005.............    983   15.81 - 16.40      15,895      0.18         0.80 - 2.15      10.03 - 11.54
   2004.............    568   14.37 - 14.70       8,269      0.00         0.80 - 2.15      12.96 - 14.52
   2003 (ak)........    208   12.72 - 12.84       2,666      0.53         0.80 - 2.15      27.23 - 28.40

   VT Money Market
   2007............. 14,737    9.95 - 11.91     157,819      4.74         0.80 - 2.54       2.13 -  3.97
   2006............. 14,482    9.75 - 11.46     150,672      4.27         0.80 - 2.54      -2.54 -  3.54
   2005.............  9,815    9.57 - 11.07      99,786      2.61         0.80 - 2.59      -0.12 -  1.71
   2004.............  7,635    9.58 - 10.88      77,879      0.66         0.80 - 2.59     -4.24 -  -0.15
   2003.............  8,105    9.75 -  9.91      84,932      0.07         1.29 - 2.69     -2.45 -  -0.86

   VT New Opportunities
   2007............. 10,620    8.35 - 16.69      91,485      0.00         0.80 - 2.69       2.88 -  4.89
   2006............. 13,161    7.96 - 16.22     109,501      0.00         0.80 - 2.69       5.65 -  7.69
   2005............. 15,595    7.39 - 15.35     121,531      0.11         0.80 - 2.69       7.05 -  9.12
   2004............. 17,915    6.77 - 14.34     128,471      0.00         0.80 - 2.69       7.34 -  9.43
   2003............. 20,301   13.42 - 13.58     132,129      0.00         1.29 - 2.34      34.20 - 35.80

--------
(ak)For the period beginning May 1, 2003, and ended December 31, 2003

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  Financial Highlights (continued)

                               At December 31,                    For the year ended December 31,
                     ----------------------------------- ------------------------------------------------
                              Accumulation                                  Expense            Total
                     Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                     (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                     ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Putnam Variable
  Trust Sub-Accounts
  (continued):
   VT New Value
   2007............. 10,280  $11.36 - 17.36    $164,993      1.21%        0.80 - 2.59%      -7.37 - -5.65%
   2006............. 11,867   12.26 - 18.40     201,899      1.05         0.80 - 2.59       13.02 - 15.09
   2005............. 11,846   10.85 - 15.98     177,051      0.80         0.80 - 2.59        5.05 -  8.51
   2004............. 10,073   15.22 - 16.24     144,451      0.80         0.80 - 2.59       14.50 - 62.44
   2003.............  9,303   14.51 - 14.51     115,740      0.00         2.14 - 2.14       45.11 - 45.11

   VT OTC & Emerging Growth
   2007.............  5,172    2.62 -  5.15      26,995      0.00         0.80 - 2.10       10.31 - 11.78
   2006.............  6,258    2.37 -  4.61      29,518      0.00         0.80 - 2.10       10.05 - 11.51
   2005.............  7,201    2.15 -  4.13      30,905      0.00         0.80 - 2.10        5.60 -  7.00
   2004.............  8,536    2.04 -  3.86      34,313      0.00         0.80 - 2.10        6.25 -  7.66
   2003.............  9,070    1.92 -  3.59      34,595      0.00         0.80 - 2.10       32.87 - 34.63

   VT Research
   2007.............  6,452   10.17 - 14.98      66,808      0.44         0.80 - 2.34      -1.81 -  -0.25
   2006.............  8,102   10.20 - 15.25      84,868      0.56         0.80 - 2.34        8.71 - 10.42
   2005.............  9,811    9.24 - 13.96      93,506      0.84         0.80 - 2.49        2.40 -  4.17
   2004............. 11,404    8.87 - 13.63     104,637      0.00         0.80 - 2.49        4.88 -  6.70
   2003............. 12,617   13.15 - 13.15     108,268      0.00         1.49 - 1.49       31.48 - 31.48

   VT Small Cap Value
   2007.............  5,749   13.81 - 14.67     109,014      0.64         0.70 - 2.30     -14.72 - -13.33
   2006.............  7,373   16.19 - 16.92     164,020      0.33         0.70 - 2.30       14.64 - 16.48
   2005.............  8,460   14.13 - 14.53     164,487      0.17         0.70 - 2.30        4.58 -  6.29
   2004.............  9,526   13.51 - 13.67     176,588      0.34         0.70 - 2.30       23.31 - 25.33
   2003............. 10,165   10.91 - 10.95     152,271      0.33         0.70 - 2.30        9.54 - 48.60

   VT Utilities Growth and Income
   2007.............  2,932   15.68 - 25.11      48,605      1.77         0.80 - 2.69       16.70 - 18.98
   2006.............  3,637   13.17 - 21.51      50,959      2.86         0.80 - 2.69       23.63 - 26.02
   2005.............  4,306   10.45 - 17.40      48,184      1.93         0.80 - 2.69        5.66 -  7.71
   2004.............  4,572    9.71 - 16.47      47,881      2.12         0.80 - 2.69       18.33 - 20.63
   2003.............  4,726   14.07 - 14.14      40,109      0.00         1.29 - 1.79       40.74 - 41.45

   VT Vista
   2007.............  6,528   10.47 - 17.53      68,837      0.00          0.80 -2.69        1.00 -  2.97
   2006.............  8,515   10.17 - 17.36      87,412      0.00          0.80 -2.69        2.62 -  4.61
   2005.............  9,919    9.72 - 16.91      97,783      0.00          0.80 -2.69        9.14 - 11.25
   2004............. 11,018    8.74 - 15.50      98,090      0.00          0.80 -2.69       15.42 - 17.66
   2003............. 11,475   13.49 - 13.65      85,718      0.00          1.29 -2.34       34.85 - 36.46

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  Financial Highlights (continued)

                                At December 31,                    For the year ended December 31,
                      ----------------------------------- ------------------------------------------------
                               Accumulation                                  Expense            Total
                      Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                      (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
Putnam Variable Trust
Sub-Accounts
  (continued):
   VT Voyager
   2007.............. 26,242  $ 7.15 - 13.59    $244,632      0.00%        0.70 - 2.69%      2.67 -  4.78%
   2006.............. 33,891    6.83 - 13.24     303,969      0.11         0.70 - 2.69       2.61 -  4.70
   2005.............. 41,527    6.52 - 12.90     354,385      0.66         0.70 - 2.69       2.86 -  4.96
   2004.............. 47,857    6.21 - 12.55     386,065      0.25         0.70 - 2.69       2.21 -  4.30
   2003.............. 51,674    5.96 - 11.65     392,809      0.34         0.70 - 2.59      16.48 - 24.04

Investments in the
Rydex Variable Trust
Sub-Account:
   Rydex OTC
   2007..............    < 1   15.19 - 15.19           7      0.08         1.50 - 1.50      16.05 - 16.05
   2006..............    < 1   13.09 - 13.09           5      0.00         1.50 - 1.50       4.19 -  4.19
   2005..............    < 1   12.57 - 12.57           4      0.00         1.50 - 1.50      -0.40 - -0.40
   2004..............    < 1   12.62 - 12.62         < 1      0.00         1.50 - 1.50       7.71 -  7.71
   2003..............    < 1   11.71 - 11.71         < 1      0.00         1.50 - 1.50      43.24 - 43.24

Investments in the
STI Classic Variable
  Trust Sub-Accounts:
   STI International Equity
   2007 (j)(q).......     --    N/A - N/A             --       N/A         0.00 - 0.00        N/A - N/A
   2006..............    230   14.06 - 19.39       4,133      1.17         1.15 - 1.89      22.14 - 23.06
   2005..............    321   11.42 - 15.87       4,711      2.30         1.15 - 1.89      10.83 - 11.67
   2004..............    432   14.32 - 14.45       5,713      2.15         1.29 - 1.89      17.81 - 43.23
   2003..............    582   12.26 - 12.27       6,619      0.00         1.29 - 1.49      22.55 - 22.67

   STI Investment Grade Bond
   2007 (q)..........     --    N/A - N/A             --       N/A         0.00 - 0.00        N/A - N/A
   2006..............    689   10.30 - 13.35       9,070      4.34         1.15 - 2.39       1.88 -  3.17
   2005..............    900   10.11 - 12.94      11,870      3.83         1.15 - 2.39       1.00 -  1.14
   2004..............  1,161   10.19 - 10.31      15,624      3.53         1.29 - 2.04       1.95 -  2.83
   2003..............  1,419    9.99 - 10.03      19,066      1.28         1.29 - 1.99      -0.07 -  0.26

--------
(j)On April 27, 2007 STI International Equity merged into Federated Prime Money Fund II
(q)For the period beginning January 1, 2007 and ended April 27, 2007

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  Financial Highlights (continued)

                                   At December 31,                    For the year ended December 31,
                         ----------------------------------- ------------------------------------------------
                                  Accumulation                                  Expense            Total
                         Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                         (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                         ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the STI
  Classic Variable Trust
  Sub-Accounts
  (continued):
   STI Classic Large Cap Core Equity (o)
   2007.................   269   $13.78 - 17.22    $ 3,650       1.17%        1.15 - 2.19%    -1.43 -  -0.37%
   2006.................   367    13.84 - 15.32      5,013       1.22         1.15 - 2.19      13.66 - 14.87
   2005.................   444    12.04 - 13.48      5,271       0.95         1.15 - 2.19       6.65 -  7.78
   2004.................   476    12.64 - 12.81      5,210       1.19         1.29 - 2.19      12.83 - 26.43
   2003.................   427    11.32 - 11.36      4,051       0.55         1.29 - 1.89      13.25 - 13.56

   STI Classic Large Cap Growth Stock (p)
   2007.................   755    11.80 - 13.15     15,510       0.38         1.15 - 2.34      12.57 - 13.95
   2006................. 1,120    10.35 - 11.68     21,018       0.27         1.15 - 2.34       8.24 -  9.56
   2005................. 1,599     9.45 - 10.79     28,572       0.13         1.15 - 2.34     -3.21 -  -2.03
   2004................. 2,222    11.15 - 11.33     41,879       0.26         1.29 - 2.34       4.26 -  5.38
   2003................. 2,820    10.70 - 10.75     51,754       0.00         1.29 - 2.34       6.96 -  7.49

   STI Large Cap Value Equity
   2007.................   711    14.61 - 15.57     15,457       1.51         1.15 - 2.19       1.28 -  2.36
   2006................. 1,011    14.27 - 15.37     22,014       1.40         1.15 - 2.19      19.79 - 21.07
   2005................. 1,458    11.79 - 12.83     27,023       1.56         1.15 - 2.19       1.48 -  2.57
   2004................. 1,933    12.65 - 12.82     35,540       1.83         1.29 - 2.19      26.47 - 28.18
   2003................. 2,453    11.23 - 11.25     40,351       1.06         1.49 - 1.89      12.31 - 12.52

   STI Mid-Cap Core Equity (r)
   2007.................   331    12.60 - 16.29      5,835       0.22         1.15 - 2.09       2.97 -  3.97
   2006.................   480    12.12 - 15.82      8,465       0.39         1.15 - 2.09       8.41 -  9.46
   2005.................   639    11.07 - 14.59     10,606       0.44         1.15 - 2.09      11.94 - 13.02
   2004.................   822    13.03 - 13.19     12,560       0.83         1.29 - 2.09      15.31 - 30.33
   2003................. 1,034    11.41 - 11.44     14,088       0.66         1.29 - 1.89      14.06 - 14.38

   STI Small Cap Value Equity
   2007.................   351    18.28 - 30.07      7,960       0.91         1.15 - 2.39       0.09 -  1.38
   2006.................   439    18.26 - 29.66     10,021       0.45         1.15 - 2.39      13.34 - 14.78
   2005.................   526    16.11 - 25.84     10,668       0.44         1.15 - 2.39      10.63 - 61.15
   2004.................   642    14.81 - 15.00     11,863       0.38         1.29 - 2.14      21.53 - 22.59
   2003.................   727    12.18 - 12.23     11,047       0.27         1.29 - 2.14      21.84 - 22.33

--------
(o)Previously known as STI Large Cap Relative Value
(p)Previously known as STI Capital Appreciation
(r)Previously known as STI Mid-Cap Equity

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  Financial Highlights (continued)

                                 At December 31,                    For the year ended December 31,
                       ----------------------------------- ------------------------------------------------
                                Accumulation                                  Expense            Total
                       Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                       (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                       ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  The Universal
  Institutional Funds,
  Inc. Sub-Accounts:
   Van Kampen UIF Emerging Markets Equity
   2007............... 2,502   $23.81 - 36.93    $66,623       0.44%        0.70 - 2.20%     37.38 - 39.47%
   2006............... 3,270    17.07 - 25.15     63,047       0.75         0.70 - 2.20      34.17 - 36.19
   2005............... 3,778    12.53 - 20.03     54,052       0.36         0.70 - 2.20      30.95 - 32.92
   2004............... 3,920     9.43 - 14.32     43,013       0.66         0.70 - 2.20      20.41 - 22.26
   2003............... 3,702     7.71 - 12.70     33,517       0.00         0.70 - 2.20      46.42 - 48.63

   Van Kampen UIF Equity Growth
   2007............... 4,748    10.35 - 14.46     55,126       0.00         0.70 - 2.69      18.61 - 21.05
   2006............... 5,948     8.55 - 12.19     58,189       0.00         0.70 - 2.69       1.31 -  3.38
   2005............... 7,010     8.27 - 12.03     67,276       0.48         0.70 - 2.69      12.61 - 14.90
   2004............... 8,272     7.20 - 10.68     70,049       0.19         0.70 - 2.69       6.83 -  7.02
   2003............... 7,339     6.73 -  8.28     56,500       0.00         0.70 - 2.20      22.21 - 24.06

   Van Kampen UIF Fixed Income
   2007...............   139    12.45 - 14.62      1,773       3.61         1.15 - 1.85       3.49 -  4.24
   2006...............   151    12.03 - 14.03      1,863       3.95         1.15 - 1.85       1.82 -  2.55
   2005...............   175    11.81 - 13.68      2,108       3.18         1.15 - 1.85       2.29 -  3.03
   2004...............   246    11.55 - 13.28      2,892       4.08         1.15 - 1.85       2.44 -  3.17
   2003...............   198    11.27 - 12.87      2,267       0.06         1.15 - 1.65       2.70 - 28.67

   Van Kampen UIF Global Value Equity
   2007...............     3    13.78 - 16.90         50       1.97         1.15 - 1.85       4.65 -  5.41
   2006...............     4    13.17 - 16.03         54       1.59         1.15 - 1.85      18.97 - 19.83
   2005...............     4    11.07 - 13.38         47       1.04         1.15 - 1.85       3.88 -  4.62
   2004...............     4    10.66 - 12.79         41       0.73         1.15 - 1.85      11.44 - 12.24
   2003...............     4     9.56 - 11.39         38       0.00         1.15 - 1.85      26.58 - 27.49

   Van Kampen UIF High Yield
   2007...............     1    13.94 - 13.94          9       8.84         1.50 - 1.50       2.44 -  2.44
   2006...............     1    13.61 - 13.61          9       8.01         1.50 - 1.50       7.00 -  7.00
   2005...............     1    12.72 - 12.72          8       0.76         1.50 - 1.50      -0.45 - -0.45
   2004...............    27    12.78 - 12.78        351       6.02         1.50 - 1.50       7.84 -  7.84
   2003...............    28    11.85 - 11.85        326       0.00         1.50 - 1.50      23.83 - 23.83

   Van Kampen UIF International Magnum
   2007............... 2,797    14.22 - 17.22     38,584       1.49         0.70 - 2.20      12.08 - 13.79
   2006............... 3,317    12.50 - 14.05     40,739       0.09         0.70 - 2.20      22.42 - 24.26
   2005............... 3,465    10.06 - 11.48     34,680       1.20         0.70 - 2.20       8.66 - 10.30
   2004............... 3,705     9.12 - 10.56     34,028       2.75         0.70 - 2.20      14.84 - 16.57
   2003............... 3,576     7.82 - 10.06     28,529       0.14         0.70 - 2.20      24.62 - 26.53

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  Financial Highlights (continued)

                                 At December 31,                    For the year ended December 31,
                       ----------------------------------- ------------------------------------------------
                                Accumulation                                  Expense            Total
                       Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                       (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                       ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  The Universal
  Institutional Funds,
  Inc. Sub-Accounts
  (continued):
   Van Kampen UIF Mid Cap Growth
   2007...............  2,085  $18.32 - 19.30    $ 38,132      0.00%        0.70 - 2.30%     19.86 -  21.81%
   2006...............  2,642   15.28 - 15.85      40,057      0.00         0.70 - 2.30       6.80 -   8.51
   2005...............  2,911   14.31 - 14.60      41,086      0.00         0.70 - 2.30      14.88 -  16.75
   2004...............  2,992   12.46 - 12.51      36,518      0.00         0.70 - 2.30      18.80 -  20.75
   2003...............  2,559   10.36 - 10.49      26,112      0.00         0.70 - 2.30      38.51 -  40.78

   Van Kampen UIF U.S. Mid Cap Value
   2007...............  7,726   15.12 - 18.20     116,996      0.68         0.70 - 2.69       4.93 -   7.09
   2006...............  9,904   14.41 - 17.00     141,489      0.28         0.70 - 2.69      17.46 -  19.86
   2005............... 11,514   12.26 - 14.18     138,619      0.31         0.70 - 2.69       9.30 -  11.53
   2004............... 12,988   11.22 - 12.71     141,466      0.02         0.70 - 2.69      12.22 -  13.79
   2003............... 11,927   10.67 - 11.17     114,608      0.00         0.70 - 2.30      38.26 -  40.52

   Van Kampen UIF U.S. Real Estate
   2007...............  1,726   20.13 - 33.35      46,609      1.16         0.70 - 2.30    -18.97 -  -17.65
   2006...............  2,397   24.84 - 40.50      79,513      1.10         0.70 - 2.30      34.92 -  37.09
   2005...............  2,895   18.41 - 29.54      70,733      1.20         0.70 - 2.30      14.37 -  16.24
   2004...............  3,448   16.10 - 25.42      73,302      1.55         0.70 - 2.30      33.26 -  35.44
   2003...............  3,895   12.08 - 18.77      61,784      0.00         0.70 - 2.30      35.28 -  37.50

   Van Kampen UIF Value
   2007...............     17   13.85 - 16.40         252      1.76         1.15 - 2.00     -5.02 -   -4.18
   2006...............     22   14.58 - 17.11         342      1.68         1.15 - 2.00      14.56 -  15.56
   2005...............     26   12.72 - 14.81         347      1.32         1.15 - 2.00       3.37 -  27.24
   2004...............     25   13.72 - 14.33         337      0.95         1.15 - 1.65      15.91 -  16.49
   2003...............     24   11.83 - 12.30         277      0.00         1.15 - 1.65      31.89 -  32.55

Investments in the
  The Universal
  Institutional Funds,
  Inc. (Class II) Sub-
  Accounts:
   Van Kampen UIF Emerging Markets Debt (Class II)
   2007...............  1,611   15.64 - 18.02      28,786      7.28         1.29 - 2.59       3.62 -   5.01
   2006...............  1,755   14.19 - 14.89      29,699      8.87         1.29 - 2.59       7.94 -   9.38
   2005...............  1,663   13.61 - 16.11      25,554      7.44         1.29 - 2.59       9.24 -  10.69
   2004...............  1,248   12.03 - 12.30      17,171      7.13         1.29 - 2.59       7.23 -   8.66
   2003...............    347   11.22 - 13.96       4,296      0.00         1.29 - 2.59      12.19 -  39.60

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  Financial Highlights (continued)

                                  At December 31,                    For the year ended December 31,
                        ----------------------------------- ------------------------------------------------
                                 Accumulation                                  Expense            Total
                        Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                        (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                        ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  The Universal
  Institutional Funds,
  Inc. (Class II) Sub-
  Accounts (continued):
   Van Kampen UIF Emerging Markets Equity (Class II)
   2007................   945   $42.19 - 44.88    $ 41,679      0.41%        1.29 - 2.59%     36.80 - 38.64%
   2006................ 1,095    30.84 - 32.37      34,945      0.75         1.29 - 2.59      33.63 - 35.40
   2005................   903    23.08 - 23.91      21,348      0.35         1.29 - 2.59      30.31 - 32.05
   2004................   471    17.71 - 18.10       8,467      0.70         1.29 - 2.59      21.41 - 77.09
   2003 (ak)...........   272    14.78 - 14.91       4,043      0.00         1.29 - 2.59      47.81 - 49.12

   Van Kampen UIF Equity and Income (Class II)
   2007................ 5,858    13.21 - 14.45      81,721      1.87         1.29 - 2.59       0.67 -  2.02
   2006................ 6,061    14.36 - 15.07      83,763      1.17         1.29 - 2.59       9.67 - 11.13
   2005................ 4,725    13.09 - 13.56      58,796      0.67         1.29 - 2.59       4.61 -  6.00
   2004................ 1,935    12.51 - 12.79      23,296      0.00         1.29 - 2.59       8.63 - 10.08
   2003 (ak)...........   561    11.52 - 11.62       6,494      0.88         1.29 - 2.59      15.19 - 16.22

   Van Kampen UIF Equity Growth (Class II)
   2007................ 1,145    15.09 - 16.38      18,705      0.00         1.29 - 2.59      18.50 - 20.09
   2006................ 1,385    13.82 - 14.51      18,809      0.00         1.29 - 2.59       1.13 -  2.48
   2005................ 1,530    12.27 - 13.67      20,355      0.35         1.29 - 2.59      12.50 - 13.99
   2004................ 1,411    12.15 - 12.42      16,668      0.12         1.29 - 2.59       4.65 -  6.04
   2003 (ak)...........   602    11.61 - 11.71       7,030      0.00         1.29 - 2.59      16.11 - 17.15

   Van Kampen UIF Global Franchise (Class II)
   2007................ 6,729    15.99 - 18.42     119,171      0.00         1.29 - 2.59       6.92 -  8.36
   2006................ 6,893    17.22 - 18.08     113,948      1.43         1.29 - 2.59      18.37 - 19.95
   2005................ 5,284    12.30 - 14.55      74,280      0.00         1.29 - 2.59       9.08 - 10.54
   2004................ 2,482    13.34 - 13.64      32,544      0.15         1.29 - 2.59       9.85 - 11.31
   2003 (ak)...........   758    12.14 - 12.25       9,257      0.00         1.29 - 2.59      21.43 - 22.51

   Van Kampen UIF Int'l Growth Equity (Class II)
   2007................   433    11.90 - 12.14       5,212      0.17         1.29 - 2.44      11.46 - 12.78
   2006 (af)...........   351    10.68 - 10.76       3,765      0.28         1.29 - 2.44       6.76 -  7.61

--------
(af)For the period beginning May 1, 2006 and ended December 31, 2006
(ak)For the period beginning May 1, 2003, and ended December 31, 2003

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  Financial Highlights (continued)

                                  At December 31,                    For the year ended December 31,
                        ----------------------------------- ------------------------------------------------
                                 Accumulation                                  Expense            Total
                        Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                        (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                        ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  The Universal
  Institutional Funds,
  Inc. (Class II) Sub-
  Accounts (continued):
   Van Kampen UIF Mid Cap Growth (Class II)
   2007................ 3,587   $11.92 - 22.32    $ 62,807      0.00%        1.29 - 2.59%      19.42 - 21.02%
   2006................ 3,035    18.69 - 19.62      49,627      0.00         1.29 - 2.59        6.32 -  7.73
   2005................ 1,949    17.58 - 18.21      35,035      0.00         1.29 - 2.59       14.27 - 15.79
   2004................ 1,348    15.38 - 15.73      21,019      0.00         1.29 - 2.59       18.33 - 19.91
   2003 (ak)...........   785    13.00 - 13.12      10,262      0.00         1.29 - 2.59       30.00 - 31.16

   Van Kampen UIF Small Company Growth (Class II)
   2007................ 1,182    18.79 - 19.99      23,184      0.00         1.29 - 2.59        0.28 -  1.63
   2006................ 1,425    18.74 - 19.67      27,591      0.00         1.29 - 2.59       10.40 - 87.42
   2005................ 1,560    17.20 - 17.82      27,468      0.00         1.29 - 2.59        9.97 - 11.43
   2004................ 1,507    15.64 - 15.99      23,918      0.00         1.29 - 2.59       15.87 - 17.41
   2003 (ak)........... 1,035    13.50 - 13.62      14,062      0.00         1.29 - 2.59       35.01 - 36.21

   Van Kampen UIF U.S. Mid Cap Value (Class II)
   2007................ 4,183    15.87 - 19.97      79,806      0.61         1.29 - 2.59        4.94 -  6.35
   2006................ 4,425    14.93 - 19.03      81,291      0.22         1.29 - 2.59       17.51 - 19.07
   2005................ 3,855    12.54 - 16.20      60,801      0.26         1.29 - 2.59        9.25 - 10.71
   2004................ 2,709    14.83 - 15.16      39,035      0.01         1.29 - 2.59       11.56 - 13.05
   2003 (ak)........... 1,356    13.29 - 13.41      18,124      0.00         1.29 - 2.59       32.90 - 34.08

   Van Kampen UIF U.S. Real Estate (Class II)
   2007................ 3,776    21.96 - 23.31      88,472      1.01         1.29 - 2.69     -19.51 - -18.35
   2006................ 4,137    28.96 - 30.72     118,645      0.96         1.29 - 2.69       33.98 - 35.90
   2005................ 4,154    19.79 - 21.61      87,617      1.15         1.29 - 2.69       13.62 - 15.25
   2004................ 3,417    17.17 - 19.02      62,735      1.60         1.29 - 2.69       34.32 - 90.22
   2003................ 1,366    12.67 - 12.79      18,567      0.00         1.29 - 2.59       26.72 - 27.85

Investments in the
  Van Kampen Life
  Investment Trust
  Sub-Accounts:
   LIT Comstock
   2007................ 5,664    13.22 - 14.35      78,670      1.97         0.70 - 2.30      -4.28 -  -2.73
   2006................ 7,391    13.81 - 14.75     106,183      1.48         0.70 - 2.30       13.64 - 15.47
   2005................ 9,041    12.15 - 12.77     113,319      1.22         0.70 - 2.30        1.98 -  3.64
   2004................ 8,736    11.92 - 12.32     106,501      0.86         0.70 - 2.30       15.05 - 16.94
   2003................ 5,976    10.36 - 10.54      62,969      0.75         0.70 - 2.30       27.98 - 30.08

--------
(ak)For the period beginning May 1, 2003, and ended December 31, 2003

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  Financial Highlights (continued)

                             At December 31,                    For the year ended December 31,
                   ----------------------------------- ------------------------------------------------
                            Accumulation                                  Expense            Total
                   Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                   (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                   ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
Van Kampen Life
  Investment Trust
  Sub-Accounts
  (continued):
   LIT Government
   2007...........    116  $11.90 - 12.17    $  1,405      4.92%        1.25 - 1.65%      5.57 -  5.99%
   2006...........    142   11.27 - 11.48       1,626      4.33         1.25 - 1.65       1.65 -  2.06
   2005...........    146   11.09 - 11.25       1,637      4.21         1.25 - 1.65       1.85 -  2.25
   2004...........    182   10.88 - 11.00       1,997      4.50         1.25 - 1.65       2.46 -  2.87
   2003...........    140   10.62 - 10.69       1,491      4.87         1.25 - 1.65       0.08 -  0.48

   LIT Money Market
   2007...........    294   11.23 - 11.62       3,380      4.78         1.25 - 1.65       2.99 -  3.41
   2006...........    263   10.91 - 11.23       2,931      4.04         1.25 - 1.65       2.72 -  3.13
   2005...........    273   10.62 - 10.89       2,961      2.70         1.25 - 1.65       1.01 -  1.41
   2004...........    231   10.51 - 10.74       2,480      0.85         1.25 - 1.65      -0.85 - -0.45
   2003...........    278   10.60 - 10.79       2,989      0.60         1.25 - 1.65      -1.07 - -0.68

   Strat Growth I
   2007...........  4,617    6.96 - 11.85      45,412      0.05         0.70 - 2.30      14.29 - 16.14
   2006...........  6,027    5.99 - 10.37      51,748      0.00         0.70 - 2.30       0.52 -  2.14
   2005...........  7,916    5.86 - 10.32      68,990      0.26         0.70 - 2.30       5.46 -  7.18
   2004...........  9,614    5.47 -  9.78      81,916      0.00         0.70 - 2.30       4.57 -  6.29
   2003........... 11,683    5.15 -  9.36      95,881      0.00         0.70 - 2.30      24.42 - 26.46

Investments in the
Van Kampen Life
  Investment Trust
  (Class II)
  Sub-Accounts:
   LIT Aggressive Growth (Class II)
   2007...........  1,353   15.03 - 18.08      21,082      0.00         0.70 - 2.59      14.54 - 16.78
   2006...........  1,638   12.23 - 12.87      21,980      0.00         0.70 - 2.59       2.21 -  4.19
   2005...........  1,821   11.97 - 12.36      23,587      0.00         0.70 - 2.59       8.24 - 10.34
   2004...........  1,774   11.20 - 14.27      21,143      0.00         0.70 - 2.59      11.92 - 11.97
   2003 (ak)......    288   12.75 - 12.86       3,687      0.00         1.29 - 2.59      27.50 - 28.64

   LIT Comstock (Class II)
   2007........... 20,553   12.90 - 15.49     297,888      1.71         1.29 - 2.59      -4.87 - -3.60
   2006........... 23,656   16.28 - 17.09     356,769      1.25         1.29 - 2.59      13.05 - 14.55
   2005........... 23,945   14.40 - 14.92     317,128      0.87         1.29 - 2.59       1.42 -  2.77
   2004........... 18,304   14.20 - 14.52     236,274      0.67         1.29 - 2.59      14.39 - 15.91
   2003........... 12,466   12.42 - 12.53     137,393      0.47         1.29 - 2.59      24.15 - 25.25

--------
(ak)For the period beginning May 1, 2003, and ended December 31, 2003

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  Financial Highlights (continued)

                             At December 31,                    For the year ended December 31,
                   ----------------------------------- ------------------------------------------------
                            Accumulation                                  Expense            Total
                   Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                   (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                   ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Van Kampen Life
  Investment Trust
  (Class II)
  Sub-Accounts
  (continued):
   LIT Growth and Income (Class II)
   2007........... 8,749   $17.56 - 17.65    $157,176      1.44%        1.29 - 2.69%     -0.25 -  1.19%
   2006........... 9,672    17.69 - 17.35     171,902      0.97         1.29 - 2.69      12.86 - 14.48
   2005........... 9,458    15.68 - 16.39     147,128      0.78         1.29 - 2.69       6.78 -  8.31
   2004........... 7,527    14.68 - 15.14     108,454      0.64         1.29 - 2.69      11.05 - 12.65
   2003........... 4,387    12.31 - 12.42      56,398      0.00         1.29 - 2.59      23.14 - 24.23

   LIT Money Market (Class II)
   2007........... 3,118    10.09 - 10.64      32,788      4.79         1.29 - 2.59       1.74 -  3.10
   2006........... 3,035     9.92 - 10.32      31,042      3.94         1.29 - 2.59       1.48 -  2.83
   2005........... 3,045     9.77 - 10.04      30,362      2.48         1.29 - 2.59      -0.22 -  1.11
   2004........... 1,784     9.79 -  9.93      17,650      0.72         1.29 - 2.59      -2.06 - -0.75
   2003...........    --       --  -   --          --      0.00           --  -  --       0.00 -  0.00

   Strat Growth II (Class II)
   2007........... 5,416    14.55 - 15.43      63,457      0.00         1.29 - 2.59      13.61 - 15.13
   2006........... 6,472    12.81 - 13.45      65,542      0.00         1.29 - 2.59      -0.03 -  1.30
   2005........... 6,958    12.81 - 13.23      68,765      0.01         1.29 - 2.59       4.86 -  6.25
   2004........... 7,134    12.22 - 12.45      63,974      0.00         1.29 - 2.59       4.01 -  5.40
   2003........... 6,797    11.75 - 11.85      54,406      0.00         1.29 - 2.59      17.49 - 18.53

                                      252
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS AND SHAREHOLDER OF
ALLSTATE LIFE INSURANCE COMPANY

We have audited the accompanying Consolidated Statements of Financial Position of Allstate Life Insurance Company and subsidiaries (the "Company", an affiliate of The Allstate Corporation) as of December 31, 2007 and 2006, and the related Consolidated Statements of Operations and Comprehensive Income, Shareholder's Equity, and Cash Flows for each of the three years in the period ended December 31, 2007. Our audits also included the consolidated financial statement schedules listed in the Index at Item 15. These financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on the financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Allstate Life Insurance Company and subsidiaries as of December 31, 2007 and 2006, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2007, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such consolidated financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As discussed in Note 2 to the consolidated financial statements, the Company changed its method of accounting for uncertainty in income taxes and accounting for deferred acquisition costs associated with internal replacements in 2007.

/s/ Deloitte & Touche LLP

Chicago, Illinois
March 13, 2008

ITEM 8. FINANCIAL STATEMENTS AND SUPPLEMENTARY DATA

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
         CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME

                                                                                  YEAR ENDED DECEMBER 31,
                                                                           ---------------------------------------
(IN MILLIONS)                                                                 2007          2006          2005
                                                                           -----------   -----------   -----------
REVENUES
Premiums (net of reinsurance ceded of $625, $617 and $606)                $       502   $       576   $       474
Contract charges (net of reinsurance ceded of $315, $170 and $ -)                 942         1,009         1,079
Net investment income                                                           4,205         4,057         3,707
Realized capital gains and losses                                                (197)          (79)           19
                                                                           -----------   -----------   -----------

                                                                                5,452         5,563         5,279

COSTS AND EXPENSES
Contract benefits (net of reinsurance recoveries of $646, $548 and $515)        1,364         1,372         1,340
Interest credited to contractholder funds (net of reinsurance recoveries
   of $47, $41 and $4)                                                          2,628         2,543         2,340
Amortization of deferred policy acquisition costs                                 518           538           568
Operating costs and expenses                                                      340           398           433
                                                                           -----------   -----------   -----------
                                                                                4,850         4,851         4,681

Loss on disposition of operations                                                 (10)          (88)           (7)
                                                                           -----------   -----------   -----------

INCOME FROM OPERATIONS BEFORE INCOME TAX EXPENSE                                  592           624           591
                                                                           -----------   -----------   -----------

Income tax expense                                                                180           196           174
                                                                           -----------   -----------   -----------

NET INCOME                                                                        412           428           417
                                                                           -----------   -----------   -----------

OTHER COMPREHENSIVE LOSS, AFTER-TAX
Change in:
    Unrealized net capital gains and losses                                      (409)         (263)         (425)
                                                                           -----------   -----------   -----------

OTHER COMPREHENSIVE LOSS, AFTER-TAX                                              (409)         (263)         (425)
                                                                           -----------   -----------   -----------

COMPREHENSIVE INCOME (LOSS)                                               $         3   $       165   $        (8)
                                                                           ===========   ===========   ===========

                 See notes to consolidated financial statements.

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  CONSOLIDATED STATEMENTS OF FINANCIAL POSITION

                                                                                           DECEMBER 31,
                                                                                     -------------------------
(IN MILLIONS, EXCEPT SHARE AND PAR VALUE DATA)                                          2007          2006
                                                                                     -----------   -----------
ASSETS
Investments
       Fixed income securities, at fair value (amortized cost $58,020 and $59,869)  $    58,469   $    61,457
       Mortgage loans                                                                     9,901         8,690
       Equity securities (cost $102 and $61)                                                102            72
       Limited partnership interests                                                        994           461
       Short-term                                                                           386           805
       Policy loans                                                                         770           752
       Other                                                                              1,792         1,923
                                                                                     -----------   -----------

    Total investments                                                                    72,414        74,160

Cash                                                                                        185           273
Deferred policy acquisition costs                                                         3,905         3,485
Reinsurance recoverables                                                                  3,410         3,392
Accrued investment income                                                                   652           689
Other assets                                                                                622           585
Separate Accounts                                                                        14,929        16,174
                                                                                     -----------   -----------

   TOTAL ASSETS                                                                     $    96,117   $    98,758
                                                                                     ===========   ===========

LIABILITIES
Contractholder funds                                                                $    60,464   $    60,565
Reserve for life-contingent contract benefits                                            12,598        12,204
Unearned premiums                                                                            33            34
Payable to affiliates, net                                                                  206            84
Other liabilities and accrued expenses                                                    2,823         3,235
Deferred income taxes                                                                       101           258
Note payable to parent                                                                       --           500
Long-term debt                                                                              200           206
Separate Accounts                                                                        14,929        16,174
                                                                                     -----------   -----------

   TOTAL LIABILITIES                                                                     91,354        93,260
                                                                                     -----------   -----------

COMMITMENTS AND CONTINGENT LIABILITIES (NOTES 7 AND 11)

SHAREHOLDER'S EQUITY
Redeemable preferred stock - series A, $100 par value, 1,500,000 shares
     authorized, none and 49,230 shares issued and outstanding                               --             5
Redeemable preferred stock - series B, $100 par value, 1,500,000 shares
     authorized, none issued                                                                 --            --
Common stock, $227 par value, 23,800 shares authorized and outstanding                        5             5
Additional capital paid-in                                                                1,108         1,108
Retained income                                                                           3,734         4,055
Accumulated other comprehensive income:
     Unrealized net capital gains and losses                                                (84)          325
                                                                                     -----------   -----------

   Total accumulated other comprehensive income                                             (84)          325
                                                                                     -----------   -----------

   TOTAL SHAREHOLDER'S EQUITY                                                             4,763         5,498
                                                                                     -----------   -----------

   TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY                                       $    96,117   $    98,758
                                                                                     ===========   ===========

                 See notes to consolidated financial statements.

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                 CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY

                                                              YEAR ENDED DECEMBER 31,
                                                      ---------------------------------------
(IN MILLIONS)                                            2007          2006          2005
                                                      -----------   -----------   -----------
REDEEMABLE PREFERRED STOCK - SERIES A
Balance, beginning of year                           $         5   $         5   $         5
Redemption of stock                                           (5)           --            --
                                                      -----------   -----------   -----------
Balance, end of year                                          --             5             5
                                                      -----------   -----------   -----------

REDEEMABLE PREFERRED STOCK - SERIES B                         --            --            --
                                                      -----------   -----------   -----------

COMMON STOCK                                                   5             5             5
                                                      -----------   -----------   -----------

ADDITIONAL CAPITAL PAID-IN                                 1,108         1,108         1,108

RETAINED INCOME
Balance, beginning of year                                 4,055         4,302         4,178
Net income                                                   412           428           417
Dividends                                                   (725)         (675)         (293)
Cumulative effect of change in accounting principle           (8)           --            --
                                                      -----------   -----------   -----------
Balance, end of year                                       3,734         4,055         4,302
                                                      -----------   -----------   -----------

ACCUMULATED OTHER COMPREHENSIVE INCOME
Balance, beginning of year                                   325           588         1,013
Change in unrealized net capital gains and losses           (409)         (263)         (425)
                                                      -----------   -----------   -----------

Balance, end of year                                         (84)          325           588
                                                      -----------   -----------   -----------

TOTAL SHAREHOLDER'S EQUITY                           $     4,763   $     5,498   $     6,008
                                                      ===========   ===========   ===========

                 See notes to consolidated financial statements.

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                                                               YEAR ENDED DECEMBER 31,
                                                                                       ---------------------------------------
(IN MILLIONS)                                                                             2007          2006          2005
                                                                                       -----------   -----------   -----------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                                                            $       412   $       428   $       417
   Adjustments to reconcile net income to net cash provided by operating activities:
      Amortization and other non-cash items                                                  (289)         (280)         (175)
      Realized capital gains and losses                                                       197            79           (19)
      Loss on disposition of operations                                                        10            88             7
      Interest credited to contractholder funds                                             2,628         2,543         2,340
      Changes in:
          Policy benefit and other insurance reserves                                        (290)         (199)         (200)
          Unearned premiums                                                                    (1)           (1)            4
          Deferred policy acquisition costs                                                   (29)         (205)         (198)
          Reinsurance recoverables                                                           (276)         (218)         (197)
          Income taxes payable                                                                112          (122)           18
          Other operating assets and liabilities                                              104            93            95
                                                                                       -----------   -----------   -----------

             Net cash provided by operating activities                                      2,578         2,206         2,092
                                                                                       -----------   -----------   -----------

CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sales
   Fixed income securities                                                                 11,222        12,290        10,660
   Equity securities                                                                           73            23            25
   Limited partnership interests                                                              181           114            32
Investment collections
   Fixed income securities                                                                  2,981         2,727         4,076
   Mortgage loans                                                                           1,506         1,618         1,172
Investment purchases
   Fixed income securities                                                                (12,096)      (16,246)      (18,128)
   Equity securities                                                                         (101)         (282)          (37)
   Limited partnership interests                                                             (673)          (22)         (166)
   Mortgage loans                                                                          (2,637)       (2,159)       (1,976)
Change in short-term investments, net                                                          31           362          (352)
Change in policy loans and other investments, net                                            (124)          (33)          (16)
Disposition of operations                                                                      (5)         (826)           (2)
                                                                                       -----------   -----------   -----------

             Net cash provided by (used in) investing activities                              358        (2,434)       (4,712)
                                                                                       -----------   -----------   -----------

CASH FLOWS FROM FINANCING ACTIVITIES
Note payable to parent                                                                       (500)          500             -
Redemption of redeemable preferred stock                                                      (11)          (26)          (26)
Contractholder fund deposits                                                                7,948         9,546        11,374
Contractholder fund withdrawals                                                            (9,736)       (8,998)       (8,604)
Dividends paid                                                                               (725)         (675)         (211)
                                                                                       -----------   -----------   -----------

             Net cash (used in) provided by financing activities                           (3,024)          347         2,533
                                                                                       -----------   -----------   -----------

NET (DECREASE) INCREASE IN CASH                                                               (88)          119           (87)
CASH AT BEGINNING OF YEAR                                                                     273           154           241
                                                                                       -----------   -----------   -----------

CASH AT END OF YEAR                                                                   $       185   $       273   $       154
                                                                                       ===========   ===========   ===========

                 See notes to consolidated financial statements.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.   GENERAL

BASIS OF PRESENTATION

     The accompanying consolidated financial statements include the accounts of Allstate Life Insurance Company ("ALIC") and its wholly owned subsidiaries (collectively referred to as the "Company"). ALIC is wholly owned by Allstate Insurance Company ("AIC"), a wholly owned subsidiary of The Allstate Corporation (the "Corporation"). These consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). All significant intercompany accounts and transactions have been eliminated.

     To conform to the current year presentation, certain amounts in the prior years' consolidated financial statements and notes have been reclassified.

     The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates.

NATURE OF OPERATIONS

     The Company sells life insurance, retirement and investment products to individual and institutional customers. The principal individual products are fixed annuities and interest-sensitive, traditional and variable life insurance. The principal institutional product is funding agreements backing medium-term notes issued to institutional and individual investors. The following table summarizes premiums and contract charges by product.

        ($ IN MILLIONS)                                  2007         2006         2005
                                                      -----------  -----------  -----------
        PREMIUMS
        Traditional life insurance                   $       260  $       257  $       250
        Immediate annuities with life contingencies          204          278          197
        Other                                                 38           41           27
                                                      -----------  -----------  -----------
        TOTAL PREMIUMS                                       502          576          474

        CONTRACT CHARGES
        Interest-sensitive life insurance                    862          797          734
        Fixed annuities                                       79           73           65
        Variable annuities                                     1          139          280
                                                      -----------  -----------  -----------
        TOTAL CONTRACT CHARGES                               942        1,009        1,079
                                                      -----------  -----------  -----------
        TOTAL PREMIUMS AND CONTRACT CHARGES          $     1,444  $     1,585  $     1,553
                                                      ===========  ===========  ===========

     The Company, through several subsidiaries, is authorized to sell life insurance and retirement products in all 50 states, the District of Columbia, Puerto Rico, the U.S. Virgin Islands and Guam. For 2007, the top geographic locations for statutory premiums and annuity considerations were Delaware, California and New York. No other jurisdiction accounted for more than 5% of statutory premiums and annuity considerations. The Company distributes its products to individuals through multiple distribution channels, including Allstate exclusive agencies, which include exclusive financial specialists, independent agents (including master brokerage agencies and workplace enrolling agents), and financial service firms, such as banks, broker-dealers and specialized structured settlement brokers.

     The Company monitors economic and regulatory developments that have the potential to impact its business. The ability of banks to affiliate with insurers may have a material adverse effect on all of the Company's product lines by substantially increasing the number, size and financial strength of potential competitors. The Company currently benefits from agreements with financial services entities that market and distribute its products; change in control of these non-affiliated entities could negatively impact the Company's sales. Furthermore, federal and state laws and regulations affect the taxation of insurance companies and life insurance and annuity products. Congress and various state legislatures have considered proposals that, if enacted, could impose a greater tax burden on the Company or could have an adverse impact on the tax treatment of some insurance products offered by the Company, including favorable policyholder tax treatment currently applicable to life insurance and annuities. Legislation that reduced the federal income tax rates applicable to certain dividends and capital gains realized by individuals, or other proposals if adopted, that reduce the taxation or permit the establishment of certain products or investments that may compete with life insurance or annuities could have an adverse effect on the Company's financial position or ability to sell such products and could result in the surrender of some existing contracts and policies. In addition, changes in the federal estate tax laws could negatively affect the demand for the types of life insurance used in estate planning.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS

     Fixed income securities include bonds, asset-backed securities, mortgage-backed securities, commercial mortgage-backed securities and redeemable preferred stocks. Fixed income securities may be sold prior to their contractual maturity, are designated as available for sale and are carried at fair value. The fair value of fixed income securities is based upon observable market quotations, other market observable data or is derived from such quotations and market observable data. The fair value of privately placed fixed income securities is generally based on widely accepted pricing valuation models, which are developed internally. The valuation models use security specific information such as the credit rating of the issuer, industry sector of the issuer, maturity, estimated duration, call provisions, sinking fund requirements, coupon rate, quoted market prices of comparable securities and estimated liquidity premiums to determine security specific credit spreads. These spreads are then adjusted for illiquidity based on historical analysis and broker surveys. The difference between amortized cost and fair value, net of deferred income taxes, certain life and annuity deferred policy acquisition costs, certain deferred sales inducement costs, and certain reserves for life-contingent contract benefits, is reflected as a component of accumulated other comprehensive income. Cash received from calls, principal payments and make-whole payments is reflected as a component of proceeds from sales and cash received from maturities and pay-downs is reflected as a component of investment collections within the Consolidated Statement of Cash Flows.

     Reported in fixed income securities are hybrid securities which have characteristics of fixed income securities and equity securities. Many of these securities have attributes most similar to those of fixed income securities such as a stated interest rate, a mandatory redemption date or a punitive interest rate step-up feature which, in most cases, would compel the issuer to redeem the security at a specified call date. Hybrid securities are carried at fair value and amounted to $2.67 billion and $2.09 billion at December 31, 2007 and 2006, respectively.

     Equity securities include common and non-redeemable preferred stocks. Common and non-redeemable preferred stocks are classified as available for sale and are carried at fair value. The difference between cost and fair value, net of deferred income taxes, is reflected as a component of accumulated other comprehensive income.

     Mortgage loans are carried at outstanding principal balances, net of unamortized premium or discount and valuation allowances. Valuation allowances are established for impaired loans when it is probable that contractual principal and interest will not be collected. Valuation allowances for impaired loans reduce the carrying value to the fair value of the collateral or the present value of the loan's expected future repayment cash flows discounted at the loan's original effective interest rate.

     Investments in limited partnership interests, including certain interests in limited liability companies and funds, and where the Company's interest is so minor that it exercises virtually no influence over operating and financial policies are accounted for in accordance with the cost method of accounting; otherwise, investments in limited partnership interests are accounted for in accordance with the equity-method of accounting.

     Short-term investments are carried at cost or amortized cost that approximates fair value. Policy loans are carried at the unpaid principal balances. Other investments consist primarily of bank loans. Bank loans are comprised primarily of senior secured corporate loans which are carried at amortized cost.

     In connection with the Company's securities lending business activities, funds received in connection with securities repurchase agreements, cash collateral received from counterparties related to derivative transactions and securities purchased under agreements to resell are invested and classified as short-term investments or fixed income securities available for sale as applicable. For the Company's securities lending business activities and securities sold under agreements to repurchase, the Company records an offsetting liability in other liabilities and accrued expenses for the Company's obligation to return the collateral or funds received.

     Investment income consists primarily of interest and dividends, income from limited partnership interests and income from certain derivative transactions. Interest is recognized on an accrual basis using the effective yield method and dividends are recorded at the ex-dividend date. Interest income for asset-backed securities, mortgage-backed securities and commercial mortgage-backed securities is determined considering estimated principal repayments obtained from widely accepted third party data sources and internal estimates. Interest income on certain beneficial interests in securitized financial assets is determined using the prospective yield method, based upon projections of expected future cash flows. For all other asset-backed securities, mortgage-backed securities and commercial mortgage-backed securities, the effective yield is recalculated on the retrospective basis. Income from investments in limited partnership interests accounted for on the cost basis is recognized upon receipt of amounts distributed by the partnerships as income. Income from investments in limited partnership interests accounted for utilizing the equity-method of accounting is recognized based on the financial results of the entity and the Company's proportionate investment interest. Accrual of income is suspended for fixed income securities and mortgage loans that are in default or when receipt of interest payments is in doubt.

     Realized capital gains and losses include gains and losses on investment dispositions, write-downs in value due to other-than-temporary declines in fair value and periodic changes in the fair value and settlements of certain derivatives including hedge ineffectiveness. Dispositions include sales, losses recognized in anticipation of dispositions and other transactions such as calls and prepayments. Realized capital gains and losses on investment dispositions are determined on a specific identification basis.

     The Company recognizes other-than-temporary impairment losses on fixed income securities, equity securities and short-term investments when the decline in fair value is deemed other-than-temporary (see Note 6).

DERIVATIVE AND EMBEDDED DERIVATIVE FINANCIAL INSTRUMENTS

     Derivative financial instruments include swaps, futures (interest rate), options (including swaptions), interest rate caps and floors, warrants, certain forward contracts for purchases of to-be-announced ("TBA") mortgage securities, forward contracts to hedge foreign currency risks and certain investment risk transfer reinsurance agreements. Derivatives that are required to be separated from the host instrument and accounted for as derivative financial instruments ("subject to bifurcation") are embedded in convertible and equity-indexed fixed income securities, equity-indexed life and annuity contracts, reinsured variable annuity contracts, and certain funding agreements (see Note 7).

     All derivatives are accounted for on a fair value basis and reported as other investments, other assets, other liabilities and accrued expenses or contractholder funds. Embedded derivative instruments subject to bifurcation are also accounted for on a fair value basis and are reported together with the host contract. The change in the fair value of derivatives embedded in certain fixed income securities and subject to bifurcation is reported in realized capital gains and losses. The change in the fair value of derivatives embedded in liabilities and subject to bifurcation is reported in life and annuity contract benefits, interest credited to contractholder funds or realized capital gains and losses.

     When derivatives meet specific criteria, they may be designated as accounting hedges and accounted for as fair value, cash flow, foreign currency fair value or foreign currency cash flow hedges. The hedged item may be either all or a specific portion of a recognized asset, liability or an unrecognized firm commitment attributable to a particular risk. At the inception of the hedge, the Company formally documents the hedging relationship and risk management objective and strategy. The documentation identifies the hedging instrument, the hedged item, the nature of the risk being hedged and the methodology used to assess the effectiveness of the hedging instrument in offsetting the exposure to changes in the hedged item's fair value attributable to the hedged risk. In the case of a cash flow hedge, this documentation includes the exposure to changes in the hedged item's or transaction's variability in cash flows attributable to the hedged risk. The Company does not exclude any component of the change in fair value of the hedging instrument from the effectiveness assessment. At each reporting date, the Company confirms that the hedging instrument continues to be highly effective in offsetting the hedged risk. Ineffectiveness in fair value hedges and cash flow hedges is reported in realized capital gains and losses. The hedge ineffectiveness reported in realized capital gains and losses amounted to losses of $13 million, $7 million and $7 million in 2007, 2006 and 2005, respectively.

     FAIR VALUE HEDGES The Company designates certain of its interest rate and foreign currency swap contracts and certain investment risk transfer reinsurance agreements as fair value hedges when the hedging instrument is highly effective in offsetting the risk of changes in the fair value of the hedged item.

     For hedging instruments used in fair value hedges, when the hedged items are investment assets or a portion thereof, the change in the fair value of the derivatives is reported in net investment income, together with the change in the fair value of the hedged items. The change in the fair value of hedging instruments used in fair value hedges of contractholder funds liabilities or a portion thereof is reported in interest credited to contractholder funds, together with the change in the fair value of the hedged item. Accrued periodic settlements on swaps are reported together with the changes in fair value of the swaps in net investment income or interest credited to contractholder funds. The amortized cost for fixed income securities, the carrying value for mortgage loans or the carrying value of the hedged liability is adjusted for the change in the fair value of the hedged risk.

     CASH FLOW HEDGES The Company designates certain of its foreign currency swap contracts as cash flow hedges when the hedging instrument is highly effective in offsetting the exposure of variations in cash flows for the hedged risk that could affect net income. The Company's cash flow exposure may be associated with an existing asset, liability or a forecasted transaction. Anticipated transactions must be probable of occurrence and their significant terms and specific characteristics must be identified.

     For hedging instruments used in cash flow hedges, the changes in fair value of the derivatives are reported in accumulated other comprehensive income. Amounts are reclassified to net investment income or realized capital gains and losses as the hedged or forecasted transaction affects net income. Accrued periodic settlements on derivatives used in cash flow hedges are reported in net investment income. The amount reported in accumulated other comprehensive income for a hedged transaction is limited to the lesser of the cumulative gain or loss on the derivative less the amount reclassified to net income; or the cumulative gain or loss on the derivative needed to offset the cumulative change in the expected future cash flows on the hedged transaction from inception of the hedge less the derivative gain or loss previously reclassified from accumulated other comprehensive income to net income. If the Company expects at any time that the loss reported in accumulated other comprehensive income would lead to a net loss on the combination of the hedging instrument and the hedged transaction which may not be recoverable, a loss is recognized immediately in realized capital gains and losses. If an impairment loss is recognized on an asset or an additional obligation is incurred on a liability involved in a hedge transaction, any offsetting gain in accumulated other comprehensive income is reclassified and reported together with the impairment loss or recognition of the obligation.

     TERMINATION OF HEDGE ACCOUNTING If, subsequent to entering into a hedge transaction, the derivative becomes ineffective (including if the hedged item is sold or otherwise extinguished, the occurrence of a hedged forecasted transaction is no longer probable, or the hedged asset becomes other-than-temporarily impaired), the Company may terminate the derivative position. The Company may also terminate derivative instruments or redesignate them as non-hedge as a result of other events or circumstances. If the derivative financial instrument is not terminated when a fair value hedge is no longer effective, the future gains and losses recognized on the derivative are reported in realized capital gains and losses. When a fair value hedge is no longer effective, is redesignated as non-hedge or when the derivative has been terminated, the fair value gain or loss on the hedged asset, liability or portion thereof which has already been recognized in income while the hedge was in place and used to adjust the amortized cost for fixed income securities, the carrying value for mortgage loans or the carrying amount for the liability, is amortized over the remaining life of the hedged asset, liability or portion thereof, and reflected in net investment income or interest credited to contractholder funds beginning in the period that hedge accounting is no longer applied. If the hedged item in a fair value hedge is an asset which has become other-than-temporarily impaired, or is a liability which an increase has been recognized for the obligation, the adjustment made to the amortized cost for fixed income securities, the carrying value for mortgage loans or the carrying amount for the liability is subject to the accounting policies applied to other-than-temporarily impaired assets.

     When a derivative financial instrument used in a cash flow hedge of an existing asset or liability is no longer effective or is terminated, the gain or loss recognized on the derivative is reclassified from accumulated other comprehensive income to net income as the hedged risk impacts net income, beginning in the period hedge accounting is no longer applied or the derivative instrument is terminated. If the derivative financial instrument is not terminated when a cash flow hedge is no longer effective, the future gains and losses recognized on the derivative are reported in realized capital gains and losses. When a derivative financial instrument used in a cash flow hedge of a forecasted transaction is terminated because the forecasted transaction is no longer probable, the gain or loss recognized on the derivative is immediately reclassified from accumulated other comprehensive income to realized capital gains and losses in the period that hedge accounting is no longer applied. If a cash flow hedge is no longer effective, the gain or loss recognized on the derivative during the period the hedge was effective is reclassified from accumulated other comprehensive income to net income as the remaining hedged item affects net income.

     NON-HEDGE DERIVATIVE FINANCIAL INSTRUMENTS The Company also has certain derivatives that are used in interest rate, equity price and credit risk management strategies for which hedge accounting is not applied. These derivatives primarily consist of certain interest rate swap agreements, equity and financial futures contracts, interest rate cap and floor agreements, swaptions, foreign currency forward and option contracts, certain forward contracts for TBA mortgage securities and credit default swaps.

     The Company replicates fixed income securities using a combination of a credit default swap and one or more highly rated fixed income securities to synthetically replicate the economic characteristics of one or more cash market securities. Fixed income securities are replicated when they are either unavailable in the cash market or are more economical to acquire in synthetic form.

     Based upon the type of derivative instrument and strategy, the income statement effects of these derivatives are reported in a single line item with the results of the associated risk. Therefore, the derivatives' fair value gains and losses and accrued periodic settlements are recognized together in one of the following line items during the reporting period: net investment income, realized capital gains and losses, operating costs and expenses, life and annuity contract benefits or interest credited to contractholder funds. Cash flows from embedded derivatives requiring bifurcation and derivatives receiving hedge accounting are reported consistently with the host contracts and hedged risks respectively within the Consolidated Statement of Cash Flows. Cash flows from other derivatives are reported in cash flows from investing activities within the Consolidated Statement of Cash Flows.

SECURITIES LOANED AND SECURITY REPURCHASE AND RESALE

     The Company's business activities, include securities lending transactions, securities sold under agreements to repurchase ("repurchase agreements"), and securities purchased under agreements to resell ("resale agreements"), which are used primarily to generate net investment income. The proceeds received from repurchase agreements also provide a source of liquidity. For repurchase agreements and securities lending transactions used to generate net investment income, the proceeds received are reinvested in short-term investments or fixed income securities. These transactions are short-term in nature, usually 30 days or less.

     The Company receives collateral for securities loaned in an amount generally equal to 103% of the fair value of securities, and records the related obligations to return the collateral in other liabilities and accrued expenses. The carrying value of these obligations approximates fair value because of their relatively short-term nature. The Company monitors the market value of securities loaned on a daily basis and obtains additional collateral as necessary under the terms of the agreements to mitigate counterparty credit risk. The Company maintains the right and ability to redeem the securities loaned on short notice. Substantially all of the Company's securities loaned are placed with large brokerage firms.

     The Company's policy is to take possession or control of securities under resale agreements. Securities to be repurchased under repurchase agreements are the same, or substantially the same, as the securities transferred. The Company's obligations to return the funds received under repurchase agreements are carried at the amount at which the securities will subsequently be reacquired, including accrued interest, as specified in the respective agreements and are classified as other liabilities and accrued expenses. The carrying value of these obligations approximates fair value because of their relatively short-term nature.

RECOGNITION OF PREMIUM REVENUES AND CONTRACT CHARGES, AND RELATED BENEFITS AND INTEREST CREDITED

     Traditional life insurance products consist principally of products with fixed and guaranteed premiums and benefits, primarily term and whole life insurance products. Premiums from these products are recognized as revenue when due from policyholders. Benefits are reflected in life and annuity contract benefits and recognized in relation to premiums so that profits are recognized over the life of the policy.

     Immediate annuities with life contingencies, including certain structured settlement annuities, provide insurance protection over a period that extends beyond the period during which premiums are collected. Premiums from these products are recognized as revenue when received at the inception of the contract. Benefits and expenses are recognized in relation to premiums so that profits are recognized over the life of the contract.

     Interest-sensitive life contracts, such as universal life, single premium life and equity-indexed life are insurance contracts whose terms are not fixed and guaranteed. The terms that may be changed include premiums paid by the contractholder, interest credited to the contractholder account balance and contract charges assessed against the contractholder account balance. Premiums from these contracts are reported as contractholder fund deposits. Contract charges consist of fees assessed against the contractholder account balance for the cost of insurance (mortality risk), contract administration and early surrender. These contract charges are recognized as revenue when assessed against the contractholder account balance. Life and annuity contract benefits include life-contingent benefit payments in excess of the contractholder account balance.

     Contracts that do not subject the Company to significant risk arising from mortality or morbidity are referred to as investment contracts. Fixed annuities, including market value adjusted annuities, equity-indexed annuities and immediate annuities without life contingencies, and funding agreements (primarily backing medium-term notes) are considered investment contracts. Consideration received for such contracts is reported as contractholder fund deposits. Contract charges for investment contracts consist of fees assessed against the contractholder account balance for maintenance, administration and surrender of the contract prior to contractually specified dates, and are recognized when assessed against the contractholder account balance.

     Interest credited to contractholder funds represents interest accrued or paid on interest-sensitive life contracts and investment contracts. Crediting rates for certain fixed annuities and interest-sensitive life contracts are adjusted periodically by the Company to reflect current market conditions subject to contractually guaranteed minimum rates. Crediting rates for indexed annuities, indexed life contracts and indexed funding agreements are generally based on a specified interest rate index, such as LIBOR, or an equity index, such as the S&P 500. Interest credited also includes amortization of deferred sales inducement ("DSI") expenses. DSI is amortized into interest credited using the same method used to amortize deferred policy acquisition costs ("DAC").

     Contract charges for variable life and variable annuity products consist of fees assessed against the contractholder account values for contract maintenance, administration, mortality, expense and early surrender. Contract benefits incurred include guaranteed minimum death, income, withdrawal and accumulation benefits. Subsequent to the Company's disposal of substantially all of its variable annuity business through reinsurance agreements with Prudential in 2006 (see Note 3), the contract charges and contract benefits related thereto are reported net of reinsurance ceded.

DEFERRED POLICY ACQUISITION AND SALES INDUCEMENT COSTS

     Costs that vary with and are primarily related to acquiring life insurance and investment contracts are deferred and recorded as DAC. These costs are principally agents' and brokers' remuneration, premium taxes, inspection costs, and certain underwriting and direct mail solicitation expenses. DSI costs, which are deferred and recorded as other assets, relate to sales inducements offered on sales to new customers, principally on annuities and primarily in the form of additional credits to the customer's account value or enhancements to interest credited for a specified period, which are in excess of the rates currently being credited to similar contracts without sales inducements. All other acquisition costs are expensed as incurred and included in operating costs and expenses on the Consolidated Statements of Operations and Comprehensive Income. Future investment income is considered in determining the recoverability of DAC. Amortization of DAC associated with life insurance and investment contracts is described in more detail below. All life insurance and investment contract DAC is included in amortization of deferred policy acquisition costs on the Consolidated Statements of Operations and Comprehensive Income. DSI is reported in other assets and amortized to income using the same methodology and assumptions as DAC and is included in interest credited to contractholder funds on the Consolidated Statements of Operations and Comprehensive Income. DAC and DSI are periodically reviewed for recoverability and adjusted if necessary.

     For traditional life insurance, DAC is amortized over the premium paying period of the related policies in proportion to the estimated revenues on such business. Assumptions used in the amortization of DAC and reserve calculations are established at the time the policy is issued and are generally not revised during the life of the policy. Any deviations from projected business in force resulting from actual policy terminations differing from expected levels and any estimated premium deficiencies may result in a change to the rate of amortization in the period such events occur. Generally, the amortization period for these contracts approximates the estimated lives of the policies.

     For interest-sensitive life, annuities and other investment contracts, DAC and DSI are amortized in proportion to the incidence of the total present value of gross profits, which includes both actual historical gross profits ("AGP") and estimated future gross profits ("EGP") expected to be earned over the estimated lives of the contracts. The amortization is net of interest on the prior DAC balance and uses rates established at the inception of the contracts. Actual amortization periods generally range from 15-30 years; however, incorporating estimates of customer surrender rates, partial withdrawals and deaths generally results in the majority of the DAC being amortized over the surrender charge period. The rate of amortization during this term is matched to the pattern of total gross profits.

     AGP and EGP consists primarily of the following components: the excess of contract charges for the cost of insurance over mortality and other benefits; investment income and realized capital gains and losses over interest credited; and surrender and other contract charges over maintenance expenses. The principal assumptions for determining the amount of EGP are investment returns, including capital gains and losses on assets supporting contract liabilities, interest crediting rates to policyholders, the effect of any hedges used, persistency, mortality and expenses.

     Changes in the amount or timing of EGP result in adjustments to the cumulative amortization of DAC and DSI. All such adjustments are reflected in the current results of operations.

     The Company performs quarterly reviews of DAC and DSI recoverability for interest-sensitive life, annuities and other investment contracts in the aggregate using current assumptions. If a change in the amount of EGP is significant, it could result in the unamortized DAC and DSI not being recoverable, resulting in a charge which is included as a component of amortization of deferred policy acquisition costs or interest credited to contractholder funds, respectively, on the Consolidated Statements of Operations and Comprehensive Income.

     Any amortization of DAC or DSI that would result from changes in unrealized gains or losses had those gains or losses actually been realized during the reporting period is recorded net of tax in other comprehensive income.

     The costs assigned to the right to receive future cash flows from certain business purchased from other insurers are also classified as DAC in the Consolidated Statements of Financial Position. The costs capitalized represent the present value of future profits expected to be earned over the lives of the contracts acquired. These costs are amortized as profits emerge over the lives of the acquired business and are periodically evaluated for recoverability. The present value of future profits was $21 million and $25 million at December 31, 2007 and 2006, respectively. Amortization expense on the present value of future profits was $5 million, $6 million and $8 million for the years ended December 31, 2007, 2006 and 2005, respectively.

     Customers of the Company may exchange one insurance policy or investment contract for another offered by the Company, or make modifications to an existing investment or life contract issued by the Company. These transactions are identified as internal replacements for accounting purposes. Internal replacement transactions that are determined to result in replacement contracts that are substantially unchanged from the replaced contract are accounted for as continuations of the replaced contracts. Unamortized DAC and DSI related to the replaced contract continue to be deferred and amortized in connection with the replacement contracts. For interest-sensitive life insurance and investment contracts, the EGP of the replacement contract is treated as revisions to the EGP of the replaced contract in the determination of amortization of DAC and DSI. For traditional life insurance policies, any changes to unamortized DAC and benefit reserves that result from the replacement contract are treated as prospective revisions. Any costs associated with the issuance of the replacement contract are characterized as maintenance costs and expensed as incurred.

     Internal replacement transactions that are determined to result in a substantial change to the replaced contracts are accounted for as an extinguishment of the replaced contracts, and any unamortized DAC and DSI related to the replaced contracts are eliminated with a corresponding charge to the Consolidated Statements of Operations and Comprehensive Income.

REINSURANCE

     In the normal course of business, the Company seeks to limit aggregate and single exposure to losses on large risks by purchasing reinsurance (see Note 9). The Company has also used reinsurance to effect the acquisition or disposition of certain blocks of business. The amounts reported in the Consolidated Statements of Financial Position as reinsurance recoverables include amounts billed to reinsurers on losses paid as well as estimates of amounts expected to be recovered from reinsurers on insurance liabilities and contractholder funds that have not yet been paid. Reinsurance recoverables on unpaid losses are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Insurance liabilities are reported gross of reinsurance recoverables. Reinsurance premiums are generally reflected in income in a manner consistent with the recognition of premiums on the reinsured contracts or are earned ratably over the contract period to the extent coverage remains available. Reinsurance does not extinguish the Company's primary liability under the policies written. Therefore, the Company regularly evaluates the financial condition of its reinsurers including their activities with respect to claim settlement practices and commutations, and establishes allowances for uncollectible reinsurance recoverables as appropriate.

GOODWILL

     Goodwill represents the excess of amounts paid for acquiring businesses over the fair value of the net assets acquired. The Company annually evaluates goodwill for impairment using a trading multiple analysis, which is a widely accepted valuation technique to estimate the fair value of its reporting units. The Company also reviews its goodwill for impairment whenever events or changes in circumstances indicate that it is more likely than not that the carrying amount of goodwill may exceed its implied fair value. Goodwill impairment evaluations indicated no impairment at December 31, 2007.

INCOME TAXES

     The income tax provision is calculated under the liability method. Deferred tax assets and liabilities are recorded based on the difference between the financial statement and tax bases of assets and liabilities at the enacted tax rates. The principal assets and liabilities giving rise to such differences are unrealized capital gains and losses on certain investments, insurance reserves and DAC. A deferred tax asset valuation allowance is established when there is uncertainty that such assets would be realized (see Note 12).

RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS

     The reserve for life-contingent contract benefits payable under insurance policies including traditional life insurance, life-contingent fixed annuities and voluntary health products is computed on the basis of long-term actuarial assumptions of future investment yields, mortality, morbidity, policy terminations and expenses (see Note 8). These assumptions, which for traditional life insurance, life-contingent fixed annuities and accident and health products are applied using the net level premium method, include provisions for adverse deviation and generally vary by characteristics such as type of coverage, year of issue and policy duration. To the extent that unrealized gains on fixed income securities would result in a premium deficiency had those gains actually been realized, the related increase in reserves for certain immediate annuities with life contingencies is recorded net of tax as a reduction of unrealized net capital gains included in accumulated other comprehensive income.

CONTRACTHOLDER FUNDS

     Contractholder funds represent interest-bearing liabilities arising from the sale of products, such as interest-sensitive life, fixed annuities and funding agreements. Contractholder funds are comprised primarily of deposits received and interest credited to the benefit of the contractholder less surrenders and withdrawals, mortality charges and administrative expenses (see
Note 8). Contractholder funds also include reserves for secondary guarantees on interest-sensitive life insurance and certain fixed annuity contracts and reserves for certain guarantees on reinsured variable annuity contracts.

SEPARATE ACCOUNTS

     Separate accounts assets are carried at fair value. Separate accounts liabilities are carried at the account values, which are equal to the carrying value of the corresponding assets. The assets of the separate accounts are legally segregated and available only to settle separate account contract obligations. Separate accounts liabilities represent the contractholders' claims to the related assets. Investment income and realized capital gains and losses of the separate accounts accrue directly to the contractholders and therefore, are not included in the Company's Consolidated Statements of Operations and Comprehensive Income. Deposits to and surrenders and withdrawals from the separate accounts are reflected in separate accounts liabilities and are not included in consolidated cash flows.

     Absent any contract provision wherein the Company provides a guarantee, variable annuity and variable life insurance contractholders bear the investment risk that the separate accounts' funds may not meet their stated investment objectives. Substantially all of the Company's variable annuity business was reinsured to Prudential in 2006.

OFF-BALANCE-SHEET FINANCIAL INSTRUMENTS

     Commitments to invest, commitments to purchase private placement securities, commitments to extend mortgage loans, financial guarantees and credit guarantees have off-balance-sheet risk because their contractual amounts are not recorded in the Company's Consolidated Statements of Financial Position (see Note 7 and Note 11).

ADOPTED ACCOUNTING STANDARDS

STATEMENT OF POSITION 05-1, ACCOUNTING BY INSURANCE ENTERPRISES FOR DEFERRED
  ACQUISITION COSTS IN CONNECTION WITH MODIFICATIONS OR EXCHANGES OF INSURANCE CONTRACTS ("SOP 05-1")

      In October 2005, the American Institute of Certified Public Accountants ("AICPA") issued SOP 05-1. SOP 05-1 provides accounting guidance for DAC associated with internal replacements of insurance and investment contracts other than those set forth in Statement of Financial Accounting Standards ("SFAS") No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments". SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights or coverages that occurs through the exchange of an existing contract for a new contract, or by amendment, endorsement or rider to an existing contract, or by the election of a feature or coverage within an existing contract. The Company adopted the provisions of SOP 05-1 on January 1, 2007 for internal replacements occurring in fiscal years beginning after December 15, 2006. The adoption resulted in an $8 million after-tax reduction to retained income to reflect the impact on EGP from the changes in accounting for certain costs associated with contract continuations that no longer qualify for deferral under SOP 05-1 and a reduction of DAC and DSI balances of $13 million pre-tax as of January 1, 2007.

SFAS NO. 155, ACCOUNTING FOR CERTAIN HYBRID FINANCIAL INSTRUMENTS - AN AMENDMENT
  OF FASB STATEMENTS NO. 133 AND 140 ("SFAS NO. 155")

     In February 2006, the Financial Accounting Standards Board ("FASB") issued SFAS No. 155, which permits the fair value remeasurement at the date of adoption of any hybrid financial instrument containing an embedded derivative that otherwise would require bifurcation under paragraph 12 or 13 of SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("SFAS No. 133"); clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS No. 133; establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or hybrid financial instruments that contain embedded derivatives requiring bifurcation; and clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives. The Company adopted the provisions of SFAS No. 155 on January 1, 2007, which were effective for all financial instruments acquired, issued or subject to a remeasurement event occurring after the beginning of the first fiscal year beginning after September 15, 2006. The Company elected not to remeasure existing hybrid financial instruments that contained embedded derivatives requiring bifurcation at the date of adoption pursuant to paragraph 12 or 13 of SFAS No. 133. The adoption of SFAS No. 155 did not have a material effect on the results of operations or financial position of the Company.

FASB INTERPRETATION NO. 48, ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES - AN
  INTERPRETATION OF FASB STATEMENT NO. 109 AND FASB STAFF POSITION NO. FIN 48-1, DEFINITION OF SETTLEMENT IN FASB INTERPRETATION NO. 48 ("FIN 48")

     The FASB issued the interpretation in July 2006 and the staff position in May 2007. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an entity's financial statements in accordance with SFAS No. 109, "Accounting for Income Taxes". FIN 48 requires an entity to recognize the tax benefit of uncertain tax positions only when it is more likely than not, based on the position's technical merits, that the position would be sustained upon examination by the respective taxing authorities. The tax benefit is measured as the largest benefit that is more than fifty-percent likely of being realized upon final settlement with the respective taxing authorities. On January 1, 2007, the Company adopted the provisions of FIN 48, which were effective for fiscal years beginning after December 15, 2006. No cumulative effect of a change in accounting principle or adjustment to the liability for unrecognized tax benefits was recognized as a result of the adoption of FIN 48. Accordingly, the adoption of FIN 48 did not have an effect on the results of operations or financial position of the Company (see Note 12).

SECURITIES AND EXCHANGE COMMISSION ("SEC") STAFF ACCOUNTING BULLETIN NO. 108,
  CONSIDERING THE EFFECTS OF PRIOR YEAR MISSTATEMENTS WHEN QUANTIFYING MISSTATEMENTS IN CURRENT YEAR FINANCIAL STATEMENTS ("SAB 108")

     In September 2006, the SEC issued SAB 108 to eliminate the diversity of practice in the way misstatements are quantified for purposes of assessing their materiality in financial statements. SAB 108 was intended to eliminate the potential build up of improper amounts on the balance sheet due to the limitations of certain methods of assessing materiality previously utilized by some reporting entities. SAB 108 established a single quantification framework wherein the significance determination is based on the effects of the misstatements on each of the financial statements as well as the related financial statement disclosures. On December 31, 2006, the Company adopted the provisions of SAB 108 which were effective for the first fiscal year ending after November 15, 2006. The adoption of SAB 108 did not have any effect on the results of operations or financial position of the Company.

FASB STAFF POSITION NO. FAS 115-1, THE MEANING OF OTHER-THAN-TEMPORARY
  IMPAIRMENT AND ITS APPLICATION TO CERTAIN INVESTMENTS ("FSP FAS 115-1")

     FSP FAS 115-1 nullified the guidance in paragraphs 10-18 of Emerging Issues Task Force Issue 03-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments" and references existing other-than-temporary impairment guidance. FSP FAS 115-1 clarifies that an investor should recognize an impairment loss no later than when the impairment is deemed other-than-temporary, even if a decision to sell the security has not been made, and also provides guidance on the subsequent income recognition for impaired debt securities. The Company adopted FSP FAS 115-1 as of January 1, 2006 on a prospective basis. The effects of adoption did not have a material effect on the results of operations or financial position of the Company.

SFAS NO. 154, ACCOUNTING CHANGES AND ERROR CORRECTIONS - A REPLACEMENT OF APB
  OPINION NO. 20 AND FASB STATEMENT NO. 3 ("SFAS NO. 154")

     SFAS No. 154 replaced Accounting Principles Board ("APB") Opinion No. 20, "Accounting Changes", and SFAS No. 3, "Reporting Accounting Changes in Interim Financial Statements". SFAS No. 154 requires retrospective application to prior periods' financial statements for changes in accounting principle, unless determination of either the period specific effects or the cumulative effect of the change is impracticable or otherwise not required. The Company adopted SFAS No. 154 on January 1, 2006. The adoption of SFAS No. 154 did not have any effect on the results of operations or financial position of the Company.

PENDING ACCOUNTING STANDARDS

SFAS NO. 141(R), BUSINESS COMBINATIONS ("SFAS NO. 141R")

     In December 2007, the FASB issued SFAS No. 141R which replaces SFAS No. 141, "Business Combinations" ("SFAS No. 141"). Among other things, SFAS No. 141R broadens the scope of SFAS No. 141 to include all transactions where an acquirer obtains control of one or more other businesses; retains the guidance to recognize intangible assets separately from goodwill; requires, with limited exceptions, that all assets acquired and liabilities assumed, including certain of those that arise from contractual contingencies, be measured at their acquisition date fair values; requires most acquisition and restructuring-related costs to be expensed as incurred; requires that step acquisitions, once control is acquired, to be recorded at the full amounts of the fair values of the identifiable assets, liabilities and the noncontrolling interest in the acquiree; and replaces the reduction of asset values and recognition of negative goodwill with a requirement to recognize a gain in earnings. The provisions of SFAS No. 141R are effective for fiscal years beginning after December 15, 2008 and are to be applied prospectively only. Early adoption is not permitted. The Company will apply the provisions of SFAS 141R as required when effective.

SFAS NO. 160, NONCONTROLLING INTERESTS IN CONSOLIDATED FINANCIAL STATEMENTS - AN
  AMENDMENT OF ARB NO. 51 ("SFAS NO. 160")

     In December 2007, the FASB issued SFAS No. 160 which clarifies that a noncontrolling interest in a subsidiary is that portion of the subsidiary's equity that is attributable to owners of the subsidiary other than its parent or parent's affiliates. Noncontrolling interests are required to be reported as equity in the consolidated financial statements and as such net income will include amounts attributable to both the parent and the noncontrolling interest with disclosure of the amounts attributable to each on the face of the consolidated statement of operations. SFAS No. 160 requires that all changes in a parent's ownership interest in a subsidiary when control of the subsidiary is retained, be accounted for as equity transactions. In contrast, SFAS No. 160 requires a parent to recognize a gain or loss in net income when control over a subsidiary is relinquished and the subsidiary is deconsolidated, as well as provide certain associated expanded disclosures. SFAS No. 160 is effective as of the beginning of a reporting entity's first fiscal year beginning after December 15, 2008. Early adoption is prohibited. SFAS No. 160 requires prospective application as of the beginning of the fiscal year in which the standard is initially applied, except for the presentation and disclosure requirements which are to be applied retrospectively for all periods presented. The Company will apply the provisions of SFAS No. 160 as required on the effective date.

SEC STAFF ACCOUNTING BULLETIN NO. 109, WRITTEN LOAN COMMITMENTS THAT ARE
  RECORDED AT FAIR VALUE THROUGH EARNINGS ("SAB 109")

     In October 2007, the SEC issued SAB 109, a replacement of SAB 105, "Application of Accounting Principles to Loan Commitments". SAB 109 is applicable to both loan commitments accounted for under SFAS No. 133, and other loan commitments for which the issuer elects fair value accounting under SFAS No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities". SAB 109 states that the expected net future cash flows related to the servicing of a loan should be included in the fair value measurement of a loan commitment accounted for at fair value through earnings. The expected net future cash flows associated with loan servicing should be determined in accordance with the guidance in SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities", as amended by SFAS No. 156, "Accounting for Servicing of Financial Assets". SAB 109 should be applied on a prospective basis to loan commitments accounted for under SFAS No. 133 that were issued or modified in fiscal quarters beginning after December 15, 2007. Earlier adoption is not permitted. The adoption of SAB 109 is not expected to have a material impact on the Company's results of operations or financial position.

SFAS NO. 157, FAIR VALUE MEASUREMENTS ("SFAS NO. 157")

     In September 2006, the FASB issued SFAS No. 157, which redefines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, establishes a framework for measuring fair value in GAAP, and expands disclosures about fair value measurements. Specifically, SFAS No. 157 establishes a three-level hierarchy for fair value measurements based upon the nature of the inputs to the valuation of an asset or liability. SFAS No. 157 applies where other accounting pronouncements require or permit fair value measurements. Additional disclosures and modifications to current fair value disclosures will be required upon adoption of SFAS No. 157. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. In February 2008, the FASB issued FASB Staff Position No. 157-2, "Effective Date of FASB Statement No. 157", which permits the deferral of the effective date of SFAS No. 157 to fiscal years beginning after November 15, 2008 for all non-financial assets and liabilities, except those that are recognized or disclosed at fair value in the financial statements on a recurring basis. The Company plans to utilize the deferral for non-financial assets and liabilities. The adoption of SFAS No. 157 is not expected to have a material effect on the Company's results of operations or financial position.

SFAS NO. 159, THE FAIR VALUE OPTION FOR FINANCIAL ASSETS AND FINANCIAL
  LIABILITIES - INCLUDING AN AMENDMENT OF FASB STATEMENT NO. 115 ("SFAS NO.
  159")

     In February 2007, the FASB issued SFAS No. 159 which provides reporting entities an option to report selected financial assets, including investment securities designated as available for sale, and financial liabilities, including most insurance contracts, at fair value. SFAS No. 159 establishes presentation and disclosure requirements designed to facilitate comparisons between companies that choose different measurement alternatives for similar types of financial assets and liabilities. The standard also requires additional information to aid financial statement users' understanding of the impacts of a reporting entity's decision to use fair value on its earnings and requires entities to display, on the face of the statement of financial position, the fair value of those assets and liabilities for which the reporting entity has chosen to measure at fair value. SFAS No. 159 is effective as of the beginning of a reporting entity's first fiscal year beginning after November 15, 2007. The Company does not expect to apply the fair value option to any existing financial assets or liabilities as of January 1, 2008. Consequently, the initial adoption of SFAS No. 159 is expected to have no impact on the Company's results of operations or financial position.

SOP 07-1, CLARIFICATION OF THE SCOPE OF THE AUDIT AND ACCOUNTING GUIDE,
  INVESTMENT COMPANIES ("THE GUIDE") AND ACCOUNTING BY PARENT COMPANIES AND EQUITY METHOD INVESTORS FOR INVESTMENTS IN INVESTMENT COMPANIES ("SOP 07-1")

     In June 2007, the AICPA issued SOP 07-1 which provides guidance for determining whether an entity falls within the scope of the Guide and whether investment company accounting should be retained by a parent company upon consolidation of an investment company subsidiary or by an equity-method investor in an investment company. SOP 07-1 was to be effective for fiscal years beginning on or after December 15, 2007, however in February 2008, the FASB issued FASB Staff Position No. SOP 07-1-1, "Effective Date of AICPA Statement of Position 07-1", which amends SOP 07-1 to (1) delay indefinitely the effective date of the SOP and (2) prohibit adoption of the SOP for an entity that did not early adopt the SOP before December 15, 2007. The Company did not early adopt SOP 07-1. Consequently, the standard is expected to have no impact on the Company's results of operations or financial position.

FASB STAFF POSITION NO. FIN 39-1, AMENDMENT OF FASB INTERPRETATION NO. 39 ("FSP
  FIN 39-1")

     In April 2007, the FASB issued FSP FIN 39-1, which amends FASB Interpretation No. 39, "Offsetting of Amounts Related to Certain Contracts". FSP FIN 39-1 replaces the terms "conditional contracts" and "exchange contracts" with the term "derivative instruments" and requires a reporting entity to offset fair value amounts recognized for the right to reclaim cash collateral or the obligation to return cash collateral against fair value amounts recognized for derivative instruments executed with the same counterparty under the same master netting arrangement that have been offset in the statement of financial position. FSP FIN 39-1 is effective for fiscal years beginning after November 15, 2007, with early adoption permitted. The effects of applying FSP FIN 39-1, if any, are to be recorded as a change in accounting principle through retrospective application unless such application is determined to be impractical. The adoption of FSP FIN 39-1 is not expected to have a material impact on the Company's results of operations or financial position based on the current level of derivative activity.

3.   DISPOSITIONS

VARIABLE ANNUITY BUSINESS

     On June 1, 2006, in accordance with the terms of the definitive Master Transaction Agreement and related agreements (collectively the "Agreement") ALIC, its subsidiary, Allstate Life Insurance Company of New York ("ALNY"), and the Corporation completed the disposal through reinsurance of substantially all of our variable annuity business to Prudential Financial, Inc. and its subsidiary, The Prudential Insurance Company of America (collectively "Prudential"). For Allstate, this disposal achieved the economic benefit of transferring to Prudential the future rights and obligations associated with this business.

     The disposal was effected through reinsurance agreements (the "Reinsurance Agreements") which include both coinsurance and modified coinsurance provisions. Coinsurance and modified coinsurance provisions are commonly used in the reinsurance of variable annuities because variable annuities generally include both separate account and general account liabilities. When contractholders make a variable annuity deposit, they must choose how to allocate their account balances between a selection of variable-return mutual funds that must be held in a separate account and fixed-return funds held in the Company's general account. In addition, variable annuity contracts include various benefit guarantees that are general account obligations of the Company. The Reinsurance Agreements do not extinguish the Company's primary liability under the variable annuity contracts.

     Variable annuity balances invested in variable-return mutual funds are held in separate accounts, which are legally segregated assets and available only to settle separate account contract obligations. Because the separate account assets must remain with the Company under insurance regulations, modified coinsurance is typically used when parties wish to transfer future economic benefits of such business. Under the modified coinsurance provisions, the separate account assets remain on the Company's Consolidated Statements of Financial Position, but the related results of operations are fully reinsured and presented net of reinsurance on the Consolidated Statements of Operations and Comprehensive Income.

     The coinsurance provisions of the Reinsurance Agreements were used to transfer the future rights and obligations related to fixed return fund options and benefit guarantees. $1.37 billion of assets supporting general account liabilities have been transferred to Prudential, net of consideration, under the coinsurance reinsurance provisions as of the transaction closing date. General account liabilities of $1.26 billion and $1.49 billion as of December 31, 2007 and 2006 respectively, however, remain on the Consolidated Statements of Financial Position with a corresponding reinsurance recoverable.

     For purposes of presentation in the Consolidated Statements of Cash Flows, the Company treated the reinsurance of substantially all our variable annuity business to Prudential as a disposition of operations, consistent with the substance of the transaction which was the disposition of a block of business accomplished through reinsurance. Accordingly, the net consideration transferred to Prudential of $744 million (computed as $1.37 billion of general account insurance liabilities transferred to Prudential on the closing date less consideration of $628 million), the cost of hedging the ceding commission received from Prudential of $69 million, pre-tax, and the costs of executing the transaction of $13 million, pre-tax, were classified as a disposition of operations in the cash flows from investing activities section of the Consolidated Statements of Cash Flows.

     Under the Agreement, the Company has indemnified Prudential for certain pre-closing contingent liabilities (including extra-contractual liabilities of the Company and liabilities specifically excluded from the transaction) that the Company has agreed to retain. In addition, the Company will indemnify Prudential for certain post-closing liabilities that may arise from the acts of the Company and its agents, including in connection with the Company's provision of transition services. The Reinsurance Agreements contain no limits or indemnifications with regard to insurance risk transfer, and transferred all of the future risks and responsibilities for performance on the underlying variable annuity contracts to Prudential, including those related to benefit guarantees, in accordance with the provisions of SFAS No. 113, "Accounting and Reporting for Reinsurance of Short-Duration and Long-Duration Contracts".

     The terms of the Agreement give Prudential the right to be the exclusive provider of its variable annuity products through the Allstate proprietary agency force for three years and a non-exclusive preferred provider for the following two years. During a transition period, the Company will continue to issue new variable annuity contracts, accept additional deposits on existing business from existing contractholders on behalf of Prudential and, for a period of twenty-four months or less from the effective date of the transaction, service the reinsured business while Prudential prepares for the migration of the business onto its servicing platform.

     Pursuant to the Agreement, the final market-adjusted consideration was $628 million. The disposal resulted in a gain of $83 million pre-tax for ALIC, which was deferred as a result of the disposition being executed through reinsurance. The deferred gain is included as a component of other liabilities and accrued expenses on the Consolidated Statements of Financial Position, and is amortized to gain (loss) on dispositions of operations on the Consolidated Statements of Operations and Comprehensive Income over the life of the reinsured business which is estimated to be approximately 18 years. For ALNY, the transaction resulted in a loss of $9 million pre-tax. ALNY's reinsurance loss and other amounts related to the disposal of the business, including the initial costs and final market value settlements of the derivatives acquired by ALIC to economically hedge substantially all of the exposure related to market adjustments between the effective date of the Agreement and the closing of the transaction, transactional expenses incurred and amortization of ALIC's deferred reinsurance gain, were included as a component of gain (loss) on disposition of operations on the Consolidated Statements of Operations and Comprehensive Income amounted to $6 million and $(61) million, after-tax during 2007 and 2006, respectively. Gain (loss) on disposition of operations on the Consolidated Statement of Operations and Comprehensive Income included amortization of ALIC's deferred gain, after-tax, of $5 million and $1 million for the years ended December 31, 2007 and 2006, respectively. DAC and DSI were reduced by $726 million and $70 million, respectively, as of the effective date of the transaction for balances related to the variable annuity business subject to the Reinsurance Agreements.

     The separate account balances related to the modified coinsurance reinsurance were $13.76 billion and $15.07 billion as of December 31, 2007 and 2006, respectively. Separate account balances totaling approximately $1.17 billion and $1.10 billion at December 31, 2007 and 2006, respectively, related primarily to the variable life business that is being retained by the Company, and the variable annuity business in three affiliated companies that were not included in the Agreement. In the five-months of 2006, prior to this disposition, the Company's variable annuity business generated approximately $127 million in contract charges, and $278 million in 2005.

4.   SUPPLEMENTAL CASH FLOW INFORMATION

     Non-cash investment exchanges and modifications, which primarily reflect refinancings of fixed income securities and mergers completed with equity securities, totaled $72 million, $39 million and $51 million for the years ended December 31, 2007, 2006 and 2005, respectively.

     Liabilities for collateral received in conjunction with the Company's securities lending and other business activities and for funds received from the Company's security repurchase business activities were $1.82 billion, $2.29 billion and $2.23 billion at December 31, 2007, 2006 and 2005, respectively, and are reported in other liabilities and accrued expenses in the Consolidated Statements of Financial Position. The accompanying cash flows are included in cash flows from operating activities in the Consolidated Statements of Cash Flows along with the activities resulting from management of the proceeds, which for the years ended December 31 are as follows:

        ($ IN MILLIONS)                                                      2007          2006          2005
                                                                          -----------   -----------   -----------
        NET CHANGE IN PROCEEDS MANAGED
        Net change in fixed income securities                            $        34   $        96   $      (221)
        Net change in short-term investments                                     443          (159)          918
                                                                          -----------   -----------   -----------
           Operating cash flow provided (used)                           $       477   $       (63)  $       697
                                                                          ===========   ===========   ===========

        NET CHANGE IN LIABILITIES
        Liabilities for collateral and security repurchase,
            beginning of year                                            $    (2,294)  $    (2,231)  $    (2,928)
        Liabilities for collateral and security repurchase, end of year       (1,817)       (2,294)       (2,231)
                                                                          -----------   -----------   -----------
           Operating cash flow (used) provided                           $      (477)  $        63   $      (697)
                                                                          ===========   ===========   ===========

5.   RELATED PARTY TRANSACTIONS

BUSINESS OPERATIONS

     The Company uses services performed by its affiliates, AIC and Allstate Investments LLC, and business facilities owned or leased and operated by AIC in conducting its business activities. In addition, the Company shares the services of employees with AIC. The Company reimburses its affiliates for the operating expenses incurred on behalf of the Company. The Company is charged for the cost of these operating expenses based on the level of services provided. Operating expenses, including compensation, retirement and other benefit programs allocated to the Company (see Note 15), were $477 million, $494 million and $410 million in 2007, 2006 and 2005, respectively. A portion of these expenses relate to the acquisition of business, which are deferred and amortized into income as described in Note 2.

STRUCTURED SETTLEMENT ANNUITIES

     The Company issued $74 million, $72 million and $235 million of structured settlement annuities, a type of immediate annuity, in 2007, 2006 and 2005, respectively, at prices determined using interest rates in effect at the time of purchase, to fund structured settlements in matters involving AIC. Of these amounts, $11 million, $10 million and $9 million relate to structured settlement annuities with life contingencies and are included in premium income for 2007, 2006 and 2005, respectively.

     In most cases, these annuities were issued under a "qualified assignment" whereby prior to July 1, 2001 Allstate Settlement Corporation ("ASC"), and on and subsequent to July 1, 2001 Allstate Assignment Corporation ("AAC"), both wholly owned subsidiaries of ALIC, purchased annuities from ALIC and assumed AIC's obligation to make future payments.

     AIC issued surety bonds to guarantee the payment of structured settlement benefits assumed by ASC (from both AIC and non-related parties) and funded by certain annuity contracts issued by the Company through June 30, 2001. ASC entered into a General Indemnity Agreement pursuant to which it indemnified AIC for any liabilities associated with the surety bonds and gave AIC certain collateral security rights with respect to the annuities and certain other rights in the event of any defaults covered by the surety bonds. For contracts written on or after July 1, 2001, AIC no longer issues surety bonds to guarantee the payment of structured settlement benefits.

     Alternatively, ALIC guarantees the payment of structured settlement benefits on all contracts issued on or after July 1, 2001. Reserves recorded by the Company for annuities that are guaranteed by the surety bonds of AIC were $4.89 billion and $4.92 billion at December 31, 2007 and 2006, respectively.

BROKER-DEALER AGREEMENT

     The Company receives distribution services from Allstate Financial Services, LLC ("AFS"), an affiliated broker-dealer company, for certain variable annuity and variable life insurance contracts sold by Allstate exclusive agencies. For these services, the Company incurred $27 million, $44 million and $46 million of commission and other distribution expenses for the years ending December 31, 2007, 2006 and 2005, respectively.

REINSURANCE TRANSACTIONS

     In 2005, the Company received fixed income securities with a fair value and amortized cost of $381 million and $358 million, respectively, and $5 million of accrued investment income for the settlement of a $386 million premium receivable due from American Heritage Life Insurance Company ("AHL"), an unconsolidated affiliate of the Company. The receivable related to two coinsurance agreements entered into in 2004 whereby the Company assumed certain interest-sensitive life insurance and fixed annuity contracts from AHL. Since the transaction was between affiliates under common control, the securities were recorded at amortized cost as of the date of settlement. The difference between the amortized cost and fair value of the securities, which increased accumulated other comprehensive income by $23 million, was recorded as a non-cash dividend of $23 million ($15 million, after-tax). Thus, the net effect on shareholder's equity was zero. Since the Company received assets in excess of net liabilities from an affiliate under common control, the Company recognized a gain of $47 million ($31 million, after-tax), which was recorded as a non-cash capital contribution. In accordance with the coinsurance agreements, for 2007, 2006 and 2005, the Company assumed premiums and contract charges of $16 million, $16 million and $17 million, respectively; contract benefits of $10 million, $11 million and $10 million, respectively; and interest credited to contractholder funds of $13 million, $24 million and $32 million, respectively.

     ALIC enters into certain intercompany reinsurance transactions with its wholly owned subsidiaries. ALIC enters into these transactions in order to maintain underwriting control and spread risk among various legal entities. These reinsurance agreements have been approved by the appropriate regulatory authorities. All significant intercompany transactions have been eliminated in consolidation.

INCOME TAXES

     The Company is a party to a federal income tax allocation agreement with the Corporation (see Note 12).

DEBT

     Effective January 1, 2008, the Company and AIC entered into a one-year intercompany Liquidity Agreement ("Liquidity Agreement") which allows for short-term advances of funds to be made between parties for liquidity and other general corporate purposes. It shall be automatically renewed for subsequent one-year terms unless terminated by the parties. The Liquidity Agreement does not establish a commitment to advance funds on the part of either party. Both parties may make or receive advances. The maximum amount of advances each party may make or receive is limited to $1 billion. Netting or offsetting of advances made and received is not permitted. Advances between the parties are required to have specified due dates less than or equal to 364 days from the date of the advance and be payable upon demand by written request from the lender at least ten business days prior to the demand date. The borrower may make prepayments of the outstanding principle balance of an advance without penalty. Advances will bear interest equal to or greater than the rate applicable to 30-day commercial paper issued by the Corporation on the date the advance is made with an adjustment on the first day of each month thereafter.

     On December 27, 2006, the Company issued an intercompany note in the amount of $500 million payable to its parent, AIC, on demand and, in any event, by March 30, 2007. This note was fully repaid in the first quarter of 2007. This note had an interest rate of 5.25% and was reflected as note payable to parent on the Company's Consolidated Statements of Financial Position at December 31, 2006. Interest expense on this note, which totaled $5 million in 2007, is included as a component of operating costs and expenses on the Condensed Consolidated Statements of Operations and Comprehensive Income.

     On June 30, 2006, under an existing agreement with Kennett Capital, Inc. ("Kennett"), an unconsolidated affiliate of ALIC, ALIC sold Kennett a $100 million redeemable surplus note issued by ALIC Reinsurance Company ("ALIC Re"), a wholly owned subsidiary of ALIC. The surplus note is due June 1, 2036 with an initial rate of 6.18% that will reset every ten years to the then current ten year Constant Maturity Treasury yield ("CMT"), plus 1.14%. As payment, Kennett issued a full recourse note due June 1, 2036 to ALIC for the same amount with an initial interest rate of 5.98% that will reset every ten years to the then current ten year CMT, plus 0.94%. The note due from Kennett is classified as other investments and the related surplus note is classified as long-term debt in the Consolidated Statements of Financial Position. In 2007 and 2006, the Company incurred $6 million and $4 million, respectively, of interest expense related to this surplus note, which is reflected as a component of operating costs and expenses on the Consolidated Statements of Operations and Comprehensive Income.

     On August 1, 2005, ALIC entered into an agreement with Kennett, whereby ALIC sold to Kennett a $100 million 5.06% surplus note due July 1, 2035 issued by ALIC Re. As payment, Kennett issued a full recourse 4.86% note due July 1, 2035 to ALIC for the same amount. As security for the performance of Kennett's obligations under the agreement and note, Kennett granted ALIC a pledge of and security interest in Kennett's right, title and interest in the surplus notes and their proceeds. Under the terms of the agreement, ALIC may sell and Kennett may choose to buy additional surplus notes, if and when additional surplus notes are issued. The note due from Kennett is classified as other investments and the related surplus notes are classified as long-term debt in the Consolidated Statements of Financial Position (see Note 13). In 2007, 2006 and 2005, the Company incurred $5 million, $5 million and $2 million, respectively, of interest expense related to this surplus note, which is reflected as a component of operating costs and expenses on the Consolidated Statements of Operations and Comprehensive Income.

     As of December 31, 2006, the Company's Consolidated Statements of Financial Position included redeemable preferred stock - Series A ("redeemable preferred stock") issued to Northbook Holdings, LLC, a wholly owned subsidiary of AIC. The Company's Board of Directors declared and paid cash dividends on the redeemable preferred stock from time to time, but not more frequently than quarterly. The dividends were based on the three-month LIBOR rate. Dividends of $1 million and $2 million were incurred and paid during 2006 and 2005, respectively, and included as a component of operating costs and expenses on the Consolidated Statements of Operations and Comprehensive Income. At December 31, 2006, redeemable preferred stock totaling $6 million, was classified as mandatorily redeemable and therefore was included as a component of long-term debt on the Consolidated Statements of Financial Position. During 2006, $26 million of mandatorily redeemable preferred stock was redeemed. In addition to the portion of the redeemable preferred stock that was classified as mandatorily redeemable, redeemable preferred stock totaling $5 million was included as a component of shareholder's equity on the Consolidated Statements of Financial Position as of December 31, 2006. All remaining redeemable preferred stock, including the portion classified as mandatorily redeemable and included as a component of long-term debt and the portion classified as shareholder's equity as of December 31, 2006, was redeemed in 2007.

     The Company has an intercompany loan agreement with the Corporation. The amount of intercompany loans available to the Company is at the discretion of the Corporation. The maximum amount of loans the Corporation will have outstanding to all its eligible subsidiaries at any given point in time is limited to $1.00 billion. The Company had no amounts outstanding under the intercompany loan agreement at December 31, 2007 and 2006. The Corporation uses commercial paper borrowings, bank lines of credit and repurchase agreements to fund intercompany borrowings.

CAPITAL SUPPORT AGREEMENT

     The Company and AIC entered into a Capital Support Agreement effective December 14, 2007. Under the terms of this agreement, AIC agrees to provide capital to maintain the amount of statutory capital and surplus necessary to maintain a company action level risk-based capital ("RBC") ratio of at least 150%. AIC's obligation to provide capital to the Company is limited to an aggregate amount of $1 billion. In exchange for providing this capital, the Company will pay AIC an annual commitment fee of 1% of the amount of the Capital and Surplus Maximum that remains available on January 1 of such year. The Company or AIC have the right to terminate this agreement when: 1) the Company qualifies for a financial strength rating from Standard and Poor's, Moody's or A.M. Best, without giving weight to the existence of this agreement, that is the same or better than its rating with such support; or 2) our company action level RBC ratio is at least 300% or 3) AIC no longer directly or indirectly owns at least 50% of the voting stock of the Company. At December 31, 2007, no capital had been provided by AIC under this agreement.

6.   INVESTMENTS

FAIR VALUES

     The amortized cost, gross unrealized gains and losses, and fair value for fixed income securities are as follows:

                                                        GROSS UNREALIZED
($ IN MILLIONS)                          AMORTIZED   ------------------------      FAIR
                                           COST         GAINS       LOSSES        VALUE
                                        -----------  -----------  -----------   -----------
AT DECEMBER 31, 2007
U.S. government and agencies           $     2,848  $       880  $         -   $     3,728
Municipal                                    4,235          115          (39)        4,311
Corporate                                   31,624          757         (646)       31,735
Foreign government                           1,814          374           (3)        2,185
Mortgage-backed securities                   3,499           37          (46)        3,490
Commercial mortgage-backed securities        7,698           76         (386)        7,388
Asset-backed securities                      6,273           20         (690)        5,603
Redeemable preferred stock                      29            1           (1)           29
                                        -----------  -----------  -----------   -----------
     Total fixed income securities     $    58,020  $     2,260  $    (1,811)  $    58,469
                                        ===========  ===========  ===========   ===========

AT DECEMBER 31, 2006
U.S. government and agencies           $     2,763  $       736  $        (3)  $     3,496
Municipal                                    4,732          101          (43)        4,790
Corporate                                   32,841          811         (325)       33,327
Foreign government                           1,709          317           (3)        2,023
Mortgage-backed securities                   4,543           31          (56)        4,518
Commercial mortgage-backed securities        7,597           64          (61)        7,600
Asset-backed securities                      5,663           34          (16)        5,681
Redeemable preferred stock                      21            1            -            22
                                        -----------  -----------  -----------   -----------
     Total fixed income securities     $    59,869  $     2,095  $      (507)  $    61,457
                                        ===========  ===========  ===========   ===========

SCHEDULED MATURITIES

     The scheduled maturities for fixed income securities are as follows at December 31, 2007:

                                                 AMORTIZED      FAIR
       ($ IN MILLIONS)                             COST         VALUE
                                                -----------  -----------
       Due in one year or less                 $     1,645  $     1,647
       Due after one year through five years        11,211       11,389
       Due after five years through ten years       13,164       13,603
       Due after ten years                          22,228       22,737
                                                -----------  -----------
                                                    48,248       49,376
       Mortgage- and asset-backed securities         9,772        9,093
                                                -----------  -----------
            Total                              $    58,020  $    58,469
                                                ===========  ===========

     Actual maturities may differ from those scheduled as a result of prepayments by the issuers. Because of the potential for prepayment on mortgage- and asset-backed securities, they are not categorized by contractual maturity. The commercial mortgage-backed securities are categorized by contractual maturity because they generally are not subject to prepayment risk.

NET INVESTMENT INCOME

     Net investment income for the years ended December 31 is as follows:

         ($ IN MILLIONS)                             2007         2006         2005
                                                  -----------  -----------  -----------
         Fixed income securities                 $     3,589  $     3,505  $     3,318
         Mortgage loans                                  552          508          469
         Equity securities                                 4            2           --
         Limited partnership interests                    87           42           37
         Other                                           243          257           78
                                                  -----------  -----------  -----------
              Investment income, before expense        4,475        4,314        3,902
              Investment expense                         270          257          195
                                                  -----------  -----------  -----------
                  Net investment income          $     4,205  $     4,057  $     3,707
                                                  ===========  ===========  ===========

REALIZED CAPITAL GAINS AND LOSSES, AFTER-TAX

     Realized capital gains and losses by security type for the years ended December 31 are as follows:

         ($ IN MILLIONS)                                           2007          2006          2005
                                                                -----------   -----------   -----------
         Fixed income securities                               $      (172)  $      (157)  $        29
         Equity securities                                               6             2             7
         Limited partnership interests                                  34             2            --
         Derivatives                                                   (57)           31           (45)
         Other investments                                              (8)           43            28
                                                                -----------   -----------   -----------
              Realized capital gains and losses, pre-tax              (197)          (79)           19
              Income tax benefit (expense)                              69            28            (7)
                                                                -----------   -----------   -----------
                 Realized capital gains and losses, after-tax  $      (128)  $       (51)  $        12
                                                                ===========   ===========   ===========

     Realized capital gains and losses by transaction type for the years ended December 31 are as follows:

         ($ IN MILLIONS)                                           2007          2006          2005
                                                                -----------   -----------   -----------
         Write-downs                                           $      (118)  $       (21)  $       (24)
         Dispositions (1)                                              (22)          (89)           88
         Valuation of derivative instruments                           (63)          (17)         (105)
         Settlement of derivative instruments                            6            48            60
                                                                -----------   -----------   -----------
              Realized capital gains and losses, pre-tax              (197)          (79)           19
              Income tax benefit (expense)                              69            28            (7)
                                                                -----------   -----------   -----------
                 Realized capital gains and losses, after-tax  $      (128)  $       (51)  $        12
                                                                ===========   ===========   ===========

----------
     (1) Dispositions include sales, losses recognized in anticipation of dispositions and other transactions such as calls and prepayments. The Company recognized losses of $92 million, $60 million and $67 million in 2007, 2006 and 2005, respectively, due to changes in intent to hold impaired securities.

     Gross gains of $131 million, $102 million and $197 million and gross losses of $186 million, $231 million and $131 million were realized on sales of fixed income securities during 2007, 2006 and 2005, respectively.

UNREALIZED NET CAPITAL GAINS AND LOSSES

     Unrealized net capital gains and losses included in accumulated other comprehensive income are as follows:

                                                                                GROSS UNREALIZED
($ IN MILLIONS)                                                  FAIR       -----------------------     UNREALIZED NET
AT DECEMBER 31, 2007                                            VALUE          GAINS       LOSSES       GAINS (LOSSES)
                                                              -----------   -----------  -----------   ----------------
Fixed income securities                                      $    58,469   $     2,260  $    (1,811)  $           449
Equity securities                                                    102             5           (5)               --
Derivative instruments (1)                                           (32)           --          (32)              (32)
                                                                                                       ---------------
     Total                                                                                                        417

Amount recognized for: (2)
     Premium deficiency reserve                                                                                (1,059)
     Deferred policy acquisition and sales inducement costs                                                       513
                                                                                                       ---------------
        Total                                                                                                    (546)
   Deferred income taxes                                                                                           45
                                                                                                       ---------------
Unrealized net capital gains and losses                                                               $           (84)
                                                                                                       ===============

(1) Included in the fair value of derivatives are $(9) million classified as assets and $23 million classified as liabilities.
(2) See Note 2, for Deferred policy acquisition and sales inducement costs and Reserve for life-contingent contract benefits.

                                                                                GROSS UNREALIZED
($ IN MILLIONS)                                                 FAIR        -----------------------     UNREALIZED NET
AT DECEMBER 31, 2006                                            VALUE          GAINS       LOSSES       GAINS (LOSSES)
                                                              -----------   -----------  -----------   -----------------
Fixed income securities                                      $    61,457   $     2,095  $      (507)  $          1,588
Equity securities                                                     72            11           --                 11
Derivative instruments (1)                                           (16)            2          (18)               (16)
                                                                                                       ----------------
     Total                                                                                                       1,583

Amount recognized for: (2)
     Premium deficiency reserve                                                                                 (1,129)
     Deferred policy acquisition and sales inducement costs                                                         46
                                                                                                       ----------------
        Total                                                                                                   (1,083)
   Deferred income taxes                                                                                          (175)
                                                                                                       ----------------
Unrealized net capital gains and losses                                                               $            325
                                                                                                       ----------------

(1) Included in the fair value of derivatives are $(7) million classified as assets and $9 million classified as liabilities.
(2) See Note 2, for Deferred policy acquisition and sales inducement costs and Reserve for life-contingent contract benefits.

CHANGE IN UNREALIZED NET CAPITAL GAINS AND LOSSES

     The change in unrealized net capital gains and losses for the years ended December 31 is as follows:

($ IN MILLIONS)                                                 2007          2006          2005
                                                             -----------   -----------   -----------
Fixed income securities                                     $    (1,139)  $      (672)  $    (1,067)
Equity securities                                                   (11)            6            (4)
Derivative instruments                                              (16)          (10)           17
                                                             -----------   -----------   -----------
    Total                                                        (1,166)         (676)       (1,054)

Amounts recognized for:
    Premium deficiency reserve                                       70           214          (254)
    Deferred policy acquisition and sales inducement costs          467            58           653
                                                             -----------   -----------   -----------
       Total                                                        537           272           399
Deferred income taxes                                               220           141           230
                                                             -----------   -----------   -----------
Decrease in unrealized net capital gains and losses         $      (409)  $      (263)  $      (425)
                                                             ===========   ===========   ===========

PORTFOLIO MONITORING

     Inherent in the Company's evaluation of a particular security are assumptions and estimates about the operations of the issuer and its future earnings potential. Some of the factors considered in evaluating whether a decline in fair value is other-than-temporary are: 1) the Company's ability and intent to retain the investment for a period of time sufficient to allow for an anticipated recovery in value; 2) the recoverability of principal and interest;
3) the length of time and extent to which the fair value has been less than amortized cost for fixed income securities, or cost for equity securities; 4) the financial condition, near-term and long-term prospects of the issue or issuer, including relevant industry conditions and trends, and implications of rating agency actions and offering prices; and 5) the specific reasons that a security is in a significant unrealized loss position, including market conditions which could affect access to liquidity.

     The following table summarizes the gross unrealized losses and fair value of fixed income and equity securities by the length of time that individual securities have been in a continuous unrealized loss position.

($ IN MILLIONS)                                       LESS THAN 12 MONTHS                  12 MONTHS OR MORE
                                               ----------------------------------  ----------------------------------      TOTAL
                                                 NUMBER        FAIR     UNREALIZED    NUMBER       FAIR     UNREALIZED   UNREALIZED
AT DECEMBER 31, 2007                           OF ISSUES      VALUE       LOSSES    OF ISSUES     VALUE       LOSSES       LOSSES
                                               ----------   ----------  ----------  ----------  ----------  ----------   ----------
Fixed income securities
   U.S. government and agencies                        --  $        -- $        --           1 $         3 $        --  $        --
   Municipal                                          132          826         (30)         24         134          (9)         (39)
   Corporate                                          812        9,437        (474)        322       3,744        (172)        (646)
   Foreign government                                  19          167          (3)          1           1          --           (3)
   Mortgage-backed securities                         122        1,145         (31)        433         686         (15)         (46)
   Commercial mortgage-backed securities              306        3,074        (345)        133       1,137         (41)        (386)
   Asset-backed securities                            438        4,307        (648)         60         510         (42)        (690)
   Redeemable preferred stock                           1           13          (1)         --          --          --           (1)
                                               -----------  ----------- ----------- ----------- ----------- -----------  -----------
       Total fixed income securities                1,830       18,969      (1,532)        974       6,215        (279)      (1,811)

Equity securities                                       9           64          (5)         --          --          --           (5)
                                               -----------  ----------- ----------- ----------- ----------- -----------  -----------
       Total fixed income & equity securities       1,839  $    19,033 $    (1,537)        974 $     6,215 $      (279) $    (1,816)
                                               ===========  =========== =========== =========== =========== ===========  ===========

Investment grade fixed income securities            1,629  $    17,675 $    (1,396)        930 $     5,885 $      (247) $    (1,643)
Below investment grade fixed income securities        201        1,294        (136)         44         330         (32)        (168)
                                               -----------  ----------- ----------- ----------- ----------- -----------  -----------
       Total fixed income securities                1,830  $    18,969 $    (1,532)        974 $     6,215 $      (279) $    (1,811)
                                               ===========  =========== =========== =========== =========== ===========  ===========

AT DECEMBER 31, 2006
Fixed income securities
   U.S. government and agencies                        11  $       177 $        (1)         12 $        87 $        (2) $        (3)
   Municipal                                          184        1,018         (20)        143         558         (23)         (43)
   Corporate                                          477        6,114         (80)        607       7,665        (245)        (325)
   Foreign government                                   7           40          (1)          8         113          (2)          (3)
   Mortgage-backed securities                         232          753          (6)        722       1,933         (50)         (56)
   Commercial mortgage-backed securities              131        1,624         (10)        224       2,272         (51)         (61)
   Asset-backed securities                            100          881          (5)         59         523         (11)         (16)
   Redeemable preferred stock                           1            7          --          --          --          --           --
                                               -----------  ----------- ----------- ----------- ----------- -----------  -----------
       Total fixed income securities                1,143       10,614        (123)      1,775      13,151        (384)        (507)

Equity securities                                      --           --          --          --          --          --           --
                                               -----------  ----------- ----------- ----------- ----------- -----------  -----------
       Total fixed income & equity securities       1,143  $    10,614 $      (123)      1,775 $    13,151 $      (384) $      (507)
                                               ===========  =========== =========== =========== =========== ===========  ===========

Investment grade fixed income securities            1,081  $    10,169 $      (113)      1,723 $    12,804 $      (368) $      (481)
Below investment grade fixed income securities         62          445         (10)         52         347         (16)         (26)
                                               -----------  ----------- ----------- ----------- ----------- -----------  -----------
       Total fixed income securities                1,143  $    10,614 $      (123)      1,775 $    13,151 $      (384) $      (507)
                                               ===========  =========== =========== =========== =========== ===========  ===========

     As of December 31, 2007, $1.24 billion of unrealized losses are related to securities with an unrealized loss position less than 20% of cost or amortized cost, the degree of which suggests that these securities do not pose a high risk of being other-than-temporarily impaired. Of the $1.24 billion, $1.13 billion are related to unrealized losses on investment grade fixed income securities. Investment grade is defined as a security having a rating from the National Association of Insurance Commissioners ("NAIC") of 1 or 2; a rating of Aaa, Aa, A or Baa from Moody's or a rating of AAA, AA, A or BBB from Standard & Poor's ("S&P"), Fitch or Dominion; or aaa, aa, a or bbb from A.M. Best; or a comparable internal rating if an externally provided rating is not available. Unrealized losses on investment grade securities are principally related to rising interest rates or changes in credit spreads since the securities were acquired.

     As of December 31, 2007, the remaining $576 million of unrealized losses are related to securities in unrealized loss positions greater than or equal to 20% of cost or amortized cost. Of the $576 million, $62 million are related to below investment grade fixed income securities. Of these amounts, none of the equity securities or below investment grade fixed income securities had been in an unrealized loss position for a period of twelve or more consecutive months as of December 31, 2007. The Company expects eventual recovery of these securities. Every security was included in our portfolio monitoring process.

     The securities comprising the $576 million of unrealized losses were evaluated based on factors such as the financial condition and near-term and long-term prospects of the issuer and were determined to have adequate resources to fulfill contractual obligations, such as recent financings or bank loans, cash flows from operations, collateral or the position of a subsidiary with respect to its parent's bankruptcy.

     Unrealized losses on mortgage-backed, asset-backed and commercial mortgage-backed holdings were evaluated based on credit ratings, as well as the performance of the underlying collateral relative to the securities' positions in the securities' respective capital structure. The unrealized losses on municipal bonds and asset-backed securities that had credit enhancements from bond insurers were evaluated on the quality of the underlying security. These investments were determined to have adequate resources to fulfill contractual obligations.

     As of December 31, 2007, the Company had the intent and ability to hold the fixed income and equity securities with unrealized losses for a period of time sufficient for them to recover.

LIMITED PARTNERSHIP IMPAIRMENT

     As of December 31, 2007 and 2006, equity-method limited partnership investments totaled $485 million and $99 million, respectively. The Company recognizes a loss in value for equity-method investments when evidence demonstrates that it is other-than-temporarily impaired. Evidence of a loss in value that is other-than-temporary may include the absence of an ability to recover the carrying amount of the investment or the inability of the investee to sustain an earnings capacity that would justify the carrying amount of the investment. In 2007, the Company had write-downs of $9 million related to equity-method limited partnership interests. No write-downs were recognized in 2006.

     As of December 31, 2007 and 2006, the carrying value for cost method limited partnership investments was $509 million and $362 million, respectively, which primarily included limited partnership interests in fund investments. The fair value for cost method investments is not readily determinable because the investments are private in nature and do not trade frequently. Therefore, the Company evaluates whether an impairment indicator has occurred in the period that may have a significant adverse effect on the carrying value of the investment. Impairment indicators may include: actual recent cash flows received being significantly less than expected cash flows; reduced valuations based on financing completed at a lower value; completed sale of a material underlying investment at a price significantly lower than expected; or any other recent adverse events since the last financial statement received that might affect the fair value of the investee's capital. Additionally, the Company uses a screening process to identify those investments whose net asset value is below established thresholds for certain periods of time, and investments that are performing below expectations for consideration for inclusion on its watch-list. In 2007, 2006 and 2005, the Company had write-downs of $0.3 million, $0.1 and $0.1 million related to cost method investments that were other-than-temporarily impaired.

MORTGAGE LOAN IMPAIRMENT

     A mortgage loan is impaired when it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement.

     The net carrying value of impaired loans at December 31, 2007 and 2006 was $2 million and $5 million, respectively. No valuation allowances were held at December 31, 2007 or 2006 because the fair value of the collateral was greater than the recorded investment in the loans, and no valuation allowances were charged to operations during the years 2007, 2006 or 2005.

     Interest income for impaired loans is recognized on an accrual basis if payments are expected to continue to be received; otherwise cash basis is used. The Company recognized interest income on impaired loans of $0.2 million, $0.4 million and $0.2 million during 2007, 2006 and 2005, respectively. The average balance of impaired loans was $3 million, $5 million and $6 million during 2007, 2006 and 2005, respectively.

INVESTMENT CONCENTRATION FOR MUNICIPAL BOND AND COMMERCIAL MORTGAGE PORTFOLIOS

     The Company maintains a diversified portfolio of municipal bonds. The following table shows the principal geographic distribution of municipal bond issuers represented in the Company's portfolio. No other state represents more than 5% of the portfolio at December 31, 2007 or 2006.

        (% OF MUNICIPAL BOND PORTFOLIO CARRYING VALUE)         2007         2006
                                                            ----------   ----------
        California                                               19.7%        20.4%
        New York                                                  9.5         10.6
        Texas                                                     9.0          5.4
        Delaware                                                  8.1          2.2
        New Jersey                                                7.1          7.8
        Oregon                                                    5.2          4.6
        Pennsylvania                                              4.1          5.2

     The Company's mortgage loans are collateralized by a variety of commercial real estate property types located throughout the United States. Substantially all of the commercial mortgage loans are non-recourse to the borrower. The following table shows the principal geographic distribution of commercial real estate represented in the Company's mortgage portfolio. No other state represented more than 5% of the portfolio at December 31, 2007 or 2006.

        (% OF COMMERCIAL MORTGAGE PORTFOLIO CARRYING VALUE)       2007         2006
                                                               ----------   ----------
        California                                                  22.7%        19.3%
        Illinois                                                     8.7          9.7
        Texas                                                        7.3          7.6
        New York                                                     5.7          5.1
        Pennsylvania                                                 5.5          5.7
        New Jersey                                                   5.5          4.4

     The types of properties collateralizing the commercial mortgage loans at December 31 are as follows:

        (% OF COMMERCIAL MORTGAGE PORTFOLIO CARRYING VALUE)       2007         2006
                                                               ----------   ----------
        Office buildings                                            35.3%        34.7%
        Retail                                                      23.1         25.7
        Warehouse                                                   21.3         21.6
        Apartment complex                                           15.8         15.5
        Other                                                        4.5          2.5
                                                               ----------   ----------
             Total                                                 100.0%       100.0%
                                                               ==========   ==========

     The contractual maturities of the commercial mortgage loan portfolio as of December 31, 2007 for loans that were not in foreclosure are as follows:

                                         NUMBER OF      CARRYING
($ IN MILLIONS)                            LOANS         VALUE        PERCENT
                                        -----------    ----------   ----------
2008                                            52           423          4.3
2009                                           101         1,046         10.6
2010                                            94         1,134         11.5
2011                                           101         1,282         12.9
2012                                            91         1,082         10.9
Thereafter                                     488         4,934         49.8
                                         -----------   -----------  -----------
  Total                                        927   $     9,901        100.0%
                                         ===========   ===========  ===========

     In 2007, $301 million of commercial mortgage loans were contractually due. Of these, 85% were paid as due, 14% were refinanced at prevailing market terms and 1% were extended for less than one year. None were foreclosed or are in the process of foreclosure, and none were in the process of refinancing or restructuring discussions.

CONCENTRATION OF CREDIT RISK

     At December 31, 2007, the Company is not exposed to any credit concentration risk of a single issuer and its affiliates greater than 10% of the Company's shareholder's equity.

SECURITIES LOANED AND SECURITY REPURCHASE AND RESALE

     The Company's business activities include securities lending programs with third parties, mostly large brokerage firms. At December 31, 2007 and 2006, fixed income and equity securities with a carrying value of $1.70 billion and $1.74 billion, respectively, were on loan under these agreements. In return, the Company receives cash that it invests and includes in short-term investments and fixed income securities, with an offsetting liability recorded in other liabilities and accrued expenses to account for the Company's obligation to return the collateral. Interest income on collateral, net of fees, was $11 million, $5 million and $5 million, for the years ended December 31, 2007, 2006 and 2005, respectively.

     As part of its business activities, the Company sells securities under agreements to repurchase and purchases securities under agreements to resell. At December 31, 2007, the Company had no securities that were subject to repurchase or resale agreements. At December 31, 2006, the Company had $143 million of securities that were subject to repurchase agreements and had no securities that were subject to resale agreements. As part of these programs, the

Company receives cash or securities that it invests or holds in short-term or fixed income securities. For repurchase agreements, an offsetting liability is recorded in other liabilities and accrued expenses to account for the Company's obligation to return these funds. Interest income recorded as a result of the repurchase program was $(11) million, $1 million and $9 million in 2007, 2006 and 2005, respectively.

OTHER INVESTMENT INFORMATION

     Included in fixed income securities are below investment grade assets totaling $2.66 billion and $2.36 billion at December 31, 2007 and 2006, respectively.

     At December 31, 2007, fixed income securities with a carrying value of $60 million were on deposit with regulatory authorities as required by law.

     At December 31, 2007, the carrying value of fixed income securities that were non-income producing was $9 million. No other investments were non-income producing at December 31, 2007.

7.   FINANCIAL INSTRUMENTS

     In the normal course of business, the Company invests in various financial assets, incurs various financial liabilities and enters into agreements involving derivative financial instruments and other off-balance-sheet financial instruments. The fair value estimates of financial instruments presented below are not necessarily indicative of the amounts the Company might pay or receive in actual market transactions. Potential taxes and other transaction costs have not been considered in estimating fair value. The disclosures that follow do not reflect the fair value of the Company as a whole since a number of the Company's significant assets (including DAC and DSI and certain reinsurance recoverables) and liabilities (including reserve for life-contingent contract benefits, contractholder funds pertaining to interest-sensitive life contracts and deferred income taxes) are not included in accordance with SFAS No. 107, "Disclosures about Fair Value of Financial Instruments". Other assets and liabilities considered financial instruments such as accrued investment income and cash are generally of a short-term nature, and as such their carrying values are deemed to approximate fair value.

FINANCIAL ASSETS

        ($ IN MILLIONS)                    DECEMBER 31, 2007          DECEMBER 31, 2006
                                       ------------------------    -------------------------
                                         CARRYING       FAIR          CARRYING      FAIR
                                          VALUE         VALUE          VALUE        VALUE
                                       -----------   -----------   -----------   -----------
        Fixed income securities       $    58,469   $    58,469   $    61,457   $    61,457
        Mortgage loans                      9,901         9,804         8,690         8,761
        Equity securities                     102           102            72            72
        Limited partnership interests         994           994           461           461
        Short-term investments                386           386           805           805
        Reinsurance recoverables on
          investment contracts              1,429         1,406         1,659         1,620
        Policy loans                          770           770           752           752
        Other investments                   1,792         1,792         1,923         1,923
        Separate accounts                  14,929        14,929        16,174        16,174

     The fair values of fixed income securities and equity securities are based upon observable market quotations, observable market data or are derived from such quotations and observable market data. The fair value of privately placed fixed income securities is generally based on widely accepted pricing valuation models, which are developed internally. Mortgage loans are valued based on discounted contractual cash flows. Discount rates are selected using current rates at which similar loans would be made to borrowers with similar characteristics, using similar properties as collateral. Loans that exceed 100% loan-to-value are valued at the estimated fair value of the underlying collateral. Short-term investments are highly liquid investments with maturities of one year or less whose carrying values are deemed to approximate fair value. The fair value of reinsurance recoverables on investment contracts is based on the fair value of the underlying fixed and immediate annuity contract account liabilities, adjusted for credit risk. The carrying value of policy loans and other investments is deemed to approximate fair value. Separate accounts assets are carried in the Consolidated Statements of Financial Position at fair value based on observable market prices.

FINANCIAL LIABILITIES

        ($ IN MILLIONS)                       DECEMBER 31, 2007        DECEMBER 31, 2006
                                            ----------------------  ----------------------
                                             CARRYING      FAIR       CARRYING     FAIR
                                               VALUE       VALUE        VALUE      VALUE
                                            -----------  ----------  ----------  ----------
        Contractholder funds on investment
          contracts                        $    51,533 $    50,184 $    52,143 $    50,499
        Note payable to parent                      --          --         500         500
        Long-term debt                             200         200         206         206
        Liability for collateral and
          repurchase agreements                  1,817       1,817       2,294       2,294
        Separate accounts                       14,929      14,929      16,174      16,174

     Contractholder funds include interest-sensitive life insurance contracts and investment contracts. Interest-sensitive life insurance contracts are not considered financial instruments subject to fair value disclosure requirements. The fair value of investment contracts is based on the terms of the underlying contracts. Fixed annuities are valued at the account balance less surrender charges. Immediate annuities without life contingencies and funding agreements are valued at the present value of future benefits using current interest rates. The fair value of variable rate funding agreements approximates carrying value. Market value adjusted annuities' fair value is estimated to be the market adjusted surrender value. Equity-indexed annuity contracts' fair value approximates carrying value since the embedded equity options are carried at fair value in the consolidated financial statements.

     The carrying value of the note payable to parent is deemed to approximate fair value due to the short-term nature of the note. The carrying value of long-term debt is deemed to approximate fair value. The liability for collateral and repurchase agreements is valued at carrying value due to its short-term nature. Separate accounts liabilities are carried at the account values, which are equal to the carrying value of the corresponding assets.

DERIVATIVE FINANCIAL INSTRUMENTS

     The Company primarily uses derivatives for risk reduction and asset replication. In addition, the Company has derivatives embedded in financial instruments, which are required to be separated and accounted for as derivative instruments. With the exception of derivatives used for asset replication and embedded derivatives which are required to be separated, all of the Company's derivatives are evaluated for their ongoing effectiveness as either accounting or non-hedge derivative financial instruments on at least a quarterly basis (see
Note 2). The Company does not use derivatives for trading purposes. Non-hedge accounting is used for "portfolio" level hedging strategies where the terms of the individual hedged items do not meet the strict homogeneity requirements prescribed in SFAS No. 133 to permit the application of SFAS No. 133's hedge accounting model. The principal benefit of a "portfolio" level strategy is in its cost savings through its ability to use fewer derivatives with larger notional amounts.

     Asset-liability management is a risk management strategy that is principally employed to align the respective interest-rate sensitivities of its assets and liabilities. Depending upon the attributes of the assets acquired and liabilities issued, derivative instruments such as interest rate swaps, caps and floors are acquired to change the interest rate characteristics of existing assets and liabilities to ensure a properly matched relationship is maintained and to reduce exposure to rising or falling interest rates. The Company uses financial futures to hedge anticipated asset purchases and liability issuances and financial futures and options for hedging the Company's equity exposure contained in equity indexed and variable annuity product contracts that offer equity returns to contractholders. In addition, the Company also uses interest rate swaps to hedge interest rate risk inherent in funding agreements and foreign currency swaps primarily to reduce the foreign currency risk associated with issuing foreign currency denominated funding agreements.

     Asset replication refers to the "synthetic" creation of an asset through the use of a credit derivative and a high quality cash instrument to replicate fixed income securities that are either unavailable in the cash bond market or more economical to acquire in synthetic form. The Company replicates fixed income securities using a combination of a credit default swap and one or more highly rated fixed income securities to synthetically replicate the economic characteristics of one or more cash market securities.

     The Company has derivatives that are embedded in non-derivative "host" contracts. The Company's primary embedded derivatives are conversion options in fixed income investments, which provide the Company with the right to convert the instrument into a predetermined number of shares of common stock; equity options in annuity product contracts, which provide equity returns to contractholders; and equity-indexed notes containing equity call options, which provide a coupon payout based upon one or more indices.

In the tables that follow:

     The notional amounts specified in the contracts are used to calculate the exchange of contractual payments under the agreements and are not representative of the potential for gain or loss on these agreements.

     Fair value, which is equal to the carrying value, is the estimated amount that the Company would receive (pay) to terminate the derivative contracts at the reporting date. The fair value of exchange traded derivative contracts is based on observable market quotations in active markets, whereas the fair value of non-exchange traded derivative contracts is determined using widely accepted valuation models and other appropriate valuation methods. For certain exchange traded derivatives, the exchange requires margin deposits as well as daily cash settlements of margin accounts. As of December 31, 2007, the Company pledged $19 million of securities in the form of margin deposits.

     Carrying value amounts include the fair value of the derivatives, including the embedded derivatives, and exclude the accrued periodic settlements which are short term in nature and are reported in accrued investment income or other invested assets. The carrying value amounts for freestanding derivatives have been further adjusted for the effects, if any, of legally enforceable master netting agreements.

     The net impact to pre-tax income includes valuation and settlements of derivatives which are reported in net income as described in Note 2. For those derivatives which qualify for fair value hedge accounting, it also includes the changes in the fair value of the hedged risk, and therefore reflects any hedging ineffectiveness. For cash flow hedges, gains and losses amortized from accumulated other comprehensive income are included. For embedded derivatives in convertibles and equity-indexed notes subject to bifurcation, accretion income related to the host instrument has also been included.

     The following table categorizes the accounting hedge (fair value and cash flow) and non-hedge strategies employed by the Company. The notional amount, the fair value of the hedge and the impact on pre-tax income have been provided to illustrate the relative volume, the Company's exposure and the level of mark-to-market activity, respectively, for the derivative programs as of December 31.


($ IN MILLIONS)                   2007                                      2006
                  ----------------------------------------  ---------------------------------------
                                      FAIR VALUE                                FAIR VALUE             IMPACT TO PRE-TAX INCOME
                            ------------------------------            -----------------------------  -------------------------------
                              FAIR       CASH                           FAIR      CASH
                  NOTIONAL   VALUE       FLOW        NON-   NOTIONAL   VALUE      FLOW       NON-
                   AMOUNT    HEDGE      HEDGE       HEDGE    AMOUNT    HEDGE      HEDGE      HEDGE     2007       2006        2005
                  --------  --------   --------   --------  --------  --------  --------   --------  --------   --------   ---------
RISK REDUCTION
Interest Rate
  Exposure       $  27,821 $    (288) $      --  $     (10) $ 25,819 $      24 $      --  $      43 $     (41)  $    (45) $    (161)
Macro hedging          541        --         --          2     3,425        --        --          1       (29)        16         (9)
Hedging of
  equity
  exposure in
  annuity
  contracts          6,226        --         --        106     4,722        --        --        125        15        103         20
Hedging
  interest rate
  and foreign
  currency risk
  inherent in
  funding
  agreements         1,955       402         --         --     1,948       366        --         --       (17)        13         77
  Other                500         2        (32)        (6)      470         3       (17)        (4)       (8)       (75)       (10)

ASSET REPLICATION      631        --         --        (23)      395        --        --          2       (19)         4          2

EMBEDDED
DERIVATIVES
Conversion
  options in
  fixed income
  securities           559        --         --        191       488        --        --        187        55         51         27
Equity indexed
  notes                800        --         --        422       625        --        --        305        60         49         19
  Annuity
  contracts          6,846        --         --       (119)    6,122        --        --       (171)      (26)       (91)        (9)
                  --------  --------   --------   --------   -------  --------  --------   --------  --------   --------   --------
TOTAL            $  45,879 $     116  $     (32) $     563  $ 44,014 $     393 $     (17) $     488 $     (10)  $     25  $     (44)
                  ========  ========   ========   ========   =======  ========  ========   ========  ========   ========   ========

     Derivative instruments are recorded at fair value and presented in the Consolidated Statements of Financial Position as of December 31, as follows:

($ IN MILLIONS)                                                     CARRYING VALUE
                                              -----------------------------------------------------------
                                                         ASSETS                      (LIABILITIES)
                                              ----------------------------    ---------------------------
                                                  2007           2006             2007            2006
                                              -------------  -------------    ------------    -----------
Fixed income securities                      $         612  $         492    $         --    $       --
Other investments                                      444            666              --            --
Other assets                                             2              3              --            --
Contractholder funds                                    --             --            (119)          (171)
Other liabilities and accrued expenses                  --             --            (292)          (126)
                                              -------------  -------------    ------------    -----------
     Total                                   $       1,058  $       1,161    $       (411)   $      (297)
                                              =============  =============    ============    ===========

     For cash flow hedges, unrealized net pre-tax losses included in accumulated other comprehensive income were $(32) million and $(16) million at December 31, 2007 and 2006, respectively. The net pre-tax changes in accumulated other comprehensive income due to cash flow hedges were $(16) million, $(10) million and $17 million in 2007, 2006 and 2005, respectively. Amortization to net income of accumulated other comprehensive income related to cash flow hedges is expected to be $(2) million in 2008.

     The following table summarizes the notional amount, fair value and carrying value of the Company's derivative financial instruments at December 31, 2007.

($ IN MILLIONS)                                                                            CARRYING VALUE
                                                                                     --------------------------
                                                           NOTIONAL       FAIR
                                                            AMOUNT        VALUE         ASSETS    (LIABILITIES)
                                                          -----------  -----------   -----------  -------------
INTEREST RATE CONTRACTS
Interest rate swap agreements                            $    14,886  $      (297)  $      (117)  $      (180)
Financial futures contracts                                      710            2             2            --
Interest rate cap and floor agreements                        13,760            5             5            --
                                                          -----------  -----------   -----------   -----------
Total interest rate contracts                                 29,356         (290)         (110)         (180)

EQUITY AND INDEX CONTRACTS
Options, financial futures, and warrants                       6,057          106           176           (70)

FOREIGN CURRENCY CONTRACTS
Foreign currency swap agreements                               1,493          361           388           (27)

CREDIT DEFAULT SWAPS USED FOR ASSET REPLICATION                  631          (23)          (10)          (13)

EMBEDDED DERIVATIVE FINANCIAL INSTRUMENTS
Guaranteed accumulation benefit                                1,592           --            --            --
Guaranteed withdrawal benefit                                  1,216           --            --            --
Conversion options in fixed income securities                    559          190           190            --
Equity-indexed call options in fixed income securities           800          422           422            --
Equity-indexed and forward starting options in life and
   annuity product contracts                                   3,934         (123)           --          (123)
Other embedded derivative financial instruments                  154            2            --             2
                                                          -----------  -----------   -----------   -----------
Total embedded derivative financial instruments                8,255          491           612          (121)

OTHER DERIVATIVE FINANCIAL INSTRUMENTS                            87            2             2            --
                                                          -----------  -----------   -----------   -----------

TOTAL DERIVATIVE FINANCIAL INSTRUMENTS                   $    45,879  $       647   $     1,058   $      (411)
                                                          ===========  ===========   ===========   ===========

     The following table summarizes the notional amount, fair value and carrying value of the Company's derivative financial instruments at December 31, 2006:

($ IN MILLIONS)                                                                            CARRYING VALUE
                                                                                     -------------------------
                                                           NOTIONAL      FAIR
                                                            AMOUNT       VALUE         ASSETS     (LIABILITIES)
                                                          -----------  -----------   -----------  ------------
INTEREST RATE CONTRACTS
Interest rate swap agreements                            $    14,529  $        24   $        30   $        (6)
Financial futures contracts                                    3,626            1             1            --
Interest rate cap and floor agreements                        12,065           27            26             1
                                                          -----------  -----------   -----------   -----------
Total interest rate contracts                                 30,220           52            57            (5)

EQUITY AND INDEX CONTRACTS
Options, financial futures, and warrants                       4,521          125           233          (108)

FOREIGN CURRENCY CONTRACTS
Foreign currency swap agreements                               1,551          362           375           (13)

CREDIT DEFAULT SWAPS USED FOR ASSET REPLICATION                  395            2             1             1

EMBEDDED DERIVATIVE FINANCIAL INSTRUMENTS
Guaranteed accumulation benefit                                1,608            7            --             7
Guaranteed withdrawal benefit                                  1,067            1            --             1
Conversion options in fixed income securities                    488          187           187            --
Equity-indexed call options in fixed income securities           625          305           305            --
Equity-indexed and forward starting options in life and
  annuity product contracts                                    3,343         (189)           --          (189)
Other embedded derivative financial instruments                  104           10            --            10
                                                          -----------  -----------   -----------   -----------
Total embedded derivative financial instruments                7,235          321           492          (171)

OTHER DERIVATIVE FINANCIAL INSTRUMENTS                            92            2             3            (1)
                                                          -----------  -----------   -----------   -----------

TOTAL DERIVATIVE FINANCIAL INSTRUMENTS                   $    44,014  $       864   $     1,161   $      (297)
                                                          ===========  ===========   ===========   ===========

     The Company manages its exposure to credit risk by utilizing highly rated counterparties, establishing risk control limits, executing legally enforceable master netting agreements and obtaining collateral where appropriate. The Company uses master netting agreements for over-the-counter derivative transactions, including interest rate swap, foreign currency swap, interest rate cap, interest rate floor, credit default swap and certain option agreements. These agreements permit either party to net payments due for transactions covered by the agreements. Under the provisions of the agreements, collateral is either pledged or obtained when certain predetermined exposure limits are exceeded. As of December 31, 2007, counterparties pledged cash of $72 million and securities of $226 million to the Company and the Company pledged $1 million of cash and $107 million in securities to counterparties. The Company has not incurred any losses on derivative financial instruments due to counterparty nonperformance. Other derivatives including futures and certain option contracts are traded on organized exchanges, which require margin deposits and guarantee the execution of trades, thereby mitigating any associated potential credit risk.

     Credit exposure represents the Company's potential loss if all of the counterparties concurrently fail to perform under the contractual terms of the contracts and all collateral, if any, becomes worthless. This exposure is measured by the fair value of freestanding derivative contracts with a positive fair value at the reporting date reduced by the effect, if any, of legally enforceable master netting agreements.

     The following table summarizes the counterparty credit exposure by counterparty credit rating at December 31, as it relates to interest rate swap, foreign currency swap, interest rate cap, interest rate floor, credit default swap and certain option agreements.

($ IN MILLIONS)                         2007                                                   2006
                ----------------------------------------------------  -------------------------------------------------------
                NUMBER OF                               EXPOSURE,      NUMBER OF                                 EXPOSURE,
                 COUNTER-    NOTIONAL     CREDIT          NET OF        COUNTER-     NOTIONAL      CREDIT         NET OF
 RATING (1)      PARTIES      AMOUNT    EXPOSURE (2)  COLLATERAL (2)    PARTIES       AMOUNT    EXPOSURE (2)   COLLATERAL (2)
------------    ----------  ----------  ------------- --------------  ------------   ---------  ------------  ---------------
    AAA                 1  $      228  $         --  $           --             1   $     457  $         10  $           10
    AA+                 1       2,016             3               3            --          --            --              --
    AA                  7      11,652            65               8             5       8,124           137              32
    AA-                 4       5,532            11               1             6       7,484           201              21
    A+                  3      11,398           187              --             3      12,494            86              20
                ----------  ----------  ------------- --------------  ------------   ---------  ------------  --------------
   Total               16  $   30,826  $        266  $           12            15   $  28,559  $        434  $           83
                ==========  ==========  ============= ==============  ============   =========  ============  ==============

----------
(1)  Rating is the lower of S&P's or Moody's ratings.
(2) Only over-the-counter derivatives with a net positive fair value are included for each counterparty.

     Market risk is the risk that the Company will incur losses due to adverse changes in market rates and prices. Market risk exists for all of the derivative financial instruments the Company currently holds, as these instruments may become less valuable due to adverse changes in market conditions. To limit this risk, the Company's senior management has established risk control limits. In addition, changes in fair value of the derivative financial instruments that the Company uses for risk management purposes are generally offset by the change in the fair value or cash flows of the hedged risk component of the related assets, liabilities or forecasted transactions.

OFF-BALANCE-SHEET FINANCIAL INSTRUMENTS AND UNCONSOLIDATED INVESTMENT VIES

     The contractual amounts and fair values of off-balance-sheet financial instruments at December 31 are as follows:

     ($ IN MILLIONS)                                    2007                         2006
                                            ---------------------------   ---------------------------
                                            CONTRACTUAL       FAIR        CONTRACTUAL        FAIR
                                               AMOUNT         VALUE          AMOUNT          VALUE
                                            ------------   ------------   ------------   ------------
     Commitments to invest in limited
       partnership interests               $      1,210   $         --   $        707   $         --
     Private placement commitments                   30             --            112             --
     Commitments to extend mortgage loans           326              3            527              5
     Liens on investment                             16             --             13             --

     In the above table, the contractual amounts represent the amount at risk if the contract is fully drawn upon, the counterparty defaults and the value of any underlying security becomes worthless. Unless noted otherwise, the Company does not require collateral or other security to support off-balance-sheet financial instruments with credit risk.

     Commitments to invest generally represent commitments to acquire financial interests or instruments. The Company enters into these agreements to allow for additional participation in certain limited partnership investments. Because the equity investments in the limited partnerships are not actively traded, it is not practical to estimate the fair value of these commitments.

     Private placement commitments represent conditional commitments to purchase private placement debt and equity securities at a specified future date. The Company regularly enters into these agreements in the normal course of business. The fair value of these commitments generally cannot be estimated on the date the commitment is made as the terms and conditions of the underlying private placement securities are not yet final.

     Commitments to extend mortgage loans are agreements to lend to a borrower provided there is no violation of any condition established in the contract. The Company enters into these agreements to commit to future loan fundings at a predetermined interest rate. Commitments generally have fixed expiration dates or other termination clauses. Commitments to extend mortgage loans, which are secured by the underlying properties, are valued based on estimates of fees charged by other institutions to make similar commitments to similar borrowers.

     In 2006, the Company participated in the establishment of an investment management VIE that holds assets under the management of Allstate Investment Management Company, an unconsolidated affiliate of the Company, on behalf of unrelated third party investors. The VIE had assets consisting primarily of investment securities and cash totaling $401 million and liabilities, primarily long-term debt, of $378 million at December 31, 2007. The Company does not consolidate the VIE because it is not the primary beneficiary. The Company's maximum loss exposure related to its investment in the VIE is the current carrying value of its investment, which was $13 million at December 31, 2007.

8.   RESERVES FOR LIFE-CONTINGENT CONTRACT BENEFITS AND CONTRACTHOLDER FUNDS

     At December 31, the reserve for life-contingent contract benefits consists of the following:

          ($ IN MILLIONS)                                                 2007        2006
                                                                       ----------  ----------
          Immediate fixed annuities:
             Structured settlement annuities                          $    7,094  $    6,950
             Other immediate fixed annuities                               2,253       2,317
          Traditional life insurance                                       2,397       2,234
          Other                                                              854         703
                                                                       ----------  ----------
              Total reserve for life-contingent contract benefits     $   12,598  $   12,204
                                                                       ==========  ==========

     The following table highlights the key assumptions generally used in calculating the reserve for life-contingent contract benefits:

                                                                        INTEREST                   ESTIMATION
         PRODUCT                         MORTALITY                        RATE                       METHOD
Structured settlement           U.S. population with projected   Interest rate assumptions  Present value of
 annuities                      calendar year improvements;      range from 4.1% to 11.7%   contractually specified
                                mortality rates adjusted for                                future benefits
                                each impaired life based on
                                reduction in life expectancy
                                and nature of impairment

Other immediate fixed           1983 group annuity mortality     Interest rate assumptions  Present value of expected
 annuities                      table                            range from 1.9% to 11.5%   future benefits based on
                                                                                            historical experience
                                1983 individual annuity
                                mortality table

                                1983-a annuity mortality table

                                Annuity 2000 mortality table

Traditional life insurance      Actual company experience plus   Interest rate assumptions  Net level premium reserve
                                loading                          range from 4.0% to 11.3%   method using the
                                                                                            Company's withdrawal
                                                                                            experience rates

Other:

  Variable annuity guaranteed   90% of 1994 group annuity        Interest rate assumptions  Projected benefit ratio
    minimum death benefits (1)  mortality table with internal    range from 6.5% to 7.0%    applied to cumulative
                                modifications                                               assessments

  Accident & health             Actual company experience plus                              Unearned premium;
                                loading                                                     additional contract
                                                                                            reserves for traditional
                                                                                            life insurance

(1) In 2006, the Company disposed of substantially all of its variable annuity business through reinsurance agreements with Prudential (see Note 3).

     To the extent that unrealized gains on fixed income securities would result in a premium deficiency had those gains actually been realized, a premium deficiency reserve has been recorded for certain immediate annuities with life contingencies. A liability of $1.06 billion and $1.13 billion is included in the reserve for life-contingent contract benefits with respect to this deficiency as of December 31, 2007 and 2006, respectively. The offset to this liability is recorded as a reduction of the unrealized net capital gains included in accumulated other comprehensive income.

     At December 31, contractholder funds consist of the following:

          ($ IN MILLIONS)                                       2007            2006
                                                            -------------   -------------
          Interest-sensitive life insurance                $       8,896   $       8,397
          Investment contracts:
            Fixed annuities                                       38,100          39,277
            Funding agreements backing medium-term notes          13,375          12,787
            Other investment contracts                                93             104
                                                            -------------   -------------
              Total contractholder funds                   $      60,464   $      60,565
                                                            =============   =============

     The following table highlights the key contract provisions relating to contractholder funds:

       PRODUCT                           INTEREST RATE             WITHDRAWAL/SURRENDER CHARGES
Interest-sensitive life          Interest rates credited range    Either a percentage of account
 insurance                       from 2.0% to 6.0%                balance or dollar amount
                                                                  grading off generally over 20
                                                                  years

Fixed annuities                  Interest rates credited range    Either a declining or a level
                                 from 1.3% to 11.5% for           percentage charge generally
                                 immediate annuities and 0% to    over nine years or less.
                                 16.0% for other fixed            Additionally, approximately
                                 annuities (which include         27.1% of fixed annuities are
                                 equity-indexed annuities whose   subject to market value
                                 returns are indexed to the S&P   adjustment for discretionary
                                 500)                             withdrawals.

Funding agreements backing       Interest rates credited range    Not applicable
 medium-term notes               from 2.2% to 7.6% (excluding
                                 currency-swapped medium-term
                                 notes)

Other investment contracts:

   Variable guaranteed minimum   Interest rates used in           Withdrawal and surrender
     income benefit (1) and      establishing reserves range      charges are based on the terms
     secondary guarantees on     from 1.8% to 10.3%               of the related
     interest-sensitive life                                      interest-sensitive life or
     and fixed annuities                                          fixed annuity contract.

   Guaranteed investment         Interest rates credited range    Generally not subject to
     contracts                   from 3.7% to 7.7%                discretionary withdrawal


(1) In 2006, the Company disposed of substantially all of its variable annuity business through reinsurance agreements with Prudential (see Note 3).

     Contractholder funds include funding agreements held by VIEs issuing medium-term notes. The VIEs are Allstate Life Funding, LLC, Allstate Financial Global Funding, LLC, Allstate Life Global Funding and Allstate Life Global Funding II, and their primary assets are funding agreements used exclusively to back medium-term note programs.

     Contractholder funds activity for the years ended December 31 is as follows:

          ($ IN MILLIONS)                                                 2007        2006
                                                                       ----------  ----------
          Balance, beginning of year                                  $   60,565  $   58,190
            Deposits                                                       7,960       9,541
            Interest credited                                              2,635       2,600
            Benefits                                                      (1,656)     (1,500)
            Surrenders and partial withdrawals                            (4,928)     (4,627)
            Maturities of institutional products                          (3,165)     (2,726)
            Contract charges                                                (751)       (697)
            Net transfers to separate accounts                                13        (145)
            Fair value hedge adjustments for institutional products           34          38
            Other adjustments                                               (243)       (109)
                                                                       ----------  ----------
          Balance, end of year                                        $   60,464  $   60,565
                                                                       ==========  ==========

     The Company offers various guarantees to variable annuity contractholders. Liabilities for variable contract guarantees related to death benefits are included in reserve for life-contingent contract benefits and the liabilities related to the income, withdrawal and accumulation benefits are included in contractholder funds in the Consolidated Statements of Financial Position. All liabilities for variable contract guarantees are reported on a gross basis on the balance sheet with a corresponding reinsurance recoverable asset for those contracts subject to reinsurance, including the Prudential Reinsurance Agreements as disclosed in Note 3.

     Absent any contract provision wherein the Company guarantees either a minimum return or account value upon death, a specified contract anniversary date, partial withdrawal or annuitization, variable annuity and variable life insurance contractholders bear the investment risk that the separate accounts' funds may not meet their stated investment objectives. The account balances of variable annuities contracts' separate accounts with guarantees included $13.32 billion and $14.64 billion of equity, fixed income and balanced mutual funds and $661 million and $674 million of money market mutual funds at December 31, 2007 and 2006, respectively.

     The table below presents information regarding the Company's variable annuity contracts with guarantees. The Company's variable annuity contracts may offer more than one type of guarantee in each contract; therefore, the sum of amounts listed exceeds the total account balances of variable annuity contracts' separate accounts with guarantees.

     ($ IN MILLIONS)                                                                       DECEMBER 31,
                                                                                 --------------------------------
                                                                                       2007             2006
                                                                                 ----------------  ---------------
     IN THE EVENT OF DEATH
        Separate account value                                                  $         13,939  $        15,269
        Net amount at risk (1)                                                  $            956  $         1,068
        Average attained age of contractholders                                         66 years         65 years

     AT ANNUITIZATION (INCLUDES INCOME BENEFIT GUARANTEES)
        Separate account value                                                  $          3,394  $         3,830
        Net amount at risk (2)                                                  $            144  $            64
        Weighted average waiting period until annuitization options available            3 years          4 years

     FOR CUMULATIVE PERIODIC WITHDRAWALS
        Separate account value                                                  $          1,218  $         1,041
        Net amount at risk (3)                                                  $              4  $            --

     ACCUMULATION AT SPECIFIED DATES
        Separate account value                                                  $          1,587  $         1,595
        Net amount at risk (4)                                                  $             --  $            --
        Weighted average waiting period until guarantee date                            10 years         11 years

----------
     (1) Defined as the estimated current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date.
     (2) Defined as the estimated present value of the guaranteed minimum annuity payments in excess of the current account balance.
     (3) Defined as the estimated current guaranteed minimum withdrawal balance (initial deposit) in excess of the current account balance at the balance sheet date.
     (4) Defined as the estimated present value of the guaranteed minimum accumulation balance in excess of the current account balance.

     The liability for death and income benefit guarantees is equal to a benefit ratio multiplied by the cumulative contract charges earned, plus accrued interest less contract benefit payments. The benefit ratio is calculated as the estimated present value of all expected contract benefits divided by the present value of all expected contract charges. The establishment of reserves for these guarantees requires the projection of future separate account fund performance, mortality, persistency and customer benefit utilization rates. These assumptions are periodically reviewed and updated. For guarantees related to death benefits, benefits represent the current guaranteed minimum death benefit payments in excess of the current account balance. For guarantees related to income benefits, benefits represent the present value of the minimum guaranteed annuitization benefits in excess of the current account balance.

     Projected benefits and contract charges used in determining the liability for certain guarantees are developed using models and stochastic scenarios that are also used in the development of estimated expected gross profits. Underlying assumptions for the liability related to income benefits include assumed future annuitization elections based on factors such as the extent of benefit to the potential annuitant, eligibility conditions and the annuitant's attained age. The liability for guarantees is re-evaluated periodically, and adjustments are made to the liability balance through a charge or credit to life and annuity contract benefits.

     Guarantees related to withdrawal and accumulation benefits are considered to be derivative financial instruments; therefore, the liability for these benefits is established based on its fair value.

     The following table summarizes the liabilities for guarantees:

                                        LIABILITY FOR
                                         GUARANTEES           LIABILITY FOR         LIABILITY FOR
                                      RELATED TO DEATH         GUARANTEES            GUARANTEES
                                        BENEFITS AND           RELATED TO            RELATED TO
                                     INTEREST-SENSITIVE          INCOME             ACCUMULATION
($ IN MILLIONS)                         LIFE PRODUCTS           BENEFITS              BENEFITS               TOTAL
                                     ------------------    ------------------    ------------------    ------------------
Balance at December 31, 2005 (1)    $               97    $               51    $               (2)   $              146
  Less reinsurance recoverables                     10                    --                    --                    10
                                     ------------------    ------------------    ------------------    ------------------
Net balance at December 31, 2005                    87                    51                    (2)                  136
Variable annuity business
  disposition related
  reinsurance recoverables                         (75)                  (23)                   12                   (86)
Incurred guaranteed benefits                        23                    (2)                  (10)                   11
Paid guarantee benefits                            (17)                   (2)                   --                   (19)
                                     ------------------    ------------------    ------------------    ------------------
  Net change                                       (69)                  (27)                    2                   (94)
Net balance at December 31, 2006                    18                    24                    --                    42
  Plus reinsurance recoverables                     96                    23                    (8)                  111
                                     ------------------    ------------------    ------------------    ------------------
Balance at December 31, 2006 (2)    $              114    $               47    $               (8)   $              153
                                     ==================    ==================    ==================    ==================
  Less reinsurance recoverables                     96                    23                    (8)                  111
                                     ------------------    ------------------    ------------------    ------------------
Net balance at December 31, 2006                    18                    24                    --                    42
Incurred guaranteed benefits                         7                    (5)                   --                     2
Paid guarantee benefits                             (1)                   --                    --                    (1)
                                     ------------------    ------------------    ------------------    ------------------
  Net change                                         6                    (5)                   --                     1
Net balance at December 31, 2007                    24                    19                    --                    43
  Plus reinsurance recoverables                    121                    26                    --                   147
                                     ------------------    ------------------    ------------------    ------------------
Balance at December 31, 2007 (3)    $              145    $               45    $               --    $              190
                                     ==================    ==================    ==================    ==================

----------
     (1) Included in the total liability balance at December 31, 2005 are reserves for variable annuity death benefits of $77 million, variable annuity income benefits of $20 million, variable annuity accumulation benefits of $(2) million and other guarantees of $51 million.
     (2) Included in the total liability balance at December 31, 2006 are reserves for variable annuity death benefits of $89 million, variable annuity income benefits of $20 million, variable annuity accumulation benefits of $(8) million and other guarantees of $51 million.
     (3) Included in the total liability balance at December 31, 2007 are reserves for variable annuity death benefits of $111 million, variable annuity income benefits of $23 million, variable annuity accumulation benefits of $0.4 million and other guarantees of $56 million.

9.   REINSURANCE

     The Company reinsures certain of its risks to other insurers primarily under yearly renewable term, coinsurance, and modified coinsurance agreements. These agreements result in a passing of the agreed-upon percentage of risk to the reinsurer in exchange for negotiated reinsurance premium payments. The Company cedes 100% of the morbidity risk on substantially all of its long-term care contracts. The Company cedes specified percentages of the mortality risk on certain life policies, depending upon the issue date and product, to a pool of fourteen unaffiliated reinsurers. Beginning in July 2007, for new life insurance contracts, the Company reinsured the mortality risk associated with coverage in excess of $3 million per life for contracts issued to individuals age 70 and over, and reinsured the mortality risk associated with coverage in excess of $5 million per life for most other contracts. Also beginning in July 2007, for certain large contracts that meet specific criteria, the Company's retention limit was increased to $10 million per life. In the period prior to July 2007, but subsequent to August 1998, the Company reinsured the mortality risk associated with coverage in excess of $2 million per life, except in 2006 in certain instances when specific criteria were met, it reinsured the mortality risk associated with coverage in excess of $5 million per life. For business sold prior to October 1998, the Company reinsured mortality risk in excess of specific amounts up to $1 million per life for individual life.

     In addition, the Company has used reinsurance to effect the acquisition or disposition of certain blocks of business. As of December 31, 2007 and 2006, the Company had reinsurance recoverables of $166 million and $153 million, respectively due from subsidiaries of Citigroup and Scottish Re (U.S.) Inc. in connection with the disposition of substantially all of the direct response distribution business. In 2006, the Company ceded virtually all of its variable annuity exposure to Prudential (Note 3). Reinsurance recoverables associated with this disposition as of December 31, 2007 and 2006 amounted to $1,261 million and $1,490 million, respectively.

     As of December 31, 2007, the gross life insurance in force was $502 billion of which $245 billion was ceded to the unaffiliated reinsurers.

     The effects of reinsurance on life and annuity premiums and contract charges for the years ended December 31 are as follows:

($ IN MILLIONS)                                           2007        2006        2005
                                                        --------    --------    --------
PREMIUMS AND CONTRACT CHARGES
Direct                                                 $  2,342    $  2,326    $  2,115
Assumed
  Affiliate                                                  16          16          17
  Non-affiliate                                              26          30          27
Ceded--non-affiliate                                       (940)       (787)       (606)
                                                        --------    --------    --------
    Premiums and contract charges, net of reinsurance  $  1,444    $  1,585    $  1,553
                                                        ========    ========    ========

     The effects of reinsurance on contract benefits for the years ended December 31 are as follows:

($ IN MILLIONS)                                           2007        2006        2005
                                                        --------    --------    --------
CONTRACT BENEFITS
Direct                                                 $  1,973    $  1,886    $  1,824
Assumed
   Affiliate                                                 10          11          10
   Non-affiliate                                             27          23          21
Ceded--non-affiliate                                       (646)       (548)       (515)
                                                        --------    --------    --------
     Contract benefits, net of reinsurance             $  1,364    $  1,372    $  1,340
                                                        ========    ========    ========

     The effects of reinsurance on interest credited to contractholder funds for the years ended December 31 are as follows:

($ IN MILLIONS)                                           2007        2006        2005
                                                        --------    --------    --------
INTEREST CREDITED TO CONTRACTHOLDER FUNDS
Direct                                                 $  2,644    $  2,534    $  2,277
Assumed
  Affiliate                                                  13          24          32
  Non-affiliate                                              18          26          35
Ceded--non-affiliate                                        (47)        (41)         (4)
                                                        --------    --------    --------
    Interest credited to contractholder funds, net
      of reinsurance                                   $  2,628    $  2,534    $  2,340
                                                        ========    ========    ========

Reinsurance recoverables at December 31 are summarized in the following table.

($ IN MILLIONS)                                 REINSURANCE RECOVERABLE ON PAID
                                                      AND UNPAID CLAIMS
                                               ---------------------------------
                                                    2007              2006
                                               --------------     --------------
Annuities                                     $        1,423     $        1,654
Life insurance                                         1,365              1,217
Long-term care                                           526                427
Other                                                     96                 94
                                               --------------     --------------
Total                                         $        3,410              3,392
                                               ==============     ==============

     At both December 31, 2007 and 2006, approximately 88% of the Company's reinsurance recoverables are due from companies rated A- or better by S&P.

10.  DEFERRED POLICY ACQUISITION AND SALES INDUCEMENT COSTS

     Deferred policy acquisition costs for the years ended December 31 are as follows:

($ IN MILLIONS)                           2007       2006       2005
                                        --------   --------   --------
BALANCE, BEGINNING OF YEAR             $  3,485   $  3,948   $  3,176
Impact of adoption of SOP 05-1 (1)          (11)        --         --
Disposition of operation (2)                 --       (726)        --
Acquisition costs deferred                  547        742        766
Amortization charged to income             (518)      (538)      (568)
Effect of unrealized gains and losses       402         59        574
                                        --------   --------   --------
BALANCE, END OF YEAR                   $  3,905   $  3,485   $  3,948
                                        ========   ========   ========

----------
(1) The adoption of SOP 05-1 resulted in a $11 million adjustment to unamortized DAC related to the impact on future estimated gross profits from the changes in accounting for certain costs associated with contract continuations that no longer qualify for deferral. (see Note 2)

(2) In 2006, DAC was reduced related to the disposition through reinsurance agreements of substantially all of the Company's variable annuity business (see Note 3).

     Net amortization charged to income, due to the realization of capital losses and (gains), includes $17 million, $50 million and $(126) million in 2007, 2006 and 2005, respectively.

     As disclosed in Note 3, DAC and DSI balances were reduced during 2006 related to the disposal through reinsurance agreements of substantially all of the variable annuity business. During 2005, DAC and DSI amortization on this business was estimated using stochastic modeling and was significantly impacted by the anticipated return on the underlying funds. The Company's long-term expectation of separate accounts fund performance, net of fees, was approximately 7% in 2005. Whenever actual separate accounts fund performance based on the two most recent years varied from the expectation, the Company projected performance levels over the next five years such that the mean return over a seven-year period equaled the long-term expectation. This approach is commonly referred to as "reversion to the mean" and is commonly used by the life insurance industry as an appropriate method for amortizing variable annuity and life DAC and DSI. In applying the reversion to the mean process, the Company did not allow the future mean rates of return including fees projected over the five-year period to exceed 12.75% or fall below 0%. The Company periodically evaluated the results of utilization of this process to confirm that it was reasonably possible that variable annuity and life fund performance would revert to the expected long-term mean within this time horizon.

     DSI activity for the twelve months ended December 31 was as follows:

     ($ IN MILLIONS)                           2007       2006       2005
                                             --------   --------   --------
     BALANCE, BEGINNING OF YEAR             $    225   $    237   $    134
     Impact of adoption of SOP 05-1 (1)           (2)        --         --
     Disposition of operation (2)                 --        (70)        --
     Sales inducements deferred                   64        105         99
     Amortization charged to income              (57)       (48)       (74)
     Effects of unrealized gains and losses       65          1         78
                                             --------   --------   --------
     BALANCE, END OF YEAR                   $    295   $    225   $    237
                                             ========   ========   ========

----------
     (1) The adoption of SOP 05-1 resulted in a $2 million adjustment to unamortized DSI related to the impact on future estimated gross profits from the changes in accounting for certain costs associated with contract continuations that no longer qualify for deferral.
     (2) In 2006, DSI was reduced related to the disposition through reinsurance agreements of substantially all of Allstate Financial's variable annuity business (see Note 3).

11.  COMMITMENTS, GUARANTEES AND CONTINGENT LIABILITIES

LEASES

     The Company was not involved in material operating lease obligations in 2007, 2006 and 2005, respectively.

GUARANTY FUNDS

     Under state insurance guaranty fund laws, insurers doing business in a state can be assessed, up to prescribed limits, for certain obligations of insolvent insurance companies to policyholders and claimants. Amounts assessed to each company are typically related to its proportion of business written in each state.

     The New York Liquidation Bureau ("the Bureau") has publicly reported that Executive Life Insurance Company of New York ("Executive Life"), currently under its jurisdiction as part of a 1992 court-ordered rehabilitation plan, may only be able to meet future obligations of its annuity contacts for the next fifteen years due to an estimated $600 million shortfall in assets to fund those obligations. If Executive Life were to be declared insolvent in the future, the Company would likely have exposure to guaranty fund assessments or other costs.

     Based on currently available information, the outcome of this situation is uncertain at this time. The Bureau may eventually take actions to address this situation that may lead to guaranty fund assessments or other costs to the Company. Under current law, the Company may be allowed to recoup a portion of the amount of any additional guaranty fund assessment in periods subsequent to the recognition of the assessment by offsetting future premium taxes. The Company's market share in New York was approximately 5.5% in 2006 based on industry annuity premium.

GUARANTEES

     The Company owns certain fixed income securities that obligate the Company to exchange credit risk or to forfeit principal due, depending on the nature or occurrence of specified credit events for the referenced entities. In the event all such specified credit events were to occur, the Company's maximum amount at risk on these fixed income securities, as measured by the amount of the aggregate initial investment, was $197 million at December 31, 2007. The obligations associated with these fixed income securities expire at various dates during the next seven years.

     In the normal course of business, the Company provides standard indemnifications to contractual counterparties in connection with numerous transactions, including acquisitions and divestitures. The types of indemnifications typically provided include indemnifications for breaches of representations and warranties, taxes and certain other liabilities, such as third party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the maximum amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

     The aggregate liability balance related to all guarantees was not material as of December 31, 2007.

REGULATION

     The Company is subject to changing social, economic and regulatory conditions. From time to time, regulatory authorities or legislative bodies seek to impose additional regulations regarding agent and broker compensation and otherwise expand overall regulation of insurance products and the insurance industry. The ultimate changes and eventual effects of these initiatives on the Company's business, if any, are uncertain.

LEGAL AND REGULATORY PROCEEDINGS AND INQUIRIES

BACKGROUND

     The Company and certain affiliates are involved in a number of lawsuits, regulatory inquiries, and other legal proceedings arising out of various aspects of its business. As background to the "Proceedings" sub-section below, please note the following:

     - These matters raise difficult and complicated factual and legal issues and are subject to many uncertainties and complexities, including the underlying facts of each matter; novel legal issues; variations between jurisdictions in which matters are being litigated, heard or investigated; differences in applicable laws and judicial interpretations; the length of time before many of these matters might be resolved by settlement, through litigation or otherwise; the fact that some of the lawsuits are putative class actions in which a class has not been certified and in which the purported class may not be clearly defined; the fact that some of the lawsuits involve multi-state class actions in which the applicable law(s) for the claims at issue is in dispute and therefore unclear; and the current challenging legal environment faced by large corporations and insurance companies.

     - The outcome on these matters may also be affected by decisions, verdicts, and settlements, and the timing of such decisions, verdicts and settlements, in other individual and class action lawsuits that involve the Company, other insurers, or other entities and by other legal, governmental, and regulatory actions that involve the Company, other insurers or other entities.

     - In the lawsuits, plaintiffs seek a variety of remedies including equitable relief in the form of injunctive and other remedies and monetary relief in the form of contractual and extra-contractual damages. In some cases, the monetary damages sought include punitive damages. Often specific information about the relief sought, such as the amount of damages, is not available because plaintiffs have not requested specific relief in their pleadings. In our experience, when specific monetary demands are made in pleadings, they bear little relation to the ultimate loss, if any, to the Company.

     - In connection with regulatory examinations and proceedings, government authorities may seek various forms of relief, including penalties, restitution and changes in business practices. The Company may not be advised of the nature and extent of relief sought until the final stages of the examination or proceeding.

     - For the reasons specified above, it is often not possible to make meaningful estimates of the amount or range of loss that could result from the matters described below in the "Proceedings" subsection. The Company reviews these matters on an ongoing basis and follows the provisions of SFAS No. 5, "Accounting for Contingencies" when making accrual and disclosure decisions. When assessing reasonably possible and probable outcomes, the Company bases its decisions on its assessment of the ultimate outcome following all appeals.

     - Due to the complexity and scope of the matters disclosed in the "Proceedings" subsection below and the many uncertainties that exist, the ultimate outcome of these matters cannot be reasonably predicted. In the event of an unfavorable outcome in one or more of these matters, the ultimate liability may be in excess of amounts currently reserved and may be material to the Company's operating results or cash flows for a particular quarterly or annual period. However, based on information currently known to it, management believes that the ultimate outcome of all matters described below as they are resolved over time is not likely to have a material adverse effect on the financial position of the Company.

PROCEEDINGS

     Legal proceedings involving Allstate agencies and AIC may impact the Company, even when the Company is not directly involved, because the Company sells its products through a variety of distribution channels including Allstate agencies. Consequently, information about the more significant of these proceedings is provided in the following paragraph.

     AIC is defending certain matters relating to its agency program reorganization announced in 1999. These matters are in various stages of development.

     - These matters include a lawsuit filed in 2001 by the U.S. Equal Employment Opportunity Commission ("EEOC") alleging retaliation under federal civil rights laws (the "EEOC I" suit) and a class action filed in 2001 by former employee agents alleging retaliation and age discrimination under the Age Discrimination in Employment Act ("ADEA"), breach of contract and ERISA violations (the "Romero I" suit). In 2004, in the consolidated EEOC I and Romero I litigation, the trial court issued a memorandum and order that, among other things, certified classes of agents, including a mandatory class of agents who had signed a release, for purposes of effecting the court's declaratory judgment that the release is voidable at the option of the release signer. The court also ordered that an agent who voids the release must return to AIC "any and all benefits received by the [agent] in exchange for signing the release." The court also stated that "on the undisputed facts of record, there is no basis for claims of age discrimination." The EEOC and plaintiffs have asked the court to clarify and/or reconsider its memorandum and order and in January 2007, the judge denied their request. In June 2007, the court granted AIC's motions for summary judgment. Following plaintiffs' filing of a notice of appeal, the Third Circuit issued an order in December 2007 stating that the notice of appeal was not taken from a final order within the meaning of the federal law and thus not appealable at this time. Responses to the order were filed in mid-December.

     - The EEOC also filed another lawsuit in 2004 alleging age discrimination with respect to a policy limiting the rehire of agents affected by the agency program reorganization ("the EEOC II" suit). In EEOC II, in 2006, the court granted partial summary judgment to the EEOC. Although the court did not determine that AIC was liable for age discrimination under the ADEA, it determined that the rehire policy resulted in a disparate impact, reserving for trial the determination on whether AIC had reasonable factors other than age to support the rehire policy. AIC's interlocutory appeal of the trial court's summary judgment order is now pending in the United States Court of Appeals for the Eighth Circuit.

     - AIC is also defending a certified class action filed by former employee agents who terminated their employment prior to the agency program reorganization. These plaintiffs have asserted breach of contract and ERISA claims. The court approved the form of class notice which was sent to approximately 1,800 potential class members in November 2007. Fifteen individuals have opted out. AIC has moved for judgment on the pleadings and summary judgment.

     - A putative nationwide class action has also been filed by former employee agents alleging various violations of ERISA, including a worker classification issue. These plaintiffs are challenging certain amendments to the Agents Pension Plan and are seeking to have exclusive agent independent contractors treated as employees for benefit purposes. This matter was dismissed with prejudice by the trial court, was the subject of further proceedings on appeal, and was reversed and remanded to the trial court in 2005. In June 2007, the court granted AIC's motion to dismiss the case. Following plaintiffs' filing of a notice of appeal, the Third Circuit issued an order in December 2007 stating that the notice of appeal was not taken from a final order within the meaning of the federal law and thus not appealable at this time. Responses to the order were filed in mid-December.

     In all of these various matters, plaintiffs seek compensatory and punitive damages, and equitable relief. AIC has been vigorously defending these lawsuits and other matters related to its agency program reorganization.

OTHER MATTERS

     Various other legal, governmental and regulatory actions, including state market conduct exams, and other governmental and regulatory inquiries are currently pending that involve the Company and specific aspects of its conduct of business. Like other members of the insurance industry, the Company is the target of a number of class action lawsuits and other types of proceedings, some of which involve claims for substantial or indeterminate amounts. These actions are based on a variety of issues and target a range of the Company's practices. The outcome of these disputes is currently unpredictable.

     One or more of these matters could have an adverse effect on the Company's operating results or cash flows for a particular quarterly or annual period. However, based on information currently known to it, management believes that the ultimate outcome of all matters described in this "Other Matters" subsection in excess of amounts currently reserved, as they are resolved over time is not likely to have a material effect on the operating results, cash flows or financial position of the Company.

12.  INCOME TAXES

     ALIC and its domestic subsidiaries (the "Allstate Life Group") join with the Corporation (the "Allstate Group") in the filing of a consolidated federal income tax return and are party to a federal income tax allocation agreement (the "Allstate Tax Sharing Agreement"). Under the Allstate Tax Sharing Agreement, the Allstate Life Group pays to or receives from the Corporation the amount, if any, by which the Allstate Group's federal income tax liability is affected by virtue of inclusion of the Allstate Life Group in the consolidated federal income tax return. Effectively, this results in the Allstate Life Group's annual income tax provision being computed, with adjustments, as if the Allstate Life Group filed a separate return.

     The Internal Revenue Service ("IRS") is currently examining the Company's 2005 and 2006 federal income tax returns. The IRS has completed its examination of the Company's federal income tax returns through 2004 and the statute of limitations has expired on years prior to 2003. Any adjustments that may result from IRS examinations of tax returns are not expected to have a material effect on the results of operations, cash flows or financial position of the Company.

     The Company adopted the provisions of FIN 48 on January 1, 2007. The Company had no liability for unrecognized tax benefits at January 1, 2007 or December 31, 2007, and believes it is reasonably possible that the liability balance will not significantly increase or decrease within the next twelve months. No amounts have been accrued for interest or penalties.

     The components of the deferred income tax assets and liabilities at December 31 are as follows:

          ($ IN MILLIONS)                        2007          2006
                                              ----------    ----------
          DEFERRED ASSETS
          Life and annuity reserves          $      588    $      682
          Unrealized net capital losses              45            --
          Other assets                               62            48
                                              ----------    ----------
            Total deferred assets                   695           730
          DEFERRED LIABILITIES
          Deferred policy acquisition costs        (787)         (784)
          Unrealized net capital gains               --          (175)
          Other liabilities                          (9)          (29)
                                              ----------    ----------
            Total deferred liabilities             (796)         (988)
                                              ----------    ----------
               Net deferred liability        $     (101)   $     (258)
                                              ==========    ==========

     Although realization is not assured, management believes it is more likely than not that the deferred tax assets will be realized based on the assumption that certain levels of income will be achieved.

     The components of income tax expense for the years ended December 31 are as follows:

          ($ IN MILLIONS)                               2007     2006     2005
                                                      -------- -------- --------
          Current                                    $    111 $    136 $    225
          Deferred                                         69       60      (51)
                                                      -------- -------- --------
          Total income tax expense                   $    180 $    196 $    174
                                                      ======== ======== ========

     The Company paid income taxes of $68 million, $317 million and $156 million in 2007, 2006 and 2005, respectively. The Company had a current income tax receivable of $6 million and $49 million at December 31, 2007 and 2006, respectively.

     A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations for the years ended December 31 is as follows:

                                                        2007     2006     2005
                                                      -------- -------- --------
          Statutory federal income tax rate              35.0%    35.0%    35.0%
          Adjustment for prior year tax liabilities      (0.9)    (1.6)    (3.9)
          Dividends received deduction                   (2.7)    (2.7)    (2.5)
          Tax credits                                    (2.3)    (0.5)    (0.3)
          Other                                           1.3      1.1      1.1
                                                      -------- -------- --------
            Effective income tax rate                    30.4%    31.3%    29.4%
                                                      ======== ======== ========

13.  CAPITAL STRUCTURE

DEBT OUTSTANDING

     Total debt outstanding at December 31 consisted of the following:

  ($ IN MILLIONS)                                            2007            2006
                                                         ------------    ------------
  6.18% Surplus Notes (1), due 2036                     $        100    $        100
  5.06% Surplus Notes (1), due 2035                              100             100
  Mandatorily redeemable preferred stock - Series A               --               6
                                                         ------------    ------------
     Total long-term debt                                        200             206
  Note payable to parent                                          --             500
                                                         ------------    ------------
      Total debt                                        $        200    $        706
                                                         ============    ============

----------
 (1) No payment of principle or interest is permitted on the surplus notes without the written approval of the Director of Insurance of the State of South Carolina (the "Director"), the domiciliary state insurance regulatory authority for the issuer of the notes, Allstate Re (see Note 5). The Director could prohibit the payment of interest and principle on the surplus notes if certain statutory capital requirements are not met. Permission to pay interest on the surplus notes was granted in both 2007 and 2006.

     All of the Company's outstanding debt as of December 31, 2007 and 2006 relates to intercompany obligations. These obligations are discussed in Note 5 to the consolidated financial statements. The Company paid $21 million, $13 million and $6 million of interest on debt in 2007, 2006 and 2005, respectively.

14.  STATUTORY FINANCIAL INFORMATION

     ALIC and its subsidiaries prepare their statutory-basis financial statements in conformity with accounting practices prescribed or permitted by the insurance department of the applicable state of domicile. Prescribed statutory accounting practices include a variety of publications of the NAIC, as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed.

     All states require domiciled insurance companies to prepare statutory-basis financial statements in conformity with the NAIC Accounting Practices and Procedures Manual, subject to any deviations prescribed or permitted by the applicable insurance commissioner and/or director.

     Statutory accounting practices primarily differ from GAAP since they require charging policy acquisition and certain sales inducement costs to expense as incurred, establishing life insurance reserves based on different actuarial assumptions, and valuing investments and establishing deferred taxes on a different basis.

     Statutory net income of ALIC and its insurance subsidiaries for 2007, 2006 and 2005 was $172 million, $252 million and $266 million, respectively. Statutory capital and surplus was $2.62 billion and $3.36 billion as of December 31, 2007 and 2006, respectively.

DIVIDENDS

     The ability of ALIC to pay dividends is dependent on business conditions, income, cash requirements of ALIC, receipt of dividends from its subsidiaries and other relevant factors. The payment of shareholder dividends by ALIC to AIC without the prior approval of the state insurance regulator is limited to formula amounts based on net income and capital and surplus, determined in conformity with statutory accounting practices, as well as the timing and amount of dividends paid in the preceding twelve months. Notification and approval of intercompany lending activities is also required by the Illinois Department of Insurance ("IL DOI") for transactions that exceed a level that is based on a formula using statutory admitted assets and statutory surplus.

     ALIC paid dividends of $725 million and $675 million in 2007 and 2006, respectively. These amounts were in excess of the $336 million and $366 million that were allowed under Illinois insurance law based on the 2006 and 2005 formula amounts, respectively. The Company received approval from the IL DOI for the portion of the 2007 and 2006 dividends in excess of this amount. Based on 2007 ALIC statutory capital and surplus, ALIC will not be able to pay dividends in 2008 without prior IL DOI approval.

15.  BENEFIT PLANS

PENSION AND OTHER POSTRETIREMENT PLANS

     Defined benefit pension plans, sponsored by AIC, cover most full-time employees, certain part-time employees and employee-agents. Benefits under the pension plans are based upon the employee's length of service and eligible annual compensation. A cash balance formula was added to the Allstate Retirement Plan effective January 1, 2003. All eligible employees hired before August 1, 2002 were provided with a one-time opportunity to choose between the cash balance formula and the final average pay formula. The cash balance formula applies to all eligible employees hired after August 1, 2002. AIC's funding policy for the pension plans is to make annual contributions at a minimum level that is at least in accordance with regulations under the Internal Revenue Code and in accordance with generally accepted actuarial principles. The allocated cost to the Company included in net income for the pension plans in 2007, 2006 and 2005 was $24 million, $37 million and $27 million, respectively.

     AIC also provides certain health care and life insurance subsidies for employees hired before January 1, 2003 when they retire ("postretirement benefits"). Qualified employees may become eligible for these benefits if they retire in accordance with AIC's established retirement policy and are continuously insured under AIC's group plans or other approved plans in accordance with the plan's participation requirements. AIC shares the cost of the retiree medical benefits with retirees based on years of service, with AIC's share being subject to a 5% limit on annual medical cost inflation after retirement. AIC has the right to modify or terminate these pension and postretirement benefit plans. The allocated cost to the Company included in net income was $6 million, $7 million and $7 million for postretirement benefits other than pension plans in 2007, 2006 and 2005, respectively.

PROFIT SHARING PLANS

     Employees of AIC are eligible to become members of The Savings and Profit Sharing Fund of Allstate Employees ("Allstate Plan"). The Corporation's contributions are based on the Corporation's matching obligation and performance. The Company's allocation of profit sharing expense from the Corporation was $12 million, $13 million and $7 million in 2007, 2006 and 2005, respectively.

16.  OTHER COMPREHENSIVE INCOME

     The components of other comprehensive (loss) income on a pre-tax and after-tax basis for the years ended December 31 are as follows:

($ IN MILLIONS)
                                                   2007                            2006                            2005
                                      ------------------------------   -----------------------------   -----------------------------
                                         PRE-                AFTER-      PRE-                AFTER-     PRE-                 AFTER-
                                         TAX       TAX        TAX        TAX        TAX       TAX       TAX        TAX        TAX
                                       -------   -------    -------    -------    -------   -------    -------    -------   -------
Unrealized holding (losses) gains
    arising during the period, net of
    related offsets                   $  (492)  $   172    $  (320)   $  (493)   $   172   $  (321)   $  (724)   $   254   $  (470)
Less: reclassification adjustment of
    realized capital gains and losses     137       (48)        89        (89)        31       (58)       (69)        24       (45)
                                       -------   -------    -------    -------    -------   -------    -------    -------   -------
UNREALIZED NET CAPITAL (LOSSES) GAINS    (629)      220       (409)      (404)       141      (263)      (655)       230      (425)
                                       -------   -------    -------    -------    -------   -------    -------    -------   -------
Other comprehensive (loss) income     $  (629)  $   220    $  (409)   $  (404)   $   141   $  (263)   $  (655)   $   230   $  (425)
                                       =======   =======    =======    =======    =======   =======    =======    =======   =======

17.  QUARTERLY RESULTS (UNAUDITED)

                              FIRST QUARTER          SECOND QUARTER           THIRD QUARTER          FOURTH QUARTER
                          ----------------------  ----------------------  ----------------------  ----------------------
($ IN MILLIONS)              2007        2006        2007        2006        2007        2006        2007         2006
                          ---------   ----------  ----------  ----------  ----------  ----------  ----------   ---------
Revenues                 $   1,435   $    1,349  $    1,509  $    1,360  $    1,274  $    1,352  $    1,234   $   1,502
Net income                     149           96         187          56          56         122          20         154

                                    PART C
                               OTHER INFORMATION

24. FINANCIAL STATEMENTS AND EXHIBITS

(a) FINANCIAL STATEMENTS

The financial statements of Allstate Life Insurance Company ("Allstate" or "Depositor") and Allstate Financial Advisors Separate Account I are filed herewith in Part B of this Registration Statement.

(b) EXHIBITS

(1)(a) Resolution of the Board of Directors of Allstate Life Insurance Company authorizing establishment of the Allstate Financial Advisors Separate Account I (Incorporated by reference to Registrant's Form N-4 Initial Registration Statement (File No. 333-77605) dated May 3, 1999).

(1)(b) Resolution of the Board of Directors of Glenbrook Life and Annuity Company authorizing establishment of the Glenbrook Life and Annuity Company Separate Account A (Incorporated herein by reference to Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 033-62203) dated April 23, 1996).

(1)(c) Resolution of the Board of Directors of Allstate Life Insurance Company authorizing the consolidation of Glenbrook Life and Annuity Company Separate Account A and Glenbrook Life Multi-Manager Variable Account into Allstate Financial Advisors Separate Account I (Previously filed in the initial Form N-4 Registration Statement (File No. 333-121693) dated December 28, 2004).

(2)     Not Applicable

(3) Form of Underwriting Agreement (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement File No. 033-62203) dated November 22, 1995).

(4)(a) Form of Flexible Premium Deferred Variable Annuity Contract (Incorporated herein by reference to the initial Filing of the Form N-4 Registration Statement (File No. 033-62203) dated August 28, 1995).

(4)(b) Enhanced Death and Income Benefit Combination Rider II (Incorporated herein by reference to Post-Effective Amendment No. 5 to Registration Statement (File No. 333-50879) dated July 5, 2000).

(4)(c) Death Benefit Amendatory Endorsement (Incorporated herein by reference to Post Effective Amendment No. 9 to Registration Statement (File
        No. 333-50879) dated April 26, 2002).

(4)(d) Form of Contract Endorsement (reflecting Allstate Life Insurance Company as issuer) (Previously filed in the initial N-4 Registration Statement (File No. 333-121693) dated December 28, 2004).

(5) Form of Flexible Premium Deferred Variable Annuity Contract Application (Incorporated herein by reference to the initial Filing of the Form N-4 Registration Statement (File No. 033-62203) dated August 28, 1995).

(6)(a) Articles of Incorporation of Allstate Life Insurance Company (Incorporated herein by reference to Post-Effective Amendment No. 3 to Registrant's Registration Statement (File No. 333-77605) dated
        April 24, 2001).

(6)(b) Amended and Restated By-laws of Allstate Life Insurance Company (Incorporated herein by reference to Registrant's Form 8-K (File No. 0-31248) dated March 20, 2007).

(7) Indemnity Reinsurance Agreement Between Allstate Life Insurance Company and The Prudential Insurance Company of America dated June 1, 2006. (Incorporated herein by reference to Pre-Effective Amendment No.1 to Form N-4 Registration Statement (File No. 333-141909) dated June 20,
        2007).

(8) Participation Agreement with AIM Variable Insurance Funds (Incorporated herein by reference to Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 033-62203) dated April 23, 1996).

(9)(a) Opinion and Consent of General Counsel (Incorporated herein by reference to Post Effective Amendment No. 9 to Registration Statement (File No. 333-50879) dated April 26, 2002).

(9)(b) Opinion and Consent of Counsel Re: Legality (Previously filed in the initial N-4 Registration Statement (File No. 333-121693) dated December 28, 2004).

(10) Consent of Independent Registered Public Accounting Firm. Filed herewith.

(11)    Not applicable

(12)    Not applicable

(13)(a) Performance Data Calculations (Incorporated herein by reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 033-62203) dated April 1, 1997).

(13)(b) Performance Data Calculations (Incorporated herein by reference to Post-Effective Amendment No. 4 to Registration Statement (File
        No. 333-50879) dated April 21, 2000).

(13)(c) Performance Data Calculations (Incorporated herein by reference to Post-Effective Amendment No. 5 to this Registration Statement (File No. 333-50879) dated July 5, 2000).

(13)(d) Performance Data Calculations (Incorporated herein by reference to Post-Effective Amendment No. 7 to this Registration Statement (File No. 333-50879) dated April 18, 2001).

(13)(e) Performance Data Calculations (Incorporated herein by reference to Post-Effective Amendment No. 10 to this Registration Statement (File No. 333-50879) dated April 11, 2003).

(14)    Not Applicable.

(15) Letter re: unaudited interim financial information from Registered Public Accounting Firm (Previously filed in the initial N-4 Registration Statement (File No. 333-121693) dated December 28, 2004).

(99)(a) Merger Agreement and Articles of Merger between Glenbrook Life and Annuity Company and Allstate Life Insurance Company (Previously filed in the initial N-4 Registration Statement (File No. 333-121693) dated December 28, 2004).

(99)(b) Powers of Attorney for John C. Pintozzi and Douglas B. Welch (Previously filed in Post-Effective Amendment No. 1 to this Registration Statement (File No. 333-121693) dated April 21, 2005.)

(99)(c) Powers of Attorney for Michael J. Velotta, David A. Bird, John C. Lounds, Robert W. Pike, Samuel H. Pilch, Eric A. Simonson, Thomas J. Wilson, II and Kevin R. Slawin (Previously filed in Post-Effective Amendment No. 2 to this Registration Statement (File No. 333-121693) dated April 14, 2006.)

(99)(d) Powers of Attorney for Michael B. Boyle, James E. Hohmann, George E. Ruebenson and Thomas J. Wilson II (Previously filed in Post-Effective Amendment No. 5 to this Registration Statement (File No. 333-121693) dated April 19, 2007.)

25. DIRECTORS AND OFFICERS OF THE DEPOSITOR, Allstate Life Insurance Company

 Name and Principal Business Address    Positions and Offices with Depositor
 -----------------------------------    --------------------------------------
 David Andrew Bird                      Director and Senior Vice President
 Michael. B. Boyle                      Director and Senior Vice President
 James E. Hohmann                       Director, President and Chief
                                        Executive Officer
 John Carl Lounds                       Director and Senior Vice President
 John C. Pintozzi                       Director, Senior Vice President and
                                        Chief Financial Officer
 George E. Ruebenson                    Director
 Eric Allen Simonson                    Director, Senior Vice President and
                                        Chief Investment Officer
 Kevin Rourke Slawin                    Director and Senior Vice President
 Michael Joseph Velotta                 Director, Senior Vice President,
                                        General Counsel and Secretary
 Douglas B. Welch                       Director and Senior Vice President
 Thomas Joseph Wilson, II               Director and Chairman of the Board
 Samuel Henry Pilch                     Group Vice President and Controller
 Matthew S. Easley                      Vice President
 Karen Cassidy Gardner                  Vice President
 Judith P. Greffin                      Vice President
 Mary Jovita McGinn                     Vice President and Assistant Secretary
 John Eric Smith                        Vice President
 Patricia Wright Wilson                 Vice President
 Steven C. Verney                       Treasurer

 Name and Principal Business Address    Positions and Offices with Depositor
 -----------------------------------    --------------------------------------
 Charles Calvin Baggs                   Assistant Vice President
 Darryl L. Baltimore                    Assistant Vice President
 James Baumstark                        Assistant Vice President
 Karen Burckhardt                       Assistant Vice President
 Laura J. Clark                         Assistant Vice President
 Errol Cramer                           Assistant Vice President and
                                        Appointed Actuary
 Lawrence William Dahl                  Assistant Vice President
 Sam DeFrank                            Assistant Vice President - Tax Counsel
 Joanne Marie Derrig                    Assistant Vice President and Chief
                                        Privacy Officer
 Sarah R. Donahue                       Assistant Vice President
 Lisa J. Flanary                        Assistant Vice President
 Keith A. Hauschildt                    Assistant Vice President
 Ronald A. Johnson                      Assistant Vice President
 Teresa G. Logue                        Assistant Vice President
 Robert L. Park                         Assistant Vice President and Chief
                                        Compliance Officer
 Joseph P. Rath                         Assistant Vice President, Assistant
                                        General Counsel and Assistant
                                        Secretary
 Mario Rizzo                            Assistant Vice President and
                                        Assistant Treasurer
 Mary Springberg                        Assistant Vice President
 Robert E. Transon                      Assistant Vice President
 Timothy Nicholas Vander Pas            Assistant Vice President
 Richard Zaharias                       Assistant Vice President
 Laura R. Zimmerman                     Assistant Vice President
 Doris J. Bryant                        Assistant Secretary
 Paul N. Kierig                         Assistant Secretary
 Dean M. Way                            Illustration Actuary

The principal business address of Mr. Bird and Mr. Baggs is 1776 American Heritage Drive, Jacksonville, Florida 32224. The principal business address of Mr. Dahl and Mr. Gaer is 2940 South 84th Street, Lincoln, Nebraska 68506. The principal business address of the remaining officers and directors is 3100 Sanders Road, Northbrook, Illinois 60062.

26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT

Incorporated herein by reference to Annual Report on Form 10-K, filed by The Allstate Corporation on February 27, 2008 (File No. 001-11840).

27. NUMBER OF CONTRACT OWNERS

As of January 31, 2008, there were 7,224 nonqualified and qualified contracts.

28. INDEMNIFICATION

The by-laws of both Allstate Life Insurance Company ("Depositor") and ALFS, Inc. ("Distributor"), provide for the indemnification of its directors, officers and controlling persons, against expenses, judgments, fines and amounts paid in settlement as incurred by such person, if such person acted properly. No indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of a duty to the company, unless a court determines such person is entitled to such indemnity.

Insofar as indemnification for liability arising out of the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by the registrant of expenses incurred by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of is counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

29. PRINCIPAL UNDERWRITER, ALFS, INC.

(a) The Registrant's principal underwriter acts as principal underwriter for each of the following investment companies:

Allstate Financial Advisors Separate Account I
Allstate Life of New York Separate Account A

(b)     DIRECTORS AND OFFICERS OF THE UNDERWRITER, ALFS, INC.

 Name                                   Position with Distributor
 ----                                   -------------------------------------
 James E. Hohmann                       Director & Chairman of the Board
 J. Eric Smith                          Director
 Michael J. Velotta                     Director and Secretary
 J. Eric Smith                          President and Chief Executive Officer
 Marian Goll                            Vice President, Treasurer, and
                                        Financial Operations Principal
 Joseph P. Rath                         Vice President, General Counsel, and
                                        Assistant Secretary
 Joanne M. Derrig                       Assistant Vice President and Chief
                                        Privacy Officer
 Maribel V. Gerstner                    Assistant Vice President and Chief
                                        Compliance Officer
 William F. Emmons                      Assistant Secretary
 Mary J. McGinn                         Assistant Secretary
 Mario Rizzo                            Assistant Treasurer
 Steven C. Verney                       Assistant Treasurer

* The principal business address of Mr. Emmons is 2940 South 84th Street, Lincoln, Nebraska 68506. The principal address of the other foregoing officers and directors is 3100 Sanders Road, Northbrook, Illinois 60062.

(c)Compensation of ALFS, Inc.

None

30. LOCATION OF ACCOUNTS AND RECORDS

The Depositor, Allstate Life Insurance Company, is located at 3100 Sanders Road, Northbrook, Illinois 60062.

The Distributor, ALFS, Inc., is located at 3100 Sanders Road, Northbrook, Illinois 60062.

Each company maintains those accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.

31. MANAGEMENT SERVICES

None

32. UNDERTAKINGS

The Registrant undertakes to file a post-effective amendment to the Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted. Registrant furthermore agrees to include either, as part of any application to purchase a contract offered by the prospectus, a toll-free number that an applicant can call to request a Statement of Additional Information or a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information. Finally, the Registrant agrees to deliver any Statement of Additional Information and any Financial Statements required to be made available under this Form N-4 promptly upon written or oral request.

REPRESENTATIONS PURSUANT TO SECTION 403(B) OF THE INTERNAL REVENUE CODE

The Company represents that it is relying upon a November 28, 1988 Securities and Exchange Commission no-action letter issued to the American Council of Life Insurance and that the provisions of paragraphs 1-4 of the no-action letter have been complied with.

REPRESENTATION REGARDING CONTRACT EXPENSES

Allstate Life Insurance Company represents that the fees and charges deducted under the Contracts described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Allstate Life Insurance Company under the Contracts. Allstate Life Insurance Company bases its representation on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks; the need for Allstate Life Insurance Company to earn a profit; the degree to which the Contracts include innovative features; and the regulatory standards for exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice. This representation applies to all Contracts sold pursuant to this Registration Statement, including those sold on the terms specifically described in the prospectus contained herein, or any variations therein, based on supplements, endorsements, or riders to any Contracts or prospectus(es), or otherwise.

                                  SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Allstate Financial Advisors Separate Account I certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amended Registration Statement and has caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, all in the Township of Northfield, State of Illinois, on April 25, 2008.

                          ALLSTATE FINANCIAL ADVISORS
                              SEPARATE ACCOUNT I
                                 (REGISTRANT)

                      BY: ALLSTATE LIFE INSURANCE COMPANY
                                  (DEPOSITOR)


                       By:    /s/ MICHAEL J. VELOTTA
                           ------------------------------
                                Michael J. Velotta
                           Vice President, Secretary and
                                  General Counsel

Pursuant to the requirements of the Securities Act of 1933, this amended registration statement has been signed by the following persons in the capacities indicated on this 25 day of April, 2008.


*/ DAVID A. BIRD       Director and Senior Vice President
----------------------
David A. Bird

*/ MICHAEL B. BOYLE    Director and Senior Vice President
----------------------
Michael B. Boyle

*/ JAMES E. HOHMANN    Director, President and Chief Executive
---------------------- Officer (Principal Executive Officer)
James E. Hohmann

*/ JOHN C. LOUNDS      Director and Senior Vice President
----------------------
John C. Lounds

*/ SAMUEL H. PILCH     Controller and Group Vice President
---------------------- (Principal Accounting Officer)
Samuel H. Pilch

*/ JOHN C. PINTOZZI    Director, Senior Vice President and
---------------------- Chief Financial Officer (Principal
*/John C. Pintozzi     Financial Officer)

*/ GEORGE E. REUBENSON Director
----------------------
George E. Reubenson

*/ ERIC A. SIMONSON    Director, Senior Vice President and
---------------------- Chief Investment Officer
Eric A. Simonson

*/ KEVIN R. SLAWIN     Director and Senior Vice President
----------------------
Kevin R. Slawin

/s/ MICHAEL J. VELOTTA Director, Senior Vice President,
---------------------- General Counsel and Secretary
Michael J. Velotta

*/ DOUGLAS B. WELCH    Director and Senior Vice President
----------------------
*/ Douglas B. Welch

*/ THOMAS J. WILSON II Director and Chairman of the Board
----------------------
Thomas J. Wilson II

*/ By Michael J. Velotta, pursuant to Power of Attorney, filed herewith or previously filed.

                                 EXHIBIT INDEX


Exhibit Description
------- ---------------------------------------------------------

  (10)  Consent of Independent Registered Public Accounting Firm.